As filed with the United States Securities and Exchange Commission on April 24, 2013
1933 Act Registration No. 33-57340
1940 Act Registration No. 811-07452

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 58	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 57	☑

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173
(Address of Principal Executive Offices)      (Zip Code)
Registrant’s Telephone Number, including Area Code (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173
(Name and Address of Agent for Service)
Copy to:

Peter Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103-7018
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☑	on April 29, 2013 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus	April 29, 2013

Series I shares
Invesco V.I. American Franchise Fund
(formerly known as Invesco Van Kampen V.I. American Franchise Fund)

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. American Franchise Fund’s investment objective is to seek capital growth.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	3
The Adviser(s)	3
Adviser Compensation	3
Portfolio Managers	3

Other Information	4
Purchase and Redemption of Shares	4
Excessive Short-Term Trading Activity Disclosure	4
Pricing of Shares	5
Taxes	5
Dividends and Distributions	6
Share Classes	6
Payments to Insurance Companies	6

Benchmark Descriptions	6

Financial Highlights	7

Hypothetical Investment and Expense Information	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. American Franchise Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I shares

Management Fees	0.68%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.30

Total Annual Fund Operating Expenses	0.98

Fee Waiver and/or Expense Reimbursement[1]	0.08

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 0.90% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$92	$304	$534	$1,194

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 190% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S. The Fund invests primarily in equity securities of mid- and large- capitalization issuers. The principal type of equity security in which the Fund invests is common stock.

The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund may invest up to 20% of its net assets in securities of foreign issuers.

The Adviser utilizes a bottom-up stock selection process designed to seek alpha (return on investments in excess of the Russell 1000® Growth Index), and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals including detailed modeling of all of a company’s financial statements, and discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser utilizes a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

1        Invesco V.I. American Franchise Fund

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and the Van Kampen Life Investment Trust Capital Growth Portfolio’s (the predecessor Fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class I shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. The predecessor fund was reorganized into Series I shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns

Best Quarter (ended September 30, 2009): 21.13%
Worst Quarter (ended December 31, 2008): -29.05%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I: Inception (07/03/95)	13.73%	1.61%	6.73%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	15.26	3.12	7.52

Lipper VUF Large-Cap Growth Funds Index	16.39	1.28	7.05

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the Fund

Erik Voss	Portfolio Manager (lead)	2010

Ido Cohen	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to seek capital growth. Any income received from the investment of portfolio securities is incidental to the Fund’s investment objective. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S. The Fund invests primarily in equity securities of mid- and large- capitalization issuers. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000® Growth Index ranged from $417.8 million to $498.9 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-

2        Invesco V.I. American Franchise Fund

end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell Midcap® Growth Index ranged from $417.8 million to $ 21.2 billion.

The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund may invest up to 20% of its net assets in securities of foreign issuers.

The Adviser utilizes a bottom-up stock selection process designed to seek alpha (return on investments in excess of the Russell 1000® Growth Index), and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals including detailed modeling of all of a company’s financial statements, and discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser utilizes a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs and may, thereby lower the Fund’s actual return. Frequent trading also may increase short term gains and losses.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.58% of Invesco V.I. American Franchise Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).

■	Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2007 to 2010, he was a vice president and senior analyst with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2007, he was a member of a technology, media and telecom-focused investment team at Diamondback Capital.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio

3        Invesco V.I. American Franchise Fund

risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While

4        Invesco V.I. American Franchise Fund

the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will

5        Invesco V.I. American Franchise Fund

depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth variable insurance underlying funds tracked by Lipper.

Russell 1000® Growth Index is un unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

6        Invesco V.I. American Franchise Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

													Ratio of		Ratio of
			Net gains										expenses		expenses
			(losses)										to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends								net assets		assets without		investment
	value,	investment	(both	Total from	from net	Return of			Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	capital		Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	distributions		distributions	of period	return		(000’s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I(c)
Year ended 12/31/12	$31.90	$0.19	$4.19	$4.38	$—	$—		$—	$36.28	13.73	%(d)	$496,341	0.88	%(e)	0.98	%(e)	0.52	%(e)	190%
Year ended 12/31/11	34.00	(0.05)	(2.05)	(2.10)	—	—		—	31.90	(6.18	)(d)	122,986	0.84		0.99		(0.15)		126
Year ended 12/31/10	28.37	0.03	5.60	5.63	—	—		—	34.00	19.84	(d)	74,870	0.79		0.90		0.12		158
Year ended 12/31/09	17.10	0.04	11.26	11.30	(0.03)	(0.00	)(f)	(0.03)	28.37	66.07		74,214	0.84		0.84		0.17		13
Year ended 12/31/08	33.68	(0.01)	(16.43)	(16.44)	(0.14)	—		(0.14)	17.10	(48.99)		48,599	0.85		0.87		(0.04)		42

Series II(c)
Year ended 12/31/12	31.35	0.10	4.10	4.20	—	—		—	35.55	13.40	(d)	224,334	1.13	(e)	1.23	(e)	0.27	(e)	190
Year ended 12/31/11	33.49	(0.14)	(2.00)	(2.14)	—	—		—	31.35	(6.39	)(d)	85,724	1.09		1.24		(0.40)		126
Year ended 12/31/10	28.01	(0.05)	5.53	5.48	—	—		—	33.49	19.56	(d)	109,920	1.04		1.15		(0.18)		158
Year ended 12/31/09	16.91	(0.02)	11.12	11.10	—	—		—	28.01	65.64	(g)	112,533	1.09		1.09		(0.07)		13
Year ended 12/31/08	33.29	(0.08)	(16.25)	(16.33)	(0.05)	—		(0.05)	16.91	(49.11	)(g)	69,198	1.10		1.12		(0.29)		42

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $14,357,093 and sold of $15,173,740 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Capital Appreciation Fund and Invesco V.I. Leisure Fund into the Fund. For the year ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $81,993,574 and sold of $49,870,241 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Large Cap Growth Fund into the Fund.
(c)	On June 1, 2010, the predecessor Fund’s former Class I and Class II shares were reorganized into Series I and Series II shares.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e)	Ratios are based on average daily net assets (000’s) of $387,711 and $185,880 for Series I and Series II, respectively.
(f)	Amount is less than $0.01 per share.
(g)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

7        Invesco V.I. American Franchise Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.90%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.10%	8.28%	12.64%	17.17%	21.88%	26.78%	31.87%	37.17%	42.69%	48.42%
End of Year Balance	$10,410.00	$10,828.48	$11,263.79	$11,716.59	$12,187.60	$12,677.54	$13,187.18	$13,717.30	$14,268.74	$14,842.34
Estimated Annual Expenses	$91.85	$104.07	$108.25	$112.60	$117.13	$121.84	$126.74	$131.83	$137.13	$142.64

1	Your actual expenses may be higher or lower than those shown.

8        Invesco V.I. American Franchise Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs or annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. American Franchise Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VIAMFR-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. American Franchise Fund
(formerly known as Invesco Van Kampen V.I. American Franchise Fund)

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. American Franchise Fund’s investment objective is to seek capital growth.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. American Franchise Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.68%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.30

Total Annual Fund Operating Expenses	1.23

Fee Waiver and/or Expense Reimbursement[1]	0.08

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.15% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$117	$382	$668	$1,482

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 190% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S. The Fund invests primarily in equity securities of mid- and large-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.

The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund may invest up to 20% of its net assets in securities of foreign issuers.

The Adviser utilizes a bottom-up stock selection process designed to seek alpha (return on investments in excess of the Russell 1000® Growth Index), and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals including detailed modeling of all of a company’s financial statements, and discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser utilizes a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

1        Invesco V.I. American Franchise Fund

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and the Van Kampen Life Investment Trust Capital Growth Portfolio’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class II shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended September 30, 2009): 21.01%
Worst Quarter (ended December 31, 2008): -29.10%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II: Inception (09/18/00)	13.40%	1.36%	6.46%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)	15.26	3.12	7.52

Lipper VUF Large-Cap Growth Funds Index	16.39	1.28	7.05

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the Fund

Erik Voss	Portfolio Manager (lead)	2010

Ido Cohen	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to seek capital growth. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S. The Fund invests primarily in equity securities of mid- and large-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the

2        Invesco V.I. American Franchise Fund

Russell 1000® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000® Growth Index ranged from $417.8 million to $498.9 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell Midcap® Growth Index ranged from $417.8 million to $21.2 billion.

The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund may invest up to 20% of its net assets in securities of foreign issuers.

The Adviser utilizes a bottom-up stock selection process designed to seek alpha (return on investments in excess of the Russell 1000® Growth Index), and a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, includes quantitative analysis. The Adviser then closely examines company fundamentals including detailed modeling of all of a company’s financial statements, and discussions with company management teams, suppliers, distributors, competitors and customers. The Adviser utilizes a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with strong or improving fundamentals, attractive valuation relative to growth prospects and earning expectations that appear fair to conservative.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate or the catalysts for growth are no longer present or reflected in the stock price.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Active Trading Risk. Frequent trading of portfolio securities may result in increased costs and may, thereby lower the Fund’s actual return. Frequent trading also may increase short term gains and losses.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.58% of Invesco V.I. American Franchise Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Erik Voss, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC).

3        Invesco V.I. American Franchise Fund

■	Ido Cohen, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2007 to 2010, he was a vice president and senior analyst with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2007, he was a member of a technology, media and telecom-focused investment team at Diamondback Capital.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term

4        Invesco V.I. American Franchise Fund

trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

5        Invesco V.I. American Franchise Fund

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth variable insurance underlying funds tracked by Lipper.

Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

6        Invesco V.I. American Franchise Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

													Ratio of		Ratio of
			Net gains										expenses		expenses
			(losses)										to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends								net assets		assets without		investment
	value,	investment	(both	Total from	from net	Return of			Net asset			Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	capital		Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	distributions		distributions	of period	return		(000’s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I(c)
Year ended 12/31/12	$31.90	$0.19	$4.19	$4.38	$—	$—		$—	$36.28	13.73	%(d)	$496,341	0.88	%(e)	0.98	%(e)	0.52	%(e)	190%
Year ended 12/31/11	34.00	(0.05)	(2.05)	(2.10)	—	—		—	31.90	(6.18	)(d)	122,986	0.84		0.99		(0.15)		126
Year ended 12/31/10	28.37	0.03	5.60	5.63	—	—		—	34.00	19.84	(d)	74,870	0.79		0.90		0.12		158
Year ended 12/31/09	17.10	0.04	11.26	11.30	(0.03)	(0.00	)(f)	(0.03)	28.37	66.07		74,214	0.84		0.84		0.17		13
Year ended 12/31/08	33.68	(0.01)	(16.43)	(16.44)	(0.14)	—		(0.14)	17.10	(48.99)		48,599	0.85		0.87		(0.04)		42

Series II(c)
Year ended 12/31/12	31.35	0.10	4.10	4.20	—	—		—	35.55	13.40	(d)	224,334	1.13	(e)	1.23	(e)	0.27	(e)	190
Year ended 12/31/11	33.49	(0.14)	(2.00)	(2.14)	—	—		—	31.35	(6.39	)(d)	85,724	1.09		1.24		(0.40)		126
Year ended 12/31/10	28.01	(0.05)	5.53	5.48	—	—		—	33.49	19.56	(d)	109,920	1.04		1.15		(0.18)		158
Year ended 12/31/09	16.91	(0.02)	11.12	11.10	—	—		—	28.01	65.64	(g)	112,533	1.09		1.09		(0.07)		13
Year ended 12/31/08	33.29	(0.08)	(16.25)	(16.33)	(0.05)	—		(0.05)	16.91	(49.11	)(g)	69,198	1.10		1.12		(0.29)		42

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $14,357,093 and sold of $15,173,740 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Capital Appreciation Fund and Invesco V.I. Leisure Fund into the Fund. For the year ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $81,993,574 and sold of $49,870,241 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Large Cap Growth Fund into the Fund.
(c)	On June 1, 2010, the predecessor Fund’s former Class I and Class II shares were reorganized into Series I and Series II shares.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e)	Ratios are based on average daily net assets (000’s) of $387,711 and $185,880 for Series I and Series II, respectively.
(f)	Amount is less than $0.01 per share.
(g)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

7        Invesco V.I. American Franchise Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.15%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.85%	7.77%	11.83%	16.04%	20.42%	24.96%	29.67%	34.56%	39.63%	44.89%
End of Year Balance	$10,385.00	$10,776.51	$11,182.79	$11,604.38	$12,041.87	$12,495.84	$12,966.94	$13,455.79	$13,963.07	$14,489.48
Estimated Annual Expenses	$117.21	$130.14	$135.05	$140.14	$145.42	$150.91	$156.60	$162.50	$168.63	$174.98

1	Your actual expenses may be higher or lower than those shown.

8        Invesco V.I. American Franchise Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the current SAI, annual or semi-annual reports, or Form N-Q please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs or annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. American Franchise Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VIAMFR-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. American Value Fund
(formerly known as Invesco Van Kampen V.I. American Value Fund)

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. American Value Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Adviser(s)	4
Adviser Compensation	4
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	7
Payments to Insurance Companies	7

Benchmark Descriptions	8

Financial Highlights	9

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. American Value Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I shares

Management Fees	0.72%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.28

Total Annual Fund Operating Expenses	1.00

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$102	$318	$552	$1,225

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of the portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of small- to mid-capitalization companies. The principal type of equity securities in which the Fund invests is common stock. The Fund also may invest in larger companies.

The Fund may invest up to 20% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 20% of its net assets in securities of foreign issuers or depositary receipts.

The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use in futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund can use options to seek alpha (return on investments in excess of the Russell Midcap® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund emphasizes a value style of investing. The Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. In selecting securities, the Adviser focuses on companies that it believes possess characteristics for improved valuation. The Adviser looks for catalysts for change that may positively impact a company, such as new management, an industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation as a result of the change taking place at the company.

The Adviser will consider selling a security if it reaches the Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

1        Invesco V.I. American Value Fund

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and The Universal Institutional Funds, Inc. U.S. Mid Cap Value Portfolio’s (the predecessor fund) performance to that of a style-specific benchmark, a peer group benchmark with investment objectives and strategies similar to the Fund and a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class I shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. The predecessor fund was reorganized into Series I shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns

Best Quarter (ended September 30, 2009): 23.70%
Worst Quarter (ended December 31, 2008): -28.40%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I: Inception (01/02/97)	17.31%	3.42%	10.86%

Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes)	18.51	3.79	10.63

Lipper VUF Mid-Cap Value Funds Index	17.90	2.22	8.78

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Length of Service
Portfolio Managers	Title	on the Fund

Thomas Copper	Portfolio Manager (co-lead)	2010 (predecessor fund 2005)

John Mazanec	Portfolio Manager (co-lead)	2010 (predecessor fund 2008)

Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The Fund’s investment objective may be

2        Invesco V.I. American Value Fund

changed by the Board of Trustees (the Board) without shareholder approval. An investment objective having the goal of total return means selecting securities with the potential to rise in price and pay out income.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of small- to mid-capitalization companies. The principal type of equity security in which the Fund invests is common stock. The Adviser defines small- and mid-capitalization companies by reference to those with market capitalizations up to the largest companies represented in the Russell Midcap® Index, a mid-capitalization company index which consists of companies with capitalizations up to approximately $23 billion as of December 31, 2012. The Fund also may invest in larger companies.

The Fund may invest up to 20% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.

The Fund may invest up to 20% of its net assets in securities of foreign issuers or depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the portfolio management team’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends.

The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek alpha (return on investments in excess of the Russell Midcap® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund emphasizes a value style of investing. The Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. In selecting securities, the Adviser focuses on companies that it believes possess characteristics for improved valuation. The Adviser looks for catalysts for change that may positively impact a company, such as new management, an industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation as a result of the change taking place at the company.

The Adviser will consider selling a security if it reaches the Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.

In anticipation of or in response to market, economic, political, or other conditions, the Adviser may temporarily use a different investment strategy for defensive purposes. If the Adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain

3        Invesco V.I. American Value Fund

exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.
■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.
■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced. Different types of stocks tend to shift in and out of favor depending on market and economic conditions and the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.66% of Invesco V.I. American Value Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund

4        Invesco V.I. American Value Fund

is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Thomas Copper, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Copper served as Portfolio Manager of the predecessor fund since 2005. Prior to commencement of operations by the Fund, Mr. Copper was associated with Morgan Stanley Investment Management Inc. (1986 to 2010).

■	John Mazanec, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Mazanec served as Portfolio Manager of the predecessor fund since 2008. Prior to commencement of operations by the Fund, Mr. Mazanec was associated with Morgan Stanley Investment Management Inc. (June 2008 to 2010) and, prior to that, he was a portfolio manager at Wasatch Advisers.

■	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Marcheli was associated with Morgan Stanley Investment Management Inc. (2002 to 2010).

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance

5        Invesco V.I. American Value Fund

company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-Term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

6        Invesco V.I. American Value Fund

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

7        Invesco V.I. American Value Fund

Benchmark Descriptions

Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

Lipper VUF Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value variable insurance underlying funds tracked by Lipper.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

8        Invesco V.I. American Value Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$12.81	$0.12	$2.08	$2.20	$(0.10)	$—	$(0.10)	$14.91	17.21%	$131,233	0.99	%(d)	1.00	%(d)	0.86	%(d)	26%
Year ended 12/31/11	12.79	0.10	0.01	0.11	(0.09)	—	(0.09)	12.81	1.00	129,658	0.96		0.97		0.80		30
Year ended 12/31/10	10.56	0.08	2.25	2.33	(0.10)	—	(0.10)	12.79	22.24	162,472	1.02		1.03		0.72		40
Year ended 12/31/09	7.69	0.10	2.88	2.98	(0.11)	—	(0.11)	10.56	39.21	158,853	1.02		1.02		1.12		64
Year ended 12/31/08	19.11	0.13	(6.43)	(6.30)	(0.14)	(4.98)	(5.12)	7.69	(41.29)	138,914	1.01		1.01		0.95		53

Series II
Year ended 12/31/12	12.74	0.10	2.06	2.16	(0.09)	—	(0.09)	14.81	16.98	220,711	1.17	(d)	1.25	(d)	0.68	(d)	26
Year ended 12/31/11	12.72	0.09	0.01	0.10	(0.08)	—	(0.08)	12.74	0.91	163,194	1.06		1.22		0.70		30
Year ended 12/31/10	10.50	0.07	2.25	2.32	(0.10)	—	(0.10)	12.72	22.18	151,985	1.12		1.32		0.62		40
Year ended 12/31/09	7.64	0.09	2.87	2.96	(0.10)	—	(0.10)	10.50	39.16	121,046	1.12		1.37		1.01		64
Year ended 12/31/08	19.04	0.11	(6.41)	(6.30)	(0.12)	(4.98)	(5.10)	7.64	(41.42)	85,258	1.11		1.36		0.89		53

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $133,903 and $194,342 for Series I and Series II shares, respectively.

9        Invesco V.I. American Value Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. American Value Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VIAMVA-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. American Value Fund
(formerly known as Invesco Van Kampen V.I. American Value Fund)

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. American Value Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	4
The Adviser(s)	4
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	7
Distribution Plan	7
Payments to Insurance Companies	7

Benchmark Descriptions	8

Financial Highlights	9

Obtaining Additional Information	Back Cover
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Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. American Value Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.72%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.28

Total Annual Fund Operating Expenses	1.25

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$127	$397	$686	$1,511

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of small- to mid-capitalization companies. The principal type of equity security in which the Fund invests is common stock. The Fund also may invest in larger companies.

The Fund may invest up to 20% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 20% of its net assets in securities of foreign issuers or depositary receipts.

The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund can use options to seek alpha (return on investments in excess of the Russell Midcap® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund emphasizes a value style of investing. The Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. In selecting securities, the Adviser focuses on companies that it believes possess characteristics for improved valuation. The Adviser looks for catalysts for change that may positively impact a company, such as new management, an industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation as a result of the change taking place at the company.

The Adviser will consider selling a security if it reaches the Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

1        Invesco V.I. American Value Fund

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and The Universal Institutional Funds, Inc. U.S. Mid Cap Value Portfolio’s (the predecessor fund) performance to that of a style-specific benchmark, a peer group benchmark with investment objectives and strategies similar to the Fund and a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class II shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended September 30, 2009): 23.69%
Worst Quarter (ended December 31, 2008): -28.46%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Series II: Inception (05/05/03)	17.08%	3.29%	10.40%

Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes): Inception (04/30/03)	18.51	3.79	10.65

Lipper VUF Mid-Cap Value Funds Index: Inception (04/30/03)	17.90	2.22	8.79

S&P 500® Index (reflects no deductions for fees, expenses or taxes): Inception (04/30/03)	16.00	1.66	6.83

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Length of Service

Thomas Copper	Portfolio Manager (co-lead)	2010 (predecessor fund 2005)

John Mazanec	Portfolio Manager (co-lead)	2010 (predecessor fund 2008)

Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

2        Invesco V.I. American Value Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval. An investment objective having the goal of total return means selecting securities with the potential to rise in price and pay out income.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of small- to mid-capitalization companies. The principal type of equity security in which the Fund invests is common stock. The Adviser defines small- and mid-capitalization companies by reference to those with market capitalizations up to the largest companies represented in the Russell Midcap® Index, a mid-capitalization company index which consists of companies with capitalizations up to approximately $23 billion as of December 31, 2012. The Fund also may invest in larger companies.

The Fund may invest up to 20% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.

The Fund may invest up to 20% of its net assets in securities of foreign issuers or depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the portfolio management team’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends.

The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can utilize forward foreign currency contracts to mitigate the risk of foreign currency exposure. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

An option is a derivative financial instrument that reflects a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek alpha (return on investments in excess of the Russell Midcap® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund emphasizes a value style of investing. The Adviser seeks attractively valued companies experiencing a change that could have a positive impact on a company’s outlook. In selecting securities, the Adviser focuses on companies that it believes possess characteristics for improved valuation. The Adviser looks for catalysts for change that may positively impact a company, such as new management, an industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation as a result of the change taking place at the company.

The Adviser will consider selling a security if it reaches the Adviser’s estimate of fair value or if a more attractive investment opportunity is identified.

In anticipation of or in response to market, economic, political, or other conditions, the Adviser may temporarily use a different investment strategy for defensive purposes. If the Adviser does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.
■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it

3        Invesco V.I. American Value Fund

invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.
■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.
■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.
Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

4        Invesco V.I. American Value Fund

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.66% of Invesco V.I. American Value Fund’s average daily net assets after fee waiver and/or expense reimbursement.
A discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Thomas Copper, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Copper served as Portfolio Manager of the predecessor fund since 2005. Prior to commencement of operations by the Fund, Mr. Copper was associated with Morgan Stanley Investment Management Inc. (1986 to 2010).

■	John Mazanec, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Mazanec served as Portfolio Manager of the predecessor fund since 2008. Prior to commencement of operations by the Fund, Mr. Mazanec was associated with Morgan Stanley Investment Management Inc. (June 2008 to 2010) and, prior to that, he was a portfolio manager at Wasatch Advisers.

■	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Marcheli was associated with Morgan Stanley Investment Management Inc. (2002 to 2010).

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

5        Invesco V.I. American Value Fund

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service

6        Invesco V.I. American Value Fund

and independent quoted prices are unreliable, Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-Term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the

7        Invesco V.I. American Value Fund

Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

Lipper VUF Mid-Cap Value Funds Index is an unmanaged index considered representative of mid-cap value variable insurance underlying funds tracked by Lipper.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

8        Invesco V.I. American Value Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$12.81	$0.12	$2.08	$2.20	$(0.10)	$—	$(0.10)	$14.91	17.21%	$131,233	0.99	%(d)	1.00	%(d)	0.86	%(d)	26%
Year ended 12/31/11	12.79	0.10	0.01	0.11	(0.09)	—	(0.09)	12.81	1.00	129,658	0.96		0.97		0.80		30
Year ended 12/31/10	10.56	0.08	2.25	2.33	(0.10)	—	(0.10)	12.79	22.24	162,472	1.02		1.03		0.72		40
Year ended 12/31/09	7.69	0.10	2.88	2.98	(0.11)	—	(0.11)	10.56	39.21	158,853	1.02		1.02		1.12		64
Year ended 12/31/08	19.11	0.13	(6.43)	(6.30)	(0.14)	(4.98)	(5.12)	7.69	(41.29)	138,914	1.01		1.01		0.95		53

Series II
Year ended 12/31/12	12.74	0.10	2.06	2.16	(0.09)	—	(0.09)	14.81	16.98	220,711	1.17	(d)	1.25	(d)	0.68	(d)	26
Year ended 12/31/11	12.72	0.09	0.01	0.10	(0.08)	—	(0.08)	12.74	0.91	163,194	1.06		1.22		0.70		30
Year ended 12/31/10	10.50	0.07	2.25	2.32	(0.10)	—	(0.10)	12.72	22.18	151,985	1.12		1.32		0.62		40
Year ended 12/31/09	7.64	0.09	2.87	2.96	(0.10)	—	(0.10)	10.50	39.16	121,046	1.12		1.37		1.01		64
Year ended 12/31/08	19.04	0.11	(6.41)	(6.30)	(0.12)	(4.98)	(5.10)	7.64	(41.42)	85,258	1.11		1.36		0.89		53

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $133,903 and $194,342 for Series I and Series II shares, respectively.

9        Invesco V.I. American Value Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. American Value Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com VK-VIAMVA-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Balanced-Risk Allocation Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	5

Fund Management	9
The Adviser(s)	9
Adviser Compensation	9
Portfolio Managers	9

Other Information	9
Purchase and Redemption of Shares	9
Excessive Short-Term Trading Activity Disclosure	10
Pricing of Shares	10
Taxes	11
Dividends and Distributions	11
Share Classes	11
Payments to Insurance Companies	12

Benchmark Descriptions	12

Financial Highlights	13

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Balanced-Risk Allocation Fund

Fund Summary

Investment Objective
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Fees and expenses of Invesco Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in this table.

Shareholder Fees (fees paid directly from your investment)

Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I shares

Management Fees	0.92%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.23

Acquired Fund Fees and Expenses	0.02

Total Annual Fund Operating Expenses	1.17

Fee Waiver and/or Expense Reimbursement[1]	0.37

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80

1	The Adviser has contractually agreed, through at least April 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 0.78% of average daily nets assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agreed to amend or continue the fee waiver agreement, it will terminate on April 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$82	$335	$608	$1,387

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 188% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance. The Fund’s exposure to these three asset classes will be achieved primarily through investments in derivative instruments, including, but not limited to, futures, swap agreements and commodity-linked notes.

The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to diversify portfolio risk in a variety of market conditions.

The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds only long positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.

We expect the Fund’s net asset value over a short to intermediate term to be volatile because of the significant use of derivatives and other instruments that provide economic leverage. Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for the Fund will be, on average, approximately 8%. The Fund’s annualized volatility level is calculated by determining the standard deviation of the Fund’s monthly returns over a complete economic and market cycle. A complete economic and market cycle would include both a recession and a meaningful slow down, as well as an expansion phase. The Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore the Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.

The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For

1        Invesco V.I. Balanced-Risk Allocation Fund

example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.

The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.

Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.

The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments.

Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.

In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggest a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.

The Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. The Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5-10 years) and long (10 plus years) term maturity. The Fund’s commodity exposure will be achieved through investments in exchange-traded funds (ETFs), commodity futures and swaps, exchange-traded notes (ETNs) and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.

The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary of the Fund’s investment in the Subsidiary.

The Fund generally will maintain in the range of 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.

The derivatives in which the Fund will invest will include but are not limited to futures, swap agreements and commodity-linked notes.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

CFTC Regulation Risk. The Commodity Futures Trading Commission (CFTC) has recently adopted amendments to certain CFTC rules, and is promulgating new rules, which will subject the Fund and its wholly-owned subsidiary to regulation by the CFTC. The Fund and its wholly-owned subsidiary will be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements. The Fund also will be subject to CFTC requirements related to processing derivatives transactions and tracking exposure levels to certain commodities. Compliance with these additional requirements will increase Fund expenses. Certain of the requirements that would apply to the Fund and its wholly-owned subsidiary have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. The Adviser believes that it is possible that compliance with CFTC regulations, if they are adopted as proposed, may adversely affect the ability of the Fund to achieve its objective.

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other

2        Invesco V.I. Balanced-Risk Allocation Fund

party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Commodity Risk. The Fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, and/or a particular sector of the commodities markets, may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because the Fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers the Fund’s risk allocation process may not succeed in achieving its investment objective.

Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund in an exchange-traded fund generally presents the same primary risks as an investment in a mutual fund. In addition, exchange-traded funds may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop or maintain an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund may invest are leveraged. The more the Fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to counterparty risk.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to the Fund’s use of derivatives that provide leveraged exposure to government bonds.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. The Fund’s significant use of derivatives and leverage could, under certain market conditions, cause the Fund’s losses to be more significant than other mutual funds and, in extreme market conditions, could cause a complete loss of your investment.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. The Fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of the Fund’s net asset value, which increases the potential of greater losses that may cause the Fund to liquidate positions when it may not be advantageous to do so.

3        Invesco V.I. Balanced-Risk Allocation Fund

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a small number of issuers or a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (SAI), and could negatively affect the Fund and its shareholders.

Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. The Internal Revenue Service has issued a number of private letter rulings to other mutual funds, including to another Invesco fund (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the Internal Revenue Service has suspended issuance of any further private letter rulings pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years. In this event the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style specific benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance.

The returns shown include (i) the returns of Series I shares of Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the first predecessor fund) for the period June 1, 2010 to May 2, 2011, the date the first predecessor fund was reorganized into the Fund, and (ii) the returns of Class I shares of the Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio (the second predecessor fund) for the period prior to June 1, 2010, the date the second predecessor fund was reorganized into the first predecessor fund. The second predecessor fund was advised by Van Kampen Asset Management. Returns of Series I shares of the Fund will be different from the returns of the predecessor funds as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns

Best Quarter (ended September 30, 2010): 10.98%
Worst Quarter (ended June 30, 2010): -7.36%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	Since
	Year	Inception

Series I: Inception (01/23/09)	10.98%	14.92%

MSCI World Indexsm: Inception (01/31/09)	15.83	15.23

Custom VI Balanced Risk Allocation Index: Inception (01/31/09)	11.30	12.09

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

		Length of Service
Portfolio Managers	Title	on the Fund

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in this prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

4        Invesco V.I. Balanced-Risk Allocation Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices. The Fund’s investment objective may be changed by the Board of Trustees (Board) without shareholder approval.

The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance. The Fund’s exposure to these three asset classes will be achieved primarily through investments in derivative instruments, including, but not limited to, futures, swap agreements and commodity-linked notes.

The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to diversify portfolio risk in a variety of market conditions.

The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds only long positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.

We expect the Fund’s net asset value over a short to intermediate term to be volatile because of the significant use of derivatives and other instruments that provide economic leverage. Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for the Fund will be, on average, approximately 8%. The Fund’s annualized volatility level is calculated by determining the standard deviation of the Fund’s monthly returns over a complete economic and market cycle. A complete economic and market cycle would include both a recession and a meaningful slow down, as well as an expansion phase. The Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore the Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.

The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.

The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.

Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.

The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments.

Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.

In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short term. When the analysis suggests a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.

The Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. The Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5-10 years) and long (10 plus years) term maturity. The Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps, ETNs and commodity-linked notes, some or all of which will be owned through the Subsidiary. The commodity investments will be focused in

5        Invesco V.I. Balanced-Risk Allocation Fund

four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.

ETFs are traded on an exchange and generally hold a portfolio of securities, commodities and/or currencies that are designed to replicate (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency.

ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETNs until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.

The Fund generally will maintain in the range of 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.

The derivatives in which the Fund will invest will include but are not limited to futures, swap agreements and commodity-linked notes.

Swap contracts are agreements between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other instruments. The notional amount of a swap is based on the nominal or face amount of a referenced asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.

Futures contracts are standardized agreements between two parties to buy or sell a specific quantity of an underlying instrument or commodity at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument or commodity. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument or commodity on the settlement date or paying a cash settlement amount on the settlement date.

Commodity-linked notes are notes issued by a bank or other sponsor that pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses the Fund earns from these notes as compared to the index.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

CFTC Regulation Risk. The Commodity Futures Trading Commission (CFTC) has recently adopted amendments to certain CFTC rules, and is promulgating new rules, which will subject the Fund and its wholly-owned subsidiary to regulation by the CFTC. The Fund and its wholly-owned subsidiary will be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements. The Fund also will be subject to CFTC requirements related to processing derivatives transactions and tracking exposure levels to certain commodities. Compliance with these additional requirements will increase Fund expenses. Certain of the requirements that would apply to the Fund and its wholly-owned subsidiary have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. The Adviser believes that it is possible that compliance with CFTC regulations, if they are adopted as proposed, may adversely affect the ability of the Fund to achieve its objective.

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for commodity linked notes the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, the Fund could lose money. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of a fund incurring obligations beyond its investment, but that nonetheless permit a fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such

6        Invesco V.I. Balanced-Risk Allocation Fund

notes. The Fund does not segregate assets or otherwise cover investments in securities with economic leverage.

Commodity Risk. The Fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because the Fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers the Fund’s risk allocation process may not succeed in achieving its investment objective.

Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund use derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls,

7        Invesco V.I. Balanced-Risk Allocation Fund

withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Exchange-Traded Funds Risk. An investment by the Fund in an exchange-traded fund generally presents the same primary risks as an investment in a mutual fund. In addition, exchange-traded funds may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index. Exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund may invest are leveraged. The more a Fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to counterparty risk.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage also exists when a Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified. Such instruments may include, among others, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the Fund is not able to close out a leveraged position because of market illiquidity, the Fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. There can be no assurance that the Fund’s leverage strategy will be successful. The Fund’s significant use of derivatives and leverage could, under certain market conditions, cause the Fund’s losses to be more significant than other mutual funds, and, in extreme market conditions, could cause a complete loss of your investment.

Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. The Fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of the Fund’s net asset value, which increases the potential of greater losses that may cause the Fund to liquidate positions when it may not be advantageous to do so.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligation or securities of a small number of issuers or any single issuer than a diversified fund can. To the extent that a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could adversely affect the Fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands

8        Invesco V.I. Balanced-Risk Allocation Fund

taxes, Fund shareholders would likely suffer decreased investment returns.

Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to other mutual funds, including to another Invesco fund (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the Internal Revenue Service has suspended issuance of any further private letter rulings pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.48% of Invesco V.I. Balanced-Risk Allocation Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

The portfolio managers are assisted by Invesco’s Global Asset Allocation Team, which is comprised of portfolio managers and research analysts.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company

9        Invesco V.I. Balanced-Risk Allocation Fund

separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1)	trade activity monitoring; and
(2)	the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale”

10        Invesco V.I. Balanced-Risk Allocation Fund

prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, the Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

The Fund may invest up to 25% of its total assets in shares of its Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or

11        Invesco V.I. Balanced-Risk Allocation Fund

“Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Custom VI Balanced-Risk Allocation Index created by Invesco to serve as a benchmark for Invesco V.I. Balanced-Risk Allocation Fund, comprises the following indexes: MSCI World Index (60%) and Barclays U.S. Aggregate Index (40%).

MSCI World Indexsm is an unmanaged index considered representative of stocks of developed countries.

Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.

12        Invesco V.I. Balanced-Risk Allocation Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of each predecessor fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single share of the Fund or a predecessor fund. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Fund, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the second predecessor fund.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$11.53	$(0.07)	$1.34	$1.27	$(0.11)	$(0.04)	$(0.15)	$12.65	10.98%	$10,354	0.70	%(d)(e)	1.15	%(e)	(0.59	)%(e)	188%
Year ended 12/31/11(f)	13.09	(0.04)	1.28	1.24	(0.10)	(2.70)	(2.80)	11.53	11.00	4,472	0.71	(d)	1.22		(0.32)		142
Year ended 12/31/10(g)	12.00	0.10	1.15	1.25	(0.02)	(0.14)	(0.16)	13.09	10.57	17	0.89		1.29		0.88	(h)	444
Eleven months ended 12/31/09(i)	10.00	0.04	2.67	2.71	(0.25)	(0.46)	(0.71)	12.00	28.21	120	0.90	(j)(k)	1.46	(j)(k)	0.41	(h)(j)(k)	87

Series II
Year ended 12/31/12	11.49	(0.10)	1.33	1.22	(0.10)	(0.04)	(0.14)	12.57	10.64	1,343,806	0.95	(d)(e)	1.40	(e)	(0.84	)(e)	188
Year ended 12/31/11(f)	13.05	(0.07)	1.27	1.20	(0.06)	(2.70)	(2.76)	11.49	10.61	257,898	0.96	(d)	1.47		(0.57)		142
Year ended 12/31/10(g)	12.10	0.07	1.04	1.11	(0.02)	(0.14)	(0.16)	13.05	9.32	75	1.14		1.54		0.59	(h)	444
Eleven months ended 12/31/09(i)	10.00	0.05	2.74	2.79	(0.23)	(0.46)	(0.69)	12.10	27.86 (l)	110	1.15	(j)(k)	1.71	(j)(k)	0.44	(h)(j)(k)	87

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.02% and 0.04% for the years ended December 31, 2012 and 2011, respectively.
(e)	Ratios are based on average daily net assets (000’s omitted) of $7,487 and $774,601 for Series I and Series II shares, respectively.
(f)	Prior to May 2, 2011, the Fund operated as Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the “Predecessor Fund”). On such date, holders of the Predecessor Fund’s Series I and Series II shares received Series I and Series II shares, respectively, of the Fund.
(g)	On June 1, 2010, the Class I and Class II shares of Invesco Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio were reorganized into Series I and Series II shares, respectively, of the Predecessor Fund.
(h)	Ratio of net investment income (loss) to average net assets without fee waivers and/or expenses absorbed for the year ended December 31, 2010 and the eleven months ended December 31, 2009 was 0.48% and (0.15)% for Series I shares and 0.19% and (0.12)% for Series II shares, respectively.
(i)	Commencement date of January 23, 2009.
(j)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds was 0.08% at December 31, 2009.
(k)	Annualized.
(l)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

13        Invesco V.I. Balanced-Risk Allocation Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Balanced-Risk Allocation Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VIIBRA-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Balanced-Risk Allocation Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Balanced-Risk Allocation Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	5

Fund Management	9
The Adviser(s)	9
Adviser Compensation	9
Portfolio Managers	9

Other Information	9
Purchase and Redemption of Shares	9
Excessive Short-Term Trading Activity Disclosure	10
Pricing of Shares	10
Taxes	11
Dividends and Distributions	11
Share Classes	11
Distribution Plan	12
Payments to Insurance Companies	12

Benchmark Descriptions	12

Financial Highlights	13

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.
Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Balanced-Risk Allocation Fund

Fund Summary

Investment Objective
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. Fees and expenses of Invesco Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund (Subsidiary), are included in this table.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.92%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.23

Acquired Fund Fees and Expenses	0.02

Total Annual Fund Operating Expenses	1.42

Fee Waiver and/or Expense Reimbursement[1]	0.37

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05

1	The Adviser has contractually agreed, through at least April 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of average daily nets assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agreed to amend or continue the fee waiver agreement, it will terminate on April 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$107	$413	$741	$1,670

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 188% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance. The Fund’s exposure to these three asset classes will be achieved primarily through investments in derivative instruments, including, but not limited to, futures, swap agreements and commodity-linked notes.

The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to diversify portfolio risk in a variety of market conditions.

The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds only long positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.

We expect the Fund’s net asset value over a short to intermediate term to be volatile because of the significant use of derivatives and other instruments that provide economic leverage. Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for the Fund will be, on average, approximately 8%. The Fund’s annualized volatility level is calculated by determining the standard deviation of the Fund’s monthly returns over a complete economic and market cycle. A complete economic and market cycle would include both a recession and a meaningful slow down, as well as an expansion phase. The Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore the Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.

The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that

1        Invesco V.I. Balanced-Risk Allocation Fund

leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.

The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.

Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.

The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments.

Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.

In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggest a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.

The Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. The Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5-10 years) and long (10 plus years) term maturity. The Fund’s commodity exposure will be achieved through investments in exchange-traded funds (ETFs), commodity futures and swaps, exchange-traded notes (ETNs) and commodity-linked notes, some or all of which will be owned through Invesco Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.

The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by the Adviser, has the same investment objective as the Fund and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary, may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investment by the Subsidiary.

The Fund generally will maintain in the range of 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.

The derivatives in which the Fund will invest will include but are not limited to futures, swap agreements and commodity-linked notes.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

CFTC Regulation Risk. The Commodity Futures Trading Commission (CFTC) has recently adopted amendments to certain CFTC rules, and is promulgating new rules, which will subject the Fund and its wholly-owned subsidiary to regulation by the CFTC. The Fund and its wholly-owned subsidiary will be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements. The Fund also will be subject to CFTC requirements related to processing derivatives transactions and tracking exposure levels to certain commodities. Compliance with these additional requirements will increase Fund expenses. Certain of the requirements that would apply to the Fund and its wholly-owned subsidiary have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. The Adviser believes that it is possible that compliance with CFTC regulations, if they are adopted as proposed, may adversely affect the ability of the Fund to achieve its objective.

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as the lack of a secondary trading market and temporary price distortions due to speculators and/or the continuous rolling over of futures contracts underlying the notes. Commodity-linked notes are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Commodity Risk. The Fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, and/or a particular sector of the commodities markets, may

2        Invesco V.I. Balanced-Risk Allocation Fund

subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s performance is linked to the performance of potentially volatile commodities, investors be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because the Fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers the Fund’s risk allocation process may not succeed in achieving its investment objective.

Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Exchange-Traded Funds Risk. An investment by the Fund in an exchange-traded fund generally presents the same primary risks as an investment in a mutual fund. In addition, exchange-traded funds may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop or maintain an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index or basket of investments. Exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund may invest are leveraged. The more the Fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to counterparty risk.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. This risk may be magnified due to the Fund’s use of derivatives that provide leveraged exposure to government bonds.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. The Fund’s significant use of derivatives and leverage could, under certain market conditions, cause the Fund’s losses to be more significant than other mutual funds and, in extreme market conditions, could cause a complete loss of your investment.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. The Fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of the Fund’s net asset value, which increases the potential of greater losses that may cause the Fund to liquidate positions when it may not be advantageous to do so.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a small number of issuers or a single

3        Invesco V.I. Balanced-Risk Allocation Fund

issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information (SAI), and could negatively affect the Fund and its shareholders.

Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. The Internal Revenue Service has issued a number of private letter rulings to other mutual funds, including to another Invesco fund (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the Internal Revenue Service has suspended issuance of any further private letter rulings pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style specific benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance.

The returns shown include (i) the returns of Series II shares of Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the first predecessor fund) for the period June 1, 2010 to May 2, 2011, the date the first predecessor fund was reorganized into the Fund, and (ii) the returns of Class II shares of the Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio (the second predecessor fund) for the period prior to June 1, 2010, the date the second predecessor fund was reorganized into the first predecessor fund. The second predecessor fund was advised by Van Kampen Asset Management. Returns of Series II shares of the Fund will be different from the returns of the predecessor funds as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended September 30, 2010): 10.92%
Worst Quarter (ended June 30, 2010): -7.46

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	Since
	Year	Inception

Series II: Inception (01/23/09)	10.64%	14.61%

MSCI World IndexSM: Inception (01/31/09)	15.83	15.23

Custom VI Balanced-Risk Allocation Index: Inception (01/31/09)	11.30	12.09

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

		Length of Service
Portfolio Managers	Title	on the Fund

Mark Ahnrud	Portfolio Manager	2010

Chris Devine	Portfolio Manager	2010

Scott Hixon	Portfolio Manager	2010

Christian Ulrich	Portfolio Manager	2010

Scott Wolle	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in this prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask

4        Invesco V.I. Balanced-Risk Allocation Fund

your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices. The Fund’s investment objective may be changed by the Board of Trustees (Board) without shareholder approval.

The Fund’s investment strategy is designed to provide capital loss protection during down markets by investing in multiple asset classes. Under normal market conditions, the Fund’s portfolio management team allocates across three asset classes: equities, fixed income and commodities, such that no one asset class drives the Fund’s performance. The Fund’s exposure to these three asset classes will be achieved primarily through investments in derivative instruments, including, but not limited to, futures, swap agreements and commodity-linked notes.

The portfolio managers manage the Fund’s portfolio using two different processes. One is strategic asset allocation, which the portfolio managers use to express their long term views of the market. The portfolio managers apply their strategic process to, on average, approximately 80% of the Fund’s portfolio. The other process is tactical asset allocation, which is used by the portfolio managers to reflect their shorter term views of the market. The strategic and tactical processes are intended to diversify portfolio risk in a variety of market conditions.

The portfolio managers will implement their investment decisions through the use of derivatives and other investments that create economic leverage. The Fund uses derivatives and other leveraged instruments to create and adjust exposure to the asset classes. The portfolio managers make these adjustments to balance risk exposure when they believe it will benefit the Fund. Using derivatives allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds only long positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives are expected to be significant and greater than most mutual funds.

We expect the Fund’s net asset value over a short to intermediate term to be volatile because of the significant use of derivatives and other instruments that provide economic leverage. Volatility measures the range of returns of a security, fund or index, as indicated by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk and is often reflected by frequent and sometimes significant movements up and down in value. It is expected that the annualized volatility level for the Fund will be, on average, approximately 8%. The Fund’s annualized volatility level is calculated by determining the standard deviation of the Fund’s monthly returns over a complete economic and market cycle. A complete economic and market cycle would include both a recession and a meaningful slow down, as well as an expansion phase. The Fund’s actual volatility level for longer or shorter periods may be materially higher or lower than the target level depending on market conditions, and therefore the Fund’s risk exposure may be materially higher or lower than the level targeted by the portfolio managers.

The Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use derivatives or other instruments that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified.

The Adviser’s investment process has three steps. The first step involves asset selection within the three asset classes (equities, fixed income and commodities). The portfolio managers select investments to represent each of the three asset classes from a universe of over fifty investments. The selection process (1) evaluates a particular investment’s theoretical case for long-term excess returns relative to cash; (2) screens the identified investments against minimum liquidity criteria; and (3) reviews the expected correlation among the investments, meaning the likelihood that the value of the investments will move in the same direction at the same time, and the expected risk of each investment to determine whether the selected investments are likely to improve the expected risk adjusted return of the Fund.

Using a systematic approach based on fundamental principles, the portfolio management team analyzes the asset classes and investments, considering the following factors: valuation, economic environment and historic price movements. Regarding valuation, the portfolio managers evaluate whether asset classes and investments are attractively priced relative to fundamentals. Next, the portfolio managers assess the economic environment and consider the effect that monetary policy and other determinants of economic growth, inflation and market volatility will have on the asset classes and investments. Lastly, the portfolio managers assess the impact of historic price movements for the asset classes and investments on likely future returns.

The second step in the investment process involves portfolio construction. The portfolio managers use their own estimates for risk and correlation to weight each asset class and the investments within each asset class to construct a risk-balanced portfolio. Periodically, the management team re-estimates the risk contributed by each asset class and investment and re-balances the portfolio; the portfolio also may be rebalanced when the Fund makes new investments.

Utilizing the results from the analysis described above, the portfolio managers determine tactical short-term over-weight (buying additional assets relative to the strategic allocation) and under-weight (selling assets relative to the strategic allocation) positions for the asset classes and investments. The portfolio managers then attempt to control the frequency, depth and duration of portfolio losses and manage the risk contribution from the various asset classes and investments with the proprietary risk-balancing process.

In the third step of the investment process, the portfolio managers calculate the estimated risk of the portfolio and scale the positions accordingly in order to construct a portfolio with a targeted risk profile. The management team actively adjusts portfolio positions to reflect the near-term market environment, while remaining consistent with the balanced-risk long-term portfolio structure described in step two above. The management team uses a systematic approach to evaluate the attractiveness of the assets in the portfolio relative to the expected returns of treasury bills in the short-term. When the analysis suggest a positive market for an asset class, the management team will increase exposure to an asset by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to strategic assets when the balance of these concepts is negative.

The Fund’s equity exposure will be achieved through investments in derivatives that track equity indices from developed and/or emerging markets countries. The Fund’s fixed income exposure will be achieved through derivative investments that offer exposure to issuers in developed markets that are rated investment grade or unrated but deemed to be investment grade quality by the Adviser, including U.S. and foreign government debt securities having intermediate (5-10 years) and long (10 plus years) term maturity. The Fund’s commodity exposure will be achieved through investments in ETFs, commodity futures and swaps,

5        Invesco V.I. Balanced-Risk Allocation Fund

ETNs and commodity-linked notes, some or all of which will be owned through the Subsidiary. The commodity investments will be focused in four sectors of the commodities market: energy, precious metals, industrial metals and agriculture/livestock.

ETFs are traded on an exchange and generally hold a portfolio of securities, commodities and/or currencies that are designed to replicate (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency.

ETNs are senior, unsecured, unsubordinated debt securities issued by a bank or other sponsor, the returns of which are linked to the performance of a particular market, benchmark or strategy. ETNs are traded on an exchange; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

The Fund will invest in the Subsidiary to gain exposure to commodities markets. The Subsidiary, in turn, will invest in futures, swaps, commodity-linked notes, ETFs and ETNs. The Subsidiary is advised by Adviser, has the same investment objective as the Fund, and generally employs the same investment strategy. Unlike the Fund, however, the Subsidiary may invest without limitation in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Subsidiary holds cash and can invest in cash equivalent instruments, including affiliated money market funds, some or all of which may serve as margin or collateral for the Subsidiary’s derivative positions. Because the Subsidiary is wholly-owned by the Fund, the Fund will be subject to the risks associated with any investments by the Subsidiary.

The Fund generally will maintain in the range of 50% to 100% of its net assets (including assets held by the Subsidiary) in cash and cash equivalent instruments, including affiliated money market funds, as margin or collateral for the Fund’s obligations under derivative transactions. The larger the value of the Fund’s derivative positions, as opposed to positions held in non-derivative instruments, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.

The derivatives in which the Fund will invest will include but are not limited to futures, swap agreements and commodity-linked notes.

Swap contracts are agreements between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other instruments. The notional amount of a swap is based on the nominal or face amount of a referenced asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap.

Futures contracts are standardized agreements between two parties to buy or sell a specific quantity of an underlying instrument or commodity at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument or commodity. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument or commodity on the settlement date or paying a cash settlement amount on the settlement date.

Commodity-linked notes are notes issued by a bank or other sponsor that pay a return linked to the performance of a commodities index or basket of futures contracts with respect to all of the commodities in an index. In some cases, the return will be based on a multiple of the performance of the index and this embedded leverage will magnify the positive return and losses the Fund earns from these notes as compared to the index.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

CFTC Regulation Risk. The Commodity Futures Trading Commission (CFTC) has recently adopted amendments to certain CFTC rules, and is promulgating new rules, which will subject the Fund and its wholly-owned subsidiary to regulation by the CFTC. The Fund and its wholly-owned subsidiary will be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements. The Fund also will be subject to CFTC requirements related to processing derivatives transactions and tracking exposure levels to certain commodities. Compliance with these additional requirements will increase Fund expenses. Certain of the requirements that would apply to the Fund and its wholly-owned subsidiary have not yet been adopted, and it is unclear what the effect of those requirements would be on the Fund if they are adopted. The Adviser believes that it is possible that compliance with CFTC regulations, if they are adopted as proposed, may adversely affect the ability of the Fund to achieve its objective.

Commodity-Linked Notes Risk. The Fund’s investments in commodity-linked notes may involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to risks associated with the underlying commodities, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of a secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the interest due on its investment if there is a loss of value of the underlying variable to which the interest is linked. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the principal at maturity of the investment. A liquid secondary market may not exist for commodity linked notes the Fund buys, which may make it difficult for the Fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the credit risk of the issuer. If the issuer becomes bankrupt or otherwise fails to pay, the Fund could lose money. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, commodity-linked notes employ “economic” leverage that does not result in the possibility of a fund incurring obligations beyond its investment, but that nonetheless permit a fund to gain exposure that is greater than would be the case in an unlevered security. The particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. For example, a three times leveraged note will change by a magnitude of three for every percentage change (positive or negative) in the value of the underlying commodity, index or other economic variable. Such economic leverage will increase the volatility of the value of these

6        Invesco V.I. Balanced-Risk Allocation Fund

commodity-linked notes and the Fund to the extent it invests in such notes. The Fund does not segregate assets or otherwise cover investments in securities with economic leverage.

Commodity Risk. The Fund’s significant investment exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because the Fund’s performance is linked to the performance of potentially volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of the Fund’s shares.

Correlation Risk. Changes in the value of two investments or asset classes may not track or offset each other in the manner anticipated by the portfolio managers. Because the Fund’s investment strategy seeks to balance risk across three asset classes and, within each asset class, to balance risk across different countries and commodities, to the extent either the three asset classes or the selected countries and commodities are correlated in a way not anticipated by the portfolio managers the Fund’s risk allocation process may not succeed in achieving its investment objective.

Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may increase in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The Fund may buy or sell currencies other than the U.S. dollar in order to capitalize on anticipated changes in exchange rates. There is no guarantee that these investments will be successful.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enter into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging

7        Invesco V.I. Balanced-Risk Allocation Fund

markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Exchange-Traded Funds Risk. An investment by the Fund in an exchange-traded fund generally presents the same primary risks as an investment in a mutual fund. In addition, exchange-traded funds may be subject to the following: (1) a discount of the exchange-traded fund’s shares to its net asset value; (2) failure to develop an active trading market for the exchange-traded fund’s shares; (3) the listing exchange halting trading of the exchange-traded fund’s shares; (4) failure of the exchange-traded fund’s shares to track the referenced asset; and (5) holding troubled securities in the referenced index. Exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain of the exchange-traded funds in which the Fund may invest are leveraged. The more a Fund invests in such leveraged exchange-traded funds, the more this leverage will magnify any losses on those investments.

Exchange-Traded Notes Risk. Exchange-traded notes are subject to credit risk, including the credit risk of the issuer, and the value of the exchange-traded note may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an exchange-traded note may also be influenced by time to maturity, level of supply and demand for the exchange-traded note, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying market or strategy. Exchange-traded notes are also subject to counterparty risk.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Leverage Risk. Leverage also exists when a Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value to be more volatile than a fund that does not use leverage. For example, if the Adviser gains exposure to a specific asset class through an instrument that provides leveraged exposure to the class, and that leveraged instrument increases in value, the gain to the Fund will be magnified; however, if the leveraged instrument decreases in value, the loss to the Fund will be magnified. Such instruments may include, among others, written options and derivatives, and transactions may include the use of when-issued, delayed delivery or forward commitment transactions. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covers transactions that may give rise to such risk. To the extent that the Fund is not able to close out a leveraged position because of market illiquidity, the Fund’s liquidity may be impaired to the extent that it has a substantial portion of liquid assets segregated or earmarked to cover obligations and may liquidate portfolio positions when it may not be advantageous to do so. Leveraging may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. There can be no assurance that the Fund’s leverage strategy will be successful. The Fund’s significant use of derivatives and leverage could, under certain market conditions, cause the Fund’s losses to be more significant than other mutual funds, and, in extreme market conditions, could cause a complete loss of your investment.

Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties. The Fund’s significant use of derivative instruments may cause liquidity risk to be greater than other mutual funds that invest in more traditional assets such as stocks and bonds, which trade on markets with more market participants.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results. Because the Fund’s investment process relies heavily on its asset allocation process, market movements that are counter to the portfolio managers’ expectations may have a significant adverse effect on the Fund’s net asset value. Further, the portfolio managers’ use of instruments that provide economic leverage increases the volatility of the Fund’s net asset value, which increases the potential of greater losses that may cause the Fund to liquidate positions when it may not be advantageous to do so.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified, meaning it can invest a greater portion of its assets in the obligation or securities of a small number of issuers or any single issuer than a diversified fund can To the extent that a large percentage of the Fund’s assets may be invested in a limited number of issuers, a change in the value of the issuers’ securities could affect the value of the Fund more than would occur in a diversified fund.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could adversely affect the Fund. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman

8        Invesco V.I. Balanced-Risk Allocation Fund

Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Tax Risk. The tax treatment of commodity-linked derivative instruments may be adversely affected by changes in legislation, regulations or other legally binding authority. If, as a result of any such adverse action, the income of the Fund from certain commodity-linked derivatives was treated as non-qualifying income, the Fund might fail to qualify as a regulated investment company and be subject to federal income tax at the Fund level. As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as qualifying income under the Internal Revenue Code of 1986, as amended. The Internal Revenue Service has issued a number of private letter rulings to other mutual funds, including to another Invesco fund (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in certain commodity linked notes and a wholly owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the Internal Revenue Service has suspended issuance of any further private letter rulings pending a review of its position. Should the Internal Revenue Service issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or the Subsidiary (which guidance might be applied to the Fund retroactively), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years. In this event, the Fund’s Board of Trustees may authorize a significant change in investment strategy or Fund liquidation. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the Internal Revenue Service. For more information, please see the “Dividends, Distributions and Tax Matters” section in the Fund’s SAI.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.48% of Invesco V.I. Balanced-Risk Allocation Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Mark Ahnrud, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Chris Devine, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Scott Hixon, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1994.

■	Christian Ulrich, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Scott Wolle, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

The portfolio managers are assisted by Invesco’s Global Asset Allocation Team, which is comprised of portfolio managers and research analysts.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company

9        Invesco V.I. Balanced-Risk Allocation Fund

separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1)	trade activity monitoring; and
(2)	the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale”

10        Invesco V.I. Balanced-Risk Allocation Fund

prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

The Fund may invest up to 25% of its total assets in shares of its Subsidiary. The Subsidiary offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares has a distribution or

11        Invesco V.I. Balanced-Risk Allocation Fund

“Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays this fee out of its assets on an ongoing basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Custom VI Balanced-Risk Allocation Index, created by Invesco to serve as a benchmark for Invesco V.I. Balanced-Risk Allocation Fund, comprises the following indexes: MSCI World Index (60%) and Barclays U.S. Aggregate Index (40%).

MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.

Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.

12        Invesco V.I. Balanced-Risk Allocation Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of each predecessor fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. Certain information reflects financial results for a single share of the Fund or a predecessor fund. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Fund, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the second predecessor fund.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$11.53	$(0.07)	$1.34	$1.27	$(0.11)	$(0.04)	$(0.15)	$12.65	10.98%	$10,354	0.70	%(d)(e)	1.15	%(e)	(0.59	)%(e)	188%
Year ended 12/31/11(f)	13.09	(0.04)	1.28	1.24	(0.10)	(2.70)	(2.80)	11.53	11.00	4,472	0.71	(d)	1.22		(0.32)		142
Year ended 12/31/10(g)	12.00	0.10	1.15	1.25	(0.02)	(0.14)	(0.16)	13.09	10.57	17	0.89		1.29		0.88	(h)	444
Eleven months ended 12/31/09(i)	10.00	0.04	2.67	2.71	(0.25)	(0.46)	(0.71)	12.00	28.21	120	0.90	(j)(k)	1.46	(j)(k)	0.41	(h)(j)(k)	87

Series II
Year ended 12/31/12	11.49	(0.10)	1.33	1.22	(0.10)	(0.04)	(0.14)	12.57	10.64	1,343,806	0.95	(d)(e)	1.40	(e)	(0.84	)(e)	188
Year ended 12/31/11(f)	13.05	(0.07)	1.27	1.20	(0.06)	(2.70)	(2.76)	11.49	10.61	257,898	0.96	(d)	1.47		(0.57)		142
Year ended 12/31/10(g)	12.10	0.07	1.04	1.11	(0.02)	(0.14)	(0.16)	13.05	9.32	75	1.14		1.54		0.59	(h)	444
Eleven months ended 12/31/09(i)	10.00	0.05	2.74	2.79	(0.23)	(0.46)	(0.69)	12.10	27.86 (l)	110	1.15	(j)(k)	1.71	(j)(k)	0.44	(h)(j)(k)	87

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.02% and 0.04% for the years ended December 31, 2012 and 2011, respectively.
(e)	Ratios are based on average daily net assets (000’s omitted) of $7,487 and $774,601 for Series I and Series II shares, respectively.
(f)	Prior to May 2, 2011, the Fund operated as Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the “Predecessor Fund”). On such date, holders of the Predecessor Fund’s Series I and Series II shares received Series I and Series II shares, respectively, of the Fund.
(g)	On June 1, 2010, the Class I and Class II shares of Invesco Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio were reorganized into Series I and Series II shares, respectively, of the Predecessor Fund.
(h)	Ratio of net investment income (loss) to average net assets without fee waivers and/or expenses absorbed for the year ended December 31, 2010 and the eleven months ended December 31, 2009 was 0.48% and (0.15)% for Series I shares and 0.19% and (0.12)% for Series II shares, respectively.
(i)	Commencement date of January 23, 2009.
(j)	Does not include expenses of the underlying funds in which the Fund invests. The annualized weighted average ratio of expenses to average net assets for the underlying funds was 0.08% at December 31, 2009.
(k)	Annualized.
(l)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

13        Invesco V.I. Balanced-Risk Allocation Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders will contain additional information about the Fund’s investments. The Fund’s annual report will also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Balanced-Risk Allocation Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VIIBRA-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Comstock Fund
(formerly known as Invesco Van Kampen V.I. Comstock Fund)

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Comstock Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	7
Payments to Insurance Companies	7

Benchmark Descriptions	8

Financial Highlights	9

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Comstock Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I shares

Management Fees	0.56%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.29

Total Annual Fund Operating Expenses	0.85

Fee Waiver and/or Expense Reimbursement[1]	0.07

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.78

1	The Adviser has contractually agreed, through at least April 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 0.78% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$80	$264	$464	$1,042

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities.

The Fund may invest in securities of issuers of any market capitalization; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, or depositary receipts.

The Fund generally holds up to 10% of its net assets in high-quality short-term debt securities and in investment grade corporate debt securities to provide liquidity.

The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for investment, the Adviser focuses primarily on a security’s potential for capital growth and income. The Adviser emphasizes a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.

The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the Adviser’s tolerable level and the trend is likely to be a long-term issue.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial

1        Invesco V.I. Comstock Fund

investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock markets. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Life Investment Trust Comstock Portfolio’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class I shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. The predecessor fund was reorganized into Series I shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns

Best Quarter (ended September 30, 2009): 19.20%
Worst Quarter (ended December 31, 2008): -22.97%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I: Inception (04/30/99)	19.23%	2.37%	7.51%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	17.51	0.59	7.38

Lipper VUF Large-Cap Value Funds Index	15.92	0.33	6.48

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Length of Service
Portfolio Managers	Title	on the Fund

Kevin Holt	Portfolio Manager (lead)	2010 (predecessor fund 1999)

Devin Armstrong	Portfolio Manager	2010 (predecessor fund 2007)

Jason Leder	Portfolio Manager	2010 (predecessor fund 1999)

Matthew Seinsheimer	Portfolio Manager	2010

James Warwick	Portfolio Manager	2010 (predecessor fund 2007)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be

2        Invesco V.I. Comstock Fund

purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities.

The Fund may invest in securities of issuers of any market capitalization; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000® Index ranged from $319.4 million to $498.9 billion.

The Fund may invest up to 10% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, or depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund generally holds up to 10% of its net assets in high-quality short-term debt securities and in investment grade corporate debt securities to provide liquidity. High-quality short-term debt investments are securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, and bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million (collectively, temporary investments). Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), or (ii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase.

The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or by paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for investment, the Adviser focuses primarily on a security’s potential for capital growth and income. The Adviser emphasizes a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.

The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the Adviser’s tolerable level and the trend is likely to be a long-term issue.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or

3        Invesco V.I. Comstock Fund

interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.
■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.
■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

4        Invesco V.I. Comstock Fund

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.38% of Invesco V.I. Comstock Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Kevin Holt, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Holt served as Portfolio Manager of the predecessor fund since 1999. Mr. Holt was associated with Van Kampen Asset Management in an investment management capacity (1999 to 2010).

■	Devin Armstrong, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Armstrong served as Portfolio Manager of the predecessor fund since 2007. Mr. Armstrong was associated with Van Kampen Asset Management in an investment management capacity (July 2007 to 2010). Prior to July 2007, he was associated with Van Kampen Asset Management in a research capacity (August 2004 to July 2007).

■	Jason Leder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Leder served as Portfolio Manager of the predecessor fund since 1999. Mr. Leder was associated with Van Kampen Asset Management in an investment capacity (1995 to 2010).

■	Matthew Seinsheimer, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	James Warwick, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Warwick served as Portfolio Manager of the predecessor fund since 2007. Mr. Warwick was associated with Van Kampen Asset Management in an investment management capacity (2002 to 2010).

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund

5        Invesco V.I. Comstock Fund

shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become

6        Invesco V.I. Comstock Fund

unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales- Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or

7        Invesco V.I. Comstock Fund

indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. Stock market.

8        Invesco V.I. Comstock Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses)									to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return		(000’s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I(c)
Year ended 12/31/12	$11.32	$0.23	$1.94	$2.17	$(0.22)	$—	$(0.22)	$13.27	19.23	%(d)	$250,995	0.67	%(e)	0.85	%(e)	1.81	%(e)	14%
Year ended 12/31/11	11.71	0.20	(0.40)	(0.20)	(0.19)	—	(0.19)	11.32	(1.84	)(d)	262,319	0.62		0.80		1.75		24
Year ended 12/31/10	10.11	0.17	1.44	1.61	(0.01)	(0.00)	(0.01)	11.71	15.98	(d)	223,354	0.61		0.73		1.58		21
Year ended 12/31/09	8.25	0.16	2.12	2.28	(0.42)	(0.00)	(0.42)	10.11	28.78		148,060	0.62		0.62		1.91		27
Year ended 12/31/08	13.86	0.26	(4.93)	(4.67)	(0.30)	(0.64)	(0.94)	8.25	(35.67)		192,548	0.60		0.60		2.38		38

Series II(c)
Year ended 12/31/12	11.28	0.19	1.94	2.13	(0.19)	—	(0.19)	13.22	18.92	(d)	1,640,627	0.92	(e)	1.10	(e)	1.56	(e)	14
Year ended 12/31/11	11.67	0.17	(0.40)	(0.23)	(0.16)	—	(0.16)	11.28	(2.11	)(d)	1,528,067	0.87		1.05		1.50		24
Year ended 12/31/10	10.10	0.14	1.44	1.58	(0.01)	(0.00)	(0.01)	11.67	15.70	(d)	1,664,751	0.86		0.98		1.32		21
Year ended 12/31/09	8.22	0.14	2.11	2.25	(0.37)	(0.00)	(0.37)	10.10	28.41	(f)	2,165,319	0.87		0.87		1.63		27
Year ended 12/31/08	13.80	0.23	(4.91)	(4.68)	(0.26)	(0.64)	(0.90)	8.22	(35.80	)(f)	2,268,812	0.85		0.85		2.13		38

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $21,084,025 and sold of $6,434,519 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. Value Fund into the Fund.
(c)	On June 1, 2010, the Class I and Class II shares of the predecessor fund were reorganized into Series I and Series II shares of the Fund, respectively.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e)	Ratios are based on average daily net assets (000’s) of $259,598 and $1,620,478 for Series I and Series II shares, respectively.
(f)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

9        Invesco V.I. Comstock Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Comstock Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VICOM-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Comstock Fund
(formerly known as Invesco Van Kampen V.I. Comstock Fund)

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Comstock Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	7
Distribution Plan	7
Payments to Insurance Companies	7

Benchmark Descriptions	8

Financial Highlights	9

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Comstock Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.56%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.29

Total Annual Fund Operating Expenses	1.10

Fee Waiver and/or Expense Reimbursement[1]	0.07

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03

1	The Adviser has contractually agreed, through at least April 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$105	$343	$599	$1,334

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities.

The Fund may invest in securities of issuers of any market capitalization; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, or depositary receipts.

The Fund generally holds up to 10% of its net assets in high-quality short-term debt securities and in investment grade corporate debt securities to provide liquidity.

The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for investment, the Adviser focuses primarily on a security’s potential for capital growth and income. The Adviser emphasizes a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.

The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the Adviser’s tolerable level and the trend is likely to be a long-term issue.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial

1        Invesco V.I. Comstock Fund

investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than the returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Life Investment Trust Comstock Portfolio’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class II shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended September 30, 2009): 18.98%
Worst Quarter (ended December 31, 2008): -22.96%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II: Inception (09/18/00)	18.92%	2.12%	7.24%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	17.51	0.59	7.38

Lipper VUF Large-Cap Value Funds Index	15.92	0.33	6.48

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Length of Service
Portfolio Managers	Title	on the Fund

Kevin Holt	Portfolio Manager (lead)	2010 (predecessor fund 1999)

Devin Armstrong	Portfolio Manager	2010 (predecessor fund 2007)

Jason Leder	Portfolio Manager	2010 (predecessor fund 1999)

Matthew Seinsheimer	Portfolio Manager	2010

James Warwick	Portfolio Manager	2010 (predecessor fund 2007)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more

2        Invesco V.I. Comstock Fund

information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities.

The Fund may invest in securities of issuers of any market capitalization; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000® Index ranged from $319.4 million to $498.9 billion.

The Fund may invest up to 10% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, or depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund generally holds up to 10% of its net assets in high-quality short-term debt securities and in investment grade corporate debt securities to provide liquidity. High-quality short-term debt investments are securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, and bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million (collectively, temporary investments). Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), or (ii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase.

The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering of the underlying instrument on the settlement date or by paying of a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for investment, the Adviser focuses primarily on a security’s potential for capital growth and income. The Adviser emphasizes a value style of investing, seeking well-established, undervalued companies that have identifiable factors that might lead to improved valuations.

The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) research shows that the company is experiencing deteriorating fundamentals beyond the Adviser’s tolerable level and the trend is likely to be a long-term issue.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management

3        Invesco V.I. Comstock Fund

risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.
■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.
■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.
 Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small- and mid-cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics

4        Invesco V.I. Comstock Fund

for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.38% of Invesco V.I. Comstock Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Kevin Holt, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Holt served as Portfolio Manager of the predecessor fund since 1999. Mr. Holt was associated with Van Kampen Asset Management in an investment management capacity (1999 to 2010).

■	Devin Armstrong, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Armstrong served as Portfolio Manager of the predecessor fund since 2007. Mr. Armstrong was associated with Van Kampen Asset Management in an investment management capacity (July 2007 to 2010). Prior to July 2007, he was associated with Van Kampen Asset Management in a research capacity (August 2004 to July 2007).

■	Jason Leder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Leder served as Portfolio Manager of the predecessor fund since 1999. Mr. Leder was associated with Van Kampen Asset Management in an investment capacity (1995 to 2010).

■	Matthew Seinsheimer, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	James Warwick, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Warwick served as Portfolio Manager of the predecessor fund since 2007. Mr. Warwick was associated with Van Kampen Asset Management in an investment management capacity (2002 to 2010).

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The

5        Invesco V.I. Comstock Fund

Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

6        Invesco V.I. Comstock Fund

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-Term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by

7        Invesco V.I. Comstock Fund

the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged Index considered representative of the U.S. Stock Market.

8        Invesco V.I. Comstock Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses)									to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return		(000’s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I(c)
Year ended 12/31/12	$11.32	$0.23	$1.94	$2.17	$(0.22)	$—	$(0.22)	$13.27	19.23	%(d)	$250,995	0.67	%(e)	0.85	%(e)	1.81	%(e)	14%
Year ended 12/31/11	11.71	0.20	(0.40)	(0.20)	(0.19)	—	(0.19)	11.32	(1.84	)(d)	262,319	0.62		0.80		1.75		24
Year ended 12/31/10	10.11	0.17	1.44	1.61	(0.01)	(0.00)	(0.01)	11.71	15.98	(d)	223,354	0.61		0.73		1.58		21
Year ended 12/31/09	8.25	0.16	2.12	2.28	(0.42)	(0.00)	(0.42)	10.11	28.78		148,060	0.62		0.62		1.91		27
Year ended 12/31/08	13.86	0.26	(4.93)	(4.67)	(0.30)	(0.64)	(0.94)	8.25	(35.67)		192,548	0.60		0.60		2.38		38

Series II(c)
Year ended 12/31/12	11.28	0.19	1.94	2.13	(0.19)	—	(0.19)	13.22	18.92	(d)	1,640,627	0.92	(e)	1.10	(e)	1.56	(e)	14
Year ended 12/31/11	11.67	0.17	(0.40)	(0.23)	(0.16)	—	(0.16)	11.28	(2.11	)(d)	1,528,067	0.87		1.05		1.50		24
Year ended 12/31/10	10.10	0.14	1.44	1.58	(0.01)	(0.00)	(0.01)	11.67	15.70	(d)	1,664,751	0.86		0.98		1.32		21
Year ended 12/31/09	8.22	0.14	2.11	2.25	(0.37)	(0.00)	(0.37)	10.10	28.41	(f)	2,165,319	0.87		0.87		1.63		27
Year ended 12/31/08	13.80	0.23	(4.91)	(4.68)	(0.26)	(0.64)	(0.90)	8.22	(35.80	)(f)	2,268,812	0.85		0.85		2.13		38

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $21,084,025 and sold of $6,434,519 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. Value Fund into the Fund.
(c)	On June 1, 2010, the Class I and Class II shares of the predecessor fund were reorganized into Series I and Series II shares of the Fund, respectively.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e)	Ratios are based on average daily net assets (000’s) of $259,598 and $1,620,478 for Series I and Series II shares, respectively.
(f)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

9        Invesco V.I. Comstock Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Comstock Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VICOM-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Core Equity Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Core Equity Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Adviser(s)	4
Adviser Compensation	4
Portfolio Managers	4

Other Information	4
Purchase and Redemption of Shares	4
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	5
Taxes	6
Dividends and Distributions	6
Share Classes	6
Payments to Insurance Companies	6

Benchmark Descriptions	7

Financial Highlights	8

Hypothetical Investment and Expense Information	9

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Core Equity Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I shares

Management Fees	0.61%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.29

Total Annual Fund Operating Expenses[1]	0.90

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 2.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$92	$287	$498	$1,108

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity securities in which the Fund invests is common stock. The Fund may invest in the securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund may invest up to 25% of its net assets in foreign securities, which includes foreign debt and foreign equity securities.

The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund generally invests a substantial amount of its assets in cash and cash equivalents. As a result, the Fund may not achieve its investment objective.

The Fund can invest in derivative instruments, including futures contracts and forward foreign currency contracts.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and ROIC. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying

1        Invesco V.I. Core Equity Fund

instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. Performance shown for the Fund reflects the investment objective of the Fund in effect during the periods shown. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended June 30, 2009): 17.04%
Worst Quarter (ended December 31, 2008): -21.03%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I shares: Inception (5/2/1994)	13.88%	2.25%	7.25%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	16.42	1.92	7.52

Lipper VUF Large-Cap Core Funds Index	15.23	0.73	6.51

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Ronald Sloan	Portfolio Manager (lead)	2002

Tyler Dann II	Portfolio Manager	2007

Brian Nelson	Portfolio Manager	2007

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The portfolio management team seeks to construct a portfolio of issuers that have high or improving ROIC, quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity securities in which the Fund invests is common stock. The Fund may invest in the securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers. The Fund considers an issuer to be a large-capitalization issuers if it has a market capitalization,

2        Invesco V.I. Core Equity Fund

at the time of purchase, with in the range of the larges and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000® Index ranged from $319.4 million to $498.9 billion.

The Fund may invest up to 25% of its net assets in foreign securities, which includes foreign debt and foreign equity securities.

The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund generally invests a substantial amount of its assets in cash and cash equivalents. As a result, the Fund may not achieve its investment objective.

The Fund can invest in derivative instruments, including futures contracts and forward foreign currency contracts.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and ROIC. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.

Debt Securities Risk. The Fund may invest a portion of its assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character,

3        Invesco V.I. Core Equity Fund

timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.59% of Invesco V.I. Core Equity Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Ronald Sloan, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1998.

■	Tyler Dann II, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2004.

■	Brian Nelson, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2004.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were

4        Invesco V.I. Core Equity Fund

taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires

5        Invesco V.I. Core Equity Fund

consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance

6        Invesco V.I. Core Equity Fund

company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core variable insurance underlying funds tracked by Lipper.

Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

7        Invesco V.I. Core Equity Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses) on						to average		to average net		Ratio of net
	Net asset		securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with feewaivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$26.72	$0.37	$3.34	$3.71	$(0.29)	$30.14	13.88%	$1,033,655	0.88	%(d)	0.90	%(d)	1.29	%(d)	44%
Year ended 12/31/11	27.03	0.24	(0.28)	(0.04)	(0.27)	26.72	(0.06)	1,091,171	0.87		0.89		0.86		35
Year ended 12/31/10	24.92	0.22	2.14	2.36	(0.25)	27.03	9.56	1,345,658	0.87		0.89		0.87		47
Year ended 12/31/09	19.75	0.19	5.39	5.58	(0.41)	24.92	28.30	1,456,822	0.88		0.90		0.96		21
Year ended 12/31/08	29.11	0.33	(9.11)	(8.78)	(0.58)	19.75	(30.14)	1,330,161	0.89		0.90		1.26		36

Series II
Year ended 12/31/12	26.51	0.30	3.31	3.61	(0.26)	29.86	13.61	109,213	1.13	(d)	1.15	(d)	1.04	(d)	44
Year ended 12/31/11	26.82	0.17	(0.27)	(0.10)	(0.21)	26.51	(0.29)	51,132	1.12		1.14		0.61		35
Year ended 12/31/10	24.75	0.15	2.12	2.27	(0.20)	26.82	9.25	35,025	1.12		1.14		0.62		47
Year ended 12/31/09	19.62	0.14	5.34	5.48	(0.35)	24.75	27.98	34,275	1.13		1.15		0.71		21
Year ended 12/31/08	28.88	0.26	(9.02)	(8.76)	(0.50)	19.62	(30.32)	23,885	1.14		1.15		1.01		36

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $1,085,797 and $82,759 for Series I and Series II shares, respectively.

8        Invesco V.I. Core Equity Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.10%	8.37%	12.81%	17.44%	22.25%	27.26%	32.48%	37.91%	43.57%	49.45%
End of Year Balance	$10,410.00	$10,836.81	$11,281.12	$11,743.65	$12,225.13	$12,726.37	$13,248.15	$13,791.32	$14,356.76	$14,945.39
Estimated Annual Expenses	$91.85	$95.61	$99.53	$103.61	$107.86	$112.28	$116.89	$121.68	$126.67	$131.86

1 Your actual expenses may be higher or lower than those shown.

9        Invesco V.I. Core Equity Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Core Equity Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VICEQ-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Core Equity Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Core Equity Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Adviser(s)	4
Adviser Compensation	4
Portfolio Managers	4

Other Information	4
Purchase and Redemption of Shares	4
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	5
Taxes	6
Dividends and Distributions	6
Share Classes	6
Distribution Plan	6
Payments to Insurance Companies	6

Benchmark Descriptions	7

Financial Highlights	8

Hypothetical Investment and Expense Information	9

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Core Equity Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II shares

Management Fees	0.61%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.29

Total Annual Fund Operating Expenses[1]	1.15

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$117	$365	$633	$1,398

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity securities in which the Fund invests is common stock. The Fund may invest in the securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund may invest up to 25% of its net assets in foreign securities, which includes foreign debt and foreign equity securities.

The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund generally invests a substantial amount of its assets in cash and cash equivalents. As a result, the Fund may not achieve its investment objective.

The Fund can invest in derivative instruments, including futures contracts and forward foreign currency contracts.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and ROIC. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying

1        Invesco V.I. Core Equity Fund

instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. Performance shown for the Fund reflects the investment objective of the Fund in effect during the periods shown. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended June 30, 2009): 16.94%
Worst Quarter (ended December 31, 2008): -21.08%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II shares: Inception (10/24/2001)	13.61%	1.99%	6.99%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	16.42	1.92	7.52

Lipper VUF Large-Cap Core Funds Index	15.23	0.73	6.51

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Ronald Sloan	Portfolio Manager (lead)	2002

Tyler Dann II	Portfolio Manager	2007

Brian Nelson	Portfolio Manager	2007

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The portfolio management team seeks to construct a portfolio of issuers that have high or improving ROIC, quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity securities in which the Fund invests is common stock. The Fund may invest in the securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers. The Fund considers an issuer to be a large-capitalization issuers if it has a market capitalization,

2        Invesco V.I. Core Equity Fund

at the time of purchase, with in the range of the larges and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000® Index ranged from $319.4 million to $498.9 billion.

The Fund may invest up to 25% of its net assets in foreign securities, which includes foreign debt and foreign equity securities.

The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund generally invests a substantial amount of its assets in cash and cash equivalents. As a result, the Fund may not achieve its investment objective.

The Fund can invest in derivative instruments, including futures contracts and forward foreign currency contracts.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and ROIC. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.

Debt Securities Risk. The Fund may invest a portion of its assets in debt securities such as notes and bonds. The values of debt securities and the income they generate may be affected by changing interest rates and by changes in their effective maturities and credit quality of these securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character,

3        Invesco V.I. Core Equity Fund

timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.59% of Invesco V.I. Core Equity Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Ronald Sloan, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2002 and has been associated with Invesco and/or its affiliates since 1998.

■	Tyler Dann II, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2004.

■	Brian Nelson, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2004.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were

4        Invesco V.I. Core Equity Fund

taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires

5        Invesco V.I. Core Equity Fund

consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance

6        Invesco V.I. Core Equity Fund

company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core variable insurance underlying funds tracked by Lipper.

Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

7        Invesco V.I. Core Equity Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses) on						to average		to average net		Ratio of net
	Net asset		securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with feewaivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$26.72	$0.37	$3.34	$3.71	$(0.29)	$30.14	13.88%	$1,033,655	0.88	%(d)	0.90	%(d)	1.29	%(d)	44%
Year ended 12/31/11	27.03	0.24	(0.28)	(0.04)	(0.27)	26.72	(0.06)	1,091,171	0.87		0.89		0.86		35
Year ended 12/31/10	24.92	0.22	2.14	2.36	(0.25)	27.03	9.56	1,345,658	0.87		0.89		0.87		47
Year ended 12/31/09	19.75	0.19	5.39	5.58	(0.41)	24.92	28.30	1,456,822	0.88		0.90		0.96		21
Year ended 12/31/08	29.11	0.33	(9.11)	(8.78)	(0.58)	19.75	(30.14)	1,330,161	0.89		0.90		1.26		36

Series II
Year ended 12/31/12	26.51	0.30	3.31	3.61	(0.26)	29.86	13.61	109,213	1.13	(d)	1.15	(d)	1.04	(d)	44
Year ended 12/31/11	26.82	0.17	(0.27)	(0.10)	(0.21)	26.51	(0.29)	51,132	1.12		1.14		0.61		35
Year ended 12/31/10	24.75	0.15	2.12	2.27	(0.20)	26.82	9.25	35,025	1.12		1.14		0.62		47
Year ended 12/31/09	19.62	0.14	5.34	5.48	(0.35)	24.75	27.98	34,275	1.13		1.15		0.71		21
Year ended 12/31/08	28.88	0.26	(9.02)	(8.76)	(0.50)	19.62	(30.32)	23,885	1.14		1.15		1.01		36

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $1,085,797 and $82,759 for Series I and Series II shares, respectively.

8        Invesco V.I. Core Equity Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.85%	7.85%	12.00%	16.31%	20.79%	25.44%	30.27%	35.29%	40.49%	45.90%
End of Year Balance	$10,385.00	$10,784.82	$11,200.04	$11,631.24	$12,079.04	$12,544.09	$13,027.03	$13,528.57	$14,049.42	$14,590.33
Estimated Annual Expenses	$117.21	$121.73	$126.41	$131.28	$136.33	$141.58	$147.03	$152.69	$158.57	$164.68

1 Your actual expenses may be higher or lower than those shown.

9        Invesco V.I. Core Equity Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Core Equity Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VICEQ-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Diversified Dividend Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Diversified Dividend Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	3
The Adviser(s)	3
Adviser Compensation	3
Portfolio Managers	3

Other Information	4
Purchase and Redemption of Shares	4
Excessive Short-Term Trading Activity Disclosure	4
Pricing of Shares	5
Taxes	5
Dividends and Distributions	6
Share Classes	6
Payments to Insurance Companies	6

Benchmark Descriptions	6

Financial Highlights	7

Hypothetical Investment and Expense Information	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Diversified Dividend Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I shares

Management Fees	0.51%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.17

Total Annual Fund Operating Expenses[1]	0.68

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 2.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$69	$218	$379	$847

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and other instruments that have economic characteristics similar to such securities.

The Fund invests primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund invests in securities that the portfolio managers believe are undervalued based on various valuation measures.

The Fund may invest up to 25% of its net assets in securities of foreign issuers. The Fund may also invest up to 20% of its net assets in investment-grade debt securities of U.S. issuers.

In selecting investments, the portfolio managers seek to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, the management team estimates a target price for each security over a 2-3 year investment horizon. The portfolio managers manage risk utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporate an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating cyclical businesses, the management team seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.

The portfolio managers maintain a rigorous sell discipline and consider selling or trimming a stock when it no longer materially meets our investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in

1        Invesco V.I. Diversified Dividend Fund

interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and the Morgan Stanley Variable Investment Series Dividend Growth Portfolio’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class X shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. The predecessor fund was reorganized into Series I shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns

Best Quarter (ended June 30, 2003): 17.28%
Worst Quarter (ended December 31, 2008): -21.03%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I: Inception (03/01/90)	18.72%	0.79%	5.84%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.51	0.59	7.38

Lipper VUF Large-Cap Value Funds Index (reflects no deduction for fees, expenses or taxes)	15.92	0.33	6.48

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the Fund

Meggan Walsh	Portfolio Manager (lead)	2010

Jonathan Harrington	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and other instruments that have economic characteristics similar to such securities.

The Fund invests primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund invests in securities that the portfolio managers believe are undervalued based on various valuation measures.

The Fund may invest up to 25% of its net assets in securities of foreign issuers. The Fund may also invest up to 20% of its net assets in investment-grade debt securities of U.S. issuers. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings; or (iii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase.

In selecting investments, the portfolio managers seek to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, the management team estimates a target price for each security over a 2-3 year

2        Invesco V.I. Diversified Dividend Fund

investment horizon. The portfolio managers manage risk utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporate an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating cyclical businesses, the management team seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.

The portfolio managers maintain a rigorous sell discipline and consider selling or trimming a stock when it no longer materially meets our investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.

In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see Description of the Funds and Their Investments Risks in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.51% of Invesco V.I. Diversified Dividend Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Meggan Walsh, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1991.

■	Jonathan Harrington, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

3        Invesco V.I. Diversified Dividend Fund

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

4        Invesco V.I. Diversified Dividend Fund

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-Term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

5        Invesco V.I. Diversified Dividend Fund

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance funds tracked by Lipper.

Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged Index considered representative of the U.S. stock market.

6        Invesco V.I. Diversified Dividend Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses) on						to average		to average net		Ratio of net
	Net asset		securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$14.04	$0.35	$2.27	$2.62	$(0.32)	$16.34	18.72%	$271,407	0.67	%(d)	0.68	%(d)	2.29	%(d)	11%
Year ended 12/31/11	14.24	0.31	(0.27)	0.04	(0.24)	14.04	0.20	253,850	0.66		0.67		2.24		38
Year ended 12/31/10	13.13	0.21	1.14	1.35	(0.24)	14.24	10.48	179,518	0.68		0.79		1.59		78
Year ended 12/31/09	10.78	0.20	2.37	2.57	(0.22)	13.13	24.30	192,279	0.67		0.67		1.80		44
Year ended 12/31/08	17.01	0.25	(6.41)	(6.16)	(0.07)	10.78	(36.35)	184,579	0.63		0.63		1.72		61

Series II
Year ended 12/31/12	14.00	0.31	2.26	2.57	(0.29)	16.28	18.37	72,641	0.92	(d)	0.93	(d)	2.04	(d)	11
Year ended 12/31/11	14.20	0.28	(0.28)	0.00	(0.20)	14.00	(0.06)	68,424	0.91		0.92		1.99		38
Year ended 12/31/10	13.09	0.19	1.12	1.31	(0.20)	14.20	10.20	51,394	0.93		1.04		1.34		78
Year ended 12/31/09	10.75	0.17	2.36	2.53	(0.19)	13.09	23.94	64,463	0.92		0.92		1.55		44
Year ended 12/31/08	16.98	0.21	(6.38)	(6.17)	(0.06)	10.75	(36.46)	59,030	0.88		0.88		1.47		61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $134,975,378 and sold of $57,441,776 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Select Dimensions Dividend Growth Fund and Invesco V.I. Financial Services Fund into the Fund.
(d)	Ratios are based on average daily net assets (000’s omitted) of $265,015 and $70,201 for Series I and Series II shares, respectively.

7        Invesco V.I. Diversified Dividend Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.32%	8.83%	13.53%	18.43%	23.55%	28.89%	34.45%	40.26%	46.32%	52.64%
End of Year Balance	$10,432.00	$10,882.66	$11,352.79	$11,843.23	$12,354.86	$12,888.59	$13,445.38	$14,026.22	$14,632.15	$15,264.26
Estimated Annual Expenses	$69.47	$72.47	$75.60	$78.87	$82.27	$85.83	$89.54	$93.40	$97.44	$101.65

1	Your actual expenses may be higher or lower than those shown.

8        Invesco V.I. Diversified Dividend Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Diversified Dividend Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VIDDI-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Diversified Dividend Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Diversified Dividend Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	3
The Adviser(s)	3
Adviser Compensation	3
Portfolio Managers	3

Other Information	4
Purchase and Redemption of Shares	4
Excessive Short-Term Trading Activity Disclosure	4
Pricing of Shares	5
Taxes	5
Dividends and Distributions	6
Share Classes	6
Distribution Plan	6
Payments to Insurance Companies	6

Benchmark Descriptions	6

Financial Highlights	7

Hypothetical Investment and Expense Information	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Diversified Dividend Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.51%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.17

Total Annual Fund Operating Expenses[1]	0.93

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$95	$296	$515	$1,143

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and other instruments that have economic characteristics similar to such securities.

The Fund invests primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund invests in securities that the portfolio managers believe are undervalued based on various valuation measures.

The Fund may invest up to 25% of its net assets in securities of foreign issuers. The Fund may also invest up to 20% of its net assets in investment-grade debt securities of U.S. issuers.

In selecting investments, the portfolio managers seek to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, the management team estimates a target price for each security over a 2-3 year investment horizon. The portfolio managers manage risk utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporate an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating cyclical businesses, the management team seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.

The portfolio managers maintain a rigorous sell discipline and consider selling or trimming a stock when it no longer materially meets our investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in

1        Invesco V.I. Diversified Dividend Fund

interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and the Morgan Stanley Variable Investment Series Dividend Growth Portfolio’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class Y shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended June 30, 2003 ): 17.25%
Worst Quarter (ended December 31, 2008): -21.01%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II: Inception (06/05/00)	18.37%	0.53%	5.56%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.51	0.59	7.38

Lipper VUF Large-Cap Value Funds Index (reflects no deduction for fees, expenses or taxes)	15.92	0.33	6.48

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the Fund

Meggan Walsh	Portfolio Manager (lead)	2010

Jonathan Harrington	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and other instruments that have economic characteristics similar to such securities.

The Fund invests primarily in dividend-paying equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund invests in securities that the portfolio managers believe are undervalued based on various valuation measures.

The Fund may invest up to 25% of its net assets in securities of foreign issuers. The Fund may also invest up to 20% of its net assets in

2        Invesco V.I. Diversified Dividend Fund

investment-grade debt securities of U.S. issuers. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings; or (iii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase.

In selecting investments, the portfolio managers seek to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, the management team estimates a target price for each security over a 2-3 year investment horizon. The portfolio managers manage risk utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporate an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating cyclical businesses, the management team seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.

The portfolio managers maintain a rigorous sell discipline and consider selling or trimming a stock when it no longer materially meets our investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.

In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see Description of the Funds and Their Investments Risks in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.51% of Invesco V.I. Diversified Dividend Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Meggan Walsh, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1991.

3        Invesco V.I. Diversified Dividend Fund

■	Jonathan Harrington, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves

4        Invesco V.I. Diversified Dividend Fund

judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-Term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it

5        Invesco V.I. Diversified Dividend Fund

distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance funds tracked by Lipper.

Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

6        Invesco V.I. Diversified Dividend Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$14.04	$0.35	$2.27	$2.62	$(0.32)	$16.34	18.72%	$271,407	0.67	%(d)	0.68	%(d)	2.29	%(d)	11%
Year ended 12/31/11	14.24	0.31	(0.27)	0.04	(0.24)	14.04	0.20	253,850	0.66		0.67		2.24		38
Year ended 12/31/10	13.13	0.21	1.14	1.35	(0.24)	14.24	10.48	179,518	0.68		0.79		1.59		78
Year ended 12/31/09	10.78	0.20	2.37	2.57	(0.22)	13.13	24.30	192,279	0.67		0.67		1.80		44
Year ended 12/31/08	17.01	0.25	(6.41)	(6.16)	(0.07)	10.78	(36.35)	184,579	0.63		0.63		1.72		61

Series II
Year ended 12/31/12	14.00	0.31	2.26	2.57	(0.29)	16.28	18.37	72,641	0.92	(d)	0.93	(d)	2.04	(d)	11
Year ended 12/31/11	14.20	0.28	(0.28)	0.00	(0.20)	14.00	(0.06)	68,424	0.91		0.92		1.99		38
Year ended 12/31/10	13.09	0.19	1.12	1.31	(0.20)	14.20	10.20	51,394	0.93		1.04		1.34		78
Year ended 12/31/09	10.75	0.17	2.36	2.53	(0.19)	13.09	23.94	64,463	0.92		0.92		1.55		44
Year ended 12/31/08	16.98	0.21	(6.38)	(6.17)	(0.06)	10.75	(36.46)	59,030	0.88		0.88		1.47		61

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $134,975,378 and sold of $57,441,776 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Select Dimensions Dividend Growth Fund and Invesco V.I. Financial Services Fund into the Fund.
(d)	Ratios are based on average daily net assets (000’s omitted) of $265,015 and $70,201 for Series I and Series II shares, respectively.

7        Invesco V.I. Diversified Dividend Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.07%	8.31%	12.71%	17.30%	22.08%	27.04%	32.21%	37.60%	43.20%	49.02%
End of Year Balance	$10,407.00	$10,830.56	$11,271.37	$11,730.11	$12,207.53	$12,704.38	$13,221.44	$13,759.56	$14,319.57	$14,902.38
Estimated Annual Expenses	$94.89	$98.75	$102.77	$106.96	$111.31	$115.84	$120.56	$125.46	$130.57	$135.88

1	Your actual expenses may be higher or lower than those shown.

8        Invesco V.I. Diversified Dividend Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Diversified Dividend Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VIDDI-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Diversified Income Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Diversified Income Fund’s investment objective is total return, comprised of current income and capital appreciation.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	6
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	8
Payments to Insurance Companies	8

Benchmark Descriptions	8

Financial Highlights	9

Hypothetical Investment and Expense Information	10

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Diversified Income Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I shares

Management Fees	0.60%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.89

Total Annual Fund Operating Expenses	1.49

Fee Waiver and/or Expense Reimbursement[1]	0.74

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75

1	The Adviser has contractually agreed, through at least April 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 0.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$77	$398	$743	$1,716

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in four types of securities: (1) domestic and foreign corporate debt securities; (2) U.S. government securities, including U.S. government agency mortgage-backed securities; (3) debt securities issued by foreign governments, their agencies or instrumentalities; and (4) below-investment grade debt securities of U.S. and foreign companies.

Although the Fund’s assets will normally be invested in each of the four sectors described above, the Fund may invest up to 100% of its net assets in U.S. government securities.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities of U.S. and foreign issuers.

The Fund may invest up to 50% of its net assets in debt securities issued by foreign governments or corporations and up to 25% of its net assets in government debt securities of any one foreign country. The Fund may invest up to 15% of its net assets in debt securities issued by foreign governments or corporations located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. The Fund may also invest up to 10% of its net assets in equity securities of U.S. and foreign issuers.

The Fund can invest in derivative instruments including futures contracts, swap contracts and forward foreign currency contracts. The Fund can use futures contracts, including interest rate futures contracts, to increase or reduce exposure to changes in interest rates.

The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps and credit default index swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use swap contracts, including credit default index swaps, to hedge credit risk or take a position on a basket of credit entities. The Fund can use forward foreign currency contracts to hedge against adverse movements or to gain or modify exposure in the foreign currencies in which portfolio securities are denominated.

The portfolio managers utilize the Barclays US Credit Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings, duration and yield curve positioning relative to that index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha. The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Specialist investment professionals employ both top down and bottom-up analysis in determining larger or smaller exposure to specific risk factors. In general, these specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or

1        Invesco V.I. Diversified Income Fund

sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended September 30, 2009): 7.38%
Worst Quarter (ended September 30, 2008): -7.87%

2        Invesco V.I. Diversified Income Fund

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I shares: Inception (5/5/1993)	10.71%	4.07%	4.35%

Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	4.21	5.95	5.18

Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)	9.37	7.65	6.23

Lipper VUF Corporate Debt BBB-Rated Funds Index	7.05	6.29	5.76

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Chuck Burge	Portfolio Manager	2009

Darren Hughes	Portfolio Manager	2006

Scott Roberts	Portfolio Manager	2012

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests primarily in four types of securities: (1) domestic and foreign corporate debt securities; (2) U.S. government securities, including U.S. government agency mortgage-backed securities; (3) debt securities issued by foreign governments, their agencies or instrumentalities; and (4) below-investment grade debt securities of U.S. and foreign companies.

Although the Fund’s assets will normally be invested in each of the four sectors described above, the Fund may invest up to 100% of its net assets in U.S. government securities. U.S. government securities are securities issued, guaranteed or otherwise backed by the U.S. government, its agencies, instrumentalities or sponsored corporations (each, a “Federal Agency”), and in derivatives and other instruments that have economic characteristics similar to such securities. These securities include: (a) direct obligations of the U.S. Treasury, including bills, notes and bonds, and (b) obligations issued or guaranteed by Federal Agencies and supported by (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, or (iii) the credit of the Federal Agency.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities of U.S. and foreign issuers. Below-investment grade securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services LLC (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase.

The Fund may invest up to 50% of its net assets in debt securities issued by foreign governments or corporations and up to 25% of its net assets in government debt securities of any one foreign country. The Fund may invest up to 15% of its net assets in debt securities issued by foreign governments or corporations located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. The Fund may also invest up to 10% of its net assets in equity securities of U.S. and foreign issuers.

The Fund can invest in derivative instruments including futures contracts, swap contracts and forward foreign currency contracts.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including interest rate futures contracts, to increase or reduce exposure to changes in interest rates.

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other instruments. The notional amount of a swap is based on the nominal or face amount of a referenced asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps and credit default index swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use swap contracts, including credit default index swaps, to hedge credit risk or take a position on a basket of credit entities.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements or to gain or modify exposure in the foreign currencies in which portfolio securities are denominated.

The portfolio managers utilize the Barclays US Credit Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings, duration and yield curve positioning relative to that index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist

3        Invesco V.I. Diversified Income Fund

decision makers in positioning the Fund to generate alpha. The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Specialist investment professionals employ both top down and bottom-up analysis in determining larger or smaller exposure to specific risk factors. In general, these specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging

4        Invesco V.I. Diversified Income Fund

markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser did not receive any compensation from Invesco V.I. Diversified Income Fund, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

■	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1992.

■	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund

5        Invesco V.I. Diversified Income Fund

may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets

6        Invesco V.I. Diversified Income Fund

quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products.

7        Invesco V.I. Diversified Income Fund

Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.

Barclays U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered U.S. corporate and specified foreign debentures and secured notes.

Lipper VUF Corporate Debt BBB-Rated Funds Index is an unmanaged index considered representative of corporate debt BBB-rated variable insurance underlying funds tracked by Lipper.

8        Invesco V.I. Diversified Income Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$6.19	$0.27	$0.39	$0.66	$(0.31)	$6.54	10.71%	$22,741	0.75	%(d)	1.49	%(d)	4.19	%(d)	66%
Year ended 12/31/11	6.10	0.29	0.13	0.42	(0.33)	6.19	7.02	22,333	0.75		1.46		4.71		59
Year ended 12/31/10	5.88	0.31	0.28	0.59	(0.37)	6.10	10.05	23,229	0.75		1.36		5.03		87
Year ended 12/31/09	5.87	0.35	0.29	0.64	(0.63)	5.88	10.89	24,299	0.74		1.48		5.91		200
Year ended 12/31/08	7.80	0.50	(1.74)	(1.24)	(0.69)	5.87	(15.59)	24,070	0.75		1.31		6.83		35

Series II
Year ended 12/31/12	6.16	0.25	0.38	0.63	(0.29)	6.50	10.38	277	1.00	(d)	1.74	(d)	3.94	(d)	66
Year ended 12/31/11	6.07	0.28	0.13	0.41	(0.32)	6.16	6.72	227	1.00		1.71		4.46		59
Year ended 12/31/10	5.85	0.29	0.28	0.57	(0.35)	6.07	9.70	232	1.00		1.61		4.78		87
Year ended 12/31/09	5.83	0.34	0.29	0.63	(0.61)	5.85	10.70	291	0.99		1.73		5.66		200
Year ended 12/31/08	7.74	0.48	(1.72)	(1.24)	(0.67)	5.83	(15.78)	409	1.00		1.56		6.58		35

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $23,081 and $253 for Series I and Series II shares, respectively.

9        Invesco V.I. Diversified Income Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.75%	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%	1.49%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.25%	7.91%	11.70%	15.62%	19.68%	23.88%	28.22%	32.72%	37.38%	42.21%
End of Year Balance	$10,425.00	$10,790.92	$11,169.68	$11,561.73	$11,967.55	$12,387.61	$12,822.42	$13,272.48	$13,738.35	$14,220.56
Estimated Annual Expenses	$76.59	$158.06	$163.61	$169.35	$175.29	$181.45	$187.81	$194.41	$201.23	$208.29

1 Your actual expenses may be higher or lower than those shown.

10        Invesco V.I. Diversified Income Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Diversified Income Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VIDIN-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Diversified Income Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Diversified Income Fund’s investment objective is total return, comprised of current income and capital appreciation.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	6
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	8
Distribution Plan	8
Payments to Insurance Companies	8

Benchmark Descriptions	8

Financial Highlights	9

Hypothetical Investment and Expense Information	10

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Diversified Income Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II shares

Management Fees	0.60%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.89

Total Annual Fund Operating Expenses	1.74

Fee Waiver and/or Expense Reimbursement[1]	0.74

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00

1	The Adviser has contractually agreed, through at least April 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$102	$476	$874	$1,990

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in four types of securities: (1) domestic and foreign corporate debt securities; (2) U.S. government securities, including U.S. government agency mortgage-backed securities; (3) debt securities issued by foreign governments, their agencies or instrumentalities; and (4) below-investment grade debt securities of U.S. and foreign companies.

Although the Fund’s assets will normally be invested in each of the four sectors described above, the Fund may invest up to 100% of its net assets in U.S. government securities.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities of U.S. and foreign issuers.

The Fund may invest up to 50% of its net assets in debt securities issued by foreign governments or corporations and up to 25% of its net assets in government debt securities of any one foreign country. The Fund may invest up to 15% of its net assets in debt securities issued by foreign governments or corporations located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. The Fund may also invest up to 10% of its net assets in equity securities of U.S. and foreign issuers.

The Fund can invest in derivative instruments including futures contracts, swap contracts and forward foreign currency contracts. The Fund can use futures contracts, including interest rate futures contracts, to increase or reduce exposure to changes in interest rates.

The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps and credit default index swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use swap contracts, including credit default index swaps, to hedge credit risk or take a position on a basket of credit entities. The Fund can use forward foreign currency contracts to hedge against adverse movements or to gain or modify exposure in the foreign currencies in which portfolio securities are denominated.

The portfolio managers utilize the Barclays US Credit Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings, duration and yield curve positioning relative to that index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha. The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Specialist investment professionals employ both top down and bottom-up analysis in determining larger or smaller exposure to specific risk factors. In general, these specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or

1        Invesco V.I. Diversified Income Fund

sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended September 30, 2009): 7.28%
Worst Quarter (ended September 30, 2008): -7.95%

2        Invesco V.I. Diversified Income Fund

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II shares: Inception (3/14/2002)	10.38%	3.80%	4.09%

Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	4.21	5.95	5.18

Barclays U.S. Credit Index (reflects no deductions for fees, expenses or taxes)	9.37	7.65	6.23

Lipper VUF Corporate Debt BBB-Rated Funds Index	7.05	6.29	5.76

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Chuck Burge	Portfolio Manager	2009

Darren Hughes	Portfolio Manager	2006

Scott Roberts	Portfolio Manager	2012

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests primarily in four types of securities: (1) domestic and foreign corporate debt securities; (2) U.S. government securities, including U.S. government agency mortgage-backed securities; (3) debt securities issued by foreign governments, their agencies or instrumentalities; and (4) below-investment grade debt securities of U.S. and foreign companies.

Although the Fund’s assets will normally be invested in each of the four sectors described above, the Fund may invest up to 100% of its net assets in U.S. government securities. U.S. government securities are securities issued, guaranteed or otherwise backed by the U.S. government, its agencies, instrumentalities or sponsored corporations (each, a “Federal Agency”), and in derivatives and other instruments that have economic characteristics similar to such securities. These securities include: (a) direct obligations of the U.S. Treasury, including bills, notes and bonds, and (b) obligations issued or guaranteed by Federal Agencies and supported by (i) the full faith and credit of the U.S. Treasury, (ii) the right of the issuer to borrow from the U.S. Treasury, or (iii) the credit of the Federal Agency.

The Fund may invest up to 35% of its net assets in below-investment grade debt securities of U.S. and foreign issuers. Below-investment grade securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services LLC (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase.

The Fund may invest up to 50% of its net assets in debt securities issued by foreign governments or corporations and up to 25% of its net assets in government debt securities of any one foreign country. The Fund may invest up to 15% of its net assets in debt securities issued by foreign governments or corporations located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest in debt obligations issued by certain supranational entities, such as the World Bank. The Fund may also invest up to 10% of its net assets in equity securities of U.S. and foreign issuers.

The Fund can invest in derivative instruments including futures contracts, swap contracts and forward foreign currency contracts.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including interest rate futures contracts, to increase or reduce exposure to changes in interest rates.

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other instruments. The notional amount of a swap is based on the nominal or face amount of a referenced asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps and credit default index swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use swap contracts, including credit default index swaps, to hedge credit risk or take a position on a basket of credit entities.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements or to gain or modify exposure in the foreign currencies in which portfolio securities are denominated.

The portfolio managers utilize the Barclays US Credit Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings, duration and yield curve positioning relative to that index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist

3        Invesco V.I. Diversified Income Fund

decision makers in positioning the Fund to generate alpha. The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Specialist investment professionals employ both top down and bottom-up analysis in determining larger or smaller exposure to specific risk factors. In general, these specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging

4        Invesco V.I. Diversified Income Fund

markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser did not receive any compensation from Invesco V.I. Diversified Income Fund, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

■	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1992.

■	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2000.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund

5        Invesco V.I. Diversified Income Fund

may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets

6        Invesco V.I. Diversified Income Fund

quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products.

7        Invesco V.I. Diversified Income Fund

Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.

Barclays U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered U.S. corporate and specified foreign debentures and secured notes.

Lipper VUF Corporate Debt BBB-Rated Funds Index is an unmanaged index considered representative of corporate debt BBB-rated variable insurance underlying funds tracked by Lipper.

8        Invesco V.I. Diversified Income Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$6.19	$0.27	$0.39	$0.66	$(0.31)	$6.54	10.71%	$22,741	0.75	%(d)	1.49	%(d)	4.19	%(d)	66%
Year ended 12/31/11	6.10	0.29	0.13	0.42	(0.33)	6.19	7.02	22,333	0.75		1.46		4.71		59
Year ended 12/31/10	5.88	0.31	0.28	0.59	(0.37)	6.10	10.05	23,229	0.75		1.36		5.03		87
Year ended 12/31/09	5.87	0.35	0.29	0.64	(0.63)	5.88	10.89	24,299	0.74		1.48		5.91		200
Year ended 12/31/08	7.80	0.50	(1.74)	(1.24)	(0.69)	5.87	(15.59)	24,070	0.75		1.31		6.83		35

Series II
Year ended 12/31/12	6.16	0.25	0.38	0.63	(0.29)	6.50	10.38	277	1.00	(d)	1.74	(d)	3.94	(d)	66
Year ended 12/31/11	6.07	0.28	0.13	0.41	(0.32)	6.16	6.72	227	1.00		1.71		4.46		59
Year ended 12/31/10	5.85	0.29	0.28	0.57	(0.35)	6.07	9.70	232	1.00		1.61		4.78		87
Year ended 12/31/09	5.83	0.34	0.29	0.63	(0.61)	5.85	10.70	291	0.99		1.73		5.66		200
Year ended 12/31/08	7.74	0.48	(1.72)	(1.24)	(0.67)	5.83	(15.78)	409	1.00		1.56		6.58		35

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $23,081 and $253 for Series I and Series II shares, respectively.

9        Invesco V.I. Diversified Income Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.00%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.00%	7.39%	10.89%	14.51%	18.24%	22.09%	26.07%	30.18%	34.43%	38.81%
End of Year Balance	$10,400.00	$10,739.04	$11,089.13	$11,450.64	$11,823.93	$12,209.39	$12,607.42	$13,018.42	$13,442.82	$13,881.05
Estimated Annual Expenses	$102.00	$183.91	$189.91	$196.10	$202.49	$209.09	$215.91	$222.94	$230.21	$237.72

1 Your actual expenses may be higher or lower than those shown.

10        Invesco V.I. Diversified Income Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Diversified Income Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VIDIN-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Equally-Weighted S&P 500 Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Adviser(s)	4
Adviser Compensation	4
Portfolio Managers	4

Other Information	4
Purchase and Redemption of Shares	4
Excessive Short-Term Trading Activity Disclosure	4
Pricing of Shares	5
Taxes	6
Dividends and Distributions	6
Share Classes	6
Payments to Insurance Companies	6

Benchmark Descriptions	7

Financial Highlights	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Equally-Weighted S&P 500 Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I shares

Management Fees	0.12%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.47

Total Annual Fund Operating Expenses	0.59

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$60	$189	$329	$738

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 23% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). The Fund generally invests in each common stock included in the S&P 500 Index in approximately equal proportions. The Fund may invest in securities of foreign issuers represented in the S&P 500 Index, which may include securities of issuers located in emerging markets countries (i.e., those that are in the initial stages of their industrial cycles) or depositary receipts.

The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), will adjust the Fund’s investment securities on a quarterly basis to maintain an approximately equal weighting of each S&P 500 Index stock.

Buy and sell decisions for the Fund are a function of changes in the S&P 500 Index rather than independent decisions made by the investment team.

The Fund can invest in derivative instruments including futures contracts.

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

1        Invesco V.I. Equally-Weighted S&P 500 Fund

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Morgan Stanley Select Dimensions Investment Series Equally Weighted S&P 500 Portfolio’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class X shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. The predecessor fund was reorganized into Series I shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns

Best Quarter (ended June 30, 2009): 24.66%
Worst Quarter (ended December 31, 2008): -26.47%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I: Inception (11/09/94)	17.09%	4.29%	9.59%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

S&P 500® Equal Weight Index (reflects no deductions for fees, expenses or taxes)	17.65	4.79	10.22

Lipper VUF Multi-Cap Core Funds Index	15.33	0.62	7.23

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the fund

Anthony Munchak	Portfolio Manager	2010

Glen Murphy	Portfolio Manager	2010

Francis Orlando	Portfolio Manager	2010

Daniel Tsai	Portfolio Manager	2010

Anne Unflat	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invests in a diversified portfolio of common stocks represented in the S&P 500 Index. The S&P 500 Index is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each common stock included in the S&P 500 Index in approximately equal proportions. This approach differs from the S&P 500 Index because stocks in the S&P 500 Index are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500 Index represent approximately 50% of the S&P 500 Index’s value; however, these same 50 companies represent roughly 10% of the Fund’s value. The Fund may invest in securities of foreign issuers represented in the S&P 500 Index, which may include securities of issuers located in emerging markets countries (i.e., those that are in the initial stages of their industrial cycles) or depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Adviser will adjust the Fund’s investment securities on a quarterly basis to maintain an approximately equal-weighting of each S&P 500 Index stock.

Buy and sell decisions for the Fund are a function of changes in the S&P 500 Index rather than independent decisions made by the investment team.

The Fund can invest in derivative instruments including futures contracts.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio

2        Invesco V.I. Equally-Weighted S&P 500 Fund

managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

Risks
The principal risks of investing in the Fund are:

Unlike many mutual funds, the Fund is not actively managed. The Adviser does not expect the Fund’s performance to track the performance of the S&P 500 Index because the Fund uses an equally-weighted approach while the S&P 500 Index uses a market-capitalization approach. In addition, because the Adviser maintains an approximate equal weighting of each S&P 500 Index stock and may eliminate one or more securities (or elect not to increase the Fund’s position in such securities) in certain circumstances, the Adviser will not consistently maintain an exact equal weighting of each S&P 500 Index stock.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund and the Subsidiary may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.
■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in implicit leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with implicit leverage.
■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.
■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.
■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.
■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in

3        Invesco V.I. Equally-Weighted S&P 500 Fund

economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser did not receive any compensation from Invesco V.I. Equally-Weighted S&P 500 Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Anthony Munchak, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

■	Francis Orlando, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1987.

■	Daniel Tsai, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Anne Unflat, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco

4        Invesco V.I. Equally-Weighted S&P 500 Fund

Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase, or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may

5        Invesco V.I. Equally-Weighted S&P 500 Fund

fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-Term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

6        Invesco V.I. Equally-Weighted S&P 500 Fund

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Multi-Cap Core Funds Index is an unmanaged index considered representative of the multi cap core variable insurance underlying funds tracked by Lipper.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

S&P 500® Equal Weight Index (S&P EWI) is the equal-weight version of the widely regarded S&P 500® Index. The index has the same constituents as the capitalization weighted S&P 500® Index, but each company in the S&P EWI is allocated a fixed weight.

7        Invesco V.I. Equally-Weighted S&P 500 Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$18.33	$0.33	$2.73	$3.06	$(0.37)	$(2.79)	$(3.16)	$18.23	17.09%	$34,914	0.46	%(d)	0.59	%(d)	1.69	%(d)	23%
Year ended 12/31/11	18.78	0.29	(0.40)	(0.11)	(0.34)	—	(0.34)	18.33	(0.36)	35,998	0.37		0.51		1.50		21
Year ended 12/31/10	15.69	0.26	3.07	3.33	(0.24)	—	(0.24)	18.78	21.51	43,669	0.35		0.40		1.59		21
Year ended 12/31/09	11.61	0.22	4.75	4.97	(0.34)	(0.55)	(0.89)	15.69	45.08	43,553	0.37	(e)	0.37	(e)	1.72	(e)	13
Year ended 12/31/08	25.37	0.32	(8.73)	(8.41)	(0.45)	(4.90)	(5.35)	11.61	(40.02)	36,814	0.31	(e)	0.31	(e)	1.70	(e)	32

Series II
Year ended 12/31/12	18.09	0.27	2.71	2.98	(0.30)	(2.79)	(3.09)	17.98	16.88	36,362	0.71	(d)	0.84	(d)	1.44	(d)	23
Year ended 12/31/11	18.53	0.23	(0.38)	(0.15)	(0.29)	—	(0.29)	18.09	(0.66)	41,523	0.62		0.76		1.25		21
Year ended 12/31/10	15.49	0.22	3.03	3.25	(0.21)	—	(0.21)	18.53	21.19	55,646	0.60		0.65		1.34		21
Year ended 12/31/09	11.45	0.19	4.69	4.88	(0.29)	(0.55)	(0.84)	15.49	44.79	57,578	0.62	(e)	0.62	(e)	1.47	(e)	13
Year ended 12/31/08	25.08	0.27	(8.63)	(8.36)	(0.37)	(4.90)	(5.27)	11.45	(40.19)	46,447	0.56	(e)	0.56	(e)	1.45	(e)	32

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $36,255 and $39,390 for Series I and Series II shares, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the years ended December 31, 2009 and 2008, respectively.

8        Invesco V.I. Equally-Weighted S&P 500 Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Equally-Weighted S&P 500 Fund Series I
SEC 1940 Act file number: 811-07452

invescoaim.com/us MS-VIEWSP-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Equally-Weighted S&P 500 Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Adviser(s)	4
Adviser Compensation	4
Portfolio Managers	4

Other Information	4
Purchase and Redemption of Shares	4
Excessive Short-Term Trading Activity Disclosure	4
Pricing of Shares	5
Taxes	6
Dividends and Distributions	6
Share Classes	6
Distribution Plan	6
Payments to Insurance Companies	6

Benchmark Descriptions	7

Financial Highlights	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Equally-Weighted S&P 500 Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.12%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.47

Total Annual Fund Operating Expenses	0.84

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$86	$268	$466	$1,037

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 23% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests in a diversified portfolio of common stocks represented in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). The Fund generally invests in each common stock included in the S&P 500 Index in approximately equal proportions. The Fund may invest in securities of foreign issuers represented in the S&P 500 Index, which may include securities of issuers located in emerging markets countries (i.e., those that are in the initial stages of their industrial cycles) or depositary receipts.

The Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), will adjust the Fund’s investment securities on a quarterly basis to maintain an approximately equal weighting of each S&P 500 Index stock.

Buy and sell decisions for the Fund are a function of changes in the S&P 500 Index rather than independent decisions made by the investment team.

The Fund can invest in derivative instruments including futures contracts.

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass thorough to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

1        Invesco V.I. Equally-Weighted S&P 500 Fund

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Morgan Stanley Select Dimensions Investment Series Equally Weighted S&P 500 Portfolio’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class Y shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended June 30, 2009): 24.54%.
Worst Quarter (ended December 31, 2008): -26.56%.

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II: Inception (07/24/00)	16.82%	4.02%	9.31%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

S&P 500® Equal Weight Index (reflects no deductions for fees, expenses or taxes)	17.65	4.79	10.22

Lipper VUF Multi-Cap Core Funds Index	15.33	0.62	7.23

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the Fund

Anthony Munchak	Portfolio Manager	2010

Glen Murphy	Portfolio Manager	2010

Francis Orlando	Portfolio Manager	2010

Daniel Tsai	Portfolio Manager	2010

Anne Unflat	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invests in a diversified portfolio of common stocks represented in the S&P 500 Index. The S&P 500 Index is a well known stock market index that includes common stocks of 500 companies. The Fund generally invests in each common stock included in the S&P 500 Index in approximately equal proportions. This approach differs from the S&P 500 Index because stocks in the S&P 500 Index are represented in proportion to their market value or market capitalization. For example, the 50 largest companies in the S&P 500 Index represent approximately 50% of the S&P 500 Index’s value; however, these same 50 companies represent roughly 10% of the Fund’s value. The Fund may invest in securities of foreign issuers represented in the S&P 500 Index, which may include securities of issuers located in emerging markets countries (i.e., those that are in the initial stages of their industrial cycles) or depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Adviser will adjust the Fund’s investment securities on a quarterly basis to maintain an approximately equal-weighting of each S&P 500 Index stock.

Buy and sell decisions for the Fund are a function of changes in the S&P 500 Index rather than independent decisions made by the investment team.

The Fund can invest in derivative instruments including futures contracts.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the

2        Invesco V.I. Equally-Weighted S&P 500 Fund

underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

Risks
The principal risks of investing in the Fund are:

Unlike many mutual funds, the Fund is not actively managed. The Adviser does not expect the Fund’s performance to track the performance of the S&P 500 Index because the Fund uses an equally-weighted approach while the S&P 500 Index uses a market-capitalization approach. In addition, because the Adviser maintains an approximate equal weighting of each S&P 500 Index stock and may eliminate one or more securities (or elect not to increase the Fund’s position in such securities) in certain circumstances, the Adviser will not consistently maintain an exact equal weighting of each S&P 500 Index stock.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass thorough to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund and the Subsidiary may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.
■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in implicit leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with implicit leverage.
■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.
■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.
■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.
■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.
Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

3        Invesco V.I. Equally-Weighted S&P 500 Fund

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser did not receive any compensation from Invesco V.I. Equally-Weighted S&P 500 Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Anthony Munchak, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

■	Francis Orlando, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1987.

■	Daniel Tsai, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Anne Unflat, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

4        Invesco V.I. Equally-Weighted S&P 500 Fund

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and

5        Invesco V.I. Equally-Weighted S&P 500 Fund

the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-Term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance

6        Invesco V.I. Equally-Weighted S&P 500 Fund

company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

The Lipper VUF Multi-Cap Core Funds Index is an unmanaged index considered representative of the multi cap core variable insurance underlying funds tracked by Lipper.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

S&P 500® Equal Weight Index (S&P EWI) is the equal-weight version of the widely regarded S&P 500® Index. The index has the same constituents as the capitalization weighted S&P 500® Index, but each company in the S&P EWI is allocated a fixed weight.

7        Invesco V.I. Equally-Weighted S&P 500 Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$18.33	$0.33	$2.73	$3.06	$(0.37)	$(2.79)	$(3.16)	$18.23	17.09%	$34,914	0.46	%(d)	0.59	%(d)	1.69	%(d)	23%
Year ended 12/31/11	18.78	0.29	(0.40)	(0.11)	(0.34)	—	(0.34)	18.33	(0.36)	35,998	0.37		0.51		1.50		21
Year ended 12/31/10	15.69	0.26	3.07	3.33	(0.24)	—	(0.24)	18.78	21.51	43,669	0.35		0.40		1.59		21
Year ended 12/31/09	11.61	0.22	4.75	4.97	(0.34)	(0.55)	(0.89)	15.69	45.08	43,553	0.37	(e)	0.37	(e)	1.72	(e)	13
Year ended 12/31/08	25.37	0.32	(8.73)	(8.41)	(0.45)	(4.90)	(5.35)	11.61	(40.02)	36,814	0.31	(e)	0.31	(e)	1.70	(e)	32

Series II
Year ended 12/31/12	18.09	0.27	2.71	2.98	(0.30)	(2.79)	(3.09)	17.98	16.88	36,362	0.71	(d)	0.84	(d)	1.44	(d)	23
Year ended 12/31/11	18.53	0.23	(0.38)	(0.15)	(0.29)	—	(0.29)	18.09	(0.66)	41,523	0.62		0.76		1.25		21
Year ended 12/31/10	15.49	0.22	3.03	3.25	(0.21)	—	(0.21)	18.53	21.19	55,646	0.60		0.65		1.34		21
Year ended 12/31/09	11.45	0.19	4.69	4.88	(0.29)	(0.55)	(0.84)	15.49	44.79	57,578	0.62	(e)	0.62	(e)	1.47	(e)	13
Year ended 12/31/08	25.08	0.27	(8.63)	(8.36)	(0.37)	(4.90)	(5.27)	11.45	(40.19)	46,447	0.56	(e)	0.56	(e)	1.45	(e)	32

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $36,255 and $39,390 for Series I and Series II shares, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the years ended December 31, 2009 and 2008, respectively.

8        Invesco V.I. Equally-Weighted S&P 500 Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Equally-Weighted S&P 500 Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us MS-VIEWSP-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Equity and Income Fund
(formerly known as Invesco Van Kampen V.I. Equity and Income Fund)

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Equity and Income Fund’s investment objectives are both capital appreciation and current income.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	6
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	7
Payments to Insurance Companies	7

Benchmark Descriptions	8

Financial Highlights	9

Hypothetical Investment and Expense Information	10

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Equity and Income Fund

Fund Summary

Investment Objectives
The Fund’s investment objectives are both capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I shares

Management Fees	0.39%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.28

Total Annual Fund Operating Expenses	0.67

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$68	$214	$373	$835

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities, and in derivatives and other investments that have economic characteristics similar to such securities.

The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund invests, under normal conditions, at least 65% of its net assets in income-producing equity investments.

The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade. It is also the operating policy of the Fund to invest not more than 10% of its net assets in debt securities rated Baa by Moody’s or BBB by S&P, or in unrated securities determined by the Adviser to be of comparable quality at the time of purchase. These operating policies do not apply to convertible securities, which are selected primarily on the basis of their equity characteristics.

The Fund may invest up to 15% of its net assets in REITs.

The Fund may invest up to 25% of its net assets in securities of foreign issuers or depositary receipts.

The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities, the Adviser focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Adviser emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

The Fund may dispose of a security when the security reaches the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation

1        Invesco V.I. Equity and Income Fund

to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and The Universal Institutional Funds, Inc. Equity and Income Portfolio’s (the predecessor fund) performance to that of broad-based securities market benchmark and a style-specific benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class II shares of the predecessor fund, which included 12b-1 fees of 0.35% and are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns

Best Quarter (ended September 30, 2009): 16.55%
Worst Quarter (ended September 30, 2011): -12.76%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Series I: Inception (06/01/10)[1]	12.58%	3.37%	7.02%

Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes): Inception (04/30/03)	17.51	0.59	7.26

Barclays U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes): Inception (04/30/03)	4.82	6.06	5.14

1 Series I shares’ performance shown prior to the inception date is that of the predecessor fund’s Class II shares at net asset value and reflects the expenses applicable to the predecessor fund. The inception date of the predecessor fund’s Class II shares is April 30, 2003.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Length of Service
Portfolio Managers	Title	on the Fund

Thomas Bastian	Portfolio Manager (lead)	2010 (predecessor fund 2003)

Chuck Burge	Portfolio Manager	2010

Mark Laskin	Portfolio Manager	2010 (predecessor fund 2007)

Mary Jayne Maly	Portfolio Manager	2010 (predecessor fund 2008)

Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)

James Roeder	Portfolio Manager	2010 (predecessor fund 2003)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

2        Invesco V.I. Equity and Income Fund

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objectives are both capital appreciation and current income. The Fund’s investment objectives may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000® Index ranged from $319.4 million to $498.9 billion.

The Fund invests, under normal conditions, at least 65% of its net assets in income-producing equity investments. Income-producing equity investments are dividend paying common or preferred stocks, interest paying convertible debentures or bonds, or zero coupon convertible securities (on which the Fund accrues income for tax and accounting purposes, but receives no cash).

The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), or (ii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase. It is also the operating policy of the Fund to invest not more than 10% of its net assets in debt securities rated Baa by Moody’s or BBB by S&P, or in unrated securities determined by the Adviser to be of comparable quality at the time of purchase. These operating policies do not apply to convertible securities, which are selected primarily on the basis of their equity characteristics.

The Fund may invest up to 15% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.

The Fund may invest up to 25% of its net assets in securities of foreign issuers or depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

An option is a derivative financial instrument that represents a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities, the Adviser focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Adviser emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

The Fund may dispose of a security when the security reaches the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.

In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new,

3        Invesco V.I. Equity and Income Fund

lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.
■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in implicit leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with implicit leverage.
■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.
■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.
■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.
■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company

4        Invesco V.I. Equity and Income Fund

carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.
Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.29% of Invesco V.I. Equity and Income Fund’s average daily net assets after fee waiver and/or expense reimbursement.
A discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Thomas Bastian, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Bastian served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Bastian was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (2003 to 2010).

■	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2002.

■	Mark Laskin, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Laskin served as Portfolio Manager of the predecessor fund since 2007. Prior to commencement of operations by the Fund, Mr. Laskin was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (2000 to 2010).

■	Mary Jayne Maly, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Ms. Maly served as Portfolio Manager of the predecessor fund since 2008. Prior to commencement of operations by the Fund, Ms. Maly was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (1992 to 2010).

■	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Marcheli was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (2000 to 2010).

■	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Roeder served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Roeder was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (1999 to 2010).

Messrs. Bastian, Roeder, Laskin and Ms. Maly manage the equity holdings of the Fund. Mr. Burge is responsible for the management of the fixed income holdings of the Fund. Mr. Marcheli manages the cash position in the Fund, submits trades and aids in providing research.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate

5        Invesco V.I. Equity and Income Fund

account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale”

6        Invesco V.I. Equity and Income Fund

prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-Term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and

7        Invesco V.I. Equity and Income Fund

retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Barclays U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

8        Invesco V.I. Equity and Income Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

												Ratio of		Ratio of
			Net gains									expenses		expenses				Ratio of rebate
			(losses)									to average		to average net		Ratio of net		from Morgan
	Net asset		on securities		Dividends	Distributions						net assets		assets without		investment		Stanley
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income		Affiliates
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		to average	Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)		(000’s omitted)	absorbed		absorbed		net assets		net assets	turnover(c)

Series I
Year ended 12/31/12	$13.65	$0.28	$1.42	$1.70	$(0.27)	$—	$(0.27)	$15.08	12.49%		$53,990	0.66	%(d)	0.67	%(d)	1.85	%(d)	—%	31%
Year ended 12/31/11	14.06	0.25	(0.41)	(0.16)	(0.25)	—	(0.25)	13.65	(1.19)		56,053	0.66		0.67		1.83		—	28
Year ended 12/31/10(e)	12.27	0.13	1.66	1.79	—	—	—	14.06	14.59		46	0.69	(f)	0.70	(f)	1.73	(f)	—	34

Series II
Year ended 12/31/12	13.63	0.25	1.44	1.69	(0.27)	—	(0.27)	15.05	12.39		962,938	0.81	(d)	0.92	(d)	1.70	(d)	—	31
Year ended 12/31/11	14.05	0.25	(0.42)	(0.17)	(0.25)	—	(0.25)	13.63	(1.30)		864,716	0.71		0.92		1.78		—	28
Year ended 12/31/10	12.80	0.22	1.29	1.51	(0.26)	—	(0.26)	14.05	12.03		800,414	0.74		0.98		1.68		—	34
Year ended 12/31/09	10.77	0.24	2.11	2.35	(0.32)	—	(0.32)	12.80	22.49		672,782	0.74	(g)	1.04	(g)	2.09	(g)(h)	0.01	81
Year ended 12/31/08	14.74	0.32	(3.56)	(3.24)	(0.31)	(0.42)	(0.73)	10.77	(22.68	)(i)	517,124	0.75	(g)	1.05	(g)	2.50	(g)(h)	0.01	95

(a)	Calculate using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $84,964,454 and sold of $24,142,395 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund into the Fund.
(d)	Ratios are based on average daily net assets (000’s omitted) of $56,034 and $928,699 for Series I and Series II shares, respectively.
(e)	Commencement date of June 1, 2010.
(f)	Annualized.
(g)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
(h)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed was 1.79% and 2.20% for the years ended December 31, 2009 and December 31, 2008, respectively.
(i)	The Adviser reimbursed the Fund for losses incurred on derivative transactions which breached an investment guideline of the Fund during the period. The impact of this reimbursement is reflected in the total return shown above. Without this reimbursement, the total return for Series II would have been (22.68)%.

9        Invesco V.I. Equity and Income Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.33%	8.85%	13.56%	18.48%	23.61%	28.96%	34.54%	40.37%	46.45%	52.79%
End of Year Balance	$10,433.00	$10,884.75	$11,356.06	$11,847.78	$12,360.78	$12,896.01	$13,454.40	$14,036.98	$14,644.78	$15,278.90
Estimated Annual Expenses	$68.45	$71.41	$74.51	$77.73	$81.10	$84.61	$88.27	$92.10	$96.08	$100.24

1	Your actual expenses may be higher or lower than those shown.

10        Invesco V.I. Equity and Income Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or if you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Equity and Income Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VIEQI-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Equity and Income Fund
(formerly known as Invesco Van Kampen V.I. Equity and Income Fund)

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Equity and Income Fund’s investment objectives are both capital appreciation and current income.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	6
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	7
Distribution Plan	7
Payments to Insurance Companies	8

Benchmark Descriptions	8

Financial Highlights	9

Hypothetical Investment and Expense Information	10

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Equity and Income Fund

Fund Summary

Investment Objectives
The Fund’s investment objectives are both capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.39%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.28

Total Annual Fund Operating Expenses	0.92

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$94	$293	$509	$1,131

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund invests, under normal conditions, at least 65% of its net assets in income-producing equity investments.

The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade. It is also the operating policy of the Fund to invest not more than 10% of its net assets in debt securities rated Baa by Moody’s or BBB by S&P, or in unrated securities determined by the Adviser to be of comparable quality at the time of purchase. These operating policies do not apply to convertible securities, which are selected primarily on the basis of their equity characteristics.

The Fund may invest up to 15% of its net assets in REITs.

The Fund may invest up to 25% of its net assets in securities of foreign issuers or depositary receipts.

The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities, the Adviser focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Adviser emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

The Fund may dispose of a security when the security reaches the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation

1        Invesco V.I. Equity and Income Fund

to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as December 31. The performance table compares the Fund’s and The Universal Institutional Funds, Inc. Equity and Income Portfolio’s (the predecessor fund) performance to that of broad-based securities market benchmark and a style-specific benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class II shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended September 30, 2009): 16.55%
Worst Quarter (ended September 30, 2011): -12.77%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Series II: Inception (04/30/03)	12.39%	3.31%	6.99%

Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	17.51	0.59	7.26

Barclays U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes)	4.82	6.06	5.14

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Length of Service
Portfolio Managers	Title	on the Fund

Thomas B. Bastian	Portfolio Manager (lead)	2010 (predecessor fund 2003)

Chuck Burge	Portfolio Manager	2010

Mark Laskin	Portfolio Manager	2010 (predecessor fund 2007)

Mary Jayne Maly	Portfolio Manager	2010 (predecessor fund 2008)

Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)

James Roeder	Portfolio Manager	2010 (predecessor fund 2003)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be

2        Invesco V.I. Equity and Income Fund

purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objectives are both capital appreciation and current income. The Fund’s investment objectives may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000® Index ranged from $319.4 million to $498.9 billion.

The Fund invests, under normal conditions, at least 65% of its net assets in income-producing equity investments. Income-producing equity investments are dividend paying common or preferred stocks, interest paying convertible debentures or bonds, or zero coupon convertible securities (on which the Fund accrues income for tax and accounting purposes, but receives no cash).

The Fund may invest in income-producing equity instruments (subject to the 65% policy above), debt securities and warrants or rights to acquire such securities, in such proportions as economic conditions indicate would best accomplish the Fund’s objectives. It is the current operating policy of the Fund to invest in debt securities rated investment grade. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), or (ii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase. It is also the operating policy of the Fund to invest not more than 10% of its net assets in debt securities rated Baa by Moody’s or BBB by S&P, or in unrated securities determined by the Adviser to be of comparable quality at the time of purchase. These operating policies do not apply to convertible securities, which are selected primarily on the basis of their equity characteristics

The Fund may invest up to 15% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.

The Fund may invest up to 25% of its net assets in securities of foreign issuers or depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

An option is a derivative financial instrument that represents a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities, the Adviser focuses on a security’s potential for income with safety of principal and long-term growth of capital. The Adviser emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

The Fund may dispose of a security when the security reaches the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.

In response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

3        Invesco V.I. Equity and Income Fund

Risks
The principal risks of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.
■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in implicit leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with implicit leverage.
■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.
■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.
■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.
■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of

4        Invesco V.I. Equity and Income Fund

real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.29% of Invesco V.I. Equity and Income Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Thomas Bastian, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Bastian served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Bastian was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (2003 to 2010).

■	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2002.

■	Mark Laskin, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Laskin served as Portfolio Manager of the predecessor fund since 2007. Prior to commencement of operations by the Fund, Mr. Laskin was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (2000 to 2010).

■	Mary Jayne Maly, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Ms. Maly served as Portfolio Manager of the predecessor fund since 2008. Prior to commencement of operations by the Fund, Ms. Maly was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (1992 to 2010).

■	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Marcheli was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (2000 to 2010).

■	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Roeder served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Roeder was associated with Morgan Stanley Investment Management Inc. in an investment management capacity (1999 to 2010).

Messrs Bastian, Laskin and Ms. Maly manage the equity holdings of the Fund. Mr. Burge is responsible for the management of the fixed income holdings of the Fund. Mr. Marcheli manages the cash position in the Fund, submits trades and aids in providing research.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including

5        Invesco V.I. Equity and Income Fund

variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines

6        Invesco V.I. Equity and Income Fund

that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-Term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of

7        Invesco V.I. Equity and Income Fund

0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Barclays U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

8        Invesco V.I. Equity and Income Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

												Ratio of		Ratio of
			Net gains									expenses		expenses				Ratio of rebate
			(losses)									to average		to average net		Ratio of net		from Morgan
	Net asset		on securities		Dividends	Distributions						net assets		assets without		investment		Stanley
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income		Affiliates
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		to average	Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)		(000’s omitted)	absorbed		absorbed		net assets		net assets	turnover(c)

Series I
Year ended 12/31/12	$13.65	$0.28	$1.42	$1.70	$(0.27)	$—	$(0.27)	$15.08	12.49%		$53,990	0.66	%(d)	0.67	%(d)	1.85	%(d)	—%	31%
Year ended 12/31/11	14.06	0.25	(0.41)	(0.16)	(0.25)	—	(0.25)	13.65	(1.19)		56,053	0.66		0.67		1.83		—	28
Year ended 12/31/10(e)	12.27	0.13	1.66	1.79	—	—	—	14.06	14.59		46	0.69	(f)	0.70	(f)	1.73	(f)	—	34

Series II
Year ended 12/31/12	13.63	0.25	1.44	1.69	(0.27)	—	(0.27)	15.05	12.39		962,938	0.81	(d)	0.92	(d)	1.70	(d)	—	31
Year ended 12/31/11	14.05	0.25	(0.42)	(0.17)	(0.25)	—	(0.25)	13.63	(1.30)		864,716	0.71		0.92		1.78		—	28
Year ended 12/31/10	12.80	0.22	1.29	1.51	(0.26)	—	(0.26)	14.05	12.03		800,414	0.74		0.98		1.68		—	34
Year ended 12/31/09	10.77	0.24	2.11	2.35	(0.32)	—	(0.32)	12.80	22.49		672,782	0.74	(g)	1.04	(g)	2.09	(g)(h)	0.01	81
Year ended 12/31/08	14.74	0.32	(3.56)	(3.24)	(0.31)	(0.42)	(0.73)	10.77	(22.68	)(i)	517,124	0.75	(g)	1.05	(g)	2.50	(g)(h)	0.01	95

(a)	Calculate using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $84,964,454 and sold of $24,142,395 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Basic Balanced Fund, Invesco V.I. Income Builder Fund and Invesco V.I. Select Dimensions Balanced Fund into the Fund.
(d)	Ratios are based on average daily net assets (000’s omitted) of $56,034 and $928,699 for Series I and Series II shares, respectively.
(e)	Commencement date of June 1, 2010.
(f)	Annualized.
(g)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate is disclosed in the above table as “Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets”.
(h)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed was 1.79% and 2.20% for the years ended December 31, 2009 and December 31, 2008, respectively.
(i)	The Adviser reimbursed the Fund for losses incurred on derivative transactions which breached an investment guideline of the Fund during the period. The impact of this reimbursement is reflected in the total return shown above. Without this reimbursement, the total return for Series II would have been (22.68)%.

9        Invesco V.I. Equity and Income Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.08%	8.33%	12.75%	17.35%	22.13%	27.12%	32.30%	37.70%	43.32%	49.17%
End of Year Balance	$10,408.00	$10,832.65	$11,274.62	$11,734.62	$12,213.40	$12,711.70	$13,230.34	$13,770.14	$14,331.96	$14,916.70
Estimated Annual Expenses	$93.88	$97.71	$101.69	$105.84	$110.16	$114.66	$119.33	$124.20	$129.27	$134.54

1	Your actual expenses may be higher or lower than those shown.

10        Invesco V.I. Equity and Income Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or if you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Equity and Income Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VIEQI-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Global Core Equity Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Global Core Equity Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Global Core Equity Fund

Fund Summary

Investment Objective
The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series I Shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I Shares

Management Fees	0.67%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.41

Total Annual Fund Operating Expenses	1.08

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$110	$343	$595	$1,317

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. Effective June 28, 2013, the previous sentence will be replaced with the following: The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, depositary receipts, and in other instruments that have economic characteristics similar to such securities.

The principal types of equity securities in which the Fund invests are common and preferred stock.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are identified as in the initial stages of their industrial cycles.

The Fund invests primarily in the securities of large-capitalization issuers.

The Fund can invest in derivative instruments including forward foreign currency contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s price relative to its historic return on equity, book value, and earnings. Historic earnings stability and overall debt levels are also considered. In analyzing potential investments, the portfolio managers conduct research on issuers meeting their criteria and may communicate directly with management.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and it is no longer deemed attractively valued relative to other issuers, (2) its fundamentals deteriorate, or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

1        Invesco V.I. Global Core Equity Fund

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Investing in European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Universal Institutional Funds, Inc. Global Value Equity Portfolio’s (the predecessor fund) performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class I shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. and sub-advised by Morgan Stanley Investment Management Limited. The predecessor fund was reorganized into Series I shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns

Best Quarter (ended June 30, 2003): 20.76%
Worst Quarter (ended September 30, 2011): -20.40%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I: Inception Date (01/02/97)	13.75%	-4.83%	4.57%

MSCI World Indexsm	15.83	-1.18	7.51

Lipper VUF Global Core Funds Index	20.64	0.29	8.07

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the Fund

Ingrid Baker	Portfolio Manager	2010

W. Lindsay Davidson	Portfolio Manager	2010

Anuja Singha	Portfolio Manager	2010

Stephen Thomas	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

2        Invesco V.I. Global Core Equity Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. Effective June 28, 2013, the previous sentence will be replaced with the following: The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, depositary receipts, and in other instruments that have economic characteristics similar to such securities.

The principal types of equity securities in which the Fund invests are common and preferred stock. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

The Fund invests primarily in the securities of large-capitalization issuers. The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000® Index ranged from $319.4 million to $498.9 billion.

The Fund can invest in derivative instruments including forward foreign currency contracts.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s price relative to its historic return on equity, book value, and earnings. Historic earnings stability and overall debt levels are also considered. In analyzing potential investments, the portfolio managers conduct research on issuers meeting their criteria and may communicate directly with management.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and it is no longer deemed attractively valued relative to other issuers, (2) its fundamentals deteriorate, or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such

3        Invesco V.I. Global Core Equity Fund

derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Investing in European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.59% of Invesco V.I. Global Core Equity Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

4        Invesco V.I. Global Core Equity Fund

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

■	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1984.

■	Anuja Singha, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Stephen Thomas, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

5        Invesco V.I. Global Core Equity Fund

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-Term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on

6        Invesco V.I. Global Core Equity Fund

each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

The MSCI World Indexsm is an unmanaged index considered representative of stocks of developed countries.

Lipper VUF Global Core Funds Index is an unmanaged index considered representative of global core variable insurance underlying funds tracked by Lipper.

7        Invesco V.I. Global Core Equity Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years of, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$6.80	$0.14	$0.79	$0.93	$(0.19)	$—	$(0.19)	$7.54	13.75%	$74,517	1.00	%(d)	1.08	%(d)	1.98	%(d)	23%
Year ended 12/31/11	7.87	0.20	(1.02)	(0.82)	(0.25)	—	(0.25)	6.80	(10.89)	78,125	0.97		1.00		2.70		62
Year ended 12/31/10	7.24	0.15	0.62	0.77	(0.14)	—	(0.14)	7.87	10.95	44,717	1.12		1.15		2.04		130
Year ended 12/31/09	6.75	0.22	0.77	0.99	(0.50)	—	(0.50)	7.24	15.99	45,972	1.15	(e)	1.20	(e)	3.33	(e)(f)	79
Year ended 12/31/08	16.46	0.30	(5.71)	(5.41)	(0.35)	(3.95)	(4.30)	6.75	(40.15)	48,610	1.11	(e)	1.11	(e)	2.69	(e)	93

Series II
Year ended 12/31/12	6.79	0.12	0.78	0.90	(0.17)	—	(0.17)	7.52	13.41	21,001	1.25	(d)	1.33	(d)	1.73	(d)	23
Year ended 12/31/11	7.86	0.18	(1.02)	(0.84)	(0.23)	—	(0.23)	6.79	(11.12)	21,742	1.22		1.25		2.45		62
Year ended 12/31/10(g)	6.52	0.07	1.27	1.34	—	—	—	7.86	20.55	12	1.40	(h)	1.45	(h)	1.76	(h)	130

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excluded the value of securities purchased of $68,458,544 and sold of $8,561,566 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Dividend Growth into the Fund.
(d)	Ratios are based on average daily net assets (000’s) of $75,408 and $21,178 for Series I and Series II, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the years ended December 31, 2009 and 2008, respectively.
(f)	Ratio of net investment income to average net assets without fee waivers and/or expense absorbed was 3.28% for the year ended December 31, 2009.
(g)	Commencement date of June 1, 2010.
(h)	Annualized.

8        Invesco V.I. Global Core Equity Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Global Core Equity Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VIGCE-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Global Core Equity Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Global Core Equity Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Global Core Equity Fund

Fund Summary

Investment Objective
The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.67%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.41

Total Annual Fund Operating Expenses	1.33

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$135	$421	$729	$1,601

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. Effective June 28, 2013, the previous sentence will be replaced with the following: The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, depositary receipts, and in other instruments that have economic characteristics similar to such securities.

The principal types of equity securities in which the Fund invests are common and preferred stock.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are identified as in the initial stages of their industrial cycles.

The Fund invests primarily in the securities of large-capitalization issuers.

The Fund can invest in derivative instruments including forward foreign currency contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s price relative to its historic return on equity, book value, and earnings. Historic earnings stability and overall debt levels are also considered. In analyzing potential investments, the portfolio managers conduct research on issuers meeting their criteria and may communicate directly with management.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and it is no longer deemed attractively valued relative to other issuers, (2) its fundamentals deteriorate, or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser

1        Invesco V.I. Global Core Equity Fund

elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Investing in European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Universal Institutional Funds, Inc. Global Value Equity Portfolio’s (the predecessor fund) performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class I shares of the predecessor fund, which have been restated to reflect the Rule 12b-1 fees applicable to Series II shares and are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Management Inc. and sub-advised by Morgan Stanley Investment Management Limited. The predecessor fund was reorganized into Series I shares of the Fund on June 1, 2010. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended March 31, 2012): 9.72%
Worst Quarter (ended September 30, 2011): -20.40%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II: Inception (06/01/10)[1]	13.41%	-5.07%	4.31%

MSCI World Indexsm	15.83	-1.18	7.51

Lipper VUF Global Core Funds Index	20.64	0.29	8.07

1	Series II shares’ performance shown prior to the inception date is that of the Class I shares of the predecessor fund, restated to reflect the higher 12b-1 fees applicable to Series II shares. Performance of the Class I shares of the predecessor fund reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class I shares is January 2, 1997.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the Fund

Ingrid Baker	Portfolio Manager	2010

W. Lindsay Davidson	Portfolio Manager	2010

Anuja Singha	Portfolio Manager	2010

Stephen Thomas	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

2        Invesco V.I. Global Core Equity Fund

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. Effective June 28, 2013, the previous sentence will be replaced with the following: The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, depositary receipts, and in other instruments that have economic characteristics similar to such securities.

The principal types of equity securities in which the Fund invests are common and preferred stock. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

The Fund invests primarily in the securities of large-capitalization issuers. The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000® Index ranged from $319.4 million to $498.9 billion.

The Fund can invest in derivative instruments including forward foreign currency contracts.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for the Fund, the portfolio managers seek to identify attractively valued issuers with market capitalization in excess of $1 billion. Initial factors considered by the portfolio managers when evaluating potential investments include an issuer’s price relative to its historic return on equity, book value, and earnings. Historic earnings stability and overall debt levels are also considered. In analyzing potential investments, the portfolio managers conduct research on issuers meeting their criteria and may communicate directly with management.

The Fund’s portfolio managers consider selling a security when (1) its share price increases and it is no longer deemed attractively valued relative to other issuers, (2) its fundamentals deteriorate, or (3) it causes the portfolio’s sector or regional weighting relative to its benchmark to fall outside acceptable risk parameters.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered

3        Invesco V.I. Global Core Equity Fund

instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Investing in European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The

4        Invesco V.I. Global Core Equity Fund

Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.59% of Invesco V.I. Global Core Equity Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Ingrid Baker, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

■	W. Lindsay Davidson, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1984.

■	Anuja Singha, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

■	Stephen Thomas, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account

5        Invesco V.I. Global Core Equity Fund

with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-Term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

6        Invesco V.I. Global Core Equity Fund

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

7        Invesco V.I. Global Core Equity Fund

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

The MSCI World Indexsm is an unmanaged index considered representative of stocks of developed countries.

Lipper VUF Global Core Funds Index is an unmanaged index considered representative of global core variable insurance underlying funds tracked by Lipper.

8        Invesco V.I. Global Core Equity Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$6.80	$0.14	$0.79	$0.93	$(0.19)	$—	$(0.19)	$7.54	13.75%	$74,517	1.00	%(d)	1.08	%(d)	1.98	%(d)	23%
Year ended 12/31/11	7.87	0.20	(1.02)	(0.82)	(0.25)	—	(0.25)	6.80	(10.89)	78,125	0.97		1.00		2.70		62
Year ended 12/31/10	7.24	0.15	0.62	0.77	(0.14)	—	(0.14)	7.87	10.95	44,717	1.12		1.15		2.04		130
Year ended 12/31/09	6.75	0.22	0.77	0.99	(0.50)	—	(0.50)	7.24	15.99	45,972	1.15	(e)	1.20	(e)	3.33	(e)(f)	79
Year ended 12/31/08	16.46	0.30	(5.71)	(5.41)	(0.35)	(3.95)	(4.30)	6.75	(40.15)	48,610	1.11	(e)	1.11	(e)	2.69	(e)	93

Series II
Year ended 12/31/12	6.79	0.12	0.78	0.90	(0.17)	—	(0.17)	7.52	13.41	21,001	1.25	(d)	1.33	(d)	1.73	(d)	23
Year ended 12/31/11	7.86	0.18	(1.02)	(0.84)	(0.23)	—	(0.23)	6.79	(11.12)	21,742	1.22		1.25		2.45		62
Year ended 12/31/10(g)	6.52	0.07	1.27	1.34	—	—	—	7.86	20.55	12	1.40	(h)	1.45	(h)	1.76	(h)	130

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excluded the value of securities purchased of $68,458,544 and sold of $8,561,566 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Dividend Growth into the Fund.
(d)	Ratios are based on average daily net assets (000’s) of $75,408 and $21,178 for Series I and Series II, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the years ended December 31, 2009 and 2008, respectively.
(f)	Ratio of net investment income to average net assets without fee waivers and/or expense absorbed was 3.28% for the year ended December 31, 2009.
(g)	Commencement date of June 1, 2010.
(h)	Annualized.

9        Invesco V.I. Global Core Equity Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Global Core Equity Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VIGCE-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Global Health Care Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Global Health Care Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Manager	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	7
Payments to Insurance Companies	7

Benchmark Descriptions	7

Financial Highlights	9

Hypothetical Investment and Expense Information	10

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Global Health Care Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I shares

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.38

Total Annual Fund Operating Expenses[1]	1.13

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 2.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$115	$359	$622	$1,375

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowing for investment purposes) in securities of issuers engaged primarily in health care-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Fund uses various criteria to determine whether an issuer is engaged in health care-related industries, including whether (1) it derives 50% or more of its gross income or its net sales from activities in the health care industry; (2) it devotes 50% or more of its assets to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio manager determines that its primary business is within the health care industry. Issuers engaged in health care related industries include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities).

The Fund invests primarily in equity securities, securities convertible into equity securities, and depositary receipts. The principal types of equity securities in which the Fund invests are common and preferred stock.

The Fund may invest in the securities of issuers of all capitalization sizes.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets counties, i.e., those that are in the initial stages of their industrial cycles.

The Fund can invest in derivative instruments including forward foreign currency contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for the Fund, the portfolio manager first screens the global investment universe. Securities of issuers with a minimum market capitalization threshold are considered for further evaluation if they are identified as having attractive growth prospects relative to their current valuations. The portfolio manager uses a research-oriented bottom-up investment approach, focusing on issuer fundamentals in an effort to uncover future growth prospects which are not yet appreciated by the market.

In analyzing specific industries, the portfolio manager ordinarily looks for above-average growth and demand; below-average reimbursement risk; and high barriers to entry. In analyzing specific issuers, the portfolio manager ordinarily looks for leading issuers with defensible franchises; issuers with a solid 18- to 24 month outlook; value-added and/or niche-oriented products and/or services; potential to expand margins and improve profitability; superior earnings-per-share growth; a strong balance sheet and moderate financial leverage; and a capable management team and minimal potential for downside risks.

Security selection is then further refined by valuation analysis. In general, the portfolio manager targets securities trading at attractive valuations based upon one or more of the following parameters: price-to-earnings (P/E); P/E ratio versus expected earnings per share growth rate; enterprise value to earnings before interest depreciation and-taxes (EBITDA); discounted cash flow analysis; sum of parts analysis and asset/scarcity value. Additionally, position size is limited in an effort to maximize risk-adjusted returns.

The portfolio manager will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; or (3) if more compelling opportunities exist.

1        Invesco V.I. Global Health Care Fund

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Health Care Sector Risk. The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Advisers, Inc. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended June 30, 2009): 13.88%
Worst Quarter (ended December 31, 2008): -18.84%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I shares: Inception (5/21/1997)	20.90%	3.82%	7.75%

MSCI World IndexSM	15.83	-1.18	7.51

MSCI World Health Care Index	17.54	4.22	6.90

Lipper VUF Health/Biotechnology Funds Classification Average	23.89	6.35	9.69

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Manager	Title	Length of Service on the Fund

Derek Taner	Portfolio Manager	2005

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or

2        Invesco V.I. Global Health Care Fund

some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowing for investment purposes) in securities of issuers engaged primarily in health care-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Fund uses various criteria to determine whether an issuer is engaged in health care-related industries, including whether (1) it derives 50% or more of its gross income or its net sales from activities in the health care industry; (2) it devotes 50% or more of its assets to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio manager determines that its primary business is within the health care industry. Issuers engaged in health care related industries include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities).

The Fund invests primarily in equity securities, securities convertible into equity securities, and depositary receipts. The principal types of equity securities in which the Fund invests are common and preferred stock. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula.

The Fund may invest in the securities of issuers of all capitalization sizes.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets counties, i.e., those that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

The Fund can invest in derivative instruments including forward foreign currency contracts.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for the Fund, the portfolio manager first screens the global investment universe. Securities of issuers with a minimum market capitalization threshold are considered for further evaluation if they are identified as having attractive growth prospects relative to their current valuations. The portfolio manager uses a research-oriented bottom-up investment approach, focusing on issuer fundamentals in an effort to uncover future growth prospects which are not yet appreciated by the market.

In analyzing specific industries, the portfolio manager ordinarily looks for above-average growth and demand; below-average reimbursement risk; and high barriers to entry. In analyzing specific issuers, the portfolio manager ordinarily looks for leading issuers with defensible franchises; issuers with a solid 18- to 24 month outlook; value-added and/or niche-oriented products and/or services; potential to expand margins and improve profitability; superior earnings-per-share growth; a strong balance sheet and moderate financial leverage; and a capable management team and minimal potential for downside risks.

Security selection is then further refined by valuation analysis. In general, the portfolio manager targets securities trading at attractive valuations based upon one or more of the following parameters: P/E; P/E ratio versus expected earnings per share growth rate; enterprise value to EBITDA; discounted cash flow analysis; sum of parts analysis and asset/scarcity value. Additionally, position size is limited in an effort to maximize risk-adjusted returns.

The portfolio manager will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; or (3) if more compelling opportunities exist.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

3        Invesco V.I. Global Health Care Fund

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Health Care Sector Risk. The Fund’s performance is vulnerable to factors affecting the health care industry, such as substantial government regulation, which may impact the demand for products and services offered by health care companies. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

4        Invesco V.I. Global Health Care Fund

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.74% of Invesco V.I. Global Health Care Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Derek Taner, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 2005.

More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use

5        Invesco V.I. Global Health Care Fund

reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes

6        Invesco V.I. Global Health Care Fund

provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Health/Biotechnology Funds Classification Average represents an average of all of the variable insurance underlying funds in the Lipper Health/Biotechnology Funds classification.

7        Invesco V.I. Global Health Care Fund

MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries.

MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.

8        Invesco V.I. Global Health Care Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

													Ratio of
											Ratio of		expenses
			Netgains								expenses		to average
			(losses)								to average		net
			on					Net		Net	net assets		assets		Ratio of net
	Net asset		securities					asset		assets,	with fee		without		investment
	value,	Net	(both		Dividends	Distributions		value,		end of	waivers		fee waivers		income
	beginning	investment	realized	Total from	from net	from net		end		period	and/or		and/or		(loss)
	of	income	and	investment	investment	realized	Total	of	Total	(000’s	expenses		expenses		to average		Portfolio
	period	(loss)(a)	unrealized)	operations	income	gains	distributions	period	return(b)	omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$17.37	$0.12 (d)	$3.51	$3.63	$—	$—	$—	$21.00	20.90%	$128,898	1.12	%(e)	1.13	%(e)	0.63	%(d)(e)	43%
Year ended 12/31/11	16.71	0.00	0.66	0.66	—	—	—	17.37	3.95	114,476	1.11		1.12		0.03		42
Year ended 12/31/10	15.87	(0.03)	0.87	0.84	—	—	—	16.71	5.29	124,441	1.11		1.12		(0.18)		16
Year ended 12/31/09	12.47	(0.01)	3.46	3.45	(0.05)	—	(0.05)	15.87	27.67	143,648	1.13		1.14		(0.05)		45
Year ended 12/31/08	24.06	0.07 (f)	(7.16)	(7.09)	—	(4.50)	(4.50)	12.47	(28.62)	128,563	1.12		1.13		0.34	(f)	67

Series II
Year ended 12/31/12	16.99	0.07 (d)	3.43	3.50	—	—	—	20.49	20.60	32,823	1.37	(e)	1.38	(e)	0.38	(d)(e)	43
Year ended 12/31/11	16.38	(0.04)	0.65	0.61	—	—	—	16.99	3.72	27,448	1.36		1.37		(0.22)		42
Year ended 12/31/10	15.60	(0.07)	0.85	0.78	—	—	—	16.38	5.00	26,063	1.36		1.37		(0.43)		16
Year ended 12/31/09	12.26	(0.04)	3.40	3.36	(0.02)	—	(0.02)	15.60	27.39	26,722	1.38		1.39		(0.30)		45
Year ended 12/31/08	23.82	0.02 (f)	(7.08)	(7.06)	—	(4.50)	(4.50)	12.26	(28.78)	19,886	1.37		1.38		0.09	(f)	67

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include special cash dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividends are $(0.01) and (0.02)% and $(0.06) and (0.27)% for Series I and Series II shares, respectively.
(e)	Ratios are based on average daily net assets (000’s) of $124,006 and $31,115 for Series I and Series II shares, respectively.
(f)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $5.23 per share owned of All-scripts- Misys Healthcare Solutions, Inc. on October 13, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.02 and 0.08% and $(0.03) and (0.17)% for Series I and Series II shares, respectively.

9        Invesco V.I. Global Health Care Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%	1.13%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.87%	7.89%	12.07%	16.40%	20.91%	25.59%	30.45%	35.49%	40.74%	46.18%
End of Year Balance	$10,387.00	$10,788.98	$11,206.51	$11,640.20	$12,090.68	$12,558.59	$13,044.60	$13,549.43	$14,073.79	$14,618.45
Estimated Annual Expenses	$115.19	$119.64	$124.27	$129.08	$134.08	$139.27	$144.66	$150.26	$156.07	$162.11

1 Your actual expenses may be higher or lower than those shown.

10        Invesco V.I. Global Health Care Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Global Health Care Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us I-VIGHC-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Global Health Care Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Global Health Care Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Manager	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	7
Distribution Plan	7
Payments to Insurance Companies	7

Benchmark Descriptions	8

Financial Highlights	9

Hypothetical Investment and Expense Information	10

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Global Health Care Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II shares

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.38

Total Annual Fund Operating Expenses[1]	1.38

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$140	$437	$755	$1,657

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowing for investment purposes) in securities of issuers engaged primarily in health care-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Fund uses various criteria to determine whether an issuer is engaged in health care-related industries, including whether (1) it derives 50% or more of its gross income or its net sales from activities in the health care industry; (2) it devotes 50% or more of its assets to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio manager determines that its primary business is within the health care industry. Issuers engaged in health care related industries include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities).

The Fund invests primarily in equity securities, securities convertible into equity securities, and depositary receipts. The principal types of equity securities in which the Fund invests are common and preferred stock.

The Fund may invest in the securities of issuers of all capitalization sizes.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets counties, i.e., those that are in the initial stages of their industrial cycles.

The Fund can invest in derivative instruments including forward foreign currency contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for the Fund, the portfolio manager first screens the global investment universe. Securities of issuers with a minimum market capitalization threshold are considered for further evaluation if they are identified as having attractive growth prospects relative to their current valuations. The portfolio manager uses a research-oriented bottom-up investment approach, focusing on issuer fundamentals in an effort to uncover future growth prospects which are not yet appreciated by the market.

In analyzing specific industries, the portfolio manager ordinarily looks for above-average growth and demand; below-average reimbursement risk; and high barriers to entry. In analyzing specific issuers, the portfolio manager ordinarily looks for leading issuers with defensible franchises; issuers with a solid 18- to 24 month outlook; value-added and/or niche-oriented products and/or services; potential to expand margins and improve profitability; superior earnings-per-share growth; a strong balance sheet and moderate financial leverage; and a capable management team and minimal potential for downside risks.

Security selection is then further refined by valuation analysis. In general, the portfolio manager targets securities trading at attractive valuations based upon one or more of the following parameters: price-to-earnings (P/E); P/E ratio versus expected earnings per share growth rate; enterprise value to earnings before interest depreciation and-taxes (EBITDA); discounted cash flow analysis; sum of parts analysis and asset/scarcity value. Additionally, position size is limited in an effort to maximize risk-adjusted returns.

The portfolio manager will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; or (3) if more compelling opportunities exist.

1        Invesco V.I. Global Health Care Fund

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Health Care Sector Risk. The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. Series II shares performance shown prior to the inception date is that of Series I shares adjusted to reflect the Rule 12b-1 fees applicable to Series II shares. Series II shares performance shown for 2004 is the blended return of Series II shares since their inception and restated performance of Series I shares adjusted to reflect the Rule 12b-1 fees applicable to Series II shares. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Advisers, Inc. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended June 30, 2009): 13.87%
Worst Quarter (ended December 31, 2008): -18.91%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II shares[1]: Inception (4/30/2004)	20.60%	3.57%	7.48%

MSCI World IndexSM	15.83	-1.18	7.51

MSCI World Health Care Index	17.54	4.22	6.90

Lipper VUF Health/Biotechnology Funds Classification Average	23.89	6.35	9.69

1	Series II shares’ performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares’ performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Series I shares is May 21, 1997.

2        Invesco V.I. Global Health Care Fund

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Manager	Title	Length of Service on the Fund

Derek Taner	Portfolio Manager	2005

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowing for investment purposes) in securities of issuers engaged primarily in health care-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Fund uses various criteria to determine whether an issuer is engaged in health care-related industries, including whether (1) it derives 50% or more of its gross income or its net sales from activities in the health care industry; (2) it devotes 50% or more of its assets to producing revenues from the health care industry; or (3) based on other available information, the Fund’s portfolio manager determines that its primary business is within the health care industry. Issuers engaged in health care related industries include those that design, manufacture, or sell products or services used for or in connection with health care or medicine (such as pharmaceutical issuers, biotechnology research firms, companies that sell medical products, and companies that own or operate health care facilities).

The Fund invests primarily in equity securities, securities convertible into equity securities, and depositary receipts. The principal types of equity securities in which the Fund invests are common and preferred stock. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula.

The Fund may invest in the securities of issuers of all capitalization sizes.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging markets counties, i.e., those that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

The Fund can invest in derivative instruments including forward foreign currency contracts.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

In selecting securities for the Fund, the portfolio manager first screens the global investment universe. Securities of issuers with a minimum market capitalization threshold are considered for further evaluation if they are identified as having attractive growth prospects relative to their current valuations. The portfolio manager uses a research-oriented bottom-up investment approach, focusing on issuer fundamentals in an effort to uncover future growth prospects which are not yet appreciated by the market.

In analyzing specific industries, the portfolio manager ordinarily looks for above-average growth and demand; below-average reimbursement risk; and high barriers to entry. In analyzing specific issuers, the portfolio manager ordinarily looks for leading issuers with defensible franchises; issuers with a solid 18- to 24 month outlook; value-added and/or niche-oriented products and/or services; potential to expand margins and improve profitability; superior earnings-per-share growth; a strong balance sheet and moderate financial leverage; and a capable management team and minimal potential for downside risks.

Security selection is then further refined by valuation analysis. In general, the portfolio manager targets securities trading at attractive valuations based upon one or more of the following parameters: P/E; P/E ratio versus expected earnings per share growth rate; enterprise value to EBITDA; discounted cash flow analysis; sum of parts analysis and asset/scarcity value. Additionally, position size is limited in an effort to maximize risk-adjusted returns.

The portfolio manager will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; or (3) if more compelling opportunities exist.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio manager may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio manager does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

3        Invesco V.I. Global Health Care Fund

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Health Care Sector Risk. The Fund’s performance is vulnerable to factors affecting the health care industry, such as substantial government regulation, which may impact the demand for products and services offered by health care companies. Also, the products and services offered by health care companies may be subject to rapid obsolescence caused by scientific advances and technological innovations.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

4        Invesco V.I. Global Health Care Fund

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.74% of Invesco V.I. Global Health Care Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Derek Taner, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 2005.

More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of,

5        Invesco V.I. Global Health Care Fund

their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups

6        Invesco V.I. Global Health Care Fund

of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the

7        Invesco V.I. Global Health Care Fund

Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Health/Biotechnology Funds Classification Average represents an average of all of the variable insurance underlying funds in the Lipper Health/Biotechnology Funds classification.

MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries.

MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.

8        Invesco V.I. Global Health Care Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

													Ratio of
											Ratio of		expenses
			Netgains								expenses		to average
			(losses)								to average		net
			on					Net		Net	net assets		assets		Ratio of net
	Net asset		securities					asset		assets,	with fee		without		investment
	value,	Net	(both		Dividends	Distributions		value,		end of	waivers		fee waivers		income
	beginning	investment	realized	Total from	from net	from net		end		period	and/or		and/or		(loss)
	of	income	and	investment	investment	realized	Total	of	Total	(000’s	expenses		expenses		to average		Portfolio
	period	(loss)(a)	unrealized)	operations	income	gains	distributions	period	return(b)	omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$17.37	$0.12 (d)	$3.51	$3.63	$—	$—	$—	$21.00	20.90%	$128,898	1.12	%(e)	1.13	%(e)	0.63	%(d)(e)	43%
Year ended 12/31/11	16.71	0.00	0.66	0.66	—	—	—	17.37	3.95	114,476	1.11		1.12		0.03		42
Year ended 12/31/10	15.87	(0.03)	0.87	0.84	—	—	—	16.71	5.29	124,441	1.11		1.12		(0.18)		16
Year ended 12/31/09	12.47	(0.01)	3.46	3.45	(0.05)	—	(0.05)	15.87	27.67	143,648	1.13		1.14		(0.05)		45
Year ended 12/31/08	24.06	0.07 (f)	(7.16)	(7.09)	—	(4.50)	(4.50)	12.47	(28.62)	128,563	1.12		1.13		0.34	(f)	67

Series II
Year ended 12/31/12	16.99	0.07 (d)	3.43	3.50	—	—	—	20.49	20.60	32,823	1.37	(e)	1.38	(e)	0.38	(d)(e)	43
Year ended 12/31/11	16.38	(0.04)	0.65	0.61	—	—	—	16.99	3.72	27,448	1.36		1.37		(0.22)		42
Year ended 12/31/10	15.60	(0.07)	0.85	0.78	—	—	—	16.38	5.00	26,063	1.36		1.37		(0.43)		16
Year ended 12/31/09	12.26	(0.04)	3.40	3.36	(0.02)	—	(0.02)	15.60	27.39	26,722	1.38		1.39		(0.30)		45
Year ended 12/31/08	23.82	0.02 (f)	(7.08)	(7.06)	—	(4.50)	(4.50)	12.26	(28.78)	19,886	1.37		1.38		0.09	(f)	67

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include special cash dividends received during the period. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividends are $(0.01) and (0.02)% and $(0.06) and (0.27)% for Series I and Series II shares, respectively.
(e)	Ratios are based on average daily net assets (000’s) of $124,006 and $31,115 for Series I and Series II shares, respectively.
(f)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $5.23 per share owned of All-scripts- Misys Healthcare Solutions, Inc. on October 13, 2008. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.02 and 0.08% and $(0.03) and (0.17)% for Series I and Series II shares, respectively.

9        Invesco V.I. Global Health Care Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.62%	7.37%	11.26%	15.29%	19.46%	23.78%	28.26%	32.91%	37.72%	42.70%
End of Year Balance	$10,362.00	$10,737.10	$11,125.79	$11,528.54	$11,945.87	$12,378.31	$12,826.41	$13,290.73	$13,771.85	$14,270.39
Estimated Annual Expenses	$140.50	$145.58	$150.85	$156.31	$161.97	$167.84	$173.91	$180.21	$186.73	$193.49

1 Your actual expenses may be higher or lower than those shown.

10        Invesco V.I. Global Health Care Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Global Health Care Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us I-VIGHC-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Global Real Estate Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Global Real Estate Fund’s investment objective is total return through growth of capital and current income.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	6
The Adviser(s)	6
Adviser Compensation	6
Portfolio Managers	6

Other Information	7
Purchase and Redemption of Shares	7
Excessive Short-Term Trading Activity Disclosure	7
Pricing of Shares	8
Taxes	9
Dividends and Distributions	9
Share Classes	9
Payments to Insurance Companies	9

Benchmark Descriptions	9

Financial Highlights	10

Hypothetical Investment and Expense Information	11

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Global Real Estate Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is total return through growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I shares

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.39

Total Annual Fund Operating Expenses[1]	1.14

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 2.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$116	$362	$628	$1,386

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers and derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in real estate investments trusts (REITS), depositary receipts and equity securities (including common and preferred stock, and convertible securities) of domestic and foreign issuers.

The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These issuers include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short-term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may also invest in debt securities of domestic and foreign issuers (including corporate debt obligations and commercial mortgage-backed securities). The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging market countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller assets bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.

The Fund may engage in short sales of securities. The Fund may engage in short sales with respect to securities it owns or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 15% of the Fund’s net assets.

The Fund can invest in derivative instruments including forward foreign currency contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as property market cycle analysis, property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions and execute their stated strategic plan, and (iii) attractive valuations relative to peer investment alternatives.

The portfolio managers and investment team focus on equity REITs and real estate operating issuers. Each qualified security in the investment universe is analyzed using fundamental real estate analysis and valuation review to identify securities that appear to have relatively favorable long-term prospects and attractive values. Some of the fundamental real estate factors that are considered include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed

1        Invesco V.I. Global Real Estate Fund

charge coverage ratios. The issuers that are believed to have the most attractive fundamental real estate attributes are then evaluated on the basis of relative value. Some of the valuation factors that are considered include: cash flow consistency and growth, dividend yield, dividend coverage and growth, and cash flow and assets to price multiples.

The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Developed Real Estate Index (the benchmark index). The Fund uses the benchmark index as a guide in structuring the portfolio, but the Fund is not an index fund.

The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by considering the relative liquidity of each security and limiting the size of any one holding.

The portfolio managers will consider selling a security if they conclude (1) its relative valuation has fallen below desired levels, (2) its risk/return profile has changed significantly, (3) its fundamentals have changed, or (4) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

2        Invesco V.I. Global Real Estate Fund

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Advisers, Inc. Additionally, effective April 30, 2004 and, again on July 3, 2006, the Fund changed its investment objective. Performance shown for the Fund reflects the investment objective of the Fund in effect during the periods shown. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended June 30, 2009): 29.97%
Worst Quarter (ended December 31, 2008): -29.26%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I shares: Inception (3/31/1998)	28.12%	0.49%	11.57%

MSCI World IndexSM	15.83	-1.18	7.51

FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deductions for fees, expenses or taxes)	28.65	1.07	12.08

Lipper VUF Real Estate Funds Classification Average	17.15	5.23	11.55

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund

Joe Rodriguez, Jr.	Portfolio Manager (lead)	2003

Mark Blackburn	Portfolio Manager	2003

James Cowen	Portfolio Manager	2008

Paul Curbo	Portfolio Manager	2007

Darin Turner	Portfolio Manager	2010

Ping-Ying Wang	Portfolio Manager	2006

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return through growth of capital and current income. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers and derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in REITS, depositary receipts and equity securities (including common and preferred stock, and convertible securities) of domestic and foreign issuers.

3        Invesco V.I. Global Real Estate Fund

A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein.

The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These issuers include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short-term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may also invest in debt securities of domestic and foreign issuers (including corporate debt obligations and commercial mortgage-backed securities). The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s +Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging market countries, i.e., those that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller assets bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell 2000® Index ranged from $27 million to $4.7 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell Midcap® Index ranged from $319.4 million to $21.5 billion.

The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 15% of the Fund’s net assets.

The Fund can invest in derivative instruments including forward foreign currency contracts.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as property market cycle analysis, property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions and execute their stated strategic plan, and (iii) attractive valuations relative to peer investment alternatives.

The portfolio managers and investment team focus on equity REITs and real estate operating issuers. Each qualified security in the investment universe is analyzed using fundamental real estate analysis and valuation review to identify securities that appear to have relatively favorable long-term prospects and attractive values. Some of the fundamental real estate factors that are considered include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios. The issuers that are believed to have the most attractive fundamental real estate attributes are then evaluated on the basis of relative value. Some of the valuation factors that are considered include: cash flow consistency and growth, dividend yield, dividend coverage and growth, and cash flow and assets to price multiples.

The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Developed Real Estate Index (the benchmark index). The Fund uses the benchmark index as a guide in structuring the portfolio, but the Fund is not an index fund.

The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by considering the relative liquidity of each security and limiting the size of any one holding.

The portfolio managers will consider selling a security if they conclude (1) its relative valuation has fallen below desired levels, (2) its risk/return profile has changed significantly, (3) its fundamentals have changed, or (4) a more attractive investment opportunity is identified.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the

4        Invesco V.I. Global Real Estate Fund

underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise

5        Invesco V.I. Global Real Estate Fund

as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

Short Sales Risk. If the Fund sells short a security that it does not own and the security increases in value, the Fund will pay a higher price to repurchase the security. The more the Fund pays, the more it will lose on the transaction, which adversely affects its share price. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at 30 Finsbury Square, London EC2A 1AG, United Kingdom. Invesco Asset Management has been managing assets on behalf on consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.75% of Invesco V.I. Global Real Estate Fund’s average daily net assets.

Invesco, not the Fund, pays sub-advisory fees, if any.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
Investment decisions for the Fund are made by the investment management team at Invesco Asset Management. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Joe Rodriguez, Jr., (lead manager), Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1990.

■	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1998.

■	James Cowen, Portfolio Manager, who has been responsible for the Fund since 2008. Mr. Cowen previously managed the Fund from January 2006 to January 2007, and has been a member of Invesco’s Real Estate Team since 2001. Mr. Cowen has been associated with Invesco Asset Management and/or its affiliates since 2001.

6        Invesco V.I. Global Real Estate Fund

■	Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.

■	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2005.

■	Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

7        Invesco V.I. Global Real Estate Fund

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on

8        Invesco V.I. Global Real Estate Fund

each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

FTSE EPRA/NAREIT Developed Real Estate Index is an unmanaged index considered representative of global real estate companies and REITs.

Lipper VUF Real Estate Funds Classification Average represents an average of all of the variable insurance underlying funds in the Lipper Real Estate Funds classification.

MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.

9        Invesco V.I. Global Real Estate Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$12.14	$0.27	$3.14	$3.41	$(0.08)	$—	$(0.08)	$15.47	28.12%	$176,933	1.14	%(d)	1.14	%(d)	1.94	%(d)	51%
Year ended 12/31/11	13.58	0.24	(1.16)	(0.92)	(0.52)	—	(0.52)	12.14	(6.51)	134,254	1.14		1.14		1.77		47
Year ended 12/31/10	12.14	0.35	1.74	2.09	(0.65)	—	(0.65)	13.58	17.51	131,462	1.20		1.20		2.82		87
Year ended 12/31/09	9.23	0.26	2.65	2.91	—	—	—	12.14	31.53	128,224	1.26		1.26		2.59		72
Year ended 12/31/08	21.88	0.44	(10.35)	(9.91)	(1.08)	(1.66)	(2.74)	9.23	(44.65)	82,582	1.17		1.17		2.51		62

Series II
Year ended 12/31/12	11.87	0.23	3.07	3.30	(0.06)	—	(0.06)	15.11	27.85	124,219	1.39	(d)	1.39	(d)	1.69	(d)	51
Year ended 12/31/11	13.31	0.20	(1.13)	(0.93)	(0.51)	—	(0.51)	11.87	(6.73)	62,349	1.39		1.39		1.52		47
Year ended 12/31/10	11.93	0.32	1.70	2.02	(0.64)	—	(0.64)	13.31	17.24	34,014	1.45		1.45		2.57		87
Year ended 12/31/09	9.10	0.24	2.59	2.83	—	—	—	11.93	31.10	11,786	1.45		1.51		2.40		72
Year ended 12/31/08	21.66	0.36	(10.19)	(9.83)	(1.07)	(1.66)	(2.73)	9.10	(44.72)	4,203	1.42		1.42		2.26		62

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $156,409 and $91,353 for Series I and Series II shares, respectively.

10        Invesco V.I. Global Real Estate Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.86%	7.87%	12.03%	16.36%	20.85%	25.51%	30.36%	35.39%	40.62%	46.04%
End of Year Balance	$10,386.00	$10,786.90	$11,203.27	$11,635.72	$12,084.86	$12,551.33	$13,035.82	$13,539.00	$14,061.60	$14,604.38
Estimated Annual Expenses	$116.20	$120.69	$125.34	$130.18	$135.21	$140.43	$145.85	$151.48	$157.32	$163.40

1 Your actual expenses may be higher or lower than those shown.

11        Invesco V.I. Global Real Estate Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Global Real Estate Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VIGRE-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Global Real Estate Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Global Real Estate Fund’s investment objective is total return through growth of capital and current income.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	6
The Adviser(s)	6
Adviser Compensation	6
Portfolio Managers	6

Other Information	7
Purchase and Redemption of Shares	7
Excessive Short-Term Trading Activity Disclosure	7
Pricing of Shares	8
Taxes	9
Dividends and Distributions	9
Share Classes	9
Distribution Plan	9
Payments to Insurance Companies	9

Benchmark Descriptions	9

Financial Highlights	10

Hypothetical Investment and Expense Information	11

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Global Real Estate Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is total return through growth of capital and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II shares

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.39

Total Annual Fund Operating Expenses[1]	1.39

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$142	$440	$761	$1,669

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers and derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in real estate investments trusts (REITS), depositary receipts and equity securities (including common and preferred stock, and convertible securities) of domestic and foreign issuers.

The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These issuers include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short-term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may also invest in debt securities of domestic and foreign issuers (including corporate debt obligations and commercial mortgage-backed securities). The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging market countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller assets bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.

The Fund may engage in short sales of securities. The Fund may engage in short sales with respect to securities it owns or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 15% of the Fund’s net assets.

The Fund can invest in derivative instruments including forward foreign currency contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as property market cycle analysis, property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions and execute their stated strategic plan, and (iii) attractive valuations relative to peer investment alternatives.

The portfolio managers and investment team focus on equity REITs and real estate operating issuers. Each qualified security in the investment universe is analyzed using fundamental real estate analysis and valuation review to identify securities that appear to have relatively favorable long-term prospects and attractive values. Some of the fundamental real estate factors that are considered include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed

1        Invesco V.I. Global Real Estate Fund

charge coverage ratios. The issuers that are believed to have the most attractive fundamental real estate attributes are then evaluated on the basis of relative value. Some of the valuation factors that are considered include: cash flow consistency and growth, dividend yield, dividend coverage and growth, and cash flow and assets to price multiples.

The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Developed Real Estate Index (the benchmark index). The Fund uses the benchmark index as a guide in structuring the portfolio, but the Fund is not an index fund.

The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by considering the relative liquidity of each security and limiting the size of any one holding.

The portfolio managers will consider selling a security if they conclude (1) its relative valuation has fallen below desired levels, (2) its risk/return profile has changed significantly, (3) its fundamentals have changed, or (4) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

2        Invesco V.I. Global Real Estate Fund

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. Series II shares performance shown prior to the inception date is that of Series I shares adjusted to reflect the Rule 12b-1 fees applicable to Series II shares. Series II shares performance shown for 2004 is the blended return of Series II shares since their inception and restated performance of Series I shares adjusted to reflect the Rule 12b-1 fees applicable to Series II shares. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Advisers, Inc. Additionally, effective April 30, 2004 and, again on July 3, 2006, the Fund changes its investment objective. Performance shown for the Fund reflects the investment objective of the Fund in effect during the periods shown. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended June 30, 2009): 29.74%
Worst Quarter (ended December 31, 2008): -29.23%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II shares[1]: Inception (4/30/2004)	27.85%	0.26%	11.32%

MSCI World IndexSM	15.83	-1.18	7.51

FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deductions for fees, expenses or taxes)	28.65	1.07	12.08

Lipper VUF Real Estate Funds Classification Average	17.15	5.23	11.55

1	Series II shares’ performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares’ performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Series I shares is March 31, 1998.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund

Joe Rodriguez, Jr.	Portfolio Manager (lead)	2003

Mark Blackburn	Portfolio Manager	2003

James Cowen	Portfolio Manager	2008

Paul Curbo	Portfolio Manager	2007

Darin Turner	Portfolio Manager	2010

Ping-Ying Wang	Portfolio Manager	2006

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return through growth of capital and current income. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of real estate and real estate-related issuers and derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in REITS, depositary receipts and equity securities

3        Invesco V.I. Global Real Estate Fund

(including common and preferred stock, and convertible securities) of domestic and foreign issuers.

A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein.

The Fund considers an issuer to be a real estate or real estate-related issuer if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. These issuers include (i) REITs or other real estate operating companies that (a) own property, (b) make or invest in short-term construction and development mortgage loans, or (c) invest in long-term mortgages or mortgage pools, and (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund may also invest in debt securities of domestic and foreign issuers (including corporate debt obligations and commercial mortgage-backed securities). The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly known as “junk bonds”) of real estate and real estate-related issuers. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s +Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries, including the U.S. The Fund may invest up to 20% of its net assets in securities of issuers located in emerging market countries, i.e., those that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

The Fund may invest in securities of issuers of all capitalization sizes. Real estate companies tend to have smaller assets bases compared with other market sectors, therefore, the Fund may hold a significant amount of securities of small- and mid-capitalization issuers.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell 2000® Index ranged from $27 million to $4.7 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell Midcap® Index ranged from $319.4 million to $21.5 billion.

The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns. The Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 15% of the Fund’s net assets.

The Fund can invest in derivative instruments including forward foreign currency contracts.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward foreign currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as property market cycle analysis, property evaluation and management and structure review to identify securities with characteristics including (i) quality underlying properties, (ii) solid management teams with the ability to effectively manage capital structure decisions and execute their stated strategic plan, and (iii) attractive valuations relative to peer investment alternatives.

The portfolio managers and investment team focus on equity REITs and real estate operating issuers. Each qualified security in the investment universe is analyzed using fundamental real estate analysis and valuation review to identify securities that appear to have relatively favorable long-term prospects and attractive values. Some of the fundamental real estate factors that are considered include: forecasted occupancy and rental rates of the various property markets in which a firm may operate, property locations, physical attributes, management depth and skill, insider ownership, overall debt levels, percentage of variable rate financing and fixed charge coverage ratios. The issuers that are believed to have the most attractive fundamental real estate attributes are then evaluated on the basis of relative value. Some of the valuation factors that are considered include: cash flow consistency and growth, dividend yield, dividend coverage and growth, and cash flow and assets to price multiples.

The portfolio managers seek to construct a portfolio with risk characteristics similar to the FTSE EPRA/NAREIT Developed Real Estate Index (the benchmark index). The Fund uses the benchmark index as a guide in structuring the portfolio, but the Fund is not an index fund.

The portfolio managers seek to limit risk through various controls, such as diversifying the portfolio property types and geographic areas as well as by considering the relative liquidity of each security and limiting the size of any one holding.

The portfolio managers will consider selling a security if they conclude (1) its relative valuation has fallen below desired levels, (2) its risk/return profile has changed significantly, (3) its fundamentals have changed, or (4) a more attractive investment opportunity is identified.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The

4        Invesco V.I. Global Real Estate Fund

values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

5        Invesco V.I. Global Real Estate Fund

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

Short Sales Risk. If the Fund sells short a security that it does not own and the security increases in value, the Fund will pay a higher price to repurchase the security. The more the Fund pays, the more it will lose on the transaction, which adversely affects its share price. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at 30 Finsbury Square, London EC2A 1AG, United Kingdom. Invesco Asset Management has been managing assets on behalf on consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.75% of Invesco V.I. Global Real Estate Fund’s average daily net assets.

Invesco, not the Fund, pays sub-advisory fees, if any.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
Investment decisions for the Fund are made by the investment management team at Invesco Asset Management. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Joe Rodriguez, Jr., (lead manager), Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1990.

■	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1998.

■	James Cowen, Portfolio Manager, who has been responsible for the Fund since 2008. Mr. Cowen previously managed the Fund from January 2006 to January 2007, and has been a member of Invesco’s

6        Invesco V.I. Global Real Estate Fund

Real Estate Team since 2001. Mr. Cowen has been associated with Invesco Asset Management and/or its affiliates since 2001.

■	Paul Curbo, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 1998.

■	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2005.

■	Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 1998.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

7        Invesco V.I. Global Real Estate Fund

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your

8        Invesco V.I. Global Real Estate Fund

variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

FTSE EPRA/NAREIT Developed Real Estate Index is an unmanaged index considered representative of global real estate companies and REITs.

Lipper VUF Real Estate Funds Classification Average represents an average of all of the variable insurance underlying funds in the Lipper Real Estate Funds classification.

MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.

9        Invesco V.I. Global Real Estate Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$12.14	$0.27	$3.14	$3.41	$(0.08)	$—	$(0.08)	$15.47	28.12%	$176,933	1.14	%(d)	1.14	%(d)	1.94	%(d)	51%
Year ended 12/31/11	13.58	0.24	(1.16)	(0.92)	(0.52)	—	(0.52)	12.14	(6.51)	134,254	1.14		1.14		1.77		47
Year ended 12/31/10	12.14	0.35	1.74	2.09	(0.65)	—	(0.65)	13.58	17.51	131,462	1.20		1.20		2.82		87
Year ended 12/31/09	9.23	0.26	2.65	2.91	—	—	—	12.14	31.53	128,224	1.26		1.26		2.59		72
Year ended 12/31/08	21.88	0.44	(10.35)	(9.91)	(1.08)	(1.66)	(2.74)	9.23	(44.65)	82,582	1.17		1.17		2.51		62

Series II
Year ended 12/31/12	11.87	0.23	3.07	3.30	(0.06)	—	(0.06)	15.11	27.85	124,219	1.39	(d)	1.39	(d)	1.69	(d)	51
Year ended 12/31/11	13.31	0.20	(1.13)	(0.93)	(0.51)	—	(0.51)	11.87	(6.73)	62,349	1.39		1.39		1.52		47
Year ended 12/31/10	11.93	0.32	1.70	2.02	(0.64)	—	(0.64)	13.31	17.24	34,014	1.45		1.45		2.57		87
Year ended 12/31/09	9.10	0.24	2.59	2.83	—	—	—	11.93	31.10	11,786	1.45		1.51		2.40		72
Year ended 12/31/08	21.66	0.36	(10.19)	(9.83)	(1.07)	(1.66)	(2.73)	9.10	(44.72)	4,203	1.42		1.42		2.26		62

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $156,409 and $91,353 for Series I and Series II shares, respectively.

10        Invesco V.I. Global Real Estate Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%	1.39%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.61%	7.35%	11.23%	15.24%	19.40%	23.71%	28.18%	32.80%	37.60%	42.57%
End of Year Balance	$10,361.00	$10,735.03	$11,122.57	$11,524.09	$11,940.11	$12,371.15	$12,817.75	$13,280.47	$13,759.89	$14,256.63
Estimated Annual Expenses	$141.51	$146.62	$151.91	$157.39	$163.08	$168.96	$175.06	$181.38	$187.93	$194.71

1 Your actual expenses may be higher or lower than those shown.

11        Invesco V.I. Global Real Estate Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Global Real Estate Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VIGRE-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Government Securities Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Government Securities Fund’s investment objective is total return, comprised of current income and capital appreciation.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	6
Purchase and Redemption of Shares	6
Excessive Short-Term Trading Activity Disclosure	6
Pricing of Shares	7
Taxes	7
Dividends and Distributions	8
Share Classes	8
Payments to Insurance Companies	8

Benchmark Descriptions	8

Financial Highlights	9

Hypothetical Investment and Expense Information	10

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Government Securities Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I shares

Management Fees	0.46%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.30

Total Annual Fund Operating Expenses[1]	0.76

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.50% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$78	$243	$422	$942

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. government, its agencies, instrumentalities or sponsored corporations (each, a “Federal Agency”), and in derivatives and other instruments that have economic characteristics similar to such securities. These securities include: (1) direct obligations of the U.S. Treasury, including bills, notes and bonds, and (2) obligations issued or guaranteed by Federal Agencies and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the Federal Agency. The Fund primarily invests in fixed income securities of the following types: callable bonds that can be redeemed by the issuer prior to their stated maturity; bullet-maturity debt bonds with a stated maturity date; mortgage-backed securities (MBS) consisting of interests in underlying mortgages with maturities of up to thirty years; and U.S. Treasury and Federal Agency holdings.

The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.

The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis.

The Fund can invest in derivative instruments including futures contracts.

The Fund can use futures contracts, including interest rate futures contracts, to increase or reduce exposure to changes in interest rates. The Fund can also use futures contracts, including Treasury futures contracts, to gain exposure to the U.S. Treasury and Federal Agency MBS markets while deploying Fund assets in other securities.

The portfolio managers utilize the Barclays US Government Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as duration, the shape of the U.S. Treasury yield curve, Federal Agency exposure, Federal Agency MBS exposure, and Treasury Inflation-Protected Security (TIPS) exposure relative to this index. The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha (return on investments in excess of the Barclays US Government Index).

The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialists in positioning the Fund to generate alpha.

The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Specialist investment professionals employ both top down and bottom-up analysis in determining larger or smaller exposure to specific risk factors. In general, these specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

1        Invesco V.I. Government Securities Fund

Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and 10 years.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return.

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.

Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

2        Invesco V.I. Government Securities Fund

Annual Total Returns

Best Quarter (ended December 31, 2008): 7.41%
Worst Quarter (ended June 30, 2009): -2.07%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I shares: Inception (5/5/1993)	2.47%	5.53%	4.27%

Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	4.21	5.95	5.18

Barclays U.S. Government Index (reflects no deductions for fees, expenses or taxes)	2.02	5.23	4.66

Lipper VUF General U.S. Government Funds Index	3.42	5.50	4.57

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Clint Dudley	Portfolio Manager	2009

Brian Schneider	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. government, its agencies, instrumentalities or sponsored corporations (each, a “Federal Agency”), and in derivatives and other instruments that have economic characteristics similar to such securities. These securities include: (1) direct obligations of the U.S. Treasury, including bills, notes and bonds, and (2) obligations issued or guaranteed by Federal Agencies and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the Federal Agency. The Fund primarily invests in fixed income securities of the following types: callable bonds that can be redeemed by the issuer prior to their stated maturity; bullet-maturity debt bonds with a stated maturity date; MBS consisting of interests in underlying mortgages with maturities of up to thirty years; and U.S. Treasury and Federal Agency holdings.

The Fund may purchase mortgage-backed and asset-backed securities such as CMOs, CLOs and CDOs. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Payment-in-kind securities are debt securities that pay interest through the issuance of additional securities.

The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues on such securities until the date the Fund actually takes delivery of the securities. The Fund may also engage in TBA transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount at the time the TBA is entered into.

The Fund can invest in derivative instruments including futures contracts.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including interest rate futures contracts, to increase or reduce exposure to changes in interest rates. The Fund can also use futures contracts, including Treasury futures contracts, to gain exposure to the U.S. Treasury and Federal Agency MBS markets while deploying Fund assets in other securities.

The portfolio managers utilize the Barclays US Government Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as duration, the shape of the U.S. Treasury yield curve, Federal Agency exposure, Federal Agency MBS exposure, and TIPS exposure relative to this index. The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha (return on investments in excess of the Barclays US Government Index). Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialists in positioning the Fund to generate alpha.

3        Invesco V.I. Government Securities Fund

The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Specialist investment professionals employ both top down and bottom-up analysis in determining larger or smaller exposure to specific risk factors. In general, these specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and 10 years.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may lower the Fund’s actual return. Frequent trading also may increase short term gains and losses.

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser

4        Invesco V.I. Government Securities Fund

elects not to do so due to availability, cost, market conditions or other factors.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.

Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.35% of Invesco V.I. Government Securities Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Clint Dudley, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.

■	Brian Schneider, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1987.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

5        Invesco V.I. Government Securities Fund

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

6        Invesco V.I. Government Securities Fund

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

7        Invesco V.I. Government Securities Fund

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.

Barclays U.S. Government Index is an unmanaged index considered representative of fixed-income obligations issued by the U.S. Treasury, government agencies and quasi-federal corporations.

Lipper VUF General U.S. Government Funds Index is an unmanaged index considered representative of general U.S. government variable insurance underlying funds tracked by Lipper.

8        Invesco V.I. Government Securities Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	Return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$12.49	$0.19	$0.12	$0.31	$(0.40)	$—	$(0.40)	$12.40	2.47%	$873,212	0.65	%(d)	0.76	%(d)	1.49	%(d)	118%
Year ended 12/31/11	12.00	0.25	0.67	0.92	(0.43)	—	(0.43)	12.49	7.91	970,029	0.63		0.75		2.03		85
Year ended 12/31/10	11.95	0.24	0.41	0.65	(0.60)	—	(0.60)	12.00	5.40	1,072,405	0.73		0.75		1.98		61
Year ended 12/31/09	13.05	0.45	(0.43)	0.02	(0.65)	(0.47)	(1.12)	11.95	(0.01)	1,192,967	0.73		0.75		3.47		55
Year ended 12/31/08	12.06	0.50	0.96	1.46	(0.47)	—	(0.47)	13.05	12.22	1,591,799	0.73		0.76		3.96		109

Series II
Year ended 12/31/12	12.39	0.16	0.12	0.28	(0.38)	—	(0.38)	12.29	2.22	261,083	0.90	(d)	1.01	(d)	1.24	(d)	118
Year ended 12/31/11	11.92	0.21	0.67	0.88	(0.41)	—	(0.41)	12.39	7.63	295,318	0.88		1.00		1.78		85
Year ended 12/31/10	11.88	0.22	0.40	0.62	(0.58)	—	(0.58)	11.92	5.10	24,074	0.98		1.00		1.73		61
Year ended 12/31/09	12.97	0.41	(0.43)	(0.02)	(0.60)	(0.47)	(1.07)	11.88	(0.26)	14,462	0.98		1.00		3.22		55
Year ended 12/31/08	11.99	0.46	0.97	1.43	(0.45)	—	(0.45)	12.97	11.98	20,362	0.98		1.01		3.71		109

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $309,171,077 and sold of $25,033,352 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. Government Fund into the Fund.
(d)	Ratios are based on average daily net assets (000’s) of $929,411 and $274,915 for Series I and Series II shares, respectively.

9        Invesco V.I. Government Securities Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and

■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.24%	8.66%	13.27%	18.07%	23.08%	28.29%	33.73%	39.40%	45.31%	51.48%
End of Year Balance	$10,424.00	$10,865.98	$11,326.70	$11,806.95	$12,307.56	$12,829.40	$13,373.37	$13,940.40	$14,531.47	$15,147.61
Estimated Annual Expenses	$77.61	$80.90	$84.33	$87.91	$91.64	$95.52	$99.57	$103.79	$108.19	$112.78

1 Your actual expenses may be higher or lower than those shown.

10        Invesco V.I. Government Securities Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Government Securities Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VIGOV-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Government Securities Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Government Securities Fund’s investment objective is total return, comprised of current income and capital appreciation.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	6
Purchase and Redemption of Shares	6
Excessive Short-Term Trading Activity Disclosure	6
Pricing of Shares	7
Taxes	7
Dividends and Distributions	8
Share Classes	8
Distribution Plan	8
Payments to Insurance Companies	8

Benchmark Descriptions	8

Financial Highlights	9

Hypothetical Investment and Expense Information	10

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Government Securities Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II shares

Management Fees	0.46%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.30

Total Annual Fund Operating Expenses[1]	1.01

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$103	$322	$558	$1,236

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. government, its agencies, instrumentalities or sponsored corporations (each, a “Federal Agency”), and in derivatives and other instruments that have economic characteristics similar to such securities. These securities include: (1) direct obligations of the U.S. Treasury, including bills, notes and bonds, and (2) obligations issued or guaranteed by Federal Agencies and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the Federal Agency. The Fund primarily invests in fixed income securities of the following types: callable bonds that can be redeemed by the issuer prior to their stated maturity; bullet-maturity debt bonds with a stated maturity date; mortgage-backed securities (MBS) consisting of interests in underlying mortgages with maturities of up to thirty years; and U.S. Treasury and Federal Agency holdings.

The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.

The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis.

The Fund can invest in derivative instruments including futures contracts.

The Fund can use futures contracts, including interest rate futures contracts, to increase or reduce exposure to changes in interest rates. The Fund can also use futures contracts, including Treasury futures contracts, to gain exposure to the U.S. Treasury and Federal Agency MBS markets while deploying Fund assets in other securities.

The portfolio managers utilize the Barclays US Government Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as duration, the shape of the U.S. Treasury yield curve, Federal Agency exposure, Federal Agency MBS exposure, and Treasury Inflation-Protected Security (TIPS) exposure relative to this index. The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha (return on investments in excess of the Barclays US Government Index).

The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialists in positioning the Fund to generate alpha.

The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Specialist investment professionals employ both top down and bottom-up analysis in determining larger or smaller exposure to specific risk factors. In general, these specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

1        Invesco V.I. Government Securities Fund

Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and 10 years.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return.

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.

Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

2        Invesco V.I. Government Securities Fund

Annual Total Returns

Best Quarter (ended December 31, 2008): 7.33%
Worst Quarter (ended June 30, 2009): -2.08%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II shares: Inception (9/19/2001)	2.22%	5.25%	4.01%

Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	4.21	5.95	5.18

Barclays U.S. Government Index (reflects no deductions for fees, expenses or taxes)	2.02	5.23	4.66

Lipper VUF General U.S. Government Funds Index	3.42	5.50	4.57

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Clint Dudley	Portfolio Manager	2009

Brian Schneider	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. government, its agencies, instrumentalities or sponsored corporations (each, a “Federal Agency”), and in derivatives and other instruments that have economic characteristics similar to such securities. These securities include: (1) direct obligations of the U.S. Treasury, including bills, notes and bonds, and (2) obligations issued or guaranteed by Federal Agencies and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the Federal Agency. The Fund primarily invests in fixed income securities of the following types: callable bonds that can be redeemed by the issuer prior to their stated maturity; bullet-maturity debt bonds with a stated maturity date; MBS consisting of interests in underlying mortgages with maturities of up to thirty years; and U.S. Treasury and Federal Agency holdings.

The Fund may purchase mortgage-backed and asset-backed securities such as CMOs, CLOs and CDOs. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Payment-in-kind securities are debt securities that pay interest through the issuance of additional securities.

The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues on such securities until the date the Fund actually takes delivery of the securities. The Fund may also engage in TBA transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount at the time the TBA is entered into.

The Fund can invest in derivative instruments including futures contracts.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including interest rate futures contracts, to increase or reduce exposure to changes in interest rates. The Fund can also use futures contracts, including Treasury futures contracts, to gain exposure to the U.S. Treasury and Federal Agency MBS markets while deploying Fund assets in other securities.

The portfolio managers utilize the Barclays US Government Index as a reference in structuring the portfolio. The portfolio managers decide on appropriate risk factors such as duration, the shape of the U.S. Treasury yield curve, Federal Agency exposure, Federal Agency MBS exposure, and TIPS exposure relative to this index. The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha (return on investments in excess of the Barclays US Government Index). Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialists in positioning the Fund to generate alpha.

3        Invesco V.I. Government Securities Fund

The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Specialist investment professionals employ both top down and bottom-up analysis in determining larger or smaller exposure to specific risk factors. In general, these specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities. The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes.

Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and 10 years.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Active Trading Risk. Frequent trading of portfolio securities results in increased costs and may lower the Fund’s actual return. Frequent trading also may increase short term gains and losses.

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser

4        Invesco V.I. Government Securities Fund

elects not to do so due to availability, cost, market conditions or other factors.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

TBA Transactions Risk. TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the Fund to further losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, the Fund will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

When-Issued and Delayed Delivery Risks. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.

Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.35% of Invesco V.I. Government Securities Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Clint Dudley, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1998.

■	Brian Schneider, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1987.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

5        Invesco V.I. Government Securities Fund

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

6        Invesco V.I. Government Securities Fund

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

7        Invesco V.I. Government Securities Fund

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.

Barclays U.S. Government Index is an unmanaged index considered representative of fixed-income obligations issued by the U.S. Treasury, government agencies and quasi-federal corporations.

Lipper VUF General U.S. Government Funds Index is an unmanaged index considered representative of general U.S. government variable insurance underlying funds tracked by Lipper.

8        Invesco V.I. Government Securities Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	Return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$12.49	$0.19	$0.12	$0.31	$(0.40)	$—	$(0.40)	$12.40	2.47%	$873,212	0.65	%(d)	0.76	%(d)	1.49	%(d)	118%
Year ended 12/31/11	12.00	0.25	0.67	0.92	(0.43)	—	(0.43)	12.49	7.91	970,029	0.63		0.75		2.03		85
Year ended 12/31/10	11.95	0.24	0.41	0.65	(0.60)	—	(0.60)	12.00	5.40	1,072,405	0.73		0.75		1.98		61
Year ended 12/31/09	13.05	0.45	(0.43)	0.02	(0.65)	(0.47)	(1.12)	11.95	(0.01)	1,192,967	0.73		0.75		3.47		55
Year ended 12/31/08	12.06	0.50	0.96	1.46	(0.47)	—	(0.47)	13.05	12.22	1,591,799	0.73		0.76		3.96		109

Series II
Year ended 12/31/12	12.39	0.16	0.12	0.28	(0.38)	—	(0.38)	12.29	2.22	261,083	0.90	(d)	1.01	(d)	1.24	(d)	118
Year ended 12/31/11	11.92	0.21	0.67	0.88	(0.41)	—	(0.41)	12.39	7.63	295,318	0.88		1.00		1.78		85
Year ended 12/31/10	11.88	0.22	0.40	0.62	(0.58)	—	(0.58)	11.92	5.10	24,074	0.98		1.00		1.73		61
Year ended 12/31/09	12.97	0.41	(0.43)	(0.02)	(0.60)	(0.47)	(1.07)	11.88	(0.26)	14,462	0.98		1.00		3.22		55
Year ended 12/31/08	11.99	0.46	0.97	1.43	(0.45)	—	(0.45)	12.97	11.98	20,362	0.98		1.01		3.71		109

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $309,171,077 and sold of $25,033,352 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. Government Fund into the Fund.
(d)	Ratios are based on average daily net assets (000’s) of $929,411 and $274,915 for Series I and Series II shares, respectively.

9        Invesco V.I. Government Securities Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and

■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.99%	8.14%	12.45%	16.94%	21.61%	26.46%	31.50%	36.75%	42.21%	47.88%
End of Year Balance	$10,399.00	$10,813.92	$11,245.40	$11,694.09	$12,160.68	$12,645.89	$13,150.46	$13,675.17	$14,220.81	$14,788.22
Estimated Annual Expenses	$103.01	$107.13	$111.40	$115.84	$120.47	$125.27	$130.27	$135.47	$140.87	$146.50

1 Your actual expenses may be higher or lower than those shown.

10        Invesco V.I. Government Securities Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Government Securities Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VIGOV-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Growth and Income Fund
(formerly known as Invesco Van Kampen V.I. Growth and Income Fund)

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Growth and Income Fund’s investment objective is to seek long-term growth of capital and income.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	4
The Adviser(s)	4
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	7
Payments to Insurance Companies	7

Benchmark Descriptions	8

Financial Highlights	9

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Growth and Income Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek long-term growth of capital and income.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I shares

Management Fees	0.56%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.28

Total Annual Fund Operating Expenses	0.84

Fee Waiver and/or Expense Reimbursement[1]	0.06

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.78

1	The Adviser has contractually agreed, through at least April 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 0.78% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$80	$262	$460	$1,032

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, which include common stocks and convertible securities.

The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund may invest up to 15% of its net assets in REITs.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts.

The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index), to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. In selecting securities for the Fund, the Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.

The Fund may dispose of a security whenever, in the opinion of the Adviser, the security reaches the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts

1        Invesco V.I. Growth and Income Fund

or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Life Investment Trust Growth and Income Portfolio’s (the predecessor fund) performance to that of a style specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund and a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class I shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. The predecessor fund was reorganized into Series I shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns

Best Quarter (ended September 30, 2009): 21.57%
Worst Quarter (ended December 31, 2008): -19.74%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I: Inception (12/23/96)	14.63%	1.33%	7.47%

Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	17.51	0.59	7.38

Lipper VUF Large-Cap Value Funds Index	15.92	0.33	6.48

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Length of Service
Portfolio Managers	Title	on the Fund

Thomas Bastian	Portfolio Manager (lead)	2010 (predecessor fund 2003)

Mark Laskin	Portfolio Manager	2010 (predecessor fund 2007)

Mary Jayne Maly	Portfolio Manager	2010 (predecessor fund 2008)

Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)

James Roeder	Portfolio Manager	2010 (predecessor fund 1999)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing

2        Invesco V.I. Growth and Income Fund

the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to seek long-term growth of capital and income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, which include common stocks and convertible securities.

The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month As of December 31, 2012, the capitalization of companies in the Russell 1000® Index ranged from $319.4 million to $498.9 billion.

The Fund may invest up to 15% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

An option is a derivative financial instrument that represents a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index), to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. In selecting securities for the Fund, the Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.

The Fund may dispose of a security whenever, in the opinion of the Adviser, the security reaches the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.

In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other

3        Invesco V.I. Growth and Income Fund

investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.
■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in implicit leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with implicit leverage.
■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.
■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.
■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.
■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

4        Invesco V.I. Growth and Income Fund

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.39% of Invesco V.I. Growth and Income Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Thomas Bastian, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Bastian served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Bastian was associated with Van Kampen Asset Management in an investment management capacity (2003 to 2010).

■	Mark Laskin, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Laskin served as Portfolio Manager of the predecessor fund since 2007. Prior to commencement of operations by the Fund, Mr. Laskin was associated with Van Kampen Asset Management in an investment management capacity (2000 to 2010).

■	Mary Jayne Maly, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mrs. Maly served as Portfolio Manager of the predecessor fund since 2008. Prior to commencement of operations by the Fund, Ms. Maly was associated with Van Kampen Asset Management in an investment management capacity (1992 to 2010).

■	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Marcheli was associated with Van Kampen Asset Management in an investment management capacity (2002 to 2010).

■	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Roeder served as Portfolio Manager of the predecessor fund since 1999. Prior to commencement of operations by the Fund, Mr. Roeder was associated with Van Kampen Asset Management in an investment management capacity (1999 to 2010).

Mr. Marcheli manages the cash position in the Fund, submits trades and aids in providing research.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of

5        Invesco V.I. Growth and Income Fund

variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the

6        Invesco V.I. Growth and Income Fund

principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded.

Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund

7        Invesco V.I. Growth and Income Fund

reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

8        Invesco V.I. Growth and Income Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds financial statements, are included in the Funds annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses)									to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return		(000’s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I(c)
Year ended 12/31/12	$17.77	$0.33	$2.27	$2.60	$(0.30)	$—	$(0.30)	$20.07	14.63	%(d)	$139,947	0.66	%(e)	0.84	%(e)	1.72	%(e)	31%
Year ended 12/31/11	18.40	0.30	(0.70)	(0.40)	(0.23)	—	(0.23)	17.77	(2.01	)(d)	156,617	0.61		0.84		1.65		28
Year ended 12/31/10	16.37	0.24	1.81	2.05	(0.02)	—	(0.02)	18.40	12.51	(d)	154,488	0.61		0.74		1.42		30
Year ended 12/31/09	13.74	0.24	2.98	3.22	(0.59)	—	(0.59)	16.37	24.37		153,653	0.62		—		1.72		55
Year ended 12/31/08	21.36	0.36	(6.95)	(6.59)	(0.38)	(0.65)	(1.03)	13.74	(32.03)		146,013	0.61		—		2.06		50

Series II(c)
Year ended 12/31/12	17.74	0.28	2.27	2.55	(0.26)	—	(0.26)	20.03	14.35	(d)	1,946,286	0.91	(e)	1.09	(e)	1.47	(e)	31
Year ended 12/31/11	18.37	0.25	(0.69)	(0.44)	(0.19)	—	(0.19)	17.74	(2.26	)(d)	1,724,830	0.86		1.09		1.40		28
Year ended 12/31/10	16.39	0.20	1.80	2.00	(0.02)	—	(0.02)	18.37	12.19	(d)	1,725,378	0.86		0.99		1.17		30
Year ended 12/31/09	13.71	0.20	2.99	3.19	(0.51)	—	(0.51)	16.39	24.11	(f)	1,514,691	0.87		—		1.45		55
Year ended 12/31/08	21.31	0.32	(6.94)	(6.62)	(0.33)	(0.65)	(0.98)	13.71	(32.21	)(f)	1,236,160	0.86		—		1.82		50

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	On June 1, 2010, the Class I and Class II shares or the predecessor fund were reorganized into Series I and Series II shares, respectively of the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e)	Ratios are based on average daily net assets (000’s omitted) of $144,665 and $1,871,352 for Series I and Series II shares, respectively.
(f)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

9        Invesco V.I. Growth and Income Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or if you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Growth and Income Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VIGRI-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Growth and Income Fund
(formerly known as Invesco Van Kampen V.I. Growth and Income Fund)

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Growth and Income Fund’s investment objective is to seek long-term growth of capital and income.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	7
Distribution Plan	7
Payments to Insurance Companies	7

Benchmark Descriptions	8

Financial Highlights	9

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Growth and Income Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek long-term growth of capital and income.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.56%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.28

Total Annual Fund Operating Expenses	1.09

Fee Waiver and/or Expense Reimbursement[1]	0.06

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03

1	The Adviser has contractually agreed, through at least April 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$105	$341	$595	$1,323

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, which include common stocks and convertible securities.

The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund may invest up to 15% of its net assets in REITs.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts.

The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index), to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. In selecting securities for the Fund, the Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.

The Fund may dispose of a security whenever, in the opinion of the Adviser, the security reaches the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risk of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts

1        Invesco V.I. Growth and Income Fund

or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real-estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Life Investment Trust Growth and Income Portfolio’s (the predecessor fund) performance to that of a style specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund and a broad-based securities market benchmark. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class II shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended September 30, 2009): 21.50%
Worst Quarter (ended December 31, 2008): -19.78%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II: Inception (09/18/00)	14.35%	1.08%	7.21%

Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)	17.51	0.59	7.38

Lipper VUF Large-Cap Value Funds Index	15.92	0.33	6.48

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Length of Service
Portfolio Managers	Title	on the Fund

Thomas Bastian	Portfolio Manager (lead)	2010 (predecessor fund 2003)

Mark Laskin	Portfolio Manager	2010 (predecessor fund 2007)

Mary Jayne Maly	Portfolio Manager	2010 (predecessor fund 2008)

Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)

James Roeder	Portfolio Manager	2010 (predecessor fund 1999)

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be

2        Invesco V.I. Growth and Income Fund

purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to seek long-term growth of capital and income. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, which include common stocks and convertible securities.

The Fund may invest in securities of issuers of all capitalization sizes; however, a substantial number of the issuers in which the Fund invests are large-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month As of December 31, 2012, the capitalization of companies in the Russell 1000® Index ranged from $319.4 million to $498.9 billion.

The Fund may invest up to 15% of its net assets in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund can invest in derivative instruments including forward foreign currency contracts, futures contracts and options.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts to seek exposure to certain asset classes and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

An option is a derivative financial instrument that represents a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options to seek alpha (return on investments in excess of the Russell 1000® Value Index), to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. In selecting securities for the Fund, the Adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company.

The Fund may dispose of a security whenever, in the opinion of the Adviser, the security reaches the Adviser’s estimate of fair value or when the Adviser identifies a more attractive investment opportunity.

In anticipation of or in response to market, economic, political, or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

3        Invesco V.I. Growth and Income Fund

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.
■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in implicit leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with implicit leverage.
■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.
■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.
■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.
■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short- and long-term. If interest rates drop, your income from the Fund may drop as well.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

4        Invesco V.I. Growth and Income Fund

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.39% of Invesco V.I. Growth and Income Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Thomas Bastian, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Bastian served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Bastian was associated with Van Kampen Asset Management in an investment management capacity (2003 to 2010).

■	Mark Laskin, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Laskin served as Portfolio Manager of the predecessor fund since 2007. Prior to commencement of operations by the Fund, Mr. Laskin was associated with Van Kampen Asset Management in an investment management capacity (2000 to 2010).

■	Mary Jayne Maly, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Ms. Maly served as Portfolio Manager of the predecessor fund since 2008. Prior to commencement of operations by the Fund, Ms. Maly was associated with Van Kampen Asset Management in an investment management capacity (1992 to 2010).

■	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003. Prior to commencement of operations by the Fund, Mr. Marcheli was associated with Van Kampen Asset Management in an investment management capacity (2002 to 2010).

■	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Roeder served as Portfolio Manager of the predecessor fund since 1999. Prior to commencement of operations by the Fund, Mr. Roeder was associated with Van Kampen Asset Management in an investment management capacity (1999 to 2010).

Mr. Marcheli manages the cash position in the Fund, submits trades and aids in providing research.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund

5        Invesco V.I. Growth and Income Fund

shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities

6        Invesco V.I. Growth and Income Fund

end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco Valuation Committee will fair value the security using procedures approved by the Board.

Short-Term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the

7        Invesco V.I. Growth and Income Fund

particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

8        Invesco V.I. Growth and Income Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses)									to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return		(000’s omitted)	absorbed		absorbed		net assets		turnover(b)

Series I(c)
Year ended 12/31/12	$17.77	$0.33	$2.27	$2.60	$(0.30)	$—	$(0.30)	$20.07	14.63	%(d)	$139,947	0.66	%(e)	0.84	%(e)	1.72	%(e)	31%
Year ended 12/31/11	18.40	0.30	(0.70)	(0.40)	(0.23)	—	(0.23)	17.77	(2.01	)(d)	156,617	0.61		0.84		1.65		28
Year ended 12/31/10	16.37	0.24	1.81	2.05	(0.02)	—	(0.02)	18.40	12.51	(d)	154,488	0.61		0.74		1.42		30
Year ended 12/31/09	13.74	0.24	2.98	3.22	(0.59)	—	(0.59)	16.37	24.37		153,653	0.62		—		1.72		55
Year ended 12/31/08	21.36	0.36	(6.95)	(6.59)	(0.38)	(0.65)	(1.03)	13.74	(32.03)		146,013	0.61		—		2.06		50

Series II(c)
Year ended 12/31/12	17.74	0.28	2.27	2.55	(0.26)	—	(0.26)	20.03	14.35	(d)	1,946,286	0.91	(e)	1.09	(e)	1.47	(e)	31
Year ended 12/31/11	18.37	0.25	(0.69)	(0.44)	(0.19)	—	(0.19)	17.74	(2.26	)(d)	1,724,830	0.86		1.09		1.40		28
Year ended 12/31/10	16.39	0.20	1.80	2.00	(0.02)	—	(0.02)	18.37	12.19	(d)	1,725,378	0.86		0.99		1.17		30
Year ended 12/31/09	13.71	0.20	2.99	3.19	(0.51)	—	(0.51)	16.39	24.11	(f)	1,514,691	0.87		—		1.45		55
Year ended 12/31/08	21.31	0.32	(6.94)	(6.62)	(0.33)	(0.65)	(0.98)	13.71	(32.21	)(f)	1,236,160	0.86		—		1.82		50

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	On June 1, 2010, the Class I and Class II shares or the predecessor fund were reorganized into Series I and Series II shares, respectively of the Fund.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(e)	Ratios are based on average daily net assets (000’s omitted) of $144,665 and $1,871,352 for Series I and Series II shares, respectively.
(f)	These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

9        Invesco V.I. Growth and Income Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies the Fund’s of SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Growth and Income Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VIGRI-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. High Yield Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. High Yield Fund’s investment objective is total return, comprised of current income and capital appreciation.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	6
The Adviser(s)	6
Adviser Compensation	6
Portfolio Managers	6

Other Information	6
Purchase and Redemption of Shares	6
Excessive Short-Term Trading Activity Disclosure	6
Pricing of Shares	7
Taxes	8
Dividends and Distributions	8
Share Classes	8
Payments to Insurance Companies	8

Benchmark Descriptions	9

Financial Highlights	10

Hypothetical Investment and Expense Information	11

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. High Yield Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I shares

Management Fees	0.63%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.41

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	1.05

Fee Waiver and/or Expense Reimbursement[1]	0.24

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.81

1	The Adviser has contractually agreed, through at least April 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 0.80% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$83	$310	$556	$1,261

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that are determined to be below investment grade quality and in derivatives and other instruments that have economic characteristics similar to such securities. These types of securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase.

The Fund will principally invest in junk bonds rated B or above by an NRSRO or, if unrated, deemed to be of comparable quality by the portfolio managers.

The Fund may invest in preferred stocks and convertible securities, which are securities that generally pay interest and may be converted into common stock.

The Fund may invest up to 25% of its net assets in foreign securities. In regard to foreign security holdings, up to 15% of the Fund’s net assets may be in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may also invest in securities not considered foreign securities that carry foreign credit exposure.

The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). The Fund may invest up to 15% of its net assets in illiquid or thinly traded securities. The Fund also may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933. The Fund may also purchase municipal securities. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.

The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and swap contracts.

The Fund can use futures contracts, including currency futures contracts, to hedge against adverse movements in the foreign currencies in which portfolio securities denominated.

The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issue. The Fund can further use swap contracts, including credit default index swaps, to hedge credit risk or take a position on a basket of credit entities and to gain or reduce exposure to an asset class or a particular issue.

In selecting securities for the Fund’s portfolio, the Adviser focuses on securities that it believes have favorable prospects for high current income and the possibility of growth of capital. The Adviser conducts a bottom-up fundamental analysis of an issuer before its securities are purchased by the Fund. The fundamental analysis involves an evaluation by a team of credit analysts of an issuer’s financial statements in order to assess its financial condition. The credit analysts also assess the ability of an issuer to reduce its leverage (i.e., the amount of borrowed debt).

1        Invesco V.I. High Yield Fund

The bottom-up fundamental analysis is supplemented by an ongoing review of the securities’ relative value compared with other junk bonds, and a top-down analysis of sector and macro-economic trends, such as changes in interest rates.

The portfolio managers attempt to control the Fund’s risk by limiting the portfolio’s assets that are invested in any one security, and by diversifying the portfolio’s holdings over a number of different industries. Although the Fund is actively managed, it is reviewed regularly against its benchmark index (the Barclays U.S. Corporate High Yield 2% Issuer Cap Index) and its peer group index (the Lipper High Current Yield Bond Funds Index) to assess the portfolio’s relative risk and its positioning.

Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

2        Invesco V.I. High Yield Fund

Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended June 30, 2009): 23.08%
Worst Quarter (ended December 31, 2008): -20.28%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I shares: Inception (5/1/1998)	17.17%	8.81%	9.60%

Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	4.21	5.95	5.18

Barclays U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deductions for fees, expenses or taxes)	15.78	10.45	10.60

Lipper VUF High Current Yield Bond Funds Classification Average	14.09	7.89	8.97

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Darren Hughes	Portfolio Manager	2005

Scott Roberts	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that are determined to be below investment grade quality and in derivatives and other instruments that have economic characteristics similar to such securities. These types of securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase.

The Fund will principally invest in junk bonds rated B or above by an NRSRO or, if unrated, deemed to be of comparable quality by the portfolio managers.

The Fund may invest in preferred stocks and convertible securities, which are securities that generally pay interest and may be converted into common stock.

The Fund may invest up to 25% of its net assets in foreign securities. In regard to foreign security holdings, up to 15% of the Fund’s net assets may be in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may also invest in securities not considered foreign securities that carry foreign credit exposure.

The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). The Fund may invest up to 15% of its net assets in illiquid or thinly traded securities. The Fund also may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933. The Fund may also purchase municipal securities. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Payment-in-kind securities are debt securities that pay interest through the issuance of additional securities.

The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and swap contracts.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

3        Invesco V.I. High Yield Fund

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including currency futures contracts, to hedge against adverse movements in the foreign currencies in which portfolio securities denominated.

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other instruments. The notional amount of a swap is based on the nominal or face amount of a referenced asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issue. The Fund can further use swap contracts, including credit default index swaps, to hedge credit risk or take a position on a basket of credit entities and to gain or reduce exposure to an asset class or a particular issue.

In selecting securities for the Fund’s portfolio, the Adviser focuses on securities that it believes have favorable prospects for high current income and the possibility of growth of capital. The Adviser conducts a bottom-up fundamental analysis of an issuer before its securities are purchased by the Fund. The fundamental analysis involves an evaluation by a team of credit analysts of an issuer’s financial statements in order to assess its financial condition. The credit analysts also assess the ability of an issuer to reduce its leverage (i.e., the amount of borrowed debt).

The bottom-up fundamental analysis is supplemented by an ongoing review of the securities’ relative value compared with other junk bonds, and a top-down analysis of sector and macro-economic trends, such as changes in interest rates.

The portfolio managers attempt to control the Fund’s risk by limiting the portfolio’s assets that are invested in any one security, and by diversifying the portfolio’s holdings over a number of different industries. Although the Fund is actively managed, it is reviewed regularly against its benchmark index (the Barclays U.S. Corporate High Yield 2% Issuer Cap Index) and its peer group index (the Lipper High Current Yield Bond Funds Index) to assess the portfolio’s relative risk and its positioning.

Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market

4        Invesco V.I. High Yield Fund

becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax

5        Invesco V.I. High Yield Fund

exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.37% of Invesco V.I. High Yield Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1992.

■	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage

6        Invesco V.I. High Yield Fund

excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

7        Invesco V.I. High Yield Fund

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance

8        Invesco V.I. High Yield Fund

companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index that covers U.S. corporate, fixed-rate, non-investment grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.

Lipper VUF High Current Yield Bond Funds Classification Average represents an average of all of the variable insurance underlying funds in the Lipper High Current Yield Bond Funds classification.

9        Invesco V.I. High Yield Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of
									Ratio of		expenses
			Net gains						expenses		to average net
			(losses)						to average		assets without		Ratio of net
	Net asset		on securities		Dividends				net assets		fee waivers		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		and/or		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$5.04	$0.33	$0.53	$0.86	$(0.29)	$5.61	17.17%	$93,529	0.79	%(d)	1.04	%(d)	6.10	%(d)	58%
Year ended 12/31/11	5.35	0.35	(0.29)	0.06	(0.37)	5.04	0.96	106,557	0.83		1.06		6.84		71
Year ended 12/31/10	5.22	0.43	0.26	0.69	(0.56)	5.35	13.57	55,803	0.95		1.17		8.04		102
Year ended 12/31/09	3.69	0.47	1.47	1.94	(0.41)	5.22	52.79	60,649	0.95		1.22		10.29		125
Year ended 12/31/08	5.74	0.49	(2.00)	(1.51)	(0.54)	3.69	(25.69)	39,918	0.95		1.22		9.19		85

Series II
Year ended 12/31/12	5.03	0.32	0.52	0.84	(0.28)	5.59	16.96	21,004	1.04	(d)	1.29	(d)	5.85	(d)	58
Year ended 12/31/11	5.35	0.33	(0.29)	0.04	(0.36)	5.03	0.61	5,363	1.08		1.31		6.59		71
Year ended 12/31/10	5.22	0.42	0.26	0.68	(0.55)	5.35	13.27	497	1.20		1.42		7.79		102
Year ended 12/31/09	3.68	0.46	1.48	1.94	(0.40)	5.22	52.77	464	1.20		1.47		10.04		125
Year ended 12/31/08	5.72	0.47	(1.99)	(1.52)	(0.52)	3.68	(26.00)	374	1.20		1.47		8.94		85

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $30,901,742 and sold of $8,109,618 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. High Yield Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $99,345 and $12,772 for Series I and Series II, respectively.

10        Invesco V.I. High Yield Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.81%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.19%	8.31%	12.58%	17.03%	21.65%	26.46%	31.45%	36.65%	42.04%	47.65%
End of Year Balance	$10,419.00	$10,830.55	$11,258.36	$11,703.06	$12,165.33	$12,645.86	$13,145.38	$13,664.62	$14,204.37	$14,765.44
Estimated Annual Expenses	$82.70	$111.56	$115.97	$120.55	$125.31	$130.26	$135.40	$140.75	$146.31	$152.09

1 Your actual expenses may be higher or lower than those shown.

11        Invesco V.I. High Yield Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. High Yield Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VIHYI-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. High Yield Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. High Yield Fund’s investment objective is total return, comprised of current income and capital appreciation.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	6
The Adviser(s)	6
Adviser Compensation	6
Portfolio Managers	6

Other Information	6
Purchase and Redemption of Shares	6
Excessive Short-Term Trading Activity Disclosure	6
Pricing of Shares	7
Taxes	8
Dividends and Distributions	8
Share Classes	8
Distribution Plan	8
Payments to Insurance Companies	8

Benchmark Descriptions	9

Financial Highlights	10

Hypothetical Investment and Expense Information	11

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. High Yield Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II shares

Management Fees	0.63%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.41

Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	1.30

Fee Waiver and/or Expense Reimbursement[1]	0.24

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06

1	The Adviser has contractually agreed, through least April 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.05% of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$108	$388	$690	$1,547

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that are determined to be below investment grade quality and in derivatives and other instruments that have economic characteristics similar to such securities. These types of securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase.

The Fund will principally invest in junk bonds rated B or above by an NRSRO or, if unrated, deemed to be of comparable quality by the portfolio managers.

The Fund may invest in preferred stocks and convertible securities, which are securities that generally pay interest and may be converted into common stock.

The Fund may invest up to 25% of its net assets in foreign securities. In regard to foreign security holdings, up to 15% of the Fund’s net assets may be in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may also invest in securities not considered foreign securities that carry foreign credit exposure.

The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). The Fund may invest up to 15% of its net assets in illiquid or thinly traded securities. The Fund also may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933. The Fund may also purchase municipal securities. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.

The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and swap contracts.

The Fund can use futures contracts, including currency futures contracts, to hedge against adverse movements in the foreign currencies in which portfolio securities denominated.

The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issue. The Fund can further use swap contracts, including credit default index swaps, to hedge credit risk or take a position on a basket of credit entities and to gain or reduce exposure to an asset class or a particular issue.

In selecting securities for the Fund’s portfolio, the Adviser focuses on securities that it believes have favorable prospects for high current income and the possibility of growth of capital. The Adviser conducts a bottom-up fundamental analysis of an issuer before its securities are purchased by the Fund. The fundamental analysis involves an evaluation by a team of credit analysts of an issuer’s financial statements in order to assess its financial condition. The credit analysts also assess the ability of an issuer to reduce its leverage (i.e., the amount of borrowed debt).

1        Invesco V.I. High Yield Fund

The bottom-up fundamental analysis is supplemented by an ongoing review of the securities’ relative value compared with other junk bonds, and a top-down analysis of sector and macro-economic trends, such as changes in interest rates.

The portfolio managers attempt to control the Fund’s risk by limiting the portfolio’s assets that are invested in any one security, and by diversifying the portfolio’s holdings over a number of different industries. Although the Fund is actively managed, it is reviewed regularly against its benchmark index (the Barclays U.S. Corporate High Yield 2% Issuer Cap Index) and its peer group index (the Lipper High Current Yield Bond Funds Index) to assess the portfolio’s relative risk and its positioning.

Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

2        Invesco V.I. High Yield Fund

Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended June 30, 2009): 22.81%
Worst Quarter (ended December 31, 2008): -20.22%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II shares: Inception (3/26/2002)	16.96%	8.54%	9.36%

Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)	4.21	5.95	5.18

Barclays U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deductions for fees, expenses or taxes)	15.78	10.45	10.60

Lipper VUF High Current Yield Bond Funds Classification Average	14.09	7.89	8.97

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Darren Hughes	Portfolio Manager	2005

Scott Roberts	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is total return, comprised of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities that are determined to be below investment grade quality and in derivatives and other instruments that have economic characteristics similar to such securities. These types of securities are commonly referred to as junk bonds. Investment grade securities are: (i) securities rated BBB- or higher by Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase.

The Fund will principally invest in junk bonds rated B or above by an NRSRO or, if unrated, deemed to be of comparable quality by the portfolio managers.

The Fund may invest in preferred stocks and convertible securities, which are securities that generally pay interest and may be converted into common stock.

The Fund may invest up to 25% of its net assets in foreign securities. In regard to foreign security holdings, up to 15% of the Fund’s net assets may be in securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may also invest in securities not considered foreign securities that carry foreign credit exposure.

The Fund may purchase mortgage-backed and asset-backed securities such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). The Fund may invest up to 15% of its net assets in illiquid or thinly traded securities. The Fund also may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933. The Fund may also purchase municipal securities. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities. Zero coupon securities are debt securities that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. Payment-in-kind securities are debt securities that pay interest through the issuance of additional securities.

3        Invesco V.I. High Yield Fund

The Fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and swap contracts.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including currency futures contracts, to hedge against adverse movements in the foreign currencies in which portfolio securities denominated.

A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, commodities, currencies or other instruments. The notional amount of a swap is based on the nominal or face amount of a referenced asset that is used to calculate payments made on that swap; the notional amount typically is not exchanged between counterparties. The parties to the swap use variations in the value of the underlying asset to calculate payments between them through the life of the swap. The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to gain or reduce exposure to an asset class or a particular issue. The Fund can further use swap contracts, including credit default index swaps, to hedge credit risk or take a position on a basket of credit entities and to gain or reduce exposure to an asset class or a particular issue.

In selecting securities for the Fund’s portfolio, the Adviser focuses on securities that it believes have favorable prospects for high current income and the possibility of growth of capital. The Adviser conducts a bottom-up fundamental analysis of an issuer before its securities are purchased by the Fund. The fundamental analysis involves an evaluation by a team of credit analysts of an issuer’s financial statements in order to assess its financial condition. The credit analysts also assess the ability of an issuer to reduce its leverage (i.e., the amount of borrowed debt).

The bottom-up fundamental analysis is supplemented by an ongoing review of the securities’ relative value compared with other junk bonds, and a top-down analysis of sector and macro-economic trends, such as changes in interest rates.

The portfolio managers attempt to control the Fund’s risk by limiting the portfolio’s assets that are invested in any one security, and by diversifying the portfolio’s holdings over a number of different industries. Although the Fund is actively managed, it is reviewed regularly against its benchmark index (the Barclays U.S. Corporate High Yield 2% Issuer Cap Index) and its peer group index (the Lipper High Current Yield Bond Funds Index) to assess the portfolio’s relative risk and its positioning.

Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield, curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument

4        Invesco V.I. High Yield Fund

and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

High Yield Bond (Junk Bond) Risk. Compared to higher quality debt securities, high yield bonds (commonly referred to as junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security at a fair price within a reasonable amount of time. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the

5        Invesco V.I. High Yield Fund

security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.37% of Invesco V.I. High Yield Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Darren Hughes, Portfolio Manager, who has been responsible for the Fund since 2005 and has been associated with Invesco and/or its affiliates since 1992.

■	Scott Roberts, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of

6        Invesco V.I. High Yield Fund

the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

7        Invesco V.I. High Yield Fund

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales

8        Invesco V.I. High Yield Fund

shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Barclays U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.

Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index that covers U.S. corporate, fixed-rate, non-investment grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.

Lipper VUF High Current Yield Bond Funds Classification Average represents an average of all of the variable insurance underlying funds in the Lipper High Current Yield Bond Funds classification.

9        Invesco V.I. High Yield Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of
									Ratio of		expenses
			Net gains						expenses		to average net
			(losses)						to average		assets without		Ratio of net
	Net asset		on securities		Dividends				net assets		fee waivers		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		and/or		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$5.04	$0.33	$0.53	$0.86	$(0.29)	$5.61	17.17%	$93,529	0.79	%(d)	1.04	%(d)	6.10	%(d)	58%
Year ended 12/31/11	5.35	0.35	(0.29)	0.06	(0.37)	5.04	0.96	106,557	0.83		1.06		6.84		71
Year ended 12/31/10	5.22	0.43	0.26	0.69	(0.56)	5.35	13.57	55,803	0.95		1.17		8.04		102
Year ended 12/31/09	3.69	0.47	1.47	1.94	(0.41)	5.22	52.79	60,649	0.95		1.22		10.29		125
Year ended 12/31/08	5.74	0.49	(2.00)	(1.51)	(0.54)	3.69	(25.69)	39,918	0.95		1.22		9.19		85

Series II
Year ended 12/31/12	5.03	0.32	0.52	0.84	(0.28)	5.59	16.96	21,004	1.04	(d)	1.29	(d)	5.85	(d)	58
Year ended 12/31/11	5.35	0.33	(0.29)	0.04	(0.36)	5.03	0.61	5,363	1.08		1.31		6.59		71
Year ended 12/31/10	5.22	0.42	0.26	0.68	(0.55)	5.35	13.27	497	1.20		1.42		7.79		102
Year ended 12/31/09	3.68	0.46	1.48	1.94	(0.40)	5.22	52.77	464	1.20		1.47		10.04		125
Year ended 12/31/08	5.72	0.47	(1.99)	(1.52)	(0.52)	3.68	(26.00)	374	1.20		1.47		8.94		85

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $30,901,742 and sold of $8,109,618 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. High Yield Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $99,345 and $12,772 for Series I and Series II, respectively.

10        Invesco V.I. High Yield Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period;
■	Your investment has a 5% return before expenses each year; and
■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.06%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.94%	7.79%	11.77%	15.91%	20.20%	24.65%	29.26%	34.04%	39.00%	44.14%
End of Year Balance	$10,394.00	$10,778.58	$11,177.39	$11,590.95	$12,019.81	$12,464.55	$12,925.74	$13,403.99	$13,899.93	$14,414.23
Estimated Annual Expenses	$108.09	$137.62	$142.71	$147.99	$153.47	$159.15	$165.04	$171.14	$177.48	$184.04

1 Your actual expenses may be higher or lower than those shown.

11        Invesco V.I. High Yield Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. High Yield Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VIHYI-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. International Growth Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. International Growth Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	4
The Adviser(s)	4
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	7
Payments to Insurance Companies	7

Benchmark Descriptions	8

Financial Highlights	9

Hypothetical Investment and Expense Information	10

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. International Growth Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I shares

Management Fees	0.71%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.30

Total Annual Fund Operating Expenses	1.01

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$103	$322	$558	$1,236

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stock.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries outside of the U.S. The Fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI ACWI ex USA Growth Index. Emerging markets countries are those countries that are in the initial stages of their industrial cycles.

The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund invests primarily in the securities of large-capitalization issuers; however, the Fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.

The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research to identify quality growth companies and is supported by quantitative analysis, portfolio construction and risk management techniques. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends. The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have sustainable above-average earnings growth, efficient capital allocation, and attractive prices.

The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in

1        Invesco V.I. International Growth Fund

settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended June 30, 2009): 18.55%
Worst Quarter (ended December 31, 2008): -19.64%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I shares: Inception (5/5/1993)	15.53%	-0.39%	10.53%

MSCI EAFE® Index	17.32	-3.69	8.21

MSCI EAFE® Growth Index	16.86	-3.09	7.77

Lipper VUF International Growth Funds Index	19.17	-2.70	8.41

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Clas Olsson	Portfolio Manager (lead)	1997

Brent Bates	Portfolio Manager	2013

Shuxin Cao	Portfolio Manager	2003

Matthew Dennis	Portfolio Manager	2003

Jason Holzer	Portfolio Manager	1999

Mark Jason	Portfolio Manager	2011

Richard Nield	Portfolio Manager	2013

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

2        Invesco V.I. International Growth Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries outside of the U.S. The Fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI ACWI ex USA Growth Index. Emerging markets countries are those countries that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund invests primarily in the securities of large-capitalization issuers; however, the Fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000® Index ranged from $319.4 million to $498.9 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell Midcap® Index ranged from $319.4 million to $21.5 billion.

The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research to identify quality growth companies and is supported by quantitative analysis, portfolio construction and risk management techniques. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends. The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have sustainable above-average earnings growth, efficient capital allocation, and attractive prices.

The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the

3        Invesco V.I. International Growth Fund

extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The

4        Invesco V.I. International Growth Fund

Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.70% of Invesco V.I. International Growth Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Clas Olsson, (lead manager), Portfolio Manager, who has been responsible for the Fund since 1997 and has been associated with Invesco and/or its affiliates since 1994.

■	Brent Bates, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 1996.

■	Shuxin Cao, Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1997.

■	Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 2000.

■	Jason Holzer, Portfolio Manager, who has been responsible for the Fund since 1999 and has been associated with Invesco and/or its affiliates since 1996.

■	Mark Jason, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2001.

■	Richard Nield, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2000.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor

5        Invesco V.I. International Growth Fund

trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

6        Invesco V.I. International Growth Fund

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may

7        Invesco V.I. International Growth Fund

earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF International Growth Funds Index is an unmanaged index considered representative of international growth variable insurance underlying funds tracked by Lipper.

MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia, and the Far East.

MSCI EAFE® Index is an unmanaged index considered representative of stocks in Europe, Australasia and the Far East.

8        Invesco V.I. International Growth Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
			Net gains								expenses		expenses		Ratio
			(losses) on								to average		to average net		of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income to
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$26.37	$0.35	$3.73	$4.08	$(0.42)	$—	$(0.42)	$30.03	15.53%	$591,491	1.00	%(d)	1.01	%(d)	1.24	%(d)	24%
Year ended 12/31/11	28.69	0.50	(2.38)	(1.88)	(0.44)	—	(0.44)	26.37	(6.74)	544,143	1.02		1.03		1.75		26
Year ended 12/31/10	26.01	0.38	2.92	3.30	(0.62)	—	(0.62)	28.69	12.86	586,219	1.03		1.04		1.46		38
Year ended 12/31/09	19.49	0.32	6.55	6.87	(0.35)	—	(0.35)	26.01	35.24	556,883	1.02		1.04		1.47		27
Year ended 12/31/08	33.63	0.54	(14.16)	(13.62)	(0.15)	(0.37)	(0.52)	19.49	(40.38)	446,437	1.05		1.06		1.96		44

Series II
Year ended 12/31/12	26.08	0.28	3.69	3.97	(0.37)	—	(0.37)	29.68	15.26	827,361	1.25	(d)	1.26	(d)	0.99	(d)	24
Year ended 12/31/11	28.35	0.42	(2.36)	(1.94)	(0.33)	—	(0.33)	26.08	(6.99)	607,269	1.27		1.28		1.50		26
Year ended 12/31/10	25.63	0.31	2.89	3.20	(0.48)	—	(0.48)	28.35	12.61	569,610	1.28		1.29		1.21		38
Year ended 12/31/09	19.23	0.27	6.44	6.71	(0.31)	—	(0.31)	25.63	34.91	1,500,514	1.27		1.29		1.22		27
Year ended 12/31/08	33.24	0.45	(13.96)	(13.51)	(0.13)	(0.37)	(0.50)	19.23	(40.55)	793,365	1.30		1.31		1.71		44

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $23,376,285 and sold of $8,831,296 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. International Growth Equity Fund into the Fund.
(d)	Ratios are based on average daily net assets (000’s omitted) of $583,089 and $731,534 for Series I and Series II, respectively.

9        Invesco V.I. International Growth Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%	1.01%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.99%	8.14%	12.45%	16.94%	21.61%	26.46%	31.50%	36.75%	42.21%	47.88%
End of Year Balance	$10,399.00	$10,813.92	$11,245.40	$11,694.09	$12,160.68	$12,645.89	$13,150.46	$13,675.17	$14,220.81	$14,788.22
Estimated Annual Expenses	$103.01	$107.13	$111.40	$115.84	$120.47	$125.27	$130.27	$135.47	$140.87	$146.50

1 Your actual expenses may be higher or lower than those shown.

10        Invesco V.I. International Growth Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. International Growth Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VIIGR-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. International Growth Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. International Growth Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	7
Distribution Plan	7
Payments to Insurance Companies	7

Benchmark Descriptions	8

Financial Highlights	9

Hypothetical Investment and Expense Information	10

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. International Growth Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II shares

Management Fees	0.71%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.30

Total Annual Fund Operating Expenses	1.26

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$128	$400	$692	$1,523

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stock.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries outside of the U.S. The Fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI ACWI ex USA Growth Index. Emerging markets countries are those countries that are in the initial stages of their industrial cycles.

The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund invests primarily in the securities of large-capitalization issuers; however, the Fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.

The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research to identify quality growth companies and is supported by quantitative analysis, portfolio construction and risk management techniques. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends. The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have sustainable above-average earnings growth, efficient capital allocation, and attractive prices.

The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in

1        Invesco V.I. International Growth Fund

settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended June 30, 2009): 18.47%
Worst Quarter (ended December 31, 2008): -19.73%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II shares: Inception (9/19/2001)	15.26%	-0.64%	10.25%

MSCI EAFE® Index	17.32	-3.69	8.21

MSCI EAFE® Growth Index	16.86	-3.09	7.77

Lipper VUF International Growth Funds Index	19.17	-2.70	8.41

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Clas Olsson	Portfolio Manager (lead)	1997

Brent Bates	Portfolio Manager	2013

Shuxin Cao	Portfolio Manager	2003

Matthew Dennis	Portfolio Manager	2003

Jason Holzer	Portfolio Manager	1999

Mark Jason	Portfolio Manager	2011

Richard Nield	Portfolio Manager	2013

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing

2        Invesco V.I. International Growth Fund

the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stock. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund invests, under normal circumstances, in securities of issuers located in at least three different countries outside of the U.S. The Fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries in the MSCI ACWI ex USA Growth Index. Emerging markets countries are those countries that are in the initial stages of their industrial cycles. The Schedule of Investments included in the Fund’s annual and semi-annual reports identifies the countries in which the Fund has historically invested, as of the date of the reports.

The Fund invests primarily in securities of issuers that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Fund invests primarily in the securities of large-capitalization issuers; however, the Fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000® Index ranged from $319.4 million to $498.9 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell Midcap® Index ranged from $319.4 million to $21.5 billion.

The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts to gain exposure to the broad market in connection with managing cash balances or to hedge against downside risk.

The portfolio managers employ a disciplined investment strategy that emphasizes fundamental research to identify quality growth companies and is supported by quantitative analysis, portfolio construction and risk management techniques. Investments for the portfolio are selected bottom-up on a security-by-security basis. The focus is on the strengths of individual issuers, rather than sector or country trends. The portfolio managers’ strategy primarily focuses on identifying issuers that they believe have sustainable above-average earnings growth, efficient capital allocation, and attractive prices.

The Fund’s portfolio managers may consider selling a security for several reasons, including when (1) its price changes such that they believe it has become too expensive, (2) the original investment thesis for the company is no longer valid, or (3) a more compelling investment opportunity is identified.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered

3        Invesco V.I. International Growth Fund

instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Geographic Focus Risk. From time to time the Fund may invest a substantial amount of its assets in securities of issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may also be more volatile if it focuses its investments in certain countries, especially emerging markets countries.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Investing in the European Union Risk. Many countries in the European Union are susceptible to high economic risks associated with high levels of debt, notably due to investments in sovereign debts of European countries such as Greece, Italy and Spain. One or more member states might exit the European Union, placing its currency and banking system in jeopardy. The European Union faces major issues involving its membership, structure, procedures and policies, including the adoption, abandonment or adjustment of the new constitutional treaty, the European Union’s enlargement to the south and east, and resolution of the European Union’s problematic fiscal and democratic accountability. Efforts of the member states to further unify their economic and monetary policies may increase the potential for the downward movement of one member state’s market to cause a similar effect on other member states’ markets. European countries that are part of the European Economic and Monetary Union may be significantly affected by the tight fiscal and monetary controls that the union seeks to impose on its members.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

4        Invesco V.I. International Growth Fund

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.70% of Invesco V.I. International Growth Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Clas Olsson, (lead manager), Portfolio Manager, who has been responsible for the Fund since 1997 and has been associated with Invesco and/or its affiliates since 1994.

■	Brent Bates, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 1996.

■	Shuxin Cao, Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 1997.

■	Matthew Dennis, Portfolio Manager, who has been responsible for the Fund since 2003 and has been associated with Invesco and/or its affiliates since 2000.

■	Jason Holzer, Portfolio Manager, who has been responsible for the Fund since 1999 and has been associated with Invesco and/or its affiliates since 1996.

■	Mark Jason, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2001.

■	Richard Nield, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2000.

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of

5        Invesco V.I. International Growth Fund

variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the

6        Invesco V.I. International Growth Fund

principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those

7        Invesco V.I. International Growth Fund

investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF International Growth Funds Index is an unmanaged index considered representative of international growth variable insurance underlying funds tracked by Lipper.

MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia, and the Far East.

MSCI EAFE® Index is an unmanaged index considered representative of stocks in Europe, Australasia and the Far East.

8        Invesco V.I. International Growth Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
			Net gains								expenses		expenses		Ratio
			(losses) on								to average		to average net		of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income to
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$26.37	$0.35	$3.73	$4.08	$(0.42)	$—	$(0.42)	$30.03	15.53%	$591,491	1.00	%(d)	1.01	%(d)	1.24	%(d)	24%
Year ended 12/31/11	28.69	0.50	(2.38)	(1.88)	(0.44)	—	(0.44)	26.37	(6.74)	544,143	1.02		1.03		1.75		26
Year ended 12/31/10	26.01	0.38	2.92	3.30	(0.62)	—	(0.62)	28.69	12.86	586,219	1.03		1.04		1.46		38
Year ended 12/31/09	19.49	0.32	6.55	6.87	(0.35)	—	(0.35)	26.01	35.24	556,883	1.02		1.04		1.47		27
Year ended 12/31/08	33.63	0.54	(14.16)	(13.62)	(0.15)	(0.37)	(0.52)	19.49	(40.38)	446,437	1.05		1.06		1.96		44

Series II
Year ended 12/31/12	26.08	0.28	3.69	3.97	(0.37)	—	(0.37)	29.68	15.26	827,361	1.25	(d)	1.26	(d)	0.99	(d)	24
Year ended 12/31/11	28.35	0.42	(2.36)	(1.94)	(0.33)	—	(0.33)	26.08	(6.99)	607,269	1.27		1.28		1.50		26
Year ended 12/31/10	25.63	0.31	2.89	3.20	(0.48)	—	(0.48)	28.35	12.61	569,610	1.28		1.29		1.21		38
Year ended 12/31/09	19.23	0.27	6.44	6.71	(0.31)	—	(0.31)	25.63	34.91	1,500,514	1.27		1.29		1.22		27
Year ended 12/31/08	33.24	0.45	(13.96)	(13.51)	(0.13)	(0.37)	(0.50)	19.23	(40.55)	793,365	1.30		1.31		1.71		44

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $23,376,285 and sold of $8,831,296 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen V.I. International Growth Equity Fund into the Fund.
(d)	Ratios are based on average daily net assets (000’s omitted) of $583,089 and $731,534 for Series I and Series II, respectively.

9        Invesco V.I. International Growth Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.74%	7.62%	11.64%	15.82%	20.15%	24.65%	29.31%	34.14%	39.16%	44.37%
End of Year Balance	$10,374.00	$10,761.99	$11,164.49	$11,582.04	$12,015.21	$12,464.57	$12,930.75	$13,414.36	$13,916.06	$14,436.52
Estimated Annual Expenses	$128.36	$133.16	$138.14	$143.30	$148.66	$154.22	$159.99	$165.97	$172.18	$178.62

1 Your actual expenses may be higher or lower than those shown.

10        Invesco V.I. International Growth Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. International Growth Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VIIGR-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Mid Cap Core Equity Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Mid Cap Core Equity Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Adviser(s)	4
Adviser Compensation	4
Portfolio Managers	4

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	6
Dividends and Distributions	7
Share Classes	7
Payments to Insurance Companies	7

Benchmark Descriptions	7

Financial Highlights	8

Hypothetical Investment and Expense Information	9

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Mid Cap Core Equity Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I shares

Management Fees	0.73%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.32

Total Annual Fund Operating Expenses[1]	1.05

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 2.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$107	$334	$579	$1,283

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of issuers in the Russell Midcap® Index ranged from $319.4 million to $21.5 billion.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers in emerging market countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital (ROIC). The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund generally invests a substantial amount of its assets in cash and cash equivalents. As a result, the Fund may not achieve its investment objective.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying

1        Invesco V.I. Mid Cap Core Equity Fund

instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended June 30, 2009): 17.80%
Worst Quarter (ended December 31, 2008): -22.28%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I shares: Inception (9/10/2001)	10.96%	1.99%	7.68%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	17.28	3.57	10.65

Lipper VUF Mid-Cap Core Funds Index	16.60	2.80	9.49

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Ronald Sloan	Portfolio Manager (lead)	2001

Doug Asiello	Portfolio Manager	2007

Brian Nelson	Portfolio Manager	2007

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

2        Invesco V.I. Mid Cap Core Equity Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of issuers in the Russell Midcap® Index ranged from $319.4 million to $21.5 billion. The Russell Midcap® Index measures the performance of the 800 smallest issuers with the lowest market capitalization in the Russell 1000® Index. The Russell 1000® Index is widely recognized, unmanaged index of equity securities of the 1,000 largest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers based on total market capitalization. The issuers in the Russell Midcap® Index are considered representative of medium-sized issuers.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers in emerging market countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital (ROIC). The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund generally invests a substantial amount of its assets in cash and cash equivalents. As a result, the Fund may not achieve its investment objective.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may

3        Invesco V.I. Mid Cap Core Equity Fund

not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.69% of Invesco V.I. Mid Cap Core Equity Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Ronald Sloan, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1998.

■	Doug Asiello, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2001.

■	Brian Nelson, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2004.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

4        Invesco V.I. Mid Cap Core Equity Fund

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is

5        Invesco V.I. Mid Cap Core Equity Fund

the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

6        Invesco V.I. Mid Cap Core Equity Fund

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core variable insurance underlying funds tracked by Lipper.

Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

7        Invesco V.I. Mid Cap Core Equity Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$11.56	$0.09	$1.18	$1.27	$(0.01)	$(0.11)	$(0.12)	$12.71	10.96%	$286,607	1.02	%(d)	1.05	%(d)	0.69	%(d)	59%
Year ended 12/31/11	12.39	0.01	(0.80)	(0.79)	(0.04)	—	(0.04)	11.56	(6.38)	322,102	1.01		1.03		0.08		57
Year ended 12/31/10	10.92	0.03	1.50	1.53	(0.06)	—	(0.06)	12.39	14.11	411,812	1.01		1.03		0.27		61
Year ended 12/31/09	8.59	0.06	2.53	2.59	(0.13)	(0.13)	(0.26)	10.92	30.21	432,233	1.02		1.04		0.60		41
Year ended 12/31/08	14.57	0.14	(4.33)	(4.19)	(0.22)	(1.57)	(1.79)	8.59	(28.52)	352,788	1.01		1.04		1.05		62

Series II
Year ended 12/31/12	11.47	0.06	1.16	1.22	—	(0.11)	(0.11)	12.58	10.62	90,648	1.27	(d)	1.30	(d)	0.44	(d)	59
Year ended 12/31/11	12.28	(0.02)	(0.78)	(0.80)	(0.01)	—	(0.01)	11.47	(6.50)	65,196	1.26		1.28		(0.17)		57
Year ended 12/31/10	10.83	0.00	1.49	1.49	(0.04)	—	(0.04)	12.28	13.78	61,587	1.26		1.28		0.02		61
Year ended 12/31/09	8.52	0.03	2.51	2.54	(0.10)	(0.13)	(0.23)	10.83	29.85	56,129	1.27		1.29		0.35		41
Year ended 12/31/08	14.45	0.10	(4.28)	(4.18)	(0.18)	(1.57)	(1.75)	8.52	(28.68)	48,489	1.26		1.29		0.80		62

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $312,418 and $79,813 for Series I and Series II shares, respectively.

8        Invesco V.I. Mid Cap Core Equity Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.95%	8.06%	12.32%	16.76%	21.37%	26.17%	31.15%	36.33%	41.72%	47.31%
End of Year Balance	$10,395.00	$10,805.60	$11,232.42	$11,676.10	$12,137.31	$12,616.73	$13,115.10	$13,633.14	$14,171.65	$14,731.43
Estimated Annual Expenses	$107.07	$111.30	$115.70	$120.27	$125.02	$129.96	$135.09	$140.43	$145.98	$151.74

1 Your actual expenses may be higher or lower than those shown.

9        Invesco V.I. Mid Cap Core Equity Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Mid Cap Core Equity Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VIMCCE-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Mid Cap Core Equity Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Mid Cap Core Equity Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Adviser(s)	4
Adviser Compensation	4
Portfolio Managers	4

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	6
Dividends and Distributions	7
Share Classes	7
Distribution Plan	7
Payments to Insurance Companies	7

Benchmark Descriptions	7

Financial Highlights	8

Hypothetical Investment and Expense Information	9

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Mid Cap Core Equity Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II shares

Management Fees	0.73%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.32

Total Annual Fund Operating Expenses[1]	1.30

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$132	$412	$713	$1,568

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of issuers in the Russell Midcap® Index ranged from $319.4 million to $21.5 billion.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers in emerging market countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital (ROIC). The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund generally invests a substantial amount of its assets in cash and cash equivalents. As a result, the Fund may not achieve its investment objective.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying

1        Invesco V.I. Mid Cap Core Equity Fund

instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended June 30, 2009): 17.70%
Worst Quarter (ended December 31, 2008): -22.28%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II shares: Inception (9/10/2001)	10.62%	1.74%	7.42%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Russell Midcap® Index (reflects no deductions for fees, expenses or taxes)	17.28	3.57	10.65

Lipper VUF Mid-Cap Core Funds Index	16.60	2.80	9.49

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Ronald Sloan	Portfolio Manager (lead)	2001

Doug Asiello	Portfolio Manager	2007

Brian Nelson	Portfolio Manager	2007

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

2        Invesco V.I. Mid Cap Core Equity Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies and in derivatives and other instruments that have economic characteristics similar to such securities. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of issuers in the Russell Midcap® Index ranged from $319.4 million to $21.5 billion. The Russell Midcap® Index measures the performance of the 800 smallest issuers with the lowest market capitalization in the Russell 1000® Index. The Russell 1000® Index is widely recognized, unmanaged index of equity securities of the 1,000 largest issuers in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. issuers based on total market capitalization. The issuers in the Russell Midcap® Index are considered representative of medium-sized issuers.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers in emerging market countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

A forward foreign currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. The Fund can use forward foreign currency contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital (ROIC). The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. Financial analysis evaluates an issuer’s capital allocation, and provides vital insight into historical and potential ROIC which is a key indicator of business quality and caliber of management. Business analysis allows the team to determine an issuer’s competitive positioning by identifying key drivers of the issuer, understanding industry challenges and evaluating the sustainability of competitive advantages. Both the financial and business analyses serve as a basis to construct valuation models that help estimate an issuer’s value. The portfolio managers use three primary valuation techniques: discounted cash flow, traditional valuation multiples and net asset value. At the conclusion of their research process, the portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

The Fund employs a risk management strategy to help minimize loss of capital and reduce excessive volatility. Pursuant to this strategy, the Fund generally invests a substantial amount of its assets in cash and cash equivalents. As a result, the Fund may not achieve its investment objective.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may

3        Invesco V.I. Mid Cap Core Equity Fund

not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.69% of Invesco V.I. Mid Cap Core Equity Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Ronald Sloan, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1998.

■	Doug Asiello, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2001.

■	Brian Nelson, Portfolio Manager, who has been responsible for the Fund since 2007 and has been associated with Invesco and/or its affiliates since 2004.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

4        Invesco V.I. Mid Cap Core Equity Fund

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is

5        Invesco V.I. Mid Cap Core Equity Fund

the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

6        Invesco V.I. Mid Cap Core Equity Fund

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core variable insurance underlying funds tracked by Lipper.

Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

7        Invesco V.I. Mid Cap Core Equity Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$11.56	$0.09	$1.18	$1.27	$(0.01)	$(0.11)	$(0.12)	$12.71	10.96%	$286,607	1.02	%(d)	1.05	%(d)	0.69	%(d)	59%
Year ended 12/31/11	12.39	0.01	(0.80)	(0.79)	(0.04)	—	(0.04)	11.56	(6.38)	322,102	1.01		1.03		0.08		57
Year ended 12/31/10	10.92	0.03	1.50	1.53	(0.06)	—	(0.06)	12.39	14.11	411,812	1.01		1.03		0.27		61
Year ended 12/31/09	8.59	0.06	2.53	2.59	(0.13)	(0.13)	(0.26)	10.92	30.21	432,233	1.02		1.04		0.60		41
Year ended 12/31/08	14.57	0.14	(4.33)	(4.19)	(0.22)	(1.57)	(1.79)	8.59	(28.52)	352,788	1.01		1.04		1.05		62

Series II
Year ended 12/31/12	11.47	0.06	1.16	1.22	—	(0.11)	(0.11)	12.58	10.62	90,648	1.27	(d)	1.30	(d)	0.44	(d)	59
Year ended 12/31/11	12.28	(0.02)	(0.78)	(0.80)	(0.01)	—	(0.01)	11.47	(6.50)	65,196	1.26		1.28		(0.17)		57
Year ended 12/31/10	10.83	0.00	1.49	1.49	(0.04)	—	(0.04)	12.28	13.78	61,587	1.26		1.28		0.02		61
Year ended 12/31/09	8.52	0.03	2.51	2.54	(0.10)	(0.13)	(0.23)	10.83	29.85	56,129	1.27		1.29		0.35		41
Year ended 12/31/08	14.45	0.10	(4.28)	(4.18)	(0.18)	(1.57)	(1.75)	8.52	(28.68)	48,489	1.26		1.29		0.80		62

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $312,418 and $79,813 for Series I and Series II shares, respectively.

8        Invesco V.I. Mid Cap Core Equity Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.70%	7.54%	11.52%	15.64%	19.92%	24.36%	28.96%	33.73%	38.68%	43.81%
End of Year Balance	$10,370.00	$10,753.69	$11,151.58	$11,564.18	$11,992.06	$12,435.77	$12,895.89	$13,373.04	$13,867.84	$14,380.95
Estimated Annual Expenses	$132.41	$137.30	$142.38	$147.65	$153.12	$158.78	$164.66	$170.75	$177.07	$183.62

1 Your actual expenses may be higher or lower than those shown.

9        Invesco V.I. Mid Cap Core Equity Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. MId Cap Core Equity Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VIMCCE-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Mid Cap Growth Fund
(formerly known as Invesco Van Kampen V.I. Mid Cap Growth Fund)

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Mid Cap Growth Fund’s investment objective is to seek capital growth.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	3
The Adviser(s)	3
Adviser Compensation	3
Portfolio Manager	3

Other Information	4
Purchase and Redemption of Shares	4
Excessive Short-Term Trading Activity Disclosure	4
Pricing of Shares	5
Taxes	5
Dividends and Distributions	5
Share Classes	6
Payments to Insurance Companies	6

Benchmark Descriptions	6

Financial Highlights	7

Hypothetical Investment and Expense Information	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Mid Cap Growth Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I shares

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.37

Total Annual Fund Operating Expenses	1.12

Fee Waiver and/or Expense Reimbursement[1]	0.03

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.09

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series I shares to 1.09% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$111	$353	$614	$1,360

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of mid-capitalization companies. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell Midcap® Growth Index ranged from $417.8 million to $21.2 billion.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the Russell Midcap® Growth Index as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the company’s business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuation levels.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility.

1        Invesco V.I. Mid Cap Growth Fund

Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Life Investment Trust Mid Cap Growth Portfolio’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown for periods prior to June 1, 2010 are those of the Class II shares of the predecessor fund, which included 12b-1 fees of 0.35% and are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns

Best Quarter (ended June 30, 2009): 25.00%
Worst Quarter (ended December 31, 2008): -26.88%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I: Inception (06/01/10)[1]	11.60%	1.42%	8.89%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	15.81	3.23	10.32

Lipper VUF Mid-Cap Growth Funds Index	13.86	2.20	9.47

1 Series I shares’ performance shown prior to the inception date is that of the predecessor fund’s Class II shares at net asset value and reflects the expenses applicable to the predecessor fund. The inception date of the predecessor fund’s Class II shares is September 25, 2000.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Manager	Title	on the Fund

James Leach	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to seek capital growth. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of mid-capitalization companies. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of

2        Invesco V.I. Mid Cap Growth Fund

December 31, 2012, the capitalization of companies in the Russell Midcap® Growth Index ranged from $417.8 million to $21.2 billion.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the Russell Midcap® Growth Index as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the company’s business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuation levels.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.69% of Invesco V.I. Mid Cap Growth Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

■	James Leach, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. From 2005 to 2011, he was a portfolio manager with Wells Fargo Management.

More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of the prospectus.

3        Invesco V.I. Mid Cap Growth Fund

The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

4        Invesco V.I. Mid Cap Growth Fund

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

5        Invesco V.I. Mid Cap Growth Fund

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth variable insurance underlying funds tracked by Lipper.

Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

6        Invesco V.I. Mid Cap Growth Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses)						to average		to average net		Ratio of net
	Net asset	Net		on securities		Distributions				net assets		assets without		investment
	value,	investment		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)(e)
	beginning	income		realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)		unrealized)	operations	gains	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$3.69	$0.02	(d)	$0.41	$0.43	$(0.20)	$3.92	11.60%	$88,091	1.06	%(e)	1.12	%(e)	0.54	%(d)(e)	92%
Year ended 12/31/11	4.05	(0.01)		(0.35)	(0.36)	—	3.69	(8.89)	11	1.00		1.14		(0.36)		137
Year ended 12/31/10(f)	3.30	(0.00	)(g)	0.75	0.75	—	4.05	22.73	12	1.01	(h)	1.12	(h)	(0.18	)(h)	105

Series II
Year ended 12/31/12	3.68	0.01		0.42	0.43	(0.20)	3.91	11.63	143,588	1.31	(e)	1.37	(e)	0.29	(d)(e)	92
Year ended 12/31/11	4.06	(0.02)		(0.36)	(0.38)	—	3.68	(9.36)	65,080	1.25		1.39		(0.61)		137
Year ended 12/31/10	3.19	(0.02)		0.89	0.87	—	4.06	27.27	79,461	1.26		1.37		(0.53)		105
Year ended 12/31/09	2.04	(0.01)		1.16	1.15	—	3.19	56.37	45,451	1.26		1.52		(0.36)		42
Year ended 12/31/08	5.72	(0.02)		(2.01)	(2.03)	(1.65)	2.04	(46.83)	22,603	1.26		1.61		(0.66)		42

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $158,450,343 and sold of $99,449,268 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Capital Development Fund into the Fund.
(d)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include special cash dividends received of $3.92 per share owned of Avela Inc. on August 16, 2012. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.01 and 0.28% and $0.00 and 0.03% for Series I and Series II shares, respectively.
(e)	Ratios are based on average daily net assets (000’s omitted) of $62,594 and $118,163 for Series I and Series II shares, respectively.
(f)	Commencement date of June 1, 2010.
(g)	Amount is less than $0.01 per share.
(h)	Annualized.

7        Invesco V.I. Mid Cap Growth Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period; and

■	Your investment has a 5% return before expenses each year.

■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.09%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.91%	7.94%	12.13%	16.48%	21.00%	25.69%	30.57%	35.64%	40.90%	46.37%
End of Year Balance	$10,391.00	$10,794.17	$11,212.98	$11,648.05	$12,099.99	$12,569.47	$13,057.17	$13,563.79	$14,090.06	$14,636.76
Estimated Annual Expenses	$111.13	$118.64	$123.24	$128.02	$132.99	$138.15	$143.51	$149.08	$154.86	$160.87

1	Your actual expenses may be higher or lower than those shown.

8        Invesco V.I. Mid Cap Growth Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You may send us a request by e-mail or download prospectuses, SAIs or annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Mid Cap Growth Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VIMCG-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Mid Cap Growth Fund
(formerly known as Invesco Van Kampen V.I. Mid Cap Growth Fund)

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Mid Cap Growth Fund’s investment objective is to seek capital growth.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	3
The Adviser(s)	3
Adviser Compensation	3
Portfolio Manager	3

Other Information	4
Purchase and Redemption of Shares	4
Excessive Short-Term Trading Activity Disclosure	4
Pricing of Shares	5
Taxes	5
Dividends and Distributions	6
Share Classes	6
Distribution Plan	6
Payments to Insurance Companies	6

Benchmark Descriptions	6

Financial Highlights	7

Hypothetical Investment and Expense Information	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Mid Cap Growth Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to seek capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.37

Total Annual Fund Operating Expenses	1.37

Fee Waiver and/or Expense Reimbursement[1]	0.03

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.34

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Series II shares to 1.34% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$136	$431	$747	$1,644

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of mid-capitalization companies. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell Midcap® Growth Index ranged from $417.8 million to $21.2 billion.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the Russell Midcap® Growth Index as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the company’s business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuation levels.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility.

1        Invesco V.I. Mid Cap Growth Fund

Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Van Kampen Life Investment Trust Mid Cap Growth Portfolio’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class II shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended June 30, 2009): 25.00%
Worst Quarter (ended December 31, 2008): -26.88%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II: Inception (09/25/00)	11.63%	1.37%	8.87%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	15.81	3.23	10.32

Lipper VUF Mid-Cap Growth Funds Index	13.86	2.20	9.47

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Manager	Title	on the Fund

James Leach	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to seek capital growth. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of mid-capitalization companies. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell Midcap® Growth Index ranged from $417.8 million to $21.2 billion.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in

2        Invesco V.I. Mid Cap Growth Fund

emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

The Adviser uses a bottom-up stock selection process designed to seek returns in excess of the Russell Midcap® Growth Index as well as a disciplined portfolio construction process designed to manage risk. To narrow the investment universe, the Adviser uses a holistic approach that emphasizes fundamental research and, to a lesser extent, quantitative analysis. The Adviser then closely examines company fundamentals, including detailed modeling of all of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the company’s business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with solid management teams, sound business models, strong financial health, attractive growth outlooks, and compelling valuation levels.

The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, or the catalysts for growth are no longer present or reflected in the stock price.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.69% of Invesco V.I. Mid Cap Growth Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Manager
The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:

■	James Leach, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. From 2005 to 2011, he was a portfolio manager with Wells Fargo Management.

More information on the portfolio manager may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

3        Invesco V.I. Mid Cap Growth Fund

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

4        Invesco V.I. Mid Cap Growth Fund

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflect of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

5        Invesco V.I. Mid Cap Growth Fund

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Mid-Cap Growth Funds Index is an unmanaged index considered representative of mid-cap growth variable insurance underlying funds tracked by Lipper.

Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

6        Invesco V.I. Mid Cap Growth Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses)						to average		to average net		Ratio of net
	Net asset	Net		on securities		Distributions				net assets		assets without		investment
	value,	investment		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)(e)
	beginning	income		realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)		unrealized)	operations	gains	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$3.69	$0.02	(d)	$0.41	$0.43	$(0.20)	$3.92	11.60%	$88,091	1.06	%(e)	1.12	%(e)	0.54	%(d)(e)	92%
Year ended 12/31/11	4.05	(0.01)		(0.35)	(0.36)	—	3.69	(8.89)	11	1.00		1.14		(0.36)		137
Year ended 12/31/10(f)	3.30	(0.00	)(g)	0.75	0.75	—	4.05	22.73	12	1.01	(h)	1.12	(h)	(0.18	)(h)	105

Series II
Year ended 12/31/12	3.68	0.01		0.42	0.43	(0.20)	3.91	11.63	143,588	1.31	(e)	1.37	(e)	0.29	(d)(e)	92
Year ended 12/31/11	4.06	(0.02)		(0.36)	(0.38)	—	3.68	(9.36)	65,080	1.25		1.39		(0.61)		137
Year ended 12/31/10	3.19	(0.02)		0.89	0.87	—	4.06	27.27	79,461	1.26		1.37		(0.53)		105
Year ended 12/31/09	2.04	(0.01)		1.16	1.15	—	3.19	56.37	45,451	1.26		1.52		(0.36)		42
Year ended 12/31/08	5.72	(0.02)		(2.01)	(2.03)	(1.65)	2.04	(46.83)	22,603	1.26		1.61		(0.66)		42

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $158,450,343 and sold of $99,449,268 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Capital Development Fund into the Fund.
(d)	Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets include special cash dividends received of $3.92 per share owned of Avela Inc. on August 16, 2012. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the special dividend are $0.01 and 0.28% and $0.00 and 0.03% for Series I and Series II shares, respectively.
(e)	Ratios are based on average daily net assets (000’s omitted) of $62,594 and $118,163 for Series I and Series II shares, respectively.
(f)	Commencement date of June 1, 2010.
(g)	Amount is less than $0.01 per share.
(h)	Annualized.

7        Invesco V.I. Mid Cap Growth Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the fund and hold it for the entire 10-year period; and

■	Your investment has a 5% return before expenses each year.

■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Series II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.34%	1.37%	1.37%	1.37%	1.37%	1.37%	1.37%	1.37%	1.37%	1.37%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.66%	7.42%	11.32%	15.36%	19.55%	23.89%	28.39%	33.05%	37.88%	42.88%
End of Year Balance	$10,366.00	$10,742.29	$11,132.23	$11,536.33	$11,955.10	$12,389.07	$12,838.79	$13,304.84	$13,787.81	$14,288.30
Estimated Annual Expenses	$136.45	$144.59	$149.84	$155.28	$160.92	$166.76	$172.81	$179.08	$185.58	$192.32

1	Your actual expenses may be higher or lower than those shown.

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Mid Cap Growth Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VIMCG-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Money Market Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Money Market Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	4
The Adviser(s)	4
Adviser Compensation	4

Other Information	4
Purchase and Redemption of Shares	4
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	5
Taxes	6
Dividends and Distributions	6
Share Classes	6
Payments to Insurance Companies	6

Financial Highlights	8

Hypothetical Investment and Expense Information	9

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Money Market Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I shares

Management Fees	0.40%

Distribution and/or Service (12b-1) Fees	None

Other Expenses[1]	0.23

Total Annual Fund Operating Expenses[2]	0.63

1	“Other Expenses” have been restated to reflect current fees.
2	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.50% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$64	$202	$351	$786

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; (vi) master notes; and (vii) cash equivalents.

The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.

The Fund invests primarily in those securities that are First Tier Securities (defined below) at the time of purchase.

As permitted by Rule 2a-7 under the Investment Company Act of 1940 (Rule 2a-7), the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulations requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term category, an unrated security of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds. Such securities may also include Rule 144A securities, which are subject to resale restrictions.

The Fund may invest up to 50% of its assets in U.S. dollar denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

1        Invesco V.I. Money Market Fund

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing, changes in government regulation and interest rates, and the overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended September 30, 2007): 1.15%
Worst Quarter (ended March 31, 2011): 0.00%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I shares: Inception (5/5/1993)	0.03%	0.48%	1.49%

Invesco V.I. Money Market Fund’s seven day yield on December 31, 2012, was 0.02%. For the current seven day yield, call (800) 959-4246.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

2        Invesco V.I. Money Market Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; (vi) master notes; and (vii) cash equivalents.

The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.

The Fund invests primarily in those securities that are First Tier Securities (defined below) at the time of purchase.

As permitted by Rule 2a-7 under the Investment Company Act of 1940 (Rule 2a-7), the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulations requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term category, an unrated security of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds. Such securities may also include Rule 144A securities, which are subject to resale restrictions.

The Fund may invest up to 50% of its assets in U.S. dollar denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average maturity or investing in other securities that are eligible securities for purchase by money market funds as described in this prospectus and the Fund’s Statement of Additional Information (SAI) and that are consistent with the Fund’s principal investment strategies, in anticipation of, or in response to, adverse market, economic, political or other conditions. It is possible that such investments could affect the Fund’s returns.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.

Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds which may cause the Fund to incur higher expenses to protect its interests. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Credit Exposure Risk. U.S. dollar denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security at approximately the value the Fund ascribes to it within seven calendar days. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately

3        Invesco V.I. Money Market Fund

placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

Portfolio Holdings
Information concerning the Fund’s portfolio holdings as well as its dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day of the preceding month will be posted on its Web site no later than five business days after the end of the month and remain posted on the Web site for six months thereafter.

A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.09% of Invesco V.I. Money Market Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

4        Invesco V.I. Money Market Fund

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

5        Invesco V.I. Money Market Fund

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.

Dividends
The Fund generally declares dividends from net investment income, if any, daily and pays them monthly to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be

6        Invesco V.I. Money Market Fund

calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

7        Invesco V.I. Money Market Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

									Ratio of		Ratio of
									expenses		expenses
									to average		to average net		Ratio of net
	Net asset				Dividends				net assets		assets without		investment
	value,	Net	Net realized	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	gains (losses)	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income(a)	on securities	operations	income	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets

Series I
Year ended 12/31/12	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.03%	$156,931	0.23	%(c)	0.54	%(c)	0.03	%(c)
Year ended 12/31/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	198,533	0.17		0.57		0.05
Year ended 12/31/10	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.18	25,578	0.16		1.01		0.18
Year ended 12/31/09	1.00	0.00	—	0.00	(0.00)	1.00	0.11	33,486	0.65		0.90		0.11
Year ended 12/31/08	1.00	0.02	—	0.02	(0.02)	1.00	2.04	49,004	0.86		0.86		2.02

Series II
Year ended 12/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	746	0.23	(c)	0.79	(c)	0.03	(c)
Year ended 12/31/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	1,022	0.17		0.82		0.05
Year ended 12/31/10	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.18	1,024	0.16		1.26		0.18
Year ended 12/31/09	1.00	0.00	—	0.00	(0.00)	1.00	0.06	1,690	0.70		1.15		0.06
Year ended 12/31/08	1.00	0.02	—	0.02	(0.02)	1.00	1.78	2,266	1.11		1.11		1.77

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Ratios are based on average daily net assets (000’s) of $217,293 and $896 for Series I and Series II shares, respectively.

8        Invesco V.I. Money Market Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.37%	8.93%	13.69%	18.66%	23.84%	29.26%	34.91%	40.80%	46.95%	53.38%
End of Year Balance	$10,437.00	$10,893.10	$11,369.13	$11,865.96	$12,384.50	$12,925.70	$13,490.55	$14,080.09	$14,695.39	$15,337.58
Estimated Annual Expenses	$64.38	$67.19	$70.13	$73.19	$76.39	$79.73	$83.21	$86.85	$90.64	$94.60

1 Your actual expenses may be higher or lower than those shown.

9        Invesco V.I. Money Market Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Money Market Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VIMKT-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Money Market Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Money Market Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	4
The Adviser(s)	4
Adviser Compensation	4

Other Information	4
Purchase and Redemption of Shares	4
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	5
Taxes	6
Dividends and Distributions	6
Share Classes	6
Distribution Plan	6
Payments to Insurance Companies	7

Financial Highlights	8

Hypothetical Investment and Expense Information	9

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Money Market Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II shares

Management Fees	0.40%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses[1]	0.23

Total Annual Fund Operating Expenses[2]	0.88

1	“Other Expenses” have been restated to reflect current fees.
2	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.75% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$90	$281	$488	$1,084

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; (vi) master notes; and (vii) cash equivalents.

The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.

The Fund invests primarily in those securities that are First Tier Securities (defined below) at the time of purchase.

As permitted by Rule 2a-7 under the Investment Company Act of 1940 (Rule 2a-7), the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulations requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term category, an unrated security of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds. Such securities may also include Rule 144A securities, which are subject to resale restrictions.

The Fund may invest up to 50% of its assets in U.S. dollar denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Foreign Credit Exposure Risk. U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

1        Invesco V.I. Money Market Fund

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing, changes in government regulation and interest rates, and the overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended September 30, 2007): 1.09%
Worst Quarter (ended March 31, 2011): 0.00%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II shares: Inception (12/16/2001)	0.03%	0.42%	1.33%

Invesco V.I. Money Market Fund’s seven day yield on December 31, 2012, was 0.02%. For the current seven day yield, call (800) 959-4246.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing

2        Invesco V.I. Money Market Fund

the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Investment Strategies of the Fund
The Fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations: (i) securities issued by the U.S. Government or its agencies; (ii) bankers’ acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; (vi) master notes; and (vii) cash equivalents.

The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by nongovernment securities such as equity securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality.

The Fund invests primarily in those securities that are First Tier Securities (defined below) at the time of purchase.

As permitted by Rule 2a-7 under the Investment Company Act of 1940 (Rule 2a-7), the Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests in conformity with SEC rules and regulations requirements for money market funds for the quality, maturity, diversification and liquidity of investments. The Fund invests only in U.S. dollar-denominated securities maturing within 397 days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 days, and a dollar-weighted average portfolio maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 days. Each investment must be determined to present minimal credit risks by the Fund’s Adviser pursuant to guidelines approved by the Fund’s Board of Trustees, and must be an “Eligible Security” as defined under applicable regulations. First Tier Securities generally means Eligible Securities rated within the highest short-term category, an unrated security of comparable quality as determined by the Adviser under the supervision of the Board of Trustees, U.S. Government Securities as defined by applicable regulations, and securities issued by other registered money market funds. Such securities may also include Rule 144A securities, which are subject to resale restrictions.

The Fund may invest up to 50% of its assets in U.S. dollar denominated foreign securities. The Fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

In selecting securities for the Fund’s portfolio, the portfolio managers focus on securities that offer safety, liquidity, and a competitive yield. The Adviser conducts a credit analysis of each potential issuer prior to the purchase of its securities.

The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

The Fund may, from time to time, take temporary defensive positions by holding cash, shortening the Fund’s dollar-weighted average maturity or investing in other securities that are eligible securities for purchase by money market funds as described in this prospectus and the Fund’s Statement of Additional Information (SAI) and that are consistent with the Fund’s principal investment strategies, in anticipation of, or in response to, adverse market, economic, political or other conditions. It is possible that such investments could affect the Fund’s returns.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform.

Counterparty Risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuers of instruments in which the Fund invests may be unable to meet interest and/or principal payments. This risk is increased to the extent the Fund invests in junk bonds which may cause the Fund to incur higher expenses to protect its interests. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments, such as reduced revenues or increased expenditures, or adverse economic conditions, such as a recession, than are higher-grade securities. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Foreign Credit Exposure Risk. U.S. dollar denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. Falling interest

3        Invesco V.I. Money Market Fund

rates may also prompt some issuers to refinance existing debt, which could affect the Fund’s performance.

Liquidity Risk. A security is considered to be illiquid if the Fund is unable to sell such security at approximately the value the Fund ascribes to it within seven calendar days. A security may be deemed illiquid due to a lack of trading volume in the security or if the security is privately placed and not traded in any public market or is otherwise restricted from trading. The Fund may be unable to sell illiquid securities at the time or price it desires and could lose its entire investment in such securities. Further, certain restricted securities require special registration, liabilities and costs, and could pose valuation difficulties.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.

Money Market Fund Risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Further regulation could impact the way the Fund is managed, possibly negatively impacting its return. Additionally, the Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

Municipal Securities Risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a desirable price. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond. If interest rates decline, the underlying bond may rise in value, but the cash flows received from that bond may have to be reinvested at a lower interest rate.

Repurchase Agreement Risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Variable-Rate Demand Notes Risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.

Portfolio Holdings
Information concerning the Fund’s portfolio holdings as well as its dollar-weighted average portfolio maturity and dollar-weighted average life to maturity as of the last business day of the preceding month will be posted on its Web site no later than five business days after the end of the month and remain posted on the Web site for six months thereafter.

A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.09% of Invesco V.I. Money Market Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate

4        Invesco V.I. Money Market Fund

account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale”

5        Invesco V.I. Money Market Fund

prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist primarily of ordinary income.

Dividends
The Fund generally declares dividends from net investment income, if any, daily and pays them monthly to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

6        Invesco V.I. Money Market Fund

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

7        Invesco V.I. Money Market Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

									Ratio of		Ratio of
									expenses		expenses
									to average		to average net		Ratio of net
	Net asset				Dividends				net assets		assets without		investment
	value,	Net	Net realized	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	gains (losses)	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income(a)	on securities	operations	income	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets

Series I
Year ended 12/31/12	$1.00	$0.00	$0.00	$0.00	$(0.00)	$1.00	0.03%	$156,931	0.23	%(c)	0.54	%(c)	0.03	%(c)
Year ended 12/31/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	198,533	0.17		0.57		0.05
Year ended 12/31/10	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.18	25,578	0.16		1.01		0.18
Year ended 12/31/09	1.00	0.00	—	0.00	(0.00)	1.00	0.11	33,486	0.65		0.90		0.11
Year ended 12/31/08	1.00	0.02	—	0.02	(0.02)	1.00	2.04	49,004	0.86		0.86		2.02

Series II
Year ended 12/31/12	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	746	0.23	(c)	0.79	(c)	0.03	(c)
Year ended 12/31/11	1.00	0.00	—	0.00	(0.00)	1.00	0.05	1,022	0.17		0.82		0.05
Year ended 12/31/10	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.18	1,024	0.16		1.26		0.18
Year ended 12/31/09	1.00	0.00	—	0.00	(0.00)	1.00	0.06	1,690	0.70		1.15		0.06
Year ended 12/31/08	1.00	0.02	—	0.02	(0.02)	1.00	1.78	2,266	1.11		1.11		1.77

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Ratios are based on average daily net assets (000’s) of $217,293 and $896 for Series I and Series II shares, respectively.

8        Invesco V.I. Money Market Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.12%	8.41%	12.88%	17.53%	22.37%	27.41%	32.66%	38.13%	43.82%	49.74%
End of Year Balance	$10,412.00	$10,840.97	$11,287.62	$11,752.67	$12,236.88	$12,741.04	$13,265.97	$13,812.53	$14,381.61	$14,974.13
Estimated Annual Expenses	$89.81	$93.51	$97.37	$101.38	$105.55	$109.90	$114.43	$119.15	$124.05	$129.17

1 Your actual expenses may be higher or lower than those shown.

9        Invesco V.I. Money Market Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Money Market Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VIMKT-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. S&P 500 Index Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. S&P 500 Index Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Adviser(s)	4
Adviser Compensation	4
Portfolio Managers	4

Other Information	4
Purchase and Redemption of Shares	4
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	5
Taxes	6
Dividends and Distributions	6
Share Classes	7
Payments to Insurance Companies	7

Benchmark Descriptions	7

Financial Highlights	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. S&P 500 Index Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series I shares

Management Fees	0.12%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.27

Total Annual Fund Operating Expenses	0.39

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$40	$125	$219	$493

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies included in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index) and in derivatives and other instruments that have economic characteristics similar to such securities. Invesco Advisers, Inc. (the Adviser) passively manages the Fund’s assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500 Index. The Fund may invest in securities of foreign issuers represented in the S&P 500 Index, which may include securities of issuers located in emerging markets countries (i.e., those that are in the initial stages of their industrial cycles) or depositary receipts.

The Adviser seeks a correlation between the performance of the Fund, before expenses, and that of the S&P 500 Index of 95% or better. A figure of 100% would indicate perfect correlation. The Adviser will adjust the Fund’s investment securities on a quarterly basis.

Buy and sell decisions for the Fund are a function of changes in the S&P 500 Index rather than independent decisions made by the investment team.

The Fund can invest in derivative instruments including futures contracts.

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Indexing Risk. The Fund is operated as a passively managed index fund. As such, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Fund’s portfolio. The Fund will remain invested in common stocks even when stock prices are

1        Invesco V.I. S&P 500 Index Fund

generally falling. Ordinarily, the Adviser will not sell the Fund’s portfolio securities except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares.

The Fund’s ability to correlate its performance, before expenses, with the S&P 500 Index may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 Index is calculated and the timing of purchases and sales, and also depends to some extent on the size of the Fund’s portfolio, the size of cash flows into and out of the Fund and differences between how and when the Fund and the Index are valued.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Morgan Stanley Variable Investment Series S&P 500 Index Portfolio’s (the predecessor fund) performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class X shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. The predecessor fund was reorganized into Series I shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Annual Total Returns

Best Quarter (ended June 30, 2009): 15.92%
Worst Quarter (ended December 31, 2008): -22.05%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I: Inception (05/18/98)	15.66%	1.47%	6.83%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Lipper VUF S&P 500 Funds Index	15.63	1.37	6.79

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the Fund

Anthony Munchak	Portfolio Manager	2010

Glen Murphy	Portfolio Manager	2010

Francis Orlando	Portfolio Manager	2010

Daniel Tsai	Portfolio Manager	2010

Anne Unflat	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies included in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index) and in derivatives and other instruments that have economic characteristics similar to such securities. The Adviser passively manages the Fund’s assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500 Index. For example, if the common stock of a specific company represents five percent of the S&P 500 Index, the Adviser typically will invest the same percentage of the Fund’s assets in that stock. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The Fund may invest in securities of foreign issuers represented in the S&P 500 Index, which may include securities of issuers located in emerging markets countries (i.e., those that are in the initial stages of their industrial cycles) or depositary receipts. A depositary receipt is generally issued by a bank or

2        Invesco V.I. S&P 500 Index Fund

financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Adviser seeks a correlation between the performance of the Fund, before expenses, and that of the S&P 500 Index of 95% or better. A figure of 100% would indicate perfect correlation. The Adviser will adjust the Fund’s investment securities on a quarterly basis.

Buy and sell decisions for the Fund are a function of changes in the S&P 500 Index rather than independent decisions made by the investment team.

The Fund can invest in derivative instruments including futures contracts.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund may also make temporary investments in money market instruments to manage cash flows into and out of the Fund.

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

Risks
The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

3        Invesco V.I. S&P 500 Index Fund

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Indexing Risk. Another risk of investing in the Fund arises from its operation as a passively managed index Fund. As such, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Fund’s portfolio. The Fund will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the Adviser will not sell the Fund’s portfolio securities except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares.

The performance of the S&P 500 Index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs which will be borne by the Fund (i.e., advisory fee, transfer agency and accounting costs).

The Fund’s ability to correlate its performance, before expenses, with the S&P 500 Index may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 Index is calculated and the timing of purchases and sales. The Fund’s ability to correlate its performance to the Index also depends to some extent on the size of the Fund’s portfolio, the size of cash flows into and out of the Fund and differences between how and when the Fund and the Index are valued. The Adviser regularly monitors the correlation and, in the event the desired correlation is not achieved, the Adviser will determine what additional investment changes may need to be made.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.06% of Invesco V.I. S&P 500 Index Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Anthony Munchak, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

■	Francis Orlando, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1987.

■	Daniel Tsai, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Anne Unflat, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion,

4        Invesco V.I. S&P 500 Index Fund

whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer

5        Invesco V.I. S&P 500 Index Fund

specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-Term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

6        Invesco V.I. S&P 500 Index Fund

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions, on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF S&P 500 Funds Index is an unmanaged index considered representative of S&P 500 variable insurance underlying funds tracked by Lipper.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

7        Invesco V.I. S&P 500 Index Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$11.36	$0.25	$1.54	$1.79	$(0.26)	$12.89	15.77%	$32,634	0.33	%(d)	0.39	%(d)	1.97	%(d)	4%
Year ended 12/31/11	11.42	0.21	(0.04)	0.17	(0.23)	11.36	1.76	32,889	0.28		0.31		1.81		4
Year ended 12/31/10	10.14	0.19	1.29	1.48	(0.20)	11.42	14.87	37,651	0.28		0.42		1.79		6
Year ended 12/31/09	8.27	0.18	1.94	2.12	(0.25)	10.14	26.34	38,873	0.28	(e)	0.28	(e)	2.09	(e)	5
Year ended 12/31/08	13.46	0.23	(5.14)	(4.91)	(0.28)	8.27	(37.07)	33,801	0.30	(e)	0.30	(e)	2.01	(e)	14

Series II
Year ended 12/31/12	11.30	0.22	1.54	1.76	(0.23)	12.83	15.52	64,657	0.58	(d)	0.64	(d)	1.72	(d)	4
Year ended 12/31/11	11.35	0.18	(0.03)	0.15	(0.20)	11.30	1.53	67,378	0.53		0.56		1.56		4
Year ended 12/31/10	10.08	0.16	1.28	1.44	(0.17)	11.35	14.58	88,407	0.53		0.67		1.54		6
Year ended 12/31/09	8.21	0.16	1.93	2.09	(0.22)	10.08	26.06	91,515	0.53	(e)	0.53	(e)	1.84	(e)	5
Year ended 12/31/08	13.36	0.20	(5.11)	(4.91)	(0.24)	8.21	(37.27)	80,115	0.55	(e)	0.55	(e)	1.76	(e)	14

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for the periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $34,009 and $67,609 for Series I and Series II shares, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is less than 0.005%.

8        Invesco V.I. S&P 500 Index Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078, Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. S&P 500 Index Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us MS-VISPI-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. S&P 500 Index Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. S&P 500 Index Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	4
The Adviser(s)	4
Adviser Compensation	4
Portfolio Managers	4

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	6
Dividends and Distributions	7
Share Classes	7
Distribution Plan	7
Payments to Insurance Companies	7

Benchmark Descriptions	7

Financial Highlights	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. S&P 500 Index Fund

Fund Summary

Investment Objective
The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Series II shares

Management Fees	0.12%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.27

Total Annual Fund Operating Expenses	0.64

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$65	$205	$357	$798

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies included in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index) and in derivatives and other instruments that have economic characteristics similar to such securities. Invesco Advisers, Inc. (the Adviser) passively manages the Fund’s assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500 Index. The Fund may invest in securities of foreign issuers represented in the S&P 500 Index, which may include securities of issuers located in emerging markets countries (i.e., those that are in the initial stages of their industrial cycles) or depositary receipts.

The Adviser seeks a correlation between the performance of the Fund, before expenses, and that of the S&P 500 Index of 95% or better. A figure of 100% would indicate perfect correlation. The Adviser will adjust the Fund’s investment securities on a quarterly basis.

Buy and sell decisions for the Fund are a function of changes in the S&P 500 Index rather than independent decisions made by the investment team.

The Fund can invest in derivative instruments including futures contracts.

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Indexing Risk. The Fund is operated as a passively managed index fund. As such, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Fund’s portfolio. The Fund will remain invested in common stocks even when stock prices are

1        Invesco V.I. S&P 500 Index Fund

generally falling. Ordinarily, the Adviser will not sell the Fund’s portfolio securities except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares.

The Fund’s ability to correlate its performance, before expenses, with the S&P 500 Index may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 Index is calculated and the timing of purchases and sales, and also depends to some extent on the size of the Fund’s portfolio, the size of cash flows into and out of the Fund and differences between how and when the Fund and the Index are valued.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and Morgan Stanley Variable Investment Series S&P 500 Index Portfolio’s (the predecessor fund) performance to that of a broad-based/style specific securities market benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and the predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class Y shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series II shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended June 30, 2009): 15.74%.
Worst Quarter (ended December 31, 2008): -22.11%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II: Inception (06/05/00)	15.52%	1.23%	6.57%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Lipper VUF S&P 500 Funds Index	15.63	1.37	6.79

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the Fund

Anthony Munchak	Portfolio Manager	2010

Glen Murphy	Portfolio Manager	2010

Francis Orlando	Portfolio Manager	2010

Daniel Tsai	Portfolio Manager	2010

Anne Unflat	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies included in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index) and in derivatives and other instruments that have economic characteristics similar to such securities. The Adviser passively manages the Fund’s assets by investing in stocks in approximately the same proportion as they are represented in the S&P 500 Index. For example, if the common stock of a specific company represents

2        Invesco V.I. S&P 500 Index Fund

five percent of the S&P 500 Index, the Adviser typically will invest the same percentage of the Fund’s assets in that stock. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies representing a significant portion of the market value of all common stocks publicly traded in the United States. The Fund may invest in securities of foreign issuers represented in the S&P 500 Index, which may include securities of issuers located in emerging markets countries (i.e., those that are in the initial stages of their industrial cycles) or depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Adviser seeks a correlation between the performance of the Fund, before expenses, and that of the S&P 500 Index of 95% or better. A figure of 100% would indicate perfect correlation. The Adviser will adjust the Fund’s investment securities on a quarterly basis.

Buy and sell decisions for the Fund are a function of changes in the S&P 500 Index rather than independent decisions made by the investment team.

The Fund can invest in derivative instruments including futures contracts.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund may also make temporary investments in money market instruments to manage cash flows into and out of the Fund.

The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

Risks
The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

3        Invesco V.I. S&P 500 Index Fund

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Indexing Risk. Another risk of investing in the Fund arises from its operation as a passively managed index Fund. As such, the adverse performance of a particular stock ordinarily will not result in the elimination of the stock from the Fund’s portfolio. The Fund will remain invested in common stocks even when stock prices are generally falling. Ordinarily, the Adviser will not sell the Fund’s portfolio securities except to reflect additions or deletions of the stocks that comprise the S&P 500 Index, or as may be necessary to raise cash to pay Fund shareholders who sell Fund shares.

The performance of the S&P 500 Index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs which will be borne by the Fund (i.e., advisory fee, transfer agency and accounting costs).

The Fund’s ability to correlate its performance, before expenses, with the S&P 500 Index may be affected by, among other things, changes in securities markets, the manner in which the S&P 500 Index is calculated and the timing of purchases and sales. The Fund’s ability to correlate its performance to the Index also depends to some extent on the size of the Fund’s portfolio, the size of cash flows into and out of the Fund and differences between how and when the Fund and the Index are valued. The Adviser regularly monitors the correlation and, in the event the desired correlation is not achieved, the Adviser will determine what additional investment changes may need to be made.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation. There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.06% of Invesco V.I. S&P 500 Index Fund’s average daily net assets after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Anthony Munchak, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

■	Francis Orlando, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1987.

■	Daniel Tsai, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

■	Anne Unflat, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

4        Invesco V.I. S&P 500 Index Fund

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. A fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the insurance company to take action to stop such activities, or (ii) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of the Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

5        Invesco V.I. S&P 500 Index Fund

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities: Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities: If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.

Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities: Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-Term Securities: The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options: Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements: Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-End Funds: To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from Invesco as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

6        Invesco V.I. S&P 500 Index Fund

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
The insurance company that issued your variable product, or one of its affiliates may receive all the Rule 12b-1 distribution fees discussed above. In addition to those payments, Invesco Distributors, Inc., the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or the insurance company’s affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and Fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF S&P 500 Funds Index is an unmanaged index considered representative of S&P 500 variable insurance underlying funds tracked by Lipper.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

7        Invesco V.I. S&P 500 Index Fund

Financial Highlights

The financial highlights show the Fund’s and the predecessor fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s and the predecessor fund’s financial performance. The Fund has the same investment objective and similar investment policies as the predecessor fund. Certain information reflects financial results for a single Fund or predecessor fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund and the predecessor fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended after June 1, 2010 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request. The information for the fiscal years ended prior to June 1, 2010 has been audited by the auditor to the predecessor fund.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$11.36	$0.25	$1.54	$1.79	$(0.26)	$12.89	15.77%	$32,634	0.33	%(d)	0.39	%(d)	1.97	%(d)	4%
Year ended 12/31/11	11.42	0.21	(0.04)	0.17	(0.23)	11.36	1.76	32,889	0.28		0.31		1.81		4
Year ended 12/31/10	10.14	0.19	1.29	1.48	(0.20)	11.42	14.87	37,651	0.28		0.42		1.79		6
Year ended 12/31/09	8.27	0.18	1.94	2.12	(0.25)	10.14	26.34	38,873	0.28	(e)	0.28	(e)	2.09	(e)	5
Year ended 12/31/08	13.46	0.23	(5.14)	(4.91)	(0.28)	8.27	(37.07)	33,801	0.30	(e)	0.30	(e)	2.01	(e)	14

Series II
Year ended 12/31/12	11.30	0.22	1.54	1.76	(0.23)	12.83	15.52	64,657	0.58	(d)	0.64	(d)	1.72	(d)	4
Year ended 12/31/11	11.35	0.18	(0.03)	0.15	(0.20)	11.30	1.53	67,378	0.53		0.56		1.56		4
Year ended 12/31/10	10.08	0.16	1.28	1.44	(0.17)	11.35	14.58	88,407	0.53		0.67		1.54		6
Year ended 12/31/09	8.21	0.16	1.93	2.09	(0.22)	10.08	26.06	91,515	0.53	(e)	0.53	(e)	1.84	(e)	5
Year ended 12/31/08	13.36	0.20	(5.11)	(4.91)	(0.24)	8.21	(37.27)	80,115	0.55	(e)	0.55	(e)	1.76	(e)	14

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for the periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s omitted) of $34,009 and $67,609 for Series I and Series II shares, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is less than 0.005%.

8        Invesco V.I. S&P 500 Index Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will file its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, as filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain free a copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. S&P 500 Index Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us MS-VISPI-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Small Cap Equity Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Small Cap Equity Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	3
The Adviser(s)	3
Adviser Compensation	3
Portfolio Managers	3

Other Information	3
Purchase and Redemption of Shares	3
Excessive Short-Term Trading Activity Disclosure	3
Pricing of Shares	4
Taxes	5
Dividends and Distributions	5
Share Classes	5
Payments to Insurance Companies	5

Benchmark Descriptions	6

Financial Highlights	7

Hypothetical Investment and Expense Information	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Small Cap Equity Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I shares

Management Fees	0.74%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.32

Total Annual Fund Operating Expenses[1]	1.06

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 2.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$108	$337	$585	$1,294

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell 2000® Index ranged from $27 million to $4.7 billion.

The Fund may also invest up to 25% of its net assets in foreign securities.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the S&P Small Cap 600 Index, which the portfolio managers believe represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

■	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry

■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon

■	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio

The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

1        Invesco V.I. Small Cap Equity Fund

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended June 30, 2009): 20.02%
Worst Quarter (ended December 31, 2008): -23.80%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Series I shares: Inception (8/29/2003)	13.89%	3.90%	7.79%

S&P 500® Index (reflects no deductions for fees, expenses or taxes): from (8/31/2003)	16.00	1.66	5.93

Russell 2000® Index (reflects no deductions for fees, expenses or taxes): from (8/31/2003)	16.35	3.56	7.30

Lipper VUF Small-Cap Core Funds Index: from (8/31/2003)	15.27	3.46	6.64

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Juliet Ellis	Portfolio Manager (lead)	2004

Juan Hartsfield	Portfolio Manager	2006

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell 2000® Index ranged from $27 million to $4.7 billion.

The Fund may also invest up to 25% of its net assets in foreign securities.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the S&P Small Cap 600 Index, which the portfolio managers believe represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

■	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry

■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon

■	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio

The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by

2        Invesco V.I. Small Cap Equity Fund

political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.74% of Invesco V.I. Small Cap Equity Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Juliet Ellis, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.

■	Juan Hartsfield, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 2004.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund

3        Invesco V.I. Small Cap Equity Fund

shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities

4        Invesco V.I. Small Cap Equity Fund

end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or

5        Invesco V.I. Small Cap Equity Fund

indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core variable insurance underlying funds tracked by Lipper.

Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

6        Invesco V.I. Small Cap Equity Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$16.41	$0.01	$2.27	$2.28	$—	$—	$—	$18.69	13.89%	$205,566	1.06	%(d)	1.06	%(d)	0.05	%(d)	36%
Year ended 12/31/11	16.53	(0.05)	(0.07)	(0.12)	—	—	—	16.41	(0.73)	217,287	1.06		1.06		(0.27)		61
Year ended 12/31/10	12.86	(0.02)	3.69	3.67	—	—	—	16.53	28.54	220,925	1.07		1.07		(0.11)		46
Year ended 12/31/09	10.62	(0.00)	2.26	2.26	(0.02)	—	(0.02)	12.86	21.29	178,949	1.09		1.09		(0.01)		46
Year ended 12/31/08	15.53	0.02	(4.88)	(4.86)	—	(0.05)	(0.05)	10.62	(31.31)	152,310	1.09		1.09		0.16		55

Series II
Year ended 12/31/12	16.11	(0.03)	2.23	2.20	—	—	—	18.31	13.66	83,096	1.31	(d)	1.31	(d)	(0.20	)(d)	36
Year ended 12/31/11	16.27	(0.09)	(0.07)	(0.16)	—	—	—	16.11	(0.98)	54,691	1.31		1.31		(0.52)		61
Year ended 12/31/10	12.69	(0.05)	3.63	3.58	—	—	—	16.27	28.21	33,670	1.32		1.32		(0.36)		46
Year ended 12/31/09	10.51	(0.03)	2.23	2.20	(0.02)	—	(0.02)	12.69	20.90	14,048	1.34		1.34		(0.26)		46
Year ended 12/31/08	15.39	(0.00)	(4.83)	(4.83)	—	(0.05)	(0.05)	10.51	(31.40)	5,557	1.34		1.34		(0.09)		55

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $213,790 and $69,945 for Series I and Series II shares, respectively.

7        Invesco V.I. Small Cap Equity Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.94%	8.04%	12.29%	16.72%	21.31%	26.09%	31.06%	36.23%	41.59%	47.17%
End of Year Balance	$10,394.00	$10,803.52	$11,229.18	$11,671.61	$12,131.47	$12,609.45	$13,106.27	$13,622.65	$14,159.39	$14,717.27
Estimated Annual Expenses	$108.09	$112.35	$116.77	$121.37	$126.16	$131.13	$136.29	$141.66	$147.24	$153.05

1 Your actual expenses may be higher or lower than those shown.

8        Invesco V.I. Small Cap Equity Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Small Cap Equity Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VISCE-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Small Cap Equity Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Small Cap Equity Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	3
The Adviser(s)	3
Adviser Compensation	3
Portfolio Managers	3

Other Information	3
Purchase and Redemption of Shares	3
Excessive Short-Term Trading Activity Disclosure	3
Pricing of Shares	4
Taxes	5
Dividends and Distributions	5
Share Classes	5
Distribution Plan	5
Payments to Insurance Companies	5

Benchmark Descriptions	6

Financial Highlights	7

Hypothetical Investment and Expense Information	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Small Cap Equity Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II shares

Management Fees	0.74%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.32

Total Annual Fund Operating Expenses[1]	1.31

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$133	$415	$718	$1,579

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell 2000® Index ranged from $27 million to $4.7 billion.

The Fund may also invest up to 25% of its net assets in foreign securities.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the S&P Small Cap 600 Index, which the portfolio managers believe represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

■	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry

■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon

■	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio

The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

1        Invesco V.I. Small Cap Equity Fund

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended June 30, 2009): 20.04%
Worst Quarter (ended December 31, 2008): -23.77%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Series II shares: Inception (8/29/2003)	13.66%	3.66%	7.55%

S&P 500® Index (reflects no deductions for fees, expenses or taxes): from (8/31/2003)	16.00	1.66	5.93

Russell 2000® Index (reflects no deductions for fees, expenses or taxes): from (8/31/2003)	16.35	3.56	7.30

Lipper VUF Small-Cap Core Funds Index: from (8/31/2003)	15.27	3.46	6.64

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Juliet Ellis	Portfolio Manager (lead)	2004

Juan Hartsfield	Portfolio Manager	2006

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be a small-capitalization issuer if it has a market capitalization, at the time of purchase, no larger than the largest capitalized issuer included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell 2000® Index ranged from $27 million to $4.7 billion.

The Fund may also invest up to 25% of its net assets in foreign securities.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the Fund with the S&P Small Cap 600 Index, which the portfolio managers believe represents the small cap core asset class. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

■	Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with management. The goal is to find high quality, fundamentally sound issuers operating in an attractive industry

■	Valuation analysis focuses on identifying attractively valued securities given their growth potential over a one- to two-year horizon

■	Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a security shows signs of deterioration, it will not be considered as a candidate for the portfolio

The portfolio managers consider selling a security if the investment thesis for owning the security is no longer valid, the stock reaches its price target or timeliness factors indicate that the risk/return characteristics of the stock as viewed in the market are no longer attractive.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

2        Invesco V.I. Small Cap Equity Fund

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.74% of Invesco V.I. Small Cap Equity Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Juliet Ellis, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2004 and has been associated with Invesco and/or its affiliates since 2004.

■	Juan Hartsfield, Portfolio Manager, who has been responsible for the Fund since 2006 and has been associated with Invesco and/or its affiliates since 2004.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to

3        Invesco V.I. Small Cap Equity Fund

maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

4        Invesco V.I. Small Cap Equity Fund

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance

5        Invesco V.I. Small Cap Equity Fund

company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core variable insurance underlying funds tracked by Lipper.

Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000® Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

6        Invesco V.I. Small Cap Equity Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$16.41	$0.01	$2.27	$2.28	$—	$—	$—	$18.69	13.89%	$205,566	1.06	%(d)	1.06	%(d)	0.05	%(d)	36%
Year ended 12/31/11	16.53	(0.05)	(0.07)	(0.12)	—	—	—	16.41	(0.73)	217,287	1.06		1.06		(0.27)		61
Year ended 12/31/10	12.86	(0.02)	3.69	3.67	—	—	—	16.53	28.54	220,925	1.07		1.07		(0.11)		46
Year ended 12/31/09	10.62	(0.00)	2.26	2.26	(0.02)	—	(0.02)	12.86	21.29	178,949	1.09		1.09		(0.01)		46
Year ended 12/31/08	15.53	0.02	(4.88)	(4.86)	—	(0.05)	(0.05)	10.62	(31.31)	152,310	1.09		1.09		0.16		55

Series II
Year ended 12/31/12	16.11	(0.03)	2.23	2.20	—	—	—	18.31	13.66	83,096	1.31	(d)	1.31	(d)	(0.20	)(d)	36
Year ended 12/31/11	16.27	(0.09)	(0.07)	(0.16)	—	—	—	16.11	(0.98)	54,691	1.31		1.31		(0.52)		61
Year ended 12/31/10	12.69	(0.05)	3.63	3.58	—	—	—	16.27	28.21	33,670	1.32		1.32		(0.36)		46
Year ended 12/31/09	10.51	(0.03)	2.23	2.20	(0.02)	—	(0.02)	12.69	20.90	14,048	1.34		1.34		(0.26)		46
Year ended 12/31/08	15.39	(0.00)	(4.83)	(4.83)	—	(0.05)	(0.05)	10.51	(31.40)	5,557	1.34		1.34		(0.09)		55

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $213,790 and $69,945 for Series I and Series II shares, respectively.

7        Invesco V.I. Small Cap Equity Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.69%	7.52%	11.48%	15.60%	19.86%	24.29%	28.87%	33.63%	38.56%	43.67%
End of Year Balance	$10,369.00	$10,751.62	$11,148.35	$11,559.72	$11,986.28	$12,428.57	$12,887.19	$13,362.72	$13,855.81	$14,367.09
Estimated Annual Expenses	$133.42	$138.34	$143.44	$148.74	$154.23	$159.92	$165.82	$171.94	$178.28	$184.86

1 Your actual expenses may be higher or lower than those shown.

8        Invesco V.I. Small Cap Equity Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Small Cap Equity Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VISCE-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Technology Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Technology Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	7
Payments to Insurance Companies	7

Benchmark Descriptions	8

Financial Highlights	9

Hypothetical Investment and Expense Information	10

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Technology Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I shares

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.41

Total Annual Fund Operating Expenses[1]	1.16

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 2.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$118	$368	$638	$1,409

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its total assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the Fund’s portfolio managers determine that its primary business is within technology-related industries.

The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

While the portfolio managers may invest in securities of issuers of any market capitalization, they tend to favor the securities of mid- and large-capitalization issuers to avoid liquidity problems that can be associated with some securities of small-capitalization issuers.

The Fund may invest up to 50% of its net assets in foreign securities of issuers doing business in technology-related industries, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest in depositary receipts or local shares to gain exposure to foreign companies.

The Fund can invest in derivative instruments, including options and futures contracts.

The Fund can use options, including call options, for hedging and investment purposes.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash as a hedge against downside risk.

In selecting securities for the Fund, the portfolio managers use a research-oriented bottom-up investment approach, focusing on issuer fundamentals and growth prospects. Security selection is then further refined by valuation and timeliness analysis. In general, the Fund invests in securities of issuers that the portfolio managers believe currently exhibit or will develop a sustainable competitive advantage, a free cash flow generating business model and strong returns on invested capital. Technology issuers able to capitalize on the key secular themes identified by the portfolio managers are emphasized.

Valuation plays a critical role in the security selection process. The primary metric used by the portfolio managers to determine a security’s target valuation is cash flow. In addition to valuation analysis, the portfolio managers analyze product cycle and seasonality-driven measures to help determine the best time to purchase or sell a security.

The portfolio managers will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; (3) it no longer meets the investment criteria; or (4) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly

1        Invesco V.I. Technology Fund

unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Technology Sector Risk. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Advisers, Inc. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended March 31, 2012): 22.23%
Worst Quarter (ended December 31, 2008): -25.71%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I shares: Inception (5/20/1997)	11.28%	2.28%	7.54%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

BofA Merrill Lynch 100 Technology Index (reflects no deductions for fees, expenses or taxes) (price only)	9.77	-0.05	8.76

Lipper VUF Science & Technology Funds Classification Average	13.35	2.08	8.63

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Warren Tennant	Portfolio Manager (lead)	2008

Brian Nelson	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

2        Invesco V.I. Technology Fund

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its total assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the Fund’s portfolio managers determine that its primary business is within technology-related industries.

Issuers in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, medical technology, biotechnology, as well as service-related companies in the information technology industry.

The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

While the portfolio managers may invest in securities of issuers of any market capitalization, they tend to favor the securities of mid- and large-capitalization issuers to avoid liquidity problems that can be associated with some securities of small-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000® Index ranged from $319.4 million to $498.9 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell Midcap® Index ranged from $319.4 million to $21.5 billion.

The Fund may invest up to 50% of its net assets in foreign securities of issuers doing business in technology-related industries, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest in depositary receipts or local shares to gain exposure to foreign companies. A depository receipt is generally issued by a bank or financial institution and represents ownership interest in the common stock or other equity securities of a foreign company.

The Fund can invest in derivative instruments, including options and futures contracts. An option is a derivative financial instrument that represents a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including call options, for hedging and investment purposes.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.

In selecting securities for the Fund, the portfolio managers use a research-oriented bottom-up investment approach, focusing on issuer fundamentals and growth prospects. Security selection is then further refined by valuation and timeliness analysis. In general, the Fund invests in securities of issuers that the portfolio managers believe currently exhibit or will develop a sustainable competitive advantage, a free cash flow generating business model and strong returns on invested capital. Technology issuers able to capitalize on the key secular themes identified by the portfolio managers are emphasized.

Valuation plays a critical role in the security selection process. The primary metric used by the portfolio managers to determine a security’s target valuation is cash flow. In addition to valuation analysis, the portfolio managers analyze product cycle and seasonality-driven measures to help determine the best time to purchase or sell a security.

The portfolio managers will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; (3) it no longer meets the investment criteria; or (4) a more attractive investment opportunity is identified.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value

3        Invesco V.I. Technology Fund

than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy. This means that the Fund’s investment concentration in the sector is higher than most mutual funds and the broad securities market. Consequently, the Fund may be more volatile than other mutual funds, and consequently the value of an investment in the Fund may tend to rise and fall more rapidly.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Technology Sector Risk. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

4        Invesco V.I. Technology Fund

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.75% of Invesco V.I. Technology Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Warren Tennant, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2000.

■	Brian Nelson, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2004.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there

5        Invesco V.I. Technology Fund

can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service

6        Invesco V.I. Technology Fund

and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The

7        Invesco V.I. Technology Fund

prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Science & Technology Funds Classification Average represents an average of all of the variable insurance underlying funds in the Lipper Science & Technology Funds classification.

BofA Merrill Lynch 100 Technology Index is an unmanaged, price-only, equal-dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

8        Invesco V.I. Technology Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

									Ratio of		Ratio of
			Net gains						expenses		expenses		Ratio of net
			(losses)						to average		to average net		investment
	Net asset	Net	on securities		Dividends				net assets		assets without		income
	value,	investment	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		(loss) to
	beginning	income	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$15.16	$(0.07)	$1.78	$1.71	$—	$16.87	11.28%	$95,371	1.16	%(d)	1.16	%(d)	(0.42	)%(d)	42%
Year ended 12/31/11	16.00	(0.10)	(0.71)	(0.81)	(0.03)	15.16	(5.05)	100,579	1.12		1.12		(0.62)		41
Year ended 12/31/10	13.19	0.02	2.79	2.81	—	16.00	21.30	128,304	1.14		1.14		0.18		43
Year ended 12/31/09	8.38	(0.03)	4.84	4.81	—	13.19	57.40	119,369	1.18		1.19		(0.27)		42
Year ended 12/31/08	15.10	0.01	(6.73)	(6.72)	—	8.38	(44.50)	71,546	1.15		1.16		0.05		81

Series II
Year ended 12/31/12	14.86	(0.11)	1.75	1.64	—	16.50	11.04	2,118	1.41	(d)	1.41	(d)	(0.67	)(d)	42
Year ended 12/31/11	15.71	(0.14)	(0.70)	(0.84)	(0.01)	14.86	(5.32)	1,613	1.37		1.37		(0.87)		41
Year ended 12/31/10	12.98	(0.01)	2.74	2.73	—	15.71	21.03	1,198	1.39		1.39		(0.07)		43
Year ended 12/31/09	8.26	(0.06)	4.78	4.72	—	12.98	57.14	417	1.43		1.44		(0.52)		42
Year ended 12/31/08	14.95	(0.02)	(6.67)	(6.69)	—	8.26	(44.75)	115	1.40		1.41		(0.20)		81

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $103,947 and $2,012 for Series I and Series II, respectively.

9        Invesco V.I. Technology Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.84%	7.83%	11.97%	16.27%	20.73%	25.37%	30.18%	35.18%	40.37%	45.76%
End of Year Balance	$10,384.00	$10,782.75	$11,196.80	$11,626.76	$12,073.23	$12,536.84	$13,018.25	$13,518.16	$14,037.25	$14,576.28
Estimated Annual Expenses	$118.23	$122.77	$127.48	$132.38	$137.46	$142.74	$148.22	$153.91	$159.82	$165.96

1 Your actual expenses may be higher or lower than those shown.

10        Invesco V.I. Technology Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Technology Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us I-VITEC-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Technology Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Technology Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	7
Distribution Plan	7
Payments to Insurance Companies	7

Benchmark Descriptions	8

Financial Highlights	9

Hypothetical Investment and Expense Information	10

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Technology Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II shares

Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.41

Total Annual Fund Operating Expenses[1]	1.41

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$144	$446	$771	$1,691

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its total assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the Fund’s portfolio managers determine that its primary business is within technology-related industries.

The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

While the portfolio managers may invest in securities of issuers of any market capitalization, they tend to favor the securities of mid- and large-capitalization issuers to avoid liquidity problems that can be associated with some securities of small-capitalization issuers.

The Fund may invest up to 50% of its net assets in foreign securities of issuers doing business in technology-related industries, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest in depositary receipts or local shares to gain exposure to foreign companies.

The Fund can invest in derivative instruments, including options and futures contracts.

The Fund can use options, including call options, for hedging and investment purposes.

The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash as a hedge against downside risk.

In selecting securities for the Fund, the portfolio managers use a research-oriented bottom-up investment approach, focusing on issuer fundamentals and growth prospects. Security selection is then further refined by valuation and timeliness analysis. In general, the Fund invests in securities of issuers that the portfolio managers believe currently exhibit or will develop a sustainable competitive advantage, a free cash flow generating business model and strong returns on invested capital. Technology issuers able to capitalize on the key secular themes identified by the portfolio managers are emphasized.

Valuation plays a critical role in the security selection process. The primary metric used by the portfolio managers to determine a security’s target valuation is cash flow. In addition to valuation analysis, the portfolio managers analyze product cycle and seasonality-driven measures to help determine the best time to purchase or sell a security.

The portfolio managers will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; (3) it no longer meets the investment criteria; or (4) a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly

1        Invesco V.I. Technology Fund

unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Technology Sector Risk. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. Series II shares performance shown prior to the inception date is that of Series I shares adjusted to reflect the Rule 12b-1 fees applicable to Series II shares. Series II shares performance shown for 2004 is the blended return of Series II shares since their inception and restated performance of Series I shares adjusted to reflect the Rule 12b-1 fees applicable to Series II shares. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Advisers, Inc. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended March 31, 2012): 22.21%
Worst Quarter (ended December 31, 2008): -25.92%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II shares[1]: Inception (4/30/2004)	11.04%	2.01%	7.26%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

BofA Merrill Lynch 100 Technology Index (reflects no deductions for fees, expenses or taxes) (price only)	9.77	-0.05	8.76

Lipper VUF Science & Technology Funds Classification Average	13.35	2.08	8.63

1	Series II shares’ performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares’ performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Series I shares is May 20, 1997.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Warren Tennant	Portfolio Manager (lead)	2008

Brian Nelson	Portfolio Manager	2009

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

2        Invesco V.I. Technology Fund

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in technology-related industries and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.

The Fund considers an issuer to be doing business in technology-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in technology-related industries; (2) at least 50% of its total assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the Fund’s portfolio managers determine that its primary business is within technology-related industries.

Issuers in technology-related industries include, but are not limited to, those involved in the design, manufacture, distribution, licensing, or provision of various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, medical technology, biotechnology, as well as service-related companies in the information technology industry.

The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.

While the portfolio managers may invest in securities of issuers of any market capitalization, they tend to favor the securities of mid- and large-capitalization issuers to avoid liquidity problems that can be associated with some securities of small-capitalization issuers.

The Fund considers an issuer to be a large-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent date during the current month. As of December 31, 2012, the capitalization of companies in the Russell 1000® Index ranged from $319.4 million to $498.9 billion.

The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2012, the capitalization of companies in the Russell Midcap® Index ranged from $319.4 million to $21.5 billion.

The Fund may invest up to 50% of its net assets in foreign securities of issuers doing business in technology-related industries, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest in depositary receipts or local shares to gain exposure to foreign companies. A depository receipt is generally issued by a bank or financial institution and represents ownership interest in the common stock or other equity securities of a foreign company.

The Fund can invest in derivative instruments, including options and futures contracts. An option is a derivative financial instrument that represents a contract between two parties for a future transaction on an asset at a reference price. The buyer of the option gains the right, but not the obligation, to engage in that transaction, while the seller incurs the corresponding obligation to fulfill the transaction. The price of an option derives from the difference between the reference price and the value of the underlying asset (commonly a stock, a bond, a currency or a futures contract) plus a premium based on the time remaining until the expiration of the option. Other types of options exist, and options can in principle be created for any type of valuable asset. The Fund can use options, including call options, for hedging and investment purposes.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market by equitizing cash and as a hedge against downside risk.

In selecting securities for the Fund, the portfolio managers use a research-oriented bottom-up investment approach, focusing on issuer fundamentals and growth prospects. Security selection is then further refined by valuation and timeliness analysis. In general, the Fund invests in securities of issuers that the portfolio managers believe currently exhibit or will develop a sustainable competitive advantage, a free cash flow generating business model and strong returns on invested capital. Technology issuers able to capitalize on the key secular themes identified by the portfolio managers are emphasized.

Valuation plays a critical role in the security selection process. The primary metric used by the portfolio managers to determine a security’s target valuation is cash flow. In addition to valuation analysis, the portfolio managers analyze product cycle and seasonality-driven measures to help determine the best time to purchase or sell a security.

The portfolio managers will consider selling the security of an issuer if, among other things, (1) a security’s price reaches its valuation target; (2) an issuer’s fundamentals deteriorate; (3) it no longer meets the investment criteria; or (4) a more attractive investment opportunity is identified.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

3        Invesco V.I. Technology Fund

Risks
The principal risks of investing in the Fund are:

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy. This means that the Fund’s investment concentration in the sector is higher than most mutual funds and the broad securities market. Consequently, the Fund may be more volatile than other mutual funds, and consequently the value of an investment in the Fund may tend to rise and fall more rapidly.

4        Invesco V.I. Technology Fund

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Technology Sector Risk. Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.75% of Invesco V.I. Technology Fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Warren Tennant, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2008 and has been associated with Invesco and/or its affiliates since 2000.

■	Brian Nelson, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2004.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of

5        Invesco V.I. Technology Fund

variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the

6        Invesco V.I. Technology Fund

principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those

7        Invesco V.I. Technology Fund

investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Science & Technology Funds Classification Average represents an average of all of the variable insurance underlying funds in the Lipper Science & Technology Funds classification.

BofA Merrill Lynch 100 Technology Index is an unmanaged, price-only, equal-dollar-weighted index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

8        Invesco V.I. Technology Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

									Ratio of		Ratio of
			Net gains						expenses		expenses		Ratio of net
			(losses)						to average		to average net		investment
	Net asset	Net	on securities		Dividends				net assets		assets without		income
	value,	investment	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		(loss) to
	beginning	income	realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$15.16	$(0.07)	$1.78	$1.71	$—	$16.87	11.28%	$95,371	1.16	%(d)	1.16	%(d)	(0.42	)%(d)	42%
Year ended 12/31/11	16.00	(0.10)	(0.71)	(0.81)	(0.03)	15.16	(5.05)	100,579	1.12		1.12		(0.62)		41
Year ended 12/31/10	13.19	0.02	2.79	2.81	—	16.00	21.30	128,304	1.14		1.14		0.18		43
Year ended 12/31/09	8.38	(0.03)	4.84	4.81	—	13.19	57.40	119,369	1.18		1.19		(0.27)		42
Year ended 12/31/08	15.10	0.01	(6.73)	(6.72)	—	8.38	(44.50)	71,546	1.15		1.16		0.05		81

Series II
Year ended 12/31/12	14.86	(0.11)	1.75	1.64	—	16.50	11.04	2,118	1.41	(d)	1.41	(d)	(0.67	)(d)	42
Year ended 12/31/11	15.71	(0.14)	(0.70)	(0.84)	(0.01)	14.86	(5.32)	1,613	1.37		1.37		(0.87)		41
Year ended 12/31/10	12.98	(0.01)	2.74	2.73	—	15.71	21.03	1,198	1.39		1.39		(0.07)		43
Year ended 12/31/09	8.26	(0.06)	4.78	4.72	—	12.98	57.14	417	1.43		1.44		(0.52)		42
Year ended 12/31/08	14.95	(0.02)	(6.67)	(6.69)	—	8.26	(44.75)	115	1.40		1.41		(0.20)		81

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $103,947 and $2,012 for Series I and Series II, respectively.

9        Invesco V.I. Technology Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%	1.41%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.59%	7.31%	11.16%	15.15%	19.29%	23.57%	28.00%	32.60%	37.36%	42.29%
End of Year Balance	$10,359.00	$10,730.89	$11,116.13	$11,515.20	$11,928.59	$12,356.83	$12,800.44	$13,259.97	$13,736.01	$14,229.13
Estimated Annual Expenses	$143.53	$148.68	$154.02	$159.55	$165.28	$171.21	$177.36	$183.73	$190.32	$197.15

1 Your actual expenses may be higher or lower than those shown.

10        Invesco V.I. Technology Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Technology Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us I-VITEC-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Utilities Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Utilities Fund’s investment objective is long-term growth of capital and, secondarily, current income.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	3
The Adviser(s)	3
Adviser Compensation	3
Portfolio Managers	3

Other Information	3
Purchase and Redemption of Shares	3
Excessive Short-Term Trading Activity Disclosure	4
Pricing of Shares	4
Taxes	5
Dividends and Distributions	5
Share Classes	5
Payments to Insurance Companies	6

Benchmark Descriptions	6

Financial Highlights	7

Hypothetical Investment and Expense Information	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Utilities Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I shares

Management Fees	0.60%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.43

Total Annual Fund Operating Expenses	1.03

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$105	$328	$569	$1,259

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries and in other instruments that have economic characteristics similar to such securities. The Fund invests predominantly in equity securities. The principal types of equity securities in which the Fund invests are common and preferred stocks.

The Fund considers an issuer to be doing business in utilities-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in utilities-related industries; (2) at least 50% of its assets are devoted to producing revenues in utilities-related industries; or (3) based on other available information, the portfolio managers determine that its primary business is within utilities-related industries. Companies in utilities-related industries may include, but are not limited to, those that produce, generate, transmit, store or distribute natural gas, oil, water or electricity as well as companies that provide telecommunications services, including local, long distance and wireless services.

The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest in the securities of issuers of all capitalization sizes.

In selecting investments, the portfolio managers seek to identify issuers predominantly within the electric utility, natural gas, water and telecommunications industries. The investment team generally emphasizes issuers with solid balance sheets and operational cash flow that supports sustained or increasing dividends. Through fundamental research, financial statement analysis and multiple valuation metrics, the management team estimates a target price for each security over a two- to three-year investment horizon. The portfolio managers then construct a portfolio which they believe provides the best total return potential based on a combination of price appreciation, dividend income and a favorable risk profile.

The portfolio managers consider selling or trimming a stock when it no longer materially meets their investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) there is deterioration in the capital structure; or (3) a more attractive investment opportunity presents itself.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less

1        Invesco V.I. Utilities Fund

frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Utilities Sector Risk. The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Advisers, Inc. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended June 30, 2003): 14.54%
Worst Quarter (ended September 30, 2008): -20.34%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I shares: Inception (12/30/1994)	3.61%	-0.06%	9.85%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

S&P 500® Utilities Sector Total Return Index (reflects no deductions for fees, expenses or taxes)	1.29	0.36	10.43

Lipper VUF Utility Funds Classification Average	10.07	1.09	11.19

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Meggan Walsh	Portfolio Manager (lead)	2009

Robert Botard	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital and, secondarily, current income. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries and in other instruments that have economic characteristics similar to such securities. The Fund invests predominantly in equity securities. The principal types of equity securities in which the Fund invests are common and preferred stocks.

The Fund considers an issuer to be doing business in utilities-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in utilities-related industries; (2) at least 50% of its assets are devoted to producing revenues in utilities-related industries; or (3) based on other available information, the portfolio managers determine that its primary business is within utilities-related industries. Companies in utilities-related industries may include, but are not limited to, those that produce, generate, transmit, store or distribute natural gas, oil, water or electricity as well as companies that provide telecommunications services, including local, long distance and wireless services.

The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest in the securities of issuers of all capitalization sizes.

In selecting investments, the portfolio managers seek to identify issuers predominantly within the electric utility, natural gas, water and telecommunications industries. The investment team generally emphasizes issuers with solid balance sheets and operational cash flow that supports sustained or increasing dividends. Through fundamental research, financial statement analysis and multiple valuation metrics, the management team estimates a target price for each security over a two- to three-year investment horizon. The portfolio managers then construct a portfolio which they believe provides the best total return potential based on a combination of price appreciation, dividend income and a favorable risk profile.

The portfolio managers consider selling or trimming a stock when it no longer materially meets their investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) there is deterioration in the capital structure; or (3) a more attractive investment opportunity presents itself.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The

2        Invesco V.I. Utilities Fund

Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy. This means that the Fund’s investment concentration in the sector is higher than most mutual funds and the broad securities market. Consequently, the Fund may be more volatile than other mutual funds, and consequently the value of an investment in the Fund may tend to rise and fall more rapidly.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Utilities Sector Risk. Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund’s holdings. Deregulation in the utilities industry presents special risks. Some companies may be faced with increased competition and may become less profitable.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.56% of Invesco V.I. Utilities Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Meggan Walsh, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1991.

■	Robert Botard, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1993.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance

3        Invesco V.I. Utilities Fund

companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates

4        Invesco V.I. Utilities Fund

its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

5        Invesco V.I. Utilities Fund

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Utility Funds Classification Average represents an average of all of the variable insurance underlying funds in the Lipper Utility Funds classification.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

S&P 500® Utilities Sector Total Return Index is an unmanaged index considered representative of the utilities market.

6        Invesco V.I. Utilities Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$16.74	$0.52	$0.10	$0.62	$(0.54)	$(0.62)	$(1.16)	$16.20	3.61%	$64,158	0.99	%(d)	1.03	%(d)	3.10	%(d)	3%
Year ended 12/31/11	14.87	0.51	1.90	2.41	(0.54)	–	(0.54)	16.74	16.45	70,956	0.92		1.04		3.23		14
Year ended 12/31/10	14.51	0.47	0.43	0.90	(0.54)	–	(0.54)	14.87	6.30	63,945	0.92		1.04		3.25		13
Year ended 12/31/09	13.38	0.45	1.53	1.98	(0.68)	(0.17)	(0.85)	14.51	14.93	70,671	0.93		1.04		3.35		14
Year ended 12/31/08	23.97	0.52	(8.36)	(7.84)	(0.59)	(2.16)	(2.75)	13.38	(32.35)	80,704	0.93		0.96		2.53		15

Series II
Year ended 12/31/12	16.63	0.47	0.10	0.57	(0.49)	(0.62)	(1.11)	16.09	3.34	1,637	1.24	(d)	1.28	(d)	2.85	(d)	3
Year ended 12/31/11	14.78	0.47	1.88	2.35	(0.50)	–	(0.50)	16.63	16.15	1,878	1.17		1.29		2.98		14
Year ended 12/31/10	14.43	0.43	0.42	0.85	(0.50)	–	(0.50)	14.78	6.01	1,706	1.17		1.29		3.00		13
Year ended 12/31/09	13.30	0.41	1.52	1.93	(0.63)	(0.17)	(0.80)	14.43	14.61	1,702	1.18		1.29		3.10		14
Year ended 12/31/08	23.80	0.46	(8.28)	(7.82)	(0.52)	(2.16)	(2.68)	13.30	(32.51)	1,717	1.18		1.21		2.28		15

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $67,968 and $1,808 for Series I and Series II shares, respectively.

7        Invesco V.I. Utilities Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.97%	8.10%	12.39%	16.85%	21.49%	26.31%	31.33%	36.54%	41.96%	47.60%
End of Year Balance	$10,397.00	$10,809.76	$11,238.91	$11,685.09	$12,148.99	$12,631.31	$13,132.77	$13,654.14	$14,196.21	$14,759.80
Estimated Annual Expenses	$105.04	$109.21	$113.55	$118.06	$122.75	$127.62	$132.68	$137.95	$143.43	$149.12

1 Your actual expenses may be higher or lower than those shown.

8        Invesco V.I. Utilities Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Utilities Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us I-VIUTI-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Utilities Fund

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Utilities Fund’s investment objective is long-term growth of capital and, secondarily, current income.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	2

Fund Management	3
The Adviser(s)	3
Adviser Compensation	3
Portfolio Managers	3

Other Information	4
Purchase and Redemption of Shares	4
Excessive Short-Term Trading Activity Disclosure	4
Pricing of Shares	5
Taxes	5
Dividends and Distributions	6
Share Classes	6
Distribution Plan	6
Payments to Insurance Companies	6

Benchmark Descriptions	6

Financial Highlights	7

Hypothetical Investment and Expense Information	8

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Utilities Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital and, secondarily, current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II shares

Management Fees	0.60%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.43

Total Annual Fund Operating Expenses	1.28

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$130	$406	$702	$1,545

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries and in other instruments that have economic characteristics similar to such securities. The Fund invests predominantly in equity securities. The principal types of equity securities in which the Fund invests are common and preferred stocks.

The Fund considers an issuer to be doing business in utilities-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in utilities-related industries; (2) at least 50% of its assets are devoted to producing revenues in utilities-related industries; or (3) based on other available information, the portfolio managers determine that its primary business is within utilities-related industries. Companies in utilities-related industries may include, but are not limited to, those that produce, generate, transmit, store or distribute natural gas, oil, water or electricity as well as companies that provide telecommunications services, including local, long distance and wireless services.

The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest in the securities of issuers of all capitalization sizes.

In selecting investments, the portfolio managers seek to identify issuers predominantly within the electric utility, natural gas, water and telecommunications industries. The investment team generally emphasizes issuers with solid balance sheets and operational cash flow that supports sustained or increasing dividends. Through fundamental research, financial statement analysis and multiple valuation metrics, the management team estimates a target price for each security over a two- to three-year investment horizon. The portfolio managers then construct a portfolio which they believe provides the best total return potential based on a combination of price appreciation, dividend income and a favorable risk profile.

The portfolio managers consider selling or trimming a stock when it no longer materially meets their investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) there is deterioration in the capital structure; or (3) a more attractive investment opportunity presents itself.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile than non-concentrated funds.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less

1        Invesco V.I. Utilities Fund

frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Utilities Sector Risk. The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. Series II shares performance shown prior to the inception date is that of Series I shares adjusted to reflect the Rule 12b-1 fees applicable to Series II shares. Series II shares performance shown for 2004 is the blended return of Series II shares since their inception and restated performance of Series I shares adjusted to reflect the Rule 12b-1 fees applicable to Series II shares. For periods prior to April 30, 2004, performance shown relates to a predecessor fund advised by INVESCO Funds Group, Inc. (IFG), an affiliate of Invesco Advisers, Inc. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended June 30, 2003): 14.47%
Worst Quarter (ended September 30, 2008): -20.43%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II shares[1]: Inception (4/30/2004)	3.34%	-0.32%	9.58%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

S&P 500® Utilities Sector Total Return Index (reflects no deductions for fees, expenses or taxes)	1.29	0.36	10.43

Lipper VUF Utility Funds Classification Average	10.07	1.09	11.19

1	Series II shares’ performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares’ performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund’s Series I shares is December 30, 1994.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Meggan Walsh	Portfolio Manager (lead)	2009

Robert Botard	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital and, secondarily, current income. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of issuers engaged in utilities-related industries and in other instruments that have economic characteristics similar to such securities. The Fund invests predominantly in equity securities. The principal types of equity securities in which the Fund invests are common and preferred stocks.

The Fund considers an issuer to be doing business in utilities-related industries if it meets at least one of the following tests: (1) at least 50% of its gross income or its net sales come from activities in utilities-related industries; (2) at least 50% of its assets are devoted to producing revenues in utilities-related industries; or (3) based on other available information, the portfolio managers determine that its primary business is within utilities-related industries. Companies in utilities-related industries may include, but are not limited to, those that produce, generate, transmit, store or distribute natural gas, oil, water or electricity as well as companies that provide telecommunications services, including local, long distance and wireless services.

The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest in the securities of issuers of all capitalization sizes.

In selecting investments, the portfolio managers seek to identify issuers predominantly within the electric utility, natural gas, water and telecommunications industries. The investment team generally emphasizes issuers with solid balance sheets and operational cash flow that supports sustained or increasing dividends. Through fundamental research, financial statement analysis and multiple valuation metrics, the management team estimates a target price for each security over a two- to three-year

2        Invesco V.I. Utilities Fund

investment horizon. The portfolio managers then construct a portfolio which they believe provides the best total return potential based on a combination of price appreciation, dividend income and a favorable risk profile.

The portfolio managers consider selling or trimming a stock when it no longer materially meets their investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) there is deterioration in the capital structure; or (3) a more attractive investment opportunity presents itself.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

Sector Fund Risk. The Fund’s investments are concentrated in a comparatively narrow segment of the economy. This means that the Fund’s investment concentration in the sector is higher than most mutual funds and the broad securities market. Consequently, the Fund may be more volatile than other mutual funds, and consequently the value of an investment in the Fund may tend to rise and fall more rapidly.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Utilities Sector Risk. Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas, risks associated with power marketing and trading, and risks associated with nuclear power facilities may adversely affect the market value of the Fund’s holdings. Deregulation in the utilities industry presents special risks. Some companies may be faced with increased competition and may become less profitable.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.56% of Invesco V.I. Utilities Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Meggan Walsh, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 1991.

■	Robert Botard, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 1993.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

3        Invesco V.I. Utilities Fund

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

4        Invesco V.I. Utilities Fund

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

5        Invesco V.I. Utilities Fund

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Utility Funds Classification Average represents an average of all of the variable insurance underlying funds in the Lipper Utility Funds classification.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

S&P 500® Utilities Sector Total Return Index is an unmanaged index considered representative of the utilities market.

6        Invesco V.I. Utilities Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$16.74	$0.52	$0.10	$0.62	$(0.54)	$(0.62)	$(1.16)	$16.20	3.61%	$64,158	0.99	%(d)	1.03	%(d)	3.10	%(d)	3%
Year ended 12/31/11	14.87	0.51	1.90	2.41	(0.54)	–	(0.54)	16.74	16.45	70,956	0.92		1.04		3.23		14
Year ended 12/31/10	14.51	0.47	0.43	0.90	(0.54)	–	(0.54)	14.87	6.30	63,945	0.92		1.04		3.25		13
Year ended 12/31/09	13.38	0.45	1.53	1.98	(0.68)	(0.17)	(0.85)	14.51	14.93	70,671	0.93		1.04		3.35		14
Year ended 12/31/08	23.97	0.52	(8.36)	(7.84)	(0.59)	(2.16)	(2.75)	13.38	(32.35)	80,704	0.93		0.96		2.53		15

Series II
Year ended 12/31/12	16.63	0.47	0.10	0.57	(0.49)	(0.62)	(1.11)	16.09	3.34	1,637	1.24	(d)	1.28	(d)	2.85	(d)	3
Year ended 12/31/11	14.78	0.47	1.88	2.35	(0.50)	–	(0.50)	16.63	16.15	1,878	1.17		1.29		2.98		14
Year ended 12/31/10	14.43	0.43	0.42	0.85	(0.50)	–	(0.50)	14.78	6.01	1,706	1.17		1.29		3.00		13
Year ended 12/31/09	13.30	0.41	1.52	1.93	(0.63)	(0.17)	(0.80)	14.43	14.61	1,702	1.18		1.29		3.10		14
Year ended 12/31/08	23.80	0.46	(8.28)	(7.82)	(0.52)	(2.16)	(2.68)	13.30	(32.51)	1,717	1.18		1.21		2.28		15

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $67,968 and $1,808 for Series I and Series II shares, respectively.

7        Invesco V.I. Utilities Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.72%	7.58%	11.58%	15.73%	20.04%	24.50%	29.13%	33.94%	38.92%	44.09%
End of Year Balance	$10,372.00	$10,757.84	$11,158.03	$11,573.11	$12,003.63	$12,450.16	$12,913.31	$13,393.68	$13,891.93	$14,408.71
Estimated Annual Expenses	$130.38	$135.23	$140.26	$145.48	$150.89	$156.50	$162.33	$168.36	$174.63	$181.12

1 Your actual expenses may be higher or lower than those shown.

8        Invesco V.I. Utilities Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Utilities Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us I-VIUTI-PRO-2

Prospectus	April 29, 2013

Series I shares
Invesco V.I. Value Opportunities Fund
(formerly known as Invesco Van Kampen V.I. Value Opportunities Fund)

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Value Opportunities Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	5
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	7
Payments to Insurance Companies	7

Benchmark Descriptions	8

Financial Highlights	9

Hypothetical Investment and Expense Information	10

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Value Opportunities Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series I shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series I shares

Management Fees	0.70%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.32

Total Annual Fund Operating Expenses[1]	1.02

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 2.00% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series I shares	$104	$325	$563	$1,248

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks, preferred stocks and convertible securities.

The Fund may invest in the securities of issuers of all capitalization sizes. The Fund emphasizes a value style of investing and the Adviser seeks well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income.

The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 25% of its net assets in securities of foreign issuers, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, and depositary receipts.

The Fund can invest in derivative instruments, including futures contracts.

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. As a result of the Fund’s stock selection process, a significant portion of the Fund’s assets may be invested in companies within the same industries or sectors of the market.

The Adviser only considers purchasing a security if it believes the potential for stock price appreciation outweighs potential downside risk. The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) the company is experiencing deteriorating fundamentals that the Adviser believes to be a long-term issue.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities when the Adviser believes the potential for capital growth and income has lessened, or for other reasons.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to

1        Invesco V.I. Value Opportunities Fund

use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Industry/Sector Risk. To the extent, the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Initial Public Offerings Risk. The prices of initial public offering securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in initial public offerings may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable initial public offering investment opportunities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended June 30, 2009): 29.89%
Worst Quarter (ended December 31, 2008): -30.54%

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series I shares: Inception (9/10/2001)	17.70%	-2.65%	4.66%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Russell 3000® Value Index (reflects no deductions for fees, expenses or taxes)	17.55	0.83	7.54

Lipper VUF Multi-Cap Value Funds Index	15.19	0.14	6.32

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Jason Leder	Portfolio Manager (lead)	2010

Devin Armstrong	Portfolio Manager	2010

Kevin Holt	Portfolio Manager	2010

Yoginder Kak	Portfolio Manager	2011

Matthew Seinsheimer	Portfolio Manager	2001

James Warwick	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more

2        Invesco V.I. Value Opportunities Fund

information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks, preferred stocks and convertible securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula.

The Fund may invest in the securities of issuers of all capitalization sizes. The Fund emphasizes a value style of investing and the Adviser seeks well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income.

The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs). REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, and depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund can invest in derivative instruments, including futures contracts.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. As a result of the Fund’s stock selection process, a significant portion of the Fund’s assets may be invested in companies within the same industries or sectors of the market.

The Adviser only considers purchasing a security if it believes the potential for stock price appreciation outweighs potential downside risk. The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) the company is experiencing deteriorating fundamentals that the Adviser believes to be a long-term issue.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities when the Adviser believes the potential for capital growth and income has lessened, or for other reasons.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

Risks
The principal risks of investing in the Fund are:

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more

3        Invesco V.I. Value Opportunities Fund

volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Industry/Sector Risk. To the extent, the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Initial Public Offerings Risk. The prices of initial public offering securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in initial public offerings may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable initial public offering investment opportunities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer.

4        Invesco V.I. Value Opportunities Fund

They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.69% of Invesco V.I. Value Opportunities Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Jason Leder, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1995 to 2010, he was associated with Morgan Stanley Investment Advisors Inc. in an investment capacity.

■	Devin Armstrong, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2007 to 2010, he was associated with Morgan Stanley Investment Advisors Inc. in an investment capacity. Prior to 2007, he was associated with Morgan Stanley Investment Advisors Inc. in a research capacity.

■	Kevin Holt, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1999 to 2010, he was associated with Morgan Stanley Investment Advisors Inc. in an investment capacity.

■	Yoginder Kak, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. From 2008 to 2011, he was a director at Goldin Associates. From 1998 to 2008, he was a senior equity analyst at Alliance Bernstein.

■	Matthew Seinsheimer, Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1998.

■	James Warwick, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of

5        Invesco V.I. Value Opportunities Fund

the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

6        Invesco V.I. Value Opportunities Fund

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products. Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such

7        Invesco V.I. Value Opportunities Fund

cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Multi-Cap Value Funds Index is an unmanaged index considered representative of multi-cap value variable insurance underlying funds tracked by Lipper.

Russell 3000® Value Index is an unmanaged index considered representative of U.S. value stocks. The Russell 3000® Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

8        Invesco V.I. Value Opportunities Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series II shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$6.12	$0.09	$0.99	$1.08	$(0.10)	$–	$(0.10)	$7.10	17.70%	$130,383	1.01	%(d)	1.02	%(d)	1.37	%(d)	9%
Year ended 12/31/11	6.38	0.08	(0.28)	(0.20)	(0.06)	–	(0.06)	6.12	(3.05)	135,644	1.00		1.00		1.28		15
Year ended 12/31/10	5.98	0.04	0.40	0.44	(0.04)	–	(0.04)	6.38	7.35	181,515	1.00		1.00		0.65		86
Year ended 12/31/09	4.10	0.03	1.94	1.97	(0.09)	–	(0.09)	5.98	48.00	226,282	0.98		0.99		0.59		23
Year ended 12/31/08	12.73	0.10	(6.68)	(6.58)	(0.09)	(1.96)	(2.05)	4.10	(51.77)	157,693	1.03		1.03		0.99		58

Series II
Year ended 12/31/12	6.08	0.07	1.00	1.07	(0.08)	–	(0.08)	7.07	17.66	98,014	1.26	(d)	1.27	(d)	1.12	(d)	9
Year ended 12/31/11	6.34	0.06	(0.28)	(0.22)	(0.04)	–	(0.04)	6.08	(3.39)	103,538	1.25		1.25		1.03		15
Year ended 12/31/10	5.95	0.02	0.39	0.41	(0.02)	–	(0.02)	6.34	6.94	132,298	1.25		1.25		0.40		86
Year ended 12/31/09	4.07	0.02	1.92	1.94	(0.06)	–	(0.06)	5.95	47.74	133,872	1.23		1.24		0.34		23
Year ended 12/31/08	12.62	0.07	(6.61)	(6.54)	(0.05)	(1.96)	(2.01)	4.07	(51.90)	126,874	1.28		1.28		0.74		58

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $136,523 and $101,845 for Series I and Series II shares, respectively.

9        Invesco V.I. Value Opportunities Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.98%	8.12%	12.42%	16.90%	21.55%	26.39%	31.42%	36.65%	42.09%	47.74%
End of Year Balance	$10,398.00	$10,811.84	$11,242.15	$11,689.59	$12,154.83	$12,638.60	$13,141.61	$13,664.65	$14,208.50	$14,774.00
Estimated Annual Expenses	$104.03	$108.17	$112.48	$116.95	$121.61	$126.45	$131.48	$136.71	$142.15	$147.81

1 Your actual expenses may be higher or lower than those shown.

10        Invesco V.I. Value Opportunities Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Value Opportunities Fund Series I
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VIVOPP-PRO-1

Prospectus	April 29, 2013

Series II shares
Invesco V.I. Value Opportunities Fund
(formerly known as Invesco Van Kampen V.I. Value Opportunities Fund)

Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

Invesco V.I. Value Opportunities Fund’s investment objective is long-term growth of capital.

As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

An investment in the Fund:
■ is not FDIC insured;
■ may lose value; and
■ is not guaranteed by a bank.

Fund Summary	1

Investment Objective(s), Strategies, Risks and Portfolio Holdings	3

Fund Management	5
The Adviser(s)	5
Adviser Compensation	5
Portfolio Managers	5

Other Information	5
Purchase and Redemption of Shares	5
Excessive Short-Term Trading Activity Disclosure	6
Pricing of Shares	6
Taxes	7
Dividends and Distributions	7
Share Classes	8
Distribution Plan	8
Payments to Insurance Companies	8

Benchmark Descriptions	8

Financial Highlights	9

Hypothetical Investment and Expense Information	10

Obtaining Additional Information	Back Cover

Shares of the Fund are used as investment vehicles for variable annuity contracts and variable life insurance policies (variable products) issued by certain insurance companies. You cannot purchase shares of the Fund directly. As an owner of a variable product (variable product owner) that offers the Fund as an investment option, however, you may allocate your variable product values to a separate account of the insurance company that invests in shares of the Fund.

Your variable product is offered through its own prospectus, which contains information about your variable product, including how to purchase the variable product and how to allocate variable product values to the Fund.

        Invesco V.I. Value Opportunities Fund

Fund Summary

Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Class:	Series II shares

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Series II shares

Management Fees	0.70%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.32

Total Annual Fund Operating Expenses[1]	1.27

1	The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 2.25% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Series II shares	$129	$403	$697	$1,534

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks, preferred stocks and convertible securities.

The Fund may invest in the securities of issuers of all capitalization sizes. The Fund emphasizes a value style of investing and the Adviser seeks well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income.

The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs).

The Fund may invest up to 25% of its net assets in securities of foreign issuers, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, and depositary receipts.

The Fund can invest in derivative instruments, including futures contracts.

The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. As a result of the Fund’s stock selection process, a significant portion of the Fund’s assets may be invested in companies within the same industries or sectors of the market.

The Adviser only considers purchasing a security if it believes the potential for stock price appreciation outweighs potential downside risk. The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) the company is experiencing deteriorating fundamentals that the Adviser believes to be a long-term issue.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities when the Adviser believes the potential for capital growth and income has lessened, or for other reasons.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to

1        Invesco V.I. Value Opportunities Fund

use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Industry/Sector Risk. To the extent, the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Initial Public Offerings Risk. The prices of initial public offering securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in initial public offerings may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable initial public offering investment opportunities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to the Fund. The performance table below does not reflect charges assessed in connection with your variable product; if it did, the performance shown would be lower. The Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us. Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Best Quarter (ended June 30, 2009): 29.23%
Worst Quarter (ended December 31, 2008): -30.63%

2        Invesco V.I. Value Opportunities Fund

Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	10
	Year	Years	Years

Series II shares: Inception (9/10/2001)	17.66%	-2.89%	4.41%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	16.00	1.66	7.10

Russell 3000® Value Index (reflects no deductions for fees, expenses or taxes)	17.55	0.83	7.54

Lipper VUF Multi-Cap Value Funds Index	15.19	0.14	6.32

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Jason Leder	Portfolio Manager (lead)	2010

Devin Armstrong	Portfolio Manager	2010

Kevin Holt	Portfolio Manager	2010

Yoginder Kak	Portfolio Manager	2011

Matthew Seinsheimer	Portfolio Manager	2001

James Warwick	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.

Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.

Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

Investment Objective(s), Strategies, Risks and Portfolio Holdings

Objective(s) and Strategies
The Fund’s investment objective is long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.

Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks, preferred stocks and convertible securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula.

The Fund may invest in the securities of issuers of all capitalization sizes. The Fund emphasizes a value style of investing and the Adviser seeks well-established, undervalued companies believed by the Adviser to possess the potential for capital growth and income.

The Fund may invest up to 10% of its net assets in real estate investment trusts (REITs). REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs.

The Fund may invest up to 25% of its net assets in securities of foreign issuers, including securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles, and depositary receipts. A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

The Fund can invest in derivative instruments, including futures contracts.

A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to seek exposure to certain asset classes.

The Fund may invest in unseasoned issuers or in securities involving special circumstances, such as initial public offerings, companies with new management or management reliant upon one or a few key people, special products and techniques, limited or cyclical product lines, services, markets or resources or unusual developments, such as acquisitions, mergers, liquidations, bankruptcies or leveraged buyouts. As a result of the Fund’s stock selection process, a significant portion of the Fund’s assets may be invested in companies within the same industries or sectors of the market.

The Adviser only considers purchasing a security if it believes the potential for stock price appreciation outweighs potential downside risk. The Adviser will consider selling a security if it meets one or more of the following criteria: (1) the target price of the investment has been realized and the Adviser no longer considers the company undervalued, (2) a better value opportunity is identified, or (3) the company is experiencing deteriorating fundamentals that the Adviser believes to be a long-term issue.

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities when the Adviser believes the potential for capital growth and income has lessened, or for other reasons.

In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.

The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.

For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.

3        Invesco V.I. Value Opportunities Fund

Risks
The principal risks of investing in the Fund are:

Convertible Securities Risk. The values of convertible securities in which the Fund may invest may be affected by market interest rates. The values of convertible securities also may be affected by the risk of actual issuer default on interest or principal payments and the value of the underlying stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Risks associated with the use of derivatives may include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives.

■	Counterparty Risk. Counterparty risk is the risk that a counterparty to a derivative transaction will not fulfill its contractual obligations (including because of bankruptcy or insolvency) to make principal or interest payments to the Fund, when due, which may cause losses or additional costs to the Fund.

■	Leverage Risk. Leverage exists when the Fund purchases or sells a derivative instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. The Fund mitigates leverage risk by segregating or earmarking liquid assets or otherwise covering transactions that may give rise to such risk. Leverage may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of some derivative instruments may result in economic leverage, which does not result in the possibility of the Fund incurring obligations beyond its investment, but that nonetheless permits the Fund to gain exposure that is greater than would be the case in an unlevered instrument. The Fund does not segregate assets or otherwise cover investments in derivatives with economic leverage.

■	Correlation Risk. To the extent that the Fund uses derivatives for hedging or reducing exposure, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of an underlying asset, reference rate or index. To the extent that the Fund uses derivatives for hedging purposes, there is the risk during extreme market conditions that an instrument which would usually operate as a hedge provides no hedging benefits at all.

■	Liquidity Risk. Liquidity risk is the risk that the Fund may be unable to close out a derivative position because the trading market becomes illiquid or the availability of counterparties becomes limited for a period of time. To the extent that the Fund is unable to close out a derivative position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of the Fund’s other assets may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the Adviser would otherwise have attempted to avoid.

■	Tax Risk. The use of certain derivatives may cause the Fund to realize higher amounts of ordinary income or short-term capital gain. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company. The tax treatment of derivatives may be affected by changes in legislation, regulations or other legal authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions to shareholders.

■	Market Risk. Derivatives are subject to the market risks associated with their underlying instruments, which may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. Derivatives may be subject to heightened and evolving government regulations, which could increase the costs of owning certain derivatives.

■	Interest Rate Risk. Some derivatives are particularly sensitive to interest rate risk, which is the risk that prices of fixed income instruments generally fall as interest rates rise; conversely, prices of fixed income instruments generally rise as interest rates fall. Specific fixed income instruments differ in their sensitivity to changes in interest rates depending on their individual characteristics.

■	Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers in connection with investing in derivatives may not produce the desired results.

Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the Adviser elects not to do so due to availability, cost, market conditions or other factors.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be impacted by certain factors more than those in countries with mature economies. For example, developing/emerging markets countries may experience higher rates of inflation or sharply devalue their currencies against the U.S. dollar, thereby causing the value of investments issued by the government or companies located in those countries to decline. Governments in developing/emerging markets may be relatively less stable. The introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, or war may result in adverse volatility in the prices of securities or currencies. Other factors may include additional transaction costs, delays in settlement procedures, and lack of timely information.

Foreign Securities Risk. The dollar value of the Fund’s foreign investments may be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded. The value of the Fund’s foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors.

Growth Investing Risk. Growth stocks can perform differently from the market as a whole. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.

Industry/Sector Risk. To the extent, the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Initial Public Offerings Risk. The prices of initial public offering securities fluctuate more than prices of equity securities of companies with longer trading histories. In addition, companies offering securities in initial public offerings may have less experienced management or limited operating histories. There can be no assurance that the Fund will have favorable initial public offering investment opportunities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

4        Invesco V.I. Value Opportunities Fund

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Preferred Securities Risk. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities, difficulty in valuing and selling the real estate, and economic or regulatory changes.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Portfolio Holdings
A description of Fund policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the SAI, which is available at www.invesco.com/us.

Fund Management

The Adviser(s)
Invesco Advisers, Inc. (Invesco or the Adviser) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.

Pending Litigation.  There is no material litigation affecting the Fund. Detailed information concerning other pending litigation can be found in the SAI.

Adviser Compensation
During the fiscal year ended December 31, 2012, the Adviser received compensation of 0.69% of Invesco V.I. Value Opportunities Fund’s average daily net assets, after fee waiver and/or expense reimbursement.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement and investment sub-advisory agreements of the Fund is available in the Fund’s most recent semi-annual report to shareholders for the six-month period ended June 30.

Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

■	Jason Leder, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1995 to 2010, he was associated with Morgan Stanley Investment Advisors Inc. in an investment capacity.

■	Devin Armstrong, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2007 to 2010, he was associated with Morgan Stanley Investment Advisors Inc. in an investment capacity. Prior to 2007, he was associated with Morgan Stanley Investment Advisors Inc. in a research capacity.

■	Kevin Holt, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 1999 to 2010, he was associated with Morgan Stanley Investment Advisors Inc. in an investment capacity.

■	Yoginder Kak, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. From 2008 to 2011, he was a director at Goldin Associates. From 1998 to 2008, he was a senior equity analyst at Alliance Bernstein.

■	Matthew Seinsheimer, Portfolio Manager, who has been responsible for the Fund since 2001 and has been associated with Invesco and/or its affiliates since 1998.

■	James Warwick, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2002 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

The lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

Other Information

Purchase and Redemption of Shares
The Fund ordinarily effects orders to purchase and redeem shares at the Fund’s next computed net asset value after it receives an order. Insurance companies participating in the Fund serve as the Fund’s designee for receiving orders of separate accounts that invest in the Fund. The Fund may postpone the right of redemption only under unusual circumstances,

5        Invesco V.I. Value Opportunities Fund

as allowed by the SEC, such as when the New York Stock Exchange (NYSE) restricts or suspends trading.

Although the Fund generally intends to pay redemption proceeds solely in cash, the Fund reserves the right to determine, in its sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).

Shares of the Fund are offered in connection with mixed and shared funding, i.e., to separate accounts of affiliated and unaffiliated insurance companies funding variable products. The Fund currently offers shares only to insurance company separate accounts. In the future, the Fund may offer them to pension and retirement plans that qualify for special federal income tax treatment. Due to differences in tax treatment and other considerations, the interests of Fund shareholders, including variable product owners and plan participants investing in the Fund (whether directly or indirectly through fund of funds), may conflict.

Mixed and shared funding may present certain conflicts of interest. For example, violation of the federal tax laws by one insurance company separate account investing directly or indirectly in a fund could cause variable products funded through another insurance company separate account to lose their tax-deferred status, unless remedial actions were taken. The Board will monitor for the existence of any material conflicts and determine what action, if any, should be taken. The Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account (or plan) withdrawing because of a conflict.

Excessive Short-Term Trading Activity Disclosure
The Fund’s investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Fund’s shares (i.e., purchases of Fund shares followed shortly thereafter by redemptions of such shares, or vice versa) may hurt the long-term performance of the Fund by requiring it to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of the Fund by causing it to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive short-term trading of Fund shares. The Fund may alter its policies and procedures at any time without giving prior notice to Fund shareholders if Invesco believes the change would be in the best interests of long-term investors.

Pursuant to the Fund’s policies and procedures, Invesco and certain of its corporate affiliates (Invesco and such affiliates, collectively, the Invesco Affiliates) currently use the following tools designed to discourage excessive short-term trading in the Fund:

(1) trade activity monitoring; and

(2) the use of fair value pricing consistent with procedures approved by the Board.

Each of these tools is described in more detail below.

In addition, restrictions designed to discourage or curtail excessive short-term trading activity may be imposed by the insurance companies and/or their separate accounts that invest in the Fund on behalf of variable product owners. Variable product owners should refer to the applicable contract and related prospectus for more details.

Trade Activity Monitoring
To detect excessive short-term trading activities, the Invesco Affiliates will monitor, on a daily basis, selected aggregate purchase or redemption trade orders placed by insurance companies and/or their separate accounts. The Invesco Affiliates will seek to work with insurance companies to discourage variable product owners from engaging in abusive trading practices. However, the ability of the Invesco Affiliates to monitor trades that are placed by variable product owners is severely if not completely limited due to the fact that the insurance companies trade with the Fund through omnibus accounts, and maintain the exclusive relationship with, and are responsible for maintaining the account records of, their variable product owners. There may also be legal and technological limitations on the ability of insurance companies to impose restrictions on the trading practices of their variable product owners. As a result, there can be no guarantee that the Invesco Affiliates will be able to detect or deter market timing by variable product owners.

If, as a result of this monitoring, the Invesco Affiliates believe that a variable product owner has engaged in excessive short-term trading (regardless of whether or not the insurance company’s own trading restrictions are exceeded), the Invesco Affiliates will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (1) asking the insurance company to take action to stop such activities, or (2) refusing to process future purchases related to such activities in the insurance company’s account with the Fund. The Invesco Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the potential limitations described above.

Fair Value Pricing
Securities owned by the Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. An effect of fair value pricing may be to reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

See “Pricing of Shares—Determination of Net Asset Value” for more information.

Risks
There is the risk that the Fund’s policies and procedures will prove ineffective in whole or in part to detect or prevent excessive short-term trading. Although these policies and procedures, including the tools described above, are designed to discourage excessive short-term trading, they do not eliminate the possibility that excessive short-term trading activity in the Fund will occur. Moreover, each of these tools involves judgments that are inherently subjective. The Invesco Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with the best interests of long-term investors. However, there can be no assurance that the Invesco Affiliates will be able to gain access to any or all of the information necessary to detect or prevent excessive short-term trading by a variable product owner. While the Invesco Affiliates and the Fund may seek to take actions with the assistance of the insurance companies that invest in the Fund, there is the risk that neither the Invesco Affiliates nor the Fund will be successful in their efforts to minimize or eliminate such activity.

Pricing of Shares

Determination of Net Asset Value
The price of the Fund’s shares is the Fund’s net asset value per share. The Fund values portfolio securities for which market quotations are readily available at market value. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets

6        Invesco V.I. Value Opportunities Fund

quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Even when market quotations are available, they may be stale or they may be unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco determines that the closing price of the security is unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.

Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.

Invesco may use indications of fair value from pricing services approved by the Board. In other circumstances, Invesco’s Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.

Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities:  Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco will value the security at fair value in good faith using procedures approved by the Board.

Foreign Securities:  If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

Fixed Income Securities:  Government, corporate, asset-backed and municipal bonds and convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, Invesco’s Valuation Committee will fair value the security using procedures approved by the Board.

Short-term Securities:  The Fund’s short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

Futures and Options:  Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.

Swap Agreements:  Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.

Open-end Funds:  To the extent the Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests. The Fund discloses portfolio holdings at different times to insurance companies issuing variable products that invest in the Fund, and in annual and semi-annual shareholder reports. Refer to such reports to determine the types of securities in which the Fund has invested. You may also refer to the SAI to determine what types of securities in which the Fund may invest. You may obtain copies of these reports or of the SAI from the insurance company that issued your variable product, or from the Adviser as described on the back cover of this prospectus. The Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or earlier NYSE closing time that day.

Taxes
The Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. Insurance company separate accounts may invest in the Fund and, in turn, may offer variable products to investors through insurance contracts. Because the insurance company separate accounts generally are the shareholders in the Fund, all of the tax characteristics of the Fund’s investments flow into the separate accounts and not to each variable product owner. The tax consequences from each variable product owner’s investment in a variable product contract will depend upon the provisions of these contracts, and variable product owners should consult their contract prospectus for more information on these tax consequences.

Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both.

Dividends
The Fund generally declares and pays dividends from net investment income, if any, annually to separate accounts of insurance companies issuing the variable products.

Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any available capital loss carryovers), if any, at least annually to separate accounts of insurance companies issuing the variable products.

7        Invesco V.I. Value Opportunities Fund

Capital gains distributions may vary considerably from year to year as a result of the Fund’s normal investment activities and cash flows.

Share Classes
The Fund has two classes of shares, Series I shares and Series II shares. Each class is identical except that Series II shares have a distribution or “Rule 12b-1 Plan” that is described in the prospectus relating to the Series II shares.

Distribution Plan
The Fund has adopted a distribution or “Rule 12b-1” plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund). Because the Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of charges.

Payments to Insurance Companies
Invesco Distributors, the distributor of the Fund and an Invesco Affiliate, and other Invesco Affiliates may make cash payments to the insurance company that issued your variable product or its affiliates in connection with promotion of the Fund and certain other marketing support services. Invesco Affiliates make these payments from their own resources. Invesco Affiliates make these payments as incentives to certain insurance companies to promote the sale and retention of shares of the Fund. The benefits Invesco Affiliates receive when they make these payments may include, among other things, adding the Fund to the list of underlying investment options in the insurance company’s variable products, and access (in some cases on a preferential basis over other competitors) to individual members of an insurance company’s sales force or to an insurance company’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the insurance company for including the Fund in its variable products (on its “sales shelf”). Invesco Affiliates compensate insurance companies differently depending typically on the level and/or type of considerations provided by the insurance companies. The payments Invesco Affiliates make may be calculated on sales of shares of the Fund (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the offering price of all shares sold through variable products during the particular period. Such payments also may be calculated on the average daily net assets of the Fund attributable to that particular insurance company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make sales of shares of the Fund and Asset-Based Payments primarily create incentives to retain assets of the Fund in insurance company separate accounts.

Invesco Affiliates are motivated to make the payments described above in order to promote the sale of Fund shares and the retention of those investments by clients of insurance companies. To the extent insurance companies sell more shares of the Fund or retain shares of the Fund in their variable product owners’ accounts, Invesco Affiliates may directly or indirectly benefit from the incremental management and other fees paid to Invesco Affiliates by the Fund with respect to those assets.

In addition to the payments listed above, Invesco may also reimburse insurance companies for certain administrative services provided to variable product owners. Under a Master Administrative Services Agreement between the Fund and Invesco, Invesco is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board. Under this arrangement, Invesco provides, or assures that insurance companies issuing variable products will provide, certain variable product owner-related services. These services include, but are not limited to, facilitation of variable product owners’ purchase and redemption requests; distribution to existing variable product owners of copies of Fund prospectuses, proxy materials, periodic Fund reports, and other materials; maintenance of variable product owners’ records; and fund services and communications. Currently, these administrative service payments made by the Fund to Invesco are subject to an annual limit of 0.25% of the average daily net assets invested in the Fund by each insurance company. Any amounts paid by Invesco to an insurance company in excess of 0.25% of the average daily net assets invested in the Fund are paid by Invesco out of its own financial resources, and not out of the Fund’s assets. Insurance companies may earn profits on these payments for these services, since the amount of the payments may exceed the cost of providing the service.

You can find further details in the SAI about these payments and the services provided by insurance companies. In certain cases these payments could be significant to the insurance company. Your insurance company may charge you additional fees or commissions on your variable product other than those disclosed in this prospectus. You can ask your insurance company about any payments it receives from Invesco Affiliates, or the Fund, as well as about fees and/or commissions it charges. The prospectus for your variable product may also contain additional information about these payments.

Benchmark Descriptions

Lipper VUF Multi-Cap Value Funds Index is an unmanaged index considered representative of multi-cap value variable insurance underlying funds tracked by Lipper.

Russell 3000® Value Index is an unmanaged index considered representative of U.S. value stocks. The Russell 3000® Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.

8        Invesco V.I. Value Opportunities Fund

Financial Highlights

The financial highlights show the Fund’s financial history for the past five fiscal years or, if shorter, the period of operations of the Fund or any of its share classes. The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. Series I shares are not offered in this prospectus.

The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Series I
Year ended 12/31/12	$6.12	$0.09	$0.99	$1.08	$(0.10)	$–	$(0.10)	$7.10	17.70%	$130,383	1.01	%(d)	1.02	%(d)	1.37	%(d)	9%
Year ended 12/31/11	6.38	0.08	(0.28)	(0.20)	(0.06)	–	(0.06)	6.12	(3.05)	135,644	1.00		1.00		1.28		15
Year ended 12/31/10	5.98	0.04	0.40	0.44	(0.04)	–	(0.04)	6.38	7.35	181,515	1.00		1.00		0.65		86
Year ended 12/31/09	4.10	0.03	1.94	1.97	(0.09)	–	(0.09)	5.98	48.00	226,282	0.98		0.99		0.59		23
Year ended 12/31/08	12.73	0.10	(6.68)	(6.58)	(0.09)	(1.96)	(2.05)	4.10	(51.77)	157,693	1.03		1.03		0.99		58

Series II
Year ended 12/31/12	6.08	0.07	1.00	1.07	(0.08)	–	(0.08)	7.07	17.66	98,014	1.26	(d)	1.27	(d)	1.12	(d)	9
Year ended 12/31/11	6.34	0.06	(0.28)	(0.22)	(0.04)	–	(0.04)	6.08	(3.39)	103,538	1.25		1.25		1.03		15
Year ended 12/31/10	5.95	0.02	0.39	0.41	(0.02)	–	(0.02)	6.34	6.94	132,298	1.25		1.25		0.40		86
Year ended 12/31/09	4.07	0.02	1.92	1.94	(0.06)	–	(0.06)	5.95	47.74	133,872	1.23		1.24		0.34		23
Year ended 12/31/08	12.62	0.07	(6.61)	(6.54)	(0.05)	(1.96)	(2.01)	4.07	(51.90)	126,874	1.28		1.28		0.74		58

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are based on average daily net assets (000’s) of $136,523 and $101,845 for Series I and Series II shares, respectively.

9        Invesco V.I. Value Opportunities Fund

Hypothetical Investment and Expense Information

In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of Fund’s expenses, including investment advisory fees and other Fund costs, on Fund’s returns over a 10-year period. The example reflects the following:

■	You invest $10,000 in the Fund and hold it for the entire 10-year period; and
■	Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund for any of the years shown. The chart does not take into account any fees or other expenses assessed in connection with your variable product; if it did, the expenses shown would be higher, while the ending balance shown would be lower. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.73%	7.60%	11.61%	15.78%	20.09%	24.57%	29.22%	34.04%	39.04%	44.23%
End of Year Balance	$10,373.00	$10,759.91	$11,161.26	$11,577.57	$12,009.42	$12,457.37	$12,922.03	$13,404.02	$13,903.99	$14,422.61
Estimated Annual Expenses	$129.37	$134.19	$139.20	$144.39	$149.78	$155.36	$161.16	$167.17	$173.41	$179.87

1 Your actual expenses may be higher or lower than those shown.

10        Invesco V.I. Value Opportunities Fund

Obtaining Additional Information

More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into this prospectus (is legally a part of this prospectus). Annual and semi-annual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund’s most recent portfolio holdings, when filed on Form N-Q, will also be made available to insurance companies issuing variable products that invest in the Fund.

If you have questions about an Invesco Fund, or you wish to obtain a free copy of the Fund’s current SAI, annual or semi-annual reports, or Form N-Q, please contact the insurance company that issued your variable product, or you may contact us.

By Mail:	Invesco Distributors, Inc. P.O. Box 219078 Kansas City, MO 64121-9078

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAIs, annual or semi-annual reports via our Web site: www.invesco.com/us

You can also review and obtain copies of the Fund’s SAI, annual or semi-annual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco V.I. Value Opportunities Fund Series II
SEC 1940 Act file number: 811-07452

invesco.com/us VK-VIVOPP-PRO-2

Statement of Additional Information	April 29, 2013

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
This Statement of Additional Information (SAI) relates to each portfolio (each a Fund, collectively the Funds) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) listed below. Each Fund offers Series I and Series II shares of the following Prospectuses:

Invesco V.I. Balanced-Risk Allocation Fund	Series I and Series II
Invesco V.I. Core Equity Fund	Series I and Series II
Invesco V.I. Diversified Income Fund	Series I and Series II
Invesco V.I. Global Health Care Fund	Series I and Series II
Invesco V.I. Global Real Estate Fund	Series I and Series II
Invesco V.I. Government Securities Fund	Series I and Series II
Invesco V.I. High Yield Fund	Series I and Series II
Invesco V.I. International Growth Fund	Series I and Series II
Invesco V.I. Mid Cap Core Equity Fund	Series I and Series II
Invesco V.I. Money Market Fund	Series I and Series II
Invesco V.I. Small Cap Equity Fund	Series I and Series II
Invesco V.I. Technology Fund	Series I and Series II
Invesco V.I. Utilities Fund	Series I and Series II
Invesco V.I. Value Opportunities Fund[1]	Series I and Series II

[1]	Formerly known as Invesco Van Kampen V.I. Value Opportunities Fund

Statement of Additional Information	April 29, 2013

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
This SAI is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Funds listed below. Portions of each Fund’s financial statements are incorporated into this SAI by reference to such Fund’s most recent Annual Report to shareholders. You may obtain, without charge, a copy of any Prospectus and/or Annual Report for any Fund listed below from an authorized dealer or by writing to:
Invesco Distributors, Inc.
P.O. Box 219078
Kansas City, Missouri 64121-9078
or by calling (800) 959-4246
or on the Internet: www.invesco.com/us
This SAI, dated April 29, 2013, relates to Series I and Series II shares of the following Prospectuses:

Fund	Series I	Series II
Invesco V.I. Balanced-Risk Allocation Fund	April 29, 2013	April 29, 2013
Invesco V.I. Core Equity Fund	April 29, 2013	April 29, 2013
Invesco V.I. Diversified Income Fund	April 29, 2013	April 29, 2013
Invesco V.I. Global Health Care Fund	April 29, 2013	April 29, 2013
Invesco V.I. Global Real Estate Fund	April 29, 2013	April 29, 2013
Invesco V.I. Government Securities Fund	April 29, 2013	April 29, 2013
Invesco V.I. High Yield Fund	April 29, 2013	April 29, 2013
Invesco V.I. International Growth Fund	April 29, 2013	April 29, 2013
Invesco V.I. Mid Cap Core Equity Fund	April 29, 2013	April 29, 2013
Invesco V.I. Money Market Fund	April 29, 2013	April 29, 2013
Invesco V.I. Small Cap Equity Fund	April 29, 2013	April 29, 2013
Invesco V.I. Technology Fund	April 29, 2013	April 29, 2013
Invesco V.I. Utilities Fund	April 29, 2013	April 29, 2013
Invesco V.I. Value Opportunities Fund	April 29, 2013	April 29, 2013
          The Trust has established other funds which are offered by separate prospectuses and a separate SAI.

STATEMENT OF ADDITIONAL INFORMATION

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GENERAL INFORMATION ABOUT THE TRUST
Fund History
          AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end series management investment company. The Trust was originally organized as a Maryland corporation on January 22, 1993 and re-organized as a Delaware statutory trust on May 1, 2000. Under the Trust’s Agreement and Declaration of Trust, as amended (the Trust Agreement), the Board of Trustees of the Trust (the Board) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust. Prior to April 29, 2013, Invesco V.I. Value Opportunities was known as Invesco Van Kampen V.I. Value Opportunities Fund. Prior to April 30, 2012, Invesco Van Kampen V.I. Value Opportunities Fund was known as Invesco V.I. Basic Value Fund. Prior to April 30, 2010, the Trust was known as AIM Variable Insurance Funds and the Funds were known as AIM V.I. Basic Value Fund, AIM V.I. Core Equity Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Health Care Fund, AIM V.I. Global Real Estate Fund, AIM V.I. Government Securities Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Money Market Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Technology Fund and AIM V.I. Utilities Fund.
Shares of Beneficial Interest
          Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust.
          The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust’s books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund subject to oversight by the Board, primarily on the basis of relative net assets, or other relevant factors.
          Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.
          Each class of shares represents an interest in the same portfolio of investments. Expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.
          The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.
          The Trust understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from owners of variable annuity contracts and variable life insurance policies (Contract Owners), annuitants and beneficiaries. Fund shares held by a separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a separate account that are not attributable to Contract Owners will also be voted for or against any proposition in the same proportion as

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the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.
          Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class’s distribution plan.
          Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Advisers, Inc. (the Adviser or Invesco). When issued, shares of each Fund are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that when shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.
          Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.
          The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust (Disabling Conduct). The Trust’s Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust’s Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.
Share Certificates
          Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

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DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
Classification
          The Trust is an open-end management investment company. Each of the Funds except for Invesco V.I. Balanced-Risk Allocation Fund are “diversified” for purposes of the 1940 Act. Invesco V.I. Balanced-Risk Allocation Fund is “non-diversified” for purposes of the 1940 Act, which means these Funds can invest a greater percentage of their assets in a small number of issuers or any one issuer than a diversified fund can.
Investment Strategies and Risks
          Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each Fund’s Prospectus. Where a particular type of security or investment technique is not discussed in a Fund’s Prospectus, that security or investment technique is not a principal investment strategy.
          Invesco V.I. Balanced-Risk Allocation Fund will seek to gain exposure to commodities primarily through investments in the Invesco Cayman Commodity Fund IV Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The Fund may invest up to 25% of its total assets in the Subsidiary.
          The Funds’ investment objectives, policies, strategies and practices described below are non-fundamental unless otherwise indicated.
Equity Investments
          Common Stock. Each Fund (except Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund and Invesco V.I. Money Market Fund) may invest in common stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. A Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.
          The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
          Preferred Stock. Each Fund (except Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Government Securities Fund and Invesco V.I. Money Market Fund) may invest in preferred stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company’s earnings. Preferred stock also generally has a preference over common stock on the distribution of a company’s assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company’s assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company’s debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
          Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the

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price of preferred stocks. Preferred stock dividends may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.
          Convertible Securities. Each Fund (except Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Government Securities Fund and Invesco V.I. Money Market Fund) may invest in convertible securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.
          A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer’s balance sheet. To the extent that a Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.
          Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.
          The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.
          If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent

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investors place value on the right to acquire the underlying common stock while holding an income-producing security.
          While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating and investment limitation purposes.
          Alternative Entity Securities. Each Fund (except Invesco V.I. Government Securities Fund and Invesco V.I. Money Market Fund) may invest in alternative entity securities which are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.
Foreign Investments
          Foreign Securities. Each Fund may invest in foreign securities. Invesco V.I. Balanced-Risk Allocation Fund may invest up to 100% of its assets in foreign securities.
          Foreign securities are equity or debt securities issued by issuers outside the U.S., and include securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), or other securities representing underlying securities of foreign issuers (foreign securities). ADRs are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. ADRs are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. EDRs are similar to ADRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs and EDRs entitle the holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs or EDRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs or EDRs that are “sponsored” means that the foreign corporation whose shares are represented by the ADR or EDR is actively involved in the issuance of the ADR or EDR, and generally provides material information about the corporation to the U.S. market. An “unsponsored” ADR or EDR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR or EDR may not reflect important facts known only to the foreign company.
          Foreign debt securities include corporate debt securities of foreign issuers, certain foreign bank obligations (see Bank Instruments) and U.S. dollar or foreign currency denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities (see Foreign Government Obligations), international agencies and supranational entities.
          The Funds consider various factors when determining whether a company is in a particular country, including whether (1) it is organized under the laws of a country; (2) it has a principal office in a country; (3) it derives 50% or more of its total revenues from businesses in a country; and/or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a particular country.
          Investments by a Fund in foreign securities, including ADRs and EDRs, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below in addition to those accompanying an investment in issuers in the U.S.
          Currency Risk. The value in U.S. Dollars of the Fund’s non-dollar denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.
          Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States’ economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory

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taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.
          Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.
          There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems it may result in temporary periods when a portion of the Fund’s assets are uninvested and could cause the Fund to miss attractive investment opportunities or a potential liability to the Fund arising out of the Fund’s inability to fulfill a contract to sell such securities.
          Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially less trading volume than the United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, which may make it more difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.
          Risks of Developing/Emerging Markets Countries. Each Fund (excluding Invesco V.I. Money Market Fund) may invest up to 5%, Invesco V.I. Technology Fund and Invesco V.I. Value Opportunities Fund (formerly known as Invesco V.I. Basic Value Fund) may invest up to 10%, Invesco V.I. High Yield Fund and Invesco V.I. Diversified Income Fund may invest up to 15%, Invesco V.I. International Growth Fund, Invesco V.I. Global Health Care Fund and Invesco V.I. Global Real Estate Fund may invest up to 20%, and Invesco V.I. Balanced-Risk Allocation Fund may invest all of their respective net assets in securities of companies located in developing and emerging markets countries.
          Developing and emerging markets countries are those countries in the world other than developed countries of the European Union, the United States of America, Canada, Japan, Australia, New Zealand, Norway, Switzerland, Hong Kong, Singapore and Israel. Developed countries of the European Union are Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Portugal, Spain, Sweden and United Kingdom.
          Investments in developing and emerging markets countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally, and may include the following risks:
i.	Restriction, to varying degrees, on foreign investment in stocks;

ii.	Repatriation of investment income, capital, and the proceeds of sales in foreign countries may require foreign governmental registration and/or approval;

iii.	Greater risk of fluctuation in value of foreign investments due to changes in currency exchange rates, currency control regulations or currency devaluation;

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iv.	Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of certain developing and emerging markets countries;

v.
Many of the developing and emerging markets countries’ securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility; and

vi.
There is a risk in developing and emerging markets countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.

          Foreign Government Obligations. Each Fund (other than Invesco V.I. International Growth Fund, Invesco V.I. Value Opportunities Fund and Invesco V.I. Mid Cap Core Equity Fund) may invest in debt securities of foreign governments. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above under Foreign Securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds”.
          Foreign Exchange Transactions. Each Fund (except Invesco V.I. Money Market Fund) that may invest in foreign currency-denominated securities has the authority to purchase and sell foreign currency options, foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (i.e., for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts (referred to also as forward contracts; see also Forward Foreign Currency Contracts). Because forward contracts are privately negotiated transactions, there can be no assurance that a counterparty will honor its obligations.
          The Funds will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion. In addition, dealers may realize a profit based on the difference between the prices at which they buy and sell various currencies in the spot and forward markets.
          A Fund will generally engage in these transactions in order to complete a purchase or sale of foreign currency denominated securities The Funds may also use foreign currency options and forward contracts to increase or reduce exposure to a foreign currency or to shift exposure from one foreign currency to another in a cross currency hedge. Forward contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies; however, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Certain Funds may also engage in foreign exchange transactions, such as forward contracts, for non-hedging purposes to enhance returns. Open positions in forward contracts used for non-hedging purposes will be covered by the segregation of a sufficient amount of liquid assets.
          The Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund also may purchase and write currency options in connection with currency futures or forward contracts. Currency futures contracts are similar to forward foreign currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars. The uses and risks of currency futures are similar to those of futures relating to securities or indices (see also Futures and Options). Currency futures values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the Fund’s investments.
          Whether or not any hedging strategy will be successful is highly uncertain, and use of hedging strategies may leave a Fund in a less advantageous position than if a hedge had not been established.

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Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Invesco’s or the Sub-Advisers’ predictions regarding the movement of foreign currency or securities markets prove inaccurate.
          Certain Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Foreign exchange transactions may involve some of the risks of investments in foreign securities. For a discussion of tax considerations relating to foreign currency transactions, see “Dividends, Distributions, and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Foreign currency transactions.”
          The CFTC and SEC have recently defined many OTC derivative instruments, including non-deliverable foreign exchange forwards and OTC foreign exchange options, as “swaps.” Therefore, these instruments are now included in calculating a Fund’s derivatives exposure.
          Foreign Bank Obligations. Invesco V.I. Diversified Income Fund, Invesco V.I. High Yield and Invesco V.I. Money Market Fund may invest in foreign bank obligations. Foreign bank obligations include certificates of deposit, banker’s acceptances and fixed time deposits and other obligations (a) denominated in U.S. dollars and issued by a foreign branch of a domestic bank (Eurodollar Obligations), (b) denominated in U.S. dollars and issued by a domestic branch of a foreign bank (Yankee dollar Obligations), and (c) issued by foreign branches of foreign banks. Foreign banks are not generally subject to examination by any U. S. government agency or instrumentality.
          Invesco V.I. Money Market Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 50% of its total assets at the time of purchase, provided that there is no limitation upon the Fund’s investments in (a) Eurodollar Obligations (as defined below), if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee Dollar Obligations (as defined below), if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.
Exchange-Traded Funds
          Exchange-Traded Funds. Each Fund (except Invesco V.I. Money Market Fund) may purchase shares of exchange-traded funds (ETFs). Most ETFs are registered under the 1940 Act as investment companies. Therefore, a Fund’s purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed under “Other Investment Companies.” ETFs have management fees, which increase their cost. The Fund may invest in exchange-traded funds advised by PowerShares Capital. Invesco, the Sub-Advisers and PowerShares Capital are affiliates of each other as they are all indirect wholly-owned subsidiaries of Invesco Ltd.
          ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the price and/or yield of (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency. The performance results of ETFs will not replicate exactly the performance of the pertinent index, basket, commodity or currency due to transaction and other expenses, including fees to service providers, borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index or basket or price of a commodity or currency. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

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          Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Exchange-Traded Notes
          Exchange-Traded Notes. Invesco V.I. Balanced-Risk Allocation Fund may invest in exchange-traded notes. Exchange-traded notes (ETNs) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When Invesco V.I. Balanced-Risk Allocation Fund invests in ETNs (directly or through the Subsidiary) it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by Invesco V.I. Balanced-Risk Allocation Fund or the Subsidiary to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.
          ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (IRS) will accept, or a court will uphold, how Invesco V.I. Balanced-Risk Allocation Fund or the Subsidiary characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.
          An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.
          The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.
Debt Investments
          U.S. Government Obligations. Each Fund may invest in U.S. Government obligations, which include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations.
          U.S. Government Obligations may be, (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the

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discretionary authority of the U.S. Government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has recently provided financial support to Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of Fannie Mae, FHLMC and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest.
          Temporary Investments. Each Fund may invest a portion of its assets in affiliated money market funds or in the types of money market instruments in which those Funds would invest or other short-term U.S. Government securities for cash management purposes. The Fund may invest up to 100% of its assets in investments that may be inconsistent with the Fund’s principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. As a result, the Fund may not achieve its investment objective.
          Rule 2a-7 Requirements. As permitted by Rule 2a-7 under the 1940 Act, as amended, Invesco V.I. Money Market Fund, a money market fund, seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Rule 2a-7 imposes requirements as to the diversification of each Portfolio, quality of portfolio securities and maturity of the Portfolio and of individual securities.
          Diversification. In summary, Rule 2a-7 requires that a Portfolio may not invest in the securities of any issuer if, as a result, more than 5% of the Portfolio’s total assets would be invested in that issuer; provided that, each Portfolio may invest up to 25% of its total assets in the First Tier Securities of a single issuer for up to three business days after acquisition. Certain securities are not subject to this diversification requirement. These include: a security subject to a guarantee from a non-controlled person (as defined in Rule 2a-7) of the issuer of the security; U.S. Government securities; certain repurchase agreements; and shares of certain money market funds. Rule 2a-7 imposes a separate diversification test upon the acquisition of a guarantee or demand feature. (A demand feature is, in summary, a right to sell a security at a price equal to its approximate amortized cost plus accrued interest).
          For purposes of these diversification requirements with respect to issuers of Municipal Securities (defined under the caption Municipal Securities), each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer.
          In summary, a “First Tier Security” is rated (or issued by an issuer that is rated) in the highest short-term rating category by the “Requisite NRSROs,” or, if unrated, is determined by the Portfolios’ investment adviser (subject to oversight and pursuant to guidelines established by the Board) to be of comparable quality to such a rated security. Securities issued by a registered investment company that is a money market fund and U.S. Government securities are also considered to be “First Tier Securities.” The term “Requisite NRSRO” means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Portfolio acquires the security, that NRSRO.

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          Quality. The Portfolios may invest only in U.S. dollar denominated securities that the Portfolio’s investment adviser (subject to oversight and pursuant to guidelines established by the Board) determines present minimal credit risk and that are “Eligible Securities” as defined in Rule 2a-7. Rule 2a-7 defines an Eligible Security, in summary, as a security with a remaining maturity of 397 calendar days or less that has been rated (or whose issuer has been rated) by the Requisite NRSROs in one of the two highest short-term rating categories. Eligible Securities may also include unrated securities determined by the Portfolios’ investment adviser (subject to oversight and pursuant to guidelines established by the Board) to be of comparable quality to such rated securities. The eligibility of a security with a guarantee may be determined based on whether the guarantee is an Eligible Security.
          The Portfolios will limit investments to those which are First Tier Securities at the time of acquisition.
          Maturity. Under Rule 2a-7, each Portfolio may invest only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security is determined in compliance with Rule 2a-7, which permits, among other things, certain securities bearing adjustable interest rates to be deemed to have a maturity shorter than their stated maturity.
          Mortgage-Backed and Asset-Backed Securities. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. Technology Fund and Invesco V.I. Utilities Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as the Government National Mortgage Association (GNMA) and government-related organizations such as FNMA and FHLMC, as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.
          In addition, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as GNMAs) which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as FNMAs) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as FHLMCs) guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.
          On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (FHFA) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent position. Under the conservatorship, the management of

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FNMA and FHLMC was replaced.
          Since 2009, both FNMA and FHLMC have received significant capital support through U.S. preferred stock purchases and Federal Reserve purchases of the entities’ mortgage-backed securities.
          In February 2011, the Obama Administration produced a report to Congress outlining proposals to wind down FNMA and FHLMC and reduce the government’s role in the mortgage market. Discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the entities is in question as the U.S. Government considers multiple options regarding the future of FNMA and FHLMC.
          Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received on asset-backed securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
          If a Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.
          Collateralized Mortgage Obligations (CMOs). Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund and Invesco V.I. High Yield Fund may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
          CMOs are structured into multiple classes, each bearing a different fixed or floating interest rate and stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the

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underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
          In a typical CMO transaction, a corporation (issuer) issues multiple series (e.g., Series A, B, C and Z) of CMO bonds (Bonds). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (Collateral). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.
          CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Funds’ diversification tests.
          FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the FHLMC CMOs are made semiannually. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the FHLMC CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the FHLMC CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the FHLMC CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC CMO’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.
          Classes of CMOs may also include interest only (IOs) and principal only (POs). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.
          CMOs are generally subject to the same risks as mortgage-backed securities. In addition, CMOs may be subject to credit risk because the issuer or credit enhancer has defaulted on its obligations and a Fund may not receive all or part of its principal. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. Although GNMA guarantees timely payment of GNMA certificates even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

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          Collateralized Debt Obligations (CDOs). Each Fund (except Invesco V.I. Money Market Fund) may invest in CDOs. A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO’s securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk.
          Collateralized Loan Obligations (CLOs). Invesco V.I. Global Real Estate Fund may invest in CLOs, which are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which the Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
          Credit Linked Notes (CLNs). Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Income Fund and Invesco V.I. Global Real Estate Fund invest in CLNs. A CLN is a security with an embedded credit default swap allowing the issuer to transfer a specific credit risk to credit investors.
          CLNs are created through a Special Purpose Company (SPC), or trust, which is collateralized with AAA-rated securities. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. In return for these risks, the CLN holder receives a higher yield. The Fund bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. As with most derivative instruments, valuation of a CLN may be difficult due to the complexity of the security.
          Bank Instruments. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund and Invesco V.I. Money Market Fund may invest in bank instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposits, time deposits, and banker’s acceptances from U.S. or foreign banks as well as Eurodollar certificates of deposit (Eurodollar CDs) and Eurodollar time deposits (Eurodollar time deposits) of foreign branches of domestic banks. Some certificates of deposit is a negotiable interest-bearing instrument with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.

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          An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Securities.
          Commercial Instruments. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. High Yield and Invesco V.I. Money Market Fund may invest in commercial instruments, including commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars or foreign currencies.
          Commercial instruments are a type of instrument issued by large banks and corporations to raise money to meet their short term debt obligations, and are only backed by the issuing bank or corporation’s promise to pay the face amount on the maturity date specified on the note. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Funds. The interest rate on a master note may fluctuate based on changes in specified interest rates or may be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities. Commercial instruments may not be registered with the U.S. Securities and Exchange Commission (SEC).
          Synthetic Municipal Instruments. Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Real Estate Fund may invest in synthetic municipal instruments, the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (Underlying Bonds), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.
          Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
          The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.
          Municipal Securities. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. High Yield Fund and Invesco V.I. Money Market Fund may invest in Municipal Securities. “Municipal Securities” include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals,

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mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.
          The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax (AMT) liability and may have other collateral federal income tax consequences. Interest received by the Fund from tax-exempt Municipal Securities might may be taxable to shareholders if the Fund fails to qualify to pay exempt-interest dividends by failing to satisfy the requirement that at the close of each quarter of the Fund’s taxable year at least 50% of the Fund’s total assets consists of Municipal Securities.
          The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.
          Municipal Securities also include the following securities:
•
Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

•
Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

•
Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

•	Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.
          The Fund also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.
          After purchase by the Fund, an issue of Municipal Securities may cease to be rated by Moody’s Investors Service, Inc. (Moody’s) or Standard and Poor’s Ratings Services (S&P), or another nationally recognized statistical rating organization (NRSRO), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require the Fund to dispose of the security. To the extent that the ratings applied by Moody’s, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Fund will attempt to use comparable credit quality ratings as standards for its investments in Municipal Securities.

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          Since the Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.
          The Fund may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.
          The Fund may also invest in taxable municipal securities. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.
          The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.
          Municipal Lease Obligations. Invesco V.I. Diversified Income Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. High Yield Fund and Invesco V.I. Money Market Fund may invest in municipal lease obligations by purchasing such obligations directly or through participation interests.
          Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes.
          Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities and the risks of holding illiquid securities.
          Investment Grade Debt Obligations. Each Fund (except Invesco V.I. Government Securities Fund) may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Debt obligations include, among others, bonds, notes, debentures and variable rate demand notes.
          Investment grade securities are: (i) securities rated BBB- or higher by (“S&P”) or Baa3 or higher by Moody’s or an equivalent rating by another NRSRO, (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase.

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The description of debt securities ratings may be found in Appendix A.
          In choosing corporate debt securities on behalf of a Fund, portfolio managers may consider:
(i)	general economic and financial conditions;

(ii)
the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and,

(iii)	other considerations deemed appropriate.
          Debt securities are subject to a variety of risks, such as interest rate risk, income risk, prepayment risk, inflation risk, credit risk, currency risk and default risk.
          Non-Investment Grade Debt Obligations (Junk Bonds). Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Global Real Estate Fund and Invesco V.I. High Yield Fund may invest in lower-rated or non-rated debt securities commonly known as junk bonds. Invesco V.I. Balanced-Risk Allocation Fund may invest up to 25% of its net assets in junk bonds, including junk bonds of companies located in developing countries.
          Bonds rated below investment grade (as defined above in “Investment Grade Debt Obligations”) are commonly referred to as “junk bonds.” Analysis of the creditworthiness of junk bond issuers is more complex than that of investment-grade issuers and the success of the Fund’s adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment-grade bonds. Description of debt securities ratings are found in Appendix A.
          The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often issued by smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer’s other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and a Fund may have difficulty selling certain junk bonds at the desired time and price. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could cause large fluctuations in the net asset value of that Fund’s shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.
          Loans, Loan Participations and Assignments. Invesco V.I. High Yield Fund may invest, subject to an overall 15% limit on loans, in loan participations or assignments.
          Loans and loan participations are interests are interests in amounts owed by a corporate, governmental or other borrowers to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower,

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and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
          When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.
          Investments in loans, loan participations and assignments present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. The Fund anticipates that loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan at a price that is acceptable or to even obtain pricing information. In addition, some loans, loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.
          Structured Notes and Indexed Securities. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Global Real Estate Fund and Invesco V.I. High Yield Fund may invest in structured notes or other indexed securities.
          Structured notes are derivative debt instruments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices or other financial indicators (reference instruments). Indexed securities may include structured notes and other securities wherein the interest rate or principal are determined by a reference instrument.
          Most structured notes and indexed securities are fixed income securities that have maturities of three years or less. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the indexed security. Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.
          Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note or indexed security’s issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Further, in the case of certain structured notes or indexed securities in which the interest rate, or exchange rate in the case of currency, is linked to a referenced instrument, the rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to the Fund.
          Investment in Wholly-Owned Subsidiary. Invesco V.I. Balanced-Risk Allocation Fund will invest up to 25% of its total assets in its wholly-owned and controlled Subsidiary, which is expected to invest primarily in commodity swaps and futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. As a result, Invesco V.I. Balanced-Risk Allocation Fund may be considered to be investing indirectly in these investments through the Subsidiary.

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          The Subsidiary will not be registered under the 1940 Act but will be subject to certain of the investor protections of that Act. Invesco V.I. Balanced-Risk Allocation Fund, as sole shareholder of the Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since Invesco V.I. Balanced-Risk Allocation Fund wholly-owns and controls the Subsidiary, and the Subsidiary is managed by the Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of Invesco V.I. Balanced-Risk Allocation Fund or its shareholders. Invesco V.I. Balanced-Risk Allocation Fund’s Trustees have oversight responsibility for the investment activities of Invesco V.I. Balanced-Risk Allocation Fund, including its investments in the Subsidiary, and its role as sole shareholder of the Subsidiary. Also, in managing the Subsidiary’s portfolio, the Adviser will be subject to the same investment restrictions and operational guidelines that apply to the management of Invesco V.I. Balanced-Risk Allocation Fund.
          Changes in the laws of the United States and/or the Cayman Islands, under which Invesco V.I. Balanced-Risk Allocation Fund and the Subsidiary, respectively, are organized, could result in the inability of Invesco V.I. Balanced-Risk Allocation Fund or the Subsidiary to operate as described in this SAI and could negatively affect Invesco V.I. Balanced-Risk Allocation Fund and its shareholders. For example, the Government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Invesco V.I. Balanced-Risk Allocation Fund shareholders would likely suffer decreased investment returns.
Other Investments
          Real Estate Investment Trusts (REITs). Each Fund (except Invesco V.I. Global Real Estate Fund) may invest up to 15% of its total assets in equity interests and/or debt obligations issued by REITs. Invesco V.I. Global Real Estate Fund may invest all of its total assets in equity and/or debt securities issued by REITs.
          REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.
          Investments in REITS may be subject to many of the same risks as direct investments in real estate. These risks include difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, heavy cash flow dependency and increases in interest rates. To the extent that a Fund invests in REITs, the Fund could conceivably own real estate directly as a result of a default on the REIT interests or obligations it owns.
          In addition to the risks of direct real estate investment described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the following risks: they are dependent upon management skill and on cash flows; are not diversified; are subject to defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act; and are subject to interest rate risk. A Fund that invests in REITs will bear a proportionate share of the expenses of the REITs.
          Other Investment Companies. Each Fund may purchase shares of other investment companies, including exchange-traded funds. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest

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more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. For example, under certain conditions, a Fund may acquire an unlimited amount of shares of mutual funds that are part of the same group of investment companies as the acquiring fund. In addition, these restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the Affiliated Money Market Funds).
          When a Fund purchases shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
          Master Limited Partnerships (MLPs). Operating earnings flow directly to the unitholders of MLPs in the form of cash distributions. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments.
          The risks of investing in an MLP are similar to those of investing in a partnership and include less restrictive governance and regulation, and therefore less protection for the MLP investor, than investors in a corporation. Additional risks include those risks traditionally associated with investing in the particular industry or industries in which the MLP invests.
          Defaulted Securities. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Global Real Estate Fund and Invesco V.I. High Yield Fund may invest in defaulted securities.
          Defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in defaulted securities, the Fund may be required to participate in legal proceedings or take possession of and manage assets securing the issuer’s obligations on the defaulted securities. This could increase the Fund’s operating expenses and adversely affect its net asset value. Risks in defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer. Any investments by the Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless Invesco and/or the Sub-Advisers determines that such defaulted securities are liquid under guidelines adopted by the Board.
          Variable or Floating Rate Instruments. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund and Invesco V.I. Money Market Fund may invest in variable or floating rate instruments.
          Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. The Fund’s adviser, or Sub-adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.

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          Zero-Coupon and Pay-in-Kind Securities. To the extent consistent with its investment objective, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. Technology Fund and Invesco V.I. Utilities Fund may invest in zero-coupon or pay-in-kind securities.
          Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that traditionally provide periodic payments of interest (referred to as a coupon payment). Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero-coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Investors may purchase zero coupon and pay in kind securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents “original issue discount” on the security.
          Premium Securities. Invesco V.I. Balanced-Risk Allocation Fund may invest in premium securities. Premium securities are securities bearing coupon rates higher than the then prevailing market rates.
          Premium securities are typically purchased at a “premium”, in other words, at a price greater than the principal amount payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of premium securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. However, the yield on these securities would remain at the current market rate. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss of principal if it holds such securities to maturity.
          Stripped Income Securities. Invesco V.I. Balanced-Risk Allocation Fund may invest in stripped income securities.
          Stripped income securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities, or other assets. Stripped income securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped, where one class will receive all of the interest (the interest only class or the IO class), while the other class will receive all of the principal (the principal-only class or the PO class).
          The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities. In the case of mortgage-backed stripped income securities, the yields to maturity of IOs and POs may be very sensitive to principal repayments (including prepayments) on the underlying mortgages resulting in a Fund being unable to recoup its initial investment or resulting in a less than anticipated yield. The market for stripped income securities may be limited, making it difficult for the Fund to dispose of its holding at an acceptable price.
          Privatizations. Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. Global Real Estate Fund may invest in privatizations.
          The governments of certain foreign countries have, to varying degrees, embarked on privatization programs to sell part or all of their interests in government owned or controlled companies or enterprises (privatizations). A Fund’s investments in such privatizations may include: (i) privately negotiated investments in a government owned or controlled company or enterprise; (ii) investments in the initial offering of equity securities of a government owned or controlled company or enterprise; and (iii)

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investments in the securities of a government owned or controlled company or enterprise following its initial equity offering.
          In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies and enterprises currently owned or controlled by them, that privatization programs will be successful, or that foreign governments will not re-nationalize companies or enterprises that have been privatized. If large blocks of these enterprises are held by a small group of stockholders the sale of all or some portion of these blocks could have an adverse effect on the price.
          Participation Notes. Invesco V.I. Global Real Estate Fund may invest in participation notes. Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign company or foreign securities market that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities market that they seek to replicate. Participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuer of the underlying assets.
Investment Techniques
          Forward Commitments, When-Issued and Delayed Delivery Securities. Each Fund may purchase or sell securities on a forward commitment, when-issued or delayed-delivery basis.
          Forward commitments, when-issued or delayed-delivery basis means that delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments also include “To be announced” (TBA) mortgage backed securities, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. A Fund may also enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, a Fund may sell these securities or its commitment before the settlement date if deemed advisable.
          When purchasing a security on a forward commitment, when-issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
          Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio

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transactions in order to honor its commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the forward commitment, when-issued or delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional forward, when-issued or delayed delivery commitments will be made by a Fund if, as a result, more than 25% of the Fund’s total assets would become so committed. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement.
          Short Sales. Each Fund (except Invesco V.I. Money Market Fund) may engage in short sales. A Fund (except Invesco V.I. Global Real Estate Fund) does not currently intend to engage in short sales other than short sales against the box. A Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets. This limitation does not apply to short sales against the box.
          A short sale involves the sale of a security which a Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security from a broker. The Fund normally closes a short sale by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. A short sale is typically effected when the Fund’s adviser believes that the price of a particular security will decline. Open short positions using futures or forward foreign currency contracts are not deemed to constitute selling securities short.
          To secure its obligation to deliver the securities sold short to the broker, a Fund will be required to deposit cash or liquid securities with the broker. In addition, the Fund may have to pay a premium to borrow the securities, and while the loan of the security sold short is outstanding, the Fund is required to pay to the broker the amount of any dividends paid on shares sold short. In addition to maintaining collateral with the broker, a Fund will set aside an amount of cash or liquid securities equal to the difference, if any, between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker-dealer in connection with the short sale. The collateral will be marked to market daily. The amounts deposited with the broker or segregated with the custodian do not have the effect of limiting the amount of money that the Fund may lose on a short sale. Short sale transactions covered in this manner are not considered senior securities and are not subject to the Fund’s fundamental investment limitations on senior securities and borrowings.
          Short positions create a risk that a Fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what the Fund originally paid for the security together with any transaction costs. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility. Because the Fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the Fund resulting from the short sale will be decreased, and the amount of any ultimate gain or loss will be decreased or increased, respectively, by the amount of such expenses.
          The Fund may also enter into short sales against the box. Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

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          Short sales against the box result in a “constructive sale” and require a Fund to recognize any taxable gain unless an exception to the constructive sale applies. See “Dividends, Distributions and Tax Matters — Tax Matters-Tax Treatment of Portfolio Transactions — Options, futures, forward contracts, swap agreements and hedging transactions.”
          Margin Transactions. Neither of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.
          Interfund Loans. The SEC has issued an exemptive order permitting the Invesco Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Invesco Funds’ interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan will generally only occur if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) an Invesco Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) an Invesco Fund may not lend more than 5% of its net assets to another Invesco Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day’s notice and may be repaid on any day.
          Borrowing. The Funds may borrow money to the extent permitted under the Fund Policies. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or, (iii) for cash management purposes. Invesco V.I. High Yield, Invesco V.I. Diversified Income Fund and Invesco V.I. Government Securities Fund may also borrow money to purchase additional securities when Invesco or the Sub-Adviser deems it advantageous to do so. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.
          If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund’s borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.
          The ability of Invesco V.I. High Yield, Invesco V.I. Diversified Income Fund and Invesco V.I. Government Securities Fund to borrow money to purchase additional securities gives these Funds greater flexibility to purchase securities for investment or tax reasons and not to be dependent on cash flows. To the extent borrowing costs exceed the return on the additional investments, the return realized by the Fund’s shareholders will be adversely affected. The Fund’s borrowing to purchase additional securities creates an opportunity for a greater total return to the Fund, but, at the same time, increases exposure to losses. The Fund’s willingness to borrow money for investment purposes, and the amount it borrows depends upon many factors, including investment outlook, market conditions and interest rates. Successful use of borrowed money to purchase additional investments depends on Invesco’s or the Sub-Adviser’s ability to predict correctly interest rates and market movements; such a strategy may not be successful during any period in which it is employed.
          The Funds may borrow from a bank, broker-dealer, or an Invesco Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave Funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such Funds; or (ii) compensate the custodian bank by paying it an agreed upon rate. A Fund may not

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purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets or when any borrowings from an Invesco Fund are outstanding.
          Lending Portfolio Securities. Each Fund may each lend its portfolio securities (principally to broker-dealers) to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that Invesco has determined are in good standing and when, in Invesco’s judgment, the income earned would justify the risks.
          A Fund will not have the right to vote securities while they are on loan, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.
          If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.
          Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in short-term money market instruments or Affiliated Money Market Funds. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral.
          For a discussion of tax considerations relating to lending portfolio securities, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions - Securities lending.”
          Repurchase Agreements. Each Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund’s holding period. A Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis.
          In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities. Invesco V.I. Money Market Fund may engage in repurchase agreements collateralized by securities that are rated investment grade and below investment grade by the requisite NRSROs or unrated securities of comparable quality, loan participations, and equities. For these types of repurchase agreement transactions, the Fund would look to the counterparty, and not the collateral, for determining diversification under Rule 2a-7. Thus, collateral for a repurchase agreement may include securities that a Fund could not hold directly.
          Regardless of the collateral underlying the repurchase agreement, Invesco V.I. Money Market Fund must determine that the repurchase agreement with the particular counterparty involves minimal credit risk and satisfies the credit quality standards in compliance with Rule 2a-7 under the 1940 Act.

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Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral.
          If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines or be deemed an unsecured creditor and be required to return the securities to the seller. Invesco V.I. Money Market Fund may enter into repurchase agreements that may be subject to a court ordered or other “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Fund from selling the securities it holds under a repurchase agreement until permitted by a court or other authority. In these situations Invesco V.I. Money Market Fund will be subject to greater risk that the value of the securities will decline before they are sold, and that the Fund will experience a loss.
          The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Custody of the securities will be maintained by the Fund’s custodian or subcustodian for the duration of the agreement.
          The Funds may invest their cash balances in joint accounts with other Invesco Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days and collateralized by cash or government securities (as defined by Rule 2a-7), and in certain other money market instruments with remaining maturities not to exceed 90 days.
          Restricted and Illiquid Securities. Each Fund (except Invesco V.I. Money Market Fund) may invest up to 15% of its net assets in securities that are illiquid. Invesco V.I. Money Market Fund may invest up to 10% of its net assets in securities that are illiquid. Invesco V.I. Balanced-Risk Allocation Fund and Invesco V.I. High Yield Fund may invest in Rule 144A securities.
          Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at approximately which they are valued. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that provide for withdrawal penalties upon prepayment (other than overnight deposits); (4)

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loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the 1933 Act); and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws.
          Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling illiquid securities may result in a loss or be costly to the Fund.
          If a substantial market develops for a restricted security or other illiquid investment held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Board. While Invesco monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for Invesco’s liquidity determinations. Invesco considers various factors when determining whether a security is liquid, including the frequency of trades, availability of quotations and number of dealers or qualified institutional buyers in the market.
          Reverse Repurchase Agreements. Each Fund may engage in reverse repurchase agreements.
          Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.
          Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act
          Mortgage Dollar Rolls. Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Income Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Government Securities Fund may engage in mortgage dollar rolls (a dollar roll).
          A dollar roll is a type of transaction that involves the sale by a Fund of a mortgage-backed security to a financial institution such as a bank or broker-dealer, with an agreement that the Fund will repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase a Fund will not be entitled to receive interest or principal payments on the securities sold but is compensated for the difference between the current sales price and the forward price for the future purchase. In addition, cash proceeds of the sale may be invested in short-term instruments and the income from these investments, together with any additional fee income received on the sale, would generate income for a Fund. A Fund typically enters into a dollar roll transaction to enhance the Fund’s return either on an income or total return basis or to manage pre-payment risk.

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          Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Dollar rolls are considered borrowings by a Fund under the 1940 Act. At the time a Fund enters into a dollar roll transaction, a sufficient amount of assets held by the Fund will segregated to meet the forward commitment.
          Unless the benefits of the sale exceed the income, capital appreciation or gains on the securities sold as part of the dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of dollar rolls. The benefits of dollar rolls may depend upon the Adviser or Sub-Adviser’s ability to predict mortgage repayments and interest rates. There is no assurance that dollar rolls can be successfully employed.
Derivatives
          A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices, referred to as an “underlying reference.” These underlying references may include commodities, stocks, bonds, interest rates, currency exchange rates or related indices. Derivatives include swaps, options, warrants, futures and forward foreign currency contract. Some derivatives, such as futures and certain options, are traded on U.S. commodity or securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (OTC) market.
          Derivatives may be used for “hedging,” which means that they may be used when the portfolio manager seeks to protect the Fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivatives may also be used when the portfolio manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the characteristics of the Fund’s portfolio investments, for example, duration, and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon the portfolio manager’s ability to predict and understand relevant market movements.
          Because certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and the Fund could lose more than it invested, federal securities laws, regulations and guidance may require the Fund to earmark assets to reduce the risks associated with derivatives or to otherwise hold instruments that offset the Fund’s obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, If SEC guidance so requires, a Fund will earmark cash or liquid assets with a value sufficient to cover its obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.
          For swaps, forwards and futures that are contractually required to “cash-settle,” Invesco V.I. Balanced-Risk Allocation Fund are permitted to set aside liquid assets in an amount equal to Invesco V.I. Balanced-Risk Allocation Funds’ daily mark-to-market (net) obligations, if any (i.e., Invesco V.I. Balanced-Risk Allocation Funds daily net liabilities, if any), rather than the notional value (See Swap Agreements). By setting aside assets equal to only its net obligations under cash-settled swaps, forward and futures contracts, the Invesco V.I. Balanced-Risk Allocation Fund will have the ability to employ leverage to a greater extent than if Invesco V.I. Balanced-Risk Allocation Fund were required to segregate assets equal to the full notional value of such contracts. Invesco V.I. Balanced-Risk Allocation Fund reserves the right to modify their asset segregation policies in the future to comply with any changes in the positions

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articulated from time to time by the SEC and its staff. The Subsidiary will comply with these asset segregation requirements to the same extent as Invesco V.I. Balanced-Risk Allocation Fund.
          The Trust, on behalf of each Fund, other than Invesco V.I. Balanced-Risk Allocation Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a pool operator under the CEA with respect to the Funds for which the Trust has claimed such an exclusion. The Adviser is registered as a “commodity pool operator” and a “commodity trading advisor” under the CEA and the rules of the Commodity Futures Trading Commission (CFTC) and, as of January 1, 2013, is subject to regulation as a commodity pool operator under the CEA with respect to Invesco V.I. Balanced-Risk Allocation Fund. However, the CFTC has not yet adopted rules regarding certain disclosure, reporting or recordkeeping requirements that will apply to such Fund as a result of the Adviser’s registration as a commodity pool operator. Therefore, additional information required to be disclosed under these rules, additional regulatory requirements that may be imposed and additional expenses that may be incurred by the Fund cannot currently be determined. The CFTC has neither reviewed nor approved Invesco V.I. Balanced-Risk Allocation Fund, its investment strategies or this SAI.
          General risks associated with derivatives:
          The use by the Funds of derivatives may involve certain risks, as described below.
          Counterparty Risk: OTC derivatives are generally governed by a single master agreement for each counterparty. Counterparty risk refers to the risk that the counterparty under the agreement will not live up to its obligations. An agreement may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation; therefore, a Fund might need to rely on contractual remedies to satisfy the counterparty’s full obligation. As with any contractual remedy, there is no guarantee that a Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. The agreement may allow for netting of the counterparty’s obligations on specific transactions, in which case a Fund’s obligation or right will be the net amount owed to or by the counterparty. The Fund will not enter into a derivative transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Invesco monitors the financial stability of counterparties. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor instead of the counterparty.
          A Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the agreements with that counterparty would exceed 5% of the Fund’s net assets determined on the date the transaction is entered into.
          Leverage Risk: Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. A Fund mitigates leverage by segregating or earmarking assets or otherwise covers transactions that may give rise to leverage.
          Liquidity Risk: The risk that a particular derivative is difficult to sell or liquidate. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.
          Pricing Risk: The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding underlying instruments.
          CFTC Regulation Risk. The CFTC has recently adopted amendments to certain CFTC rules, and is promulgating new rules, which will subject Invesco V.I. Balanced-Risk Allocation Fund, to regulation by the CFTC. Invesco V.I. Balanced-Risk Allocation Fund,

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will be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements. Invesco V.I. Balanced-Risk Allocation Fund, also will be subject to CFTC requirements related to processing derivatives transactions and tracking exposure levels to certain commodities. Compliance with these additional requirements will increase fund expenses. Certain of the requirements that would apply to Invesco V.I. Balanced-Risk Allocation Fund have not yet been adopted, and it is unclear what the effect of those requirements would be on Invesco V.I. Balanced-Risk Allocation Fund if they are adopted. The Adviser believes that it is possible that compliance with CFTC regulations, if they are adopted as proposed, may adversely affect the ability of Invesco V.I. Balanced-Risk Allocation Fund achieve its objectives.
          Tax Risks: For a discussion of the tax considerations relating to derivative transactions, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions.”
          General risks of hedging strategies using derivatives:
          The use by the Funds of hedging strategies involves special considerations and risks, as described below.
          Successful use of hedging transactions depends upon Invesco’s and the Sub-Advisers’ ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of derivatives for hedging, there can be no assurance that any particular hedging strategy will succeed.
          In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.
          Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.
          Types of derivatives:
          Swap Agreements. Each Fund (except Invesco V.I. Government Securities Fund and Invesco V.I. Money Market Fund) may enter into swap agreements.
          Generally, swap agreements are contracts between a Fund and a brokerage firm, bank, or other financial institution (the counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in returns) earned or realized on a particular asset such as an equity or debt security, commodity, currency or interest rate, calculated with respect to a “notional amount.” The notional amount is the set amount selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or a “basket” of securities representing a particular index. In some cases, such as cross currency swaps, the swap agreement may require delivery (exchange) of the entire notional value of one designated currency for another designated currency.

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          Numerous proposals have been made by various regulatory entities and rulemaking bodies to regulate the OTC derivatives markets, including, specifically, credit default swaps. The Fund cannot predict the outcome or final form of any of these proposals or if or when any of them would become effective. However, any additional regulation or limitation on the OTC markets for derivatives could materially and adversely impact the ability of the Fund to buy or sell OTC derivatives, including credit default swaps and interest rate swaps.
          Commonly used swap agreements include:
          Credit Default Swaps (CDS): An agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay or bankruptcy of the issuer on a referenced debt obligation. CDS transactions are typically individually negotiated and structured. A Fund may enter into CDS to create long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.
          A Fund may buy a CDS (buy credit protection). In this transaction the Fund makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a referenced debt obligation (the Reference Obligation). If a credit event occurs for the Reference Obligation, the Fund would cease making premium payments and it would deliver defaulted bonds to the seller. In return, the seller would pay the notional value of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller for the life of the contract, and no other exchange occurs.
          Alternatively, a Fund may sell a CDS (sell credit protection). In this transaction the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the Reference Obligation. If a credit event occurs for the Reference Obligation, the buyer would cease to make premium payments to the Fund and deliver the Reference Obligation to the Fund. In return, the Fund would pay the notional value of the Reference Obligation to the buyer. Alternatively, the two counterparties may agree to cash settlement in which the Fund would pay the buyer the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the contract, and no other exchange occurs.
          Credit Default Index (CDX). A CDX is an index of CDS. CDX allow an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS or CMBS) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX are issued on a regular basis. A Commercial Mortgage-Backed Index (CMBX) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities (See “Debt Instruments — Mortgage-Backed and Asset-Backed Securities”) rather than CDS. Unlike other CDX contracts where credit events are intended to capture an event of default CMBX involves a pay-as-you-go (PAUG) settlement process designed to capture non-default events that affect the cash flow of the reference obligation. PAUG involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities.
          Currency Swap: An agreement between two parties pursuant to which the parties exchange a U.S. dollar-denominated payment for a payment denominated in a different currency.
          Interest Rate Swap: An agreement between two parties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other words, Party A agrees to pay Party B a fixed interest rate and in return Party B agrees to pay Party A a variable interest rate.

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          Swaptions. An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
          Commodity Swaps. A commodity swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of a commodity-based underlying instrument (such as a specific commodity or commodity index) in return for periodic payments based on a fixed or variable interest rate or the total return from another commodity-based underlying instrument. In a total return commodity swap, a Fund receives the price appreciation of a commodity index, a portion of a commodity index or a single commodity in exchange for paying an agreed-upon fee.
          Total Return Swap: An agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.
          Options. Each Fund (except for Invesco V.I. Money Market Fund) may invest in options.
          An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option at the exercise price during the term of the option (for American style options or on a specified date for European style options), the security, currency or other instrument underlying the option (or in the case of an index option the cash value of the index). Options on a CDS or a Futures Contract (defined below) give the purchaser the right to enter into a CDS or assume a position in a Futures Contract.
          The Funds may engage in certain strategies involving options to attempt to manage the risk of their investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund’s net asset value being more sensitive to changes in the value of the option.
          The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
          A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options would exceed 20% of the Fund’s total assets. A Fund will not purchase options if, immediately after such purchase, the aggregate premiums paid for outstanding options would exceed 5% of the Fund’s total assets.
          A Fund may effectively terminate its right or obligation under an option by entering into an offsetting closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.
          Options may be either listed on an exchange or traded in OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time; therefore the Fund may be required to treat some or all OTC options as illiquid securities. Although a Fund will enter into OTC

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options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to exercise or expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
          Types of Options:
          Put Options on Securities: A put option gives the purchaser the right to sell, to the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option for American style options or on a specified date for European style options, regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency for the exercise price.
          Call Options on Securities: A call option gives the purchaser the right to buy, from the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option for the exercise price.
          Index Options: Index options (or options on securities indices) give the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference.
          The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears the risk that the value of the securities held will not be perfectly correlated with the value of the index.
          CDS Option: A CDS option transaction gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.
          Options on Futures Contracts: Options on Futures Contracts give the holder the right to assume a position in a Futures Contract (to buy the Futures Contract if the option is a call and to sell the Futures Contract if the option is a put) at a specified exercise price at any time during the period of the option.
          Option Techniques:
          Writing Options. A Fund may write options to generate additional income and to seek to hedge its portfolio against market or exchange rate movements. As the writer of an option, the Fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the Fund of exercise at any time prior to the expiration of the option (for American style options). In general, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.

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          A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.
          In return for the premium received for writing a call option on a security the Fund holds, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.
          If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency, held by the Fund during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.
          Purchasing Options.
          A Fund may only purchase a put option on an underlying security, contract or currency owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency held by the Fund; or purchase put options on underlying securities, contracts or currencies against which it has written other put options. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.
          A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio, or on underlying securities, contracts or currencies against which it has written other call options. The Fund is not required to own the underlying security in order to purchase a call option. If the Fund does not own the underlying position, the purchase of a call option would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds a call option, rather than the underlying security, contract or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.
          Straddles/Spreads/Collars. Each Fund (except for Invesco V.I. Money Market Fund), for hedging purposes, may enter into straddles, spreads and collars.
          Spread and straddle options transactions. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.
          Option Collars. A Fund also may use option “collars.” A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a

35

call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.
          Warrants. Each Fund (except Invesco V.I. Government Securities and Invesco V.I. Money Market Fund) may purchase warrants.
          A warrant gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and is similar to a call option. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. Young, unseasoned companies often issue warrants to finance their operations.
          Rights. Rights are equity securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Fund that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.
          Futures Contracts. Each Fund (except Invesco V.I. Money Market Fund) may enter into Futures Contracts.
          A Futures Contract is a two-party agreement to buy or sell a specified amount of a specified security, currency or commodity (or delivery of a cash settlement price, in the case of certain futures such as an index future or Eurodollar Future) for a specified price at a designated date, time and place (collectively, Futures Contracts). A “sale” of a Futures Contract means the acquisition of a contractual obligation to deliver the underlying instrument or asset called for by the contract at a specified price on a specified date. A “purchase” of a Futures Contract means the acquisition of a contractual obligation to acquire the underlying instrument or asset called for by the contract at a specified price on a specified date.
          The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the CFTC. Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls.
          Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding. “Margin” for a Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered (initial margin) is intended to ensure the Fund’s performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.
          Subsequent payments, called “variation margin,” received from or paid to the futures commission merchant through which a Fund enters into the Futures Contract will be made on a daily basis as the futures price fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market. When the Futures Contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the futures commission merchant along with any amount in

36

excess of the margin amount; if the Fund has a loss of less than the margin amount, the difference is returned to the Fund; or if the Fund has a gain, the margin amount is paid to the Fund and the futures commission merchant pays the Fund any excess gain over the margin amount.
          Closing out an open Futures Contract is affected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.
          In addition, if a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.
          Types of Futures Contracts:
          Commodity Futures. A commodity futures contract is an exchange-traded contract to buy or sell a particular commodity at a specified price at some time in the future. Commodity futures contracts are highly volatile; therefore, the prices of fund shares may be subject to greater volatility to the extent it invests in commodity futures.
          Currency Futures: A currency Futures Contract is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency Futures Contracts may be highly volatile and thus result in substantial gains or losses to the Fund.
          Index Futures: A stock index Futures Contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the date specified in the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made.
          Interest Rate Futures: An interest-rate Futures Contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate Futures Contracts are U.S. Treasury futures and Eurodollar Futures Contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for Eurodollar futures is the London Interbank Offered Rate (Libor) which is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market.
          Security Futures: A security Futures Contract is an exchange-traded contract to purchase or sell, in the future, a specified quantity of a security (other than a Treasury security, or a narrow-based securities index) at a certain price.
          Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s Futures Contract margin account. The Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.

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          Pursuant to federal securities laws and regulations, the Fund’s use of Futures Contracts and options on Futures Contracts may require the Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section “Cover.”
          Forward Foreign Currency Contracts. Each Fund (except Invesco V.I. Government Securities and Invesco V.I. Money Market Fund) may enter into forward foreign currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates.
          A forward foreign currency contract is an over the counter contract between two parties to buy or sell a particular currency at a specified price at a future date. The parties may exchange currency at the maturity of the forward foreign currency contract, or if the parties agree prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting amount of currency. Forward foreign currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges.
          A Fund may enter into forward foreign currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.
          The cost to a Fund of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.
          Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies.
          The Funds, other than Invesco V.I. Balanced-Risk Allocation Fund will enter into Futures Contracts for hedging purposes only. For example, Futures Contracts may be sold to protect against a decline in the price of securities or currencies that the Fund owns, or purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. Additionally, Futures Contracts may be used to hedge against certain portfolio risks such as interest rate risk, yield curve risk and currency exchange rates.
Fund Policies
          Fundamental Restrictions. Except as otherwise noted below, each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund’s outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.
          (1) The Fund (except for Invesco V.I. Balanced-Risk Allocation Fund) is a “diversified company” as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the “1940 Act Laws, Interpretations

38

and Exemptions”). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.
          (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
          (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
          (4) The Fund (except for Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Technology Fund and Invesco V.I. Utilities Fund) will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for Invesco V.I. Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
          Invesco V.I. Global Health Care Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in health care industries. Invesco V.I. Global Real Estate Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of domestic and foreign real estate and real estate-related companies. Invesco V.I. Technology Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in technology-related industries. Invesco V.I. Utilities Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the securities of issuers engaged primarily in utilities-related industries
          (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
          (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities. This restriction also does not prevent Invesco V.I. Balanced-Risk Allocation Fund from investing up to 25% of its total assets in the Subsidiary, thereby gaining exposure to the investment returns of commodities markets within the limitations of the federal tax requirements.
          (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.
          (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.
          The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving

39

prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.
          Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to each of the Funds unless otherwise indicated.
          (1) In complying with the fundamental restriction regarding issuer diversification, the Fund (except for Invesco V.I. Balanced-Risk Allocation Fund) will not, with respect to 75% of its total assets (and for Invesco V.I. Money Market Fund, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, except, in the case of Invesco V.I. Money Market Fund, as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
          In complying with the fundamental restriction regarding issuer diversification, any fund that invests in municipal securities will regard each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member as a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund’s total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.
          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).
          (3) In complying with the fundamental restriction regarding industry concentration, the Fund (except for Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Technology Fund and Invesco V.I. Utilities Fund) may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.
          For purposes of Invesco V.I. Global Health Care Fund’s fundamental investment restriction regarding industry concentration, an issuer will be considered to be engaged in health care industries if (1) at least 50% of its gross income or its net sales are derived from activities in the health care industry; (2) at least 50% of its assets are devoted to producing revenues from the health care industry; or (3) based on other available information, Invesco determines that its primary business is within the health care industry.
          For purposes of Invesco V.I. Global Real Estate Fund’s fundamental restriction regarding industry concentration, real estate and real estate-related companies shall consist of companies (i) that can attribute at least 50% of their assets, gross income or net profits to ownership, construction, management, or sale of residential, commercial or industrial real estate, including listed equity REITs and other real estate operating companies that own property, or that make short-term construction and

40

development mortgage loans or which invest in long-term mortgages or mortgage pools, or (ii) companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions which issue or service mortgages.
          For purposes of Invesco V.I. Technology Fund’s fundamental investment restriction regarding industry concentration an issuer will be considered to be engaged in a technology-related industry if (1) at least 50% of its gross income or its net sales are derived from activities in technology-related industries; (2) at least 50% of its assets are devoted to producing revenues in technology-related industries; or (3) based on other available information, the Fund’s portfolio manager(s) determines that its primary business is within technology-related industries.
          For purposes of Invesco V.I. Utilities Fund’s fundamental investment restriction regarding industry concentration an issuer will be considered to be engaged in a utilities-related industry if (1) at least 50% of its gross income or its net sales are derived from activities in utilities-related industries; (2) at least 50% of its assets are devoted to producing revenues in utilities-related industries; or (3) based on other available information, the Fund’s portfolio manager(s) determines that its primary business is within utilities-related industries.
          (4) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.
          The Funds do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, the Funds will interpret the fundamental restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund’s investment objectives and general investment policies (as stated in the Funds’ prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Funds also will interpret their fundamental restriction regarding purchasing and selling physical commodities and their related non-fundamental restriction to permit the Funds to invest in exchange-traded funds that invest in physical and/or financial commodities, subject to the limits described in the Funds’ prospectuses and herein.
          (5) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an Invesco Fund, on such terms and conditions as the SEC may require in an exemptive order.
          (6) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may currently not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.
(7) (a) Invesco V.I. Core Equity Fund invests under normal circumstances, at least 80% of its net assets in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities.
      (b) Invesco V.I. Global Health Care Fund under normal circumstances, at least 80% of its net assets in securities of issuers engaged primarily in health care-related industries, and in derivatives and other instruments that have economic characteristics similar to such securities.

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          (c) Invesco V.I. Global Real Estate Fund invests, under normal circumstances, at least 80% of its net assets in securities of real estate and real estate—related issuers and in derivatives and other instruments that have economic characteristics similar to such securities.
          (d) Invesco V.I. Government Securities Fund invests, under normal circumstances, at least 80% of its net assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government, its agencies, instrumentalities or sponsored corporations and in derivatives and other instruments that have economic characteristics similar to such securities.
          (e) Invesco V.I. High Yield Fund invests, under normal circumstances, at least 80% of its net assets in debt securities that are determined to be below investment grade quality and in derivatives and other instruments that have economic characteristics similar to such securities.
          (f) Invesco V.I. Mid Cap Core Equity Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-capitalization companies and in derivatives and other instruments that have economic characteristics similar to such securities.
          (g) Invesco V.I. Small Cap Equity Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of small-capitalization issuers.
          (h) Invesco V.I. Technology Fund invests, under normal circumstances, at least 80% of its net assets in securities of issuers engaged in technology-related industries and in derivatives and other instruments that have economic characteristics similar to such securities.
          (i) Invesco V.I. Utilities Fund invests, under normal circumstances, at least 80% of its net assets in securities of issuers engaged in utilities-related industries and in derivatives and other instruments that have economic characteristics similar to such securities.
          For purposes of the foregoing, “assets” means net assets, plus the amount of any borrowings for investment purposes. Derivatives and other instruments that have economic characteristics similar to the securities in a Fund’s 80% policy may also be counted towards that Fund’s 80% policy. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.
Portfolio Turnover
          For the fiscal years ended December 31, 2012 and 2011, the portfolio turnover rates for each Fund, except for Invesco V.I. Money Market Fund, are presented in the table below. Unless otherwise indicated, variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions and/or changes in Invesco’s investment outlook.

FUND NAME	2012	2011
Invesco V.I. Balanced-Risk Allocation Fund[1]	188%	142%
Invesco V.I. Core Equity Fund	44%	35%
Invesco V.I. Diversified Income Fund	66%	59%
Invesco V.I. Global Health Care Fund	43%	42%
Invesco V.I. Global Real Estate Fund	51%	47%
Invesco V.I. Government Securities Fund	118%	85%
Invesco V.I. High Yield Fund	58%	71%
Invesco V.I. International Growth Fund	24%	26%
Invesco V.I. Mid Cap Core Equity Fund	59%	57%
Invesco V.I. Small Cap Equity Fund	36%	61%
Invesco V.I. Technology Fund	42%	41%
Invesco V.I. Utilities Fund	3%	14%
Invesco V.I. Value Opportunities Fund	9%	15%

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[1]	In addition to the factors set forth above, variations in portfolio turnover rate for this Invesco V.I. Balanced-Risk Allocation Fund was the result of re-allocation of assets.

Policies and Procedures for Disclosure of Fund Holdings
          The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings (the Holdings Disclosure Policy). Invesco and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Non-public holdings information may not be disclosed except in compliance with the Holdings Disclosure Policy.
          General Disclosures
          The Holdings Disclosure Policy permits Invesco to publicly release certain portfolio holdings information of the Funds from time to time. The Funds sell their shares to life insurance companies and their separate accounts to fund interests in variable annuity and variable life insurance policies issued by such companies, but not directly to the public. Accordingly, the Policy authorizes Invesco to disclose, pursuant to the following table, the Funds’ portfolio holdings information on a non-selective basis to all insurance companies whose variable annuity and variable life insurance separate accounts invest in the Funds and with which the Funds have entered into participation agreements (Insurance Companies) and Invesco has entered into a nondisclosure agreement:
          All Funds other than Invesco V.I. Money Market Fund

Disclosure	Date Available/Lag
Month-end top ten holdings	Available 10 days after month-end (Holdings as of June 30 available July 10)
Calendar quarter-end complete holdings	Available 25 days after calendar quarter-end (Holdings as of June 30 available July 25)
Fiscal quarter-end complete holdings	Available 55 days after fiscal quarter-end (Holdings as of June 30 available August 24)
          Invesco V.I. Money Market Fund

	Approximate Date of Website	Information Remains
Information	Posting	Available on Website
Weighted average maturity information; thirty-day, seven-day and one-day yield information; daily dividend factor and total net assets	Next business day	Until posting of the following business day’s information
Complete portfolio holdings, and information derived there from, as of month-end or as of some other period determined by the Advisor in its sole discretion	1 day after month-end or any other period, as may be determined by the Advisor in its sole discretion	Until posting of the fiscal quarter holdings for the months included in the fiscal quarter
Complete portfolio holdings as of fiscal quarter-end	60-70 days after fiscal quarter-end	For one year

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          Selective Disclosures
          Selective Disclosure — to Insurance Companies. The Policy permits Invesco to disclose Fund Portfolio Holdings Information to Insurance Companies, upon request/on a selective basis, up to five days prior to the scheduled release dates of such information to allow the Insurance Companies to post the information on their websites at approximately the same time that Invesco posts the same information. The Policy incorporates the Board’s determination that selectively disclosing portfolio holdings information to facilitate an Insurance Company’s dissemination of the information on its website is a legitimate business purpose of the Funds. Insurance Companies that wish to receive such portfolio holdings information in advance must sign a non-disclosure agreement requiring them to maintain the confidentiality of the information until the later of five business days or the scheduled release dates and to refrain from using that information to execute transactions in securities. Invesco does not post the portfolio holdings of the Funds to its website. Not all insurance companies that receive Fund portfolio holdings information provide such information on their websites. To obtain information about Fund portfolio holdings, please contact the life insurance company that issued your variable annuity or variable life insurance policy.
          Selective disclosure of portfolio holdings pursuant to non-disclosure agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the ICCC) of Invesco approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and is in the best interest of the applicable Fund’s shareholders. In making such determination, the ICCC will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.
          The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Invesco Funds’ Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Invesco Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which Invesco provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and Invesco or its affiliates brought to the Board’s attention by Invesco.
          Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Invesco Funds:
•	Attorneys and accountants;

•	Securities lending agents;

•	Lenders to the Invesco Funds;

•	Rating and rankings agencies;

•	Persons assisting in the voting of proxies;

•	Invesco Funds’ custodians;

•	The Invesco Funds’ transfer agent(s) (in the event of a redemption in kind);

•	Pricing services, market makers, or other persons who provide systems or software support in connection with Invesco Funds’ operations (to determine the price of securities held by an Invesco Fund);

•	Financial printers;

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•	Brokers identified by the Invesco Funds’ portfolio management team who provide execution and research services to the team; and

•	Analysts hired to perform research and analysis to the Invesco Funds’ portfolio management team.
          In many cases, Invesco will disclose current portfolio holdings on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information (Non-Disclosure Agreements). Please refer to Appendix B for a list of examples of persons to whom Invesco provides non-public portfolio holdings on an ongoing basis.
          Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its affiliates or the Funds.
          The Holdings Disclosure Policy provides that Invesco will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.
          Disclosure of certain portfolio holdings and related information without non-disclosure agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisers and each of their employees may receive or have access to portfolio holdings as part of the day-to-day operations of the Funds.
          From time to time, employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds’ portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds. The nature and content of the views and statements provided to each of these persons may differ.
          From time to time, employees of Invesco and its affiliates also may provide oral or written information (portfolio commentary) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Invesco may also provide oral or written information (statistical information) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.
          Disclosure of portfolio holdings by traders. Additionally, employees of Invesco and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds’ portfolio securities. Invesco does not enter into formal Non-Disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.

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MANAGEMENT OF THE TRUST
Board of Trustees
          The Trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.
          Qualifications and Experience. In addition to the information set forth in Appendix C, the following sets forth additional information about the qualifications and experiences of each of the Trustees.
Interested Persons
Martin L. Flanagan Trustee
          Martin L. Flanagan has been a member of the Board of Trustees of the Invesco Group of Funds and their predecessor funds since 2007. Mr. Flanagan is president and chief executive officer of Invesco Ltd., a position he has held since August 2005. He is also a member of the Board of Directors of Invesco Ltd.
          Mr. Flanagan joined Invesco Ltd. from Franklin Resources, Inc., where he was president and co-chief executive officer from January 2004 to July 2005. Previously he had been Franklin’s co-president from May 2003 to January 2004, chief operating officer and chief financial officer from November 1999 to May 2003, and senior vice president and chief financial officer from 1993 until November 1999.
          Mr. Flanagan served as director, executive vice president and chief operating officer of Templeton, Galbraith & Hansberger, Ltd. before its acquisition by Franklin in 1992. Before joining Templeton in 1983, he worked with Arthur Anderson & Co.
          Mr. Flanagan is a chartered financial analyst and a certified public accountant. He serves as vice chairman of the Investment Company Institute and a member of the executive board at the SMU Cox School of Business.
          The Board believes that Mr. Flanagan’s long experience as an executive in the investment management area benefits the Funds.
Philip A. Taylor, Trustee
          Philip A. Taylor has been a member of the Board of the Invesco Funds and their predecessor funds since 2006. Mr. Taylor has headed Invesco’s North American retail business as Senior Managing Director since April 2006. He previously served as chief executive officer of Invesco Trimark Investments since January 2002.
          Mr. Taylor joined Invesco in 1999 as senior vice president of operations and client services and later became executive vice president and chief operating officer.
          Mr. Taylor was president of Canadian retail broker Investors Group Securities from 1994 to 1997 and managing partner of Meridian Securities, an execution and clearing broker, from 1989 to 1994. He held various management positions with Royal Trust, now part of Royal Bank of Canada, from 1982 to 1989. He began his career in consumer brand management in the U.S. and Canada with Richardson-Vicks, now part of Procter & Gamble.
          The Board believes that Mr. Taylor’s long experience in the investment management business benefits the Funds.

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Wayne W. Whalen, Trustee
          Wayne W. Whalen has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.
          Mr. Whalen is Of Counsel, and prior to 2010, Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP.
          Mr. Whalen is a Director of the Abraham Lincoln Presidential Library Foundation. From 1995 to 2010, Mr. Whalen served as Director or Trustee of investment companies in the Van Kampen Funds complex.
          The Board believes that Mr. Whalen’s experience as a law firm Partner and his experience as a director of investment companies benefits the Funds.
Independent Trustees
Bruce L. Crockett, Trustee and Chair
          Bruce L. Crockett has been a member of the Board of Trustees of the Invesco Funds since 1978, and has served as Independent Chair of the Board of Trustees since 2004.
          Mr. Crockett has more than 30 years of experience in finance and general management in the banking, aerospace and telecommunications industries. From 1992 to 1996, he served as president, chief executive officer and a director of COMSAT Corporation, an international satellite and wireless telecommunications company.
          Mr. Crockett has also served, since 1996, as chairman of Crockett Technologies Associates, a strategic consulting firm that provides services to the information technology and communications industries. Mr. Crockett also serves on the Board of Directors of ACE Limited, a Zurich-based insurance company. He is a life trustee of the University of Rochester Board of Directors.
          The Board of Trustees elected Mr. Crockett to serve as its Independent Chair because of his extensive experience in managing public companies and familiarity with investment companies.
David C. Arch, Trustee
          David C. Arch has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.
          Currently, Mr. Arch is the Chairman and Chief Executive Officer of Blistex, Inc., a consumer health care products manufacturer. Mr. Arch is a member of the Board of the Illinois Manufacturers’ Association and the Board of Visitors, Institute for the Humanities, University of Michigan. Formerly, Mr. Arch was a member of the Heartland Alliance Advisory Board, a non-profit organization serving human needs based in Chicago. From 1984 to 2010, Mr. Arch served as Director or Trustee of investment companies in the Van Kampen Funds complex.
          The Board believes that Mr. Arch’s experience as the CEO of a public company and his experience with investment companies benefits the Funds.
Frank S. Bayley, Trustee
          Frank S. Bayley has been a member of the Board of Trustees of the Invesco Funds since 1985.

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          Mr. Bayley is a business consultant in San Francisco. He is Chairman and a Director of the C. D. Stimson Company, a private investment company in Seattle.
          Mr. Bayley serves as a Trustee of the Seattle Art Museum, a Trustee of San Francisco Performances, and a Trustee and Overseer of The Curtis Institute of Music in Philadelphia. He also serves on the East Asian Art Committee of the Philadelphia Museum of Art and the Visiting Committee for Art of Asia, Oceana and Africa of the Museum of Fine Arts, Boston.
          Mr. Bayley is a retired general partner and Counsel of the international law firm of Baker & McKenzie LLP, where his practice focused on business acquisitions and venture capital transactions. Prior to joining Baker & McKenzie LLP in 1986, he was a partner of the San Francisco law firm of Chickering & Gregory. He received his A.B. from Harvard College in 1961, his LL.B. from Harvard Law School in 1964, and his LL.M. from Boalt Hall at the University of California, Berkeley, in 1965. Mr. Bayley served as a Trustee of the Badgley Funds from inception in 1998 until dissolution in 2007.
          The Board believes that Mr. Bayley’s experience as a business consultant and a lawyer benefits the Funds.
James T. Bunch, Trustee
          James T. Bunch has been a member of the Board of Trustees of the Invesco Funds since 2000.
          From 1988 to 2010, Mr. Bunch was Founding Partner of Green Manning & Bunch, Ltd. a leading investment banking firm located in Denver, Colorado. Green Manning & Bunch is a FINRA-registered investment bank specializing in mergers and acquisitions, private financing of middle-market companies and corporate finance advisory services. Immediately prior to forming Green Manning and Bunch, Mr. Bunch was Executive Vice President, General Counsel, and a Director of Boettcher & Company, then the leading investment banking firm in the Rocky Mountain region.
          Mr. Bunch began his professional career as a practicing attorney. He joined the prominent Denver-based law firm of Davis Graham & Stubbs in 1970 and later rose to the position of Chairman and Managing Partner of the firm.
          At various other times during his career, Mr. Bunch has served as Chair of the NASD Business District Conduct Committee, and Chair of the Colorado Bar Association Ethics Committee.
          In June 2010, Mr. Bunch became the Managing Member of Grumman Hill Group LLC, a family office private equity investment manager.
          The Board believes that Mr. Bunch’s experience as an investment banker and investment management lawyer benefits the Funds.
Rodney F. Dammeyer, Trustee
          Rodney F. Dammeyer has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.
          Mr. Dammeyer is chairman of CAC, LLC, a private company offering capital investment and management advisory services. Prior to this, Mr. Dammeyer was responsible for managing all of Sam Zell’s non-real estate investment activity as managing partner of Equity Group Corporate Investments.
          From 1985 to 1995, Mr. Dammeyer was CEO of Itel Corporation, which later changed its name to Anixter International. From 1983 to 1985, Mr. Dammeyer was senior vice president and chief financial of Household International, Inc. He was executive vice president and chief financial officer of Northwest Industries, Inc. from 1979-1983.

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          After graduating from Kent State University in 1962, Mr. Dammeyer began his career with Arthur Anderson & Co. and was admitted to partnership in 1970. He served as chairman of the firm’s advisory council and a member of the board of director’s nominating committee.
          Mr. Dammeyer is a member of the boards of directors of Steircycle, Inc. and Quidel Corporation, in addition to several private companies. He also served on the School of Leadership and Education Sciences (SOLES) Advisory Board of the University of San Diego, the board of directors of High Tech charter schools, and the California Charter Schools Association.
The Board believes that Mr. Dammeyer’s experience in executive positions at a number of public companies, his accounting experience and his experience serving as a director of investment companies benefits the Funds.
Albert R. Dowden, Trustee
          Albert R. Dowden has been a member of the Board of Trustees of the Invesco Funds since 2000.
          Mr. Dowden retired at the end of 1998 after a 24 -year career with Volvo Group North America, Inc. and Volvo Cars of North America, Inc. Mr. Dowden joined Volvo as general counsel in 1974 and was promoted to increasingly senior positions until 1991 when he was appointed president, chief executive officer and director of Volvo Group North America and senior vice president of Swedish parent company AB Volvo.
          Since retiring, Mr. Dowden continues to serve on the board of the Reich & Tang Funds and also serves on the boards of Homeowners of America Insurance Company and its parent company as well as Nature’s Sunshine Products, Inc. and The Boss Group. Mr. Dowden’s charitable endeavors currently focus on Boys & Girls Clubs where he has been active for many years as well as several other not-for-profit organizations.
          Mr. Dowden began his career as an attorney with a major international law firm, Rogers & Wells (1967-1976), which is now Clifford Chance.
          The Board believes that Mr. Dowden’s extensive experience as a corporate executive benefits the Funds.
Jack M. Fields, Trustee
          Jack M. Fields has been a member of the Board of Trustees of the Invesco Funds since 1997.

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          Mr. Fields served as a member of Congress, representing the 8th Congressional District of Texas from 1980 to 1997. As a member of Congress, Mr. Fields served as Chairman of the House Telecommunications and Finance Subcommittee, which has jurisdiction and oversight of the Federal Communications Commission and the Securities and Exchange Commission. Mr. Fields co-sponsored the National Securities Markets Improvements Act of 1996, and played a leadership role in enactment of the Securities Litigation Reform Act.
          Mr. Fields currently serves as Chief Executive Officer of the Twenty-First Century Group in Washington, D.C., a bipartisan Washington consulting firm specializing in Federal government affairs.
          Mr. Fields also serves as a Director of Insperity, Inc. (formerly Administaff), a premier professional employer organization with clients nationwide. In addition, Mr. Fields sits on the Board of the Discovery Channel Global Education Fund, a nonprofit organization dedicated to providing educational resources to people in need around the world through the use of technology.
          The Board believes that Mr. Fields experience in the House of Representatives, especially concerning regulation of the securities markets, benefits the Funds.
Dr. Prema Mathai-Davis Trustee
          Dr. Prema Mathai-Davis has been a member of the Board of Trustee of the Invesco Funds since 1998.
          Prior to her retirement in 2000, Dr. Mathai-Davis served as Chief Executive Officer of the YWCA of the USA. Prior to joining the YWCA, Dr. Mathai-Davis served as the Commissioner of the New York City Department for the Aging. She was a Commissioner of the New York Metropolitan Transportation Authority of New York, the largest regional transportation network in the U.S. Dr. Mathai-Davis also serves as a Trustee of the YWCA Retirement Fund, the first and oldest pension fund for women, and on the advisory board of the Johns Hopkins Bioethics Institute. Dr. Mathai-Davis was the president and chief executive officer of the Community Agency for Senior Citizens, a non-profit social service agency that she

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established in 1981. She also directed the Mt. Sinai School of Medicine-Hunter College Long-Term Care Gerontology Center, one of the first of its kind.
          The Board believes that Dr. Mathai-Davis extensive experience in running public and charitable institutions benefits the Funds.
Dr. Larry Soll, Trustee
          Dr. Larry Soll has been a member of the Board of Trustees of the Invesco Funds since 1997.
          Formerly, Dr. Soll was chairman of the board (1987 to 1994), Chief Executive Officer (1982 to 1989; 1993 to 1994), and President (1982 to 1989) of Synergen Corp., a public company, and in such capacities supervised the activities of the Chief Financial Officer. Dr. Soll also has served as a director of three other public companies and as treasurer of a non-profit corporation. Dr. Soll currently serves as a trustee and a member of the Audit Committee of each of the funds within The Invesco Funds.
          The Board believes that Dr. Soll’s experience as a chairman of a public company and in academia benefits the Fund.
Hugo F. Sonnenschein, Trustee
          Hugo F. Sonnenschein has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.
          Mr. Sonnenschein is the Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Until July 2000, Mr. Sonnenschein served as President of the University of Chicago.
          Mr. Sonnenschein is a Trustee of the University of Rochester and a member of its investment committee. He is also a member of the National Academy of Sciences and the American Philosophical Society, and a Fellow of the American Academy of Arts and Sciences. From 1994 to 2010, Mr. Sonnenschein served as Director or Trustee of investment companies in the Van Kampen Funds complex.
          The Board believes that Mr. Sonnenschein’s experiences in academia and in running a university, and his experience as a director of investment companies benefits the Funds.
Raymond Stickel, Jr., Trustee
          Raymond Stickel, Jr. has been a member of the Board of Trustees of the Invesco Funds since 2006.
          Mr. Stickel retired after a 35-year career with Deloitte & Touche. For the last five years of his career, he was the managing partner of the investment management practice for the New York, New Jersey and Connecticut region. In addition to his management role, he directed audit and tax services to several mutual fund clients.
          Mr. Stickel began his career with Touche Ross & Co. (the Firm) in Dayton, Ohio, became a partner in 1976 and managing partner of the office in 1985. He also started and developed an investment management practice in the Dayton office that grew to become a significant source of investment management talent for the Firm. In Ohio, he served as the audit partner on numerous mutual funds and on public and privately held companies in other industries. Mr. Stickel has also served on the Firm’s Accounting and Auditing Executive Committee.

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          The Board believes that Mr. Stickel’s experience as a partner in a large accounting firm working with investment managers and investment companies, and his status as an Audit Committee Financial Expert, benefits the Funds.
Management Information
          The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Funds’ investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers and approving the terms of their contracts with the Funds, and exercising general oversight of these service providers on an ongoing basis.
          Certain trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust’s executive officers hold similar offices with some or all of the other Funds.
          Leadership Structure and the Board of Trustees. The Board is currently composed of fourteen Trustees, including eleven Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (collectively, the Independent Trustees and each an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.
          The Board believes that its leadership structure, which includes an Independent Trustee as Chairman, allows for effective communication between the trustees and Fund management, among the Board’s trustees and among its Independent Trustees. The existing Board structure, including its committee structure, provides the Independent Trustees with effective control over board governance while also providing insight from the two Interested Trustees who are active officers of the Funds’ investment adviser. The Board’s leadership structure promotes dialogue and debate, which the Board believes will allow for the proper consideration of matters deemed important to the Funds and their shareholders and result in effective decision-making.
          The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board and matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. The Fund has substantially the same leadership structure as the Trust.
          Risk Oversight. The Board considers risk management issues as part of its general oversight responsibilities throughout the year at regular meetings of the Investments, Audit, Compliance and Valuation, Distribution and Proxy Oversight Committees (as defined and further described below). These Committees in turn report to the full Board and recommend actions and approvals for the full Board to take.
          Invesco prepares regular reports that address certain investment, valuation and compliance matters, and the Board as a whole or the Committees may also receive special written reports or presentations on a variety of risk issues at the request of the Board, a Committee or the Senior Officer. In addition, the Audit Committee of the Board meets regularly with Invesco Ltd.’s internal audit group to review reports on their examinations of functions and processes within Invesco that affect the Funds.

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          The Investments Committee and its sub-committees receive regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio managers of the Funds meet regularly with the sub-committees of the Investment Committee to discuss portfolio performance, including investment risk, such as the impact on the Funds of the investment in particular securities or instruments, such as derivatives. To the extent that a Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the Board generally is consulted in advance with respect to such change.
          Invesco provides regular written reports to the Valuation, Distribution and Proxy Oversight Committee that enable the Committee to monitor the number of fair valued securities in a particular portfolio, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within a Fund’s portfolio. In addition, the Audit Committee reviews valuation procedures and pricing results with the Fund’s independent auditors in connection with such Committee’s review of the results of the audit of the Fund’s year-end financial statement.
          The Compliance Committee receives regular compliance reports prepared by Invesco’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the Independent Trustees meet at least quarterly in executive session with the CCO and the Fund’s CCO prepares and presents an annual written compliance report to the Board. The Compliance Committee recommends and the Board adopts compliance policies and procedures for the Fund and approves such procedures for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect, prevent and correct violations of the federal securities laws
          Committee Structure. The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation, Distribution and Proxy Oversight Committee (the “Committees”).
          The members of the Audit Committee are Messrs. David C. Arch, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Rodney Dammeyer (Vice Chair), Raymond Stickel, Jr. (Chair) and Dr. Larry Soll. The Audit Committee’s primary purposes are to: (i) oversee qualifications, independence and performance of the independent registered public accountants; (ii) appoint independent registered public accountants for the Funds; (iii) pre-approve all permissible audit and non-audit services that are provided to Funds by their independent registered public accountants to the extent required by Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds’ independent registered public accountants to Invesco and certain other affiliated entities; (v) review the audit and tax plans prepared by the independent registered public accountants; (vi) review the Funds’ audited financial statements; (vii) review the process that management uses to evaluate and certify disclosure controls and procedures in Form N-CSR; (viii) review the process for preparation and review of the Funds’ shareholder reports; (ix) review certain tax procedures maintained by the Funds; (x) review modified or omitted officer certifications and disclosures; (xi) review any internal audits of the Funds; (xii) establish procedures regarding questionable accounting or auditing matters and other alleged violations; (xiii) set hiring policies for employees and proposed employees of the Funds who are employees or former employees of the independent registered public accountants; and (xiv) remain informed of (a) the Funds’ accounting systems and controls, (b) regulatory changes and new accounting pronouncements that affect the Funds’ net asset value calculations and financial statement reporting requirements, and (c) communications with regulators regarding accounting and financial reporting matters that pertain to the Funds. During the fiscal year ended December 31, 2012, the Audit Committee met five times.
          The members of the Compliance Committee are Messrs. Bayley, Bunch, Dammeyer (Vice Chair), Stickel and Dr. Soll (Chair). The Compliance Committee is responsible for (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds’ Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds’ Senior Officer appointed pursuant to the terms of the Assurances of

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Discontinuance entered into by the New York Attorney General, Invesco and INVESCO Funds Group, Inc. (IFG); (iii) reviewing any report prepared by a third party who is not an interested person of Invesco, upon the conclusion by such third party of a compliance review of Invesco; (iv) reviewing all reports on compliance matters from the Funds’ Chief Compliance Officer, (v) reviewing all recommendations made by the Senior Officer regarding Invesco’s compliance procedures, (vi) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of Invesco’s fiduciary duties to Fund shareholders and of Invesco’s Code of Ethics; (vii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (viii) receiving and reviewing quarterly reports on the activities of Invesco’s Internal Compliance Controls Committee; (ix) reviewing all reports made by Invesco’s Chief Compliance Officer; (x)reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of Invesco’s ombudsman; (xi)risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from Invesco Ltd. that are applicable to the Funds or their service providers; and(xii) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended December 31, 2012, the Compliance Committee met six times.
          The members of the Governance Committee are Messrs. Arch, Crockett, Albert Dowden (Chair), Jack Fields (Vice Chair), Dr. Prema Mathai-Davis and Hugo Sonnenschein. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board. During the fiscal year ended December 31, 2012, the Governance Committee met six times.
          The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.
          The members of the Investments Committee are Messrs. Arch, Bayley (Chair), Bunch (Vice Chair), Crockett, Dammeyer, Dowden, Fields (Vice Chair), Martin L. Flanagan, Sonnenschein (Vice Chair), Stickel, Philip A. Taylor and Drs. Mathai-Davis and Soll and Wayne Whalen. The Investments Committee’s primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by Invesco Ltd. and the Sub-Advisers; and (ii) review all proposed and existing advisory and sub-advisory arrangements for the Funds, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended December 31, 2012, the Investments Committee met six times.

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          The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the “Designated Funds”), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.
          The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Dowden, Fields, Dr. Mathai-Davis (Chair), Sonnenschein (Vice Chair), and Whalen. The primary purposes of the Valuation, Distribution and Proxy Oversight Committee are: (a) to address issues requiring action or oversight by the Board of the Invesco Funds (i) in the valuation of the Invesco Funds’ portfolio securities consistent with the Pricing Procedures, (ii) in oversight of the creation and maintenance by the principal underwriters of the Invesco Funds of an effective distribution and marketing system to build and maintain an adequate asset base and to create and maintain economies of scale for the Invesco Funds, (iii) in the review of existing distribution arrangements for the Invesco Funds under Rule 12b-1 and Section 15 of the 1940 Act, and (iv) in the oversight of proxy voting on portfolio securities of the Invesco Funds; and (b) to make regular reports to the full Boards of the Invesco Funds.
          The Valuation, Distribution and Proxy Oversight Committee is responsible for: (a) with regard to valuation, (i) developing an understanding of the valuation process and the Pricing Procedures, (ii) reviewing the Pricing Procedures and making recommendations to the full Board with respect thereto, (iii) reviewing the reports described in the Pricing Procedures and other information from Invesco Ltd. regarding fair value determinations made pursuant to the Pricing Procedures by Invesco’s internal valuation committee and making reports and recommendations to the full Board with respect thereto, (iv) receiving the reports of Invesco’s internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures and the annual report of Invesco Ltd. evaluating the pricing vendors, approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures, and recommending annually the pricing vendors for approval by the full Board; (v) upon request of Invesco, assisting Invesco’s internal valuation committee or the full Board in resolving particular fair valuation issues; (vi) reviewing the reports described in the Procedures for Determining the Liquidity of Securities (the “Liquidity Procedures”) and other information from Invesco regarding liquidity determinations made pursuant to the Liquidity Procedures by Invesco and making reports and recommendations to the full Board with respect thereto, and (vii) overseeing actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing or liquidity issues; (b) with regard to distribution; (b) with regard to distribution and marketing, (i) developing an understanding of mutual fund distribution and marketing channels and legal, regulatory and market developments regarding distribution, (ii) reviewing periodic distribution and marketing determinations and annual approval of distribution arrangements and making reports and recommendations to the full Board with respect thereto, and (iii) reviewing other information from the principal underwriters to the Invesco Funds regarding distribution and marketing of the Invesco Funds and making recommendations to the full Board with respect thereto; and (c) with regard to proxy voting, (i) overseeing the implementation of the Proxy Voting Guidelines (the “Guidelines”) and the Proxy Policies and Procedures (the “Proxy Procedures”) by Invesco Ltd. and the Sub-Advisers, reviewing the Quarterly Proxy Voting Report and making recommendations to the full Board with respect thereto, (ii) reviewing the Guidelines and the Proxy Procedures and information provided by Invesco and the Sub-Advisers regarding industry developments and best practices in connection with proxy voting and making recommendations to the full Board with respect thereto, and (iii) in implementing its responsibilities in this area, assisting Invesco Ltd. in resolving particular proxy voting issues. The Valuation, Distribution and Proxy Oversight Committee was formed effective January 1, 2008. It succeeded the Valuation Committee which existed prior to 2008. During the fiscal year ended December 31, 2012, the Valuation, Distribution and Proxy Oversight Committee met six times.

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Trustee Ownership of Fund Shares
          The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Invesco Funds complex, is set forth in Appendix C.
Compensation
          Each trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such trustee also serves as a trustee of other Invesco Funds. Each such trustee receives a fee, allocated among the Invesco Funds for which he or she serves as a trustee that consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services. Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2012 is found in Appendix D. Appendix D also provides information regarding compensation paid to Russell Burk, the Funds Senior Vice President and Senior Officer, during the year ended December 31, 2012.
Retirement Plan For Trustees
          The Trustees have adopted a retirement plan funded by the Invesco Funds for the Trustees who are not affiliated with the Adviser. The Trustees also have adopted a retirement policy that permits each non-Invesco-affiliated Trustee to serve until December 31 of the year in which the Trustee turns 75. A majority of the Trustees may extend from time to time the retirement date of a Trustee.
          Annual retirement benefits are available from the Funds and/or the other Invesco Funds for which a Trustee serves (each, a “Covered Fund”), for each Trustee who is not an employee or officer of the Adviser, who either (a) became a Trustee prior to December 1, 2008, and who has at least five years of credited service as a Trustee (including service to a predecessor fund) of a Covered Fund, or (b) was a member of the Board of Trustees of a Van Kampen Fund immediately prior to June 1, 2010 (“Former Van Kampen Trustee”), and has at least one year of credited service as a Trustee of a Covered Fund after June 1, 2010.
          For Trustees other than Former Van Kampen Trustees, effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such Trustee’s credited years of service. If a Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary for the same length of time that the Trustee would have received the payments based on his or her service or, if the Trustee has elected, in a discounted lump sum payment. A Trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A Trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.
          If the Former Van Kampen Trustee completes at least 10 years of credited service after June 1, 2010, the retirement benefit will equal 75% of the Former Van Kampen Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and such Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs

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of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for 10 years beginning after the later of the Former Van Kampen Trustee’s termination of service or attainment of age 72 (or age 60 in the event of disability or immediately in the event of death). If a Former Van Kampen Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary or, if the Trustee has elected, in a discounted lump sum payment.
          If the Former Van Kampen Trustee completes less than 10 years of credited service after June 1, 2010, the retirement benefit will be payable at the applicable time described in the preceding paragraph, but will be paid in two components successively. For the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the first component of the annual retirement benefit will equal 75% of the compensation amount described in the preceding paragraph. Thereafter, for the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the second component of the annual retirement benefit will equal the excess of (x) 75% of the compensation amount described in the preceding paragraph, over (y) $68,041 plus an interest factor of 4% per year compounded annually measured from June 1, 2010 through the first day of each year for which payments under this second component are to be made. In no event, however, will the retirement benefits under the two components be made for a period of time greater than 10 years. For example, if the Former Van Kampen Trustee completes 7 years of credited service after June 1, 2010, he or she will receive 7 years of payments under the first component and thereafter 3 years of payments under the second component, and if the Former Van Kampen Trustee completes 4 years of credited service after June 1, 2010, he or she will receive 4 years of payments under the first component and thereafter 4 years of payments under the second component.
Deferred Compensation Agreements
          Edward K. Dunn and Carl Frishling (former Trustees of funds in the Invesco Funds complex), Messrs. Crockett and Fields, and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the “Deferring Trustees”) have each executed a Deferred Compensation Agreement (collectively, the “Compensation Agreements”). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Funds, and such amounts are placed into a deferral account and deemed to be invested in one or more Invesco Funds selected by the Deferring Trustees.
          Distributions from these deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other Invesco Fund from which they are deferring compensation.
Code of Ethics
          Invesco, the Trust, Invesco Distributors and the Sub-Advisers each have adopted a Code of Ethics that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Unless specifically noted, each Sub-Advisers’ Codes of Ethics do not materially differ from Invesco Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the Invesco Funds. Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code of Ethics subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.

57

Proxy Voting Policies
          Invesco has adopted its own specific Proxy Voting Policies.
          The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the following Adviser/Sub-Adviser(s):

FUND NAME	Adviser/Sub-Adviser
Invesco V.I. Balanced-Risk Allocation Fund	Invesco (institutional policy)
Invesco V.I. Core Equity Fund	Invesco (retail policy)
Invesco V.I. Diversified Income Fund	Invesco (institutional policy)
Invesco V.I. Global Health Care Fund	Invesco (retail policy)
Invesco V.I. Global Real Estate Fund	Invesco (institutional policy)
Invesco V.I. Government Securities Fund	Invesco (institutional policy)
Invesco V.I. International Growth Fund	Invesco (retail policy)
Invesco V.I. Mid Cap Core Equity Fund	Invesco (retail policy)
Invesco V.I. Money Market Fund	Invesco (institutional policy)
Invesco V.I. Small Cap Equity Fund	Invesco (retail policy)
Invesco V.I. Technology Fund	Invesco (retail policy)
Invesco V.I. Utilities Fund	Invesco (retail policy)
Invesco V.I. Value Opportunities Fund	Invesco (retail policy)
          Invesco (the Proxy Voting Entity). The Proxy Voting Entity will vote such proxies in accordance with the proxy policies and procedures as outlined above, which have been reviewed and approved by the Board, and which are found in Appendix E. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2012 is available without charge at our web site, www.invesco.com/us. This information is also available at the SEC website, http://www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
          Information about the ownership of each class of the Funds’ shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to “control” that Fund.

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INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
          Invesco serves as the Funds’ investment adviser. The Adviser managers the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds’ day-to-day management. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Invesco is an indirect, wholly owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under “Management Information” herein.
          As investment adviser, Invesco supervises all aspects of the Funds’ operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement (Advisory Agreement) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.
          Pursuant to an administrative services agreement with the Funds, Invesco is also responsible for furnishing to the Funds, at Invesco’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the respective businesses of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund’s accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.
          The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds’ shareholders.
          Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.
          Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

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Annual Rate/Net Assets Per Advisory
Fund Name	Agreement
Invesco V.I. Balanced-Risk Allocation Fund	0.95% of the first $250 million
0.925% of the next $250 million
0.90% of the next $500 million
0.875% of the next $1.5 billion
0.85% of the next $2.5 billion
0.825% of the next $2.5 billion
0.80% of the next $2.5 billion
0.775% of the excess over $10 billion

Invesco V.I. Core Equity Fund	0.65% of the first $250 million 0.60% of the excess over $250 million

Invesco V.I. Diversified Income Fund	0.60% of the first $250 million 0.55% of the excess over $250 million

Invesco V.I. Global Health Care Fund	0.75% of the first $250 million
0.74% of the next $250 million
0.73% of the next $500 million
0.72% of the next $1.5 billion
0.71% of the next $2.5 billion
0.70% of the next $2.5 billion
0.69% of the next $2.5 billion
0.68% of the excess over $10 billion

Invesco V.I. Global Real Estate Fund	0.75% of the first $250 million
0.74% of the next $250 million
0.73% of the next $500 million
0.72% of the next $1.5 billion
0.71% of the next $2.5 billion
0.70% of the next $2.5 billion
0.69% of the next $2.5 billion
0.68% of the excess over $10 billion

Invesco V.I. Government Securities Fund	0.50% of the first $250 million 0.45% of the excess over $250 million

Invesco V.I. High Yield Fund	0.625% of the first $200 million 0.55% of the next $300 million 0.50% of the next $500 million 0.45% of the excess over $1 billion

Invesco V.I. International Growth Fund	0.75% of the first $250 million 0.70% of the excess over $250 million

Invesco V.I. Mid Cap Core Equity Fund	0.725% of the first $500 million 0.700% of the next $500 million 0.675% of the next $500 million 0.65% of the excess over $1.5 billion

Invesco V.I. Money Market Fund	0.40% of the first $250 million 0.35% of the excess over $250 million

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Annual Rate/Net Assets Per Advisory
Fund Name	Agreement
Invesco V.I. Small Cap Equity Fund	0.745% of the first $250 million
0.73% of the next $250 million
0.715% of the next $500 million
0.70% of the next $1.5 billion
0.685% of the next $2.5 billion
0.67% of the next $2.5 billion
0.655% of the next $2.5 billion
0.64% of the excess over $10 billion

Invesco V.I. Technology Fund	0.75% of the first $250 million
0.74% of the next $250 million
0.73% of the next $500 million
0.72% of the next $1.5 billion
0.71% of the next $2.5 billion
0.70% of the next $2.5 billion
0.69% of the next $2.5 billion
0.68% of the excess over $10 billion

Invesco V.I. Utilities Fund	0.60% of average daily net assets

Invesco V.I. Value Opportunities Fund	0.695% of the first $250 million
0.67% of the next $250 million
0.645% of the next $500 million
0.62% of the next $1.5 billion
0.595% of the next $2.5 billion
0.57% of the next $2.5 billion
0.545% of the next $2.5 billion
0.52% of the excess over $10 billion
          Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco and the Fund.
          Invesco has contractually agreed through at least June 30, 2013, to waive advisory fees payable by each Fund in an amount equal to 100% of the advisory fee Invesco receives from the Affiliated Money Market Funds as a result of each Fund’s investment of uninvested cash in the Affiliated Money Market Funds. See “Description of the Funds and Their Investments and Risks — Investment Strategies and Risks — Other Investments — Other Investment Companies.”
          Invesco V.I. Balanced-Risk Allocation Fund may pursue its investment objective by investing in the Subsidiary. The Subsidiary has entered into a separate contract with the advisor whereby the advisor provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays the Adviser a management fee. The Adviser has contractually agreed to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee and administration fee, respectively, paid to the advisor by the Subsidiary. This waiver may not be terminated by the Adviser and will remain in effect for as long as the Adviser’s contract with the Subsidiary is in place.
          Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds’ shares:

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	Expense Limitation
	Expires	Expires	Expires	Expires
Fund	April 30, 2013	June 30, 2013	April 30, 2014	June 30, 2014
Invesco V.I. Balanced-Risk Allocation Fund
Series I	—	0.72%	0.78%	—
Series II	—	0.97%	1.03%	—

Invesco V.I. Core Equity Fund
Series I	1.30%	—	—	2.00%
Series II	1.45%	—	—	2.25%

Invesco V.I. Diversified Income Fund
Series I	—	—	0.75%	—
Series II	—	—	1.00%	—

Invesco V.I. Global Health Care Fund
Series I	1.30%	—	—	2.00%
Series II	1.45%	—	—	2.25%

Invesco V.I. Global Real Estate Fund
Series I	1.30%	—	—	2.00%
Series II	1.45%	—	—	2.25%

Invesco V.I. Government Securities Fund
Series I	0.70%	—	—	1.50%
Series II	0.95%	—	—	1.75%

Invesco V.I. High Yield Fund
Series I	—	—	0.80%	—
Series II	—	—	1.05%	—

Invesco V.I. International Growth Fund
Series I	—	2.25%	—	—
Series II	—	2.50%	—	—

Invesco V.I. Mid Cap Core Equity Fund
Series I	1.30%	—	—	2.00%
Series II	1.45%	—	—	2.25%

Invesco V.I. Money Market Fund
Series I	1.30%	—	—	1.50%
Series II	1.45%	—	—	1.75%

Invesco V.I. Small Cap Equity Fund
Series I	1.15%	—	—	2.00%
Series II	1.40%	—	—	2.25%

Invesco V.I. Technology Fund
Series I	1.30%	—	—	2.00%
Series II	1.45%	—	—	2.25%

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	Expense Limitation
	Expires	Expires	Expires	Expires
Fund	April 30, 2013	June 30, 2013	April 30, 2014	June 30, 2014
Invesco V.I. Utilities Fund
Series I	—	2.00%	—	—
Series II	—	2.25%	—	—

Invesco V.I. Value Opportunities Fund
Series I	1.30%	—	—	2.00%
Series II	1.45%	—	—	2.25%
          The total annual fund operating expenses used in determining whether a fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a fund’s prospectus fee table. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.
          If applicable, such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s Prospectus. Unless the Board of Trustees and Invesco mutually agree to amend or terminate the fee waiver agreement, it will terminate on the expiration dates disclosed above .
          The management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix G.
Investment Sub-Advisers
          Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund, pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Investment Advisers Act of 1940 are:
Invesco Asset Management Deutschland Gmbh (Invesco Deutschland)
Invesco Asset Management Limited (Invesco Asset Management)
Invesco Asset Management (Japan) Limited (Invesco Japan)
Invesco Australia Limited (Invesco Australia)
Invesco Hong Kong Limited (Invesco Hong Kong)
Invesco Senior Secured Management, Inc. (Invesco Senior Secured)
Invesco Canada Ltd. (Invesco Canada); (each a Sub-Adviser and collectively, the Sub-Advisers).
          Invesco and each Sub-Adviser are indirect wholly owned subsidiaries of Invesco Ltd.
          The only fees payable to the Sub-Advisers under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Trust

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pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco, if any.
Services to the Subsidiary
          As with Invesco V.I. Balanced-Risk Allocation Fund, Invesco is responsible for the Subsidiary’s day-to-day business pursuant to an investment advisory agreement with the Subsidiary. Under this agreement, Invesco provides the Subsidiary with the same type of management and sub-advisory services, under the same terms and conditions, as are provided to Invesco V.I. Balanced-Risk Allocation Fund. The advisory agreement of the Subsidiary provides for automatic termination upon the termination of the Advisory Agreement, respectively, with respect to Invesco V.I. Balanced-Risk Allocation Fund. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services with the same service providers that provide those services to Invesco V.I. Balanced-Risk Allocation Fund.
          The Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by Invesco V.I. Balanced-Risk Allocation Fund. As a result, Invesco, in managing the Subsidiary’s portfolios, are subject to the same investment policies and restrictions that apply to the management of Invesco V.I. Balanced-Risk Allocation Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. Invesco V.I. Balanced-Risk Allocation Funds’ Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures and makes periodic reports to Invesco V.I. Balanced-Risk-Allocation Funds’ Board regarding the Subsidiary’s compliance with its policies and procedures.
Portfolio Managers
          Appendix H contains the following information regarding the portfolio managers identified in each Fund’s prospectus:
•	The dollar range of the managers’ investments in each Fund.

•	A description of the managers’ compensation structure.
          Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.
Securities Lending Arrangements
          If a Fund engages in securities lending, Invesco will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by Invesco if a Fund engages in securities lending activities, as well as the compensation Invesco may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with Invesco’s instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.
          Invesco’s compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services Invesco will provide, a lending Fund will pay Invesco a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. Invesco currently waives such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

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Service Agreements
          Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (Administrative Services Agreement) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, Invesco is reimbursed for the services of the Trust’s principal financial officer and her staff and any expenses related to fund accounting services.
          In addition, Invesco contracts with Participating Insurance Companies to provide certain services related to operations of the Trust. These services may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing Contract owners; the maintenance of master accounts; the facilitation of purchases and redemptions requested by Contract owners; and the servicing of Contract owner accounts.
          Each Participating Insurance Company negotiates the fees to be paid for the provision of these services. The cost of providing the services and the overall package of services provided may vary from one Participating Insurance Company to another. Invesco does not make an independent assessment of the cost of providing such services.
          The Funds agreed to reimburse Invesco for its costs in paying the Participating Insurance Companies that provide these services, currently subject to an annual limit of 0.25% of the average net assets invested in each Fund by each Participating Insurance Company. Any amounts paid by Invesco to a Participating Insurance Company in excess of 0.25% of the average net assets invested in each Fund are paid by Invesco out of its own financial resources.
          Administrative services fees paid to Invesco by each Fund for the last three fiscal years ended December 31 are found in Appendix I.
          For Invesco V.I. Balanced Risk Allocation Fund, an agreement containing the same material, terms and provisions was entered into between Invesco and the Subsidiary.
Other Service Providers
          Transfer Agent. Invesco Investment Services, Inc., (Invesco Investment Services), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046, a wholly owned subsidiary of Invesco Ltd., is the Trust’s transfer agent.
          The Transfer Agency and Service Agreement (the TA Agreement) between the Trust and Invesco Investment Services provides that Invesco Investment Services will perform certain services for the Funds. The TA Agreement provides that Invesco Investment Services will receive a per trade fee plus out-of-pocket expenses to process orders for purchases and redemptions of shares; prepare and transmit payments for dividends and distributions declared by the Funds; and maintain shareholder accounts.
          Sub-Transfer Agent. Invesco Canada, 5140 Yonge Street, Suite 800, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of Invesco Ltd., provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Canada and Invesco Investment Services. The Trust does not pay a fee to Invesco Canada for these services. Rather Invesco Canada is compensated by Invesco Investment Services, as a sub-contractor.
          For Invesco V.I. Balanced-Risk Allocation Fund, an agreement containing the same material, terms and provisions was entered into between Invesco and the Subsidiary

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          Custodian. State Street Bank and Trust Company (the Custodian), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds (except Invesco V.I. Money Market Fund). The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of Invesco V.I. Money Market Fund. The Bank of New York Mellon also serves as sub-custodian to facilitate cash management.
          The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. Invesco is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities’ depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.
          Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.
          For Invesco V.I. Balanced-Risk Allocation Fund, an agreement containing the same material terms and provisions was entered into between the Custodian and the Subsidiary.
          Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent registered public accounting firm to audit the financial statements of the Funds. Such appointment was ratified and approved by the Board.
          Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103-7018, which also serves as counsel to the Subsidiary.
BROKERAGE ALLOCATION AND OTHER PRACTICES
          The Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund’s assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker selection will be made by the Sub-Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers brokerage allocation procedures do not materially differ from Invesco’s procedures. The same procedures also apply to the Subsidiary.
Brokerage Transactions
          Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more broker-dealers, including affiliated and third-party broker-dealers to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in six primary trading centers to place equity securities trades in their regions. Invesco Advisers’ Americas desk, located in Atlanta, Houston and Toronto, generally places trades of equity securities trading in North America, Canada and Latin America; the Hong Kong desk of Invesco Hong Kong (the Hong Kong Desk) generally places trades of equity securities in the Asia-Pacific markets, except Japan;

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the Japan trading desk of Invesco Japan generally placed trades of equity securities in the Japanese markets, the London trading desk of Invesco Global Investment Funds Limited (the London Desk) generally places trades of equity securities in European, Middle Eastern and African countries; the Australian desk, located in Sydney and Melbourne, for the execution of orders of equity securities trading in the Australian and New Zealand markets and the Taipei desk, located in Taipei, for the execution of orders of securities trading in Chinese market. Invesco, Invesco Canada, Invesco Australia, Invesco Japan, Invesco Deutschland, Invesco Hong Kong and Invesco Asset Management use the global equity trading desk to place equity trades. Other Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the global trading desks are similar in all material respects.
          References in the language below to actions by Invesco or a Sub-Adviser (other than Invesco Canada or Invesco Japan) making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the London Desk. Even when trading is delegated by Invesco or the Sub-Adviser to the various arms of the global equity trading desk, Invesco or the Sub-Adviser that delegates trading is responsible for oversight of this trading activity.
          Invesco or the Sub-Advisers make decisions to buy and sell securities for each Fund, selects broker-dealers (each, a Broker), effects the Funds’ investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Invesco’s and the Sub-Advisers’ primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While Invesco or the Sub-Advisers seek reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.
          Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.
          Historically, Invesco and the Sub-Advisers did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.
          In some cases, Invesco may decide to place trades on a “blind principal bid” basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at the market close price for a specific commission. Invesco generally selects the broker with the lowest bid to execute these trades.
          Brokerage commissions paid by each of the Fund’s during the last three fiscal years ended December 31 are found in Appendix J.

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Commissions
          The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an Invesco Fund, provided the conditions of an exemptive order received by the Invesco Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Invesco Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various Invesco Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.
Broker Selection
          Invesco’s or the Sub-Adviser’s primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Advisers consider the full range and quality of a Broker’s services, including the value of research and/or brokerage services provided, execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco’s and the Sub-Advisers’ primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker’s ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Advisers will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of Fund shares.
          In choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Advisers may select Brokers that provide brokerage and/or research services (Soft Dollar Products) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco or the Sub-Advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Advisers must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco’s or the Sub-Advisers’] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Advisers in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Advisers.
          Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or the Sub-Adviser’s expenses to the extent that Invesco or the Sub-Adviser would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Advisers to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts (or accounts managed by the Sub-Advisers) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Advisers, Inc.-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser-managed accounts) that benefit directly from the product. Invesco or the Sub-Advisers may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.
          Invesco presently engages in the following instances of cross-subsidization:
          Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to

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manage certain fixed income Invesco Funds are generated entirely by equity Invesco Funds and other equity client accounts managed by Invesco. In other words, certain fixed income Invesco Funds are cross-subsidized by the equity Invesco Funds in that the fixed income Invesco Funds receive the benefit of Soft Dollar Products services for which they do not pay. Similarly, other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.
          Invesco and the Sub-Advisers attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Advisers conclude that the Broker supplying the product is capable of providing best execution.
          Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Advisers use soft dollars to purchase two types of Soft Dollar Products:
•	proprietary research created by the Broker executing the trade, and

•	other products created by third parties that are supplied to Invesco or the Sub-Advisers through the Broker executing the trade.
          Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.
          Invesco and the Sub-Advisers also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Advisers through Brokers executing the trades or other Brokers who “step in” to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub-Advisers may from time to time instruct the executing Broker to allocate or “step out” a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Advisers have “stepped out” would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been “stepped out.” Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.
          Soft Dollar Products received from Brokers supplement Invesco’s and or the Sub-Advisers’ own research (and the research of certain of its affiliates), and may include the following types of products and services:
•
Database Services — comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

•
Quotation/Trading/News Systems — products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

•	Economic Data/Forecasting Tools — various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

•	Quantitative/Technical Analysis — software tools that assist in quantitative and technical analysis of investment data.

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•	Fundamental/Industry Analysis — industry specific fundamental investment research.

•
Other Specialized Tools — other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

          If Invesco or the Sub-Advisers determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Advisers will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco or the Sub-Advisers will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Advisers determine assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.
          Outside research assistance is useful to Invesco or the Sub-Advisers because the Brokers used by Invesco or the Sub-Advisers tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Advisers’ staff follows. In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco’s or the Sub-Advisers’ clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Advisers’ research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Advisers’ investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers receive such services. To the extent the Funds’ portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.
          Invesco or the Sub-Advisers may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Advisers believe such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares. Invesco and the Sub-Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.
Directed Brokerage (Research Services)
          Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2012 are found in Appendix K.
Affiliated Transactions
          Invesco may place trades with Invesco Capital Markets, Inc. (ICMI), a broker-dealer with whom it is under common control, provided Invesco determines that the affiliate’s trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which Invesco could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for Invesco. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Boards of the various Invesco Funds, including the Trust.
          Brokerage commission on affiliated transactions paid by the Funds during the fiscal year ended December 31, 2012, are found in Appendix J.

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Regular Brokers
          Information concerning the Funds’ acquisition of securities of their Brokers during the last fiscal year ended December 31, 2012 is found in Appendix K.
Allocation of Portfolio Transactions
          Invesco and the Sub-Advisers manage numerous Invesco Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco and the Sub-Adviser will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco or the Sub-Adviser may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.
Allocation of Initial Public Offering (IPO) Transactions
          Certain of the Invesco Funds or other accounts managed by Invesco may become interested in participating in IPOs. Purchases of IPOs by one Invesco Fund or other accounts may also be considered for purchase by one or more other Invesco Funds or accounts. Invesco combines indications of interest for IPOs for all Invesco Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such Invesco Funds and accounts cannot be filled completely, Invesco shall allocate such transactions in accordance with the following procedures:
          Invesco or the Sub-Adviser may determine the eligibility of each Invesco Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the Invesco Fund’s or account’s investment objective, policies, strategies and current holdings. Invesco will allocate securities issued in IPOs to eligible Invesco Funds and accounts on a pro rata basis based on order size.
          Invesco Canada, Invesco Australia, Invesco Hong Kong and Invesco Japan allocate IPOs on a pro rata basis based on size of order or in such other manner which they believe is fair and equitable.
          Invesco Asset Management allocates IPOs on a pro rata basis based on account size or in such other manner believed by Invesco Asset Management to be fair and equitable.
          Invesco Deutschland and Invesco Senior Secured do not subscribe to IPOs.
PURCHASE AND REDEMPTION OF SHARES
          The Trust offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the Contracts) and variable life insurance policies (Policies). Each separate account contains divisions, each of which corresponds to a Fund in the Trust. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value

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without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.
          The Trust, in the future, may offer the shares of its Funds to certain pension and retirement plans (Plans) qualified under the Internal Revenue Code of 1986, as amended (the Code). The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.
          The Board monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, violation of the federal tax laws by one separate account investing in a Fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in a Fund. A Fund’s net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or plan) withdrawing because of a conflict.
Calculation of Net Asset Value
          For Invesco V.I. Money Market Fund: The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of the customary trading session of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern time) on a particular day, the net asset value of the Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund’s securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all of its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.
          The Fund uses the amortized cost method to determine its net asset value. Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund’s investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.
          The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.
          The Board has established procedures designed to stabilize the Fund’s net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average

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portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations, in which case the net asset value could possibly be more or less than $1.00 per share. Invesco V.I. Money Market Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund’s procedures which are designed to stabilize the Fund’s price per share at $1.00.
          Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund’s investments is higher or lower than the price that would be received if the investments were sold.
          For All Other Funds: Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund’s securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund’s net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund’s financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.
          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
          A security listed or traded on an exchange (excluding convertible bonds) held by a Fund is valued at its last sales price or official closing price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Each equity security traded in the over-the-counter market is valued on the basis of prices furnished by independent pricing vendors or market makers. Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote on the basis of prices provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.
          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Short-term obligations having 60 days or less to maturity and commercial paper are priced at amortized cost, which approximates value.
          Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading

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session of the NYSE. If Invesco believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.
          Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.
          Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.
          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry, and company performance.
          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices.
          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
          For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each non-money market fund’s portfolio securities transactions are recorded no later than the first business day following the trade date. Transactions in money market fund portfolio securities transactions are recorded no later than the first business day following the trade date. Transactions in money market fund portfolio securities are normally accounted for on a trade date basis.
Redemptions In Kind
          Although the Funds, except Invesco V.I. Money Market Fund, generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind if a cash redemption would disrupt its

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operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds, has made an election under Rule 18f-1 under the 1940 Act (a Rule 18f-1 Election), and therefore, the Trust, on behalf of the Fund, is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund’s net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.
Payments to Participating Insurance Companies and/or their Affiliates
          Invesco or Invesco Distributors may, from time to time, at their expense out of their own financial resources, make cash payments to Participating Insurance Companies and/or their affiliates, as an incentive to promote the Funds and/or to retain Participating Insurance Companies’ assets in the Funds. Such cash payments may be calculated on the average daily net assets of the applicable Fund(s) attributable to that particular Participating Insurance Company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Invesco or Invesco Distributors may also make other cash payments to Participating Insurance Companies and/or their affiliates in addition to or in lieu of Asset-Based Payments, in the form of: payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in Invesco’s or Invesco Distributors’ discretion. In certain cases these other payments could be significant to the Participating Insurance Companies and/or their affiliates. Generally, commitments to make such payments are terminable upon notice to the Participating Insurance Company and/or their affiliates. However, Invesco and Invesco Distributors have entered into unique agreements with RiverSource Life Insurance Company and its affiliates (RiverSource), where the payment obligation of Invesco or Invesco Distributors can only be terminated on the occurrence of certain specified events. For example, in the event that RiverSource obtains an SEC order to substitute out such RiverSource assets in the Funds or such RiverSource assets in the Funds falls below a pre-determined level, payments by Invesco or Invesco Distributors to RiverSource can then be terminated. Any payments described above will not change the price paid by RiverSource for the purchase of the applicable Fund’s shares or the amount that any particular Fund will receive as proceeds from such sales. Invesco or Invesco Distributors determines the cash payments described above in its discretion in response to requests from RiverSource, based on factors it deems relevant. RiverSource may not use sales of the Funds’ shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.
          A list of certain entities that received payments as described in this SAI during the 2012 calendar year is attached as Appendix L. The list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to entities not listed below. Accordingly, please contact your Participating Insurance Company to determine whether they currently may be receiving such payments and to obtain further information regarding any such payments.
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
Dividends and Distributions
          The following discussion of dividends and distributions should be read in connection with the applicable sections in the Prospectus.
          All dividends and distributions will be automatically reinvested in additional shares of the same class of a Fund (hereinafter, the Fund) unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another Invesco Fund, subject to

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the terms and conditions set forth in the Prospectus under the caption “Purchasing Shares — Automatic Dividend and Distribution Investment.” Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.
          The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (Class Expenses). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act.
          In the event the Invesco V.I. Money Market Fund incurs or anticipates any unusual expense, loss or depreciation in the value of a portfolio investment that would adversely affect the net asset value per share of the Fund or the net income per share of a class of the Fund for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Invesco V.I. Money Market Fund was reduced or was anticipated to be reduced below $1.00, the Board might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.
Tax Matters
          The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
          This “Tax Matters” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
          For federal income tax purposes, the insurance company (rather than the purchaser of a variable contract) is treated as the owner of shares of the Fund selected as an investment option. This is for general information only and not tax advice. Holders of variable contracts should ask their own tax advisors for more information on their own tax situation, including possible federal, state, local and foreign taxes.
          Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
          Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•
Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

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•
Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•
Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.

          In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
          The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.
          If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
          Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its

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capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (RIC Mod Act), if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is more than a 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010, to expire), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.
          Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see, “Taxation of Fund Distributions — Capital gain dividends below). A “qualified late year loss” includes:
(i) any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (post-October losses), and
(ii) the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.
          The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence. Special rules apply to a Fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.
          Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a

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distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
          Asset allocation funds. If the Fund is a fund of funds, asset allocation fund, or a feeder fund in a master-feeder structure (collectively referred to as a “fund of funds” which invests in one or more underlying funds taxable as regulated investment companies) distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. A fund of funds (other than a feeder fund in a master-feeder structure) generally will not be able currently to offset gains realized by one underlying fund in which the fund of funds invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, except with respect to a qualified fund of funds, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes and (b) is not eligible to pass-through to shareholders exempt-interest dividends from an underlying fund. A qualified fund of funds, i.e. a Fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends. Also a fund of funds, whether or not it is a qualified fund of funds, is eligible to pass-through to shareholders qualified dividends earned by an underlying fund (see, “Taxation of Fund Distributions -Corporate dividends received deduction” below). However, dividends paid to shareholders by a fund of funds from interest earned by an underlying fund on U.S. Government obligations are unlikely to be exempt from state and local income tax.
          Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax. However, in any calendar year in which the investment made by Invesco and its affiliates in the Fund does not exceed $250,000, the Fund may qualify for an exemption from the excise tax regardless of whether it has satisfied the foregoing distribution requirements. Funds that do not qualify for this exemption intend to make sufficient distributions to avoid imposition of the excise tax.
          Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other form to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaim. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund

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on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.
          Invesco V.I. Balanced-Risk Allocation Fund — Investments in Commodities. Invesco V.I. Balanced-Risk Allocation Fund invests in derivatives, financially-linked instruments, and the stock of its own wholly-owned subsidiary (the Subsidiary) to gain exposure to the commodity markets. This strategy may cause the Fund to realize more ordinary income than would be the case if the Fund invested directly in commodities. Also, these commodity-linked investments and the income earned thereon must be taken into account by the Fund in complying with the Distribution and Income Requirements and the Asset Diversification Test as described below.
          Distribution requirement. The Fund intends to distribute the Subsidiary’s income each year in satisfaction of the Fund’s Distribution Requirement. The Subsidiary will be classified for federal income tax purposes as a controlled foreign corporation (CFC) with respect to the Fund. As such, the Fund will be required to include in its gross income each year amounts earned by the Subsidiary during that year (subpart F income), whether or not such earnings are distributed by the Subsidiary to the Fund. Subpart F income will be distributed by the Fund to shareholders each year as ordinary income and will not be qualified dividend income eligible for taxation at long-term capital gain rates. The Subsidiary likely will l also be classified as a PFIC as defined below in “Tax Treatment of Portfolio Transactions -PFIC Investments” but the CFC rules supersede the PFIC rules.
          Income requirement. As described above, the Fund must derive at least 90% of its gross income from qualifying sources to qualify as a regulated investment company. Gains from the disposition of commodities, including precious metals, are not considered qualifying income for purposes of satisfying the Income Requirement. See, “Tax Treatment of Portfolio Transactions -Investments in commodities — structured notes, corporate subsidiary and certain ETFs.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. As a result, the Fund’s ability to directly invest in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, the IRS has issued a number of private letter rulings to other mutual funds, including to another Invesco fund (upon which only the fund that received the private letter ruling can rely), which indicate that income from a fund’s investment in a form of commodity-linked note and a wholly-owned foreign subsidiary that invests in commodity-linked derivatives, such as the Subsidiary, constitutes qualifying income. However, the IRS has suspended issuance of any further private letter rulings pending a review of its position. Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of the Fund’s use of commodity-linked notes or its Subsidiary (which might be applied retroactively to the Fund), it could limit the Fund’s ability to pursue its investment strategy and the Fund might not qualify as a regulated investment company for one or more years. In this event, the Board may authorize a significant change in investment strategy or Fund liquidation. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. The Fund also may incur transaction and other costs to comply with any new or additional guidance from the IRS.
          Asset diversification test. For purposes of the Asset Diversification Test, the Fund’s investment in the Subsidiary would be considered a security of one issuer. Accordingly, the Fund intends to limit its investment in the Subsidiary to no more than 25% of the value of the Fund’s total assets in order to satisfy the Asset Diversification Test.
          Taxation of the Subsidiary. On the basis of current law and practice, the Subsidiary will not be liable for income tax in the Cayman Islands. Distributions by the Subsidiary to the Fund will not be subject to withholding tax in the Cayman Islands. In addition, the Subsidiary’s investment in commodity-linked derivatives and other assets held as collateral are anticipated to qualify for a safe harbor under Code Section 864(b) so that the Subsidiary will not be treated as conducting a U.S. trade or business. Thus, the Subsidiary should not be subject to U.S. federal income tax on a net basis. However, if certain of the

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Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.
          In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business, subject to certain exemptions, including among others, exemptions for capital gains, portfolio interest and income from notional principal contracts. It is not anticipated that the Subsidiary will be subject to material amounts of U.S. withholding tax on its portfolio investments. The Subsidiary intends to properly certify its status as a non-U.S. person to each custodian and withholding agent to avoid U.S. backup withholding requirements.
          Special Rules Applicable To Variable Contracts. The Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the corresponding division of the insurance company separate accounts, the Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the Fund’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Asset Diversification is satisfied and no more than 55% of the value of the account’s total assets are cash and cash items (including receivables), government securities and securities of other RICs. The regulations also provide that the Fund’s shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of the Fund or the trustee of a qualified pension plan. Failure of the Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the contract holders investing in a corresponding insurance company division other than as described in the applicable prospectuses of the various insurance company separate accounts.
          Also, a contract holder should not be able to direct the Fund’s investment in any particular asset so as to avoid the prohibition on investor control. The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.
          Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.
          Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid may be qualified dividends eligible for the corporate dividends received deduction.

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          Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder owned its shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.
          Corporate dividends received deduction. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividends from domestic corporations will qualify for the 70% dividends received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
          Maintaining a $1 share price — Invesco V.I. Money Market Fund. Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust its dividends to maintain its $1 share price. This procedure may result in under- or over-distributions by the Fund of its net investment income. This in turn may result in return of capital distributions, the effect of which is described in the following paragraph.
          Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs. See “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs”.
          Pass-through of foreign tax credits. If more than 50% of the value of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e. a fund at least 50 percent of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs), the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign income tax paid by the Fund (the Foreign Tax Election) in lieu of deducting such amount in determining its investment company taxable income. Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass-through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions — Securities lending” below.
          Consent dividends. The Fund may utilize consent dividend provisions of Section 565 of the Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.

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          Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or a certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
          Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under “Description of the Funds and their Investments and Risks —Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
          In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
          Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
          Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
          Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in

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terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.
          The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.
          In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.
          Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
          Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.
          PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these

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securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains. Also see “Invesco V.I. Balanced-Risk Allocation Fund – Investments in Commodities” with respect to investments in the Subsidiary.
          Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions- PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
          Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)”
          Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a

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“disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.
          These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
          Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a mater-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement e.g.., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.
          Investments in commodities — structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a regulated investment company.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the income requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity index-linked or structured notes or a corporate subsidiary (such as the Subsidiary) that invests in commodities, may be considered qualifying income under the Code. However, as of the date of this SAI, the IRS has suspended the issuance of any further private letter rulings pending a review of its position. Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of a fund’s use of commodity-linked notes, or a corporate subsidiary, the fund may no longer be able to utilize commodity index-linked notes or a corporate subsidiary to gain commodity exposure. In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments

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in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect. Also see “Invesco V.I. Balanced-Risk Allocation Fund — Investments in Commodities” with respect to investments in the Subsidiary.
          Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
          Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.
          Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
DISTRIBUTION OF SECURITIES
Distributor
          The Trust has entered into a master distribution agreement relating to the Funds (the Distribution Agreement) with Invesco Distributors, a registered broker-dealer and a wholly owned subsidiary of Invesco, pursuant to which Invesco Distributors acts as the distributor of shares of the Funds. The address of Invesco Distributors is 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with Invesco Distributors. See “Management of the Trust.”
          The Distribution Agreement provides Invesco Distributors with the exclusive right to distribute shares of the Funds on a continuous basis.
          The Trust (on behalf of any class of any Fund) or Invesco Distributors may terminate the Distribution Agreement on sixty (60) days’ written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

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Distribution Plan
          The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Series II shares (the Plan). Each Fund, pursuant to the Plan, pays Invesco Distributors compensation at the annual rate of 0.25% of average daily net assets of Series II shares.
          The Plan compensates Invesco Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Series II shares of the Funds. Distribution activities appropriate for financing under the Plan include, but are not limited to, the following: expenses relating to the development, preparation, printing and distribution of advertisements and sales literature and other promotional materials describing and/or relating to the Fund; expenses of training sales personnel regarding the Fund; expenses of organizing and conducting seminars and sales meetings designed to promote the distribution of the Series II shares; compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Series II shares to Fund variable annuity and variable insurance contracts investing directly in the Series II shares; compensation to sales personnel in connection with the allocation of cash values and premium of variable annuity and variable insurance contracts to investments in the Series II shares; compensation to and expenses of employees of Invesco Distributors, including overhead and telephone expenses, who engage in the distribution of the Series II shares; and the costs of administering the Plan.
          Amounts payable by a Fund under the Plan need not be directly related to the expenses actually incurred by Invesco Distributors on behalf of each Fund. The Plan does not obligate the Funds to reimburse Invesco Distributors for the actual expenses Invesco Distributors may incur in fulfilling its obligations under the Plan. Thus, even if Invesco Distributors’ actual expenses exceed the fee payable to Invesco Distributors at any given time, the Funds will not be obligated to pay more than that fee. If Invesco Distributors’ expenses are less than the fee it receives, Invesco Distributors will retain the full amount of the fee. No provision of this Distribution Plan shall be interpreted to prohibit any payments by the Trust during periods when the Trust has suspended or otherwise limited sales. Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of FINRA.
          Invesco Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco Distributors and the Fund.
          Invesco Distributors has entered into agreements with Participating Insurance Companies and other financial intermediaries to provide the distribution services in furtherance of the Plan. Currently, Invesco Distributors pays Participating Insurance Companies and others at the annual rate of 0.25% of average daily net assets of Series II shares attributable to the Contracts issued by the Participating Insurance Company as compensation for providing such distribution services. Invesco Distributors does not act as principal, but rather as agent for the Funds, in making distribution service payments. These payments are an obligation of the Funds and not of Invesco Distributors.
          See Appendix M for a list of the amounts paid by Series II shares to Invesco Distributors pursuant to the Plan for the year, or period, ended December 31, 2012 and Appendix N for an estimate by category of the allocation of actual fees paid by Series II shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2012.
          As required by Rule 12b-1, the Plan approved by the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the “Rule 12b-1 Trustees). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each Series II class of the Funds and its respective shareholders by, among other things,

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providing broker-dealers with an incentive to sell additional shares of the Trust, thereby helping to satisfy the Trust’s liquidity needs and helping to increase the Trust’s investment flexibility.
          Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. The Plan requires Invesco Distributors to provide the Board at least quarterly with a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Board reviews these reports in connection with their decisions with respect to the Plan. A Plan may be terminated as to any Fund or Series II shares by the vote of a majority of the Rule 12b-1 Trustees or, with respect to the Series II shares, by the vote of a majority of the outstanding voting securities of the Series II shares.
          Any change in the Plan that would increase materially the distribution expenses paid by the Series II shares requires shareholder approval. No material amendment to the Plan may be made unless approved by the affirmative vote of a majority of the Rule 12b-1 Trustees cast in person at a meeting called for the purpose of voting upon such amendment.
FINANCIAL STATEMENTS
          The Fund’s financial statements for the period ended December 31, 2012 including the Financial Highlights pertaining thereto, and the reports of the independent registered public accounting firm thereon, are incorporated by reference into this SAI from such Fund’s most recent Annual Report to shareholders.
          The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.
PENDING LITIGATION
Investigations Related to Market Timing
          On August 30, 2005, the West Virginia Securities Commissioner (WVSC) issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM Advisors, Inc. and AIM Distributors, Inc. (predecessors to Invesco Advisers, Inc. and Invesco Distributors, Inc., respectively) (collectively, “Invesco”) (Order No. 05-1318). The WVSC alleged that Invesco entered into certain arrangements permitting market timing and failed to disclose these arrangements in violation of the West Virginia securities laws. The WVSC ordered Invesco to cease any further violations and sought to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an “administrative assessment” to be determined by the Commissioner. On October 27, 2011, a hearing examiner was appointed to this matter. This matter continues to be indefinitely suspended.

89

APPENDIX A
RATINGS OF DEBT SECURITIES
          The following is a description of the factors underlying the debt ratings of Moody’s, S&P and Fitch.
Moody’s Long-Term Debt Ratings

Aaa:	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics

Ba:	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

          Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Moody’s Short-Term Prime Rating System
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP (Not Prime)
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

A-1

Note: In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.
Moody’s MIG/VMIG US Short-Term Ratings
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.
The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.
Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.
          MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
          MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
          MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
          SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Standard & Poor’s Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations,

A-2

to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

A-3

C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
Standard & Poor’s Short-Term Issue Credit Ratings
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity of the obligor to meet its financial commitment on the obligation.

A-4

B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
C
An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.
D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Standard & Poor’s Municipal Short-Term Note Ratings Definitions
A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule — the larger final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:
SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3
Speculative capacity to pay principal and interest.
Standard & Poor’s Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’)

A-5

The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard & Poor’s opinions and analysis do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.
Fitch Credit Rating Scales
Fitch Ratings’ credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.
A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.
Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.
Fitch Ratings’ credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).
In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch Ratings may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.
Fitch Long-Term Rating Scales
Issuer Credit Rating Scales
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that

A-6

entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
          AAA: Highest credit quality.
‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
          AA: Very high credit quality.
‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
          A: High credit quality.
‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
          BBB: Good credit quality.
‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
          BB: Speculative.
‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
          B: Highly speculative.
‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
          CCC: Substantial credit risk.
Default is a real possibility.
          CC: Very high levels of credit risk.
Default of some kind appears probable.
          C: Exceptionally high levels of credit risk
Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

A-7

          RD: Restricted default.
‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.
the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a coercive debt exchange on one or more material financial obligations.

          D: Default.
‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.
Fitch Short-Term Rating Scales
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
          F1: Highest short-term credit quality.
Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
          F2: Good short-term credit quality.
Good intrinsic capacity for timely payment of financial commitments.
          F3: Fair short-term credit quality.
The intrinsic capacity for timely payment of financial commitments is adequate.

A-8

          B: Speculative short-term credit quality.
Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
          C: High short-term default risk.
Default is a real possibility.
          RD: Restricted default.
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
          D: Default.
Indicates a broad-based default event for an entity, or the default of a short-term obligation.

A-9

APPENDIX B
Persons to Whom Invesco Provides
Non-Public Portfolio Holdings on an Ongoing Basis
(as of March 31, 2013)

Service Provider	Disclosure Category
ABN AMRO Financial Services, Inc.	Broker (for certain Invesco Funds)
Absolute Color	Financial Printer
Anglemyer & Co.	Analyst (for certain Invesco Funds)
Ballard Spahr Andrews & Ingersoll, LLP	Special Insurance Counsel
Barclays Capital, Inc.	Broker (for certain Invesco Funds)
Blaylock Robert Van LLC	Broker (for certain Invesco Funds)
BB&T Capital Markets	Broker (for certain Invesco Funds)
Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain Invesco Funds)
BLNS Securities Ltd.	Broker (for certain Invesco Funds)
BOSC, Inc.	Broker (for certain Invesco Funds)
BOWNE & Co.	Financial Printer
Brown Brothers Harriman & Co.	Securities Lender (for certain Invesco Funds)
Cabrera Capital Markets	Broker (for certain Invesco Funds)
Charles River Systems, Inc.	System Provider
Chas. P. Young Co.	Financial Printer
Cirrus Research, LLC	Trading System
Citigroup Global Markets, Inc.	Broker (for certain Invesco Funds)
Commerce Capital Markets	Broker (for certain Invesco Funds)
Crane Data, LLC	Analyst (for certain Invesco Funds)
Credit Suisse International / Credit Suisse Securities (Europe) Ltd.	Service Provider
Crews & Associates	Broker (for certain Invesco Funds)
D.A. Davidson & Co.	Broker (for certain Invesco Funds)
Dechert LLP	Legal Counsel
DEPFA First Albany	Broker (for certain Invesco Funds)
E.K. Riley Investments LLC	Broker (for certain Invesco Funds)
Empirical Research Partners	Analyst (for certain Invesco Funds)
Finacorp Securities	Broker (for certain Invesco Funds)
First Miami Securities	Broker (for certain Invesco Funds)
First Southwest Co.	Broker (for certain Invesco Funds)
First Tryon Securities	Broker (for certain Invesco Funds)
Fitch, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
FT Interactive Data Corporation	Pricing Vendor
FTN Financial Group	Broker (for certain Invesco Funds)
GainsKeeper	Software Provider (for certain Invesco Funds)
GCom2 Solutions	Software Provider (for certain Invesco Funds)
George K. Baum & Company	Broker (for certain Invesco Funds)
Glass, Lewis & Co.	System Provider (for certain Invesco Funds)
Global Trading Analytics, LLC	Software Provider
Global Trend Alert	Analyst (for certain Invesco Funds)

B-1

Service Provider	Disclosure Category
Greater Houston Publishers, Inc.	Financial Printer
Hattier, Sanford & Reynoir	Broker (for certain Invesco Funds)
Hutchinson, Shockey, Erley & Co.	Broker (for certain Invesco Funds)
ICI (Investment Company Institute)	Analyst (for certain Invesco Funds)
ICRA Online Ltd.	Rating & Ranking Agency (for certain Invesco Funds)
iMoneyNet, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Initram Data, Inc.	Pricing Vendor
Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain Invesco Funds)
Invesco Investment Services, Inc.	Transfer Agent
Invesco Senior Secured Management, Inc.	System Provider (for certain Invesco Funds)
Investment Company Institute	Analyst (for certain Invesco Funds)
Investortools, Inc.	Broker (for certain Invesco Funds)
ITG, Inc.	Pricing Vendor (for certain Invesco Funds)
J.P. Morgan Securities, Inc.	Analyst (for certain Invesco Funds)
J.P. Morgan Securities Inc.\Citigroup Global Markets Inc.\JPMorgan Chase Bank, N.A.	Lender (for certain Invesco Funds)
J.P. Morgan Securities	Broker (for certain Invesco Funds)
Janney Montgomery Scott LLC	Broker (for certain Invesco Funds)
John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP	Special Insurance Counsel
KeyBanc Capital Markets, Inc.	Broker (for certain Invesco Funds)
Kramer Levin Naftalis & Frankel LLP	Legal Counsel
Lebenthal & Co. LLC	Broker (for certain Invesco Funds)
Lipper, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Loan Pricing Corporation	Pricing Service (for certain Invesco Funds)
Loop Capital Markets	Broker (for certain Invesco Funds)
M.R. Beal	Broker (for certain Invesco Funds)
MarkIt Group Limited	Pricing Vendor (for certain Invesco Funds)
Merrill Communications LLC	Financial Printer
Mesirow Financial, Inc.	Broker (for certain Invesco Funds)
Middle Office Solutions	Software Provider
Moody’s Investors Service	Rating & Ranking Agency (for certain Invesco Funds)
Morgan Keegan & Company, Inc.	Broker (for certain Invesco Funds)
Morrison Foerster LLP	Legal Counsel
MS Securities Services, Inc. and Morgan Stanley & Co. Incorporated	Securities Lender (for certain Invesco Funds)
Muzea Insider Consulting Services, LLC	Analyst (for certain Invesco Funds)
Ness USA Inc.	System provider
Noah Financial, LLC	Analyst (for certain Invesco Funds)
Omgeo LLC	Trading System
Piper Jaffray	Analyst (for certain Invesco Funds)
Prager, Sealy & Co.	Broker (for certain Invesco Funds)
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all Invesco Funds)
Protective Securities	Broker (for certain Invesco Funds)
Ramirez & Co., Inc.	Broker (for certain Invesco Funds)
Raymond James & Associates, Inc.	Broker (for certain Invesco Funds)
RBC Capital Markets	Analyst (for certain Invesco Funds)
RBC Dain Rauscher Incorporated	Broker (for certain Invesco Funds)
Reuters America LLC	Pricing Service (for certain Invesco Funds)
Rice Financial Products	Broker (for certain Invesco Funds)
Robert W. Baird & Co. Incorporated	Broker (for certain Invesco Funds)

B-2

Service Provider	Disclosure Category
RR Donnelley Financial	Financial Printer
Ryan Beck & Co.	Broker (for certain Invesco Funds)
SAMCO Capital Markets, Inc.	Broker (for certain Invesco Funds)
Seattle-Northwest Securities Corporation	Broker (for certain Invesco Funds)
Siebert Brandford Shank & Co., L.L.C.	Broker (for certain Invesco Funds)
Simon Printing Company	Financial Printer
Southwest Precision Printers, Inc.	Financial Printer
Southwest Securities	Broker (for certain Invesco Funds)
Standard and Poor’s/Standard and Poor’s Securities Evaluations, Inc.	Pricing Service and Rating and Ranking Agency (each, respectively, for certain Invesco Funds)
StarCompliance, Inc.	System Provider
State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain Invesco Funds)
Sterne, Agee & Leach, Inc.	Broker (for certain Invesco Funds)
Stifel, Nicolaus & Company, Incorporated	Broker (for certain Invesco Funds)
Stradley Ronon Stevens & Young, LLP	Legal Counsel
The Bank of New York	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
The MacGregor Group, Inc.	Software Provider
The Savader Group LLC	Broker (for certain Invesco Funds)
Thomson Information Services Incorporated	Software Provider
UBS Financial Services, Inc.	Broker (for certain Invesco Funds)
VCI Group Inc.	Financial Printer
Vining Sparks IBG	Broker (for Certain Invesco Funds)
W.H Mell Associates, Inc.	Broker (for certain Invesco Funds)
Wachovia National Bank, N.A.	Broker (for certain Invesco Funds)
Western Lithograph	Financial Printer
Wiley Bros. Aintree Capital L.L.C.	Broker (for certain Invesco Funds)
William Blair & Co.	Broker (for certain Invesco Funds)
XSP, LLC\Solutions Plus, Inc.	Software Provider

B-3

APPENDIX C
TRUSTEES AND OFFICERS
As of March 31, 2013
The address of each trustee and officer is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

				Other
				Trusteeship(s)/
				Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	124	None

		Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief	124	None

[1]
Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

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Other
Trusteeship(s)/
Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director,

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				Other
				Trusteeship(s)/
				Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
		Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	137	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	124	ACE Limited (insurance company); and Investment Company Institute

[3]
Mr. Whalen has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and continues to serve as counsel to the Invesco Van Kampen closed-end funds.

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				Other
				Trusteeship(s)/
				Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., (consumer health care products manufacturer) Formerly: Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago	137	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	124	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee and Overseer, The Curtis Institute of Music

James T. Bunch — 1942 Trustee	2004	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	124	Chairman, Board of Governors, Western Golf Association; Chairman-elect, Evans Scholars Foundation; and Director, Denver Film Society

Rodney F. Dammeyer — 1940 Trustee	2010	Chairman of CAC, LLC, (private company offering capital investment and management advisory services) Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Vice Chairman of Anixter International; Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex	126	Director of Quidel Corporation and Stericycle, Inc.; Prior to May 2008, Trustee of The Scripps Research Institute; Prior to February 2008, Director of Ventana Medical Systems, Inc.

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				Other
				Trusteeship(s)/
				Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company)

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)	124	Director of Nature’s Sunshine Products, Inc.

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	124	Insperity, Inc. (formerly known as Administaff)

Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	124	None

Larry Soll — 1942 Trustee	2004	Retired Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	124	None

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				Other
				Trusteeship(s)/
				Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
Hugo F. Sonnenschein 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago Formerly: President of the University of Chicago	137	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	124	None

Officers
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Van Kampen Funds Inc. and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded	N/A	N/A

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Other
Trusteeship(s)/
Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

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Other
Trusteeship(s)/
Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

		Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A

Karen Dunn Kelley — 1960 Vice President	1993	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., INVESCO Global Asset Management Limited, Invesco Management Company Limited and INVESCO Management S.A.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

		Formerly: Senior Vice President, Van Kampen Investments Inc.; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of	N/A	N/A

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Other
Trusteeship(s)/
Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp., Van Kampen Funds Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

		Formerly: Chief Compliance Officer, Invesco Van Kampen Closed-End Funds; Senior Vice President, Van Kampen	N/A	N/A

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Other
Trusteeship(s)/
Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

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Trustee Ownership of Fund Shares as of December 31, 2012

Aggregate Dollar Range of
Equity Securities in All
Registered Investment
	Dollar Range of Equity Securities	Companies Overseen by
Name of Trustee	Per Fund	Trustee in Invesco Funds
Interested Persons
Martin L. Flanagan	None	Over $100,000
Philip A. Taylor	None	None
Wayne M. Whalen	None	Over $100,000[4]
Independent Trustees
David C. Arch	None	Over $100,000
Frank S. Bayley	None	Over $100,000
James T. Bunch	None	Over $100,000[4]
Bruce L. Crockett	None	Over $100,000[4]
Rodney F. Dammeyer	None	Over $100,000
Albert R. Dowden	None	Over $100,000
Jack M. Fields	None	Over $100,000[4]
Prema Mathai-Davis	None	Over $100,000[4]
Larry Soll	None	Over $100,000[4]
Hugo F. Sonnenschein	None	Over $100,000[4]
Raymond Stickel, Jr.	None	Over $100,000

4
Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Invesco Funds

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APPENDIX D
TRUSTEE COMPENSATION TABLE
          Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2012:

			Estimated	Total
			Annual	Compensation
		Retirement	Benefits upon	from All
	Aggregate	Benefits	Retirement for	Invesco
	Compensation	Accrued by All	Invesco	Funds Paid to
Trustee	from the Trust(1)	Invesco Funds(2)	Funds(3)	Trustees(4)
Interested Trustees
Wayne W. Whalen	$40,451	$357,269	$204,000	$393,000
Independent Trustees
David C. Arch	41,911	202,943	204,000	406,250
Frank S. Bayley	49,485	227,815	204,000	377,900
James T. Bunch	45,562	333,951	204,000	345,700
Bruce L. Crockett	87,076	229,886	204,000	666,000
Rodney F. Dammeyer	41,497	345,145	204,000	357,087
Albert R. Dowden	48,480	322,755	204,000	372,900
Jack M. Fields	41,319	363,066	204,000	316,000
Carl Frischling(5), (6)	48,144	227,815	204,000	367,900
Prema Mathai-Davis	44,900	349,810	204,000	340,700
Larry Soll	49,485	371,889	225,769	377,900
Hugo F. Sonnenschein	44,900	345,145	204,000	426,700
Raymond Stickel, Jr.	52,722	259,883	204,000	402,600
Officer
Russell Burk	88,394	N/A	N/A	703,056

(1)
Amounts shown are based on the fiscal year ended December 31, 2012. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2012, including earnings, was $172,966.

(2)	During the fiscal year ended December 31, 2012, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $287,114.

(3)	These amounts represent the estimated annual benefits payable by the Invesco Funds upon the trustee’s retirement and assumes each trustee serves until his or her normal retirement date.

(4)
All trustees except Arch, Dammeyer, Sonnenschein and Whalen currently serve as trustee of 28 registered investment companies advised by Invesco. Messrs. Arch, Dammeyer, Sonnenschein and Whalen currently serve as trustee of 29 registered investment companies advised by Invesco.

D-1

(5)
During the fiscal year ended December 31, 2012. the Trust paid no legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

(6)	Mr. Frischling retired as a trustee of the Trust effective December 31, 2012.

D-2

Appendix E
I.2. PROXY POLICIES AND PROCEDURES — RETAIL

Applicable to	Retail Accounts
Risk Addressed by Policy	breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client best economic interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Last Tested Date
Policy/Procedure Owner	Advisory Compliance
Policy Approver	Fund Board
Approved/Adopted Date	January 1, 2010
The following policies and procedures apply to certain funds and other accounts managed by Invesco Advisers, Inc. (“Invesco”).
A. POLICY STATEMENT
Introduction
Our Belief
The Invesco Funds Boards of Trustees and Invesco’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.
In determining how to vote proxy issues, Invesco considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco’s typical investment horizon.
Proxy voting is an integral part of Invesco’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco exercise its voting power to advance its own

March 2012	I.2 - 1

E-1

commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.
B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES
Proxy administration
The Invesco Retail Proxy Committee (the “Proxy Committee”) consists of members representing Invesco’s Investments, Legal and Compliance departments. Invesco’s Proxy Voting Guidelines (the “Guidelines”) are revised annually by the Proxy Committee, and are approved by the Invesco Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.
The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco uses information gathered from our own research, company managements, Invesco’s portfolio managers and outside shareholder groups to reach our voting decisions.
Generally speaking, Invesco’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’ ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco gives proper consideration to the recommendations of a company’s Board of Directors.
Important principles underlying the Invesco Proxy Voting Guidelines
I. Accountability
Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board’s accountability to its shareholders. Consequently, Invesco votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management.
The following are specific voting issues that illustrate how Invesco applies this principle of accountability.
•	Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

March 2012	I.2 - 2

E-2

Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco’s investment thesis on a company.

•	Director performance. Invesco withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

•	Auditors and Audit Committee members. Invesco believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.

•	Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

•	Classified boards. Invesco supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

•	Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

•	Responsiveness. Invesco withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

•	Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

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•	Shareholder access. On business matters with potential financial consequences, Invesco votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.
II. Incentives
Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.
Following are specific voting issues that illustrate how Invesco evaluates incentive plans.
•	Executive compensation. Invesco evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

•	Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.

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•	Employee stock-purchase plans. Invesco supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

•	Severance agreements. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.
III. Capitalization
Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company’s stated reasons for the request. Except where the request could adversely affect the fund’s ownership stake or voting rights, Invesco generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.
IV. Mergers, Acquisitions and Other Corporate Actions
Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.
V. Anti-Takeover Measures
Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.
VI. Shareholder Proposals on Corporate Governance
Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.

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VII. Shareholder Proposals on Social Responsibility
The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are often difficult to assess. Analyzing the costs and economic benefits of these proposals is generally highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco’s typical investment horizon. Therefore, Invesco generally abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature. However, there are instances when the costs and economic benefits of these proposals can be more readily assessed, in which case, Invesco votes such proposals on a case-by-case basis.
VIII. Routine Business Matters
Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco votes against proposals to conduct other unidentified business at shareholder meetings.
Summary
These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco may vote the shares held on a fund-by-fund or account-by-account basis.
Exceptions
In certain circumstances, Invesco may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.
Share-lending programs
One reason that some portion of Invesco’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.
“Share-blocking”

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Another example of a situation where Invesco may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.
International constraints
An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.
Exceptions to these Guidelines
Invesco retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.
Resolving potential conflicts of interest
A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts. Invesco reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco.
Invesco takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.
If a material potential conflict is deemed to exist, Invesco may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco may engage an independent third party to determine how the proxy should be voted; or (3) Invesco may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

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Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.
On a quarterly basis, the Invesco Funds Boards of Trustees review a report from Invesco’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.
Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.
Funds of funds. Some Invesco Funds offering diversified asset allocation within one investment vehicle own shares in other Invesco Funds. A potential conflict of interest could arise if an underlying Invesco Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.
C. RECORDKEEPING
Records are maintained in accordance with Invesco’s Recordkeeping Policy.
Policies and Vote Disclosure
A copy of these Guidelines and the voting record of each Invesco Fund are available on our web site, www.invesco.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

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I.1. PROXY POLICIES AND PROCEDURES — INSTITUTIONAL

Applicable to	Institutional Accounts
Risk Addressed by Policy	breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client best economic interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Last Tested Date
Policy/Procedure Owner	Advisory Compliance, Proxy Committee
Policy Approver	Invesco Risk Management Committee
Approved/Adopted Date	March 2012
The following policies and procedures apply to all institutional accounts, clients and funds managed by Invesco Advisers, Inc. (“Invesco”). These policies and procedures do not apply to any of the retail funds managed by Invesco. See Section I.2 for the proxy policies and procedures applicable to Invesco’s retail funds.
A. POLICY STATEMENT
Invesco has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, Invesco may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.
Invesco believes that it has a duty to manage clients’ assets in the best economic interests of its clients and that the ability to vote proxies is a client asset.
Invesco reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.
Voting of Proxies
Invesco will vote client proxies relating to equity securities in accordance with the procedures set forth below unless a non-ERISA client retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) of an ERISA client retains in writing the right to direct the plan trustee or a third party to vote proxies, or Invesco determines that any benefit the client might gain from voting a proxy

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would be outweighed by the costs associated therewith. In addition, due to the distinct nature of proxy voting for interests in fixed income assets and stable value wrap agreements, the proxies for such fixed income assets and stable value wrap agreements will be voted in accordance with the procedures set forth in the “Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements” section below.
Best Economic Interests of Clients
In voting proxies, Invesco will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. Invesco endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.
B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES
ISS’ Services
Invesco has contracted with Institutional Shareholder Services Inc.(“ISS”), an independent third party service provider, to vote Invesco’s clients’ proxies according to ISS’ proxy voting recommendations determined by ISS pursuant to its then-current US Proxy Voting Guidelines, a summary of which can be found at http://www.issgovernance.com and which are deemed to be incorporated herein. In addition, ISS provides proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which Invesco has proxy voting responsibility. On an annual basis, the Proxy Committee will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interests of Invesco’s clients. This may include a review of ISS’ Policies, Procedures and Practices Regarding Potential Conflicts of Interest and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.
Custodians forward to ISS proxy materials for clients who rely on Invesco to vote proxies. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If Invesco receives proxy materials in connection with a client’s account where the client has, in writing, communicated to Invesco that the client, plan fiduciary or other third party has reserved the right to vote proxies, Invesco will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where Invesco, or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.
In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) Invesco decides to override the ISS vote recommendation, the Proxy Committee will review the issue and direct ISS how to vote the proxies as described below.

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Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements
Some of Invesco’s fixed income clients hold interests in preferred stock of companies and some of Invesco’s stable value clients are parties to wrap agreements. From time to time, companies that have issued preferred stock or that are parties to wrap agreements request that Invesco’s clients vote proxies on particular matters. ISS does not currently provide proxy analysis or vote recommendations with respect to such proxy votes. Therefore, when a particular matter arises in this category, the investment team responsible for the particular mandate will review the matter and make a recommendation to the Proxy Manager as to how to vote the associated proxy. The Proxy Manager will complete the proxy ballots and send the ballots to the persons or entities identified in the ballots.
Proxy Committee
The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate and who are knowledgeable regarding the proxy process. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote of those members in attendance at a meeting called for the purpose of determining how to vote a particular proxy. The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of Invesco. The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.
The Proxy Manager shall call for a meeting of the Proxy Committee (1) when override submissions are made; and (2) in instances when ISS has recused itself or has not provided a vote recommendation with respect to an equity security. At such meeting, the Proxy Committee shall determine how proxies are to be voted in accordance with the factors set forth in the section entitled “Best Economic Interests of Clients,” above.
The Proxy Committee also is responsible for monitoring adherence to these procedures and engaging in the annual review described in the section entitled “ISS’ Services,” above.
Recusal by ISS or Failure of ISS to Make a Recommendation
When ISS does not make a recommendation on a proxy voting issue or recuses itself due to a conflict of interest, the Proxy Committee will review the issue and determine whether Invesco has a material conflict of interest as determined pursuant to the policies and procedures outlined in the “Conflicts of Interest” section below. If Invesco determines it does not have a material conflict of interest, Invesco will direct ISS how to vote the proxies. If Invesco determines it does have a material conflict of interest, the Proxy Committee will follow the policies and procedures set forth in such section.

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Override of ISS’ Recommendation
There may be occasions where Invesco investment personnel, senior officers or a member of the Proxy Committee seek to override an ISS recommendation if they believe that an ISS recommendation is not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients’ best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee along with the certification attached as Appendix A hereto. Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the ISS voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed any conflict of interest.
Proxy Committee Meetings
When a Proxy Committee Meeting is called, whether because of an ISS recusal or request for override of an ISS recommendation, the Proxy Committee shall request from the Chief Compliance Officer as to whether any Invesco person has reported a conflict of interest.
The Proxy Committee shall review the report from the Chief Compliance Officer to determine whether a real or perceived conflict of interest exists, and the minutes of the Proxy Committee shall:
(1)	describe any real or perceived conflict of interest,

(2)	determine whether such real or perceived conflict of interest is material,

(3)	discuss any procedure used to address such conflict of interest,

(4)	report any contacts from outside parties (other than routine communications from proxy solicitors), and

(5)	include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.
Based on the above review and determinations, the Proxy Committee will direct ISS how to vote the proxies as provided herein.
Certain Proxy Votes May Not Be Cast
In some cases, Invesco may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside

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the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients, some of which may be related to requirements of having a representative in person attend the proxy meeting. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. Invesco typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. Invesco will not vote if it determines that the cost of voting exceeds the expected benefit to the client. The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of Invesco.
CONFLICTS OF INTEREST
Procedures to Address Conflicts of Interest and Improper Influence
In order to avoid voting proxies in circumstances where Invesco or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to Invesco shall include a representation from ISS that ISS has no conflict of interest with respect to the vote. In instances where ISS has recused itself or makes no recommendation on a particular matter, or if an override submission is requested, the Proxy Committee shall determine how to vote the proxy and instruct the Proxy Manager accordingly, in which case the conflict of interest provisions discussed below shall apply.
In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between Invesco, as the investment manager, and Invesco’s clients. For each director, officer and employee of Invesco (“Invesco person”), the interests of Invesco’s clients must come first, ahead of the interest of Invesco and any Invesco person, including Invesco’s affiliates. Accordingly, no Invesco person may put “personal benefit,” whether tangible or intangible, before the interests of clients of Invesco or otherwise take advantage of the relationship with Invesco’s clients. “Personal benefit” includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of Invesco, as appropriate. It is imperative that each Invesco person avoid any situation that might compromise, or call into question, the exercise of fully independent judgment that is in the interests of Invesco’s clients.

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Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist if Invesco has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Additional examples of situations where a conflict may exist include:
▪	Business Relationships — where Invesco manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

▪	Personal Relationships — where an Invesco person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

▪	Familial Relationships — where an Invesco person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).
In the event that the Proxy Committee determines that Invesco (or an affiliate) has a material conflict of interest, the Proxy Committee will not take into consideration the relationship giving rise to the conflict of interest and shall, in its sole discretion, either (a) decide to vote the proxies pursuant to ISS’ general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact Invesco’s client(s) for direction as to how to vote the proxies.
In the event an Invesco person has a conflict of interest and has knowledge of such conflict of interest, it is the responsibility of such Invesco person to disclose the conflict to the Chief Compliance Officer. When a Proxy Committee meeting is called, the Chief Compliance Officer will report to the Proxy Committee all real or potential conflicts of interest for the Proxy Committee to review and determine whether such conflict is material. If the Proxy Committee determines that such conflict is material and involves a person involved in the proxy voting process, the Proxy Committee may require such person to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how Invesco should vote such proxy. An Invesco person will not be considered to have a material conflict of interest if the Invesco person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote.
In order to ensure compliance with these procedures, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy. In addition, any Invesco person who submits an ISS override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A.

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In addition, members of the Proxy Committee must notify Invesco’s Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence exerted by any Invesco person or by an affiliated company’s representatives with regard to how Invesco should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings to the Invesco Risk Management Committee. In the event that it is determined that improper influence was exerted, the Risk Management Committee will determine the appropriate action to take, which actions may include, but are not limited to, (1) notifying the affiliated company’s Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and cooperating fully with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interests of clients.
C. RECORDKEEPING
Records are maintained in accordance with Invesco’s Recordkeeping Policy.
Proxy Voting Records
The proxy voting statements and records will be maintained by the Proxy Manager on-site (or accessible via an electronic storage site of ISS) for the first two (2) years. Copies of the proxy voting statements and records will be maintained for an additional five (5) years by Invesco (or will be accessible via an electronic storage site of ISS). Clients may obtain information about how Invesco voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information to: Proxy Manager, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

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APPENDIX A
ACKNOWLEDGEMENT AND CERTIFICATION
     I acknowledge that I have read the Invesco Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the Invesco Chief Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.

Print Name

Date	Signature
I.1 Proxy Policy Appendix A
Acknowledgement and Certification

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Invesco Perpetual Policy on Corporate Governance and Stewardship

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Invesco Perpetual
Policy on Corporate Governance and Stewardship
Contents

Page	Section

01	1.	Introduction

01	2.	Scope

02	3.	Responsible voting

02	4.	Voting procedures

03	5.	Dialogue with companies

03	6.	Non-routine resolutions and other topics

04	7.	Evaluation of companies’ environmental, social and governance arrangements (ESG)

04	8.	Disclosure and reporting

05	9.	UK Stewardship Code

07		Appendix 1 — Voting on shares listed outside of the UK, Europe and the US

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Invesco Perpetual	01
Policy on Corporate Governance and Stewardship
1.	Introduction

Invesco Perpetual (IP), a business name of Invesco Asset Management Limited, has adopted a clear and considered policy towards its responsibility as a shareholder on behalf of all investors in portfolios managed by them. As part of this policy, IP will take steps to satisfy itself about the extent to which the companies in which it invests look after shareholder value in their companies and comply with local recommendations and practices, such as the UK Corporate Governance Code issued by the Financial Reporting Council and the U.S. Department of Labor Interpretive Bulletins.

IP has a responsibility to optimise returns to its clients. As a core part of the investment process, IP’s fund managers will endeavour to establish a dialogue with company management to promote company decision making that is in the best interests of shareholders, and is in accordance with good Corporate Governance principles.

Being a major shareholder in a company is more than simply expecting to benefit in its future earnings streams. In IP’s view, it is about helping to provide the capital a company needs to grow, about being actively involved in its strategy, when necessary, and helping to ensure that shareholder interests are always at the forefront of management’s thoughts.

IP primarily defines stewardship as representing the best interests of clients in its fiduciary role as a discretionary asset manager (not asset owner) and as an institutional shareholder, i.e. an organization which pools large sums of money and invest those sums in securities, real property and other investment assets. This is considered more appropriate than undertaking the stewardship of investee companies, which we believe should always remain the responsibility of the directors and executives of those companies. IP may at times seek to influence strategies of investee companies, where appropriate, on behalf of its clients, but IP will never seek to be involved in the day to day running of any investee companies.

IP considers that shareholder activism is fundamental to good Corporate Governance. Although this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met, with a view to protecting and enhancing value for our investors in our portfolios.

Engagement will also be proportionate and will reflect the size of holdings, length of holding period and liquidity of the underlying company shares. This is because in most of IP’s investment jurisdictions, the only effective remedy of last resort available to shareholders, other than liquidating their share ownership, is the removal of directors.
2.	Scope

The scope of this policy covers all portfolios that are managed by the IP investment teams located in Henley on Thames, United Kingdom and specifically excludes portfolios that are managed by other investment teams within the wider Invesco group that have their own voting, corporate governance and stewardship policies. As an example, within IP’s ICVC range the following funds are excluded: IP UK Enhanced Index, IP Hong Kong & China, IP Japanese Smaller Companies, IP Global Balanced Index, IP Global ex-UK Core Equity Index, IP Global ex-UK Enhanced Index and the IP Balanced Risk 6, 8 and 10 funds.

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Invesco Perpetual	02
Policy on Corporate Governance and Stewardship
3.	Responsible voting

One important means of putting shareholder responsibility into practice is via the exercising of voting rights. In deciding whether to vote, IP will take into account such factors as the likely impact of voting on management activity, and where expressed, the preference of clients in portfolios managed by them. As a result of these two factors, IP will tend to vote on all UK, European and US shares but to vote on a more selective basis on other shares. (See Appendix I - Voting on shares listed outside of the UK, Europe and the US).

IP considers that the voting rights attached to its clients’ investments should be actively managed with the same duty of care as that applied to all other aspects of asset administration. As such, voting rights will be exercised on an informed and independent basis, and will not simply be passed back to the company concerned for discretionary voting by the Chairman.

In voting for or against a proposal, IP will have in mind three objectives, as follows:
-	To protect the rights of its clients

-	To minimise the risk of financial or business impropriety within the companies in which its clients are invested, and

-	To protect the long-term value of its clients’ investments.
It is important to note that, when exercising voting rights, the third option of abstention can also be used as a means of expressing dissatisfaction, or lack of support, to a board on any particular issue. Additionally, in the event of a conflict of interest arising between IP and its clients over a specific issue, IP will either abstain or seek instruction from each client.

IP will actively exercise the voting rights represented by the shares it manages on behalf of its clients where it is granted the discretion to do so. In certain circumstances the discretion is retained by the client, where they wish to be responsible for applying their own right to vote.
Note: Share blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as the time around a shareholder meeting.
4.	Voting procedures

IP will endeavour to keep under regular review with trustees, depositaries, custodians and third party proxy voting services the practical arrangements for circulating company resolutions and notices of meetings and for exercising votes in accordance with standing or special instructions. Although IP’s proxy voting service will provide research and recommendations for each resolution, each fund manager will cast their vote independently considering their own research and dialogue with company management.

Proxy voting research and services are currently provided by Institutional Shareholder Services (ISS), part of the RiskMetrics Group.

IP will endeavour to review regularly any standing or special instructions on voting and where possible, discuss with company representatives any significant issues.

IP will take into account the implications of stock lending arrangements where this is relevant (that is, when stock is lent to the extent permitted by local regulations, the voting rights attaching to that stock pass to the borrower). However, IP does not currently enter into any stock lending arrangements as it believes the facility does not support active shareholder engagement.

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Invesco Perpetual	03
Policy on Corporate Governance and Stewardship
5.	Dialogue with companies

IP will endeavour, where practicable and in accordance with its investment approach, to enter into a dialogue with companies’ management based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about corporate governance where these may impact on the best interests of clients. In discussion with company boards and senior non-Executive Directors, IP will endeavour to cover any matters of particular relevance to investee company shareholder value.

Those people on the inside of a company, most obviously its executives, know their businesses much more intimately. Therefore, it is usually appropriate to leave strategic matters in their hands. However, if that strategy is not working, or alternatives need exploring, IP will seek to influence the direction of that company where practicable. In IP’s view, this is part of its responsibility to investors, where possible, in shaping strategy. Ultimately the business’ performance will have an impact on the returns generated by IP’s portfolios, whether it is in terms of share price performance or dividends, and IP wants to seek to ensure that the capital IP has invested on behalf of its clients is being used as effectively as possible. In the majority of cases IP is broadly in agreement with the direction of a company that it has invested in, as its initial decision to invest will have taken these factors into account. But these issues demand regular review, which can only be achieved through company meetings.

The building of this relationship facilitates frank and open discussion, and on-going interaction is an integral part of the fund manager’s role. The fact that IP has been a major shareholder in a number of companies for a long time, in particular within its domestic UK portfolios, reflects both the fact that IP’s original investments were based on a joint understanding of where the businesses were going and the ability of the companies’ management to execute that plan. Inevitably there are times when IP’s views diverge from those of the companies’ executives but, where possible, it attempts to work with companies towards a practical solution. However, IP believes that its status as part-owner of companies means that it has both the right and the responsibility to make its views known. The option of selling out of those businesses is always open, but normally IP prefers to push for change, even if this can be a slow process.

Specifically when considering resolutions put to shareholders, IP will pay attention to the companies’ compliance with the relevant local requirements. In addition, when analysing companies’ prospects for future profitability and hence returns to shareholders, IP will take many variables into account, including but not limited to, the following:
-	Nomination and audit committees

-	Remuneration committee and directors’ remuneration

-	Board balance and structure

-	Financial reporting principles

-	Internal control system and annual review of its effectiveness

-	Dividend and Capital Management policies

-	Socially Responsible Investing policies
6.	Non-routine resolutions and other topics

These will be considered on a case-by-case basis and where proposals are put to the vote will require proper explanation and justification by (in most instances) the Board. Examples of such proposals would be all political donations and any proposal made by a shareholder or body of shareholders (typically a pressure group).

Apart from the three fundamental voting objectives set out under ‘Responsible Voting’ above, considerations that IP might apply to non-routine proposals will include:
-	The degree to which the company’s stated position on the issue could affect its reputation and/ or sales, or leave it vulnerable to boycott or selective purchasing

-	Peer group response to the issue in question

-	Whether implementation would achieve the objectives sought in the proposal

-	Whether the matter is best left to the Board’s discretion.

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Invesco Perpetual	04
Policy on Corporate Governance and Stewardship
7.	Evaluation of companies’ environmental, social and governance arrangements

At IP, each fund manager is individually responsible for environmental, social and governance (ESG) matters, rather than utilising ESG professionals or an internal / external discrete team independent from the fund management process. ESG issues are deemed as an essential component of the fund manager’s overall investment responsibilities. Additionally, fund managers may call on the support of the IP Investment Management Operations team on any ESG matter.

As mentioned in Section 5, company meetings are an integral part of IP’s investment research approach and discussions at these meetings include all matters that might affect the share price, including ESG issues.

IP’s research is structured to give it a detailed understanding of a company’s key historical and future, long-term business drivers, such as demand for its products, pricing power, market share trends, cash flow and management strategy. This enables IP’s investment teams to form a holistic opinion of management strategy, the quality of the management, an opinion on a company’s competitive position, its strategic advantages/ disadvantages, and corporate governance arrangements, thus incorporating any inherent ESG issues.

IP will, when evaluating companies’governance arrangements, particularly those relating to board structure and composition, give due weight to all relevant factors brought to its attention.
8.	Disclosure and reporting

Although IP acknowledges initiatives of transparency, it is also very aware of its fiduciary duty and the interests of all investors in portfolios managed by them. As such, IP is very cognisant that disclosure of any meeting specific information may have a detrimental effect in its ability to manage its portfolios and ultimately would not be in the best interests of all clients. Primarily, this is for investor protection and to allow IP’s fund managers to manage their portfolios in the interests of all its clients.

Although IP does not report specific findings of company meetings for external use, it will seek to provide regular illustrations to demonstrate that active engagement is at the heart of its investment process.

For clients with individual mandates, (i.e. not invested in a fund), IP may discuss specific issues where it can share details of a client’s portfolio with that specific client. Occasionally, where IP has expressed strong views to management over matters of governance, those views have gained media attention, but IP will never seek to encourage such debates in the media.

On request from investors, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians provided that:
-	In IP’s view, it does not conflict with the best interests of other investors; and

-	It is understood that IP will not be held accountable for the expression of views within such voting instructions and

-	IP is not giving any assurance nor undertaking nor has any obligation to ensure that such instructions resulted in any votes actually being cast. Records of voting instructions within the immediate preceding three months will not normally be provided for activities within the funds managed by IP
Note:

The record of votes will reflect the voting instruction of the relevant fund manager. This may not be the same as votes actually cast as IP is entirely reliant on third parties complying promptly with such instructions to ensure that such votes are cast correctly. Accordingly, the provision of information relating to an instruction does not mean that a vote was actually cast, just that an instruction was given in accordance with a particular view taken.

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Invesco Perpetual	05
Policy on Corporate Governance and Stewardship
9.	The UK Stewardship Code

The UK Stewardship Code (the Code) issued by the Financial Reporting Council (FRC) aims to enhance the quality of engagement between institutional investors and companies to help improve long-term returns to shareholders and the efficient exercise of governance responsibilities. The Code sets out seven principles, which support good practice on engagement with UK investee companies and to which the FRC believes institutional investors should aspire. The Code is applied on a ‘comply or explain’ approach. IP sets out below how it complies with each principle or details why it chooses not to.
Principle 1
Institutional investors should publicly disclose their policy on how they will discharge their stewardship responsibilities.
IP complies with Principle 1 and publishes the Invesco Perpetual Policy on Corporate Governance and Stewardship, which sets out how it will discharge its stewardship responsibilities, on the ‘About us’ page on its website:

www.invescoperpetual.co.uk

The following is a summary:

IP primarily defines stewardship as representing the best interests of clients in its fiduciary role as a discretionary asset manager (not asset owner) and as an institutional shareholder, i.e. an organization which pools large sums of money and invest those sums in securities, and other investment assets. This is considered more appropriate than undertaking the stewardship of investee companies, which we believe should always remain the responsibility of the directors and executives of those companies. IP may at times seek to influence strategies of investee companies, where appropriate, on behalf of its clients, but IP will never seek to be involved in the day to day running of any investee companies. As a result, in the interests of the beneficiaries of the assets under its management, IP will engage with investee companies on strategy, share value performance, risk, capital structure, governance, culture, remuneration and other significant matters that may be subject to voting in a general meeting and of proportional interest in terms of value discovery in a business.
Principle 2
Institutional investors should have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.
IP complies with Principle 2 by meeting its regulatory requirement of having an effective Conflicts of Interest Policy. Any conflicts of interest arising through its stewardship of investee companies will be handled in accordance with that policy.

In respect of stewardship, IP anticipates the opportunity for conflicts arising would be limited, e.g. where it invests in a company that is also a broker (i.e. dealing) of, or client of IP.

This Invesco UK Conflicts of Interest Policy is available on request and covers potential conflicts of interest in relation to stewardship. The Conflicts of Interest Policy defines a conflict of interest as ‘a situation where there is a material risk of damage to the interests of a client arising because of the interests of Invesco and our clients differ and any client and those of another client differ.’ As UK Stewardship is carried out in our clients’ interests, there are limited opportunities for conflicts of interest arising and, where they do, these are managed appropriately.
Principle 3
Institutional investors should monitor their investee companies.
As an active shareholder, IP complies with Principle 3. Through its investment process, fund managers endeavour to establish on a proportionate basis, on-going dialogue with company management and this is likely to include regular meetings. In discussions with company boards and senior non-Executive Directors, IP will explore any concerns about corporate governance where these may impact on the best interests of clients, together with any other matters of particular value to shareholders.

Meeting company boards of investee companies is a core part of IP’s investment process and IP is committed to keeping records of all future key engagement activities. As part of the engagement process IP fund managers may choose to be made insiders (i.e. to be made privy to material, non-public information) to protect and/or enhance investor value. In such circumstances they will follow IP’s regulatory required policy and processes to mitigate against market abuse, principally by systematically blocking any trading in insider securities.

When casting votes on behalf of investors, IP keeps detailed records of all instructions given in good faith to third parties such as trustees, depositories and custodians. Although the rationale for voting in a particular manner is not automatically captured through the voting process, the individually responsible fund manager would be expected to be able to clearly articulate their decision whenever required.

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Invesco Perpetual	06
Policy on Corporate Governance and Stewardship
9.	The UK Stewardship Code
Principle 4
Institutional investors should establish clear guidelines on when and how they will escalate their activities as a method of protecting and enhancing shareholder value.
IP complies with Principle 4 with its fund managers managing corporate governance matters independently being a key part of their investment process to protect and add value on behalf investors. Initially any issues/concerns would be raised by its fund managers through IP’s process of on-going dialogue and company meetings. On occasions that a fund manager believes an issue is significant enough to be escalated, this will be done through IP’s Chief Investment Officer (CIO) and the IP Investment Management Operations team who will ensure the relevant internal resources are made available to support the fund manager in securing the most appropriate outcome for IP’s clients.
Principle 5
Institutional investors should be willing to act collectively with other investors where appropriate.
IP is supportive of collective engagement in cases where objectives between parties are mutually agreeable, there are no conflicts of interest and, as they pertain to the UK market, are not in breach of ‘concert party’ rules. Other shareholders can engage directly with the relevant fund manager or through an investment adviser. Alternatively, enquiries can be directed to any of the below:
-	Stuart Howard — Head of IP Investment Management Operations

-	Dan Baker — IP Investment Management Operations Manager

-	Charles Henderson — UK Equities Business Manager
Principle 6
Institutional investors should have a clear policy on voting and disclosure of voting activity.
As detailed in Section 3, IP is committed to voting on all the UK (together with European and US) stocks it holds for its underlying investors and where it has the full discretion to do so. Whilst comprehensive records of IP’s voting instructions are maintained, IP does not report specifically on its voting activity. Whilst being mindful of its fiduciary duty and the interest of all investors, IP believes that automatic public disclosure of its voting records may have a detrimental effect on its ability to manage its portfolios and ultimately would not be in the best interest of all clients.

On specific requests from clients, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians subject to limitations detailed in Section 8.

IP uses ISS to process its voting decisions and the ABI’s IVIS service for research for UK securities. Its instructions to ISS include a default instruction to vote with management, which is used only on the rare occasion when instructions are not successfully transmitted to ISS. IP will also consider the need to attend and vote at general meetings if issues prevent the casting of proxy votes within required time limits.

IP does not enter into stock lending arrangements which might impact the voting process.
Principle 7
Institutional investors should report periodically on their stewardship and voting activities.
IP complies with Principle 7 through a commitment to provide regular illustrations of its engagement activities and to respond to voting record requests from investors in its portfolios on an individual basis.

Although IP does not report specific findings of company meetings for external use, we will seek to provide illustrations to demonstrate that active engagement is at the heart of its investment process. On request from investors, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians subject to certain limitations outlined in Section 8. Although the rationale for its voting decision is not captured through the voting process, individual fund managers would be expected to articulate their decision whenever required.

IP currently does not obtain an independent opinion on its engagement and voting processes as it believes any value for its clients from such an opinion is outweighed by the costs of obtaining such an opinion. There is also no material demand from clients to provide such an independent assurance.

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Invesco Perpetual	07
Policy on Corporate Governance and Stewardship
Appendix 1
Voting on shares listed outside of the UK, Europe and the US
When deciding whether to exercise the voting rights attached to its clients’ shares listed outside of the UK, Europe and the US, IP will take into consideration a number of factors. These will include the:
-	Likely impact of voting on management activity, versus the cost to the client

-	Portfolio management restrictions (e.g. share blocking) that may result from voting

-	Preferences, where expressed, of clients
Generally, IP will vote on shares listed outside of the UK, Europe and the US by exception only, except where the client or local regulator expressly requires voting on all shares.
Note: Share blocking
Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

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Important information
As at 14 January 2013.
For more information on our funds, please refer to the most up to date relevant fund and share class-specific Key Investor Information Documents, the Supplementary Information Document, the ICVC ISA Key Features and Terms & Conditions, the latest Annual or Interim Short Reports and the latest Prospectus. This information is available using the contact details shown.
Telephone calls may be recorded.
The value of investments and any income will fluctuate (this may partly be the result of exchange rate fluctuations) and investors may not get back the full amount invested.
Where Invesco Perpetual has expressed views and opinions, these may change.
Invesco Perpetual is a business name of Invesco Asset Management Limited. Authorised and regulated by the Financial Services Authority.
Invesco Asset Management Limited
Registered in England 949417
Registered Office: 30 Finsbury Square, London, EC2A 1AG
51781/PDF/300113

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B6. Proxy Voting
Policy Number: B-6       Implementation Date: May 1, 2001       Effective Date: December 2011

1.	Purpose and Background
In its management of investment funds and separately managed portfolios (“SMP”), Invesco Canada Ltd. (“Invesco Canada”) must act in each investment fund and SMP’s best interest.
2.	Application
Invesco Canada must exercise all voting rights with respect to securities held in the accounts (“Accounts”) that it acts as investment fund manager and/or adviser including separately managed portfolios (“SMPs”), investment funds offered in Canada (“Canadian Funds”), investment funds registered under and governed by the US Investment Company Act of 1940, as amended, and to which Invesco Canada provides advisory services (the “US Funds”) but excluding Accounts (“Sub-Advised Accounts”) that are sub-advised to affiliated advisers (“Sub-Advisers”). Exceptions to the requirement to exercise all voting rights are outlined in the Invesco Canada Proxy Voting Guidelines (the “Guidelines”), as amended from time to time, a copy of which is attached to this policy. Proxies for Sub-Advised Accounts must be voted in accordance with the Sub-Adviser’s proxy voting policy, unless the sub-advisory agreement between the Sub-Adviser and Invesco Canada provides otherwise. Voting rights will not be exercised in accordance with this policy or the Sub-Adviser’s proxy policy if the investment management agreement between the client and Invesco Canada governing the SMP provides otherwise.
Invesco Canada’s portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Accounts. Portfolio managers must vote proxies in accordance with the Guidelines.
When a proxy is voted against the recommendation of the publicly traded company’s management, the portfolio manager or designate shall provide the reasons in writing to the proxy team within the Investment Operations and Support department (“Proxy Team”).
Invesco Canada may delegate to a third party the responsibility to vote proxies on behalf of all or certain Accounts, in accordance with the Guidelines.

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3.	Proxy Administration, Records Management and Data Retention
3.1	Proxy Administration
Invesco Canada has a dedicated Proxy Team. This team is responsible for managing all proxy voting materials. The Proxy Team ensures that all proxies and notices are received from all issuers on a timely basis and that all proxies are voted on a timely basis.
Proxy voting circulars for all companies are received electronically through an external service provider. Circulars for North American companies and ADRs are generally also received in paper format.
Once a circular is received, the Proxy Team verifies that all shares and Accounts affected are correctly listed. The Proxy Team then gives a copy of the proxy ballot to each affected portfolio manager and maintains a tracking list to ensure that all proxies are voted within the prescribed deadlines.
Once voting information has been received from the portfolio managers, voting instructions are sent electronically to the service provider who then forwards the instructions to the appropriate proxy voting agent or transfer agent.
3.2	Records Management and Data Retention
For all Accounts, Invesco Canada shall maintain a record of all proxies received, a record of votes cast (unless retained by an external proxy service provider) and a copy of the reasons for voting against management. In addition, for the US Funds Invesco Canada will maintain a copy of any document created by Invesco Canada that was material to making a decision on how to vote proxies on behalf of a US Fund and that memorializes the basis of that decision.
The external proxy service provider retains, on behalf of Invesco Canada, electronic records of the votes cast and shall provide Invesco Canada with a copy of proxy records promptly upon request. The service provider must make all documents available to Invesco Canada for a period of 7 years.
All documents shall be maintained and preserved in an easily accessible place i) for a period of 2 years where Invesco Canada carries on business in Canada and ii) for a period of 5 years thereafter at the same location or at any other location.
4.	Reporting
The Global Investments Director (or designate) must report on proxy voting to the Compliance Committees of the Invesco Canada Fund Advisory Board and the Boards of Directors of Invesco Canada Fund Inc. and Invesco Canada Corporate Class Inc. (collectively, the “Board Compliance Committees”) on an annual basis with respect to all Canadian Funds and investment funds managed by Invesco Canada that are Sub-Advised

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Accounts. The Global Investments Director (or designate) shall report on proxy voting to the Board of Directors of the US Funds as required from time to time.
In accordance with National Instrument 81-106 – Investment Fund Continuous Disclosure (“NI 81-106”), proxy voting records for all Canadian mutual funds must be prepared annually (for the period ended June 30) and must be posted on Invesco Canada’s website no later than August 31st of each year.
The Invesco Canada Compliance department (“Compliance”) shall review a sample of the proxy voting records posted on Invesco Canada’s website on an annual basis to confirm that the records are posted by the August 31st deadline under NI 81-106. A summary of the review must be maintained and preserved by Compliance in an easily accessible place i) for a period of 2 years where Invesco Canada carries on business in Canada and ii) for a period of 5 years thereafter at the same location or at any other location.

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INVESCO CANADA
PROXY VOTING GUIDELINES
Purpose
The purpose of this document is to describe Invesco Canada’s general guidelines for voting proxies received from companies held in the accounts (“Accounts”) for which it acts as investment fund manager and/or adviser including separately managed portfolios (“SMPs”), investment funds offered in Canada (“Canadian Funds”) and investment funds registered under and governed by the US Investment Company Act of 1940, as amended, and to which Invesco Canada provides advisory services (the “US Funds”) but excluding Accounts (“Sub-Advised Accounts”) that are sub-advised by affiliated or third party advisers (“Sub-Advisers”). Proxies for Sub-Advised Accounts will be voted in accordance with the Sub-Adviser’s policy, unless the sub-advisory agreement provides otherwise. Voting rights will not be exercised in accordance with this policy or the Sub-Adviser’s proxy policy if the investment management agreement between the client and Invesco Canada governing the SMP provides otherwise.
As part of its due diligence, Compliance will review the proxy voting policies & procedures of any new sub-advisors to ensure that they are appropriate in the circumstances.
Introduction
Invesco Canada has a fiduciary obligation to act in the best long-term economic interest of the Accounts when voting proxies of portfolio companies.
The default is to vote with the recommendation of the publicly traded company’s management.
As a general rule, Invesco Canada shall vote against any actions that would:
•	reduce the rights or options of shareholders,

•	reduce shareholder influence over the board of directors and management,

•	reduce the alignment of interests between management and shareholders, or

•	reduce the value of shareholders’ investments.
At the same time, since Invesco Canada’s Canadian-based portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which they invest, and will accord proper weight to the

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recommendations of company management. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of company management.
While Invesco Canada’s proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.
These guidelines may be amended from time to time.
Situations in which Voting Rights Proxies Will Not Be Exercised
Voting rights will not be exercised in situations where the securities have been sold subsequent to record date, administrative issues prevent voting or (where Invesco Canada sub-advises an Account for an unaffiliated third-party) securities to be voted have been loaned by the Manager.
Conflicts of Interest
When voting proxies, Invesco Canada’s portfolio managers assess whether there are material conflicts of interest between Invesco Canada’s interests and those of the Account. A potential conflict of interest situation may include where Invesco Canada or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm Invesco Canada’s relationship with the company. In all situations, the portfolio managers will not take Invesco Canada’s relationship with the company into account, and will vote the proxies in the best interest of the Account. To the extent that a portfolio manager has any personal conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue. Portfolio managers are required to report in writing to the relevant Investment Head any such conflicts of interest and/or attempts by outside parties to improperly influence the voting process. If the portfolio manager in question is an Investment Head, such conflicts of interest and/or attempts by outside parties to improperly influence the voting process shall be presented in writing to the Investment Leadership Team (“ILT”). The Global Investments Director (or designate) will report any conflicts of interest to the Invesco Canada Investment Compliance Committee and the Independent Review Committee on an annual basis.
I.	BOARDS OF DIRECTORS
We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company’s home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.

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Voting on Director Nominees in Uncontested Elections
Votes in an uncontested election of directors are evaluated on a case-by-case basis, considering factors that may include:
•	Long-term financial company performance relative to a market index,

•	Composition of the board and key board committees,

•	Nominee’s attendance at board meetings,

•	Nominee’s time commitments as a result of serving on other company boards,

•	Nominee’s stock ownership position in the company,

•	Whether the chairman is also serving as CEO, and

•	Whether a retired CEO sits on the board.
Voting on Director Nominees in Contested Elections
Votes in a contested election of directors are evaluated on a case-by-case basis, considering factors that may include:
•	Long-term financial performance of the company relative to its industry,

•	Management’s track record,

•	Background to the proxy contest,

•	Qualifications of director nominees (both slates),

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

•	Stock ownership positions in the company.
Majority Threshold Voting for Director Elections
We will generally vote for proposals that require directors to be elected with an affirmative majority of votes cast unless the relevant portfolio manager believes that the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard.

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Separating Chairman and CEO
Shareholder proposals to separate the chairman and CEO positions should be evaluated on a case-by-case basis.
While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:
•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;

•	Majority of independent directors;

•	All-independent key committees;

•	Committee chairpersons nominated by the independent directors;

•	CEO performance is reviewed annually by a committee of independent directors; and

•	Established governance guidelines.
Majority of Independent Directors
While we generally support proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.
We generally vote for proposals that request that the board’s audit, compensation, and/or nominating committees be composed exclusively of independent directors.
Stock Ownership Requirements
We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.
We generally vote for proposals that require a certain percentage of a director’s compensation to be in the form of common stock.
Size of Boards of Directors
We believe that the number of directors is important to ensuring the board’s effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it

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to adequately discharge its responsibilities, without being so large that it becomes cumbersome.
While we will prefer a board of no fewer than 5 and no more than 16 members, each situation will be considered on a case-by-case basis taking into consideration the specific company circumstances.
Classified or Staggered Boards
In a classified or staggered board, directors are typically elected in two or more “classes”, serving terms greater than one year.
We prefer the annual election of all directors and will generally not support proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a case-by-case basis.
Director Indemnification and Liability Protection
We recognize that many individuals may be reluctant to serve as corporate directors if they are personally liable for all lawsuits and legal costs. As a result, limitations on directors’ liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.
We generally vote for proposals that limit directors’ liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the company and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.
II.	AUDITORS
A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.
Ratification of Auditors
We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.
We generally vote for the reappointment of the company’s auditors unless:
•	It is not clear that the auditors will be able to fulfill their function;

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•	There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises their independence.
Disclosure of Audit vs. Non-Audit Fees
Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.
There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally support proposals that call for this disclosure.
III.	COMPENSATION PROGRAMS
Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers, employees and directors and is reasonable on the whole.
While we generally encourage companies to provide more transparent disclosure related to their compensation programs, the following are specific guidelines dealing with some of the more common features of these programs (features not specifically itemized below will be considered on a case-by-case basis taking into consideration the general principles described above):
Cash Compensation and Severance Packages
We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.
Executive Compensation (“say on pay”)
Proposals requesting that companies subject each year’s compensation record to a non binding advisory shareholder vote, or so-called “say on pay” proposals will be evaluated on a case-by-case basis.

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Equity Based Plans — Dilution
Equity compensation plans can increase the number of shares of a company and therefore dilute the value of existing shares. While such plans can be an effective compensation tool in moderation, they can be a concern to shareholders and their cost needs to be closely watched. We assess proposed equity compensation plans on a case-by-case basis.
Employee Stock Purchase Plans
We will generally vote for the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a case-by-case basis.
Loans to Employees
We will vote against the corporation making loans to employees to allow employees to pay for stock or stock options. It is recognized that country specific circumstances may exist that require proposals to be reviewed on a case-by-case basis.
Stock Option Plans – Board Discretion
We will vote against stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.
Stock Option Plans – Inappropriate Features
We will generally vote against plans that have any of the following structural features:
•	ability to re-price “underwater” options without shareholder approval,

•	ability to issue options with an exercise price below the stock’s current market price,

•	ability to issue “reload” options, or

•	automatic share replenishment (“evergreen”) features.
Stock Option Plans – Director Eligibility
While we prefer stock ownership by directors, we will support stock option plans for directors as long as the terms and conditions of director options are clearly defined

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Stock Option Plans — Repricing
We will vote for proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.
Stock Option Plans — Vesting
We will vote against stock option plans that are 100% vested when granted.
Stock Option Plans – Authorized Allocations
We will generally vote against stock option plans that authorize allocation of 25% or more of the available options to any one individual.
Stock Option Plans – Change in Control Provisions
We will vote against stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.
IV.	CORPORATE MATTERS
We will review proposals relating to changes to capital structure and restructuring on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.
Common Stock Authorization
We will review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.
Dual Class Share Structures
Dual class share structures involve a second class of common stock with either superior or inferior voting rights to those of another class of stock.
We will generally vote against proposals to create or extend dual class share structures where classes have different voting rights.
Stock Splits
We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.

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Reverse Stock Splits
We will vote for proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.
Share Repurchase Programs
We will vote against proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.
Reincorporation
Reincorporation involves re-establishing the company in a different legal jurisdiction.
We will generally vote for proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will generally not be supported if solely as part of an anti-takeover defense or as a way to limit directors’ liability.
Mergers & Acquisitions
We will vote for merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:
•	will result in financial and operating benefits,

•	have a fair offer price,

•	have favourable prospects for the combined companies, and

•	will not have a negative impact on corporate governance or shareholder rights.
V.	SOCIAL RESPONSIBILITY
We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, and creditors, among others.
We believe that companies and their boards must give careful consideration to social responsibility issues in order to enhance long-term shareholder value.
We support efforts by companies to develop policies and practices that consider social responsibility issues related to their businesses.

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VI.	SHAREHOLDER PROPOSALS
Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence. As a result, shareholder proposals will be reviewed on a case-by-case basis with consideration of factors such as:
•	the proposal’s impact on the company’s short-term and long-term share value,

•	its effect on the company’s reputation,

•	the economic effect of the proposal,

•	industry and regional norms in which the company operates,

•	the company’s overall corporate governance provisions, and

•	the reasonableness of the request.
We will generally support shareholder proposals that require additional disclosure regarding corporate responsibility issues where the relevant portfolio manager believes:
•	the company has failed to adequately address these issues with shareholders,

•	there is information to suggest that a company follows procedures that are not in compliance with applicable regulations, or

•	the company fails to provide a level of disclosure that is comparable to industry peers or generally accepted standards.
We will generally not support shareholder proposals that place arbitrary or artificial constraints on the board, management or the company.
Ordinary Business Practices
We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.
Protection of Shareholder Rights
We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.

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Barriers to Shareholder Action
We will generally vote for proposals to lower barriers to shareholder action.
Shareholder Rights Plans
We will generally vote for proposals to subject shareholder rights plans to a shareholder vote.
VII.	OTHER
We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.
We will vote against any proposals to authorize the company to conduct any other business that is not described in the proxy statement (including the authority to approve any further amendments to an otherwise approved resolution).
Reimbursement of Proxy Solicitation Expenses
Decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

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Voting Rights Policy
This document sets out the high level Proxy Voting policy of Invesco Asset Management GmbH and Invesco Kapitalanlagegesellschaft mbH. The principles within this policy are followed by both Invesco Asset Management GmbH and Invesco Kapitalanlagegesellschaft mbH or to any of its delegates as applicable
Introduction:
Invesco Asset Management GmbH and Invesco Kapitalanlagegesellschaft mbH is committed to the fair and equitable treatment of all its clients. As such Invesco Asset Management GmbH and Invesco Kapitalanlagegesellschaft mbH has put in place procedures to ensure that voting rights attached to securities within a UCITS for which it is the Management Company are exercised where appropriate and in the best interests of the individual UCITS itself. Where Invesco Asset Management GmbH and Invesco Kapitalanlagegesellschaft mbH delegates the activity of Investment Management it will ensure that the delegate has in place policies and procedures consistent with the principles of this policy.
Outline of Voting Rights Process:
Voting opportunities which exist in relation to securities within each individual UCITS are monitored on an ongoing basis in order to ensure that advantage can be taken of any opportunity that arises to benefit the individual UCITS.
It is has been identified that a voting opportunity exist, an investment decisions is taken whether or not the opportunity to vote should be exercised and, if relevant, the voting decision to be taken. Considerations which are taken into account include:
–	the cost of participating in the vote relative to the potential benefit to the UCITS

–	the impact of participation in a vote on the liquidity of the securities creating the voting opportunity due to the fact that some jurisdictions will require that the securities are not sold for a period if they are the subject of a vote.

–	Other factors as deemed appropriate by the Investment Manager in relation to the investment objectives and policy of the individual UCITS.
It may be the case that an investment decision is taken not to participate in a vote. Such decisions can be equally appropriate due to the considerations applied by the investment team to determine the relative benefit to the individual UCITS, based on criteria such as fund size, investment objective, policy and investment strategy applicable.

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Information on Voting Activity:
Further information on votes which were available to individual UCITS and actions taken are available to unitholders free of charge and by request to the UCITS Management Company.
Conflicts of Interest:
(name of management company) has a Conflict of Interest Policy which outlines the principles for avoiding, and where not possible, managing conflicts of interest. At no time will Invesco use shareholding powers in respect of individual UCITS to advance its own commercial interests, to pursue a social or political cause that is unrelated to a UCITS economic interests, or to favour another UCITS or client or other relationship to the detriment of others. This policy is available, free of cost, from the (name of Management Company.)

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Invesco Hong Kong Limited
PROXY VOTING POLICY
1 February 2010

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Introduction	2

1. Guiding Principles	3

2. Proxy Voting Authority	4

3. Key Proxy Voting Issues	6

4. Internal Administration and Decision-Making Process	8

5. Client Reporting	10

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INTRODUCTION

This policy sets out Invesco’s approach to proxy voting in the context of our broader portfolio management and client service responsibilities. It applies to Asia related equity portfolios managed by Invesco on behalf of individually-managed clients and pooled fund clients
Invesco’s proxy voting policy is expected to evolve over time to cater for changing circumstances or unforeseen events.

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1. GUIDING PRINCIPLES

1.1	Invesco recognises its fiduciary obligation to act in the best interests of all clients, be they retirement scheme trustees, institutional clients, unitholders in pooled investment vehicles or personal investors. The application of due care and skill in exercising shareholder responsibilities is a key aspect of this fiduciary obligation.

1.2	The sole objective of Invesco’s proxy voting policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients’ investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients’ economic interests, or to favour a particular client or other relationship to the detriment of others.

1.3	Invesco also recognises the broader chain of accountability that exists in the proper governance of corporations, and the extent and limitations of the shareholder’s role in that process. In particular, it is recognised that company management should ordinarily be presumed to be best placed to conduct the commercial affairs of the enterprise concerned, with prime accountability to the enterprise’s Board of Directors which is in turn accountable to shareholders and to external regulators and exchanges. The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.

1.4	The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is of itself unlikely to promote the maximum economic performance of companies, or to cater for circumstances in which non-compliance with a checklist is appropriate or unavoidable.

1.5	Invesco considers that proxy voting rights are an asset which should be managed with the same care as any other asset managed on behalf of its clients.

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2. PROXY VOTING AUTHORITY

2.1	An important dimension of Invesco’s approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.

2.2	An initial issue to consider in framing a proxy voting policy is the question of where discretion to exercise voting power should rest — with Invesco as the investment manager, or with each individual client? Under the first alternative, Invesco’s role would be both to make voting decisions on clients’ behalf and to implement those decisions. Under the second alternative, Invesco would either have no role to play, or its role would be limited solely to implementing voting decisions under instructions from our clients.

2.3	In addressing this issue, it is necessary to distinguish the different legal structures and fiduciary relationships which exist as between individually-managed clients, who hold investments directly on their own accounts, and pooled fund clients, whose investments are held indirectly under a trust structure.

2.4	Individually-Managed Clients

2.4.1	As a matter of general policy, Invesco believes that unless a client’s mandate gives specific instructions to the contrary, discretion to exercise votes should normally rest with the investment manager, provided that the discretion is always exercised in the client’s interests alone.

2.4.2	The reason for this position is that Invesco believes that, with its dedicated research resources and ongoing monitoring of companies, an investment manager is usually better placed to identify issues upon which a vote is necessary or desirable. We believe it is also more practical that voting discretion rests with the party that has the authority to buy and sell shares, which is essentially what investment managers have been engaged to do on behalf of their clients.

2.4.3	In cases where voting authority is delegated by an individually-managed client, Invesco recognises its responsibility to be accountable for the decisions it makes. If a client requires, an appropriate reporting mechanism will be put in place.

2.4.4	While it is envisaged that the above arrangements will be acceptable in the majority of cases, it is recognised that some individually-managed clients will wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers. In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations which have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilise a master custody arrangement may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio.

2.4.5	In any event, whatever decision is taken as to where voting authority should lie, Invesco believes that the matter should be explicitly covered by the terms of the investment management agreement and clearly understood by the respective parties.

2.4.6	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for individually-managed clients:

PROXY VOTING AUTHORITY
Individually-Managed Clients

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Unless an individually-managed client wishes to retain proxy voting authority, Invesco will assume proxy voting authority by way of delegation from the client, provided that the allocation of proxy voting responsibility is clearly set out in the investment management agreement.
In the case of clients who wish to place special conditions on the delegation of proxy voting powers, Invesco will endeavour to accommodate those clients’ requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.
2.5	Pooled Fund Clients

2.5.1	The legal relationship between an investment manager and its pooled fund clients is different in a number of important respects from that applying to individually-managed clients. These differences have a bearing on how proxy voting authority is exercised on behalf of pooled fund clients.

2.5.2	These legal relationships essentially mean that the manager is required to act solely in the collective interests of unitholders at large rather than as a direct agent or delegate of each unitholder. On the issue of proxy voting, as with all other aspects of our client relationships, Invesco will naturally continue to be receptive to any views and concerns raised by its pooled fund clients. However, the legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.

2.5.3	As in the case of individually-managed clients who delegate their proxy voting authority, Invesco’s accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager’s broader client relationship and reporting responsibilities.

2.5.4	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for pooled fund clients:

PROXY VOTING AUTHORITY
Pooled Fund Clients
In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unitholders in the pooled fund as a whole.
Invesco cannot accept instructions from individual unitholders as to the exercise of proxy voting authority in a particular instance.

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3. KEY PROXY VOTING ISSUES

3.1	This section outlines Invesco’s intended approach in cases where proxy voting authority is being exercised on clients’ behalf.

3.2	Invesco will vote on all material issues at all company meetings where it has the voting authority and responsibility to do so. We will not announce our voting intentions and the reasons behind them.

3.3	Invesco applies two underlying principles. First, our interpretation of ‘material voting issues’ is confined to those issues which affect the value of shares we hold on behalf of clients and the rights of shareholders to an equal voice in influencing the affairs of companies in proportion to their shareholdings. We do not consider it appropriate to use shareholder powers for reasons other than the pursuit of these economic interests. Second, we believe that a critical factor in the development of an optimal corporate governance policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ portfolios through investment performance and client service.

3.4	In order to expand upon these principles, Invesco believes it is necessary to consider the role of proxy voting policy in the context of broader portfolio management and administrative issues which apply to our investment management business as a whole. These are discussed as follows.

3.5	Portfolio Management Issues — Active Equity Portfolios

3.5.1	While recognising in general terms that issues concerning corporate governance practices can have a significant bearing on the financial performance of companies, the primary criterion for the selection and retention of a particular stock in active equity portfolios remains our judgment that the stock will deliver superior investment performance for our clients, based on our investment themes and market analysis.

3.5.2	In view of these dynamics, Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco’s approach to corporate governance is to encourage a culture of performance among the companies in which we manage investments in order to add value to our clients’ portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

3.5.3	Nevertheless, Invesco has identified a limited range of issues upon which it will always exercise proxy voting authority — either to register disapproval of management proposals or to demonstrate support for company initiatives through positive use of voting powers. These issues are outlined as follows:

KEY VOTING ISSUES
Major Corporate Proposals
Invesco will always vote on the following issues arising in company General Meetings where it has the authority to do so on behalf of clients.
ä	contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);

ä	approval of changes of substantial shareholdings;

ä	mergers or schemes of arrangement; and

ä	approval of major asset sales or purchases.
As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments, unless balanced by reasonable increase in net worth of the shareholding.

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Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.
Invesco’s approach to significant proxy voting issues which fall outside these areas will be addressed on their merits.
3.6	Administrative Issues

3.6.1	In addition to the portfolio management issues outlined above, Invesco’s proxy voting policy also takes account of administrative and cost implications, together with the size of our holdings as compared to the issue size, involved in the exercise of proxy voting authority on our clients’ behalf.

3.6.2	There are practical constraints to the implementation of proxy voting decisions. Proxy voting is a highly seasonal activity, with most company Annual General Meetings being collapsed into a few months, with short deadlines for the distribution and return of notice papers, multiple resolutions from multiple companies being considered simultaneously, and under a legal system which is essentially dependent upon paper-based communication and record-keeping.

3.6.3	In addition, for investment managers such as Invesco who do not invest as principals and who consequently do not appear directly on the share registers of companies, all of these communications are channelled through external custodians, among whom there is in turn a considerable variation in the nature and quality of systems to deal with the flow of information.

3.6.4	While Invesco has the systems in place to efficiently implement proxy voting decisions when required, it can be seen that administrative and cost considerations by necessity play an important role in the application of a responsible proxy voting policy. This is particularly so bearing in mind the extremely limited time period within which voting decisions must often be made and implemented (which can in practice be as little as a few days). This factor also explains why Invesco resists any suggestion that there should be compulsory proxy voting on all issues, as in our view this would only increase the costs to be borne by our clients with very little practical improvement in corporate performance in most cases.

3.6.5	These administrative constraints are further highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company — eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases, we will be in favour of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, the actual casting of a “yes” vote on all such resolutions in our view would entail an unreasonable administrative workload and cost.

3.6.6	Accordingly, Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ investments through portfolio management and client service. The policies outlined below have been prepared on this basis.

KEY PROXY VOTING ISSUES
Administrative Constraints
In view of the administrative constraints and costs involved in the exercise of proxy voting powers, Invesco may (depending on circumstances) not exercise its voting right unless its clients’ portfolios in aggregate represent a significant proportion of the shareholdings of the company in question.
A significant proportion in this context means 5% or more of the market capitalisation of the company.

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4. INTERNAL ADMINISTRATION & DECISION-MAKING PROCESS

4.1	The following diagram illustrates the procedures adopted by Invesco for the administration of proxy voting:
4.2	As shown by the diagram, a central administrative role is performed by our Corporate Action Team, located within the Client Administration section. The initial role of the Corporate Action Team is to receive company notice papers via the range of custodians who hold shares on behalf of our clients, to ascertain which client portfolios hold the stock, and to initiate the decision-making process by distributing the company notice papers to the Primary Investment Manager responsible for the company in question.

4.3	A voting decision on each company resolution (whether a yes or no vote, or a recommended abstention) is made by the Primary Investment Manager responsible for the company in question. Invesco believes that this approach is preferable to the appointment of a committee with responsibility for handling voting issues across all companies, as it takes advantage of the expertise of individuals whose professional lives are occupied by analysing particular companies and sectors, and who are familiar with the issues facing particular companies through their regular company visits.

4.4	Moreover, the Primary Equity Manager has overall responsibility for the relevant market and this ensures that similar issues which arise in different companies are handled in a consistent way across the relevant market.

4.5	The voting decision is then documented and passed back to the Corporate Action Team, who issue the voting instructions to each custodian in advance of the closing date for receipt of proxies by the company. At the same time, the Corporate Action Team logs all proxy voting activities for record keeping or client reporting purposes.

4.6	A key task in administering the overall process is the capture and dissemination of data from companies and custodians within a time frame that makes exercising votes feasible in practice. This applies particularly during the company Annual General Meeting “season”, when there are typically a large number of proxy voting issues under consideration simultaneously. Invesco has no control over the former dependency and Invesco’s ability to influence a custodian’s service levels are limited in the case of individually-managed clients, where the custodian is answerable to the client.

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4.7	The following policy commitments are implicit in these administrative and decision-making processes:

INTERNAL ADMINISTRATION AND DECISION-MAKING PROCESS
Invesco will consider all resolutions put forward in the Annual General Meetings or other decision-making forums of all companies in which investments are held on behalf of clients, where it has the authority to exercise voting powers. This consideration will occur in the context of our policy on Key Voting Issues outlined in Section 3.
The voting decision will be made by the Primary Investment Manager responsible for the market in question.
A written record will be kept of the voting decision in each case, and in case of an opposing vote, the reason/comment for the decision.
Voting instructions will be issued to custodians as far as practicable in advance of the deadline for receipt of proxies by the company. Invesco will monitor the efficiency with which custodians implement voting instructions on clients’ behalf.
Invesco’s ability to exercise proxy voting authority is dependent on timely receipt of notification from the relevant custodians.

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5. CLIENT REPORTING

5.1	Invesco will keep records of its proxy voting activities.

5.2	Upon client request, Invesco will regularly report back to the client on proxy voting activities for investments owned by the client.

5.2	The following points summarise Invesco’s policy commitments on the reporting of proxy voting activities to clients (other than in cases where specific forms of client reporting are specified in the client’s mandate):

CLIENT REPORTING
Where proxy voting authority is being exercised on a client’s behalf, a statistical summary of voting activity will be provided on request as part of the client’s regular quarterly report.
Invesco will provide more detailed information on particular proxy voting issues in response to requests from clients wherever possible.

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Guidelines on Exercising Shareholder Voting Rights and
Policies for Deciding on the Exercise of Shareholder Voting Rights
Invesco Asset Management (Japan) Limited
Enforcement Date: July 5, 2010
Revision Date: April 20, 2011
Authority to Amend or Abolish: Shareholders’ Voting Committee

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Record of Amendments

Date	Content
April 20, 2011	Revision associated with review of proxy voting guideline

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Guidelines on Exercising of Shareholder Voting Rights and
Policy Decision Making Criteria
(Japanese Equities)
Policy and Objectives of Exercising Shareholder Voting Rights
Our company is cognizant of the importance of corporate governance, and exercises votes with the sole objective of maximizing the long term interests of trustors (investors) and beneficiaries, pursuant to our fiduciary duty as a trustee to the trustors (investors) and the beneficiaries. We will not conduct any voting with an objective of own interest or that of any third party other than the trustors (investors) or beneficiaries. The interests of trustors (investors) and beneficiaries means the increasing of corporate value or the increasing of the economic interests of shareholders or the preventing of damage thereto.
Significance of Guidelines on Exercising Shareholder Voting Rights
Our company has determined the Guidelines on Exercising of Shareholder Voting Rights in accordance with our policy on exercising the voting rights of shareholders, for the purpose of exercising votes in an appropriate manner, and will closely examine each proposal and determine the response pursuant to these Guidelines.
Guidelines on Exercising Shareholder Voting Rights
1.	Procedural Proposal
(1) Financial Statements, Business Reports and Auditors Reports
•	In principle we will vote in favor of a proposal requesting approval of the financial statements, business reports and auditor reports, except in the following circumstances:
-	Concerns exist about the settlement or auditing procedures; or

-	The relevant company has not answered shareholders’ questions concerning matters that should be disclosed.
(2) Allocation of Earned Surplus and Dividends
•	A decision regarding a proposal requesting approval of the allocation of earned surplus and dividends will be made in consideration of, inter alia, the financial condition and the business performance of the relevant company as well as the economic interests of shareholders.
2. Election of Directors
A decision regarding a proposal in connection with electing a director will be made in consideration of, inter alia, the independence, suitability and existence or absence of any antisocial activities in

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the past on the part of a candidate for director. In the event that a candidate for director is a reelection candidate, we will decide in consideration, inter alia, of the director candidate’s engagement in corporate governance, accountability, the business performance of the company, and the existence or absence of any antisocial act by the company during his or her term in the office.
Definition of the independence:
A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.
(1)	Independence
•	In principle we will vote in favor of a proposal to elect an external director, however, we will oppose a candidate for an external director who is perceived to have an interest in the relevant company.

•	In principle we will oppose a candidate for an external director who does not have independence in the case of a committees organized company, except where the majority of the board are independent.

•	Listed parent and subsidiary
If the relevant company has a listed parent and does not have at least one external director who is independent from the relevant company, we shall in principle oppose the candidates for directors of that company.
(2) Suitability
•	In principle we shall oppose a director candidate in the following case:
-	An attendance rate of less than 75 percent at meetings of the board of directors.
(3) Accountability
•	In the following circumstances we will consider opposing a candidate for reelection as a director:
-	If the relevant company has a problematic system as set forth bellow and if business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid or they were inferior when compared to others in the same industry.

-	If a takeover defense strategy is introduced, that has not been approved by a resolution of a general meeting of shareholders.
(4) Business Performance of the Company
•	We will consider opposing a candidate for reelection as a director in the event that business

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performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid.
•	We will consider opposing a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate was inferior when compared to others in the same industry.
(5) Antisocial Activities on the Part of the Company
•	In principle we will oppose a candidate for reelection as a director in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to of shareholder value.

•	In principle we will consider opposing a candidate for reelection as a director in the event that during the term in office of the candidate window dressing or inappropriate accounting practices occurred on the part of the relevant company.
(6) Other
•	In principle we will oppose a candidate for director in the event that information concerning the relevant candidate has not been sufficiently disclosed.
3. Amendment of the Composition of the Board of Directors and the Required Qualification of Directors
(1) Amendment of the Number of Directors or Composition of the Board of Directors
•	A decision regarding a proposal concerning amendment of the number of directors or the composition of the board of directors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.
(2) Amendment of Required Qualifications of Directors, Their Terms of Office and Scope of Responsibilities
•	A decision regarding a proposal concerning amendment of the required qualifications of directors, their terms of office or scope of liabilities will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.

•	In principle we will oppose a proposal requesting retention of a certain number of a company’s own shares as a condition of installation or continuation in office of a director.
•	In principle we will oppose a proposal to restrict a term in office of a director.

•	In principle we will oppose a proposal to institute a normal retirement age of directors.

•	In principle we will oppose a proposal to reduce the liabilities of a director from liability in connection with financial damage as a result of a violation of the fiduciary duties.

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(3) Amendment of the Procedural Method for Election of Directors
•	A decision regarding a proposal concerning amendment of the procedural method of electing directors will be made by making a comparison with the existing situation and considering, inter alia, the reasonability of the amendment.
4. Election of Statutory Auditors
A decision regarding a proposal concerning the election of statutory auditors will be made by considering, inter alia, the independence and the suitability of the candidate for statutory auditor.
Definition of the independence:
A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for statutory auditor other than that of being selected as a statutory auditor.
(1) Independence
•	In principle we will oppose a candidate for an external statutory auditor if the candidate does not have independence.
(2)	Suitability
•	In principle we shall oppose a statutory auditor candidate in the following case:
-	An attendance rate of less than 75 percent at meetings of the board of directors or meetings of the board of auditors
(3)	Accountability
•	In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that significant concerns exist in an audit report that has been submitted or audit proceedings.
(4)	Antisocial Activities on the Part of the Company
•	In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to shareholder value.
•	In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that during the term in office of the candidate window dressing or inappropriate accounting practices occurred on the part of the relevant company.

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5. Election of Accounting Auditors
We will decide on proposals concerning the election of an accounting auditor by considering, inter alia, the suitability of the candidate for accounting auditor, and the level of audit fees.
•	In principle we will oppose a candidate for accounting auditor in the event that the accounting auditor can be determined to have expressed an opinion that is not accurate concerning the financial condition of the relevant company.
•	In principle we will oppose in the event that a contract for non-auditing work exists between the accounting auditor and the relevant company, and it is determined that the non-auditing work can be found to present a conflict of interest with the auditing work.
•	In principle we will oppose a candidate for accounting auditor in the event that an excessive auditing fee is paid.
•	In principle we will oppose a proposal requesting a change of accounting auditor in the event that the reason for the change can be determined to be a result of a difference in interpretation between the accounting auditor and the relevant company regarding accounting policy.
6. Compensation of Directors, Statutory Auditors, Officers and Employees
(1) Compensation (including bonus)
•	A decision regarding a proposal concerning compensation will be made in consideration of, inter alia, the levels of compensation, the business performance of the company, and the reasonability of the framework.
•	In principle we will vote in favor of a proposal to obtain approval of compensation, except in the following cases:
-	A negative correlation appears to exist between the business performance of the company and compensation
-	A compensation framework or practice exists which presents an issue
•	In principle we will oppose a proposal to pay compensation only by granting shares.
(2)	Stock Option Plan
•	A proposal to introduce or amend a stock option plan will be decided in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, as well as the level of compensation, the scope of implementation, and the reasonability of the plan.
•	In principle we will oppose a proposal to reduce the exercise price of a stock option plan.
•	In principle we will vote in favor of a proposal to request that an amendment of the exercise price of a stock option plan be made a matter for approval by the shareholders.

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(3) Stock Purchase Plan
•	A decision regarding a proposal requesting the introduction or amendment of a stock purchase plan will be made in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, the scope of implementation, and the reasonability of the plan.
(4) Retirement Bonus of Directors or Statutory Auditors
A decision regarding a proposal in connection with awarding a retirement bonus to a director or a statutory auditor will be made in consideration of, inter alia, the extent of the persons who are to be recipients, the existence or absence of antisocial activities in the past on the part of the prospective recipients, the business performance of the company, and the existence or absence of antisocial activities on the part of the company.
•	In principle we will vote in favor of a proposal to pay a retirement bonus of a director or a statutory auditor if all of the following conditions are satisfied.
-	Retirement bonus amount is disclosed.
-	The prospective recipients do not include an external director or an external statutory auditor.
-	None of the prospective recipients have committed a significant criminal conduct.
-	The business performance of the relevant company has not experienced a deficit for three consecutive periods and had no dividend or dividends or they were inferior when compared to others in the same industry.
-	During the terms of office of the prospective recipients there has been no corporate scandal that had a significant impact on society and caused or could cause damage to shareholder value.
-	During their terms in office there has been no window dressing or inappropriate accounting practices in the relevant company.
7. Equity Financing Policy
(1) Amendment of the Number of Authorized Shares
•	A decision regarding a proposal requesting an increase in the number of authorized shares will be made by considering, inter alia, the impact that amending the number of authorized shares will have on shareholder value and the rights of shareholders, as well as the reasonability of the amendment of the number of authorized shares, and the impact on the listing of shares as well as on the continuity of the company.
•	In principle we will vote in favor of a proposal requesting an increase in the number of authorized shares if it can be determined that unless an increase is made to the number of authorized shares the company will be delisted or that there is a risk of a significant impact on the continuity of the company.

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•	In principle we will oppose a proposal to increase the number of authorized shares after the appearance of an acquirer.
(2) Issuing of New Shares
A decision regarding a proposal in connection with issuing of new shares will be made in consideration of, inter alia, reasons of issuing new shares, issuing conditions and terms, the impact of the dilution on the shareholders value and rights of shareholders as well as the impact on the listing of shares and the continuity of the company.
(3) Acquisition or Reissue by a Company of Its Own Shares
•	A decision regarding a proposal for a company to acquire or reissue its own shares shall be made by considering, inter alia, its reasonability.
(4) Stock Split
•	In principle we will vote in favor of a proposal involving a stock split.
(5) Consolidation of Shares (Reverse Split)
•	A decision regarding a proposal involving a consolidation of shares (reverse split) shall be made by considering, inter alia, its reasonability.
(6) Preferred Shares
•	In principle we will oppose a proposal requesting the creation of new preferred shares or increasing the authorized number of preferred shares, by way of a blank power of attorney that does not specify the voting rights, dividends, conversion or other rights.
•	In principle we will vote in favor of a proposal to create new preferred shares or to increase the number of authorized preferred shares if the voting rights, dividends, conversion and other rights are stipulated and these rights can be determined to be reasonable.
•	In principle we will vote in favor of a proposal to the effect that approval of issuing preferred shares is so be obtained from shareholders.
(7) Issuing of Convertible Bonds
•	A decision regarding a proposal to issue convertible bonds shall be made by considering, inter alia, the number of shares into which the bonds are to be converted, and the period to maturity of the bonds.
(8) Issuing of Non-Convertible Bonds, and Increasing a Borrowing Limit
•	A decision regarding a proposal in connection with the issuing of non-convertible bonds or increasing a borrowing limit shall be made by considering, inter alia the financial condition of the relevant company.

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(9) Equitization of Debt
•	A decision regarding a proposal requesting an amendment of the number of authorized shares or issuing of shares of the company in relation to a debt restructuring shall be made in consideration of, inter alia, the conditions of amending the number of authorized shares or issuing shares of the company, the impact on shareholder value and on the rights of shareholders, the reasonability thereof, and the impact on listing of the shares as well as on the continuity of the company.
(10) Capital Reduction
•	A decision regarding a proposal in connection with a capital reduction will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, the reasonability of the capital reduction, as well as the impact on listing of the shares and on the continuity of the company.
•	In principle we will approve a proposal requesting a capital reduction in the form of a standard accounting processing.
(11) Financing Plan
•	A decision regarding a proposal in connection with a financing plan will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company.
•	In principle we will vote in favor of a proposal requesting approval of a financing plan.
(12) Capitalization of Reserves
•	In principle we will vote in favor of a proposal requesting a capitalization of reserves.
8. Corporate Governance
(1) Amendment of Settlement Period
•	In principle we will vote in favor of a proposal requesting an amendment of the settlement period, except when it can be determined that the objective is to delay a general meeting of shareholders.
(2) Amendment of Articles of Incorporation
A decision regarding a proposal in connection with an amendment of the articles of incorporation will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the necessity and the reasonability of amending the articles of incorporation.
•	In principle we will vote in favor of a proposal to amend the articles of incorporation if amendment of the articles of incorporation is necessary by law.

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•	In principle we will oppose a proposal to amend the articles of incorporation if it can be determined that there is a risk that the rights of shareholders will be infringed or a risk that a reduction in shareholder value will occur as a result of the relevant amendment.
•	In principal we will vote in favor of a proposal submitted by the board in connection with transition to a committees organized company.
•	In principal we will vote in favor of a proposal requesting mitigation or abolishment of the requirements for special resolution.
(3) Amendment of the Quorum of a General Meeting of Shareholders
•	A decision regarding a proposal in connection with an amendment of the quorum of a general meeting of shareholders will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the customs of the region or country.
•	A proposal in connection with amending the quorum of a special resolution of a general meeting of shareholders will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the customs of the region or country.
(4) Omnibus Proposal of a General Meeting of Shareholders
•	In principle we will oppose an omnibus proposal at a general meeting of shareholders if the entire proposal will not be in the best interests of shareholders.
9. Corporate Behavior
(1) Amendment of Tradename or Location of Corporate Registration
•	In principle we will vote in favor of a proposal requesting amendment of a tradename.
•	In principle we will vote in favor of a proposal requesting amendment of a location of corporate registration.
(2) Corporate Restructuring
•	A decision regarding a proposal in connection with a corporate reorganization as set forth below will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders, the respective impact on the financial condition and business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company:
Merger or acquisition;
Assignment or acquisition of business;
Company split (spin-off);
Sale of assets;

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Being acquired; or
Liquidation.
(3) Proxy Contest
•	A decision regarding a proposal in connection with election of a director from among opposing candidates will be made in consideration of the independence, suitability, existence or absence of any antisocial activities in the past, actions in corporate governance and accountability on the part of the candidates for director, the business performance of the company, the existence or absence of antisocial activities of the company, and the background to the proxy contest.
•	A person who is considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a candidate director of the relevant company.
(4) Defense Strategy in Proxy Contest
•	Staggered Board
-	In principle we will oppose a proposal requesting the introduction of a staggered board of directors.
-	In principle we will vote in favor of a proposal requesting that the terms in office of directors be one year.
•	Authority to Dismiss Directors
In principle we will oppose a proposal requesting more stringent requirements for the shareholders to be able to dismiss a director.
•	Cumulative Voting
-	In principle we will vote in favor of a proposal to introduce cumulative voting in connection with the election of directors.
-	In principle we will oppose a proposal requesting the abolition of cumulative voting in connection with the election of directors.
(5) Takeover Defense Strategies
•	Introduction or Amendment of Takeover Defense Strategy

In principle we will oppose a proposal requesting to introduce or amend a takeover defense strategy that will reduce shareholder value or infringe the rights of shareholders.
•	Rights Plan (Poison Pill)

A decision regarding a proposal to introduce a rights plan (poison pill) will be made in consideration of, inter alia, the triggering conditions, the effective period, the conditions of disclosure of content, the composition of directors of the relevant company, and the status

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of introducing other takeover defense strategies.
-	In principal we will oppose a proposal in which, a triggering condition of the number of outstanding shares is less than 20%.

-	In principal we will oppose a proposal that the effective period is beyond 3 years.

-	In principal we will oppose a proposal that directors are not selected annually.
-	In principal we will oppose a proposal in the event that there are less than 2 directors or 20% of the board who are independent with no issue of the attendance records of the board meeting.
-	We will vote in favor for a proposal that a rights plan is considered by an independent committee before introducing such plan. We will vote in favor a proposal only if all special committee members are independent with no issue of the attendance records of the board meeting.
-	In principal we will oppose a proposal in the event that other takeover defense strategies exist.
-	In principal we will oppose a proposal in the event that the issuing date of invitation notice to shareholders is less than 3 weeks before the general shareholders meeting.
-	In principal we will oppose a proposal unless the introduction of takeover defense strategies is considered reasonably beneficial to interests of minority shareholders.
•	Relaxation of Requirements to Amend the Articles of Incorporation or Company Regulations

A decision regarding a proposal to relax the requirements to amend the articles of incorporation or company regulations will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.
•	Relaxation of Requirements for Approval of a Merger

A decision regarding a proposal to relax the requirements to approve a merger will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.
10. Social, Environmental and Political Problems
A decision regarding a proposal in connection with social, environmental or political problems will be made in consideration of, inter alia, the impact that the actions on the part of the company will have on shareholder value and the rights of shareholders, or on the financial condition and business performance of the company, the reasonability of these actions, and the impact on the listing of shares as well as on the continuity of the company.

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11.	Information Disclosure
•	In principle we will oppose a proposal for which sufficient information is not disclosed for the purpose of making a voting decision.
•	In principle we will vote in favor of a proposal to increase information disclosure, if all of the following standards are satisfied.
-	The information will be beneficial to shareholders.

-	The time and expense required for the information disclosure will be minimal.
12. Conflicts of Interest
We will abstain from exercising shareholder voting rights in a company that would constitute a conflict of interest.
The following company is determined to be a company that would constitute a conflict of interest:
-	Invesco Limited.
13. Shareholder proposals
A decision regarding shareholders’ proposals will be made in accordance with the Guidelines along with company’s proposal, however, will be considered on the basis of proposed individual items.

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Guidelines on Exercising of Shareholder Voting Rights and
Policy Decision Making Criteria
(Foreign Equities)
Policy and Objectives of Exercising Shareholder Voting Rights
Our company is cognizant of the importance of corporate governance, and exercises votes with the sole objective of maximizing the long term interests of trustors (investors) and beneficiaries, pursuant to our fiduciary duty as a trustee to the trustors (investors) and the beneficiaries. We will not conduct any voting with an objective of own interest or that of any third party other than the trustors (investors) or beneficiaries. The interests of trustors (investors) and beneficiaries means the increasing of corporate value or the increasing of the economic interests of shareholders or the preventing of damage thereto.
Significance of Guidelines on Exercising Shareholder Voting Rights
Our company has determined the Guidelines on Exercising of Shareholder Voting Rights in accordance with our policy on exercising the voting rights of shareholders, for the purpose of exercising votes in an appropriate manner, and will closely examine each proposal and determine the response pursuant to these Guidelines.
Guidelines on Exercising Shareholder Voting Rights
1. Procedural Proposal
(1) Procedures
•	In principle we will vote in favor of a selection of the chairman of a general meeting of shareholders, approval of the minutes, approval of the shareholders registry and other proposals in connection with procedures to hold a general meeting of shareholders.

•	In principle we will vote in favor of a procedural proposal such as the following:
-	Opening of a general meeting of shareholders

-	Closing of a general meeting of shareholders

-	Confirming the proper convening of a general meeting of shareholders

-	Satisfaction of the quorum for a general meeting of shareholders

-	Confirming the agenda items of a general meeting of shareholders

-	Election of a chairman of a general meeting of shareholders
-	Designation of shareholders who will sign the minutes of a general meeting of shareholders
-	Preparing and approving a registry of shareholders

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-	Filing of legally prescribed documents in connection with a general meeting of shareholders
-	Designation of an inspector or shareholder to inspect the minutes of a general meeting of shareholders

-	Permission to ask questions

-	Approval of the issuing of minutes of a general meeting of shareholders
-	Approval of matters of resolution and granting to the board of directors the authority to execute matters that have been approved
(2) Financial Statements, Business Reports and Auditors Reports
•	In principle we will vote in favor of a proposal requesting approval of the financial statements, business reports and auditor reports, except in the following circumstances:
-	Concerns exist about the settlement or auditing procedures; or
-	The relevant company has not answered shareholders’ questions concerning matters that should be disclosed.
(3) Allocation of Earned Surplus and Dividends
•	A decision regarding a proposal requesting approval of the allocation of earned surplus and dividends will be made in consideration of, inter alia, the financial condition and the business performance of the relevant company as well as the economic interests of shareholders.
2. Election of Directors
A decision regarding a proposal in connection with electing a director will be made in consideration of, inter alia, the independence, suitability and existence or absence of any antisocial activities in the past on the part of a candidate for director. In the event that a candidate for director is a reelection candidate, we will decide in consideration, inter alia, of the director candidate’s engagement in corporate governance, accountability, the business performance of the company, and the existence or absence of any antisocial act by the company during his or her term in the office.
Definition of independence:
A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.
(1) Independence
(United States)
•	In the following circumstances we will in principle oppose or withhold approval of a

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candidate for an internal director, or a candidate for an external director who cannot be found to have a relationship of independence from the relevant company:
-	If the internal director or the external director who cannot be found to have a relationship of independence from the relevant company is a member of the compensation committee or the nominating committee;
-	If the audit committee, compensation committee, or nominating committee has not been established and the director functions as a committee member;
-	If the nominating committee has not been established;
-	If external directors who are independent from the relevant company do not constitute a majority of the board of directors;
-	A person who is independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.
(Other than United States)
A decision concerning the independence of the candidate for director will be made in consideration of the conditions of each country.
(2) Suitability
•	In principle we shall oppose or withhold approval of a director candidate in the following circumstances:
-	An attendance rate of less than 75 percent at meetings of any of the board of directors, the audit committee, the compensation committee, or the nominating committee;
-	Serving as a director of six or more companies; or
-	Serving as a CEO of another company and also serving as an external director of at least two other companies.
(3) Corporate Governance Strategies
•	In principle we will oppose or withhold approval of all candidates for reelection in the event that the board of directors employs a system of staggered terms of office and a problem of governance has occurred in the board of directors or committee but the responsible director is not made a subject of the current proposal to reelect directors.
•	In the following circumstances we will in principle oppose or withhold approval of a candidate for reelection of a director who is a member of the audit committee:
-	If an excessive auditing fee is being paid to the accounting auditor;
-	If the accounting auditor has expressed an opinion of non-compliance concerning the

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financial statements of the relevant company; or
-	If the audit committee has agreed with the accounting auditor to reduce or waive the liability of accounting auditor, such as by limiting the right of the company or the shareholders to take legal action against the accounting auditor.
•	In the following circumstances we will in principle oppose or withhold approval of a candidate for reelection as a director who is a member of the compensation committee:
-	If there appears to be a negative correlation between the business performance of the company and the compensation of the CEO;
-	If in the case of an option for which the stock price of the relevant company is less than the exercise price, an amendment of the exercise price or an exchange for cash or the like has been made without the approval of a general meeting of shareholders;
-	If an exchange (sale) of stock options which is limited to a single exercise has been made without obtaining the approval of a general meeting of shareholders;
-	If the burn rate has exceeded the level promised in advance to shareholders (the burn rate is the annual rate of dilution measured by the stock options or rights to shares with restriction on assignment that have been actually granted (otherwise known as the “run rate”)); or
-	If a compensation system or practice exists that presents a problem.
•	In the following circumstances we will in principle oppose or withhold approval of all candidates for reelection as directors:
-	If the board of directors has not taken appropriate action regarding a shareholder’s proposal even if there was a shareholder’s proposal which was approved by a majority of the overall votes in the previous period at a general meeting of shareholders.
-	If the board of directors has not taken appropriate action regarding a shareholders’ proposal even if a shareholders’ proposal has been approved by a majority of the valid votes in two consecutive periods at a general meeting of shareholders;
-	If the board of directors has not taken appropriate action such as withdrawing a takeover defense strategy, despite a majority of shareholders having accepted a public tender offer; or
-	If the board of directors has not taken appropriate action regarding the cause of opposition or withholding of approval even though at the general meeting of shareholders for the previous period there was a candidate for director who was opposed or for whom approval was withheld by a majority of the valid votes.

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(4) Accountability
•	In the following cases we will consider opposing or withholding approval from a candidate for reelection as a director:
-	If a notice of convening states that there is a director with an attendance rate of less than 75% at meetings of the board of directors or committee meetings, but the name of the individual is not specifically stated.
-	If the relevant company has a problematic system as set forth below, and business performance of the relevant company during the term in office of candidate has been in a deficit and with no dividend or is inferior when compared to those in the same industry in three consecutive periods :

-	A system of staggered terms of office;

-	A system of special resolution that is not by simple majority;

-	Shares of stock with multiple votes;
-	A takeover defense strategy that has not been approved by a resolution of a general meeting of shares;
-	No clause for exceptions exists in the event that there are competing candidates, even though a system of majority resolution has been introduced for the election of directors;
-	An unreasonable restriction is imposed on the authority of shareholders to convene an extraordinary general meeting of shareholders; or
-	An unreasonable restriction is imposed on the shareholders’ right to seek approval or disapproval on the part of shareholders by means of a letter of consent by shareholders;
-	In principle we will oppose or withhold approval of all candidates for reelection as directors in the event that a dead hand or similar provision is included in a poison pill, until this provision is abolished.
-	In principle we will oppose or withhold approval of all candidates for reelection as directors in the event of introducing a new poison pill with an effective duration of 12 months or more (a long-term pill), or any renewal of a poison pill including a short-term pill with an effective period of less than 12 months, by the board of directors without the approval of a general meeting of shareholders.

Nevertheless we will in principle vote in favor of all candidates for reelection as directors in the event of a new introduction if a commitment is made by binding resolution to seek approval of the new introduction at a general meeting of shareholders.
-	In principle we will oppose or withhold approval of all candidates for reelection as directors in the event that a significant amendment to the disadvantage of shareholders is added to a poison pill, by the board of directors without the approval of a general meeting of shareholders.

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(5) Business Performance of a Company
•	We will consider opposing or withholding a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid.
•	We will consider opposing or withholding candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate was inferior when compared to others in the same industry.
(6) Antisocial Activities on the Part of the Company
•	In principle we will oppose or withhold a candidate for reelection as a director in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to of shareholder value.
•	In principle we will oppose or withhold approval of a candidate for reelection as a director who was a member of the audit committee, if inappropriate accounting practices occurred at the relevant company such as window dressing, accounting treatment that deviates from GAAP (generally accepted accounting principles), or a significant omission in disclosure pursuant to Article 404 of the Sox Law.
(7) Other
•	In principle we will oppose or withhold a candidate for director in the event that information concerning the relevant candidate has not been sufficiently disclosed.
(8)	Amendment of the Number and Composition of Directors
•	A decision regarding a proposal concerning amendment of the number of directors or the composition of the board of directors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.
-	In principle we will vote in favor of a proposal to diversify the composition of a board of directors.
-	In principle we will vote in favor of a proposal to fix the number of members of a board of directors, except when it is determined that this is a takeover defense strategy.
-	In principle we will oppose a proposal to make shareholder approval unnecessary in connection with an amendment of the number of members or composition of the board of directors.
(9) Amendment of Qualification Requirements, Period of Service, or Extent of Liability of Directors
•	A decision regarding a proposal concerning amendment of the required qualifications of directors, their terms of office or scope of liabilities will be made by making a comparison

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with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders
-	In principle we will oppose a proposal requesting retention of a certain number of a company’s own shares as a condition of installation or continuation in office of a director.
-	In principle we will oppose a proposal to restrict a term in office of a director.
-	In principle we will oppose a proposal to institute normal retirement age of directors.
-	In principle we will oppose a proposal to reduce the liabilities of a director from liability in connection with financial damage as a result of a violation of the fiduciary duties.
(10) Amendment of the Procedural Method for Election of Directors
•	We will decide on proposal concerning amendment of the procedural method of electing directors will be made by making a comparison with the existing situation and considering, inter alia, the reasonability of the amendment.
•	In principle we will vote in favor of a proposal to require the approval of the majority of the valid votes for an election of a director.
•	In principle we will vote in favor of a proposal to prohibit the US style voting system.
3. Election of Statutory Auditors
•	A decision regarding a proposal in connection with electing a statutory auditor shall be made by considering, inter alia, the independence and suitability of the statutory auditor candidate.
•	In principle we will oppose a candidate for reelection as a statutory auditor in the event that significant concerns exist in an audit report that has been submitted or audit proceedings.
•	A person who is independent shall mean a person for whom there is no relationship between the relevant company and the candidate for statutory auditor other than that of being selected as a statutory auditor.
4. Election of Accounting Auditor
We will decide on proposals concerning the election of an accounting auditor by considering, inter alia, the suitability of the candidate for accounting auditor, and the level of audit fees.
•	In principle we will oppose a candidate for accounting auditor in the event that the accounting auditor can be determined to have expressed an opinion that is not accurate concerning the financial condition of the relevant company.
•	In principle we will oppose in the event that a contract for non-auditing work exists

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between the accounting auditor and the relevant company, and it is determined that the non-auditing work can be found to present a conflict of interest with the auditing work.
•	In principle we will oppose a candidate for accounting auditor in the event that an excessive auditing fee is paid.
•	In principle we will oppose a proposal requesting a change of accounting auditor in the event that the reason for the change can be determined to be a result of a difference in interpretation between the accounting auditor and the relevant company regarding accounting policy.
5. Compensation of Directors, Statutory Auditors, Officers and Employees
(1) Compensation (Including Bonus)
•	Proposals concerning compensation will be decided in consideration of, inter alia, levels of compensation, business performance of the company, and the reasonability of the framework.
•	In principle we will vote in favor of a proposal to obtain approval of compensation reports, except in the following cases:
-	A negative correlation appears to exist between the business performance of the company and compensation.
-	A compensation framework or practice exists which presents an issue.
•	In principle we will oppose a proposal to set an absolute level or maximum compensation.
•	In principle we will oppose a proposal to pay compensation only by granting shares.
(2) Stock Option Plan
•	A proposal to introduce or amend a stock option plan will be decided in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, as well as the level of compensation, the scope of implementation and the reasonability of the plan.
•	In principle we will oppose a proposal to reduce the exercise price of a stock option plan.
•	In principle we will vote in favor of a proposal to request that an amendment of the exercise price of a stock option plan be made a matter for approval by the shareholders.
(3) Stock Purchase Plan
•	A decision regarding a proposal requesting the introduction or amendment of a stock purchase plan will be made in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, the scope of implementation and the reasonability of the plan.
(4) Retirement Bonus of Directors or Statutory Auditors
•	A decision regarding a proposal in connection with awarding a retirement bonus to a

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director or a statutory auditor will be made in consideration of, inter alia, the extent of the persons who are to be recipients, the existence or absence of antisocial activities in the past on the part of the prospective recipients, the business performance of the company, and the existence or absence of antisocial activities on the part of the company. In principle we will oppose awarding a retirement bonus in the event that a significant criminal act has been committed by the recipient during his or her term in office. Moreover we will also consider opposing the awarding of a retirement bonus in the event that the business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid or they were inferior when compared to others in the same industry. In principle we will oppose awarding a retirement bonus in the event that during the term in office of the recipient inappropriate accounting practices occurred such as window dressing or accounting treatment that deviates from generally accepted accounting principles or a significant omission in disclosure, or a corporate scandal occurred, which had a significant impact on society and caused or could cause damage to shareholder value.
6. Equity Financing Policy
(1) Amendment of the Number of Authorized Shares
•	A decision regarding a proposal requesting an increase in the number of authorized shares of stock shall be made by considering, inter alia, the impact that amending the number of authorized shares will have on shareholder value and the rights of shareholders, as well as the reasonability of the amendment of the number of authorized shares, and the impact on the listing of shares as well as on the continuity of the company.
•	In principle we will vote in favor of a proposal requesting an increase in the number of authorized shares if it can be determined that unless an increase is made to the number of authorized shares the company will be delisted or that there is a risk of a significant impact on the continuity of the company.
•	In principle we will oppose a proposal to increase the number of authorized shares after the appearance of an acquirer.
(2) Issuing of New Shares
•	In principle if the existing shareholders will be granted new share subscription rights (pre-emptive purchase rights) we will vote in favor of a proposal to issue new shares up to 100 percent of the number of shares issued and outstanding.
•	If the existing shareholders will not be granted new share subscription rights (pre-emptive purchase rights) we will in principle vote in favor of a proposal to issue new shares up to 20 percent of the number of shares issued and outstanding.
•	In principle we will oppose a proposal to issue new shares after an acquirer has appeared.

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(3) Acquisition or Reissue by a Company of Its Own Shares
•	A decision regarding a proposal for a company to acquire or reissue its own shares shall be made by considering, inter alia, its reasonability.
(4) Stock Split
•	In principle we will vote in favor of a proposal involving a stock split.
(5) Consolidation of Shares (Reverse Split)
•	A decision regarding a proposal involving a consolidation of shares (reverse split) shall be made by considering, inter alia, its reasonability.
(6) Reduction in Par Value of Shares
•	In principle we will vote in favor of a proposal reducing the par value of shares.
(7) Preferred Shares
•	A decision regarding a proposal in connection with creating new preferred shares or amending the number of authorized preferred shares shall be made by considering, inter alia, the existence or absence of voting rights, dividends, conversion or other rights to be granted to the preferred shares as well as the reasonability of those rights.
-	In principle we will oppose a proposal requesting the creation of new preferred shares or increasing the authorized number of preferred shares, by way of a blank power of attorney that does not specify the voting rights, dividends, conversion or other rights.
-	In principle we will vote in favor of a proposal to create new preferred shares or to increase the number of authorized preferred shares if the voting rights, dividends, conversion and other rights are stipulated and these rights can be determined to be reasonable.
-	In principle we will vote in favor of a proposal to make the issuing of preferred shares a matter for approval by the shareholders.
(8) Classified Shares
•	In principle we will oppose a proposal requesting the creation of new shares with differing voting rights or increasing the authorized number of shares with differing voting rights.
•	In principle we will vote in favor of a proposal to convert to a capital structure in which there is one vote per share.
(9) Issuing of Convertible Bonds
•	A decision regarding a proposal to issue convertible bonds shall be made by considering, inter alia, the number of shares into which the bonds are to be converted, and the period to maturity of the bonds.

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(10) Issuing of Non-Convertible Bonds, and Increasing a Borrowing Limit
•	A decision regarding a proposal to issue non-convertible bonds will be made by considering, inter alia, the financial condition of the relevant company.
•	A decision regarding a proposal to increase a borrowing limit shall be made by considering, inter alia, the financial condition of the relevant company.
(11) Equitization of Debt
•	A decision regarding a proposal requesting an amendment of the number of authorized shares or issuing of shares of the company in relation to a debt restructuring shall be made in consideration of, inter alia, the conditions of amending the number of authorized shares or issuing shares of the company, the impact on shareholder value and on the rights of shareholders, the reasonability thereof, as well as the impact on listing of the shares and on the continuity of the company.
(12) Capital Reduction
•	A decision regarding a proposal in connection with a capital reduction will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, the reasonability of the capital reduction, as well as the impact on listing of the shares and on the continuity of the company.
•	In principle we will approve a proposal requesting a capital reduction in the form of a standard accounting processing.
(13) Financing Plan
•	A decision regarding a proposal in connection with a financing plan will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company.
•	In principle we will vote in favor of a proposal requesting approval of a financing plan.
(14) Capitalization of Reserves
•	In principle we will vote in favor of a proposal requesting a capitalization of reserves.
7. Corporate Governance
(1) Amendment of Settlement Period
•	In principle we will vote in favor of a proposal requesting an amendment of the settlement period, except when it can be determined that the objective is to delay a general meeting of shareholders.

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(2) Amendment of Articles of Incorporation
•	A decision regarding a proposal in connection with an amendment of the articles of incorporation will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the necessity and the reasonability of amending the articles of incorporation.
-	In principle we will vote in favor of a proposal to amend the articles of incorporation if amendment of the articles of incorporation is necessary by law.
-	In principle we will oppose a proposal to amend the articles of incorporation if it can be determined that there is a risk that the rights of shareholders will be infringed or a risk that a reduction in shareholder value will occur as a result of the relevant amendment.
(3) Amendment of the Quorum of a General Meeting of Shareholders
•	A decision regarding a proposal in connection with amending the quorum of a general meeting of shareholders and a special resolution of a general shareholders meeting will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders as well as the customs of the region or country.
-	In principle we will oppose a proposal to reduce the quorum of a general meeting of shareholders.
-	In principle we will oppose a proposal to reduce the quorum of a special resolution.
(4) Omnibus Proposal of a General Meeting of Shareholders
•	In principle we will oppose an omnibus proposal at a general meeting of shareholders if the entire proposal will not be in the best interests of shareholders.
(5) Other
(Anonymous Voting)
•	In principle we will vote in favor of a proposal requesting anonymous voting, an independent vote counter, an independent inspector, and separate disclosure of the results of voting on a resolution of a general meeting of shareholders.
(Authority to Postpone General Meetings of Shareholders)
•	In principle we will oppose a proposal requesting to grant to a company the authority to postpone a general meeting of shareholders.
(Requirement of Super Majority Approval)
•	In principle we will vote in favor of a proposal requesting a relaxation or abolishment of the requirement for a super majority.

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8. Corporate Behavior
(1) Amendment of Tradename or Location of Corporate Registration
•	In principle we will vote in favor of a proposal requesting amendment of a tradename.
•	In principle we will vote in favor of a proposal requesting amendment of a location of corporate registration.
(2) Corporate Restructuring
A decision regarding a proposal in connection with a merger, acquisition, assignment or acquisition of business, company split (spin-off), sale of assets, being acquired, corporate liquidation or other corporate restructuring will be made in consideration of, inter alia, the respective impact on shareholder value and on the rights of shareholders, the impact on the financial condition and on the business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares and on the continuity of the company.
•	A decision regarding a proposal in connection with a corporate reorganization as set forth below will be made in consideration of, inter alia, the respective impact on shareholder value and on the rights of shareholders, the impact on the financial condition and on the business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company:
Merger or acquisition;
Assignment or acquisition of business;
Company split (spin-off);
Sale of assets;
Being acquired; or
Liquidation.
(3) Proxy Contest
•	A decision regarding a proposal in connection with election of a director from among opposing candidates will be made in consideration of the independence, suitability, existence or absence of any antisocial activities in the past on the part of a candidate for director, the actions in corporate governance, accountability the business performance of the company, the existence or absence of antisocial activities of the company, and the background to the proxy contest.
•	A person who is considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a candidate director of the relevant company.

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(4) Defense Strategy in Proxy Contest
•	Staggered Board

In principle we will oppose a proposal requesting the introduction of staggered board of directors:
-	In principle we will oppose a proposal requesting the introduction of a staggered board of directors.
-	In principle we will vote in favor of a proposal requesting that the terms in office of directors be one year.
•	Authority to Dismiss Directors

In principle we will oppose a proposal requesting more stringent requirements for the shareholders to be able to dismiss a director.
•	Cumulative Voting
-	In principle we will vote in favor of a proposal to introduce cumulative voting in connection with the election of directors. However, in principle we will oppose a proposal which a majority of valid votes is required to elect a director except in the event that shareholders are able to write-in their own candidate in the convening notice or ballot of the company and the number of candidates exceeds a prescribed number.
-	In principle we will oppose a proposal requesting the abolition of cumulative voting in connection with the election of directors.
•	Authority to Call an Extraordinary General Meeting of Shareholders
-	In principle we will vote in favor of a proposal requesting a right of shareholders to call an extraordinary general meeting of shareholders.
-	In principle we will vote in favor of a proposal to abolish restrictions on the right of shareholders to call an extraordinary general meeting of shareholders.
-	In principle we will oppose a proposal to restrict or prohibit the right of shareholders to call an extraordinary general meeting of shareholders.
•	Letter of Consent Seeking Approval or Disapproval from Shareholders
-	In principle we will vote in favor of a proposal requesting that shareholders have the right to seek approval or disapproval on the part of shareholders by means of a letter of consent.
-	In principle we will vote in favor of a proposal to abolish restrictions on the right of shareholders to seek approval or disapproval on the part of shareholders by means of a letter of consent.
-	In principle we will oppose a proposal to restrict or prohibit the right of shareholders to seek approval or disapproval on the part of shareholders by means of a letter of consent.

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(5) Takeover Defense Strategies
•	Rights Plan (Poison Pill)

A decision regarding a proposal in connection with introducing a rights plan (poison pill) will be made in consideration of, inter alia, the triggering conditions, the effective period, the conditions of disclosure of content, the composition of directors of the relevant company, and the status of introducing other takeover defense strategies.
•	Fair Price Conditions

A decision regarding a proposal in connection with introducing fair price conditions will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, and the reasonability of the plan.
-	In principle we will vote in favor of a proposal requesting the introduction of fair price conditions, provided that the following is satisfied.
-	At the time of triggering the fair price provision, the approval of a majority or not more than a majority of shareholders without a direct interest in the acquisition is to be sought
-	In principle we will vote in favor of a proposal to reduce the number of approvals by shareholders that is necessary to trigger fair price provision.
•	Anti-Greenmail Provision

A decision regarding a proposal in connection with introducing an anti-greenmail provision will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, and the reasonability of the plan.
-	In principle we will vote in favor of a proposal requesting the introduction of anti-greenmail provisions, provided that all of the following standards are satisfied:
-	The definition of greenmail is clear
-	If a buyback offer is to be made to a person who holds a large number of shares, that the buy-back offer will be made to all shareholders, or confirmation will be made that shareholders who do not have a direct interest in the takeover do not oppose the buyback offer to the person who holds a large number of shares.
-	No clause is included which would restrict the rights of shareholders, such as measures to deter being bought out.
•	Golden Parachute and Tin Parachute Conditions

A decision regarding a proposal in connection with introducing a golden parachute or a tin parachute will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, the level of compensation to be provided and the

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reasonability of the plan.
-	In principle we will vote in favor of a proposal to introduce or amend a golden parachute or a tin parachute if all of the following criteria are satisfied:
-	The triggering of the golden parachute or the tin parachute will be determined by an independent committee.

-	The payable compensation shall be no more than three times the employment compensation payable for a year.

-	Payment of compensation shall be made after the transfer of control.
•	Classified Shares

In principle we will oppose a proposal in connection with creating new classified shares with multiple voting rights.

A decision regarding a proposal in connection with creating new classified shares with no voting rights or less voting rights will be made in consideration of, inter alia, the terms of the classified shares.
-	In principle we will oppose a proposal to create classified shares with multiple voting rights.
-	In principle we will vote in favor of a proposal to create new classified shares with no voting rights or less voting rights if all of the following conditions are satisfied.
-	The objective of creating the new classified shares is to obtain financing while minimizing the dilution of the existing shareholders.
-	The creation of the new classified shares does not have an objective of protecting the voting rights of shareholders that have a direct interest in a takeover or of major shareholders.
•	Issuing New Shares to a White Squire or a White Knight

A decision regarding a proposal in connection with issuing shares to a white squire or a white knight will be made in consideration of, inter alia, the conditions of issuing the shares.
•	Relaxation of Requirements to Amend the Articles of Incorporation or Company Regulations

A decision regarding a proposal to relax the requirements to amend the articles of incorporation or company regulations will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.

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•	Relaxation of Requirements for Approval of a Merger

A decision regarding a proposal to relax the requirements to approve a merger will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders.
•	Introduction or Amendment of Takeover Defense Strategy

In principle we will oppose a proposal in connection with introducing or amending a takeover defense strategy that will reduce shareholder value or infringe the rights of shareholders.
9. Social, Environmental and Political Problems
A decision regarding a proposal in connection with a social, environmental or political problems will be made in consideration of, inter alia, the impact that the actions on the part of the company will have on shareholder value and the rights of shareholders, the impact on the financial condition and the business performance of the company, the reasonability of these actions, and the impact on the listing of shares as well as on the continuity of the company.
10. Information Disclosure
•	In principle we will oppose a proposal for which sufficient information is not disclosed for the purpose of making a voting decision.
•	In principle we will vote in favor of a proposal to increase information disclosure, if all of the following criteria are satisfied.
-	The information will be beneficial to shareholders.

-	The time and expense required for the information disclosure will be minimal.
11. Other
(1) Directors
•	Ex Post Facto Approval of Actions by Directors and Executive Officers

In principle we will vote in favor of a proposal requesting ex post facto approval of an action taken by the directors or executive officers as long as there are no material concerns such as having committed an act in violation of fiduciary duties.
•	Separation of Chairman of the Board of Directors and CEO
-	In principle we will vote in favor of a proposal to have a director who is independent from the relevant company serve as the chairman of the board of directors as long as there are not sufficient reasons to oppose the proposal, such as the existence of a corporate governance organization that will counter a CEO who is also serving as chairman.

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-	A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the director other than that of being selected as a director.
•	Independence of Board of Directors
-	In principle we will vote in favor of a proposal to have directors who are independent from the relevant company account for at least a majority or more than two-thirds of the members of the board of directors.
-	In principle we will vote in favor of a proposal that the audit committee, compensation committee and nominating committee of the board of directors shall be composed solely of independent directors.
-	A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the director other than that of being selected as a director.
(2) Statutory Auditors
•	Ex Post Facto Approval of Actions by Statutory Auditors

In principle we will vote in favor of a proposal requesting ex post facto approval of an action taken by a statutory auditor as long as there are no material concerns such as having committed an act in violation of fiduciary duties.
•	Attendance by a Statutory Auditor at a General Meeting of Shareholders

In principle we will vote in favor of a proposal requesting that a statutory auditor attend a general meeting of shareholders.
(3) Accounting Auditor
•	Fees of an accounting auditor
-	In principle we will vote in favor of a proposal requesting that the decision on the fees of an accounting auditor is left up to the discretion of the board of directors.
-	In principle we will oppose a proposal to reduce or waive the liability of an accounting auditor.
•	Selection of the Accounting Auditor by a General Meeting of Shareholders
-	In principle we will vote in favor of a proposal to make the selection of an accounting auditor a matter for resolution by a general meeting of shareholders.

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12. Conflicts of Interest
We will abstain from exercising shareholder voting rights in a company that would constitute a conflict of interest.
The following company is determined to be a company that would constitute a conflict of interest:
-	Invesco Limited.
13. Shareholder Proposals
A decision regarding shareholders’ proposals will be made in accordance with the Guideline along with company’s proposal, however, will be considered on the basis of proposed individual items.

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1.	Proxy Voting Policy
1.1	Introduction

Invesco recognises its fiduciary obligation to act in the best interests of all clients, be they superannuation trustees, institutional clients, unit-holders in managed investment schemes or personal investors. One way Invesco represents its clients in matters of corporate governance is through the proxy voting process.

This policy sets out Invesco Australia’s approach to proxy voting in the context of portfolio management, client service responsibilities and corporate governance principles.

This policy applies to;
•	all Australian based and managed funds and mandates, in accordance with IFSA Standard No. 13.00 October 2004, clause 9.1 and footnote #3.
This policy does not apply;
•	where investment management of an international fund has been delegated to an overseas Invesco company, proxy voting will rest with that delegated manager.
In order to facilitate its proxy voting process and to avoid conflicts of interest where these may arise, Invesco may retain a professional proxy voting service to assist with in-depth proxy research, vote recommendations, vote execution, and the necessary record keeping.

1.2	Guiding Principles

1.2.1	The objective of Invesco’s Proxy Voting Policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients’ investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients’ economic interests, or to favour a particular client or other relationship to the detriment of others.

1.2.2	The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.

1.2.3	The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints.

1.2.4	Invesco considers that proxy voting rights are an important power, which if exercised diligently can enhance client returns, and should be managed with the same care as any other asset managed on behalf of its clients.

1.2.5	Invesco may choose not to vote on a particular issue if this results in shares being blocked from trading for a period of more than 4

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hours; it may not be in the interest of clients if the liquidity of investment holdings is diminished at a potentially sensitive time, such as that around a shareholder meeting.
1.3	Proxy Voting Authority

1.3.1	Authority Overview

An important dimension of Invesco’s approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.

Proxy voting policy follows two streams, each defining where discretion to exercise voting power should rest — with Invesco as the investment manager (including its ability to outsource the function), or with individual mandate clients.

Under the first alternative, Invesco’s role would be both to make voting decisions, for pooled funds and on individual mandate clients’ behalf, and to implement those decisions.

Under the second alternative, where IM clients retain voting control, Invesco has no role to play other than administering voting decisions under instructions from our clients on a cost recovery basis.

1.3.2	Individually-Managed Clients

IM clients may elect to retain voting authority or delegate this authority to Invesco. If delegated, Invesco will employ either ISS or ASCI guidelines (selected at inception by the client) but at all times Invesco Investment Managers will retain the ability to override any decisions in the interests of the client. Alternate overlays and ad hoc intervention will not be allowed without Board approval.

In cases where voting authority is delegated by an individually-managed client, Invesco recognises its responsibility to be accountable for the decisions it makes.

Some individually-managed clients may wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers[1].

The choice of this directive will occur at inception or at major review events only. Individually managed clients will not be allowed to move on an ad hoc basis between delegating control to the funds manager and full direct control.

[1]	In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations that have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilise a master custody arrangement may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio. Such arrangements will be costed into administration services at inception.

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1.3.3	Pooled Fund Clients

The funds manager is required to act solely in the collective interests of unit holders at large rather than as a direct agent or delegate of each unit holder. The legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.

Invesco’s accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager’s broader client relationship and reporting responsibilities.

In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unit holders in the pooled fund as a whole.

All proxy voting decisions may be delegated to an outsourced provider, but Invesco investment managers will retain the ability to override these decisions in the interests of fund unit holders.

1.4	Key Proxy Voting Issues

1.4.1	Issues Overview

Invesco will consider voting requirements on all issues at all company meetings directly or via an outsourced provider. We will generally not announce our voting intentions and the reasons behind them.

1.4.2	Portfolio Management Issues

Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco’s approach to corporate governance is to encourage a culture of performance among the companies in which we invest in order to add value to our clients’ portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments, unless balanced by reasonable increase in net worth of the shareholding.

Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.

Administrative constraints are highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company — eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases,

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Invesco will be in favour of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, reasonable consideration of issues and the actual casting of a vote on all such resolutions would entail an unreasonable administrative workload and cost. For this reason, Invesco may outsource all or part of the proxy voting function at the expense of individual funds. Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ investments through portfolio management and client service.
1.5	Internal Proxy Voting Procedure

In situations where an override decision is required to be made or where the outsourced provider has recused itself from a vote recommendation, the responsible Investment Manager will have the final say as to how a vote will be cast.

In the event that a voting decision is considered not to be in the best interests of a particular client or where a vote is not able to be cast, a meeting may be convened at any time to determine voting intentions. The meeting will be made up of at least three of the following:
Chief Executive Officer;

Head of Operations & Finance;

Head of either Legal or Compliance; and

Relevant Investment Manager(s).
1.6	Client Reporting
Invesco will keep records of its proxy voting activities, directly or through outsourced reporting.
Upon client election, Invesco will report quarterly or annually to the client on proxy voting activities for investments owned by the client.

A record will be kept of the voting decision in each case by Invesco or its outsourced provider. Invesco will disclose on an annual basis, a summary of its proxy voting statistics on its website as required by IFSA standard No. 13 — Proxy Voting.

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APPENDIX F
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust’s equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
          A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.
          All information listed below is as of April 1, 2013
Invesco V.I. Balanced-Risk Allocation Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
HARTFORD LIFE & ANNUITY SEPARATE ACCOUNT ATTN: UIT OPERATION P.O. BOX 2999 HARTFORD, CT 06104-2999	89.11%	—
HARTFORD LIFE INSURANCE CO ATTN: UIT OPERATION P.O. BOX 2999 HARTFORD, CT 06104-2999	10.30%	—
OHIO NATIONAL LIFE INSURANCE COMPANY FBO ITS SEPARATE ACCOUNTS 1 FINANCIAL WAY CINCINNATI, OH 45242-5851	—	58.13%
PACIFIC SELECT VARIABLE ANNUITY 700 NEWPORT CENTER DR NEWPORT BEACH, CA 92660-6307	—	33.31%

Invesco V.I. Core Equity Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
GIAC 4CB ATTN: PAUL IANNELLI 3900 BURGESS PL. EQUITY ACCOUNTING 3-S BETHLEHEM, PA 18017-9097	—	36.31%
GIAC 4BC ATTN: PAUL IANNELLI 3900 BURGESS PL. RETIREMENT SOLUTIONS FM&C NRO BETHLEHEM, PA 18017-9097	—	16.13%
GIAC 4CL ATTN: PAUL IANNELLI 3900 BURGESS PL. EQUITY ACCOUNTING 3-S BETHLEHEM, PA 18017-9097	—	15.41%
HARTFORD LIFE SEPARATE ACCOUNT ATTN: UIT OPERATION P.O. BOX 2999 HARTFORD, CT 06104-2999	5.47%	—
HARTFORD LIFE AND ANNUITY SEPARATE ACCOUNT ATTN: UIT OPERATION P.O. BOX 2999 HARTFORD, CT 06104-2999	13.45%	6.70%
IDS LIFE INSURANCE COMPANY 222 AXP FINANCIAL CTR. MINNEAPOLIS, MN 55474-0002	20.56%	—
ING LIFE INSURANCE AND ANNUITY CO. CONVEYOR ONE ORANGE WAY B3N WINDSOR, CT 06095-4773	7.55%	—

Invesco V.I. Core Equity Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
PRUCO LIFE INSURANCE COMPANY ATTN: SEPARATE ACCTS TRADE CONFIRMS 213 WASHINGTON ST. FL 7 NEWARK, NJ 07102-2992	8.31%	—
Invesco V.I. Diversified Income Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
ALLSTATE LIFE INSURANCE CO. ATTN: FINANCIAL CONTROL- CIGNA P.O. BOX 94210 PALATINE, IL 60094-4210	22.71%	—
ALLSTATE LIFE INSURANCE COMPANY GLAC PROPRIETARY FINANCIAL CONTROL UNIT P.O. BOX 94210 PALATINE, IL 60094-4210	29.46%	—
ALLSTATE LIFE INSURANCE COMPANY GLAC VA1 FINANCIAL CONTROL UNIT P.O. BOX 94210 PALATINE, IL 60094-4210	12.49%	—
ALLSTATE LIFE INSURANCE CO. GLAC VA3 FINANCIAL CONTROL UNIT P.O. BOX 94210 PALATINE, IL 60094-4210	—	99.42%
ALLSTATE LIFE INSURANCE CO. GLAC AIM VA1 AND SPVL -VL FINANCIAL CONTROL UNIT P.O. BOX 94210 PALATINE, IL 60094-4210	8.19%	—
GENERAL AMERICAN LIFE INSURANCE 13045 TESSON FERRY RD. ST LOUIS, MO 63128-3499	6.93%	—

Invesco V.I. Diversified Income Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCT M/VUL-1 SA-M 1300 CLINTON ST MAIL STOP 4C01 FORT WAYNE, IN 46802-3506	5.89%	—
Invesco V.I. Global Health Care Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
PRUDENTIAL ANNUITIES LIFE ASSURANCE. ATTN: SEPARATE ACCTS TRADE CONFIRMS P.O. BOX 883 1 CORPORATE DR. SHELTON, CT 06484-6208	26.31%	—
CM LIFE INSURANCE CO. FUND OPERATIONS/N255 1295 STATE ST. SPRINGFIELD, MA 01111-0001	6.71%	—
COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY 132 TURNPIKE ROAD, SUITE 210 SOUTHBOROUGH, MA 01772-2132	6.94%	—
IDS LIFE INSURANCE COMPANY 222 AXP FINANCIAL CTR. MINNEAPOLIS, MN 55474-0002	—	80.07%
IDS LIFE INSURANCE COMPANY OF NY 222 AXP FINANCIAL CENTER MINNEAPOLIS, MN 55474-0014	—	6.59%
MASS MUTUAL LIFE INS CO. 1295 STATE STREET MIP C105 SPRINGFIELD, MA 01111-0001	9.42%	11.50%

Invesco V.I. Global Health Care Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
PRINCIPAL LIFE INSURANCE CO CUST FBO-PRINCIPAL INDIVIDUAL — PRINCIPAL 711 HIGH STREET G-012-S41 DES MOINES, IA 50392-0001	6.00%	—
SECURITY BENEFIT LIFE VARIABLE ANNUITY ACCOUNT XIV 1 SW SECURITY BENEFIT PL TOPEKA, KS 66636-1000	8.73%	—
Invesco V.I. Global Real Estate Fund

	Series I	Series II
	shares	Shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST B AMERICAN UNITED LIFE INSURANCE CO. ONE AMERICAN SQUARE P.O. BOX 368 INDIANAPOLIS, IN 46206-0368	9.90%	—
AMERITAS LIFE INSURANCE CORP AMERITAS VARIABLE SEPARATE ACCT VA2 ATTN: VARIABLE TRADES 5900 O STREET LINCOLN, NE 68510-2234	21.20%	—
AXA EQUITABLE LIFE INSURANCE CO 1290 AVENUE OF THE AMERICAS 11.022 NEW YORK, NY 10104-1472	—	25.49%
AXA EQUITABLE LIFE INSURANCE CO 1290 AVENUE OF THE AMERICAS 11.022 NEW YORK, NY 10104-0101	—	24.42%
AXA EQUITABLE LIFE INSURANCE CO 1290 AVENUE OF THE AMERICAS 11.022 NEW YORK, NY 10104-1472	—	13.71%

Invesco V.I. Global Real Estate Fund

	Series I	Series II
	shares	Shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
CUNA MUTUAL VARIABLE ANNUITY ACCOUNT 2000 HERITAGE WAY WAVERLY, IA 50677-9208	—	7.19%
MET LIFE ANNUITY OPERATIONS SECURITY FIRST LIFE SEPARATE AC ATTN: SHAR NEVENHOVEN CPA 4700 WESTOWN PLSY., STE. 200 WEST DES MOINES, IA 50266	—	17.97%
NATIONWIDE LIFE INS CO NWPP C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS,OH 43218-2029	7.52%	—
SECURITY BENEFIT LIFE VARIABLE ANNUITY ACCOUNT XIV 1 SW SECURITY BENEFIT PL. TOPEKA, KS 66636-1000	10.44%	—
SYMETRA LIFE INSURANCE CO. ATTN: MICHAEL ZHANG SEP. ACCTS SC-15 777 108TH AVE NE. STE 1200 BELLEVUE, WA 98004-5135	7.31%	—
Invesco V.I. Government Securities Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
CUNA MUTUAL VARIABLE ANNUITY ACCOUNT 2000 HERITAGE WAY WAVERLY, IA 50677-9208	—	9.42%
HARTFORD LIFE AND ANNUITY SEPARATE ACCOUNT ATTN: UIT OPERATION P.O. BOX 2999 HARTFORD, CT 06104-2999	64.79%	5.82%
HARTFORD LIFE SEPARATE ACCOUNT ATTN: UIT OPERATION P.O. BOX 2999 HARTFORD, CT 06104-2999	27.92%	—

Invesco V.I. Government Securities Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
PROTECTIVE LIFE VARIABLE ANNUITY INVESTMENT PRODUCTS SERVICES PROTECTIVE LIFE INSURANCE COMPANY P.O. BOX 10648 BIRMINGHAM, AL 35202-0648	—	42.64%
SECURITY BENEFIT LIFE SBL VARIABLE ANNUITY ACCOUNT XIV ATTN: FINANCE DEPARTMENT 1 SW SECURITY BENEFIT PL. TOPEKA, KS 66636-1000	—	21.17%
Invesco V.I. High Yield Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
ALLSTATE LIFE INSURANCE COMPANY GLAC PROPRIETARY FINANCIAL CONTROL UNIT PO BOX 94210 PALATINE, IL 60094-4210	6.09%	—
AXA EQUITABLE LIFE INSURANCE CO 1290 AVENUE OF THE AMERICAS 11.022 NEW YORK, NY 10104-1472	—	61.48%
AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST B AMERICAN UNITED LIFE INS CO. ONE AMERICAN SQUARE P.O. BOX 368 INDIANAPOLIS, IN 46206-0368	11.85%	—
AXA EQUITABLE LIFE INSURANCE CO 1290 AVENUE OF THE AMERICAS 11.022 NEW YORK, NY 10019	—	34.22%

Invesco V.I. High Yield Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
HARTFORD LIFE AND ANNUITY SEPARATE ACCOUNT ATTN: UIT OPERATION P.O. BOX 2999 HARTFORD, CT 06104-2999	17.65%	—
HARTFORD LIFE SEPARATE ACCOUNT ATTN: UIT OPERATION P.O. BOX 2999 HARTFORD, CT 06104-2999	5.07%	—
JEFFERSON NATIONAL LIFE INSURANCE 10350 Ormsby Park Pl Suite 600 LOUISVILLE, KY 40223-6178	13.05%	—
NATIONWIDE LIFE INSURANCE COMPANY NWVLI4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS, OH 43218-2029	11.20%	—
Invesco V.I. International Growth Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
AMERITAS LIFE INSURANCE CORP AMERITAS VARIABLE SEPARATE ACCOUNT VA2 ATTN: VARIABLE TRADES 5900 O ST LINCOLN, NE 68510-2234	6.03%	—
GE LIFE AND ANNUITY ASSURANCE CO VARIABLE EXTRA CREDIT ATTN: VARIABLE ACCOUNTING 6610 W BROAD ST RICHMOND, VA 23230-1702	—	7.32%
HARTFORD LIFE AND ANNUITY SEPARATE ACCOUNT ATTN: UIT OPERATION P.O. BOX 2999 HARTFORD, CT 06104-2999	18.89%	7.31%

Invesco V.I. International Growth Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
HARTFORD LIFE SEPARATE ACCOUNT ATTN: UIT OPERATION P.O. BOX 2999 HARTFORD, CT 06104-2999	7.85%	—
IDS LIFE INSURANCE COMPANY 222 AXP FINANCIAL CTR. MINNEAPOLIS, MN 55474-0002	—	13.09%
MET LIFE ANNUITY OPERATIONS SECURITY FIRST LIFE SEPARATE AC ATTN: SHAR NEVENHOVEN CPA 4700 WESTOWN PLSY STE 200 WEST DES MOINES, IA 50266	—	26.67%
NATIONWIDE LIFE INSURANCE CO NWPP C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS, OH 43218-2029	9.55%	—
NATIONWIDE LIFE INSURANCE CO NWLVI4 C/O IPO PORTFOLIO ACCOUNTING P.O. BOX 182029 COLUMBUS, OH 43218-2029	7.62%	—
NYLIAC 169 LACKAWANNA AVENUE PARSIPPANY, NJ 07054-1007	6.28%	—

Invesco V.I. Mid Cap Core Equity Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
ALLSTATE LIFE INSURANCE CO. C/O PRUDENTIAL ANNUITIES SEPERATE ACCTS 213 WASHINGTON ST MAILSTOP NJ 02-07-01 NEWARK, NJ 07102-2917	—	8.73%
AXA EQUITABLE LIFE INSURANCE COMPANY 1290 AVENUE OF THE AMERICAS 11.022 NEW YORK, NY 10019	—	5.19%
AXA EQUITABLE LIFE INSURANCE CO 1290 AVENUE OF THE AMERICAS 11.022 NEW YORK, NY 10104-1472	—	11.92%
GIAC 4BG ATTN: PAUL IANNELLI 3900 BURGESS PLACE RETIREMENT SOLUTIONS FM&C NRO BETHLEHEM, PA 18017-9097	—	6.65%
GIAC 4GB ATTN: PAUL IANNELLI 3900 BURGESS PLACE EQUITY ACCOUNTING 3-S BETHLEHEM, PA 18017-9097	—	14.96%
GIAC 4GL ATTN: PAUL IANNELLI 3900 BURGESS PLACE EQUITY ACCOUNTING 3-S BETHLEHEM, PA 18017-9097	—	6.43%
HARTFORD LIFE AND ANNUITY SEPARATE ACCOUNT ATTN: UIT OPERATION P.O. BOX 2999 HARTFORD, CT 06104-2999	61.23%	—
HARTFORD LIFE SEPARATE ACCOUNT ATTN: UIT OPERATION P.O. BOX 2999 HARTFORD, CT 06104-2999	18.35%	—
HARTFORD LIFE & ANNUITY SEPARATE ACCOUNT ATTN: UIT OPERATIONS PO BOX 2999 HARTFORD, CT 06104-2999	7.35%	—

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
SECURITY BENEFIT LIFE VARIABLE ANNUITY ACCOUNT XIV 1 SW SECURITY BENEFIT PL. TOPEKA, KS 66636-1000	—	12.33%
Invesco V.I. Money Market Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
ALLSTATE LIFE INSURANCE CO. GLAC VA3 FINANCIAL CONTROL UNIT P.O. BOX 94210 PALATINE, IL 60094-4210	—	100.00%
INVESCO V.I. BALANCED-RISK ALLOCATION OMNIBUS ACCOUNT C/O INVESCO ADVISERS 11 GREENWAY PLAZA SUITE 2500 HOUSTON, TX 77046-1134	13.97%	—
JEFFERSON NATIONAL LIFE INSURANCE 10350 ORMSBY PARK PL STE 600 LOUISVILLE, KY 40223-6178	73.88%	—

Invesco V.I. Small Cap Equity Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
AXA EQUITABLE LIFE INSURANCE CO 1290 AVENUE OF THE AMERICAS 11.022 NEW YORK, NY 10104-0101	—	5.78%
CUNA MUTUAL VARIABLE LIFE INSURANCE ATTN: VARIABLE PRODUCTS FINANCE 2000 HERITAGE WAY WAVERLY, IA 50677-9208	12.42%	—
GIAC 4BW ATTN: PAUL IANNELLI 3900 BURGESS PLACE RETIREMENT SOLUTIONS FM&C NRO BETHLEHEM, PA 18017-9097	—	7.38%
GIAC 4WB ATTN: PAUL IANNELLI 3900 BURGESS PLACE RETIREMENT SOLUTIONS FM&C NRO BETHLEHEM, PA 18017-9097	—	16.46%
GIAC 4WL ATTN: PAUL IANNELLI 3900 BURGESS PLACE RETIREMENT SOLUTIONS FM&C NRO BETHLEHEM, PA 18017-9097	—	6.94%

Invesco V.I. Small Cap Equity Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
HARTFORD LIFE AND ANNUITY SEPARATE ACCOUNT ATTN: UIT OPERATIONS PO BOX 2999 HARTFORD, CT 06104-2999	45.72%	22.88%
HARTFORD LIFE SEPARATE ACCOUNT Attn: UIT OPERATIONS PO BOX 2999 HARTFORD, CT 06104-2999	16.01%
HARTFORD LIFE & ANNUITY SEPARATE ACCOUNT ATTN: UIT OPERATION P.O. BOX 2999 HARTFORD, CT 06104-2999	5.56%
MINNESOTA LIFE INSURANCE CO. ATTN: A6-5216 400 ROBERT ST. N ST PAUL, MN 55101-2037	—	19.56%
PROTECTIVE LIFE VARIABLE ANNUITY INFESTMENT PRODUCT SERVICES PROTECTIVE LIFE INSURANCE COMPANY PO BOX 10648 BIRMINGHAM, AL 35202-0648	—	5.33%

Invesco V.I. Technology Fund

	Series I	Series II
	shares	Shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
IDS LIFE INSURANCE COMPANY 222 AXP FINANCIAL CTR. MINNEAPOLIS, MN 55474-0002	33.24%	—
MASS MUTUAL LIFE INS CO. 1295 STATE STREET MIP C105 SPRINGFIELD, MA 01111-0001	9.85%	95.07%
PRUDENTIAL ANNUITIES LIFE ASSURANCE ATTN: SEPARATE ACCTS TRADE CONFIRMS PO BOX 883 1 CORPORATE DR SHELTON, CT 06484-0883	21.67%	—
Invesco V.I. Utilities Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
ALLSTATE LIFE INSURANCE CO. GLAC VA3 FINANCIAL CONTROL UNIT P.O. BOX 94210 PALATINE, IL 60094-4210	—	11.74%
ALLSTATE LIFE INSURANCE COMPANY GLAC PROPRIETARY FINANCIAL CONTROL UNIT P.O. BOX 94210 PALATINE, IL 60094-4210	7.41%	—
AMERICAN NATL GROUP UNALLOCATED 1 MOODY PLZ GALVESTON, TX 77550-7947	5.36%	—
ANNUITY INVESTORS LIFE INSURANCE ATTN: CHRIS ACCURSO P.O. BOX 5423 CINCINNATI, OH 45201-5423	—	87.10%

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY 132 TURNPIKE ROAD SUITE 210 SOUTHBOROUGH, MA 01772-2132	13.09%	—
ZURICH AMERICAN LIFE INSURANCE CO ATTN: INVESTMENT ACCOUNTING LL-2W PO BOX 19097 GREENVILLE, SC 29602-9097	27.19%	—
Invesco V.I. Value Opportunities Fund

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
ALLSTATE LIFE INSURANCE CO. AIM VI-AIM VA3 FINANCIAL CONTROL UNIT P.O. BOX 94210 PALATINE, IL 60094-4210	—	5.09%
AMERICAN ENTERPRISE LIFE INS CO. 1497 AXP FINANCIAL CTR. MINNEAPOLIS, MN 55474-0014	—	16.55%
COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY 132 TURNPIKE ROAD, SUITE 210 SOUTHBOROUGH, MA 01772-2132	—	6.17%
GE LIFE AND ANNUITY ASSURANCE CO. VARIABLE EXTRA CREDIT ATTN: VARIABLE ACCOUNTING 6610 W. BROAD ST. RICHMOND, VA 23230-1702	—	8.14%
HARTFORD LIFE AND ANNUITY SEPARATE ACCOUNT ATTN: UIT OPERATION P.O. BOX 2999 HARTFORD, CT 06104-2999	56.06%	—
HARTFORD LIFE SEPARATE ACCOUNT ATTN: UIT OPERATION P.O. BOX 2999 HARTFORD, CT 06104-2999	20.86%	—

	Series I	Series II
	shares	shares
	Percentage Owned	Percentage Owned
Name and Address of	of	of
Principal Holder	Record	Record
SBLVARIABLE FLEX NQ NAVISYS 1 SW SECURITY BENEFIT PL TOPKEA, KS 66606-2541	—	5.38%
SECURITY BENEFIT LIFE VARIFLEX Q NAVISYS 1 SW SECURITY BENEFIT PL TOPKEA, KS 66636-1000	—	12.70%
TRANSAMERICA LIFE INSURANCE CO. LANDMARK ATTN: FMD OPERATIONAL ACCOUNTING 4333 EDGEWOOD RD. NE CEDAR RAPIDS, IA 52499-0001	—	16.87%
TRANSAMERICA LIFE INSURANCE CO. EXTRA Attn: FMD OPERATIONAL ACCOUNTING 4333 EDGEWOOD RD. NE CEDAR RAPIDS, IA 52499-0001	—	5.79%
Management Ownership
          As of April 1, 2013, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

APPENDIX G
MANAGEMENT FEES
For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund were as follows:

	2012			2011			2010
			Net			Net			Net
	Management	Management	Management	Management	Management	Management	Management	Management	Management
Fund Name	Fee Payable	Fee Waivers	Fee Paid	Fee Payable	Fee Waivers	Fee Paid	Fee Payable	Fee Waivers	Fee Paid
Invesco V.I. Balanced-Risk Allocation Fund	$7,226,293	$3,473,065	$3,753,228	$1,261,677	$703,730	$557,947	$—	$—	$—
Invesco V.I. Core Equity Fund	7,136,331	194,333	6,941,998	7,791,172	208,222	7,582,950	8,455,331	325,026	8,130,305
Invesco V.I. Diversified Income Fund	140,005	140,005	—	139,937	139,937	—	146,059	146,059	—
Invesco V.I. Global Health Care Fund	1,163,410	14,713	1,148,697	1,142,861	10,456	1,132,405	1,176,576	11,733	1,164,843
Invesco V.I. Global Real Estate Fund	1,858,213	7,785	1,850,428	1,422,673	3,545	1,419,128	1,082,146	2,721	1,079,425
Invesco V.I. Government Securities Fund	5,544,463	1,316,203	4,228,260	5,702,112	1,428,955	4,273,157	5,517,804	279,186	5,238,618
Invesco V.I. High Yield Fund	700,730	285,628	415,102	512,057	191,950	320,107	346,698	124,628	222,070
Invesco V.I. International Growth Fund	9,327,362	175,809	9,151,553	8,381,388	126,641	8,254,747	10,017,355	146,928	9,870,427
Invesco V.I. Mid Cap Core Equity Fund	2,843,679	123,844	2,719,835	3,202,658	96,968	3,105,690	3,384,323	112,810	3,271,513
Invesco V.I. Money Market Fund	872,758	668,624	204,134	422,712	422,026	686	122,854	122,854	—
Invesco V.I. Small Cap Equity Fund	2,108,767	3,921	2,104,846	2,060,392	11,374	2,049,018	1,620.986	7,662	1,613,324
Invesco V.I. Technology Fund	794,695	4,218	790,477	920,424	4,687	915,737	869,432	5,592	863,840
Invesco V.I. Utilities Fund	418,656	24,972	393,684	400,703	81,236	319,467	398,396	77,324	321,072
Invesco V.I. Value Opportunities Fund	1,656,656	16,674	1,639,982	1,902,600	(10,843)	1,891,757	2,237,405	12,010	2,225,395

G-1

APPENDIX H
PORTFOLIO MANAGERS
Portfolio Manager Fund Holdings and Information on Other Managed Accounts
          Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The ‘Investments’ chart reflects the portfolio managers’ investments in the Funds that they manage. Accounts are grouped into three categories: (i) investments made directly in the Fund, (ii) investments made in an Invesco pooled investment vehicle with the same or similar objectives and strategies as the Fund, and (iii) any investments made in any Invesco Fund or Invesco pooled investment vehicle. The ‘Assets Managed’ chart reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies, (ii) other pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
Investments
The following information is as of December 31, 2012:

		Dollar Range of	Dollar Range of all
	Dollar Range of	Investments in Invesco	Investments in Funds and
Portfolio	Investments in each	Funds and/or pooled	Invesco pooled investment
Manager	Fund[1]	investment vehicles[2]	vehicles[3]
Invesco V. I. Balanced Risk Allocation Fund
Mark Ahnrud	None[4]	Over $1,000,000	Over $1,000,000
Chris Devine	None[4]	$100,001-$500,000	$500,001-$1,000,000
Scott Hixon	None[4]	$500,001-$1,000,000	Over $1,000,000
Christian Ulrich	None[4]	$100,001-$500,000	$500,001-$1,000,000
Scott Wolle	None[4]	Over $1,000,000	Over $1,000,000
Invesco V.I. Core Equity Fund
Tyler Dann, II	None[4]	$100,001-$500,000	$500,001-$1,000,000
Brian Nelson	None[4]	$100,001-$500,000	Over $1,000,000
Ronald Sloan	None[4]	Over $1,000,000	Over $1,000,000
Invesco V.I. Diversified Income Fund
Chuck Burge	None	N/A	$100,001-$500,000
Darren Hughes	None	N/A	$500,001-$1,000,000
Scott Roberts	None	N/A	$500,001-$1,000,000

[1]
This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.

[2]
This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco Funds and/or Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.

[3]	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.

[4]
The Portfolio Manager manages and has made investments in an Invesco Fund with the same or similar objectives and strategies as the Fund (a Patterned Fund) as of the most recent fiscal year end of the Patterned Fund.

H-1

		Dollar Range of	Dollar Range of all
	Dollar Range of	Investments in Invesco	Investments in Funds and
Portfolio	Investments in each	Funds and/or pooled	Invesco pooled investment
Manager	Fund[1]	investment vehicles[2]	vehicles[3]
Invesco V.I. Global Health Care Fund
Derek Taner	None[4]	$50,001-$100,000	$100,001-$500,000
Invesco V.I. Global Real Estate Fund
Mark Blackburn	None[4]	$100,001-$500,000	$100,001-$500,000
James Cowen	None	None	Over $1,000,000
Paul Curbo	None	None	$100,001-$500,000
Joe Rodriguez, Jr.	None	None	Over $1,000,000
Darin Turner	None	None	$100,001-$500,000
Ping Ying Wang	None	None	$100,001-$500,000
Invesco V.I. Government Securities Fund
Clint Dudley	None[4]	$1-$10,000	$100,001-$500,000
Brian Schneider	None[4]	$10,001-$50,000	$500,001-$1,000,000
Invesco V.I. High Yield Fund
Darren Hughes	None[4]	$100,001-$500,000	$500,001-$1,000,000
Scott Roberts	None[4]	$100,001-$500,000	$500,001-$1,000,000
Invesco V.I. International Growth Fund
Brent Bates	None[4]	$100,001-$500,000	Over $1,000,000
Steve Cao	None[4]	$50,001-$100,000	Over $1,000,000
Matthew Dennis	None[4]	$100,001-$500,000	Over $1,000,000
Jason Holzer	None[4]	$100,001-$500,000	Over $1,000,000
Mark Jason	None[4]	$100,001-$500,000	$500,001-$1,000,000
Richard Nield	None[4]	$100,001-$500,000	$500,001-$1,000,000
Clas Olsson	None[4]	Over $1,000,000	Over $1,000,000
Invesco V.I. Mid Cap Core Equity Fund
Doug Asiello	None[4]	$100,001-$500,000	$500,001-$1,000,000
Brian Nelson	None[4]	$100,001-$500,000	Over $1,000,000
Ronald Sloan	None[4]	Over $1,000,000	Over $1,000,000
Invesco V.I. Small Cap Equity Fund
Juliet Ellis	None[4]	Over $1,000,000	Over $1,000,000
Juan Hartsfield	None[4]	$100,001-$500,000	$500,001-$1,000,000
Invesco V.I. Technology Fund
Brian Nelson	None[4]	$1-$10,000	Over $1,000,000
Warren Tennant	None[4]	$10,001-$50,000	$500,001-$1,000,000
Invesco V.I. Utilities Fund
Robert Botard	None[4]	$10,001-$50,000	$500,001-$1,000,000
Meggan Walsh	None	None	Over $1,000,000
Invesco V.I. Value Opportunities Fund
Devin Armstrong	None[4]	$1-$10,000	$500,001-$1,000,000
Kevin Holt	None[4]	$50,001-$100,000	Over $1,000,000

H-2

		Dollar Range of	Dollar Range of all
	Dollar Range of	Investments in Invesco	Investments in Funds and
Portfolio	Investments in each	Funds and/or pooled	Invesco pooled investment
Manager	Fund[1]	investment vehicles[2]	vehicles[3]
Yoginder Kak	None[4]	$100,001-$500,000	$100,001-$500,000
Jason Leder	None[4]	Over $1,000,000	Over $1,000,000
Matthew Seinsheimer	None[4]	$100,001-$500,000	Over $1,000,000
James Warwick	None	None	$100,001-$500,000
Assets Managed
The following information is as of December 31, 2012:

	Other Registered Investment		Other Pooled Investment
	Companies Managed (assets in		Vehicles Managed (assets in				Other Accounts Managed
	millions)		millions)				(assets in millions)[5]
Portfolio	Number of		Number of				Number of
Manager	Accounts	Assets	Accounts		Assets		Accounts		Assets
Invesco V. I. Balanced Risk Allocation Fund
Mark Ahnrud	32	$21,446.0	4	[6]	$1,960.0	[6]	1		$96.05
Chris Devine	32	$21,446.0	4	[6]	$1,960.0	[6]	1		$96.05
Scott Hixon	32	$21,446.0	4	[6]	$1,960.0	[6]	1		$96.05
Christian Ulrich	32	$21,446.0	4	[6]	$1,960.0	[6]	1		$96.05
Scott Wolle	32	$21,446.0	4	[6]	$1,960.0	[6]	1		$96.05
Invesco V.I. Core Equity Fund
Tyler Dann, II	2	$6,547.9	1		$212.0		141	[5]	$37.9	[5]
Brian Nelson	6	$8,983.3	1		$101.2		2,994	[5]	$555.2	[5]
Ronald Sloan	3	$8,124.3	None		None		2,994	[5]	$555.2	[5]
Invesco V.I. Diversified Income Fund
Chuck Burge	8	$15,344.1	7		$3,518.2		2		$285.6
Darren Hughes	9	$4,115.2	None		None		None		None
Scott Roberts	9	$4,115.2	1		$29.6		None		None
Invesco V.I. Global Health Care Fund
Derek Taner	1	$1,103.9	2		$144.3		None		None
Invesco V.I. Global Real Estate Fund
Mark Blackburn	9	$6,635.5	8		$1,445.3		40	[7]	$11,711.8	[7]
James Cowen	4	$3,337.5	8		$1,445.3		40	[7]	$11,711.8	[7]
Paul Curbo	9	$6,635.5	8		$1,445.3		40	[7]	$11,711.8	[7]
Joe Rodriguez, Jr.	9	$6,635.5	8		$1,445.3		40	[7]	$11,711.8	[7]
Darin Turner	5	$5,731.5	8		$1,445.3		40	[7]	$11,711.8	[7]

[5]
These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

[6]	This amount includes 1 fund that pays performance-based fees with $58.0M in total assets under management.

[7]	This amount includes 1 fund that pays performance-based fees with $145.4 M in total assets under management.

H-3

	Other Registered Investment		Other Pooled Investment
	Companies Managed (assets in		Vehicles Managed (assets in		Other Accounts Managed
	millions)		millions)		(assets in millions)[5]
Portfolio	Number of		Number of		Number of
Manager	Accounts	Assets	Accounts	Assets	Accounts		Assets
Ping Ying Wang	8	$5,904.4	8	$1,445.3	40	[7]	$11,711.8	[7]
Invesco V.I. Government Securities Fund
Clint Dudley	2	$1,617.9	None	None	None		None
Brian Schneider	3	$1,182.4	2	$275.9	9		$493.9
Invesco V.I. High Yield Fund
Darren Hughes	9	$4,023.8	None	None	None		None
Scott Roberts	9	$4,023.8	1	$29.6	None		None
Invesco V.I. International Growth Fund
Brent Bates	None	None	None	None	None		None
Steve Cao	17	$16,420.2	2	$453.2	8,030	[5]	$3,318.6	[5]
Matthew Dennis	13	$12,212.4	5	$653.1	8,029	[5]	$3,066.9	[5]
Jason Holzer	20	$14,775.2	7	$1,455.5	8,030	[5]	$3,318.6	[5]
Mark Jason	13	$15,033.5	1	$211.5	8,029	[5]	$3,066.9	[5]
Richard Nield	4	$1,985.2	5	$1,002.3	None		None
Clas Olsson	17	$13,543.4	7	$1,455.5	8,030	[5]	$3,318.6	[5]
Invesco V.I. Mid Cap Core Equity Fund
Doug Asiello	1	$2,449.1	None	None	2,853	[5]	$517.4	[5]
Brian Nelson	6	$9,749.4	1	$101.2	2,994	[5]	$555.2	[5]
Ronald Sloan	3	$8,890.3	None	None	2,994	[5]	$555.2	[5]
Invesco V.I. Small Cap Equity
Juliet Ellis	13	$5,581.5	1	$617.8	2		$1,667.0
Juan Hartsfield	14	$6,208.9	2	$649.1	2		$1,667.0
Invesco V.I. Technology Fund
Brian Nelson	6	$10,029.5	1	$101.2	2,853	[5]	$517.4	[5]
Warren Tennant	2	$761.5	1	$101.2	None		None
Invesco V.I. Utilities Fund
Robert Botard	1	$350.5	None	None	None		None
Meggan Walsh	3	$6,111.0	None	None	None		None
Invesco V.I. Value Opportunities Fund
Devin Armstrong	10	$16,748.5	1	$119.8	3,290	[5]	$428.8	[5]
Kevin Holt	10	$16,748.5	1	$119.8	3,290	[5]	$428.8	[5]
Yoginder Kak	1	$887.5	None	None	None		None
Jason Leder	10	$16,748.5	1	$119.8	3,290	[5]	$428.8	[5]
Matthew Seinsheimer	10	$16,748.5	1	$119.8	3,290	[5]	$428.8	[5]
James Warwick	10	$16,748.5	1	$119.8	3,290	[5]	$428.8	[5]
          Potential Conflicts of Interest
          Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically,

H-4

portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

➢
The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

➢
If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

➢
The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

➢
Finally, the appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities.

          The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Description of Compensation Structure
For the Adviser and each affiliated Sub-Adviser
          The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:
          Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.
          Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for the Adviser

H-5

and each of the Sub-Adviser’s investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).
          Each portfolio manager’s compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.
          Table 1

Sub-Adviser	Performance time period[8]
Invesco [9] Invesco Australia Invesco Deutschland Invesco Hong Kong[9] Invesco Asset Management	One-, Three- and Five-year performance against Fund peer group.

Invesco- Invesco Real Estate [9,10]	Not applicable
Invesco Senior Secured[9,11]

Invesco Canada[9]	One-year performance against Fund peer group. Three- and Five-year performance against entire universe of Canadian funds.

Invesco Japan[12]	One-, Three- and Five-year performance against the appropriate Micropol benchmark.
          High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.
          Deferred / Long-Term Compensation. Portfolio managers may be granted an annual deferral award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time by the Compensation Committee of Invesco Ltd.’s Board of Directors. Awards of deferred / long-term compensation typically vest over time, so as to create incentives to retain key talent.
          Portfolio managers also participate in benefit plans and programs available generally to all employees.

[8]	Rolling time periods based on calendar year-end.

[9]
Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible Funds selected by the portfolio manager at the time the award is granted.

[10]
Portfolio Managers for Invesco Global Real Estate Fund, Invesco Real Estate Fund, Invesco Global Real Estate Income Fund and Invesco V.I. Global Real Estate Fund base their bonus on new operating profits of the U.S. Real Estate Division of Invesco.

[11]	Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.

[12]	Portfolio Managers for Invesco Pacific Growth Fund’s compensation is based on the one-, three- and five-year performance against the appropriate Micropol benchmark.

H-6

APPENDIX I
ADMINISTRATIVE SERVICES FEES
          The Funds paid Invesco the following amounts for administrative services for the last three fiscal periods:

Fund Name	2012	2011	2010
Invesco V.I. Balanced-Risk Allocation Fund	1,566,467	$394,133	$—
Invesco V.I. Core Equity Fund	3,051,190	3,331,528	3,360,908
Invesco V.I. Diversified Income Fund	90,017	90,402	91,894
Invesco V.I. Global Health Care Fund	433,602	426,480	436,324
Invesco V.I. Global Real Estate Fund	667,621	510,604	395,792
Invesco V.I. Government Securities Fund	3,203,848	3,324,390	3,241,798
Invesco V.I. High Yield Fund	314,860	228,977	182,873
Invesco V.I. International Growth Fund	3,480,071	3,137,238	3,765,710
Invesco V.I. Mid Cap Core Equity Fund	1,064,219	1,224,573	1,273,541
Invesco V.I. Money Market Fund	282,655	94,704	102,235
Invesco V.I. Small Cap Equity Fund	752,790	753,200	601,988
Invesco V.I. Technology Fund	308,497	352,655	335,028
Invesco V.I. Utilities Fund	205,116	200,579	199,065
Invesco V.I. Value Opportunities Fund	638,871	727,733	861,228

I-1

APPENDIX J
BROKERAGE COMMISSIONS
AND COMMISSIONS ON AFFILIATED TRANSACTIONS
          Set forth below are brokerage commissions1 paid by each of the Funds listed below during the last three fiscal years or period ended December 31. Unless otherwise indicated, the amount of brokerage commissions paid by a Fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover:

								% of Total
							% of Total	Brokerage
							Brokerage	Transactions
							Commissions	Effected
	Total $ Amount of			Total $ Amount of			Paid to the	Through
	Brokerage Commissions			Brokerage Commissions			Affiliated	Affiliated
	Paid			Paid to Affiliated Brokers			Brokers	Brokers
Fund	2012	2011	2010	2012	2011	2010	2012	2012
Invesco V.I. Balanced-Risk Allocation Fund	$476,357	$7,397	N/A	$0	N/A	N/A	0%	0%
Invesco V.I. Core Equity Fund	1,083,036	$1,204,938	$1,458,369	0	N/A	N/A	0	0
Invesco V.I. Dividend Income Fund	N/A	N/A	N/A	0	N/A	N/A	0	0
Invesco V.I. Global Health Care Fund	136,763	257,639	88,718	963	N/A	N/A	0.70	1.38
Invesco V.I. Global Real Estate Fund	365,894	150,654	346,980	0	N/A	N/A	0	0
Invesco V.I. Government Securities Fund	N/A	N/A	N/A	0	N/A	N/A	0	0
Invesco V.I. High Yield Fund	1,007	1000	260	0	N/A	N/A	0	0
Invesco V.I. International Growth Fund	942,691	1,071,481	1,860,413	0	N/A	N/A	0	0
Invesco V.I. Mid Cap Core Equity Fund	453,968	636,459	649,885	1,548	N/A	N/A	0.34	0.88
Invesco V.I. Money Market Fund	N/A	N/A	N/A	0	N/A	N/A	0	0
Invesco V.I. Small Cap Equity Fund	275,909	349,700	272,609	0	N/A	N/A	0	0
Invesco V.I. Technology Fund	116,912	149,198	184,045	968	N/A	N/A	0.83	1.86
Invesco V.I. Utilities Fund	7,882	20,153	33,828	0	N/A	N/A	0	0
Invesco V.I. Value Opportunities Fund	77,024	122,050	659,900	77	N/A	N/A	0.10	0.04

[1]	Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

J-1

APPENDIX K
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
SECURITIES OF REGULAR BROKERS OR DEALERS
          During the last fiscal year ended December 31, 2012, each Fund allocated the following amount of transactions to broker-dealers that provided Invesco with certain research, statistics and other information:

		Related
Fund Commissions*	Transactions*	Brokerage
Invesco V.I. Balanced-Risk Allocation Fund	$—	$—
Invesco V.I. Core Equity Fund	957,256,864	1,037,614
Invesco V.I. Diversified Income Fund	N/A	N/A
Invesco V.I. Global Health Care Fund	108,278,808	120,081
Invesco V.I. Global Real Estate Fund	201,867,015	299,001
Invesco V.I. Government Securities Fund	N/A	N/A
Invesco V.I. High Yield Fund	11,073	6.45
Invesco V.I. International Growth Fund	574,069,474	917,043
Invesco V.I. Mid Cap Core Equity Fund	348,317,965	412,919
Invesco V.I. Money Market Fund	N/A	N/A
Invesco V.I. Small Cap Equity Fund	155,307,269	211,822
Invesco V.I. Technology Fund	87,536,838	110,093
Invesco V.I. Utilities Fund	8,436,549	7,556
Invesco V.I. Value Opportunities Fund	83,799,623	69,643

*	Amounts reported are inclusive of commissions paid to, and brokerage transactions placed with, certain brokers that provide execution, research and other services.
          During the last fiscal year ended December 31, 2012, the Funds held securities issued by the following companies, which are “regular brokers” or dealers of the Fund identified below:

		Market Value (as of
		December 31,
Fund / Issuer	Security	2012)
Invesco V.I. Value Opportunities Fund
Bank of America Corp.	Common Stock	$4,627,205
Goldman Sachs Group, Inc. (The)	Common Stock	3,072,538
Morgan Stanley	Common Stock	3,517,105

K-1

APPENDIX L
CERTAIN FINANCIAL ADVISERS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS

1st Global Capital Corporation
ACS HR Solutions
1st Partners, Inc.
401k Exchange, Inc.
401k Producer Services
A G Edwards & Sons, Inc.
ADP Broker Dealer, Inc.
AIG Retirement
Advantage Capital Corporation
Advest Inc.
Allianz Life
Allstate
Alliance Benefit Group
American Enterprise Investment
American Portfolios Financial Services Inc.
American Skandia Life Assurance Corporation
American United Life Insurance Company
Ameriprise Financial Services Inc.
Ameritrade
Ascensus
Associated Securities Corporation
AXA Advisors, LLC
AXA Equitable
Baden Retirement Plan Services
The Bank of New York
Bank of America
Bank of Oklahoma
Barclays Capital Inc.
BCG Securities
Bear Stearns Securities Corp.
Bear Stearns and Co. Inc.
Benefit Plans Administrators
Benefit Trust Company
BMO Harris Bank NA
BNP Paribas
BOSC, Inc.
Branch Banking & Trust Company
Brinker Capital
Brown Brothers Harriman & Co.
Buck Kwasha Securities LLC
Cadaret Grant & Company, Inc.
Cambridge Investment Research, Inc.
Cantella & Co., Inc.
Capital One Investment Services LLC
Center for Due Diligence
Cantor Fitzgerald & Co.
Centennial Bank
Charles Schwab & Company, Inc.
Chase Insurance Life Annuity
Chase Citibank, N.A.
Citigroup Global Markets Inc.
Citi Smith Barney

Citibank NA
Citistreet
City National
Comerica Bank
Commerce Bank
Commonwealth Financial Network LPL
Community National Bank
Compass Bank
Compass Brokerage, Inc.
Contemporary Financial Solutions, Inc.
CPI Qualified Plan Consultants, Inc.
Credit Suisse Securities
Crowell Weedon & Co.
CUNA Brokerage Services, Inc.
CUSO Financial Services, Inc.
D.A. Davidson & Company
Daily Access Corporation
Deutsche Bank Securities, Inc.
Diversified Investment Advisors
Dorsey & Company Inc.
Edward Jones & Co.
Equity Services, Inc.
Expertplan
Fidelity
Fifth Third Bank
Fifth Third Securities, Inc.
Financial Data Services Inc.
Financial Network Investment Corporation
Financial Planning Association
Financial Services Corporation
First Clearing Corp.
First Command Financial Planning, Inc.
First Financial Equity Corp.
First Southwest Company
Frost Brokerage Services, Inc.
Frost National Bank
FSC Securities Corporation
Fund Services Advisors, Inc.
Gardner Michael Capital, Inc.
GE Capital Life Insurance Company of New York
GE Life & Annuity Company
Genworth
Genworth Financial Securities Corp.
Glenbrook Life and Annuity Company
Goldman, Sachs & Co.
Great West Life
Guaranty Bank & Trust
Guardian
GunnAllen Financial
GWFS Equities, Inc.
Hare and Company

Hartford
H.D. Vest
Hewitt Financial Services
Hightower Securities, LLC
Hornor, Townsend & Kent, Inc.
Huntington Capital
Huntington National Bank
The Huntington Investment Company
ICMA Retirement Corporation
ING
Intersecurities, Inc.
INVEST Financial Corporation, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Jackson National Life
Jefferson National Life Insurance Company
Jefferson Pilot Securities Corporation
J.M. Lummis Securities
JP Morgan
Kanaly Trust Company
Kemper
LaSalle Bank, N.A.
Lincoln Financial
Lincoln Investment Planning
Loop Capital Markets, LLC
LPL Financial Corp.
M & T Securities, Inc.
M M L Investors Services, Inc.
Marshall & Ilsley Trust Co., N.A.
Mass Mutual
Matrix
Mellon Bank N.A.
Mellon Financial
Mellon Financial Markets
Mercer Trust Company
Merrill Lynch
Metlife
Metropolitan Life
Meyer Financial Group, Inc.
Minnesota Life Insurance Co.
Money Concepts
Morgan Keegan & Company, Inc.
Morgan Stanley.
MSCS Financial Services, LLC
Multi-Financial Securities Corporation
Municipal Capital Markets Group, Inc.
Mutual Service Corporation
Mutual Services, Inc.
N F P Securities, Inc.
NatCity Investments, Inc.
National Financial Services Corporation
National Planning Corporation
National Planning Holdings

L-1

National Retirement Partners Inc.
Nationwide
New York Life
Next Financial Group, Inc.
NFP Securities Inc.
NRP Financial
Northeast Securities, Inc.
Northwestern Mutual Investment Services
OneAmerica Financial Partners Inc.
Oppenheimer & Company, Inc.
Oppenheimer Securities
Oppenheimer Trust Company
Pacific Life
Penn Mutual Life
Penson Financial Services
Pershing LLC
PFS Investments, Inc.
Phoenix Life Insurance Company
Piper Jaffray
PJ Robb
Plains Capital Bank
Plan Administrators
Planco
PNC Bank, N.A.
PNC Capital Markets LLC
PNC Investments, LLC
Primevest Financial Services, Inc.
Princeton Retirement Group, Inc.
Principal Financial
Proequities, Inc.
Prudential
R B C Dain Rauscher, Inc.
RBC Wealth Management
Raymond James
Ridge Clearing
Robert W. Baird & Co.
Ross Sinclair & Associates LLC
Royal Alliance Associates
Riversource (Ameriprise)
RSBCO
S I I Investments, Inc.
SagePoint Financial, Inc.
Salomon Smith Barney
Sanders Morris Harris
SCF Securities, Inc.
Scott & Stringfellow, Inc.
Securities America, Inc.
Securian Financial Services, Inc.
Security Distributors, Inc.
Sentra Securities
Signator Investors, Inc.
Silverton Capital, Corp.
Simmons First Investment Group, Inc.
Smith Barney Inc.
Smith Hayes Financial Services
Southwest Securities

Sovereign Bank
Spelman & Company
State Farm
State Street Bank & Trust Company
Sterne Agee Financial Services, Inc.
Stifel Nicolaus & Company
Summit Brokerage Servcies, Inc.
Summit Equities, Inc.
SunAmerica Securities, Inc.
SunGard
Sun Life
SunTrust
SunTrust Robinson Humphrey, Inc.
SWS Financial Services, Inc.
Symetra Investment Services Inc.
TD Ameritrade
The (Wilson) William Financial Group
TFS Securities, Inc.
Transamerica Financial Advisors, Inc.
Transamerica Life
Transamerica Capital Inc.
Transamerica Treasury Curve, LLC
Treasury Strategies
T Rowe Price
Trust Management Network, LLC
U.S. Bancorp
UBS Financial Services Inc.
UMB Financial Services, Inc.
Union Bank
Union Bank of California, N.A.
Union Central
United Planners Financial
USB Financial Services, Inc.
US Bank
U.S. Bank, N.A.
UVEST
USI Securities, Inc.
The Vanguard Group
Vanguard Marketing Corp.
V S R Financial Services, Inc.
VALIC Financial Advisors, Inc.
Vining Sparks IBG, LP
Wachovia Capital Markets, LLC
Wachovia
Waddell & Reed, Inc.
Wadsworth Investment Co., Inc.
Wall Street Financial Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo
Woodbury Financial Services, Inc.
Zions Bank

L-2

APPENDIX M
AMOUNTS PAID TO INVESCO DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLAN
          A list of amounts paid by each class of shares to Invesco Distributors, Inc. pursuant to the Plan for the fiscal year or period ended December 31, 2012 are as follows:

	Series I	Series II
Fund	shares	shares
Invesco V.I. Balanced-Risk Allocation Fund	N/A	$1,936,502
Invesco V.I. Core Equity Fund	N/A	206,896
Invesco V.I. Diversified Income Fund	N/A	633
Invesco V.I. Global Health Care Fund	N/A	77,787
Invesco V.I. Global Real Estate Fund	N/A	228,382
Invesco V.I. Government Securities Fund	N/A	687,286
Invesco V.I. High Yield Fund	N/A	31,930
Invesco V.I. International Growth Fund	N/A	1,828,836
Invesco V.I. Mid Cap Core Equity Fund	N/A	199,533
Invesco V.I. Money Market Fund	N/A	2,241
Invesco V.I. Small Cap Equity Fund	N/A	174,863
Invesco V.I. Technology Fund	N/A	5,030
Invesco V.I. Utilities Fund	N/A	4,521
Invesco V.I. Value Opportunities Fund	N/A	254,613

M-1

APPENDIX N
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN
          An estimate by category of the allocation of actual fees paid by Series II shares of the Funds during the fiscal year or period ended December 31, 2012 follows:

		Printing		Compensation	Compensation	Annual
		&		to	to Sales	Report
	Advertising	Mailing	Seminars	Dealer*	Personnel	Total
Invesco V.I. Balanced-Risk Allocation Fund	—	—	—	$1,936,502	—	$1,936,502
Invesco V.I. Core Equity Fund	—	—	—	206,896	—	206,896
Invesco V.I. Diversified Income Fund	—	—	—	633	—	633
Invesco V.I. Global Health Care Fund	—	—	—	77,787	—	77,787
Invesco V.I. Global Real Estate Fund	—	—	—	228,382	—	228,382
Invesco V.I. Government Securities Fund	—	—	—	687,286	—	687,286
Invesco V.I. High Yield Fund	—	—	—	31,930	—	31,930
Invesco V.I. International Growth Fund	—	—	—	1,828,836	—	1,828,836
Invesco V.I. Mid Cap Core Equity Fund	—	—	—	199,533	—	199,533
Invesco V.I. Money Market Fund	—	—	—	0	—	0
Invesco V.I. Small Cap Equity Fund	—	—	—	174,863	—	174,863
Invesco V.I. Technology Fund	—	—	—	5,030	—	5,030
Invesco V.I. Utilities Fund	—	—	—	4,521	—	4,521
Invesco V.I. Value Opportunities Fund	—	—	—	254,613	—	254,613

*
Compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Shares to fund variable annuity and variable insurance contracts investing directly in the Shares.

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Statement of Additional Information	April 29, 2013

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
This Statement of Additional Information (the SAI) relates to each portfolio (each a Fund, collectively the Funds) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Trust) listed below. Each Fund offers separate classes of shares as follows:

Fund	Series I	Series II
Invesco V.I. American Franchise Fund[1]	Series I	Series II
Invesco V.I. American Value Fund[2]	Series I	Series II
Invesco V.I. Comstock Fund[3]	Series I	Series II
Invesco V.I. Diversified Dividend Fund	Series I	Series II
Invesco V.I. Equally-Weighted S&P 500 Fund	Series I	Series II
Invesco V.I. Equity and Income Fund[4]	Series I	Series II
Invesco V.I. Global Core Equity Fund	Series I	Series II
Invesco V.I. Growth and Income Fund[5]	Series I	Series II
Invesco V.I. Mid Cap Growth Fund[6]	Series I	Series II
Invesco V.I. S&P 500 Index Fund	Series I	Series II

[1]	Formerly known as Invesco Van Kampen V.I. American Franchise Fund

[2]	Formerly known as Invesco Van Kampen V.I. American Value Fund

[3]	Formerly known as Invesco Van Kampen V.I. Comstock Fund

[4]	Formerly known as Invesco Van Kampen V.I. Equity and Income Fund

[5]	Formerly known as Invesco Van Kampen V.I. Growth and Income Fund

[6]	Formerly known as Invesco Van Kampen V.I. Mid Cap Growth Fund

Statement of Additional Information	April 29, 2013

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
This SAI is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Funds listed below. Portions of each Fund’s financial statements are incorporated into this SAI Information by reference to such Fund’s most recent Annual Report to shareholders. You may obtain, without charge, a copy of any Prospectus and/or Annual Report for any Fund listed below from an authorized dealer or by writing to:
Invesco Distributors, Inc.
P.O. Box 219078
Kansas City, Missouri 64121-9078
or by calling (800) 959-4246
or on the Internet: www.invesco.com/us
This SAI, dated April 29, 2013, relates to Series I and Series II shares of the following Prospectuses:

Fund	Series I	Series II
Invesco V.I. American Franchise Fund	April 29, 2013	April 29, 2013
Invesco V.I American Value Fund	April 29, 2013	April 29, 2013
Invesco V.I. Comstock Fund	April 29, 2013	April 29, 2013
Invesco V.I. Diversified Dividend Fund	April 29, 2013	April 29, 2013
Invesco V.I. Equally-Weighted S&P 500 Fund	April 29, 2013	April 29, 2013
Invesco V.I. Equity and Income Fund	April 29, 2013	April 29, 2013
Invesco V.I. Global Core Equity Fund	April 29, 2013	April 29, 2013
Invesco V.I. Growth and Income Fund	April 29, 2013	April 29, 2013
Invesco V.I. Mid Cap Growth Fund	April 29, 2013	April 29, 2013
Invesco V.I. S&P 500 Index Fund	April 29, 2013	April 29, 2013
The Trust has established other funds which are offered by separate prospectuses and a separate SAI.

STATEMENT OF ADDITIONAL INFORMATION

i

ii

GENERAL INFORMATION ABOUT THE TRUST
Fund History
          AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end series management investment company. The Trust was originally organized as a Maryland corporation on January 22, 1993 and re-organized as a Delaware statutory trust on May 1, 2000. Under the Trust’s Agreement and Declaration of Trust, as amended, (the Trust Agreement), the Board of Trustees of the Trust (the Board) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust. Prior to April 30, 2010, the Trust was known as AIM Variable Insurance Funds.
          On June 1, 2010, each Fund assumed the assets and liabilities of its predecessor fund (each a predecessor fund, collectively, the predecessor funds) as shown below.

Fund	Predecessor Fund
Invesco V.I. American Franchise Fund (effective April 29, 2013, formerly Invesco Van Kampen V.I. American Franchise Fund)	Van Kampen LIT Capital Growth Portfolio

Invesco V.I. American Value Fund (effective April 29, 2013, formerly Invesco Van Kampen V.I. American Value Fund)	Van Kampen UIF U.S. Mid cap Value Portfolio

Invesco V.I. Comstock Fund (effective April 29, 2013, formerly Invesco Van Kampen V.I. Comstock Fund)	Van Kampen LIT Comstock Portfolio

Invesco V.I. Diversified Dividend Fund	Morgan Stanley Variable Investment Series Dividend Growth Portfolio

Invesco V.I. Equity and Income Fund (effective April 29, 2013, formerly Invesco Van Kampen V.I. Equity and Income Fund)	Van Kampen UIF Equity and Income Portfolio

Invesco V.I. Equally-Weighted S&P 500 Fund	Morgan Stanley Select Dimensions Investment Series Equally-Weighted S&P 500 Portfolio

Invesco V.I. Global Core Equity Fund	Van Kampen UIF Global Value Equity Portfolio

Invesco V.I. Growth and Income Fund (effective April 29, 2013, formerly Invesco Van Kampen V.I. Growth and Income Fund	Van Kampen LIT Growth and Income Portfolio

Invesco V.I. Mid Cap Growth Fund (effective April 29, 2013, formerly Invesco Van Kampen V.I. Mid Cap Growth Fund	Van Kampen LIT Mid Cap Growth Portfolio

Invesco V.I. S&P 500 Index Fund	Morgan Stanley Variable Investment Series S&P 500 Index Portfolio

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          All historical financial information and other information contained in this Statement of Additional Information (SAI) for periods prior to June 1, 2010 relating to each Fund (or any classes thereof) is that of its predecessor fund (or the corresponding classes thereof).
Shares of Beneficial Interest
          Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust.
          The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust’s books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund subject to oversight by the Board, primarily on the basis of relative net assets, or other relevant factors.
          Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.
          Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.
          The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.
          The Trust understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from owners of variable annuity contracts and variable life insurance policies (Contract Owners), annuitants and beneficiaries. Fund shares held by a separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a separate account that are not attributable to Contract Owners will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.
          Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class’s distribution plan.
          Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Advisers, Inc. (the Adviser or Invesco). When issued,

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shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. There are no conversion rights. Shares do not have cumulative voting rights, which means that when shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.
          Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.
          The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust (Disabling Conduct). The Trust’s Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust’s Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.
Share Certificates.
          Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.
DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
Classification
          The Trust is an open-end management investment company. Each of the Funds is “diversified” for purposes of the 1940 Act.
Investment Strategies and Risks
          Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each Fund’s prospectus. Where a particular type of security or investment technique is not discussed in a Fund’s prospectus, that security or investment technique is not a principal investment strategy.

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          Unless otherwise indicated, a Fund may invest in all of the following types of investments. Not all of the Funds invest in all of the types of securities or use all of the investment techniques described below, and a Fund might not invest in all of these types of securities or use all of these techniques at any one time. Invesco and/or the Sub-Advisers may invest in other types of securities and may use other investment techniques in managing the Funds, including those described below for Funds not specifically mentioned as investing in the security or using the investment technique, as well as securities and techniques not described. A Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by a Fund’s investment objective(s), policies and restrictions described in that Fund’s prospectus and/or this SAI, as well as the federal securities laws.
          The Funds’ investment objectives, policies, strategies and practices described below are non-fundamental and may be changed without approval of the holders of the Funds’ voting securities unless otherwise indicated.
Equity Investments
          Each Fund may invest in the Equity Investments described below:
          Common Stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. A Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.
          The prices of common stocks change in response to many factors, including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
          Preferred Stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company’s earnings. Preferred stock also generally has a preference over common stock on the distribution of a company’s assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company’s assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company’s debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
          Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.
          Convertible Securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security

4

held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.
          A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer’s balance sheet. To the extent that a Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.
          Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.
          The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.
          If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
          While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating and investment limitation purposes.
          Alternative Entity Securities. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

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Foreign Investments
          Foreign Securities. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), or other securities representing underlying securities of foreign issuers (foreign securities). ADRs are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. ADRs are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. EDRs are similar to ADRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs and EDRs entitle the holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs or EDRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs or EDRs that are “sponsored” means that the foreign corporation whose shares are represented by the ADR or EDR is actively involved in the issuance of the ADR or EDR, and generally provides material information about the corporation to the U.S. market. An “unsponsored” ADR or EDR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR or EDR may not reflect important facts known only to the foreign company.
          Foreign debt securities include corporate debt securities of foreign issuers, certain foreign bank obligations (see “Bank Instruments”) and U.S. dollar or foreign currency denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities (see “Foreign Government Obligations”), international agencies and supranational entities.
          The Funds consider various factors when determining whether a company is in a particular country, including whether (1) it is organized under the laws of a country; (2) it has a principal office in a country; (3) it derives 50% or more of its total revenues from businesses in a country; and/or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a particular country.
          Investments by a Fund in foreign securities, including ADRs and EDRs, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below in addition to those accompanying an investment in issuers in the United States.
          Currency Risk. The value in U.S. dollars of the Fund’s non-dollar-denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.
          Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States’ economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.
          Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.

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          There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems it may result in temporary periods when a portion of the Fund’s assets are uninvested and could cause the Fund to miss attractive investment opportunities or a potential liability to the Fund arising out of the Fund’s inability to fulfill a contract to sell such securities.
          Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially less trading volume than the U.S. markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, which may make it more difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.
          Risks of Developing/Emerging Markets Countries. A Fund may invest in securities of companies located in developing/emerging markets countries. Developing and emerging markets countries are those countries in the world other than developed countries of the European Union, the United States of America, Canada, Israel, Japan, Australia, New Zealand, Norway, Switzerland, Hong Kong and Singapore. Developed countries of the European Union are Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Portugal, Spain, Sweden and United Kingdom.
          Investments in developing and emerging markets countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally, and may include the following risks:
i.	Restriction, to varying degrees, on foreign investment in stocks;

ii.	Repatriation of investment income, capital, and the proceeds of sales in foreign countries may require foreign governmental registration and/or approval;

iii.	Greater risk of fluctuation in value of foreign investments due to changes in currency exchange rates, currency control regulations or currency devaluation;

iv.	Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of certain developing and emerging markets countries;

v.
Many of the developing and emerging markets countries’ securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility; and

vi.
There is a risk in developing and emerging markets countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.

          Foreign Government Obligations. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above under Foreign Securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds.”

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          Foreign Exchange Transactions. Each Fund that may invest in foreign currency-denominated securities has the authority to purchase and sell foreign currency options, foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (i.e., for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts (referred to also as forward contracts; see also “Forward Foreign Currency Contracts”). Because forward contracts are privately negotiated transactions, there can be no assurance that a counterparty will honor its obligations.
          The Funds will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion. In addition, dealers may realize a profit based on the difference between the prices at which they buy and sell various currencies in the spot and forward markets.
          A Fund will generally engage in these transactions in order to complete a purchase or sale of foreign currency denominated securities The Funds may also use foreign currency options and forward contracts to increase or reduce exposure to a foreign currency or to shift exposure from one foreign currency to another in a cross currency hedge. Forward contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies; however, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Certain Funds may also engage in foreign exchange transactions, such as forward contracts, for non-hedging purposes to enhance returns. Open positions in forward contracts used for non-hedging purposes will be covered by the segregation of a sufficient amount of liquid assets.
          A Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in connection with currency futures or forward contracts. Currency futures contracts are similar to forward foreign currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars. The uses and risks of currency futures are similar to those of futures relating to securities or indices (see also “Futures and Options”). Currency futures values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the fund’s investments.
          Whether or not any hedging strategy will be successful is highly uncertain, and use of hedging strategies may leave a Fund in a less advantageous position than if a hedge had not been established. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Invesco’s or the Sub-Advisers’ predictions regarding the movement of foreign currency or securities markets prove inaccurate.
          Certain Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Foreign exchange transactions may involve some of the risks of investments in foreign securities. For a discussion of tax considerations relating to foreign currency transactions, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Foreign currency transactions.”
          The CFTC and SEC have recently defined many OTC derivative instruments, including non-deliverable foreign exchange forwards and OTC foreign exchange options, as “swaps.” Therefore, these instruments are now included in calculating a Fund’s derivatives exposure.
          Foreign Bank Obligations. Foreign bank obligations include certificates of deposit, banker’s acceptances and fixed time deposits and other obligations (a) denominated in U.S. dollars and issued by

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a foreign branch of a domestic bank (Eurodollar Obligations), (b) denominated in U.S. dollars and issued by a domestic branch of a foreign bank (Yankee dollar Obligations), and (c) issued by foreign branches of foreign banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.
Exchange-Traded Funds
          Exchange-Traded Funds. Most exchange-traded funds (ETFs) are registered under the 1940 Act as investment companies. Therefore, a Fund’s purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed under “Other Investment Companies.” ETFs have management fees, which increase their cost. Each Fund may invest in exchange-traded funds advised by unaffiliated advisers as well as exchange-traded funds advised by Invesco PowerShares Capital Management LLC (PowerShares). Invesco, the Sub-Advisers and PowerShares are affiliates of each other as they are all indirect wholly-owned subsidiaries of Invesco Ltd.
          ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the price and/or yield of (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency. The performance results of ETFs will not replicate exactly the performance of the pertinent index, basket, commodity or currency due to transaction and other expenses, including fees to service providers, borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index or basket or price of a commodity or currency. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.
          Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Exchange-Traded Notes
          Exchange-Traded Notes. Exchange-traded notes (ETNs) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (i.e., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs (directly or through the Subsidiary) it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by the Fund or the Subsidiary to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

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          ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (IRS) will accept, or a court will uphold, how the Fund or the Subsidiary characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.
          An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.
          The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.
Debt Investments
          U.S. Government Obligations. U.S. Government obligations are obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and include, among other obligations, bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations.
          U.S. Government obligations may be (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has recently provided financial support to Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of FNMA, FHLMC and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest.
          Temporary Investments. Each Fund may invest a portion of its assets in affiliated money market funds or in the types of money market instruments in which those funds would invest or other short-term U.S. Government securities for cash management purposes. The Fund may invest up to 100% of its assets in investments that may be inconsistent with the Fund’s principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. As a result, the Fund may not achieve its investment objective.
          Mortgage-Backed and Asset-Backed Securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by non-government entities. Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as Government National Mortgage Association (GNMA) and government-related organizations such as Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), as well as by non-government issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor

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as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.
          In addition, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly-owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as Fannie Maes) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly-owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as FHLMCs) guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly-owned by public stockholders.
          On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent position. Under the conservatorship, the management of FNMA and FHLMC was replaced.
          Since 2009, both FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of the entities’ mortgage-backed securities.
          In February 2011, the Obama Administration produced a report to Congress outlining proposals to wind down FNMA and FHLMC and reduce the government’s role in the mortgage market. Discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the entities is in question as the U.S. Government considers multiple options regarding the future of FNMA and FHLMC.
          Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received on asset-backed securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

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          If a Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.
          Collateralized Mortgage Obligations (CMOs). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
          CMOs are structured into multiple classes, each bearing a different fixed or floating interest rate and stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.
          In a typical CMO transaction, a corporation (issuer) issues multiple series (i.e., Series A, B, C and Z) of CMO bonds (Bonds). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (Collateral). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.
          CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Funds’ diversification tests.
          FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the FHLMC CMOs are made semiannually. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the FHLMC CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the FHLMC CMOs as

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additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the FHLMC CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC CMO’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.
          Classes of CMOs may also include interest only (IOs) and principal only (POs). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.
          CMOs are generally subject to the same risks as mortgage-backed securities. In addition, CMOs may be subject to credit risk because the issuer or credit enhancer has defaulted on its obligations and a Fund may not receive all or part of its principal. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. Although GNMA guarantees timely payment of GNMA certificates even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.
          Collateralized Debt Obligations (CDOs). A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO’s securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk.
          Collateralized Loan Obligations (CLOs). CLOs are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, a Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
          Credit Linked Notes (CLNs). A CLN is a security with an embedded credit default swap allowing the issuer to transfer a specific credit risk to credit investors.

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          CLNs are created through a Special Purpose Company (“SPC”), or trust, which is collateralized with AAA-rated securities. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. In return for these risks, the CLN holder receives a higher yield. The Fund bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. As with most derivative instruments, valuation of a CLN may be difficult due to the complexity of the security.
          Bank Instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposits, time deposits, and banker’s acceptances from U.S. or foreign banks as well as Eurodollar certificates of deposit (Eurodollar CDs) and Eurodollar time deposits (Eurodollar time deposits) of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.
          An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Securities.
          Commercial Instruments. Commercial instruments include commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars or foreign currencies.
          Commercial instruments are a type of instrument issued by large banks and corporations to raise money to meet their short term debt obligations, and are only backed by the issuing bank or corporation’s promise to pay the face amount on the maturity date specified on the note. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Funds. The interest rate on a master note may fluctuate based on changes in specified interest rates or may be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities. Commercial instruments may not be registered with the U.S. Securities and Exchange Commission (SEC).
          Synthetic Municipal Instruments. Synthetic municipal instruments are instruments, the value of and return on which are derived from underlying securities. Synthetic municipal instruments include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (Underlying Bonds), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

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          Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
          The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.
          Municipal Securities. Municipal Securities include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.
          The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax (AMT) liability and may have other collateral federal income tax consequences. Interest received by the Fund from tax-exempt Municipal Securities may be taxable to shareholders if the Fund fails to qualify to pay exempt — interest dividends by failing to satisfy the requirement that at the close of each quarter of the Fund’s taxable year at least 50% of the Fund’s total assets consists of Municipal Securities.
          The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.
          Municipal Securities also include the following securities:
•
Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

•
Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

•
Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

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•	Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.
          Certain Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.
          After purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody’s Investors Service, Inc. (Moody’s) or Standard and Poor’s Ratings Services (S&P), or another nationally recognized statistical rating organization (NRSRO), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require the Fund to dispose of the security. To the extent that the ratings applied by Moody’s, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Fund will attempt to use comparable credit quality ratings as standards for its investments in Municipal Securities.
          Since the Fund may invest in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.
          The Fund may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.
          The Funds may also invest in taxable municipal securities. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax. If a Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect share price.
          The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.
          Municipal Lease Obligations. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes.
          Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the

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municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities and the risks of holding illiquid securities.
          Investment Grade Debt Obligations. Debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. They may be U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies.
          Investment grade securities are: (i) securities rated BBB- or higher by (“S&P”) or Baa3 or higher by Moody’s or an equivalent rating by another NRSRO, (ii) securities with comparable short-term NRSRO ratings, or (iii) unrated securities determined by the Adviser to be of comparable quality at the time of purchase. The description of debt securities ratings may be found in Appendix A.
          In choosing corporate debt securities on behalf of a Fund, portfolio managers may consider:
(i)	general economic and financial conditions;

(ii)
the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and,

(iii)	other considerations deemed appropriate.
          Debt securities are subject to a variety of risks, such as interest rate risk, income risk, prepayment risk, inflation risk, credit risk, currency risk and default risk.
          Non-Investment Grade Debt Obligations (Junk Bonds). Bonds rated below investment grade (as defined above in “Investment Grade Debt Obligations”) are commonly referred to as “junk bonds.” Analysis of the creditworthiness of junk bond issuers is more complex than that of investment-grade issuers and the success of the Adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment-grade bonds. Description of debt securities ratings are found in Appendix A.
          The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often issued by smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer’s other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and a Fund may have difficulty selling certain junk bonds at the desired time and price. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could cause large fluctuations in the net asset value of that Fund’s shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.

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          Loans, Loan Participations and Assignments. Loans and loan participations are interests in amounts owed by a corporate, governmental or other borrowers to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
          When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.
          Investments in loans, loan participations and assignments present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. The Fund anticipates that loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan at a price that is acceptable or to even obtain pricing information. In addition, some loans, loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.
          Public Bank Loans. Public bank loans are privately negotiated loans for which information about the issuer has been made publicly available. Public loans are made by banks or other financial institutions, and may be rated investment grade (Baa or higher by Moody’s, BBB or higher by S&P) or below investment grade (below Baa by Moody’s or below BBB by S&P). However, public bank loans are not registered under the 1933 Act, and are not publicly traded. They usually are second lien loans normally lower in priority of payment to senior loans, but have seniority in a company’s capital structure to other claims, such as subordinated corporate bonds or publicly-issued equity so that in the event of bankruptcy or liquidation, the company is required to pay down these second lien loans prior to such other lower-ranked claims on their assets. Bank loans normally pay floating rates that reset frequently, and as a result, protect investors from increases in interest rates.
          Bank loans generally are negotiated between a borrower and several financial institutional lenders represented by one or more lenders acting as agent of all the lenders. The agent is responsible for negotiating the loan agreement that establishes the terms and conditions of the loan and the rights of the borrower and the lenders, monitoring any collateral, and collecting principal and interest on the loan. By investing in a loan, a Fund becomes a member of a syndicate of lenders. Certain bank loans are illiquid, meaning the Fund may not be able to sell them quickly at a fair price. Illiquid securities are also difficult to value. To the extent a bank loan has been deemed illiquid, it will be subject to a Fund’s restrictions on investment in illiquid securities. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
          Bank loans are subject to the risk of default. Default in the payment of interest or principal on a loan will result in a reduction of income to a Fund, a reduction in the value of the loan, and a potential decrease in the Fund’s net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Bank loans are subject to the risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments. As discussed above, however, because bank loans reside higher in the capital structure than

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high yield bonds, default losses have been historically lower in the bank loan market. Bank loans that are rated below investment grade share the same risks of other below investment grade securities.
          Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices or other financial indicators (reference instruments). Indexed securities may include structured notes and other securities wherein the interest rate or principal are determined by a reference instrument.
          Most structured notes and indexed securities are fixed income securities that have maturities of three years or less. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the indexed security. Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.
          Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note or indexed security’s issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Further, in the case of certain structured notes or indexed securities in which the interest rate, or exchange rate in the case of currency, is linked to a referenced instrument, the rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to the Fund.
Other Investments
          Additional Information Concerning the S&P 500 Index. The Invesco Equally-Weighted S&P 500 Fund and Invesco V.I. S&P 500 Index Fund are not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of shares of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance of sale of shares of the Fund. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.
          S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, owners of shares of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.
          Real Estate Investment Trusts (REITs). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. Equity REITs invest the

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majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.
          Investments in REITS may be subject to many of the same risks as direct investments in real estate. These risks include difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, heavy cash flow dependency and increases in interest rates. To the extent that a Fund invests in REITs, the Fund could conceivably own real estate directly as a result of a default on the REIT interests or obligations it owns.
          In addition to the risks of direct real estate investment described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the following risks: they are dependent upon management skill and on cash flows; are not diversified; are subject to defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act; and are subject to interest rate risk. A Fund that invests in REITs will bear a proportionate share of the expenses of the REITs.
          Other Investment Companies. A Fund may purchase shares of other investment companies, including exchange-traded funds. For each Fund, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. For example, under certain conditions, a fund may acquire an unlimited amount of shares of mutual funds that are part of the same group of investment companies as the acquiring fund. In addition, these restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the “Affiliated Money Market Funds”).
          When a Fund purchases shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
          Limited Partnerships. A limited partnership interest entitles the Fund to participate in the investment return of the partnership’s assets as defined by the agreement among the partners. As a limited partner, the Fund generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner’s liability generally is limited to the amount of its commitment to the partnership.
          Master Limited Partnerships (MLPs). Operating earnings flow directly to the unitholders of MLPs in the form of cash distributions. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. Operating earnings flow directly to the unitholders of MLPs in the form of cash distributions.
          The risks of investing in an MLP are similar to those of investing in a partnership and include less restrictive governance and regulation, and therefore less protection for the MLP investor, than investors in a corporation. Additional risks include those risks traditionally associated with investing in the particular industry or industries in which the MLP invests.

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          Private Investments in Public Equity: Private investments in public equity (PIPES) are equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.
          Defaulted Securities. Defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in defaulted securities, the Fund may be required to participate in legal proceedings or take possession of and manage assets securing the issuer’s obligations on the defaulted securities. This could increase the Fund’s operating expenses and adversely affect its net asset value. Risks in defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer. Any investments by the Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless Invesco and/or the Sub-Advisers determine that such defaulted securities are liquid under guidelines adopted by the Board.
          Municipal Forward Contracts. A municipal forward contract is a Municipal Security which is purchased on a when-issued basis with longer-than-standard settlement dates, in some cases taking place up to five years from the date of purchase. The buyer, in this case the Fund, will execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash to meet that forward commitment.
          Municipal forward contracts typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period and failure of the issuer to complete various steps required to issue the bonds.
          Variable or Floating Rate Instruments. Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing the Underlying Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the Underlying Funds. The Fund’s Adviser, or Sub-Adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.
          Inverse Floating Rate Obligations. The inverse floating rate obligations in which the Fund may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the Fund may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short term obligation, if the short-term rate is lower than the

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fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.
          Zero Coupon and Pay-in-Kind Securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that traditionally provide periodic payments of interest (referred to as a coupon payment). Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents “original issue discount” on the security.
          Premium Securities. Premium securities are securities bearing coupon rates higher than the then prevailing market rates.
          Premium securities are typically purchased at a “premium,” in other words, at a price greater than the principal amount payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of premium securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. However, the yield on these securities would remain at the current market rate. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss of principal if it holds such securities to maturity.
          Stripped Income Securities. Stripped income securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities, or other assets. Stripped income securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped, where one class will receive all of the interest (the interest only class or the IO class), while the other class will receive all of the principal (the principal-only class or the PO class).
          The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities. In the case of mortgage-backed stripped income securities, the yields to maturity of IOs and POs may be very sensitive to principal repayments (including prepayments) on the underlying mortgages resulting in a Fund being unable to recoup its initial investment or resulting in a less than anticipated yield. The market for stripped income securities may be limited, making it difficult for the Fund to dispose of its holding at an acceptable price.
          Privatizations. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs to sell part or all of their interests in government owned or controlled companies or enterprises (“privatizations”). A Fund’s investments in such privatizations may include: (i) privately negotiated investments in a government owned or controlled company or

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enterprise; (ii) investments in the initial offering of equity securities of a government owned or controlled company or enterprise; and (iii) investments in the securities of a government owned or controlled company or enterprise following its initial equity offering.
          In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies and enterprises currently owned or controlled by them, that privatization programs will be successful, or that foreign governments will not re-nationalize companies or enterprises that have been privatized. If large blocks of these enterprises are held by a small group of stockholders the sale of all or some portion of these blocks could have an adverse effect on the price.
          Participation Notes. Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign company or foreign securities market that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities market that they seek to replicate. Participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuer of the underlying assets.
Investment Techniques
          Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued or delayed delivery basis means that delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments also include “To Be Announced” (TBA) mortgage backed securities, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. A Fund may also enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, a Fund may sell these securities or its commitment before the settlement date if deemed advisable.
          When purchasing a security on a forward commitment, when-issued or delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
          Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the forward commitment, when-issued

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or delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement.
          Short Sales. The Funds do not currently intend to engage in short sales other than short sales against the box. A Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets. This limitation does not apply to short sales against the box.
          A short sale involves the sale of a security which a Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security from a broker. The Fund normally closes a short sale by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. A short sale is typically effected when the Fund’s Adviser believes that the price of a particular security will decline. Open short positions using futures or forward foreign currency contracts are not deemed to constitute selling securities short.
          To secure its obligation to deliver the securities sold short to the broker, a Fund will be required to deposit cash or liquid securities with the broker. In addition, the Fund may have to pay a premium to borrow the securities, and while the loan of the security sold short is outstanding, the Fund is required to pay to the broker the amount of any dividends paid on shares sold short. In addition to maintaining collateral with the broker, a Fund will set aside an amount of cash or liquid securities equal to the difference, if any, between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker-dealer in connection with the short sale. The collateral will be marked-to-market daily. The amounts deposited with the broker or segregated with the custodian do not have the effect of limiting the amount of money that the Fund may lose on a short sale. Short sale transactions covered in this manner are not considered senior securities and are not subject to the Fund’s fundamental investment limitations on senior securities and borrowings.
          Short positions create a risk that a Fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what the Fund originally paid for the security together with any transaction costs. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility. Because the Fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the Fund resulting from the short sale will be decreased, and the amount of any ultimate gain or loss will be decreased or increased, respectively, by the amount of such expenses.
          The Fund may also enter into short sales against the box. Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
          Short sales against the box result in a “constructive sale” and require a Fund to recognize any taxable gain unless an exception to the constructive sale applies. See “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions — Options, futures, forward contracts, swap agreements and hedging transactions.”

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          Margin Transactions. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.
          Interfund Loans. The SEC has issued an exemptive order permitting the Invesco Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Invesco Funds’ interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan will generally only occur if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) an Invesco Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) an Invesco Fund may not lend more than 5% of its net assets to another Invesco Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day’s notice and may be repaid on any day.
          Borrowing. The Funds may borrow money to the extent permitted under the Fund Policies. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or (iii) for cash management purposes. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.
          If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund’s borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.
          The Funds may borrow from a bank, broker-dealer, or another Invesco Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets or when any borrowings from a Fund are outstanding.
          Lending Portfolio Securities. A Fund may lend its portfolio securities (principally to broker-dealers) to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that Invesco has determined are in good standing and when, in Invesco’s judgment, the income earned would justify the risks.
          A Fund will not have the right to vote securities while they are on loan, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.

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          If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.
          Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in short-term money market instruments or Affiliated Money Market Funds. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral.
          For a discussion of tax considerations relating to lending portfolio securities, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions - Securities lending.”
          Repurchase Agreements. A Fund may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund’s holding period. A Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis.
          In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, and investment grade debt obligations. The Liquid Assets Portfolio and STIC Prime Portfolio may engage in repurchase agreements collateralized by securities that are rated below investment grade by the requisite nationally recognized statistical rating organizations (“NRSROs”) or unrated securities of comparable quality, loan participations, and equities. For these types of repurchase agreement transactions, the Fund would look to the counterparty, and not the collateral, for determining diversification under Rule 2a-7. Thus, collateral for a repurchase agreement may include securities that a Fund could not hold directly.
          Regardless of the collateral underlying the repurchase agreement, the Fund must determine that the repurchase agreement with the particular counterparty involves minimal credit risk and satisfies the credit quality standards in compliance with Rule 2a-7 under the 1940 Act. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral.
          If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines or be deemed an unsecured creditor and be required to return the securities to the seller. The Liquid Assets Portfolio and STIC Prime Portfolio may enter into repurchase agreements that involve securities that would be subject to a court “stay” in the event of the seller’s bankruptcy or insolvency. A “stay” will prevent a Fund from selling the

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securities it holds under a repurchase agreement until permitted by a court. In these situations a Fund will be subject to greater risk that the value of the securities will decline before they are sold, and that the Fund will experience a loss.. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. Custody of the securities will be maintained by the Fund’s custodian or subcustodian for the duration of the agreement.
          The Funds may invest their cash balances in joint accounts with other Invesco Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days and collateralized by cash or government securities (as defined by Rule 2a-7), and in certain other money market instruments with remaining maturities not to exceed 90 days.
          Restricted and Illiquid Securities. Each Fund may invest up to 15% of its net assets in securities that are illiquid.
          Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at approximately which they are valued. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”); and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws.
          Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling illiquid securities may result in a loss or be costly to the Fund.
          If a substantial market develops for a restricted security or other illiquid investment held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Board. While Invesco monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for Invesco’s liquidity determinations. Invesco considers various factors when determining whether a security is liquid, including the frequency of trades, availability of quotations and number of dealers or qualified institutional buyers in the market.
          Reverse Repurchase Agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.
          Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented

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from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.
          Mortgage Dollar Rolls. A mortgage dollar roll (a dollar roll) is a type of transaction that involves the sale by a Fund of a mortgage-backed security to a financial institution such as a bank or broker-dealer, with an agreement that the Fund will repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase a Fund will not be entitled to receive interest or principal payments on the securities sold but is compensated for the difference between the current sales price and the forward price for the future purchase. In addition, cash proceeds of the sale may be invested in short-term instruments and the income from these investments, together with any additional fee income received on the sale, would generate income for a Fund. A Fund typically enters into a dollar roll transaction to enhance the Fund’s return either on an income or total return basis or to manage pre-payment risk.
          Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Dollar rolls are considered borrowings by a Fund under the 1940 Act. At the time a Fund enters into a dollar roll transaction, a sufficient amount of assets held by the Fund will be segregated to meet the forward commitment.
          Unless the benefits of the sale exceed the income, capital appreciation or gains on the securities sold as part of the dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of dollar rolls. The benefits of dollar rolls may depend upon the Adviser or Sub-Adviser’s ability to predict mortgage repayments and interest rates. There is no assurance that dollar rolls can be successfully employed.
          Standby Commitments. A Fund may acquire securities that are subject to standby commitments from banks or other municipal securities dealers.
          Under a standby commitment, a bank or dealer would agree to purchase, at the Fund’s option, specified securities at a specified price. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments depend upon the issuer’s ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used for this purpose, Invesco reviews the creditworthiness of the banks and other municipal securities dealers from which the Funds obtain standby commitments in order to evaluate those risks.
Derivatives
          A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices, referred to as an “underlying reference.” These underlying references may include commodities, stocks, bonds, interest rates, currency exchange rates or related indices. Derivatives include swaps, options, warrants, futures and forward foreign currency contracts. Some derivatives, such as futures and certain options, are traded on U.S. commodity or securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (OTC) market.

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          Derivatives may be used for “hedging,” which means that they may be used when the portfolio manager seeks to protect the Fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivatives may also be used when the portfolio manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the characteristics of the Fund’s portfolio investments, for example, duration, and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon the portfolio manager’s ability to predict and understand relevant market movements.
          Because certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and the Fund could lose more than it invested, federal securities laws, regulations and guidance may require the Fund to earmark assets to reduce the risks associated with derivatives or to otherwise hold instruments that offset the Fund’s obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value sufficient to cover its obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.
          General risks associated with derivatives:
          The use by the Funds of derivatives may involve certain risks, as described below.
          Counterparty Risk: OTC derivatives are generally governed by a single master agreement for each counterparty. Counterparty risk refers to the risk that the counterparty under the agreement will not live up to its obligations. An agreement may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation; therefore, a Fund might need to rely on contractual remedies to satisfy the counterparty’s full obligation. As with any contractual remedy, there is no guarantee that a Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. The agreement may allow for netting of the counterparty’s obligations on specific transactions, in which case a Fund’s obligation or right will be the net amount owed to or by the counterparty. The Fund will not enter into a derivative transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Invesco monitors the financial stability of counterparties. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor instead of the counterparty.
          A Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the agreements with that counterparty would exceed 5% of the Fund’s net assets determined on the date the transaction is entered into.
          Leverage Risk: Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. A Fund mitigates leverage by segregating or earmarking assets or otherwise covers transactions that may give rise to leverage.
          Liquidity Risk: The risk that a particular derivative is difficult to sell or liquidate. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.
          Pricing Risk: The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding underlying instruments.

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Regulatory Risk: The risk that a change in laws or regulations will materially impact a security or market.
          Tax Risks: For a discussion of the tax considerations relating to derivative transactions, see “Dividends, Distributions and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions.”
          General risks of hedging strategies using derivatives:
          The use by the Funds of hedging strategies involves special considerations and risks, as described below.
          Successful use of hedging transactions depends upon Invesco’s and the Sub-Advisers’ ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of derivatives for hedging, there can be no assurance that any particular hedging strategy will succeed.
          In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.
          Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.
          Types of derivatives:
          Swap Agreements. Generally, swap agreements are contracts between a Fund and a brokerage firm, bank, or other financial institution (the counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in returns) earned or realized on a particular asset such as an equity or debt security, commodity, currency or interest rate, calculated with respect to a “notional amount.” The notional amount is the set amount selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or a “basket” of securities representing a particular index. In some cases, such as cross currency swaps, the swap agreement may require delivery (exchange) of the entire notional value of one designated currency for another designated currency.
          The OTC derivatives market continues to undergo changes as various regulatory entities and rulemaking bodies to regulate the OTC derivatives markets, including, specifically, requirements for clearing transactions in credit default swaps based on a credit default swap index (sometimes referred to as CDX). These new regulations will change the OTC markets for derivatives could materially and adversely impact the ability of the Fund to buy or sell OTC derivatives, including credit default swaps and interest rate swaps.
          Commonly used swap agreements include:
          Credit Default Swaps (CDS): An agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay or bankruptcy of the issuer on a referenced debt obligation. CDS

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transactions are typically individually negotiated and structured. A Fund may enter into CDS to create long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.
          A Fund may buy a CDS (buy credit protection). In this transaction the Fund makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a referenced debt obligation (the Reference Obligation). If a credit event occurs for the Reference Obligation, the Fund would cease making premium payments and it would deliver defaulted bonds to the seller. In return, the seller would pay the notional value of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller for the life of the contract, and no other exchange occurs.
          Alternatively, a Fund may sell a CDS (sell credit protection). In this transaction the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the Reference Obligation. If a credit event occurs for the Reference Obligation, the buyer would cease to make premium payments to the Fund and deliver the Reference Obligation to the Fund. In return, the Fund would pay the notional value of the Reference Obligation to the buyer. Alternatively, the two counterparties may agree to cash settlement in which the Fund would pay the buyer the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the contract, and no other exchange occurs.
          Credit Default Index (CDX): A CDX is an index of CDS. CDX allow an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS or CMBS) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX are issued on a regular basis. A Commercial Mortgage-Backed Index (CMBX) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities (See “Debt Instruments — Mortgage-Backed and Asset-Backed Securities”) rather than CDS. Unlike other CDX contracts where credit events are intended to capture an event of default CMBX involves a pay-as-you-go (PAUG) settlement process designed to capture non-default events that affect the cash flow of the reference obligation. PAUG involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities.
          Currency Swap: An agreement between two parties pursuant to which the parties exchange a U.S. dollar-denominated payment for a payment denominated in a different currency.
          Interest Rate Swap: An agreement between two parties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other words, Party A agrees to pay Party B a fixed interest rate and in return Party B agrees to pay Party A a variable interest rate.
          Total Return Swap: An agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.
          Inflation Swaps. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap (with some lag on the referenced inflation index), and the other party pays a compounded fixed rate. Inflation swap agreements may be used to protect the net asset value of a Fund against an unexpected change in the rate of inflation measured by an inflation index. The value of inflation swap agreements is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation.

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          Options. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option at the exercise price during the term of the option (for American style options or on a specified date for European style options), the security, currency or other instrument underlying the option (or in the case of an index option the cash value of the index). Options on a CDS or a Futures Contract (defined below) give the purchaser the right to enter into a CDS or assume a position in a Futures Contract.
          The Funds may engage in certain strategies involving options to attempt to manage the risk of their investments or, in certain circumstances, for investment (i.e., as a substitute for investing in securities). Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund’s net asset value being more sensitive to changes in the value of the option.
          The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
          A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options would exceed 20% of the Fund’s total assets. A Fund will not purchase options if, immediately after such purchase, the aggregate premiums paid for outstanding options would exceed 5% of the Fund’s total assets.
          A Fund may effectively terminate its right or obligation under an option by entering into an offsetting closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.
          Options may be either listed on an exchange or traded in OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time; therefore the Fund may be required to treat some or all OTC options as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to exercise or expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
          Types of Options:
          Put Options on Securities: A put option gives the purchaser the right to sell, to the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option for American style options or on a specified date for European style options, regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency for the exercise price.
          Call Options on Securities: A call option gives the purchaser the right to buy, from the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case

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may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option for the exercise price.
          Index Options: Index options (or options on securities indices) give the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the multiplier), which determines the total dollar value for each point of such difference.
          The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears the risk that the value of the securities held will not be perfectly correlated with the value of the index.
          CDS Option: A CDS option transaction gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.
          Options on Futures Contracts: Options on Futures Contracts give the holder the right to assume a position in a Futures Contract (to buy the Futures Contract if the option is a call and to sell the Futures Contract if the option is a put) at a specified exercise price at any time during the period of the option.
          Swaptions. An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
          Option Techniques:
          Writing Options: A Fund may write options to generate additional income and to seek to hedge its portfolio against market or exchange rate movements. As the writer of an option, the Fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the Fund of exercise at any time prior to the expiration of the option (for American style options). In general, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.
          A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.
          In return for the premium received for writing a call option on a security the Fund holds, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.

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          If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency, held by the Fund during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.
          Purchasing Options: A Fund may only purchase a put option on an underlying security, contract or currency owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency held by the Fund; or purchase put options on underlying securities, contracts or currencies against which it has written other put options. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.
          A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio, or on underlying securities, contracts or currencies against which it has written other call options. The Fund is not required to own the underlying security in order to purchase a call option. If the Fund does not own the underlying position, the purchase of a call option would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds a call option, rather than the underlying security, contract or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.
          Straddles/Spreads/Collars:
          Spread and straddle options transactions: In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.
          Option Collars: A Fund also may use option “collars.” A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.
          Warrants. A warrant gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and is similar to a call option. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. Young, unseasoned companies often issue warrants to finance their operations.

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          Rights. Rights are equity securities representing a preemptive right of stockholders to purchase additional shares of a stock at the time of a new issuance, before the stock is offered to the general public. A stockholder who purchases rights may be able to retain the same ownership percentage after the new stock offering. A right usually enables the stockholder to purchase common stock at a price below the initial offering price. A Fund that purchases a right takes the risk that the right might expire worthless because the market value of the common stock falls below the price fixed by the right.
          Futures Contracts. A Futures Contract is a two-party agreement to buy or sell a specified amount of a specified security, currency or commodity (or delivery of a cash settlement price, in the case of certain futures such as an index future or Eurodollar Future) for a specified price at a designated date, time and place (collectively, Futures Contracts). A “sale” of a Futures Contract means the acquisition of a contractual obligation to deliver the underlying instrument or asset called for by the contract at a specified price on a specified date. A “purchase” of a Futures Contract means the acquisition of a contractual obligation to acquire the underlying instrument or asset called for by the contract at a specified price on a specified date.
          The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission (CFTC). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the act with respect to the Funds.
          Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding. “Margin” for a Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered (“initial margin”) is intended to ensure the Fund’s performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.
          Subsequent payments, called “variation margin,” received from or paid to the futures commission merchant through which a Fund enters into the Futures Contract will be made on a daily basis as the futures price fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market. When the Futures Contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the futures commission merchant along with any amount in excess of the margin amount; if the Fund has a loss of less than the margin amount, the difference is returned to the Fund; or if the Fund has a gain, the margin amount is paid to the Fund and the futures commission merchant pays the Fund any excess gain over the margin amount.
          Closing out an open Futures Contract is affected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.
          In addition, if a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.

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          Types of Futures Contracts:
          Commodity Futures. A commodity futures contract is an exchange-traded contract to buy or sell a particular commodity at a specified price at some time in the future. Commodity futures contracts are highly volatile; therefore, the prices of fund shares may be subject to greater volatility to the extent it inverts in commodity futures.
          Currency Futures: A currency Futures Contract is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency Futures Contracts may be highly volatile and thus result in substantial gains or losses to the Fund.
          Index Futures: A stock index Futures Contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the date specified in the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made.
          Interest Rate Futures: An interest-rate Futures Contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate Futures Contracts are U.S. Treasury futures and Eurodollar Futures Contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for Eurodollar futures is the London Interbank Offered Rate (LIBOR) which is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market.
          Security Futures: A security Futures Contract is an exchange-traded contract to purchase or sell, in the future, a specified quantity of a security (other than a Treasury security, or a narrow-based securities index) at a certain price.
          Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s Futures Contract margin account. The Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.
          Pursuant to federal securities laws and regulations, the Fund’s use of Futures Contracts and options on Futures Contracts may require the Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail above in the section “Derivatives.”
          Forward Foreign Currency Contracts. A forward foreign currency contract is an over-the-counter contract between two parties to buy or sell a particular currency at a specified price at a future date. The parties may exchange currency at the maturity of the forward foreign currency contract, or if the parties agree prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting amount of currency. Forward foreign currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges.
          A Fund may enter into forward foreign currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.
          The cost to a Fund of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing

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market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.
Fund Policies
          Fundamental Restrictions. Except as otherwise noted below, each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund’s outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.
          (1) The Fund is a “diversified company” as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the “1940 Act Laws, Interpretations and Exemptions”). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.
          (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
          (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
          (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
          (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
          (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

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          (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.
          (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.
          The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.
          Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to each of the Funds unless otherwise indicated.
          (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
          In complying with the fundamental restriction regarding issuer diversification, any fund that invests in municipal securities will regard each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member as a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund’s total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.
          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings).
          (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.
          (4) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical

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commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.
          Each Fund does not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, each Fund will interpret the proposed fundamental restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund’s investment objectives and general investment policies (as stated in the Funds’ prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. Each Fund also will interpret their fundamental restriction regarding purchasing and selling physical commodities and their related non-fundamental restriction to permit the Funds to invest in exchange-traded funds that invest in physical and/or financial commodities, subject to the limits described in the Funds’ prospectuses and herein.
          (5) In complying with the fundamental restriction with regard to making loans, each Fund may lend up to 33 1/3% of its total assets and may lend money to a Fund, on such terms and conditions as the SEC may require in an exemptive order.
          (6) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, each Fund may currently not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.
(7) (a) Invesco V.I. American Franchise Fund invests, under normal circumstances, at least 80% of its net assets in securities of U.S. issuers.
      (b) Invesco V.I. American Value Fund invests, under normal circumstances, at least 80% of its net assets in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities.
      (c) Invesco V.I. Comstock invests, under normal circumstances, at least 80% of its net assets in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities.
      (d) Invesco V.I. Diversified Dividend Fund invests, under normal circumstances, at least 80% of its net assets in common stocks of companies which pay dividends and other instruments that have economic characteristics similar to such securities.
     (e) Invesco V.I. Equity and Income Fund invests, under normal circumstances, at least 80% of its net assets in equity and income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
      (f) Invesco V.I. Global Core Equity Fund invests, under normal circumstances, at least 80% of its net assets in equity securities, specifically, common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. Effective June 28, 2013, the previous sentence will be replaced with the following: The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities, depositary receipts, and in other instruments that have economic characteristics similar to such securities.
      (g) Invesco V.I. Mid Cap Growth Fund invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-capitalization companies.

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      (h) Invesco V.I. S&P 500 Index Fund invests, under normal circumstances, at least 80% of its net assets in common stocks of companies included in the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index) and in derivatives and other instruments that have economic characteristics similar to such securities.
          For purposes of the foregoing, “assets” means net assets, plus the amount of any borrowings for investment purposes. Derivatives and other instruments that have economic characteristics similar to the securities in a Fund’s 80% policy may also be counted towards that Fund’s 80% policy. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.
Portfolio Turnover
          For the fiscal years ended 2012 and 2011, the portfolio turnover rates for each Fund are presented in the table below. Variations in turnover rate may be due to a fluctuating volume of shareholder purchase and redemption orders, market conditions and/or changes in the predecessor fund’s adviser’s or Invesco’s investment outlook.

Fund	2012	2011
Invesco V.I. American Franchise Fund*	190%	126%
Invesco V.I. American Value Fund	26%	30%
Invesco V.I. Comstock Fund	14%	24%
Invesco V.I. Diversified Dividend Fund	11%	38%
Invesco V.I. Equally-Weighted S&P 500 Fund	23%	21%
Invesco V.I. Equity and Income Fund	31%	28%
Invesco V.I. Global Core Equity Fund	23%	62%
Invesco V.I. Growth and Income Fund	31%	28%
Invesco V.I. Mid Cap Growth Fund	92%	137%
Invesco V.I. S&P 500 Index Fund	4%	4%

*
In addition to the factors set forth above, variations in portfolio turnover rate for Invesco V.I. American Franchise Fund was also a result of the acquisition of assets of Invesco V.I. Capital Appreciation Fund on April 30, 2012.

Policies and Procedures for Disclosure of Fund Holdings
          The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings (the Holdings Disclosure Policy). Invesco and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Non-public holdings information may not be disclosed except in compliance with the Holdings Disclosure Policy.
          General Disclosures
          The Holdings Disclosure Policy permits Invesco to publicly release certain portfolio holdings information of the Funds from time to time. The Funds sell their shares to life insurance companies and their separate accounts to fund interests in variable annuity and variable life insurance policies issued by such companies, but not directly to the public. Accordingly, the Policy authorizes Invesco to disclose, pursuant to the following table, the Funds’ portfolio holdings information on a non-selective basis to all insurance companies whose variable annuity and variable life insurance separate accounts invest in the Funds and with which the Funds have entered into participation agreements (“Insurance Companies”) and Invesco has entered into a nondisclosure agreement:

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Disclosure	Date Available/Lag
Month-end top ten holdings	Available 10 days after month-end (Holdings as of June 30 available July 10)

Calendar quarter-end complete holdings	Available 25 days after calendar quarter-end (Holdings as of June 30 available July 25)

Fiscal quarter-end complete holdings	Available 55 days after fiscal quarter-end (Holdings as of June 30 available August 24)
          Selective Disclosures
          Selective Disclosure to Insurance Companies. The Policy permits Invesco to disclose Fund Portfolio Holdings Information to Insurance Companies, upon request on a selective basis, up to five days prior to the scheduled release dates of such information to allow the Insurance Companies to post the information on their Web sites at approximately the same time that Invesco posts the same information. The Policy incorporates the Board’s determination that selectively disclosing portfolio holdings information to facilitate an Insurance Company’s dissemination of the information on its Web site is a legitimate business purpose of the Funds. Insurance Companies that wish to receive such portfolio holdings information in advance must sign a non-disclosure agreement requiring them to maintain the confidentiality of the information until the later of five business days or the scheduled release dates and to refrain from using that information to execute transactions in securities. Invesco does not post the portfolio holdings of the Funds to its Web site. Not all insurance companies that receive Fund portfolio holdings information provide such information on their Web sites. To obtain information about Fund portfolio holdings, please contact the life insurance company that issued your variable annuity or variable life insurance policy.
          Selective disclosure of portfolio holdings pursuant to Non-Disclosure Agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the ICCC) of the Adviser approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and is in the best interest of the applicable Fund’s shareholders. In making such determination, the ICCC will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.
          The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Invesco Funds’ Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Invesco Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which Invesco provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and Invesco or its affiliates brought to the Board’s attention by Invesco.
          Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the Invesco Funds:
•	Attorneys and accountants;

•	Securities lending agents;

•	Lenders to the Invesco Funds;

•	Rating and rankings agencies;

•	Persons assisting in the voting of proxies;

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•	Invesco Funds’ custodians;

•	The Invesco Funds’ transfer agent(s) (in the event of a redemption in kind);

•	Pricing services, market makers, or other persons who provide systems or software support in connection with Invesco Funds’ operations (to determine the price of securities held by an Invesco Fund);

•	Financial printers;

•	Brokers identified by the Invesco Funds’ portfolio management team who provide execution and research services to the team; and

•	Analysts hired to perform research and analysis to the Invesco Funds’ portfolio management team.
          In many cases, Invesco will disclose current portfolio holdings on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information (Non-Disclosure Agreements). Please refer to Appendix B for a list of examples of persons to whom Invesco provides non-public portfolio holdings on an ongoing basis.
          Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its affiliates or the Funds.
          The Holdings Disclosure Policy provides that Invesco will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.
          Disclosure of certain portfolio holdings and related information without Non-Disclosure Agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisers and each of their employees may receive or have access to portfolio holdings as part of the day-to-day operations of the Funds.
          From time to time, employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds’ portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds. The nature and content of the views and statements provided to each of these persons may differ.
          From time to time, employees of Invesco and its affiliates also may provide oral or written information (portfolio commentary) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Invesco may also provide oral or written information (statistical information) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be

42

provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.
          Disclosure of portfolio holdings by traders. Additionally, employees of Invesco and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds’ portfolio securities. Invesco does not enter into formal Non-Disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.
MANAGEMENT OF THE TRUST
Board of Trustees
          The Trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.
          Qualifications and Experience. In addition to the information set forth in Appendix C, the following sets forth additional information about the qualifications and experiences of each of the Trustees.
Interested Persons
Martin L. Flanagan Trustee
          Martin Flanagan has been a member of the Board of Trustees of the Invesco Group of Funds and their predecessor funds since 2007. Mr. Flanagan is president and chief executive officer of Invesco Ltd., a position he has held since August 2005. He is also a member of the Board of Directors of Invesco Ltd.
          Mr. Flanagan joined Invesco Ltd. from Franklin Resources, Inc., where he was president and co-chief executive officer from January 2004 to July 2005. Previously he had been Franklin’s co-president from May 2003 to January 2004, chief operating officer and chief financial officer from November 1999 to May 2003, and senior vice president and chief financial officer from 1993 until November 1999.
          Mr. Flanagan served as director, executive vice president and chief operating officer of Templeton, Galbraith & Hansberger, Ltd. before its acquisition by Franklin in 1992. Before joining Templeton in 1983, he worked with Arthur Anderson & Co.
          Mr. Flanagan is a chartered financial analyst and a certified public accountant. He serves as vice chairman of the Investment Company Institute and a member of the executive board at the SMU Cox School of Business.
          The Board believes that Mr. Flanagan’s long experience as an executive in the investment management area benefits the Funds.
Philip A. Taylor, Trustee
          Philip A. Taylor has been a member of the Board of the Invesco Funds since 2006. Mr. Taylor has headed Invesco’s North American retail business as Senior Managing Director since April 2006. He previously served as chief executive officer of Invesco Trimark Investments since January 2002.
          Mr. Taylor joined Invesco in 1999 as senior vice president of operations and client services and later became executive vice president and chief operating officer.

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          Mr. Taylor was president of Canadian retail broker Investors Group Securities from 1994 to 1997 and managing partner of Meridian Securities, an execution and clearing broker, from 1989 to 1994. He held various management positions with Royal Trust, now part of Royal Bank of Canada, from 1982 to 1989. He began his career in consumer brand management in the U.S. and Canada with Richardson-Vicks, now part of Procter & Gamble.
          The Board believes that Mr. Taylor’s long experience in the investment management business benefits the Funds.
Wayne W. Whalen, Trustee
          Wayne W. Whalen has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.
          Mr. Whalen is Of Counsel, and prior to 2010, Partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP.
          Mr. Whalen is a Director of the Abraham Lincoln Presidential Library Foundation. From 1995 to 2010, Mr. Whalen served as Director or Trustee of investment companies in the Van Kampen Funds complex.
          The Board believes that Mr. Whalen’s experience as a law firm Partner and his experience as a director of investment companies benefits the Funds.
Independent Trustees
Bruce L. Crockett, Trustee and Chair
          Bruce L. Crockett has been a member of the Board of Trustees of the Invesco Funds since 1978, and has served as Independent Chair of the Board of Trustees and their predecessor funds since 2004.
          Mr. Crockett has more than 30 years of experience in finance and general management in the banking, aerospace and telecommunications industries. From 1992 to 1996, he served as president, chief executive officer and a director of COMSAT Corporation, an international satellite and wireless telecommunications company.
          Mr. Crockett has also served, since 1996, as chairman of Crockett Technologies Associates, a strategic consulting firm that provides services to the information technology and communications industries. Mr. Crockett also serves on the Board of Directors of ACE Limited, a Zurich-based insurance company. He is a life trustee of the University of Rochester Board of Directors.
          The Board of Trustees elected Mr. Crockett to serve as its Independent Chair because of his extensive experience in managing public companies and familiarity with investment companies.
David C. Arch, Trustee
          David C. Arch has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.
          Mr. Arch is the Chairman and Chief Executive Officer of Blistex, Inc., a consumer health care products manufacturer. Mr. Arch is a member of the Board of the Illinois Manufacturers’ Association and of the Board of Visitors, Institute for the Humanities, University of Michigan. Formerly, Mr. Arch was a member of the Heartland Alliance Advisory

44

Board, a non-profit organization serving human needs based in Chicago. From 1984 to 2010, Mr. Arch served as Director or Trustee of investment companies in the Van Kampen Funds complex.
          The Board believes that Mr. Arch’s experience as the CEO of a public company and his experience with investment companies benefits the Funds.
Frank S. Bayley, Trustee
          Frank S. Bayley has been a member of the Board of Trustees of the Invesco Funds since 1985. Mr. Bayley is a business consultant in San Francisco. He is Chairman and a Director of the C. D. Stimson Company, a private investment company in Seattle.
          Mr. Bayley serves as a Trustee of the Seattle Art Museum, a Trustee of San Francisco Performances, and a Trustee and Overseer of The Curtis Institute of Music in Philadelphia. He also serves on the East Asian Art Committee of the Philadelphia Museum of Art and the Visiting Committee for Art of Asia, Oceana and Africa of the Museum of Fine Arts, Boston.
          Mr. Bayley is a retired general partner and Of Counsel of the international law firm of Baker & McKenzie LLP, where his practice focused on business acquisitions and venture capital transactions. Prior to joining Baker & McKenzie LLP in 1986, he was a partner of the San Francisco law firm of Chickering & Gregory. He received his A.B. from Harvard College in 1961, his LL.B. from Harvard Law School in 1964, and his LL.M. from Boalt Hall at the University of California, Berkeley, in 1965. Mr. Bayley served as a Trustee of the Badgley Funds from inception in 1998 until dissolution in 2007.
          The Board believes that Mr. Bayley’s experience as a business consultant and a lawyer benefits the Funds.
James T. Bunch, Trustee
          James T. Bunch has been a member of the Board of Trustees of the Invesco Funds since 2000.
          From 1988 to 2010, Mr. Bunch was Founding Partner of Green Manning & Bunch, Ltd. a leading investment banking firm located in Denver, Colorado. Green Manning & Bunch is a FINRA-registered investment bank specializing in mergers and acquisitions, private financing of middle-market companies and corporate finance advisory services. Immediately prior to forming Green Manning and Bunch, Mr. Bunch was Executive Vice President, General Counsel, and a Director of Boettcher & Company, then the leading investment banking firm in the Rocky Mountain region.
          Mr. Bunch began his professional career as a practicing attorney. He joined the prominent Denver-based law firm of Davis Graham & Stubbs in 1970 and later rose to the position of Chairman and Managing Partner of the firm.
          At various other times during his career, Mr. Bunch has served as Chair of the NASD Business District Conduct Committee, and Chair of the Colorado Bar Association Ethics Committee. In June 2010, Mr. Bunch became the Managing Member of Grumman Hill Group LLC, a family office private equity investment manager.
          The Board believes that Mr. Bunch’s experience as an investment banker and investment management lawyer benefits the Funds.
Rodney F. Dammeyer, Trustee
          Rodney F. Dammeyer has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.

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          Mr. Dammeyer is chairman of CAC, LLC, a private company offering capital investment and management advisory services. Prior to this, Mr. Dammeyer was responsible for managing all of Sam Zell’s non-real estate investment activity as managing partner of Equity Group Corporate Investments.
          From 1985 to 1995, Mr. Dammeyer was chief executive officer of Itel Corporation, which later changed its name to Anixter International. From 1983 to 1985, Mr. Dammeyer was senior vice president and chief financial officer of Household International, Inc. He was executive vice president and chief financial officer of Northwest Industries, Inc. from 1979 to 1983.
          After graduating from Kent State University in 1962, Mr. Dammeyer began his business career with Arthur Andersen & Co. and was admitted to partnership in 1970. He served as chairman of the firm’s advisory council and a member of the board of director’s nominating committee.
          Mr. Dammeyer is a member of the boards of directors of Stericycle, Inc. and Quidel Corporation, in addition to several private companies. He also serves on the School of Leadership and Education Sciences (SOLES) Advisory Board of the University of San Diego, the board of directors of High Tech charter schools, and the California Charter Schools Association.
          From 1987 to 2010, Mr. Dammeyer served as Director or Trustee of investment companies in the Van Kampen Funds complex.
          The Board believes that Mr. Dammeyer’s experience in executive positions at a number of public companies, his accounting experience and his experience serving as a director of investment companies benefits the Funds.
Albert R. Dowden, Trustee
          Albert R. Dowden has been a member of the Board of Trustees of the Invesco Funds since 2000.
          Mr. Dowden retired at the end of 1998 after a 24-year career with Volvo Group North America, Inc. and Volvo Cars of North America, Inc. Mr. Dowden joined Volvo as general counsel in 1974 and was promoted to increasingly senior positions until 1991 when he was appointed president, chief executive officer and director of Volvo Group North America and senior vice president of Swedish parent company AB Volvo.
          Since retiring, Mr. Dowden continues to serve on the board of the Reich & Tang Funds and also serves on the boards of Homeowners of America Insurance Company and its parent company as well as Nature’s Sunshine Products, Inc. and The Boss Group. Mr. Dowden’s charitable endeavors currently focus on Boys & Girls Clubs where he has been active for many years as well as several other not-for-profit organizations.

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          Mr. Dowden began his career as an attorney with a major international law firm, Rogers & Wells (1967-1976), which is now Clifford Chance.
          The Board believes that Mr. Dowden’s extensive experience as a corporate executive benefits the Funds.
Jack M. Fields, Trustee
          Jack M. Fields has been a member of the Board of Trustees of the Invesco Funds since 1997.
          Mr. Fields served as a member of Congress, representing the 8th Congressional District of Texas from 1980 to 1997. As a member of Congress, Mr. Fields served as Chairman of the House Telecommunications and Finance Subcommittee, which has jurisdiction and oversight of the Federal Communications Commission and the Securities and Exchange Commission. Mr. Fields co-sponsored the National Securities Markets Improvements Act of 1996, and played a leadership role in enactment of the Securities Litigation Reform Act.
          Mr. Fields currently serves as Chief Executive Officer of the Twenty-First Century Group in Washington, D.C., a bipartisan Washington consulting firm specializing in Federal government affairs.
          Mr. Fields also serves as a Director of Insperity, Inc. (formerly Administaff), a premier professional employer organization with clients nationwide. In addition, Mr. Fields sits on the Board of the Discovery Channel Global Education Fund, a nonprofit organization dedicated to providing educational resources to people in need around the world through the use of technology.
          The Board believes that Mr. Fields experience in the House of Representatives, especially concerning regulation of the securities markets, benefits the Funds.

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Dr. Prema Mathai-Davis, Trustee
          Dr. Prema Mathai-Davis has been a member of the Board of Trustee of the Invesco since 1998.
          Prior to her retirement in 2000, Dr. Mathai-Davis served as Chief Executive Officer of the YWCA of the USA. Prior to joining the YWCA, Dr. Mathai-Davis served as the Commissioner of the New York City Department for the Aging. She was a Commissioner of the New York Metropolitan Transportation Authority of New York, the largest regional transportation network in the U.S. Dr. Mathai-Davis also serves as a Trustee of the YWCA Retirement Fund, the first and oldest pension fund for women, and on the advisory board of the Johns Hopkins Bioethics Institute. Dr. Mathai-Davis was the president and chief executive officer of the Community Agency for Senior Citizens, a non-profit social service agency that she established in 1981. She also directed the Mt. Sinai School of Medicine-Hunter College Long-Term Care Gerontology Center, one of the first of its kind.
          The Board believes that Dr. Mathai-Davis extensive experience in running public and charitable institutions benefits the Funds.
Dr. Larry Soll, Trustee
          Dr. Larry Soll has been a member of the Board of Trustees of the Invesco Funds since 1997.
          Formerly, Dr. Soll was chairman of the board (1987 to 1994), Chief Executive Officer (1982 to 1989; 1993 to 1994), and President (1982 to 1989) of Synergen Corp., a public company, and in such capacities supervised the activities of the Chief Financial Officer. Dr. Soll also has served as a director of three other public companies and as treasurer of a non-profit corporation. Dr. Soll currently serves as a trustee and a member of the Audit Committee of each of the funds within The Invesco Funds. He was also a faculty member at the University of Colorado (1974-1980).
          The Board believes that Dr. Soll’s experience as a chairman of a public company and in academia benefits the Fund.
Hugo F. Sonnenschein, Trustee
          Hugo F. Sonnenschein has been a member of the Board of Trustees of the Invesco Funds and their predecessor funds since 2010.
          Mr. Sonnenschein is the Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Until July 2000, Mr. Sonnenschein served as President of the University of Chicago.
          Mr. Sonnenschein is a Trustee of the University of Rochester and a member of its investment committee. He is also a member of the National Academy of Sciences and the American Philosophical Society, and a Fellow of the American Academy of Arts and Sciences. From 1994 to 2010, Mr. Sonnenschein served as Director or Trustee of investment companies in the Van Kampen Funds complex.
          The Board believes that Mr. Sonnenschein’s experiences in academia and in running a university, and his experience as a director of investment companies benefits the Funds.

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Raymond Stickel, Jr., Trustee
          Raymond Stickel, Jr. has been a member of the Board of Trustees of the Invesco Funds since 2006.
          Mr. Stickel, retired after a 35-year career with Deloitte & Touche. For the last five years of his career, he was the managing partner of the investment management practice for the New York, New Jersey and Connecticut region. In addition to his management role, he directed audit and tax services to several mutual fund clients.
          Mr. Stickel began his career with Touche Ross & Co (the Firm). in Dayton, Ohio, became a partner in 1976 and managing partner of the office in 1985. He also started and developed an investment management practice in the Dayton office that grew to become a significant source of investment management talent for the Firm. In Ohio, he served as the audit partner on numerous mutual funds and on public and privately held companies in other industries. Mr. Stickel has also served on the Firm’s Accounting and Auditing Executive Committee.
          The Board believes that Mr. Stickel’s experience as a partner in a large accounting firm working with investment managers and investment companies, and his status as an Audit Committee Financial Expert, benefits the Funds.
Management Information
          The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Funds’ investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers approving the terms of their contracts with the Funds, and exercising general oversight of these service providers on an ongoing basis.
          Certain trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust’s executive officers hold similar offices with some or all of the other Funds.
          Leadership Structure and the Board of Trustees. The Board is currently composed of fourteen Trustees, including eleven Trustees who are not “interested persons” of the Fund, as that term is defined in the 1940 Act (collectively, the Independent Trustees and each an Independent Trustee). In addition to eight regularly scheduled meetings per year, the Board holds special meetings or informal conference calls to discuss specific matters that may require action prior to the next regular meeting. As discussed below, the Board has established five committees to assist the Board in performing its oversight responsibilities.
          The Board believes that its leadership structure, which includes an Independent Trustee as Chairman, allows for effective communication between the trustees and Fund management, among the Board’s trustees and among its Independent Trustees. The existing Board structure, including its committee structure, provides the Independent Trustees with effective control over board governance while also providing insight from the two interested Trustees who are active officers of the Funds’ investment adviser. The Board’s leadership structure promotes dialogue and debate, which the Board believes will allow for the proper consideration of matters deemed important to the Funds and their shareholders and result in effective decision-making.
          The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board and matters to be acted upon by the Board. The Chairman also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may perform such other functions as may be requested by the Board from time to time. Except for any duties specified

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herein or pursuant to the Trust’s Declaration of Trust or By-laws, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board, generally. The Fund has substantially the same leadership structure as the Trust.
          Risk Oversight. The Board considers risk management issues as part of its general oversight responsibilities throughout the year at regular meetings of the Investments, Audit, Compliance and Valuation, Distribution and Proxy Oversight Committees (as defined and further described below). These Committees in turn report to the full Board and recommend actions and approvals for the full Board to take.
          Invesco prepares regular reports that address certain investment, valuation and compliance matters, and the Board as a whole or the Committees may also receive special written reports or presentations on a variety of risk issues at the request of the Board, a Committee or the Senior Officer. In addition, the Audit Committee of the Board meets regularly with Invesco Ltd.’s internal audit group to review reports on their examinations of functions and processes within Invesco that affect the Funds.
          The Investments Committee and its sub-committees receive regular written reports describing and analyzing the investment performance of the Funds. In addition, the portfolio managers of the Funds meet regularly with the sub-committees of the Investment Committee to discuss portfolio performance, including investment risk, such as the impact on the Funds of the investment in particular securities or instruments, such as derivatives. To the extent that a Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the Board generally is consulted in advance with respect to such change.
          Invesco provides regular written reports to the Valuation, Distribution and Proxy Oversight Committee that enable the Committee to monitor the number of fair valued securities in a particular portfolio, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within a Fund’s portfolio. In addition, the Audit Committee reviews valuation procedures and pricing results with the Fund’s independent auditors in connection with such Committee’s review of the results of the audit of the Fund’s year end financial statement.
          The Compliance Committee receives regular compliance reports prepared by Invesco compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the Independent Trustees meet at least quarterly in executive session with the CCO and the Fund’s CCO prepares and presents an annual written compliance report to the Board. The Compliance Committee recommends and the Board adopts compliance policies and procedures for the Fund and approves such procedures for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect, prevent and correct violations of the federal securities laws
          Committee Structure. The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee and the Valuation, Distribution and Proxy Oversight Committee (the Committees).
          The members of the Audit Committee are Messrs. David C. Arch, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Rodney Dammeyer (Vice-Chair), Raymond Stickel, Jr. (Chair) and Dr. Larry Soll. The Audit Committee’s primary purposes are to: (i) oversee qualifications, independence and performance of the independent registered public accountants; (ii) appoint independent registered public accountants for the Funds; (iii) pre-approve all permissible audit and non-audit services that are provided to Funds by their independent registered public accountants to the extent required by Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds’ independent registered public accountants to the Invesco and certain other affiliated entities; (v) review the audit and tax plans prepared by the independent registered public accountants; (vi) review the Funds’ audited financial statements;

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(vii) review the process that management uses to evaluate and certify disclosure controls and procedures in Form N-CSR; (viii) review the process for preparation and review of the Funds’ shareholder reports; (ix) review certain tax procedures maintained by the Funds; (x) review modified or omitted officer certifications and disclosures; (xi) review any internal audits of the Funds; (xii) establish procedures regarding questionable accounting or auditing matters and other alleged violations; (xiii) set hiring policies for employees and proposed employees of the Funds who are employees or former employees of the independent registered public accountants; and (xiv) remain informed of (a) the Funds’ accounting systems and controls, (b) regulatory changes and new accounting pronouncements that affect the Funds’ net asset value calculations and financial statement reporting requirements, and (c) communications with regulators regarding accounting and financial reporting matters that pertain to the Funds. During the fiscal year ended December 31, 2012, the Audit Committee met five times.
          The members of the Compliance Committee are Messrs. Bayley, Bunch, Dammeyer (Vice-Chair), Dr. Soll (Chair) and Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds’ Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds’ Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, Invesco and INVESCO Funds Group, Inc. (“IFG”); (iii) reviewing any report prepared by a third party who is not an interested person of Invesco, upon the conclusion by such third party of a compliance review of Invesco; (iv) reviewing all reports on compliance matters from the Funds’ Chief Compliance Officer, (v) reviewing all recommendations made by the Senior Officer regarding Invesco’s compliance procedures, (vi) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of Invesco’s fiduciary duties to Fund shareholders and of Invesco’s Code of Ethics; (vii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (viii) receiving and reviewing quarterly reports on the activities of Invesco’s Internal Compliance Controls Committee; (ix) reviewing all reports made by Invesco’s Chief Compliance Officer; (x) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of Invesco’s ombudsman; (xi) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from Invesco Ltd. that are applicable to the Funds or their service providers; and (xii) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended December 31, 2012, the Compliance Committee met six times.
          The members of the Governance Committee are Messrs. Arch, Crockett, Albert R. Dowden (Chair), Jack M. Fields (Vice Chair), Hugo F. Sonnenschein and Dr. Prema Mathai-Davis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board. During the fiscal year ended December 31, 2012, the Governance Committee met six times.
          The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such

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names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.
          The members of the Investments Committee are Messrs. Arch, Bayley (Chair), Bunch (Vice-Chair), Crockett, Dammeyer, Dowden, Fields (Vice-Chair), Martin L. Flanagan, Sonnenschein (Vice-Chair), Stickel, Philip A. Taylor, Wayne W. Whalen and Drs. Mathai-Davis and Soll. The Investments Committee’s primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by Invesco Ltd. and the Sub-Advisers; and (ii) review all proposed and existing advisory and sub-advisory arrangements for the Funds, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended December 31, 2012, the Investments Committee met six times.
          The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the “Designated Funds”), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.
          The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Dowden, Fields, Sonnenschein (Vice-Chair), Whalen and Dr. Mathai-Davis (Chair). The primary purposes of the Valuation, Distribution and Proxy Oversight Committee are: (a) to address issues requiring action or oversight by the Board of the Invesco Funds (i) in the valuation of the Invesco Funds’ portfolio securities consistent with the Pricing Procedures, (ii) in oversight of the creation and maintenance by the principal underwriters of the Invesco Funds of an effective distribution and marketing system to build and maintain an adequate asset base and to create and maintain economies of scale for the Invesco Funds, (iii) in the review of existing distribution arrangements for the Invesco Funds under Rule 12b-1 and Section 15 of the 1940 Act, and (iv) in the oversight of proxy voting on portfolio securities of the Invesco Funds; and (b) to make regular reports to the full Boards of the Invesco Funds.
          The Valuation, Distribution and Proxy Oversight Committee is responsible for: (a) with regard to valuation, (i) developing an understanding of the valuation process and the Pricing Procedures, (ii) reviewing the Pricing Procedures and making recommendations to the full Board with respect thereto, (iii) reviewing the reports described in the Pricing Procedures and other information from Invesco Ltd. regarding fair value determinations made pursuant to the Pricing Procedures by Invesco’s internal valuation committee and making reports and recommendations to the full Board with respect thereto, (iv) receiving the reports of Invesco’s internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures and the annual report of Invesco Ltd. evaluating the pricing vendors, approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures, and recommending annually the pricing vendors for approval by the full Board; (v) upon request of Invesco, assisting Invesco’s internal valuation committee or the full Board in resolving particular fair valuation issues; (vi) reviewing the reports described in the Procedures for Determining the Liquidity of Securities (the “Liquidity Procedures”) and other information from Invesco regarding liquidity determinations made pursuant to the Liquidity Procedures by Invesco and making reports and recommendations to the full Board with respect thereto, and (vii) overseeing actual or

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potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing or liquidity issues; (b) with regard to distribution and marketing, (i) developing an understanding of mutual fund distribution and marketing channels and legal, regulatory and market developments regarding distribution, (ii) reviewing periodic distribution and marketing determinations and annual approval of distribution arrangements and making reports and recommendations to the full Board with respect thereto, and (iii) reviewing other information from the principal underwriters to the Invesco Funds regarding distribution and marketing of the Invesco Funds and making recommendations to the full Board with respect thereto; and (c) with regard to proxy voting, (i) overseeing the implementation of the Proxy Voting Guidelines (the “Guidelines”) and the Proxy Policies and Procedures (the “Proxy Procedures”) by Invesco and the Sub-Advisers, reviewing the Quarterly Proxy Voting Report and making recommendations to the full Board with respect thereto, (ii) reviewing the Guidelines and the Proxy Procedures and information provided by Invesco and the Sub-Advisers regarding industry developments and best practices in connection with proxy voting and making recommendations to the full Board with respect thereto, and (iii) in implementing its responsibilities in this area, assisting Invesco in resolving particular proxy voting issues. The Valuation, Distribution and Proxy Oversight Committee was formed effective January 1, 2008. It succeeded the Valuation Committee which existed prior to 2008. During the fiscal year ended December 31, 2012, the Valuation, Distribution and Proxy Oversight Committee met six times.
Trustee Ownership of Fund Shares
          The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the Funds complex, is set forth in Appendix C.
Compensation
          Each trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such trustee also serves as a trustee of other Invesco Funds. Each such trustee receives a fee, allocated among the Invesco Funds for which he or she serves as a trustee, that consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services. Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2012 is found in Appendix D. Appendix D also provides information regarding compensation paid to Russell Burk, the Funds Senior Vice President and Senior Officer, during the year ended December 31, 2012.
Retirement Plan for Trustees
           The Trustees have adopted a retirement plan funded by the Funds for the Trustees who are not affiliated with the Adviser. The Trustees also have adopted a retirement policy that permits each non-Invesco-affiliated Trustee to serve until December 31 of the year in which the Trustee turns 75. A majority of the Trustees may extend from time to time the retirement date of a Trustee.
          Annual retirement benefits are available from the Funds and/or the other Invesco Funds for which a Trustee serves (each, a “Covered Fund”), for each Trustee who is not an employee or officer of the Adviser, who either (a) became a Trustee prior to December 1, 2008, and who has at least five years of credited service as a Trustee (including service to a predecessor fund) of a Covered Fund, or (b) was a member of the Board of Trustees of a Van Kampen Fund immediately prior to June 1, 2010 (“Former Van Kampen Trustee”), and has at least one year of credited service as a Trustee of a Covered Fund after June 1, 2010.
          For Trustees other than Former Van Kampen Trustees, effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to

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retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such Trustee’s credited years of service. If a Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary for the same length of time that the Trustee would have received the payments based on his or her service or, if the Trustee has elected, in a discounted lump sum payment. A Trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A Trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.
          If the Former Van Kampen Trustee completes at least 10 years of credited service after June 1, 2010, the retirement benefit will equal 75% of the Former Van Kampen Trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such Trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and such Trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the Trustee or deferred. The annual retirement benefit is payable in quarterly installments for 10 years beginning after the later of the Former Van Kampen Trustee’s termination of service or attainment of age 72 (or age 60 in the event of disability or immediately in the event of death). If a Former Van Kampen Trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased Trustee’s designated beneficiary or, if the Trustee has elected, in a discounted lump sum payment.
          If the Former Van Kampen Trustee completes less than 10 years of credited service after June 1, 2010, the retirement benefit will be payable at the applicable time described in the preceding paragraph, but will be paid in two components successively. For the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the first component of the annual retirement benefit will equal 75% of the compensation amount described in the preceding paragraph. Thereafter, for the period of time equal to the Former Van Kampen Trustee’s years of credited service after June 1, 2010, the second component of the annual retirement benefit will equal the excess of (x) 75% of the compensation amount described in the preceding paragraph, over (y) $68,041 plus an interest factor of 4% per year compounded annually measured from June 1, 2010 through the first day of each year for which payments under this second component are to be made. In no event, however, will the retirement benefits under the two components be made for a period of time greater than 10 years. For example, if the Former Van Kampen Trustee completes 7 years of credited service after June 1, 2010, he or she will receive 7 years of payments under the first component and thereafter 3 years of payments under the second component, and if the Former Van Kampen Trustee completes 4 years of credited service after June 1, 2010, he or she will receive 4 years of payments under the first component and thereafter 4 years of payments under the second component.
Deferred Compensation Agreements
          Edward K. Dunn and Carl Frischling (former Trustees of funds in the Invesco Funds complex), Messrs. Crockett and Fields, and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the “Deferring Trustees”) have each executed a Deferred Compensation Agreement (collectively, the “Compensation Agreements”). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Funds, and such amounts are placed into a deferral account and deemed to be invested in one or more Invesco Funds selected by the Deferring Trustees.

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          Distributions from these deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Funds and of each other Invesco Fund from which they are deferring compensation.
Code of Ethics
          Invesco, the Trust, Invesco Distributors and the Sub-Advisers each have adopted a Code of Ethics that applies to all Invesco Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Unless specifically noted, each Sub-Advisers’ Codes of Ethics do not materially differ from Invesco Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the Invesco Funds. Personal trading, including personal trading involving securities that may be purchased or held by an Invesco Fund, is permitted under the Code of Ethics subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.
Proxy Voting Policies
          Invesco has adopted its own specific Proxy Voting Policies.
          The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the following Adviser/Sub-Adviser(s), including as appropriate:

Fund	Adviser/Sub-Adviser
Invesco V.I. American Franchise Fund	Invesco (retail policy)
Invesco V.I. American Value Fund	Invesco (retail policy)
Invesco V.I. Comstock Fund	Invesco (retail policy)
Invesco V.I. Diversified Dividend Fund	Invesco (retail policy)
Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco (institutional policy)
Invesco V.I. Equity and Income Fund	Invesco (retail policy)
Invesco V.I. Global Core Equity Fund	Invesco (institutional policy)
Invesco V.I. Growth and Income Fund	Invesco (retail policy)
Invesco V.I. Mid Cap Growth Fund	Invesco (retail policy)
Invesco V.I. S&P 500 Index Fund	Invesco (institutional policy)
          Invesco (the Proxy Voting Entity) will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds will vote proxies related to their portfolio securities through June 30, 2012 is available without charge at our Web site, www.invesco.com/us. This information is also available at the SEC Web site, www.sec.gov.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
          Information about the ownership of each class of the Funds’ shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to “control” that Fund.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
          Invesco serves as the Funds’ investment adviser. The Adviser managers the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Funds’ day-to-day management. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976. Invesco is an indirect, wholly-owned subsidiary of Invesco Ltd. Invesco Ltd. and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under “Management Information” herein.
          As investment adviser, Invesco supervises all aspects of the Funds’ operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. The Master Investment Advisory Agreement (Advisory Agreement) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.
          Pursuant to an administrative services agreement with the Funds, Invesco is also responsible for furnishing to the Funds, at Invesco’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the respective businesses of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund’s accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.
          The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds’ shareholders.
          Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.
          Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

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	Annual Rate/Net Assets
Fund Name	Per Advisory Agreement
Invesco V.I. American Franchise Fund	First $250 million	0.695%
	Next $250 million	0.67%
	Next $500 million	0.645%
	Next $550 million	0.62%
	Next $3.45 billion	0.60%
	Next $250 million	0.595%
	Next $2.25 billion	0.57%
	Next $2.5 billion	0.545%
	Over $10 billion	0.52%

Invesco V.I. American Value Fund	First $1 billion	0.72%
	Over $1 billion	0.65%

Invesco V.I. Comstock Fund	First $500 million	0.60%
	Over $500 million	0.55%

Invesco V.I. Diversified Dividend Fund	First $250 million	0.545%
	Over $750 million	0.42%
	Next $1 billion	0.395%
	Over $2 billion	0.37%

Invesco V.I. Equally-Weighted S&P 500 Fund	First $2 billion	0.12%
	Over $2 billion	0.10%

Invesco V.I. Equity and Income Fund	First $150 million	0.50%
	Next $100 million	0.45%
	Next $100 million	0.40%
	Over $350 million	0.35%

Invesco V.I. Global Core Equity Fund	First $1 billion	0.67%
	Next $500 million	0.645%
	Next $1 billion	0.62%
	Next $1 billion	0.595%
	Next $1 billion	0.57%
	Over $4.5 billion	0.545%

Invesco V.I. Growth and Income Fund	First $500 million	0.60%
	Over $500 million	0.55%

Invesco V.I. Mid Cap Growth Fund	First $500 million	0.75%
	Next $500 million	0.70%
	Over $1 billion	0.65%

Invesco V.I. S&P 500 Index Fund	First $2 billion	0.12%
	Over $2 billion	0.10%
          Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made. Contractual fee waivers or reductions set forth in the Fee Table in a prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco and the Fund.
          Invesco has contractually agreed through at least June 30, 2013, to waive advisory fees payable by each Fund in an amount equal to 100% of the advisory fee Invesco receives from the Affiliated Money Market Funds as a result of each Fund’s investment of uninvested cash in the Affiliated

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Money Market Funds. See “Description of the Funds and Their Investments and Risks — Investment Strategies and Risks — Other Investments — Other Investment Companies.”
          Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement). The expense limitations for the following Funds’ shares are:

	Expense Limitation
	Expires	Expires	Expires	Expires
Fund	April 30, 2013	June 30, 2013	April 30, 2014	June 30, 2014
Invesco V.I. American Franchise Fund
Series I	—	—	—	0.90%
Series II	—	—	—	1.15%
Invesco V.I. American Value Fund
Series I	—	2.00%	—	—
Series II	—	2.25%	—	—
Invesco V.I. Comstock Fund
Series I	0.72%	—	0.78%	—
Series II	0.97%	—	1.03%	—
Invesco V.I. Diversified Dividend Fund
Series I	0.77%	—	—	2.00%
Series II	1.02%	—	—	2.25%
Invesco V.I. Equally-Weighted S&P 500 Fund
Series I	—	2.00%	—	—
Series II	—	2.25%	—	—
Invesco V.I. Equity and Income Fund
Series I	—	1.50%	—	—
Series II	—	1.75%	—	—
Invesco V.I. Global Core Equity Fund
Series I	—	2.25%	—	—
Series II	—	2.50%	—	—
Invesco V.I. Growth and Income Fund
Series I	0.72%	—	0.78%	—
Series II	0.97%	—	1.03%	—
Invesco V.I. Mid Cap Growth Fund
Series I	—	—	—	1.09%
Series II	—	—	—	1.34%
Invesco V.I. S&P 500 Index Fund
Series I	—	2.00%	—	—
Series II	—	2.25%	—	—
          The Total Annual Fund Operating Expenses used in determining whether a Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a fund’s prospectus fee table. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.
          If applicable, such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s prospectus. Unless the Board of Trustees and Invesco mutually agree to amend or terminate the fee waiver agreement, it will terminate on the expiration dates disclosed above.
          The management fees for the last three fiscal years are found in Appendix G.

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Investment Sub-Advisers
          Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Investment Advisers Act of 1940 are:
Invesco Asset Management Deutschland GmbH (Invesco Deutschland)
Invesco Asset Management Limited (Invesco Asset Management)
Invesco Asset Management (Japan) Limited (Invesco Japan)
Invesco Australia Limited (Invesco Australia)
Invesco Hong Kong Limited (Invesco Hong Kong)
Invesco Senior Secured Management, Inc. (Invesco Senior Secured)
Invesco Canada Ltd. (Invesco Canada); (each a Sub-Adviser and collectively, the Sub-Advisers).

Invesco and each Sub-Adviser are indirect wholly-owned subsidiaries of Invesco Ltd.
          The only fees payable to the Sub-Advisers under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco, if any.
Portfolio Managers
          Appendix H contains the following information regarding the portfolio managers identified in each Fund’s prospectus:
•	The dollar range of the managers’ investments in each Fund.

•	A description of the managers’ compensation structure.
          Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.
Securities Lending Arrangements
          If a Fund engages in securities lending, Invesco will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by Invesco if a Fund engages in securities lending activities, as well as the compensation Invesco may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the “agent”) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with Invesco’s instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.
          Invesco’s compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services Invesco will provide, a lending Fund will pay Invesco a fee equal to 25% of the net monthly interest or fee income

59

retained or paid to the Fund from such activities. Invesco currently waives such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.
Service Agreements
          Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (Administrative Services Agreement) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, Invesco is reimbursed for the services of the Trust’s principal financial officer and her staff and any expenses related to fund accounting services.
          In addition, Invesco contracts with Participating Insurance Companies to provide certain services related to operations of the Trust. These services may include, among other things: the printing of prospectuses, financial reports and proxy statements and the delivery of the same to existing Contract owners; the maintenance of master accounts; the facilitation of purchases and redemptions requested by Contract owners; and the servicing of Contract owner accounts.
          Each Participating Insurance Company negotiates the fees to be paid for the provision of these services. The cost of providing the services and the overall package of services provided may vary from one Participating Insurance Company to another. Invesco does not make an independent assessment of the cost of providing such services.
          The Funds agreed to reimburse Invesco for its costs in paying the Participating Insurance Companies that provide these services, currently subject to an annual limit of 0.25% of the average net assets invested in each Fund by each Participating Insurance Company. Any amounts paid by Invesco to a Participating Insurance Company in excess of 0.25% of the average net assets invested in each Fund are paid by Invesco out of its own financial resources.
          Administrative services fees paid for the last three fiscal years ended December 31 are found in Appendix I.
Other Service Providers
          Transfer Agent. Invesco Investment Services, Inc., (Invesco Investment Services), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046, a wholly-owned subsidiary of Invesco Ltd., is the Trust’s transfer agent.
          The Transfer Agency and Service Agreement (the TA Agreement) between the Trust and Invesco Investment Services provides that Invesco Investment Services will perform certain services for the Funds. The TA Agreement provides that Invesco Investment Services will receive a per trade fee plus out-of-pocket expenses to process orders for purchases and redemptions of shares; prepare and transmit payments for dividends and distributions declared by the Funds; and maintain shareholder accounts.
          Sub-Transfer Agent. Invesco Canada, 5140 Yonge Street, Suite 800, Toronto, Ontario M2N6X7, a wholly-owned, indirect subsidiary of Invesco Ltd., provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Canada and Invesco Investment Services. The Trust does not pay a fee to Invesco Canada for these services. Rather Invesco Canada is compensated by Invesco Investment Services, as a sub-contractor.
          Custodian. State Street Bank and Trust Company (the Custodian), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The Bank of New York

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Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.
          The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. Invesco is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities’ depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.
          Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.
          Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed PricewaterhouseCoopers LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent registered public accounting firm to audit the financial statements of the Funds. Such appointment was ratified and approved by the Board.
          Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2005 Market Street, Suite 2600, Philadelphia, Pennsylvania 19103-7018.
BROKERAGE ALLOCATION AND OTHER PRACTICES
          The Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund’s assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker selection will be made by the Sub-Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers brokerage allocation procedures do not materially differ from Invesco’s procedures.
Brokerage Transactions
          Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more broker-dealers, including affiliated and third-party broker-dealers, to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in six primary trading centers to place equity securities trades in their regions. Invesco Advisers’ Americas desk, located in Atlanta, Houston and Toronto, generally places trades of equity securities trading in North America, Canada and Latin America; the Hong Kong desk of Invesco Hong Kong (the Hong Kong Desk) generally places trades of equity securities in the Asia-Pacific markets, except Japan; the Japan trading desk of Invesco Japan generally places trades of equity securities in the Japanese markets; and the London trading desk of Invesco Global Investment Funds Limited (the London Desk) generally places trades of equity securities in European, Middle Eastern and African countries; the Australia desk, located in Sydney and Melbourne, for the execution of orders of equity securities trading in the Australian and New Zealand markets and the Taipei desk, located in Taipei, for the execution of orders of securities trading in the Chinese market.. Invesco, Invesco Canada, Invesco Australia, Invesco Japan, Invesco Deutschland ,Invesco Hong Kong and Invesco Asset Management use the global equity trading desk to place equity trades. Other Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the global trading desks are similar in all material respects.

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          References in the language below to actions by Invesco or a Sub-Adviser (other than Invesco Canada or Invesco Japan) making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the London Desk. Even when trading is delegated by Invesco or the Sub-Advisers to the various arms of the global equity trading desk, Invesco or the Sub-Advisers that delegate trading is responsible for oversight of this trading activity.
          Invesco or the Sub-Advisers make decisions to buy and sell securities for each Fund, selects broker-dealers (each, a Broker), effects the Funds’ investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Invesco’s and the Sub-Advisers’ primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While Invesco or the Sub-Advisers seek reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.
          Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.
          Historically, Invesco and the Sub-Advisers did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.
          In some cases, Invesco may decide to place trades on a “blind principal bid” basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at the market close price for a specific commission. Invesco generally selects the broker with the lowest bid to execute these trades.
          Brokerage commissions during the last three fiscal years ended December 31 are found in Appendix J.
Commissions
          The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an Invesco Fund, provided the conditions of an exemptive order received by the Invesco Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other Invesco Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various Invesco Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.
Broker Selection
          Invesco’s or the Sub-Advisers’ primary consideration in selecting Brokers to execute portfolio transactions for an Invesco Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Advisers considers the full range and

62

quality of a Broker’s services, including the value of research and/or brokerage services provided, execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco’s and the Sub-Adviser’s primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker’s ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Advisers will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Advisers will not select Brokers based upon their promotion or sale of Fund shares.
          In choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Advisers may select Brokers that are not affiliated with Invesco that provide brokerage and/or research services (Soft Dollar Products) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco or the Sub-Advisers, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Advisers must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco’s or the Sub-Advisers’] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Adviser in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Advisers.
          Invesco and the Sub-Advisers face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Advisers are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or the Sub-Advisers’ expenses to the extent that Invesco or the Sub-Advisers would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Advisers to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts (or accounts managed by the Sub-Advisers) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Advisers, Inc.-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser-managed accounts) that benefit directly from the product. Invesco or the Sub-Advisers may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.
Invesco presently engages in the following instances of cross-subsidization:
          Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income Invesco Funds are generated entirely by equity Invesco Funds and other equity client accounts managed by Invesco. In other words, certain fixed income Invesco Funds are cross-subsidized by the equity Invesco Funds in that the fixed income Invesco Funds receive the benefit of Soft Dollar Products services for which they do not pay. Similarly, other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.
          Invesco and the Sub-Advisers attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Adviser concludes that the Broker supplying the product is capable of providing best execution.
          Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Adviser use soft dollars to purchase two types of Soft Dollar Products:

63

•	proprietary research created by the Broker executing the trade, and

•	other products created by third parties that are supplied to Invesco or the Sub-Adviser through the Broker executing the trade.
          Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco receives from each Broker, Invesco develops an estimate of each Broker’s share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.
          Invesco and the Sub-Advisers also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Advisers through Brokers executing the trades or other Brokers who “step in” to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub-Advisers may from time to time instruct the executing Broker to allocate or “step out” a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Advisers have “stepped out” would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been “stepped out.” Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.
          Soft Dollar Products received from Brokers supplement Invesco’s and or the Sub-Advisers’ own research (and the research of certain of its affiliates), and may include the following types of products and services:
•
Database Services — comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

•
Quotation/Trading/News Systems — products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

•	Economic Data/Forecasting Tools — various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

•	Quantitative/Technical Analysis — software tools that assist in quantitative and technical analysis of investment data.

•	Fundamental/Industry Analysis — industry specific fundamental investment research.

•
Other Specialized Tools — other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

          If Invesco or the Sub-Advisers determine that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Advisers will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco or the Sub-Advisers will allocate brokerage commissions to Brokers only for the portion of the

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service or product that Invesco or the Sub-Advisers determine assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.
          Outside research assistance is useful to Invesco or the Sub-Advisers because the Brokers used by Invesco or the Sub-Advisers tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Advisers’ staff follow. In addition, such services provide Invesco or the Sub-Advisers with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco’s or the Sub-Advisers’ clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Advisers believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Adviser’s research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Advisers’ investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Advisers receive such services. To the extent the Funds’ portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.
          Invesco or the Sub-Advisers may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Advisers believe such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling Invesco Fund shares. Invesco and the Sub-Advisers will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.
Directed Brokerage (Research Services)
          Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2012 are found in Appendix K.
Affiliated Transactions
          Invesco may place trades with Invesco Capital Markets, Inc. (ICMI), a broker-dealer with whom it is under common control, provided Invesco determines that the affiliate’s trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which Invesco could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for Invesco. Trades placed through VKFI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Boards of the various Invesco Funds, including the Trust.
          Brokerage commissions on affiliated transactions paid by the Funds during the fiscal year ended December 31, 2012, are found in Appendix J.
Regular Brokers
          Information concerning the Funds’ acquisition of securities of their Brokers during the last fiscal year ended December 31, 2012 is found in Appendix K.

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Allocation of Portfolio Transactions
          Invesco and the Sub-Advisers manage numerous Invesco Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco and the Sub-Adviser will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco or the Sub-Adviser may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.
Allocation of Initial Public Offering (“IPO”) Transactions
          Certain of the Invesco Funds or other accounts managed by Invesco may become interested in participating in IPOs. Purchases of IPOs by one Invesco Fund or other accounts may also be considered for purchase by one or more other Invesco Funds or accounts. Invesco combines indications of interest for IPOs for all Invesco Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such Invesco Funds and accounts cannot be filled completely, Invesco shall allocate such transactions in accordance with the following procedures:
          Invesco or the Sub-Adviser may determine the eligibility of each Invesco Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the Invesco Fund’s or account’s investment objective, policies, strategies and current holdings. Invesco will allocate securities issued in IPOs to eligible Invesco Funds and accounts on a pro rata basis based on order size.
          Invesco Canada, Invesco Australia, Invesco Hong Kong and Invesco Japan allocate IPOs on a pro rata basis based on size of order or in such other manner which they believe is fair and equitable.
          Invesco Asset Management allocates IPOs on a pro rata basis based on account size or in such other manner believed by Invesco Asset Management to be fair and equitable.
          Invesco Deutschland and Invesco Senior Secured do not subscribe to IPOs.
PURCHASE, REDEMPTION AND PRICING OF SHARES
          The Trust offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the Contracts) and variable life insurance policies (Policies). Each separate account contains divisions, each of which corresponds to a Fund in the Trust. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.
          The Trust, in the future, may offer the shares of its Funds to certain pension and retirement plans (Plans) qualified under the Internal Revenue Code of 1986, as amended (the Code). The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

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          The Board monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in a Fund. A Fund’s net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or plan) withdrawing because of a conflict.
Calculation of Net Asset Value
          Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund’s securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund’s net asset value per share is made in accordance with generally accepted accounting principles. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund’s financial statements due to adjustments required by generally accepted accounting principles made to the net assets of the Fund at period end.
          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
          A security listed or traded on an exchange (excluding convertible bonds) held by a Fund is valued at its last sales price or official closing price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Each equity security traded in the over-the-counter market is valued on the basis of prices furnished by independent pricing vendors or market makers. Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote on the basis of prices provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.
          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Short-term obligations having 60 days or less to maturity and commercial paper are priced at amortized cost, which approximates value.
          Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary

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trading session of the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If Invesco believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.
          Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.
          Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.
          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry, and company performance.
          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
          For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each non-money market fund’s portfolio securities transactions are recorded no later than the first business day following the trade date. Transactions in money market fund portfolio securities transactions are recorded no later than the first business day following the trade date. Transactions in money market fund portfolio securities are normally accounted for on a trade date basis.

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Redemptions In Kind
          Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, an AIM Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds, has made an election under Rule 18f-1 under the 1940 Act (a Rule 18f-1 Election), and therefore, the Trust, on behalf of the Fund, is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund’s net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.
Payments to Participating Insurance Companies and/or their Affiliates
          Invesco or Invesco Distributors may, from time to time, at their expense out of their own financial resources, make cash payments to Participating Insurance Companies and/or their affiliates, as an incentive to promote the Funds and/or to retain Participating Insurance Companies’ assets in the Funds. Such cash payments may be calculated on the average daily net assets of the applicable Fund(s) attributable to that particular Participating Insurance Company (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Invesco or Invesco Distributors may also make other cash payments to Participating Insurance Companies and/or their affiliates in addition to or in lieu of Asset-Based Payments, in the form of: payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives of those dealer firms and their families to places within or outside the United States; meeting fees; entertainment; transaction processing and transmission charges; advertising or other promotional expenses; or other expenses as determined in Invesco’s or Invesco Distributors’ discretion. In certain cases these other payments could be significant to the Participating Insurance Companies and/or their affiliates. Generally, commitments to make such payments are terminable upon notice to the Participating Insurance Company and/or their affiliates. However, Invesco and Invesco Distributors have entered into unique agreements with RiverSource Life Insurance Company and its affiliates (RiverSource), where the payment obligation of Invesco or Invesco Distributors can only be terminated on the occurrence of certain specified events. For example, in the event that RiverSource obtains an SEC order to substitute out such RiverSource assets in the Funds or such RiverSource assets in the Funds falls below a pre-determined level, payments by Invesco or Invesco Distributors to RiverSource can then be terminated. Any payments described above will not change the price paid by RiverSource for the purchase of the applicable Fund’s shares or the amount that any particular Fund will receive as proceeds from such sales. Invesco or Invesco Distributors determines the cash payments described above in its discretion in response to requests from RiverSource, based on factors it deems relevant. RiverSource may not use sales of the Funds’ shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.
          A list of certain entities that received payments as described in this SAI during the 2012 calendar year is attached as Appendix L. The list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to entities not listed below. Accordingly, please contact your Participating Insurance Company to determine whether they currently may be receiving such payments and to obtain further information regarding any such payments.

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DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
Dividends and Distributions
          The following discussion of dividends and distributions should be read in connection with the applicable sections in the Prospectus.
          All dividends and distributions will be automatically reinvested in additional shares of the same class of a Fund (hereinafter, the Fund) unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another Invesco Fund, subject to the terms and conditions set forth in the Prospectus under the caption “Purchasing Shares — Automatic Dividend and Distribution Investment.” Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.
          The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (“Class Expenses”). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act.
Tax Matters
          The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
          This “Tax Matters” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
          For federal income tax purposes, the insurance company (rather than the purchaser of a variable contract) is treated as the owner of shares of the Fund selected as an investment option. This is for general information only and not tax advice. Holders of variable contracts should ask their own tax advisors for more information on their own tax situation, including possible federal, state, local and foreign taxes.
          Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” (sometimes referred to as a regulated investment company, RIC or fund) under Subchapter M of the Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
          Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•	Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt

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income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•
Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

•
Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.

          In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
          The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.
          If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right

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not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
          Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (RIC Mod Act), if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before December 22, 2010, the Fund is permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a taxable year beginning on or before December 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is more than a 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before December 22, 2010), to expire, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.
          Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions (see, “Taxation of Fund Distributions — Capital gain dividends” below). A “qualified late year loss” includes:
(i) any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (post-October losses), and
(ii) the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.
          The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence. Special rules apply to a Fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes.
          Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to

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retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
          Asset allocation funds. If the Fund is a fund of funds, asset allocation fund, or a feeder fund in a master -feeder structure (collectively referred to as a “fund of funds” which invests in one or more underlying funds taxable as regulated investment companies) distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. A fund of funds (other than a feeder fund in a master -feeder structure) generally will not be able currently to offset gains realized by one underlying fund in which the fund of funds invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, except with respect to a qualified fund of funds, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes, and (b) is not eligible to pass-through to shareholders exempt-interest dividends from an underlying fund. A qualified fund of funds, i.e. a Fund at least 50 percent of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other RICs, is eligible to pass-through to shareholders (a) foreign tax credits and (b) exempt-interest dividends. Also a fund of funds, whether or not it is a qualified fund of funds, is eligible to pass-through to shareholders qualified dividends earned by an underlying fund (see, “Taxation of Fund Distributions — Corporate dividends received deduction” below). However, dividends paid to shareholders by a fund of funds from interest earned by an underlying fund on U.S. Government obligations are unlikely to be exempt from state and local income tax.
          Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund may make sufficient distributions to avoid liability for federal income and excise tax but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax. However, in any calendar year in which the investment made by Invesco and its affiliates in the Fund does not exceed $250,000, the Fund may qualify for an exemption from the excise tax regardless of whether it has satisfied the foregoing distribution requirements. Funds that do not qualify for this exemption intend to make sufficient distributions to avoid imposition of the excise tax.
          Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country.

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Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.
          Special Rules Applicable To Variable Contracts. The Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the corresponding division of the insurance company separate accounts, the Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the Fund’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Asset Diversification is satisfied and no more than 55% of the value of the account’s total assets are cash and cash items (including receivables), government securities and securities of other RICs. The regulations also provide that the Fund’s shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of the Fund or the trustee of a qualified pension plan. Failure of the Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the contract holders investing in a corresponding insurance company division other than as described in the applicable prospectuses of the various insurance company separate accounts.
          Also, a contract holder should not be able to direct the Fund’s investment in any particular asset so as to avoid the prohibition on investor control. The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.
          Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.
          Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid may be qualified dividends eligible for the corporate dividends received deduction.
          Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder owned its shares.

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In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) that are properly reported by the Fund to shareholders as capital gain dividends generally will be taxable to a shareholder receiving such distributions as long-term capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year generally will be taxable to a shareholder receiving such distributions as ordinary income.
          Corporate dividends received deduction. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividends from domestic corporations will qualify for the 70% dividends received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
          Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs. See “Tax Treatment of Portfolio Transactions — Investments in U.S. REITs.”
          Pass-through of foreign tax credits. If more than 50% of the value of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, or if the Fund is a qualified fund of funds (i.e. a fund at least 50 percent of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs),the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign income tax paid by the Fund (the Foreign Tax Election) in lieu of deducting such amount in determining its investment company taxable income. Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions — Securities lending” below.
          Consent dividends. The Fund may utilize consent dividend provisions of Section 565 of the Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.
          Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a contribution of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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          Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under “Description of the Funds and their Investments and Risks — Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
          In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
          Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.
          Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
          Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g. through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
          The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (section 1256 contracts). Gains or losses on section 1256 contracts generally are considered 60% long-term and

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40% short-term capital gains or losses (60/40), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.
          In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.
          Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
          Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.
          PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market

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election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.
          Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions — PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
          Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income).”
          Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including qualified pension plans , individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with

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respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.
          These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
          Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund — Qualification as a regulated investment company.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.
          Investments in commodities — structured notes, corporate subsidiary and certain ETFs. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the Income Requirement nor qualifying assets for purposes of satisfying the Asset Diversification Test. See “Taxation of the Fund — Qualification as a regulated investment company.” Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. In a subsequent revenue ruling, as well as in a number of follow-on private letter rulings (upon which only the fund that received the private letter ruling may rely), the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity index-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However, as of the date of this SAI, the IRS has suspended the issuance of any further private letter rulings pending a review of its position. Should the IRS issue guidance, or Congress enact legislation, that adversely affects the tax treatment of a fund’s use of commodity-linked notes, or a corporate subsidiary, the fund may no longer be able to utilize commodity index-linked notes or a corporate subsidiary to gain commodity exposure. In addition, a fund may gain exposure to commodities through investment in QPTPs such as an exchange traded fund or ETF that is classified as a partnership and which invests in commodities. Accordingly, the extent to which a fund invests in commodities or commodity-linked derivatives may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company. A fund also may be limited in its ability to sell its investments in commodities, commodity-linked derivatives, and certain ETFs or be forced to sell other investments to generate income due to the Income Requirement. If a fund does not appropriately limit such investments or if such investments (or the income earned on such investments) were to be recharacterized for U.S. tax purposes, the fund could fail to qualify as a regulated investment company. In lieu of potential disqualification, a fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

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          Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
          Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.
          Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
DISTRIBUTION OF SECURITIES
Distributor
          The Trust has entered into a master distribution agreement relating to the Funds (the Distribution Agreement) with Invesco Distributors, a registered broker-dealer and a wholly-owned subsidiary of Invesco, pursuant to which Invesco Distributors acts as the distributor of shares of the Funds. The address of Invesco Distributors is 11 Greenway Plaza, Suite 2500, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with Invesco Distributors. See “Management of the Trust.”
          The Distribution Agreement provides Invesco Distributors with the exclusive right to distribute shares of the Funds on a continuous basis.
          The Trust (on behalf of any class of any Fund) or Invesco Distributors may terminate the Distribution Agreement on sixty (60) days’ written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.
Distribution Plan
          The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Series II shares (the Plan). Each Fund, pursuant to the Plan, pays Invesco Distributors compensation at the annual rate of 0.25% of average daily net assets of Series II shares.

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          The Plan compensates Invesco Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Series II shares of the Funds. Distribution activities appropriate for financing under the Plan include, but are not limited to, the following: expenses relating to the development, preparation, printing and distribution of advertisements and sales literature and other promotional materials describing and/or relating to the Fund; expenses of training sales personnel regarding the Fund; expenses of organizing and conducting seminars and sales meetings designed to promote the distribution of the Series II shares; compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Series II shares to fund variable annuity and variable insurance contracts investing directly in the Series II shares; compensation to sales personnel in connection with the allocation of cash values and premium of variable annuity and variable insurance contracts to investments in the Series II shares; compensation to and expenses of employees of Invesco Distributors, including overhead and telephone expenses, who engage in the distribution of the Series II shares; and the costs of administering the Plan.
          Amounts payable by a Fund under the Plan need not be directly related to the expenses actually incurred by Invesco Distributors on behalf of each Fund. The Plan does not obligate the Funds to reimburse Invesco Distributors for the actual expenses Invesco Distributors may incur in fulfilling its obligations under the Plan. Thus, even if Invesco Distributors’ actual expenses exceed the fee payable to Invesco Distributors at any given time, the Funds will not be obligated to pay more than that fee. If Invesco Distributors’ expenses are less than the fee it receives, Invesco Distributors will retain the full amount of the fee. No provision of this Distribution Plan shall be interpreted to prohibit any payments by the Trust during periods when the Trust has suspended or otherwise limited sales. Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the Financial Industry Regulatory Authority (FINRA).
          Invesco Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco Distributors and the Fund.
          Invesco Distributors has contractually agreed through at least June 30, 2012 to waive 0.20% of average net assets of Invesco V.I. Equity and Income Fund’s Series II Shares and 0.15% of average net assets of Invesco V.I. Mid Cap Value Fund’s Series II Shares Rule 12b-1 distribution Plan Payments.
          Invesco Distributors has entered into agreements with Participating Insurance Companies and other financial intermediaries to provide the distribution services in furtherance of the Plan. Currently, Invesco Distributors pays Participating Insurance Companies and others at the annual rate of 0.25% of average daily net assets of Series II shares attributable to the Contracts issued by the Participating Insurance Company as compensation for providing such distribution services. Invesco Distributors does not act as principal, but rather as agent for the Funds, in making distribution service payments. These payments are an obligation of the Funds and not of Invesco Distributors.
          See Appendix M for a list of the amounts paid by Series II shares to Invesco Distributors pursuant to the Plan for the year, or period, ended December 31, 2012 and Appendix N for an estimate by category of the allocation of actual fees paid by Series II shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2012.
          As required by Rule 12b-1, the Plan approved by the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the “Rule 12b-1 Trustees”). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each Series II class shares of the Funds and its respective shareholders by, among other

81

things, providing broker-dealers with an incentive to sell additional shares of the Trust, thereby helping to satisfy the Trust’s liquidity needs and helping to increase the Trust’s investment flexibility.
          Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. The Plan requires Invesco Distributors to provide the Board at least quarterly with a written report of the amounts expended pursuant to the Distribution Plan and the purposes for which such expenditures were made. The Board reviews these reports in connection with their decisions with respect to the Plan. A Plan may be terminated as to any Fund or Series II shares by the vote of a majority of the Rule 12b-1 Trustees or, with respect to the Series II shares, by the vote of a majority of the outstanding voting securities of the Series II shares.
          Any change in the Plan that would increase materially the distribution expenses paid by the Series II shares requires shareholder approval. No material amendment to the Plan may be made unless approved by the affirmative vote of a majority of the Rule 12b-1 Trustees cast in person at a meeting called for the purpose of voting upon such amendment.
FINANCIAL STATEMENTS
          A Fund’s financial statements for the period ended December 31, 2012, including the Financial Highlights pertaining thereto, and the reports of the independent registered public accounting firm thereon, are incorporated by reference into this SAI from such Fund’s most recent Annual Report to shareholders.
          The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.
PENDING LITIGATION
Investigations Related to Market Timing
On August 30, 2005, the West Virginia Securities Commissioner (WVASC) issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM Advisors, Inc. and AIM Distributors, Inc. (predecessors to Invesco Advisers, Inc. and Invesco Distributors, Inc., respectively) (collectively, “Invesco”) (Order No. 05-1318). The WVASC alleged that Invesco entered into certain arrangements permitting market timing and failed to disclose these arrangements in violation of the West Virginia securities laws. The WVASC ordered Invesco to cease any further violations and sought to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an “administrative assessment” to be determined by the Commissioner. On October 27, 2011, a hearing examiner was appointed to this matter. This matter continues to be indefinitely suspended.

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APPENDIX A
RATINGS OF DEBT SECURITIES
          The following is a description of the factors underlying the debt ratings of Moody’s, S&P and Fitch.
Moody’s Long-Term Debt Ratings
          Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
          Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
          A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
          Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics
          Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
          B: Obligations rated B are considered speculative and are subject to high credit risk.
          Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
          Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
          C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
          Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Moody’s Short-Term Prime Rating System
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP (Not Prime)
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.
Moody’s MIG/VMIG US Short-Term Ratings
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.
In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.
The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.
Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.
          MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
          MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
          MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
          SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Standard & Poor’s Long-Term Issue Credit Ratings
Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
AAA
An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C
A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
D
An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.
Plus (+) or minus (-)
The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
Standard & Poor’s Short-Term Issue Credit Ratings
A-1
A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3
A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead a weakened capacity of the obligor to meet its financial commitment on the obligation.
B
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
C
An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.
D
A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
Standard & Poor’s Municipal Short-Term Note Ratings Definitions
A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule — the larger final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:
SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3
Speculative capacity to pay principal and interest.
Standard & Poor’s Dual Ratings
Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’)
The ratings and other credit related opinions of Standard & Poor’s and its affiliates are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold or sell any securities or make any investment decisions. Standard & Poor’s assumes no obligation to update any information following publication. Users of ratings and credit related opinions should not rely on them in making any investment decision. Standard & Poor’s opinions and analysis do not address the suitability of any security. Standard & Poor’s Financial Services LLC does not act as a fiduciary or an investment advisor. While Standard & Poor’s has obtained information from sources it believes to be reliable, Standard & Poor’s does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives. Ratings and credit related opinions may be changed, suspended, or withdrawn at any time.
Fitch Credit Rating Scales
Fitch Ratings’ credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. The agency’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.
A designation of “Not Rated” or “NR” is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.
Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Fitch Ratings’ credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).
In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch Ratings may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.
Fitch Long-Term Rating Scales
Issuer Credit Rating Scales
Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.
In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default. For historical information on the default experience of Fitch-rated issuers, please consult the transition and default performance studies available from the Fitch Ratings website.
          AAA: Highest credit quality.
‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
          AA: Very high credit quality.
‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
          A: High credit quality.
‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
          BBB: Good credit quality.
‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

          BB: Speculative.
‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.
          B: Highly speculative.
‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.
          CCC: Substantial credit risk.
Default is a real possibility.
          CC: Very high levels of credit risk.
Default of some kind appears probable.
          C: Exceptionally high levels of credit risk
Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a.	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b.	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c.	Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

          RD: Restricted default.
‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

a.	the selective payment default on a specific class or currency of debt;

b.
the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c.	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d.	execution of a coercive debt exchange on one or more material financial obligations.

          D: Default.
‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.
Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.
“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.
In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.
Note:
The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.
Fitch Short-Term Rating Scales
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.
          F1: Highest short-term credit quality.
Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
          F2: Good short-term credit quality.
Good intrinsic capacity for timely payment of financial commitments.
          F3: Fair short-term credit quality.
The intrinsic capacity for timely payment of financial commitments is adequate.
          B: Speculative short-term credit quality.
Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
          C: High short-term default risk.
Default is a real possibility.
          RD: Restricted default.
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.
          D: Default.
Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B
Persons to Whom Invesco Provides
Non-Public Portfolio Holdings on an Ongoing Basis
(as of March 31, 2013)

Service Provider	Disclosure Category
ABN AMRO Financial Services, Inc.	Broker (for certain Invesco Funds)
Absolute Color	Financial Printer
Anglemyer & Co.	Analyst (for certain Invesco Funds)
Ballard Spahr Andrews & Ingersoll, LLP	Special Insurance Counsel
Barclays Capital, Inc.	Broker (for certain Invesco Funds)
Blaylock Robert Van LLC	Broker (for certain Invesco Funds)
BB&T Capital Markets	Broker (for certain Invesco Funds)
Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain Invesco Funds)
BLNS Securities Ltd.	Broker (for certain Invesco Funds)
BOSC, Inc.	Broker (for certain Invesco Funds)
BOWNE & Co.	Financial Printer
Brown Brothers Harriman & Co.	Securities Lender (for certain Invesco Funds)
Cabrera Capital Markets	Broker (for certain Invesco Funds)
Charles River Systems, Inc.	System Provider
Chas. P. Young Co.	Financial Printer
Cirrus Research, LLC	Trading System
Citigroup Global Markets, Inc.	Broker (for certain Invesco Funds)
Commerce Capital Markets	Broker (for certain Invesco Funds)
Crane Data, LLC	Analyst (for certain Invesco Funds)
Credit Suisse International / Credit Suisse Securities (Europe) Ltd.	Service Provider
Crews & Associates	Broker (for certain Invesco Funds)
D.A. Davidson & Co.	Broker (for certain Invesco Funds)
Dechert LLP	Legal Counsel
DEPFA First Albany	Broker (for certain Invesco Funds)
E.K. Riley Investments LLC	Broker (for certain Invesco Funds)
Empirical Research Partners	Analyst (for certain Invesco Funds)
Finacorp Securities	Broker (for certain Invesco Funds)
First Miami Securities	Broker (for certain Invesco Funds)
First Southwest Co.	Broker (for certain Invesco Funds)
First Tryon Securities	Broker (for certain Invesco Funds)
Fitch, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
FT Interactive Data Corporation	Pricing Vendor
FTN Financial Group	Broker (for certain Invesco Funds)
GainsKeeper	Software Provider (for certain Invesco Funds)
GCom2 Solutions	Software Provider (for certain Invesco Funds)
George K. Baum & Company	Broker (for certain Invesco Funds)
Glass, Lewis & Co.	System Provider (for certain Invesco Funds)
Global Trading Analytics, LLC	Software Provider
Global Trend Alert	Analyst (for certain Invesco Funds)
Greater Houston Publishers, Inc.	Financial Printer
Hattier, Sanford & Reynoir	Broker (for certain Invesco Funds)
Hutchinson, Shockey, Erley & Co.	Broker (for certain Invesco Funds)
ICI (Investment Company Institute)	Analyst (for certain Invesco Funds)
ICRA Online Ltd.	Rating & Ranking Agency (for certain Invesco Funds)

Service Provider	Disclosure Category
iMoneyNet, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Initram Data, Inc.	Pricing Vendor
Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain Invesco Funds)
Invesco Investment Services, Inc.	Transfer Agent
Invesco Senior Secured Management, Inc.	System Provider (for certain Invesco Funds)
Investment Company Institute	Analyst (for certain Invesco Funds)
Investortools, Inc.	Broker (for certain Invesco Funds)
ITG, Inc.	Pricing Vendor (for certain Invesco Funds)
J.P. Morgan Securities, Inc.	Analyst (for certain Invesco Funds)
J.P. Morgan Securities Inc.\Citigroup Global Markets Inc.\JPMorgan Chase Bank, N.A.	Lender (for certain Invesco Funds)
J.P. Morgan Securities	Broker (for certain Invesco Funds)
Janney Montgomery Scott LLC	Broker (for certain Invesco Funds)
John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP	Special Insurance Counsel
KeyBanc Capital Markets, Inc.	Broker (for certain Invesco Funds)
Kramer Levin Naftalis & Frankel LLP	Legal Counsel
Lebenthal & Co. LLC	Broker (for certain Invesco Funds)
Lipper, Inc.	Rating & Ranking Agency (for certain Invesco Funds)
Loan Pricing Corporation	Pricing Service (for certain Invesco Funds)
Loop Capital Markets	Broker (for certain Invesco Funds)
M.R. Beal	Broker (for certain Invesco Funds)
MarkIt Group Limited	Pricing Vendor (for certain Invesco Funds)
Merrill Communications LLC	Financial Printer
Mesirow Financial, Inc.	Broker (for certain Invesco Funds)
Middle Office Solutions	Software Provider
Moody’s Investors Service	Rating & Ranking Agency (for certain Invesco Funds)
Morgan Keegan & Company, Inc.	Broker (for certain Invesco Funds)
Morrison Foerster LLP	Legal Counsel
MS Securities Services, Inc. and Morgan Stanley & Co. Incorporated	Securities Lender (for certain Invesco Funds)
Muzea Insider Consulting Services, LLC	Analyst (for certain Invesco Funds)
Ness USA Inc.	System provider
Noah Financial, LLC	Analyst (for certain Invesco Funds)
Omgeo LLC	Trading System
Piper Jaffray	Analyst (for certain Invesco Funds)
Prager, Sealy & Co.	Broker (for certain Invesco Funds)
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all Invesco Funds)
Protective Securities	Broker (for certain Invesco Funds)
Ramirez & Co., Inc.	Broker (for certain Invesco Funds)
Raymond James & Associates, Inc.	Broker (for certain Invesco Funds)
RBC Capital Markets	Analyst (for certain Invesco Funds)
RBC Dain Rauscher Incorporated	Broker (for certain Invesco Funds)
Reuters America LLC	Pricing Service (for certain Invesco Funds)
Rice Financial Products	Broker (for certain Invesco Funds)
Robert W. Baird & Co. Incorporated	Broker (for certain Invesco Funds)
RR Donnelley Financial	Financial Printer
Ryan Beck & Co.	Broker (for certain Invesco Funds)
SAMCO Capital Markets, Inc.	Broker (for certain Invesco Funds)
Seattle-Northwest Securities Corporation	Broker (for certain Invesco Funds)

Service Provider	Disclosure Category
Siebert Brandford Shank & Co., L.L.C.	Broker (for certain Invesco Funds)
Simon Printing Company	Financial Printer
Southwest Precision Printers, Inc.	Financial Printer
Southwest Securities	Broker (for certain Invesco Funds)
Standard and Poor’s/Standard and Poor’s Securities Evaluations, Inc.	Pricing Service and Rating and Ranking Agency (each, respectively, for certain Invesco Funds)
StarCompliance, Inc.	System Provider
State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain Invesco Funds)
Sterne, Agee & Leach, Inc.	Broker (for certain Invesco Funds)
Stifel, Nicolaus & Company, Incorporated	Broker (for certain Invesco Funds)
Stradley Ronon Stevens & Young, LLP	Legal Counsel
The Bank of New York	Custodian and Securities Lender (each, respectively, for certain Invesco Funds)
The MacGregor Group, Inc.	Software Provider
The Savader Group LLC	Broker (for certain Invesco Funds)
Thomson Information Services Incorporated	Software Provider
UBS Financial Services, Inc.	Broker (for certain Invesco Funds)
VCI Group Inc.	Financial Printer
Vining Sparks IBG	Broker (for Certain Invesco Funds)
W.H Mell Associates, Inc.	Broker (for certain Invesco Funds)
Wachovia National Bank, N.A.	Broker (for certain Invesco Funds)
Western Lithograph	Financial Printer
Wiley Bros. Aintree Capital L.L.C.	Broker (for certain Invesco Funds)
William Blair & Co.	Broker (for certain Invesco Funds)
XSP, LLC\Solutions Plus, Inc.	Software Provider

APPENDIX C
TRUSTEES AND OFFICERS
As of April 1, 2013
The address of each trustee and officer is 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

				Other
				Trusteeship(s)/
				Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
Interested Persons
Martin L. Flanagan[1]— 1960 Trustee	2007	Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

		Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)	124	None

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer	2006	Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.)	124	None

1
Mr. Flanagan is considered an interested person of the Trust because he is an officer of the adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the adviser to the Trust.

2	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the adviser to, and a director of the principal underwriter of, the Trust.

C-1

Other
Trusteeship(s)/
Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
(financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company); and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships); and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco

C-2

				Other
				Trusteeship(s)/
				Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
		Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	137	Director of the Mutual Fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer COMSAT Corporation; and Chairman, Board of Governors of INTELSAT (international communications company)	124	ACE Limited (insurance company); and Investment Company Institute

3
Mr. Whalen has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and continues to serve as counsel to the Invesco Van Kampen closed-end funds.

C-3

				Other
				Trusteeship(s)/
				Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
David C. Arch — 1945 Trustee	2010	Chairman and Chief Executive Officer of Blistex Inc., (consumer health care products manufacturer) Formerly: Member of the Heartland Alliance Advisory Board, a nonprofit organization serving human needs based in Chicago	137	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan

Frank S. Bayley — 1939 Trustee	2001	Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	124	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee and Overseer, The Curtis Institute of Music

James T. Bunch — 1942 Trustee	2004	Managing Member, Grumman Hill Group LLC (family office private equity management) Formerly: Founder, Green, Manning & Bunch Ltd. (investment banking firm)(1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	124	Chairman, Board of Governors, Western Golf Association; Chairman-elect, Evans Scholars Foundation; and Director, Denver Film Society

Rodney F. Dammeyer — 1940 Trustee	2010	Chairman of CAC, LLC, (private company offering capital investment and management advisory services) Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Vice Chairman of Anixter International; Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex	124	Director of Quidel Corporation and Stericycle, Inc.; Prior to May 2008, Trustee of The Scripps Research Institute; Prior to February 2008, Director of Ventana Medical Systems, Inc.

C-4

				Other
				Trusteeship(s)/
				Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
Albert R. Dowden — 1941 Trustee	2000	Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (5 portfolios) (registered investment company); and Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company)

		Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)	124	Director of Nature’s Sunshine Products, Inc.

Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	124	Insperity, Inc. (formerly known as Administaff)

Prema Mathai-Davis — 1950 Trustee	1998	Retired Formerly: Chief Executive Officer, YWCA of the U.S.A.	124	None

Larry Soll — 1942 Trustee	2004	Retired Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	124	None

C-5

				Other
				Trusteeship(s)/
				Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
Hugo F. Sonnenschein 1940 Trustee	2010	Distinguished Service Professor and President Emeritus of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago Formerly: President of the University of Chicago	137	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences, the American Philosophical Society and a fellow of the American Academy of Arts and Sciences

Raymond Stickel, Jr. — 1944 Trustee	2005	Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	124	None

Officers
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006	Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal	N/A	N/A

C-6

Other
Trusteeship(s)/
Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

C-7

				Other
				Trusteeship(s)/
				Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999	Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A

		Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Karen Dunn Kelley — 1960 Vice President	1993	Head of Invesco’s World Wide Fixed Income and Cash Management Group; Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc., INVESCO Global Asset Management Limited, Invesco Management Company Limited and INVESCO Management S.A.; Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)	N/A	N/A

		Formerly: Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco

C-8

				Other
				Trusteeship(s)/
				Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
		Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), Short-Term Investments Trust and Tax-Free Investments Trust only)

Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.), Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.), Invesco Management Group, Inc., The Invesco Funds, Invesco Van Kampen Closed-End Funds, Van Kampen Exchange Corp., Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust	N/A	N/A

Todd L. Spillane — 1958 Chief Compliance Officer	2006	Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)	N/A	N/A

C-9

Other
Trusteeship(s)/
Directorships(s)
	Trustee		Number of Funds	Held by
Name, Year of Birth	and/or		in Fund Complex	Trustee/Director
and Position(s) Held	Officer	Principal Occupation(s)	Overseen by	During Past 5
with the Trust	Since	During Past 5 Years	Trustee	Years
Formerly: Chief Compliance Officer, Invesco Van Kampen Closed-End Funds; Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

C-10

Trustee Ownership of Fund Shares as of December 31, 2012

Aggregate Dollar Range of
Equity Securities in All
Registered Investment
	Dollar Range of Equity Securities	Companies Overseen by
Name of Trustee	Per Fund	Trustee in Invesco Funds
Martin L. Flanagan	None	Over $100,000
Philip A. Taylor	None	N/A
Wayne M. Whalen	None	Over $100,000[4]
David C. Arch	None	Over $100,000
Frank S. Bayley	None	Over $100,000
James T. Bunch	None	Over $100,000
Bruce L. Crockett	None	Over $100,000[4]
Rodney Dammeyer	None	Over $100,000
Albert R. Dowden	None	Over $100,000
Jack M. Fields	None	Over $100,000[4]
Prema Mathai-Davis	None	Over $100,000[4]
Larry Soll	None	Over $100,000[4]
Hugo F. Sonnenschein	None	Over $100,000[4]
Raymond Stickel, Jr.	None	Over $100,000

4
Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the Invesco Funds.

C-11

APPENDIX D
TRUSTEE COMPENSATION TABLE
          Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2012:

				Total
				Compensation
		Retirement	Estimated Annual	From All
	Aggregate	Benefits	Benefits Upon	Invesco Funds
	Compensation	Accrued by All	Retirement for	Paid to
Trustee	From the Trust(1)	Invesco Funds(2)	Invesco Funds(3)	Trustees(4)
Interested Trustees
Wayne W. Whalen	$40,451	$357,269	$204,000	$393,000
Independent Trustees
David C. Arch	41,911	202,943	204,000	406,250
Frank S. Bayley	49,485	227,815	204,000	377,900
James T. Bunch	45,562	333,951	204,000	345,700
Bruce L. Crockett	87,076	229,886	204,000	666,000
Rod Dammeyer	41,497	345,145	204,000	357,087
Albert R. Dowden	48,480	322,755	204,000	372,900
Jack M. Fields	41,319	363,066	204,000	316,000
Carl Frischling(5,6)	48,144	227,815	204,000	367,900
Prema Mathai-Davis	44,900	349,810	204,000	340,700
Larry Soll	49,485	371,889	225,769	377,900
Hugo F. Sonnenschein	44,900	345,145	204,000	426,700
Raymond Stickel, Jr.	52,722	259,883	204,000	402,600
Officer
Russell Burk	88,394	N/A	N/A	703,056

(1)
Amounts shown are based on the fiscal year ended December 31, 2012. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2012, including earnings, was $172,966.

(2)	During the fiscal year ended December 31, 2012, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $287,114.

(3)	These amounts represent the estimated annual benefits payable by the Invesco Funds upon the trustee’s retirement and assumes each trustee serves until his or her normal retirement date.

(4)
All trustees except Arch, Dammeyer, Sonnenschein and Whalen currently serve as trustee of 16 registered investment companies advised by Invesco. Messrs. Arch, Dammeyer, Sonnenschein and Whalen currently serve as trustee of 29 registered investment companies advised by Invesco.

D-1

(5)
During the fiscal year ended December 31, 2012, the Trust paid $0 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

(6)	Mr. Frischling retired as a trustee of the Trust effective December 31, 2012.

D-2

Appendix E
I.2. PROXY POLICIES AND PROCEDURES — RETAIL

Applicable to	Retail Accounts
Risk Addressed by Policy	breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client best economic interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Last Tested Date
Policy/Procedure Owner	Advisory Compliance
Policy Approver	Fund Board
Approved/Adopted Date	January 1, 2010
The following policies and procedures apply to certain funds and other accounts managed by Invesco Advisers, Inc. (“Invesco”).
A. POLICY STATEMENT
Introduction
Our Belief
The Invesco Funds Boards of Trustees and Invesco’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.
In determining how to vote proxy issues, Invesco considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco’s typical investment horizon.
Proxy voting is an integral part of Invesco’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco exercise its voting power to advance its own

March 2012	I.2 - 1

commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.
B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES
Proxy administration
The Invesco Retail Proxy Committee (the “Proxy Committee”) consists of members representing Invesco’s Investments, Legal and Compliance departments. Invesco’s Proxy Voting Guidelines (the “Guidelines”) are revised annually by the Proxy Committee, and are approved by the Invesco Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.
The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco uses information gathered from our own research, company managements, Invesco’s portfolio managers and outside shareholder groups to reach our voting decisions.
Generally speaking, Invesco’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’ ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco gives proper consideration to the recommendations of a company’s Board of Directors.
Important principles underlying the Invesco Proxy Voting Guidelines
I. Accountability
Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board’s accountability to its shareholders. Consequently, Invesco votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management.
The following are specific voting issues that illustrate how Invesco applies this principle of accountability.
•	Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

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Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco’s investment thesis on a company.

•	Director performance. Invesco withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

•	Auditors and Audit Committee members. Invesco believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.

•	Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

•	Classified boards. Invesco supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

•	Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

•	Responsiveness. Invesco withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

•	Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

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•	Shareholder access. On business matters with potential financial consequences, Invesco votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.
II. Incentives
Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.
Following are specific voting issues that illustrate how Invesco evaluates incentive plans.
•	Executive compensation. Invesco evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

•	Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.

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•	Employee stock-purchase plans. Invesco supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

•	Severance agreements. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.
III. Capitalization
Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company’s stated reasons for the request. Except where the request could adversely affect the fund’s ownership stake or voting rights, Invesco generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.
IV. Mergers, Acquisitions and Other Corporate Actions
Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.
V. Anti-Takeover Measures
Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.
VI. Shareholder Proposals on Corporate Governance
Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.

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VII. Shareholder Proposals on Social Responsibility
The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are often difficult to assess. Analyzing the costs and economic benefits of these proposals is generally highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco’s typical investment horizon. Therefore, Invesco generally abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature. However, there are instances when the costs and economic benefits of these proposals can be more readily assessed, in which case, Invesco votes such proposals on a case-by-case basis.
VIII. Routine Business Matters
Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco votes against proposals to conduct other unidentified business at shareholder meetings.
Summary
These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco may vote the shares held on a fund-by-fund or account-by-account basis.
Exceptions
In certain circumstances, Invesco may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.
Share-lending programs
One reason that some portion of Invesco’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.
“Share-blocking”

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Another example of a situation where Invesco may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.
International constraints
An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.
Exceptions to these Guidelines
Invesco retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.
Resolving potential conflicts of interest
A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts. Invesco reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco.
Invesco takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.
If a material potential conflict is deemed to exist, Invesco may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco may engage an independent third party to determine how the proxy should be voted; or (3) Invesco may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

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Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.
On a quarterly basis, the Invesco Funds Boards of Trustees review a report from Invesco’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.
Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.
Funds of funds. Some Invesco Funds offering diversified asset allocation within one investment vehicle own shares in other Invesco Funds. A potential conflict of interest could arise if an underlying Invesco Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.
C. RECORDKEEPING
Records are maintained in accordance with Invesco’s Recordkeeping Policy.
Policies and Vote Disclosure
A copy of these Guidelines and the voting record of each Invesco Fund are available on our web site, www.invesco.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

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I.1. PROXY POLICIES AND PROCEDURES — INSTITUTIONAL

Applicable to	Institutional Accounts
Risk Addressed by Policy	breach of fiduciary duty to client under Investment Advisers Act of 1940 by placing Invesco personal interests ahead of client best economic interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Last Tested Date
Policy/Procedure Owner	Advisory Compliance, Proxy Committee
Policy Approver	Invesco Risk Management Committee
Approved/Adopted Date	March 2012
The following policies and procedures apply to all institutional accounts, clients and funds managed by Invesco Advisers, Inc. (“Invesco”). These policies and procedures do not apply to any of the retail funds managed by Invesco. See Section I.2 for the proxy policies and procedures applicable to Invesco’s retail funds.
A. POLICY STATEMENT
Invesco has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, Invesco may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.
Invesco believes that it has a duty to manage clients’ assets in the best economic interests of its clients and that the ability to vote proxies is a client asset.
Invesco reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.
Voting of Proxies
Invesco will vote client proxies relating to equity securities in accordance with the procedures set forth below unless a non-ERISA client retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) of an ERISA client retains in writing the right to direct the plan trustee or a third party to vote proxies, or Invesco determines that any benefit the client might gain from voting a proxy

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would be outweighed by the costs associated therewith. In addition, due to the distinct nature of proxy voting for interests in fixed income assets and stable value wrap agreements, the proxies for such fixed income assets and stable value wrap agreements will be voted in accordance with the procedures set forth in the “Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements” section below.
Best Economic Interests of Clients
In voting proxies, Invesco will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. Invesco endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.
B. OPERATING PROCEDURES AND RESPONSIBLE PARTIES
ISS’ Services
Invesco has contracted with Institutional Shareholder Services Inc.(“ISS”), an independent third party service provider, to vote Invesco’s clients’ proxies according to ISS’ proxy voting recommendations determined by ISS pursuant to its then-current US Proxy Voting Guidelines, a summary of which can be found at http://www.issgovernance.com and which are deemed to be incorporated herein. In addition, ISS provides proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which Invesco has proxy voting responsibility. On an annual basis, the Proxy Committee will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interests of Invesco’s clients. This may include a review of ISS’ Policies, Procedures and Practices Regarding Potential Conflicts of Interest and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.
Custodians forward to ISS proxy materials for clients who rely on Invesco to vote proxies. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If Invesco receives proxy materials in connection with a client’s account where the client has, in writing, communicated to Invesco that the client, plan fiduciary or other third party has reserved the right to vote proxies, Invesco will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where Invesco, or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.
In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) Invesco decides to override the ISS vote recommendation, the Proxy Committee will review the issue and direct ISS how to vote the proxies as described below.

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Proxy Voting for Fixed Income Assets and Stable Value Wrap Agreements
Some of Invesco’s fixed income clients hold interests in preferred stock of companies and some of Invesco’s stable value clients are parties to wrap agreements. From time to time, companies that have issued preferred stock or that are parties to wrap agreements request that Invesco’s clients vote proxies on particular matters. ISS does not currently provide proxy analysis or vote recommendations with respect to such proxy votes. Therefore, when a particular matter arises in this category, the investment team responsible for the particular mandate will review the matter and make a recommendation to the Proxy Manager as to how to vote the associated proxy. The Proxy Manager will complete the proxy ballots and send the ballots to the persons or entities identified in the ballots.
Proxy Committee
The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate and who are knowledgeable regarding the proxy process. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote of those members in attendance at a meeting called for the purpose of determining how to vote a particular proxy. The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of Invesco. The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.
The Proxy Manager shall call for a meeting of the Proxy Committee (1) when override submissions are made; and (2) in instances when ISS has recused itself or has not provided a vote recommendation with respect to an equity security. At such meeting, the Proxy Committee shall determine how proxies are to be voted in accordance with the factors set forth in the section entitled “Best Economic Interests of Clients,” above.
The Proxy Committee also is responsible for monitoring adherence to these procedures and engaging in the annual review described in the section entitled “ISS’ Services,” above.
Recusal by ISS or Failure of ISS to Make a Recommendation
When ISS does not make a recommendation on a proxy voting issue or recuses itself due to a conflict of interest, the Proxy Committee will review the issue and determine whether Invesco has a material conflict of interest as determined pursuant to the policies and procedures outlined in the “Conflicts of Interest” section below. If Invesco determines it does not have a material conflict of interest, Invesco will direct ISS how to vote the proxies. If Invesco determines it does have a material conflict of interest, the Proxy Committee will follow the policies and procedures set forth in such section.

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Override of ISS’ Recommendation
There may be occasions where Invesco investment personnel, senior officers or a member of the Proxy Committee seek to override an ISS recommendation if they believe that an ISS recommendation is not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients’ best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee along with the certification attached as Appendix A hereto. Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the ISS voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed any conflict of interest.
Proxy Committee Meetings
When a Proxy Committee Meeting is called, whether because of an ISS recusal or request for override of an ISS recommendation, the Proxy Committee shall request from the Chief Compliance Officer as to whether any Invesco person has reported a conflict of interest.
The Proxy Committee shall review the report from the Chief Compliance Officer to determine whether a real or perceived conflict of interest exists, and the minutes of the Proxy Committee shall:
(1)	describe any real or perceived conflict of interest,

(2)	determine whether such real or perceived conflict of interest is material,

(3)	discuss any procedure used to address such conflict of interest,

(4)	report any contacts from outside parties (other than routine communications from proxy solicitors), and

(5)	include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.
Based on the above review and determinations, the Proxy Committee will direct ISS how to vote the proxies as provided herein.
Certain Proxy Votes May Not Be Cast
In some cases, Invesco may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside

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the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients, some of which may be related to requirements of having a representative in person attend the proxy meeting. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. Invesco typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. Invesco will not vote if it determines that the cost of voting exceeds the expected benefit to the client. The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of Invesco.
CONFLICTS OF INTEREST
Procedures to Address Conflicts of Interest and Improper Influence
In order to avoid voting proxies in circumstances where Invesco or any of its affiliates have or may have any conflict of interest, real or perceived, Invesco has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to Invesco shall include a representation from ISS that ISS has no conflict of interest with respect to the vote. In instances where ISS has recused itself or makes no recommendation on a particular matter, or if an override submission is requested, the Proxy Committee shall determine how to vote the proxy and instruct the Proxy Manager accordingly, in which case the conflict of interest provisions discussed below shall apply.
In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between Invesco, as the investment manager, and Invesco’s clients. For each director, officer and employee of Invesco (“Invesco person”), the interests of Invesco’s clients must come first, ahead of the interest of Invesco and any Invesco person, including Invesco’s affiliates. Accordingly, no Invesco person may put “personal benefit,” whether tangible or intangible, before the interests of clients of Invesco or otherwise take advantage of the relationship with Invesco’s clients. “Personal benefit” includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of Invesco, as appropriate. It is imperative that each Invesco person avoid any situation that might compromise, or call into question, the exercise of fully independent judgment that is in the interests of Invesco’s clients.

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Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist if Invesco has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Additional examples of situations where a conflict may exist include:
▪	Business Relationships — where Invesco manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

▪	Personal Relationships — where an Invesco person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

▪	Familial Relationships — where an Invesco person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).
In the event that the Proxy Committee determines that Invesco (or an affiliate) has a material conflict of interest, the Proxy Committee will not take into consideration the relationship giving rise to the conflict of interest and shall, in its sole discretion, either (a) decide to vote the proxies pursuant to ISS’ general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact Invesco’s client(s) for direction as to how to vote the proxies.
In the event an Invesco person has a conflict of interest and has knowledge of such conflict of interest, it is the responsibility of such Invesco person to disclose the conflict to the Chief Compliance Officer. When a Proxy Committee meeting is called, the Chief Compliance Officer will report to the Proxy Committee all real or potential conflicts of interest for the Proxy Committee to review and determine whether such conflict is material. If the Proxy Committee determines that such conflict is material and involves a person involved in the proxy voting process, the Proxy Committee may require such person to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how Invesco should vote such proxy. An Invesco person will not be considered to have a material conflict of interest if the Invesco person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote.
In order to ensure compliance with these procedures, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy. In addition, any Invesco person who submits an ISS override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A.

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In addition, members of the Proxy Committee must notify Invesco’s Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence exerted by any Invesco person or by an affiliated company’s representatives with regard to how Invesco should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings to the Invesco Risk Management Committee. In the event that it is determined that improper influence was exerted, the Risk Management Committee will determine the appropriate action to take, which actions may include, but are not limited to, (1) notifying the affiliated company’s Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and cooperating fully with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interests of clients.
C. RECORDKEEPING
Records are maintained in accordance with Invesco’s Recordkeeping Policy.
Proxy Voting Records
The proxy voting statements and records will be maintained by the Proxy Manager on-site (or accessible via an electronic storage site of ISS) for the first two (2) years. Copies of the proxy voting statements and records will be maintained for an additional five (5) years by Invesco (or will be accessible via an electronic storage site of ISS). Clients may obtain information about how Invesco voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information to: Proxy Manager, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

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APPENDIX A
ACKNOWLEDGEMENT AND CERTIFICATION
     I acknowledge that I have read the Invesco Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the Invesco Chief Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.

Print Name

Date	Signature
I.1 Proxy Policy Appendix A
Acknowledgement and Certification

Invesco Perpetual Policy on Corporate Governance and Stewardship

Invesco Perpetual
Policy on Corporate Governance and Stewardship
Contents

Page	Section

01	1.	Introduction

01	2.	Scope

02	3.	Responsible voting

02	4.	Voting procedures

03	5.	Dialogue with companies

03	6.	Non-routine resolutions and other topics

04	7.	Evaluation of companies’ environmental, social and governance arrangements (ESG)

04	8.	Disclosure and reporting

05	9.	UK Stewardship Code

07		Appendix 1 — Voting on shares listed outside of the UK, Europe and the US

Invesco Perpetual	01
Policy on Corporate Governance and Stewardship
1.	Introduction

Invesco Perpetual (IP), a business name of Invesco Asset Management Limited, has adopted a clear and considered policy towards its responsibility as a shareholder on behalf of all investors in portfolios managed by them. As part of this policy, IP will take steps to satisfy itself about the extent to which the companies in which it invests look after shareholder value in their companies and comply with local recommendations and practices, such as the UK Corporate Governance Code issued by the Financial Reporting Council and the U.S. Department of Labor Interpretive Bulletins.

IP has a responsibility to optimise returns to its clients. As a core part of the investment process, IP’s fund managers will endeavour to establish a dialogue with company management to promote company decision making that is in the best interests of shareholders, and is in accordance with good Corporate Governance principles.

Being a major shareholder in a company is more than simply expecting to benefit in its future earnings streams. In IP’s view, it is about helping to provide the capital a company needs to grow, about being actively involved in its strategy, when necessary, and helping to ensure that shareholder interests are always at the forefront of management’s thoughts.

IP primarily defines stewardship as representing the best interests of clients in its fiduciary role as a discretionary asset manager (not asset owner) and as an institutional shareholder, i.e. an organization which pools large sums of money and invest those sums in securities, real property and other investment assets. This is considered more appropriate than undertaking the stewardship of investee companies, which we believe should always remain the responsibility of the directors and executives of those companies. IP may at times seek to influence strategies of investee companies, where appropriate, on behalf of its clients, but IP will never seek to be involved in the day to day running of any investee companies.

IP considers that shareholder activism is fundamental to good Corporate Governance. Although this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met, with a view to protecting and enhancing value for our investors in our portfolios.

Engagement will also be proportionate and will reflect the size of holdings, length of holding period and liquidity of the underlying company shares. This is because in most of IP’s investment jurisdictions, the only effective remedy of last resort available to shareholders, other than liquidating their share ownership, is the removal of directors.
2.	Scope

The scope of this policy covers all portfolios that are managed by the IP investment teams located in Henley on Thames, United Kingdom and specifically excludes portfolios that are managed by other investment teams within the wider Invesco group that have their own voting, corporate governance and stewardship policies. As an example, within IP’s ICVC range the following funds are excluded: IP UK Enhanced Index, IP Hong Kong & China, IP Japanese Smaller Companies, IP Global Balanced Index, IP Global ex-UK Core Equity Index, IP Global ex-UK Enhanced Index and the IP Balanced Risk 6, 8 and 10 funds.

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3.	Responsible voting

One important means of putting shareholder responsibility into practice is via the exercising of voting rights. In deciding whether to vote, IP will take into account such factors as the likely impact of voting on management activity, and where expressed, the preference of clients in portfolios managed by them. As a result of these two factors, IP will tend to vote on all UK, European and US shares but to vote on a more selective basis on other shares. (See Appendix I - Voting on shares listed outside of the UK, Europe and the US).

IP considers that the voting rights attached to its clients’ investments should be actively managed with the same duty of care as that applied to all other aspects of asset administration. As such, voting rights will be exercised on an informed and independent basis, and will not simply be passed back to the company concerned for discretionary voting by the Chairman.

In voting for or against a proposal, IP will have in mind three objectives, as follows:
-	To protect the rights of its clients

-	To minimise the risk of financial or business impropriety within the companies in which its clients are invested, and

-	To protect the long-term value of its clients’ investments.
It is important to note that, when exercising voting rights, the third option of abstention can also be used as a means of expressing dissatisfaction, or lack of support, to a board on any particular issue. Additionally, in the event of a conflict of interest arising between IP and its clients over a specific issue, IP will either abstain or seek instruction from each client.

IP will actively exercise the voting rights represented by the shares it manages on behalf of its clients where it is granted the discretion to do so. In certain circumstances the discretion is retained by the client, where they wish to be responsible for applying their own right to vote.
Note: Share blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as the time around a shareholder meeting.
4.	Voting procedures

IP will endeavour to keep under regular review with trustees, depositaries, custodians and third party proxy voting services the practical arrangements for circulating company resolutions and notices of meetings and for exercising votes in accordance with standing or special instructions. Although IP’s proxy voting service will provide research and recommendations for each resolution, each fund manager will cast their vote independently considering their own research and dialogue with company management.

Proxy voting research and services are currently provided by Institutional Shareholder Services (ISS), part of the RiskMetrics Group.

IP will endeavour to review regularly any standing or special instructions on voting and where possible, discuss with company representatives any significant issues.

IP will take into account the implications of stock lending arrangements where this is relevant (that is, when stock is lent to the extent permitted by local regulations, the voting rights attaching to that stock pass to the borrower). However, IP does not currently enter into any stock lending arrangements as it believes the facility does not support active shareholder engagement.

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5.	Dialogue with companies

IP will endeavour, where practicable and in accordance with its investment approach, to enter into a dialogue with companies’ management based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about corporate governance where these may impact on the best interests of clients. In discussion with company boards and senior non-Executive Directors, IP will endeavour to cover any matters of particular relevance to investee company shareholder value.

Those people on the inside of a company, most obviously its executives, know their businesses much more intimately. Therefore, it is usually appropriate to leave strategic matters in their hands. However, if that strategy is not working, or alternatives need exploring, IP will seek to influence the direction of that company where practicable. In IP’s view, this is part of its responsibility to investors, where possible, in shaping strategy. Ultimately the business’ performance will have an impact on the returns generated by IP’s portfolios, whether it is in terms of share price performance or dividends, and IP wants to seek to ensure that the capital IP has invested on behalf of its clients is being used as effectively as possible. In the majority of cases IP is broadly in agreement with the direction of a company that it has invested in, as its initial decision to invest will have taken these factors into account. But these issues demand regular review, which can only be achieved through company meetings.

The building of this relationship facilitates frank and open discussion, and on-going interaction is an integral part of the fund manager’s role. The fact that IP has been a major shareholder in a number of companies for a long time, in particular within its domestic UK portfolios, reflects both the fact that IP’s original investments were based on a joint understanding of where the businesses were going and the ability of the companies’ management to execute that plan. Inevitably there are times when IP’s views diverge from those of the companies’ executives but, where possible, it attempts to work with companies towards a practical solution. However, IP believes that its status as part-owner of companies means that it has both the right and the responsibility to make its views known. The option of selling out of those businesses is always open, but normally IP prefers to push for change, even if this can be a slow process.

Specifically when considering resolutions put to shareholders, IP will pay attention to the companies’ compliance with the relevant local requirements. In addition, when analysing companies’ prospects for future profitability and hence returns to shareholders, IP will take many variables into account, including but not limited to, the following:
-	Nomination and audit committees

-	Remuneration committee and directors’ remuneration

-	Board balance and structure

-	Financial reporting principles

-	Internal control system and annual review of its effectiveness

-	Dividend and Capital Management policies

-	Socially Responsible Investing policies
6.	Non-routine resolutions and other topics

These will be considered on a case-by-case basis and where proposals are put to the vote will require proper explanation and justification by (in most instances) the Board. Examples of such proposals would be all political donations and any proposal made by a shareholder or body of shareholders (typically a pressure group).

Apart from the three fundamental voting objectives set out under ‘Responsible Voting’ above, considerations that IP might apply to non-routine proposals will include:
-	The degree to which the company’s stated position on the issue could affect its reputation and/ or sales, or leave it vulnerable to boycott or selective purchasing

-	Peer group response to the issue in question

-	Whether implementation would achieve the objectives sought in the proposal

-	Whether the matter is best left to the Board’s discretion.

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7.	Evaluation of companies’ environmental, social and governance arrangements

At IP, each fund manager is individually responsible for environmental, social and governance (ESG) matters, rather than utilising ESG professionals or an internal / external discrete team independent from the fund management process. ESG issues are deemed as an essential component of the fund manager’s overall investment responsibilities. Additionally, fund managers may call on the support of the IP Investment Management Operations team on any ESG matter.

As mentioned in Section 5, company meetings are an integral part of IP’s investment research approach and discussions at these meetings include all matters that might affect the share price, including ESG issues.

IP’s research is structured to give it a detailed understanding of a company’s key historical and future, long-term business drivers, such as demand for its products, pricing power, market share trends, cash flow and management strategy. This enables IP’s investment teams to form a holistic opinion of management strategy, the quality of the management, an opinion on a company’s competitive position, its strategic advantages/ disadvantages, and corporate governance arrangements, thus incorporating any inherent ESG issues.

IP will, when evaluating companies’governance arrangements, particularly those relating to board structure and composition, give due weight to all relevant factors brought to its attention.
8.	Disclosure and reporting

Although IP acknowledges initiatives of transparency, it is also very aware of its fiduciary duty and the interests of all investors in portfolios managed by them. As such, IP is very cognisant that disclosure of any meeting specific information may have a detrimental effect in its ability to manage its portfolios and ultimately would not be in the best interests of all clients. Primarily, this is for investor protection and to allow IP’s fund managers to manage their portfolios in the interests of all its clients.

Although IP does not report specific findings of company meetings for external use, it will seek to provide regular illustrations to demonstrate that active engagement is at the heart of its investment process.

For clients with individual mandates, (i.e. not invested in a fund), IP may discuss specific issues where it can share details of a client’s portfolio with that specific client. Occasionally, where IP has expressed strong views to management over matters of governance, those views have gained media attention, but IP will never seek to encourage such debates in the media.

On request from investors, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians provided that:
-	In IP’s view, it does not conflict with the best interests of other investors; and

-	It is understood that IP will not be held accountable for the expression of views within such voting instructions and

-	IP is not giving any assurance nor undertaking nor has any obligation to ensure that such instructions resulted in any votes actually being cast. Records of voting instructions within the immediate preceding three months will not normally be provided for activities within the funds managed by IP
Note:

The record of votes will reflect the voting instruction of the relevant fund manager. This may not be the same as votes actually cast as IP is entirely reliant on third parties complying promptly with such instructions to ensure that such votes are cast correctly. Accordingly, the provision of information relating to an instruction does not mean that a vote was actually cast, just that an instruction was given in accordance with a particular view taken.

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9.	The UK Stewardship Code

The UK Stewardship Code (the Code) issued by the Financial Reporting Council (FRC) aims to enhance the quality of engagement between institutional investors and companies to help improve long-term returns to shareholders and the efficient exercise of governance responsibilities. The Code sets out seven principles, which support good practice on engagement with UK investee companies and to which the FRC believes institutional investors should aspire. The Code is applied on a ‘comply or explain’ approach. IP sets out below how it complies with each principle or details why it chooses not to.
Principle 1
Institutional investors should publicly disclose their policy on how they will discharge their stewardship responsibilities.
IP complies with Principle 1 and publishes the Invesco Perpetual Policy on Corporate Governance and Stewardship, which sets out how it will discharge its stewardship responsibilities, on the ‘About us’ page on its website:

www.invescoperpetual.co.uk

The following is a summary:

IP primarily defines stewardship as representing the best interests of clients in its fiduciary role as a discretionary asset manager (not asset owner) and as an institutional shareholder, i.e. an organization which pools large sums of money and invest those sums in securities, and other investment assets. This is considered more appropriate than undertaking the stewardship of investee companies, which we believe should always remain the responsibility of the directors and executives of those companies. IP may at times seek to influence strategies of investee companies, where appropriate, on behalf of its clients, but IP will never seek to be involved in the day to day running of any investee companies. As a result, in the interests of the beneficiaries of the assets under its management, IP will engage with investee companies on strategy, share value performance, risk, capital structure, governance, culture, remuneration and other significant matters that may be subject to voting in a general meeting and of proportional interest in terms of value discovery in a business.
Principle 2
Institutional investors should have a robust policy on managing conflicts of interest in relation to stewardship and this policy should be publicly disclosed.
IP complies with Principle 2 by meeting its regulatory requirement of having an effective Conflicts of Interest Policy. Any conflicts of interest arising through its stewardship of investee companies will be handled in accordance with that policy.

In respect of stewardship, IP anticipates the opportunity for conflicts arising would be limited, e.g. where it invests in a company that is also a broker (i.e. dealing) of, or client of IP.

This Invesco UK Conflicts of Interest Policy is available on request and covers potential conflicts of interest in relation to stewardship. The Conflicts of Interest Policy defines a conflict of interest as ‘a situation where there is a material risk of damage to the interests of a client arising because of the interests of Invesco and our clients differ and any client and those of another client differ.’ As UK Stewardship is carried out in our clients’ interests, there are limited opportunities for conflicts of interest arising and, where they do, these are managed appropriately.
Principle 3
Institutional investors should monitor their investee companies.
As an active shareholder, IP complies with Principle 3. Through its investment process, fund managers endeavour to establish on a proportionate basis, on-going dialogue with company management and this is likely to include regular meetings. In discussions with company boards and senior non-Executive Directors, IP will explore any concerns about corporate governance where these may impact on the best interests of clients, together with any other matters of particular value to shareholders.

Meeting company boards of investee companies is a core part of IP’s investment process and IP is committed to keeping records of all future key engagement activities. As part of the engagement process IP fund managers may choose to be made insiders (i.e. to be made privy to material, non-public information) to protect and/or enhance investor value. In such circumstances they will follow IP’s regulatory required policy and processes to mitigate against market abuse, principally by systematically blocking any trading in insider securities.

When casting votes on behalf of investors, IP keeps detailed records of all instructions given in good faith to third parties such as trustees, depositories and custodians. Although the rationale for voting in a particular manner is not automatically captured through the voting process, the individually responsible fund manager would be expected to be able to clearly articulate their decision whenever required.

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9.	The UK Stewardship Code
Principle 4
Institutional investors should establish clear guidelines on when and how they will escalate their activities as a method of protecting and enhancing shareholder value.
IP complies with Principle 4 with its fund managers managing corporate governance matters independently being a key part of their investment process to protect and add value on behalf investors. Initially any issues/concerns would be raised by its fund managers through IP’s process of on-going dialogue and company meetings. On occasions that a fund manager believes an issue is significant enough to be escalated, this will be done through IP’s Chief Investment Officer (CIO) and the IP Investment Management Operations team who will ensure the relevant internal resources are made available to support the fund manager in securing the most appropriate outcome for IP’s clients.
Principle 5
Institutional investors should be willing to act collectively with other investors where appropriate.
IP is supportive of collective engagement in cases where objectives between parties are mutually agreeable, there are no conflicts of interest and, as they pertain to the UK market, are not in breach of ‘concert party’ rules. Other shareholders can engage directly with the relevant fund manager or through an investment adviser. Alternatively, enquiries can be directed to any of the below:
-	Stuart Howard — Head of IP Investment Management Operations

-	Dan Baker — IP Investment Management Operations Manager

-	Charles Henderson — UK Equities Business Manager
Principle 6
Institutional investors should have a clear policy on voting and disclosure of voting activity.
As detailed in Section 3, IP is committed to voting on all the UK (together with European and US) stocks it holds for its underlying investors and where it has the full discretion to do so. Whilst comprehensive records of IP’s voting instructions are maintained, IP does not report specifically on its voting activity. Whilst being mindful of its fiduciary duty and the interest of all investors, IP believes that automatic public disclosure of its voting records may have a detrimental effect on its ability to manage its portfolios and ultimately would not be in the best interest of all clients.

On specific requests from clients, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians subject to limitations detailed in Section 8.

IP uses ISS to process its voting decisions and the ABI’s IVIS service for research for UK securities. Its instructions to ISS include a default instruction to vote with management, which is used only on the rare occasion when instructions are not successfully transmitted to ISS. IP will also consider the need to attend and vote at general meetings if issues prevent the casting of proxy votes within required time limits.

IP does not enter into stock lending arrangements which might impact the voting process.
Principle 7
Institutional investors should report periodically on their stewardship and voting activities.
IP complies with Principle 7 through a commitment to provide regular illustrations of its engagement activities and to respond to voting record requests from investors in its portfolios on an individual basis.

Although IP does not report specific findings of company meetings for external use, we will seek to provide illustrations to demonstrate that active engagement is at the heart of its investment process. On request from investors, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians subject to certain limitations outlined in Section 8. Although the rationale for its voting decision is not captured through the voting process, individual fund managers would be expected to articulate their decision whenever required.

IP currently does not obtain an independent opinion on its engagement and voting processes as it believes any value for its clients from such an opinion is outweighed by the costs of obtaining such an opinion. There is also no material demand from clients to provide such an independent assurance.

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Appendix 1
Voting on shares listed outside of the UK, Europe and the US
When deciding whether to exercise the voting rights attached to its clients’ shares listed outside of the UK, Europe and the US, IP will take into consideration a number of factors. These will include the:
-	Likely impact of voting on management activity, versus the cost to the client

-	Portfolio management restrictions (e.g. share blocking) that may result from voting

-	Preferences, where expressed, of clients
Generally, IP will vote on shares listed outside of the UK, Europe and the US by exception only, except where the client or local regulator expressly requires voting on all shares.
Note: Share blocking
Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

Important information
As at 14 January 2013.
For more information on our funds, please refer to the most up to date relevant fund and share class-specific Key Investor Information Documents, the Supplementary Information Document, the ICVC ISA Key Features and Terms & Conditions, the latest Annual or Interim Short Reports and the latest Prospectus. This information is available using the contact details shown.
Telephone calls may be recorded.
The value of investments and any income will fluctuate (this may partly be the result of exchange rate fluctuations) and investors may not get back the full amount invested.
Where Invesco Perpetual has expressed views and opinions, these may change.
Invesco Perpetual is a business name of Invesco Asset Management Limited. Authorised and regulated by the Financial Services Authority.
Invesco Asset Management Limited
Registered in England 949417
Registered Office: 30 Finsbury Square, London, EC2A 1AG
51781/PDF/300113

B6. Proxy Voting
Policy Number: B-6       Implementation Date: May 1, 2001       Effective Date: December 2011

1.	Purpose and Background
In its management of investment funds and separately managed portfolios (“SMP”), Invesco Canada Ltd. (“Invesco Canada”) must act in each investment fund and SMP’s best interest.
2.	Application
Invesco Canada must exercise all voting rights with respect to securities held in the accounts (“Accounts”) that it acts as investment fund manager and/or adviser including separately managed portfolios (“SMPs”), investment funds offered in Canada (“Canadian Funds”), investment funds registered under and governed by the US Investment Company Act of 1940, as amended, and to which Invesco Canada provides advisory services (the “US Funds”) but excluding Accounts (“Sub-Advised Accounts”) that are sub-advised to affiliated advisers (“Sub-Advisers”). Exceptions to the requirement to exercise all voting rights are outlined in the Invesco Canada Proxy Voting Guidelines (the “Guidelines”), as amended from time to time, a copy of which is attached to this policy. Proxies for Sub-Advised Accounts must be voted in accordance with the Sub-Adviser’s proxy voting policy, unless the sub-advisory agreement between the Sub-Adviser and Invesco Canada provides otherwise. Voting rights will not be exercised in accordance with this policy or the Sub-Adviser’s proxy policy if the investment management agreement between the client and Invesco Canada governing the SMP provides otherwise.
Invesco Canada’s portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Accounts. Portfolio managers must vote proxies in accordance with the Guidelines.
When a proxy is voted against the recommendation of the publicly traded company’s management, the portfolio manager or designate shall provide the reasons in writing to the proxy team within the Investment Operations and Support department (“Proxy Team”).
Invesco Canada may delegate to a third party the responsibility to vote proxies on behalf of all or certain Accounts, in accordance with the Guidelines.

3.	Proxy Administration, Records Management and Data Retention
3.1	Proxy Administration
Invesco Canada has a dedicated Proxy Team. This team is responsible for managing all proxy voting materials. The Proxy Team ensures that all proxies and notices are received from all issuers on a timely basis and that all proxies are voted on a timely basis.
Proxy voting circulars for all companies are received electronically through an external service provider. Circulars for North American companies and ADRs are generally also received in paper format.
Once a circular is received, the Proxy Team verifies that all shares and Accounts affected are correctly listed. The Proxy Team then gives a copy of the proxy ballot to each affected portfolio manager and maintains a tracking list to ensure that all proxies are voted within the prescribed deadlines.
Once voting information has been received from the portfolio managers, voting instructions are sent electronically to the service provider who then forwards the instructions to the appropriate proxy voting agent or transfer agent.
3.2	Records Management and Data Retention
For all Accounts, Invesco Canada shall maintain a record of all proxies received, a record of votes cast (unless retained by an external proxy service provider) and a copy of the reasons for voting against management. In addition, for the US Funds Invesco Canada will maintain a copy of any document created by Invesco Canada that was material to making a decision on how to vote proxies on behalf of a US Fund and that memorializes the basis of that decision.
The external proxy service provider retains, on behalf of Invesco Canada, electronic records of the votes cast and shall provide Invesco Canada with a copy of proxy records promptly upon request. The service provider must make all documents available to Invesco Canada for a period of 7 years.
All documents shall be maintained and preserved in an easily accessible place i) for a period of 2 years where Invesco Canada carries on business in Canada and ii) for a period of 5 years thereafter at the same location or at any other location.
4.	Reporting
The Global Investments Director (or designate) must report on proxy voting to the Compliance Committees of the Invesco Canada Fund Advisory Board and the Boards of Directors of Invesco Canada Fund Inc. and Invesco Canada Corporate Class Inc. (collectively, the “Board Compliance Committees”) on an annual basis with respect to all Canadian Funds and investment funds managed by Invesco Canada that are Sub-Advised

Accounts. The Global Investments Director (or designate) shall report on proxy voting to the Board of Directors of the US Funds as required from time to time.
In accordance with National Instrument 81-106 – Investment Fund Continuous Disclosure (“NI 81-106”), proxy voting records for all Canadian mutual funds must be prepared annually (for the period ended June 30) and must be posted on Invesco Canada’s website no later than August 31st of each year.
The Invesco Canada Compliance department (“Compliance”) shall review a sample of the proxy voting records posted on Invesco Canada’s website on an annual basis to confirm that the records are posted by the August 31st deadline under NI 81-106. A summary of the review must be maintained and preserved by Compliance in an easily accessible place i) for a period of 2 years where Invesco Canada carries on business in Canada and ii) for a period of 5 years thereafter at the same location or at any other location.

INVESCO CANADA
PROXY VOTING GUIDELINES
Purpose
The purpose of this document is to describe Invesco Canada’s general guidelines for voting proxies received from companies held in the accounts (“Accounts”) for which it acts as investment fund manager and/or adviser including separately managed portfolios (“SMPs”), investment funds offered in Canada (“Canadian Funds”) and investment funds registered under and governed by the US Investment Company Act of 1940, as amended, and to which Invesco Canada provides advisory services (the “US Funds”) but excluding Accounts (“Sub-Advised Accounts”) that are sub-advised by affiliated or third party advisers (“Sub-Advisers”). Proxies for Sub-Advised Accounts will be voted in accordance with the Sub-Adviser’s policy, unless the sub-advisory agreement provides otherwise. Voting rights will not be exercised in accordance with this policy or the Sub-Adviser’s proxy policy if the investment management agreement between the client and Invesco Canada governing the SMP provides otherwise.
As part of its due diligence, Compliance will review the proxy voting policies & procedures of any new sub-advisors to ensure that they are appropriate in the circumstances.
Introduction
Invesco Canada has a fiduciary obligation to act in the best long-term economic interest of the Accounts when voting proxies of portfolio companies.
The default is to vote with the recommendation of the publicly traded company’s management.
As a general rule, Invesco Canada shall vote against any actions that would:
•	reduce the rights or options of shareholders,

•	reduce shareholder influence over the board of directors and management,

•	reduce the alignment of interests between management and shareholders, or

•	reduce the value of shareholders’ investments.
At the same time, since Invesco Canada’s Canadian-based portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which they invest, and will accord proper weight to the recommendations of company management. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of company management.
While Invesco Canada’s proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.
These guidelines may be amended from time to time.
Situations in which Voting Rights Proxies Will Not Be Exercised
Voting rights will not be exercised in situations where the securities have been sold subsequent to record date, administrative issues prevent voting or (where Invesco Canada sub-advises an Account for an unaffiliated third-party) securities to be voted have been loaned by the Manager.
Conflicts of Interest
When voting proxies, Invesco Canada’s portfolio managers assess whether there are material conflicts of interest between Invesco Canada’s interests and those of the Account. A potential conflict of interest situation may include where Invesco Canada or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favour of management of the company may harm Invesco Canada’s relationship with the company. In all situations, the portfolio managers will not take Invesco Canada’s relationship with the company into account, and will vote the proxies in the best interest of the Account. To the extent that a portfolio manager has any personal conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue. Portfolio managers are required to report in writing to the relevant Investment Head any such conflicts of interest and/or attempts by outside parties to improperly influence the voting process. If the portfolio manager in question is an Investment Head, such conflicts of interest and/or attempts by outside parties to improperly influence the voting process shall be presented in writing to the Investment Leadership Team (“ILT”). The Global Investments Director (or designate) will report any conflicts of interest to the Invesco Canada Investment Compliance Committee and the Independent Review Committee on an annual basis.
I.	BOARDS OF DIRECTORS
We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company’s home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.

Voting on Director Nominees in Uncontested Elections
Votes in an uncontested election of directors are evaluated on a case-by-case basis, considering factors that may include:
•	Long-term financial company performance relative to a market index,

•	Composition of the board and key board committees,

•	Nominee’s attendance at board meetings,

•	Nominee’s time commitments as a result of serving on other company boards,

•	Nominee’s stock ownership position in the company,

•	Whether the chairman is also serving as CEO, and

•	Whether a retired CEO sits on the board.
Voting on Director Nominees in Contested Elections
Votes in a contested election of directors are evaluated on a case-by-case basis, considering factors that may include:
•	Long-term financial performance of the company relative to its industry,

•	Management’s track record,

•	Background to the proxy contest,

•	Qualifications of director nominees (both slates),

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

•	Stock ownership positions in the company.
Majority Threshold Voting for Director Elections
We will generally vote for proposals that require directors to be elected with an affirmative majority of votes cast unless the relevant portfolio manager believes that the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard.

Separating Chairman and CEO
Shareholder proposals to separate the chairman and CEO positions should be evaluated on a case-by-case basis.
While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:
•	Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;

•	Majority of independent directors;

•	All-independent key committees;

•	Committee chairpersons nominated by the independent directors;

•	CEO performance is reviewed annually by a committee of independent directors; and

•	Established governance guidelines.
Majority of Independent Directors
While we generally support proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.
We generally vote for proposals that request that the board’s audit, compensation, and/or nominating committees be composed exclusively of independent directors.
Stock Ownership Requirements
We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.
We generally vote for proposals that require a certain percentage of a director’s compensation to be in the form of common stock.
Size of Boards of Directors
We believe that the number of directors is important to ensuring the board’s effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.
While we will prefer a board of no fewer than 5 and no more than 16 members, each situation will be considered on a case-by-case basis taking into consideration the specific company circumstances.
Classified or Staggered Boards
In a classified or staggered board, directors are typically elected in two or more “classes”, serving terms greater than one year.
We prefer the annual election of all directors and will generally not support proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a case-by-case basis.
Director Indemnification and Liability Protection
We recognize that many individuals may be reluctant to serve as corporate directors if they are personally liable for all lawsuits and legal costs. As a result, limitations on directors’ liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.
We generally vote for proposals that limit directors’ liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the company and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.
II.	AUDITORS
A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.
Ratification of Auditors
We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.
We generally vote for the reappointment of the company’s auditors unless:
•	It is not clear that the auditors will be able to fulfill their function;

•	There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors have a significant professional or personal relationship with the issuer that compromises their independence.
Disclosure of Audit vs. Non-Audit Fees
Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.
There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally support proposals that call for this disclosure.
III.	COMPENSATION PROGRAMS
Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders’ ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers, employees and directors and is reasonable on the whole.
While we generally encourage companies to provide more transparent disclosure related to their compensation programs, the following are specific guidelines dealing with some of the more common features of these programs (features not specifically itemized below will be considered on a case-by-case basis taking into consideration the general principles described above):
Cash Compensation and Severance Packages
We will generally support the board’s discretion to determine and grant appropriate cash compensation and severance packages.
Executive Compensation (“say on pay”)
Proposals requesting that companies subject each year’s compensation record to a non binding advisory shareholder vote, or so-called “say on pay” proposals will be evaluated on a case-by-case basis.

Equity Based Plans — Dilution
Equity compensation plans can increase the number of shares of a company and therefore dilute the value of existing shares. While such plans can be an effective compensation tool in moderation, they can be a concern to shareholders and their cost needs to be closely watched. We assess proposed equity compensation plans on a case-by-case basis.
Employee Stock Purchase Plans
We will generally vote for the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a case-by-case basis.
Loans to Employees
We will vote against the corporation making loans to employees to allow employees to pay for stock or stock options. It is recognized that country specific circumstances may exist that require proposals to be reviewed on a case-by-case basis.
Stock Option Plans – Board Discretion
We will vote against stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.
Stock Option Plans – Inappropriate Features
We will generally vote against plans that have any of the following structural features:
•	ability to re-price “underwater” options without shareholder approval,

•	ability to issue options with an exercise price below the stock’s current market price,

•	ability to issue “reload” options, or

•	automatic share replenishment (“evergreen”) features.
Stock Option Plans – Director Eligibility
While we prefer stock ownership by directors, we will support stock option plans for directors as long as the terms and conditions of director options are clearly defined

Stock Option Plans — Repricing
We will vote for proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.
Stock Option Plans — Vesting
We will vote against stock option plans that are 100% vested when granted.
Stock Option Plans – Authorized Allocations
We will generally vote against stock option plans that authorize allocation of 25% or more of the available options to any one individual.
Stock Option Plans – Change in Control Provisions
We will vote against stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.
IV.	CORPORATE MATTERS
We will review proposals relating to changes to capital structure and restructuring on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company’s industry and performance in terms of shareholder returns.
Common Stock Authorization
We will review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.
Dual Class Share Structures
Dual class share structures involve a second class of common stock with either superior or inferior voting rights to those of another class of stock.
We will generally vote against proposals to create or extend dual class share structures where classes have different voting rights.
Stock Splits
We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company’s industry and performance in terms of shareholder returns.

Reverse Stock Splits
We will vote for proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.
Share Repurchase Programs
We will vote against proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.
Reincorporation
Reincorporation involves re-establishing the company in a different legal jurisdiction.
We will generally vote for proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will generally not be supported if solely as part of an anti-takeover defense or as a way to limit directors’ liability.
Mergers & Acquisitions
We will vote for merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:
•	will result in financial and operating benefits,

•	have a fair offer price,

•	have favourable prospects for the combined companies, and

•	will not have a negative impact on corporate governance or shareholder rights.
V.	SOCIAL RESPONSIBILITY
We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, and creditors, among others.
We believe that companies and their boards must give careful consideration to social responsibility issues in order to enhance long-term shareholder value.
We support efforts by companies to develop policies and practices that consider social responsibility issues related to their businesses.

VI.	SHAREHOLDER PROPOSALS
Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence. As a result, shareholder proposals will be reviewed on a case-by-case basis with consideration of factors such as:
•	the proposal’s impact on the company’s short-term and long-term share value,

•	its effect on the company’s reputation,

•	the economic effect of the proposal,

•	industry and regional norms in which the company operates,

•	the company’s overall corporate governance provisions, and

•	the reasonableness of the request.
We will generally support shareholder proposals that require additional disclosure regarding corporate responsibility issues where the relevant portfolio manager believes:
•	the company has failed to adequately address these issues with shareholders,

•	there is information to suggest that a company follows procedures that are not in compliance with applicable regulations, or

•	the company fails to provide a level of disclosure that is comparable to industry peers or generally accepted standards.
We will generally not support shareholder proposals that place arbitrary or artificial constraints on the board, management or the company.
Ordinary Business Practices
We will generally support the board’s discretion regarding shareholder proposals that involve ordinary business practices.
Protection of Shareholder Rights
We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company’s corporate governance standards indicate that such additional protections are warranted.

Barriers to Shareholder Action
We will generally vote for proposals to lower barriers to shareholder action.
Shareholder Rights Plans
We will generally vote for proposals to subject shareholder rights plans to a shareholder vote.
VII.	OTHER
We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.
We will vote against any proposals to authorize the company to conduct any other business that is not described in the proxy statement (including the authority to approve any further amendments to an otherwise approved resolution).
Reimbursement of Proxy Solicitation Expenses
Decisions to provide reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

Voting Rights Policy
This document sets out the high level Proxy Voting policy of Invesco Asset Management GmbH and Invesco Kapitalanlagegesellschaft mbH. The principles within this policy are followed by both Invesco Asset Management GmbH and Invesco Kapitalanlagegesellschaft mbH or to any of its delegates as applicable
Introduction:
Invesco Asset Management GmbH and Invesco Kapitalanlagegesellschaft mbH is committed to the fair and equitable treatment of all its clients. As such Invesco Asset Management GmbH and Invesco Kapitalanlagegesellschaft mbH has put in place procedures to ensure that voting rights attached to securities within a UCITS for which it is the Management Company are exercised where appropriate and in the best interests of the individual UCITS itself. Where Invesco Asset Management GmbH and Invesco Kapitalanlagegesellschaft mbH delegates the activity of Investment Management it will ensure that the delegate has in place policies and procedures consistent with the principles of this policy.
Outline of Voting Rights Process:
Voting opportunities which exist in relation to securities within each individual UCITS are monitored on an ongoing basis in order to ensure that advantage can be taken of any opportunity that arises to benefit the individual UCITS.
It is has been identified that a voting opportunity exist, an investment decisions is taken whether or not the opportunity to vote should be exercised and, if relevant, the voting decision to be taken. Considerations which are taken into account include:
–	the cost of participating in the vote relative to the potential benefit to the UCITS

–	the impact of participation in a vote on the liquidity of the securities creating the voting opportunity due to the fact that some jurisdictions will require that the securities are not sold for a period if they are the subject of a vote.

–	Other factors as deemed appropriate by the Investment Manager in relation to the investment objectives and policy of the individual UCITS.
It may be the case that an investment decision is taken not to participate in a vote. Such decisions can be equally appropriate due to the considerations applied by the investment team to determine the relative benefit to the individual UCITS, based on criteria such as fund size, investment objective, policy and investment strategy applicable.

Information on Voting Activity:
Further information on votes which were available to individual UCITS and actions taken are available to unitholders free of charge and by request to the UCITS Management Company.
Conflicts of Interest:
(name of management company) has a Conflict of Interest Policy which outlines the principles for avoiding, and where not possible, managing conflicts of interest. At no time will Invesco use shareholding powers in respect of individual UCITS to advance its own commercial interests, to pursue a social or political cause that is unrelated to a UCITS economic interests, or to favour another UCITS or client or other relationship to the detriment of others. This policy is available, free of cost, from the (name of Management Company.)

Invesco Hong Kong Limited
PROXY VOTING POLICY
1 February 2010

Introduction	2

1. Guiding Principles	3

2. Proxy Voting Authority	4

3. Key Proxy Voting Issues	6

4. Internal Administration and Decision-Making Process	8

5. Client Reporting	10

INTRODUCTION

This policy sets out Invesco’s approach to proxy voting in the context of our broader portfolio management and client service responsibilities. It applies to Asia related equity portfolios managed by Invesco on behalf of individually-managed clients and pooled fund clients
Invesco’s proxy voting policy is expected to evolve over time to cater for changing circumstances or unforeseen events.

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1. GUIDING PRINCIPLES

1.1	Invesco recognises its fiduciary obligation to act in the best interests of all clients, be they retirement scheme trustees, institutional clients, unitholders in pooled investment vehicles or personal investors. The application of due care and skill in exercising shareholder responsibilities is a key aspect of this fiduciary obligation.

1.2	The sole objective of Invesco’s proxy voting policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients’ investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients’ economic interests, or to favour a particular client or other relationship to the detriment of others.

1.3	Invesco also recognises the broader chain of accountability that exists in the proper governance of corporations, and the extent and limitations of the shareholder’s role in that process. In particular, it is recognised that company management should ordinarily be presumed to be best placed to conduct the commercial affairs of the enterprise concerned, with prime accountability to the enterprise’s Board of Directors which is in turn accountable to shareholders and to external regulators and exchanges. The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.

1.4	The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is of itself unlikely to promote the maximum economic performance of companies, or to cater for circumstances in which non-compliance with a checklist is appropriate or unavoidable.

1.5	Invesco considers that proxy voting rights are an asset which should be managed with the same care as any other asset managed on behalf of its clients.

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2. PROXY VOTING AUTHORITY

2.1	An important dimension of Invesco’s approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.

2.2	An initial issue to consider in framing a proxy voting policy is the question of where discretion to exercise voting power should rest — with Invesco as the investment manager, or with each individual client? Under the first alternative, Invesco’s role would be both to make voting decisions on clients’ behalf and to implement those decisions. Under the second alternative, Invesco would either have no role to play, or its role would be limited solely to implementing voting decisions under instructions from our clients.

2.3	In addressing this issue, it is necessary to distinguish the different legal structures and fiduciary relationships which exist as between individually-managed clients, who hold investments directly on their own accounts, and pooled fund clients, whose investments are held indirectly under a trust structure.

2.4	Individually-Managed Clients

2.4.1	As a matter of general policy, Invesco believes that unless a client’s mandate gives specific instructions to the contrary, discretion to exercise votes should normally rest with the investment manager, provided that the discretion is always exercised in the client’s interests alone.

2.4.2	The reason for this position is that Invesco believes that, with its dedicated research resources and ongoing monitoring of companies, an investment manager is usually better placed to identify issues upon which a vote is necessary or desirable. We believe it is also more practical that voting discretion rests with the party that has the authority to buy and sell shares, which is essentially what investment managers have been engaged to do on behalf of their clients.

2.4.3	In cases where voting authority is delegated by an individually-managed client, Invesco recognises its responsibility to be accountable for the decisions it makes. If a client requires, an appropriate reporting mechanism will be put in place.

2.4.4	While it is envisaged that the above arrangements will be acceptable in the majority of cases, it is recognised that some individually-managed clients will wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers. In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations which have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilise a master custody arrangement may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio.

2.4.5	In any event, whatever decision is taken as to where voting authority should lie, Invesco believes that the matter should be explicitly covered by the terms of the investment management agreement and clearly understood by the respective parties.

2.4.6	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for individually-managed clients:

PROXY VOTING AUTHORITY
Individually-Managed Clients

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Unless an individually-managed client wishes to retain proxy voting authority, Invesco will assume proxy voting authority by way of delegation from the client, provided that the allocation of proxy voting responsibility is clearly set out in the investment management agreement.
In the case of clients who wish to place special conditions on the delegation of proxy voting powers, Invesco will endeavour to accommodate those clients’ requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.
2.5	Pooled Fund Clients

2.5.1	The legal relationship between an investment manager and its pooled fund clients is different in a number of important respects from that applying to individually-managed clients. These differences have a bearing on how proxy voting authority is exercised on behalf of pooled fund clients.

2.5.2	These legal relationships essentially mean that the manager is required to act solely in the collective interests of unitholders at large rather than as a direct agent or delegate of each unitholder. On the issue of proxy voting, as with all other aspects of our client relationships, Invesco will naturally continue to be receptive to any views and concerns raised by its pooled fund clients. However, the legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.

2.5.3	As in the case of individually-managed clients who delegate their proxy voting authority, Invesco’s accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager’s broader client relationship and reporting responsibilities.

2.5.4	Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for pooled fund clients:

PROXY VOTING AUTHORITY
Pooled Fund Clients
In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unitholders in the pooled fund as a whole.
Invesco cannot accept instructions from individual unitholders as to the exercise of proxy voting authority in a particular instance.

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3. KEY PROXY VOTING ISSUES

3.1	This section outlines Invesco’s intended approach in cases where proxy voting authority is being exercised on clients’ behalf.

3.2	Invesco will vote on all material issues at all company meetings where it has the voting authority and responsibility to do so. We will not announce our voting intentions and the reasons behind them.

3.3	Invesco applies two underlying principles. First, our interpretation of ‘material voting issues’ is confined to those issues which affect the value of shares we hold on behalf of clients and the rights of shareholders to an equal voice in influencing the affairs of companies in proportion to their shareholdings. We do not consider it appropriate to use shareholder powers for reasons other than the pursuit of these economic interests. Second, we believe that a critical factor in the development of an optimal corporate governance policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ portfolios through investment performance and client service.

3.4	In order to expand upon these principles, Invesco believes it is necessary to consider the role of proxy voting policy in the context of broader portfolio management and administrative issues which apply to our investment management business as a whole. These are discussed as follows.

3.5	Portfolio Management Issues — Active Equity Portfolios

3.5.1	While recognising in general terms that issues concerning corporate governance practices can have a significant bearing on the financial performance of companies, the primary criterion for the selection and retention of a particular stock in active equity portfolios remains our judgment that the stock will deliver superior investment performance for our clients, based on our investment themes and market analysis.

3.5.2	In view of these dynamics, Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco’s approach to corporate governance is to encourage a culture of performance among the companies in which we manage investments in order to add value to our clients’ portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

3.5.3	Nevertheless, Invesco has identified a limited range of issues upon which it will always exercise proxy voting authority — either to register disapproval of management proposals or to demonstrate support for company initiatives through positive use of voting powers. These issues are outlined as follows:

KEY VOTING ISSUES
Major Corporate Proposals
Invesco will always vote on the following issues arising in company General Meetings where it has the authority to do so on behalf of clients.
ä	contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);

ä	approval of changes of substantial shareholdings;

ä	mergers or schemes of arrangement; and

ä	approval of major asset sales or purchases.
As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments, unless balanced by reasonable increase in net worth of the shareholding.

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Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.
Invesco’s approach to significant proxy voting issues which fall outside these areas will be addressed on their merits.
3.6	Administrative Issues

3.6.1	In addition to the portfolio management issues outlined above, Invesco’s proxy voting policy also takes account of administrative and cost implications, together with the size of our holdings as compared to the issue size, involved in the exercise of proxy voting authority on our clients’ behalf.

3.6.2	There are practical constraints to the implementation of proxy voting decisions. Proxy voting is a highly seasonal activity, with most company Annual General Meetings being collapsed into a few months, with short deadlines for the distribution and return of notice papers, multiple resolutions from multiple companies being considered simultaneously, and under a legal system which is essentially dependent upon paper-based communication and record-keeping.

3.6.3	In addition, for investment managers such as Invesco who do not invest as principals and who consequently do not appear directly on the share registers of companies, all of these communications are channelled through external custodians, among whom there is in turn a considerable variation in the nature and quality of systems to deal with the flow of information.

3.6.4	While Invesco has the systems in place to efficiently implement proxy voting decisions when required, it can be seen that administrative and cost considerations by necessity play an important role in the application of a responsible proxy voting policy. This is particularly so bearing in mind the extremely limited time period within which voting decisions must often be made and implemented (which can in practice be as little as a few days). This factor also explains why Invesco resists any suggestion that there should be compulsory proxy voting on all issues, as in our view this would only increase the costs to be borne by our clients with very little practical improvement in corporate performance in most cases.

3.6.5	These administrative constraints are further highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company — eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases, we will be in favour of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, the actual casting of a “yes” vote on all such resolutions in our view would entail an unreasonable administrative workload and cost.

3.6.6	Accordingly, Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ investments through portfolio management and client service. The policies outlined below have been prepared on this basis.

KEY PROXY VOTING ISSUES
Administrative Constraints
In view of the administrative constraints and costs involved in the exercise of proxy voting powers, Invesco may (depending on circumstances) not exercise its voting right unless its clients’ portfolios in aggregate represent a significant proportion of the shareholdings of the company in question.
A significant proportion in this context means 5% or more of the market capitalisation of the company.

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4. INTERNAL ADMINISTRATION & DECISION-MAKING PROCESS

4.1	The following diagram illustrates the procedures adopted by Invesco for the administration of proxy voting:
4.2	As shown by the diagram, a central administrative role is performed by our Corporate Action Team, located within the Client Administration section. The initial role of the Corporate Action Team is to receive company notice papers via the range of custodians who hold shares on behalf of our clients, to ascertain which client portfolios hold the stock, and to initiate the decision-making process by distributing the company notice papers to the Primary Investment Manager responsible for the company in question.

4.3	A voting decision on each company resolution (whether a yes or no vote, or a recommended abstention) is made by the Primary Investment Manager responsible for the company in question. Invesco believes that this approach is preferable to the appointment of a committee with responsibility for handling voting issues across all companies, as it takes advantage of the expertise of individuals whose professional lives are occupied by analysing particular companies and sectors, and who are familiar with the issues facing particular companies through their regular company visits.

4.4	Moreover, the Primary Equity Manager has overall responsibility for the relevant market and this ensures that similar issues which arise in different companies are handled in a consistent way across the relevant market.

4.5	The voting decision is then documented and passed back to the Corporate Action Team, who issue the voting instructions to each custodian in advance of the closing date for receipt of proxies by the company. At the same time, the Corporate Action Team logs all proxy voting activities for record keeping or client reporting purposes.

4.6	A key task in administering the overall process is the capture and dissemination of data from companies and custodians within a time frame that makes exercising votes feasible in practice. This applies particularly during the company Annual General Meeting “season”, when there are typically a large number of proxy voting issues under consideration simultaneously. Invesco has no control over the former dependency and Invesco’s ability to influence a custodian’s service levels are limited in the case of individually-managed clients, where the custodian is answerable to the client.

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4.7	The following policy commitments are implicit in these administrative and decision-making processes:

INTERNAL ADMINISTRATION AND DECISION-MAKING PROCESS
Invesco will consider all resolutions put forward in the Annual General Meetings or other decision-making forums of all companies in which investments are held on behalf of clients, where it has the authority to exercise voting powers. This consideration will occur in the context of our policy on Key Voting Issues outlined in Section 3.
The voting decision will be made by the Primary Investment Manager responsible for the market in question.
A written record will be kept of the voting decision in each case, and in case of an opposing vote, the reason/comment for the decision.
Voting instructions will be issued to custodians as far as practicable in advance of the deadline for receipt of proxies by the company. Invesco will monitor the efficiency with which custodians implement voting instructions on clients’ behalf.
Invesco’s ability to exercise proxy voting authority is dependent on timely receipt of notification from the relevant custodians.

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5. CLIENT REPORTING

5.1	Invesco will keep records of its proxy voting activities.

5.2	Upon client request, Invesco will regularly report back to the client on proxy voting activities for investments owned by the client.

5.2	The following points summarise Invesco’s policy commitments on the reporting of proxy voting activities to clients (other than in cases where specific forms of client reporting are specified in the client’s mandate):

CLIENT REPORTING
Where proxy voting authority is being exercised on a client’s behalf, a statistical summary of voting activity will be provided on request as part of the client’s regular quarterly report.
Invesco will provide more detailed information on particular proxy voting issues in response to requests from clients wherever possible.

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Guidelines on Exercising Shareholder Voting Rights and
Policies for Deciding on the Exercise of Shareholder Voting Rights
Invesco Asset Management (Japan) Limited
Enforcement Date: July 5, 2010
Revision Date: April 20, 2011
Authority to Amend or Abolish: Shareholders’ Voting Committee

Record of Amendments

Date	Content
April 20, 2011	Revision associated with review of proxy voting guideline

Guidelines on Exercising of Shareholder Voting Rights and
Policy Decision Making Criteria
(Japanese Equities)
Policy and Objectives of Exercising Shareholder Voting Rights
Our company is cognizant of the importance of corporate governance, and exercises votes with the sole objective of maximizing the long term interests of trustors (investors) and beneficiaries, pursuant to our fiduciary duty as a trustee to the trustors (investors) and the beneficiaries. We will not conduct any voting with an objective of own interest or that of any third party other than the trustors (investors) or beneficiaries. The interests of trustors (investors) and beneficiaries means the increasing of corporate value or the increasing of the economic interests of shareholders or the preventing of damage thereto.
Significance of Guidelines on Exercising Shareholder Voting Rights
Our company has determined the Guidelines on Exercising of Shareholder Voting Rights in accordance with our policy on exercising the voting rights of shareholders, for the purpose of exercising votes in an appropriate manner, and will closely examine each proposal and determine the response pursuant to these Guidelines.
Guidelines on Exercising Shareholder Voting Rights
1.	Procedural Proposal
(1) Financial Statements, Business Reports and Auditors Reports
•	In principle we will vote in favor of a proposal requesting approval of the financial statements, business reports and auditor reports, except in the following circumstances:
-	Concerns exist about the settlement or auditing procedures; or

-	The relevant company has not answered shareholders’ questions concerning matters that should be disclosed.
(2) Allocation of Earned Surplus and Dividends
•	A decision regarding a proposal requesting approval of the allocation of earned surplus and dividends will be made in consideration of, inter alia, the financial condition and the business performance of the relevant company as well as the economic interests of shareholders.
2. Election of Directors
A decision regarding a proposal in connection with electing a director will be made in consideration of, inter alia, the independence, suitability and existence or absence of any antisocial activities in the past on the part of a candidate for director. In the event that a candidate for director is a reelection candidate, we will decide in consideration, inter alia, of the director candidate’s engagement in corporate governance, accountability, the business performance of the company, and the existence or absence of any antisocial act by the company during his or her term in the office.
Definition of the independence:
A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.
(1)	Independence
•	In principle we will vote in favor of a proposal to elect an external director, however, we will oppose a candidate for an external director who is perceived to have an interest in the relevant company.

•	In principle we will oppose a candidate for an external director who does not have independence in the case of a committees organized company, except where the majority of the board are independent.

•	Listed parent and subsidiary
If the relevant company has a listed parent and does not have at least one external director who is independent from the relevant company, we shall in principle oppose the candidates for directors of that company.
(2) Suitability
•	In principle we shall oppose a director candidate in the following case:
-	An attendance rate of less than 75 percent at meetings of the board of directors.
(3) Accountability
•	In the following circumstances we will consider opposing a candidate for reelection as a director:
-	If the relevant company has a problematic system as set forth bellow and if business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid or they were inferior when compared to others in the same industry.

-	If a takeover defense strategy is introduced, that has not been approved by a resolution of a general meeting of shareholders.
(4) Business Performance of the Company
•	We will consider opposing a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid.
•	We will consider opposing a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate was inferior when compared to others in the same industry.
(5) Antisocial Activities on the Part of the Company
•	In principle we will oppose a candidate for reelection as a director in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to of shareholder value.

•	In principle we will consider opposing a candidate for reelection as a director in the event that during the term in office of the candidate window dressing or inappropriate accounting practices occurred on the part of the relevant company.
(6) Other
•	In principle we will oppose a candidate for director in the event that information concerning the relevant candidate has not been sufficiently disclosed.
3. Amendment of the Composition of the Board of Directors and the Required Qualification of Directors
(1) Amendment of the Number of Directors or Composition of the Board of Directors
•	A decision regarding a proposal concerning amendment of the number of directors or the composition of the board of directors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.
(2) Amendment of Required Qualifications of Directors, Their Terms of Office and Scope of Responsibilities
•	A decision regarding a proposal concerning amendment of the required qualifications of directors, their terms of office or scope of liabilities will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.

•	In principle we will oppose a proposal requesting retention of a certain number of a company’s own shares as a condition of installation or continuation in office of a director.
•	In principle we will oppose a proposal to restrict a term in office of a director.

•	In principle we will oppose a proposal to institute a normal retirement age of directors.

•	In principle we will oppose a proposal to reduce the liabilities of a director from liability in connection with financial damage as a result of a violation of the fiduciary duties.

(3) Amendment of the Procedural Method for Election of Directors
•	A decision regarding a proposal concerning amendment of the procedural method of electing directors will be made by making a comparison with the existing situation and considering, inter alia, the reasonability of the amendment.
4. Election of Statutory Auditors
A decision regarding a proposal concerning the election of statutory auditors will be made by considering, inter alia, the independence and the suitability of the candidate for statutory auditor.
Definition of the independence:
A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for statutory auditor other than that of being selected as a statutory auditor.
(1) Independence
•	In principle we will oppose a candidate for an external statutory auditor if the candidate does not have independence.
(2)	Suitability
•	In principle we shall oppose a statutory auditor candidate in the following case:
-	An attendance rate of less than 75 percent at meetings of the board of directors or meetings of the board of auditors
(3)	Accountability
•	In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that significant concerns exist in an audit report that has been submitted or audit proceedings.
(4)	Antisocial Activities on the Part of the Company
•	In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to shareholder value.
•	In principle we will consider opposing a candidate for reelection as a statutory auditor in the event that during the term in office of the candidate window dressing or inappropriate accounting practices occurred on the part of the relevant company.

5. Election of Accounting Auditors
We will decide on proposals concerning the election of an accounting auditor by considering, inter alia, the suitability of the candidate for accounting auditor, and the level of audit fees.
•	In principle we will oppose a candidate for accounting auditor in the event that the accounting auditor can be determined to have expressed an opinion that is not accurate concerning the financial condition of the relevant company.
•	In principle we will oppose in the event that a contract for non-auditing work exists between the accounting auditor and the relevant company, and it is determined that the non-auditing work can be found to present a conflict of interest with the auditing work.
•	In principle we will oppose a candidate for accounting auditor in the event that an excessive auditing fee is paid.
•	In principle we will oppose a proposal requesting a change of accounting auditor in the event that the reason for the change can be determined to be a result of a difference in interpretation between the accounting auditor and the relevant company regarding accounting policy.
6. Compensation of Directors, Statutory Auditors, Officers and Employees
(1) Compensation (including bonus)
•	A decision regarding a proposal concerning compensation will be made in consideration of, inter alia, the levels of compensation, the business performance of the company, and the reasonability of the framework.
•	In principle we will vote in favor of a proposal to obtain approval of compensation, except in the following cases:
-	A negative correlation appears to exist between the business performance of the company and compensation
-	A compensation framework or practice exists which presents an issue
•	In principle we will oppose a proposal to pay compensation only by granting shares.
(2)	Stock Option Plan
•	A proposal to introduce or amend a stock option plan will be decided in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, as well as the level of compensation, the scope of implementation, and the reasonability of the plan.
•	In principle we will oppose a proposal to reduce the exercise price of a stock option plan.
•	In principle we will vote in favor of a proposal to request that an amendment of the exercise price of a stock option plan be made a matter for approval by the shareholders.

(3) Stock Purchase Plan
•	A decision regarding a proposal requesting the introduction or amendment of a stock purchase plan will be made in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, the scope of implementation, and the reasonability of the plan.
(4) Retirement Bonus of Directors or Statutory Auditors
A decision regarding a proposal in connection with awarding a retirement bonus to a director or a statutory auditor will be made in consideration of, inter alia, the extent of the persons who are to be recipients, the existence or absence of antisocial activities in the past on the part of the prospective recipients, the business performance of the company, and the existence or absence of antisocial activities on the part of the company.
•	In principle we will vote in favor of a proposal to pay a retirement bonus of a director or a statutory auditor if all of the following conditions are satisfied.
-	Retirement bonus amount is disclosed.
-	The prospective recipients do not include an external director or an external statutory auditor.
-	None of the prospective recipients have committed a significant criminal conduct.
-	The business performance of the relevant company has not experienced a deficit for three consecutive periods and had no dividend or dividends or they were inferior when compared to others in the same industry.
-	During the terms of office of the prospective recipients there has been no corporate scandal that had a significant impact on society and caused or could cause damage to shareholder value.
-	During their terms in office there has been no window dressing or inappropriate accounting practices in the relevant company.
7. Equity Financing Policy
(1) Amendment of the Number of Authorized Shares
•	A decision regarding a proposal requesting an increase in the number of authorized shares will be made by considering, inter alia, the impact that amending the number of authorized shares will have on shareholder value and the rights of shareholders, as well as the reasonability of the amendment of the number of authorized shares, and the impact on the listing of shares as well as on the continuity of the company.
•	In principle we will vote in favor of a proposal requesting an increase in the number of authorized shares if it can be determined that unless an increase is made to the number of authorized shares the company will be delisted or that there is a risk of a significant impact on the continuity of the company.

•	In principle we will oppose a proposal to increase the number of authorized shares after the appearance of an acquirer.
(2) Issuing of New Shares
A decision regarding a proposal in connection with issuing of new shares will be made in consideration of, inter alia, reasons of issuing new shares, issuing conditions and terms, the impact of the dilution on the shareholders value and rights of shareholders as well as the impact on the listing of shares and the continuity of the company.
(3) Acquisition or Reissue by a Company of Its Own Shares
•	A decision regarding a proposal for a company to acquire or reissue its own shares shall be made by considering, inter alia, its reasonability.
(4) Stock Split
•	In principle we will vote in favor of a proposal involving a stock split.
(5) Consolidation of Shares (Reverse Split)
•	A decision regarding a proposal involving a consolidation of shares (reverse split) shall be made by considering, inter alia, its reasonability.
(6) Preferred Shares
•	In principle we will oppose a proposal requesting the creation of new preferred shares or increasing the authorized number of preferred shares, by way of a blank power of attorney that does not specify the voting rights, dividends, conversion or other rights.
•	In principle we will vote in favor of a proposal to create new preferred shares or to increase the number of authorized preferred shares if the voting rights, dividends, conversion and other rights are stipulated and these rights can be determined to be reasonable.
•	In principle we will vote in favor of a proposal to the effect that approval of issuing preferred shares is so be obtained from shareholders.
(7) Issuing of Convertible Bonds
•	A decision regarding a proposal to issue convertible bonds shall be made by considering, inter alia, the number of shares into which the bonds are to be converted, and the period to maturity of the bonds.
(8) Issuing of Non-Convertible Bonds, and Increasing a Borrowing Limit
•	A decision regarding a proposal in connection with the issuing of non-convertible bonds or increasing a borrowing limit shall be made by considering, inter alia the financial condition of the relevant company.

(9) Equitization of Debt
•	A decision regarding a proposal requesting an amendment of the number of authorized shares or issuing of shares of the company in relation to a debt restructuring shall be made in consideration of, inter alia, the conditions of amending the number of authorized shares or issuing shares of the company, the impact on shareholder value and on the rights of shareholders, the reasonability thereof, and the impact on listing of the shares as well as on the continuity of the company.
(10) Capital Reduction
•	A decision regarding a proposal in connection with a capital reduction will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, the reasonability of the capital reduction, as well as the impact on listing of the shares and on the continuity of the company.
•	In principle we will approve a proposal requesting a capital reduction in the form of a standard accounting processing.
(11) Financing Plan
•	A decision regarding a proposal in connection with a financing plan will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company.
•	In principle we will vote in favor of a proposal requesting approval of a financing plan.
(12) Capitalization of Reserves
•	In principle we will vote in favor of a proposal requesting a capitalization of reserves.
8. Corporate Governance
(1) Amendment of Settlement Period
•	In principle we will vote in favor of a proposal requesting an amendment of the settlement period, except when it can be determined that the objective is to delay a general meeting of shareholders.
(2) Amendment of Articles of Incorporation
A decision regarding a proposal in connection with an amendment of the articles of incorporation will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the necessity and the reasonability of amending the articles of incorporation.
•	In principle we will vote in favor of a proposal to amend the articles of incorporation if amendment of the articles of incorporation is necessary by law.

•	In principle we will oppose a proposal to amend the articles of incorporation if it can be determined that there is a risk that the rights of shareholders will be infringed or a risk that a reduction in shareholder value will occur as a result of the relevant amendment.
•	In principal we will vote in favor of a proposal submitted by the board in connection with transition to a committees organized company.
•	In principal we will vote in favor of a proposal requesting mitigation or abolishment of the requirements for special resolution.
(3) Amendment of the Quorum of a General Meeting of Shareholders
•	A decision regarding a proposal in connection with an amendment of the quorum of a general meeting of shareholders will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the customs of the region or country.
•	A proposal in connection with amending the quorum of a special resolution of a general meeting of shareholders will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the customs of the region or country.
(4) Omnibus Proposal of a General Meeting of Shareholders
•	In principle we will oppose an omnibus proposal at a general meeting of shareholders if the entire proposal will not be in the best interests of shareholders.
9. Corporate Behavior
(1) Amendment of Tradename or Location of Corporate Registration
•	In principle we will vote in favor of a proposal requesting amendment of a tradename.
•	In principle we will vote in favor of a proposal requesting amendment of a location of corporate registration.
(2) Corporate Restructuring
•	A decision regarding a proposal in connection with a corporate reorganization as set forth below will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders, the respective impact on the financial condition and business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company:
Merger or acquisition;
Assignment or acquisition of business;
Company split (spin-off);
Sale of assets;

Being acquired; or
Liquidation.
(3) Proxy Contest
•	A decision regarding a proposal in connection with election of a director from among opposing candidates will be made in consideration of the independence, suitability, existence or absence of any antisocial activities in the past, actions in corporate governance and accountability on the part of the candidates for director, the business performance of the company, the existence or absence of antisocial activities of the company, and the background to the proxy contest.
•	A person who is considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a candidate director of the relevant company.
(4) Defense Strategy in Proxy Contest
•	Staggered Board
-	In principle we will oppose a proposal requesting the introduction of a staggered board of directors.
-	In principle we will vote in favor of a proposal requesting that the terms in office of directors be one year.
•	Authority to Dismiss Directors
In principle we will oppose a proposal requesting more stringent requirements for the shareholders to be able to dismiss a director.
•	Cumulative Voting
-	In principle we will vote in favor of a proposal to introduce cumulative voting in connection with the election of directors.
-	In principle we will oppose a proposal requesting the abolition of cumulative voting in connection with the election of directors.
(5) Takeover Defense Strategies
•	Introduction or Amendment of Takeover Defense Strategy

In principle we will oppose a proposal requesting to introduce or amend a takeover defense strategy that will reduce shareholder value or infringe the rights of shareholders.
•	Rights Plan (Poison Pill)

A decision regarding a proposal to introduce a rights plan (poison pill) will be made in consideration of, inter alia, the triggering conditions, the effective period, the conditions of disclosure of content, the composition of directors of the relevant company, and the status of introducing other takeover defense strategies.
-	In principal we will oppose a proposal in which, a triggering condition of the number of outstanding shares is less than 20%.

-	In principal we will oppose a proposal that the effective period is beyond 3 years.

-	In principal we will oppose a proposal that directors are not selected annually.
-	In principal we will oppose a proposal in the event that there are less than 2 directors or 20% of the board who are independent with no issue of the attendance records of the board meeting.
-	We will vote in favor for a proposal that a rights plan is considered by an independent committee before introducing such plan. We will vote in favor a proposal only if all special committee members are independent with no issue of the attendance records of the board meeting.
-	In principal we will oppose a proposal in the event that other takeover defense strategies exist.
-	In principal we will oppose a proposal in the event that the issuing date of invitation notice to shareholders is less than 3 weeks before the general shareholders meeting.
-	In principal we will oppose a proposal unless the introduction of takeover defense strategies is considered reasonably beneficial to interests of minority shareholders.
•	Relaxation of Requirements to Amend the Articles of Incorporation or Company Regulations

A decision regarding a proposal to relax the requirements to amend the articles of incorporation or company regulations will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.
•	Relaxation of Requirements for Approval of a Merger

A decision regarding a proposal to relax the requirements to approve a merger will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.
10. Social, Environmental and Political Problems
A decision regarding a proposal in connection with social, environmental or political problems will be made in consideration of, inter alia, the impact that the actions on the part of the company will have on shareholder value and the rights of shareholders, or on the financial condition and business performance of the company, the reasonability of these actions, and the impact on the listing of shares as well as on the continuity of the company.

11.	Information Disclosure
•	In principle we will oppose a proposal for which sufficient information is not disclosed for the purpose of making a voting decision.
•	In principle we will vote in favor of a proposal to increase information disclosure, if all of the following standards are satisfied.
-	The information will be beneficial to shareholders.

-	The time and expense required for the information disclosure will be minimal.
12. Conflicts of Interest
We will abstain from exercising shareholder voting rights in a company that would constitute a conflict of interest.
The following company is determined to be a company that would constitute a conflict of interest:
-	Invesco Limited.
13. Shareholder proposals
A decision regarding shareholders’ proposals will be made in accordance with the Guidelines along with company’s proposal, however, will be considered on the basis of proposed individual items.

Guidelines on Exercising of Shareholder Voting Rights and
Policy Decision Making Criteria
(Foreign Equities)
Policy and Objectives of Exercising Shareholder Voting Rights
Our company is cognizant of the importance of corporate governance, and exercises votes with the sole objective of maximizing the long term interests of trustors (investors) and beneficiaries, pursuant to our fiduciary duty as a trustee to the trustors (investors) and the beneficiaries. We will not conduct any voting with an objective of own interest or that of any third party other than the trustors (investors) or beneficiaries. The interests of trustors (investors) and beneficiaries means the increasing of corporate value or the increasing of the economic interests of shareholders or the preventing of damage thereto.
Significance of Guidelines on Exercising Shareholder Voting Rights
Our company has determined the Guidelines on Exercising of Shareholder Voting Rights in accordance with our policy on exercising the voting rights of shareholders, for the purpose of exercising votes in an appropriate manner, and will closely examine each proposal and determine the response pursuant to these Guidelines.
Guidelines on Exercising Shareholder Voting Rights
1. Procedural Proposal
(1) Procedures
•	In principle we will vote in favor of a selection of the chairman of a general meeting of shareholders, approval of the minutes, approval of the shareholders registry and other proposals in connection with procedures to hold a general meeting of shareholders.

•	In principle we will vote in favor of a procedural proposal such as the following:
-	Opening of a general meeting of shareholders

-	Closing of a general meeting of shareholders

-	Confirming the proper convening of a general meeting of shareholders

-	Satisfaction of the quorum for a general meeting of shareholders

-	Confirming the agenda items of a general meeting of shareholders

-	Election of a chairman of a general meeting of shareholders
-	Designation of shareholders who will sign the minutes of a general meeting of shareholders
-	Preparing and approving a registry of shareholders

-	Filing of legally prescribed documents in connection with a general meeting of shareholders
-	Designation of an inspector or shareholder to inspect the minutes of a general meeting of shareholders

-	Permission to ask questions

-	Approval of the issuing of minutes of a general meeting of shareholders
-	Approval of matters of resolution and granting to the board of directors the authority to execute matters that have been approved
(2) Financial Statements, Business Reports and Auditors Reports
•	In principle we will vote in favor of a proposal requesting approval of the financial statements, business reports and auditor reports, except in the following circumstances:
-	Concerns exist about the settlement or auditing procedures; or
-	The relevant company has not answered shareholders’ questions concerning matters that should be disclosed.
(3) Allocation of Earned Surplus and Dividends
•	A decision regarding a proposal requesting approval of the allocation of earned surplus and dividends will be made in consideration of, inter alia, the financial condition and the business performance of the relevant company as well as the economic interests of shareholders.
2. Election of Directors
A decision regarding a proposal in connection with electing a director will be made in consideration of, inter alia, the independence, suitability and existence or absence of any antisocial activities in the past on the part of a candidate for director. In the event that a candidate for director is a reelection candidate, we will decide in consideration, inter alia, of the director candidate’s engagement in corporate governance, accountability, the business performance of the company, and the existence or absence of any antisocial act by the company during his or her term in the office.
Definition of independence:
A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.
(1) Independence
(United States)
•	In the following circumstances we will in principle oppose or withhold approval of a candidate for an internal director, or a candidate for an external director who cannot be found to have a relationship of independence from the relevant company:
-	If the internal director or the external director who cannot be found to have a relationship of independence from the relevant company is a member of the compensation committee or the nominating committee;
-	If the audit committee, compensation committee, or nominating committee has not been established and the director functions as a committee member;
-	If the nominating committee has not been established;
-	If external directors who are independent from the relevant company do not constitute a majority of the board of directors;
-	A person who is independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a director.
(Other than United States)
A decision concerning the independence of the candidate for director will be made in consideration of the conditions of each country.
(2) Suitability
•	In principle we shall oppose or withhold approval of a director candidate in the following circumstances:
-	An attendance rate of less than 75 percent at meetings of any of the board of directors, the audit committee, the compensation committee, or the nominating committee;
-	Serving as a director of six or more companies; or
-	Serving as a CEO of another company and also serving as an external director of at least two other companies.
(3) Corporate Governance Strategies
•	In principle we will oppose or withhold approval of all candidates for reelection in the event that the board of directors employs a system of staggered terms of office and a problem of governance has occurred in the board of directors or committee but the responsible director is not made a subject of the current proposal to reelect directors.
•	In the following circumstances we will in principle oppose or withhold approval of a candidate for reelection of a director who is a member of the audit committee:
-	If an excessive auditing fee is being paid to the accounting auditor;
-	If the accounting auditor has expressed an opinion of non-compliance concerning the financial statements of the relevant company; or
-	If the audit committee has agreed with the accounting auditor to reduce or waive the liability of accounting auditor, such as by limiting the right of the company or the shareholders to take legal action against the accounting auditor.
•	In the following circumstances we will in principle oppose or withhold approval of a candidate for reelection as a director who is a member of the compensation committee:
-	If there appears to be a negative correlation between the business performance of the company and the compensation of the CEO;
-	If in the case of an option for which the stock price of the relevant company is less than the exercise price, an amendment of the exercise price or an exchange for cash or the like has been made without the approval of a general meeting of shareholders;
-	If an exchange (sale) of stock options which is limited to a single exercise has been made without obtaining the approval of a general meeting of shareholders;
-	If the burn rate has exceeded the level promised in advance to shareholders (the burn rate is the annual rate of dilution measured by the stock options or rights to shares with restriction on assignment that have been actually granted (otherwise known as the “run rate”)); or
-	If a compensation system or practice exists that presents a problem.
•	In the following circumstances we will in principle oppose or withhold approval of all candidates for reelection as directors:
-	If the board of directors has not taken appropriate action regarding a shareholder’s proposal even if there was a shareholder’s proposal which was approved by a majority of the overall votes in the previous period at a general meeting of shareholders.
-	If the board of directors has not taken appropriate action regarding a shareholders’ proposal even if a shareholders’ proposal has been approved by a majority of the valid votes in two consecutive periods at a general meeting of shareholders;
-	If the board of directors has not taken appropriate action such as withdrawing a takeover defense strategy, despite a majority of shareholders having accepted a public tender offer; or
-	If the board of directors has not taken appropriate action regarding the cause of opposition or withholding of approval even though at the general meeting of shareholders for the previous period there was a candidate for director who was opposed or for whom approval was withheld by a majority of the valid votes.

(4) Accountability
•	In the following cases we will consider opposing or withholding approval from a candidate for reelection as a director:
-	If a notice of convening states that there is a director with an attendance rate of less than 75% at meetings of the board of directors or committee meetings, but the name of the individual is not specifically stated.
-	If the relevant company has a problematic system as set forth below, and business performance of the relevant company during the term in office of candidate has been in a deficit and with no dividend or is inferior when compared to those in the same industry in three consecutive periods :

-	A system of staggered terms of office;

-	A system of special resolution that is not by simple majority;

-	Shares of stock with multiple votes;
-	A takeover defense strategy that has not been approved by a resolution of a general meeting of shares;
-	No clause for exceptions exists in the event that there are competing candidates, even though a system of majority resolution has been introduced for the election of directors;
-	An unreasonable restriction is imposed on the authority of shareholders to convene an extraordinary general meeting of shareholders; or
-	An unreasonable restriction is imposed on the shareholders’ right to seek approval or disapproval on the part of shareholders by means of a letter of consent by shareholders;
-	In principle we will oppose or withhold approval of all candidates for reelection as directors in the event that a dead hand or similar provision is included in a poison pill, until this provision is abolished.
-	In principle we will oppose or withhold approval of all candidates for reelection as directors in the event of introducing a new poison pill with an effective duration of 12 months or more (a long-term pill), or any renewal of a poison pill including a short-term pill with an effective period of less than 12 months, by the board of directors without the approval of a general meeting of shareholders.

Nevertheless we will in principle vote in favor of all candidates for reelection as directors in the event of a new introduction if a commitment is made by binding resolution to seek approval of the new introduction at a general meeting of shareholders.
-	In principle we will oppose or withhold approval of all candidates for reelection as directors in the event that a significant amendment to the disadvantage of shareholders is added to a poison pill, by the board of directors without the approval of a general meeting of shareholders.

(5) Business Performance of a Company
•	We will consider opposing or withholding a candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid.
•	We will consider opposing or withholding candidate for reelection as a director in the event that business performance of the relevant company during the term in office of the candidate was inferior when compared to others in the same industry.
(6) Antisocial Activities on the Part of the Company
•	In principle we will oppose or withhold a candidate for reelection as a director in the event that during the term in office of the candidate a corporate scandal occurred that had a significant impact on society and caused or could cause damage to of shareholder value.
•	In principle we will oppose or withhold approval of a candidate for reelection as a director who was a member of the audit committee, if inappropriate accounting practices occurred at the relevant company such as window dressing, accounting treatment that deviates from GAAP (generally accepted accounting principles), or a significant omission in disclosure pursuant to Article 404 of the Sox Law.
(7) Other
•	In principle we will oppose or withhold a candidate for director in the event that information concerning the relevant candidate has not been sufficiently disclosed.
(8)	Amendment of the Number and Composition of Directors
•	A decision regarding a proposal concerning amendment of the number of directors or the composition of the board of directors will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders.
-	In principle we will vote in favor of a proposal to diversify the composition of a board of directors.
-	In principle we will vote in favor of a proposal to fix the number of members of a board of directors, except when it is determined that this is a takeover defense strategy.
-	In principle we will oppose a proposal to make shareholder approval unnecessary in connection with an amendment of the number of members or composition of the board of directors.
(9) Amendment of Qualification Requirements, Period of Service, or Extent of Liability of Directors
•	A decision regarding a proposal concerning amendment of the required qualifications of directors, their terms of office or scope of liabilities will be made by making a comparison with the existing situation and considering, inter alia, the impact on the relevant company and the economic interests of shareholders
-	In principle we will oppose a proposal requesting retention of a certain number of a company’s own shares as a condition of installation or continuation in office of a director.
-	In principle we will oppose a proposal to restrict a term in office of a director.
-	In principle we will oppose a proposal to institute normal retirement age of directors.
-	In principle we will oppose a proposal to reduce the liabilities of a director from liability in connection with financial damage as a result of a violation of the fiduciary duties.
(10) Amendment of the Procedural Method for Election of Directors
•	We will decide on proposal concerning amendment of the procedural method of electing directors will be made by making a comparison with the existing situation and considering, inter alia, the reasonability of the amendment.
•	In principle we will vote in favor of a proposal to require the approval of the majority of the valid votes for an election of a director.
•	In principle we will vote in favor of a proposal to prohibit the US style voting system.
3. Election of Statutory Auditors
•	A decision regarding a proposal in connection with electing a statutory auditor shall be made by considering, inter alia, the independence and suitability of the statutory auditor candidate.
•	In principle we will oppose a candidate for reelection as a statutory auditor in the event that significant concerns exist in an audit report that has been submitted or audit proceedings.
•	A person who is independent shall mean a person for whom there is no relationship between the relevant company and the candidate for statutory auditor other than that of being selected as a statutory auditor.
4. Election of Accounting Auditor
We will decide on proposals concerning the election of an accounting auditor by considering, inter alia, the suitability of the candidate for accounting auditor, and the level of audit fees.
•	In principle we will oppose a candidate for accounting auditor in the event that the accounting auditor can be determined to have expressed an opinion that is not accurate concerning the financial condition of the relevant company.
•	In principle we will oppose in the event that a contract for non-auditing work exists between the accounting auditor and the relevant company, and it is determined that the non-auditing work can be found to present a conflict of interest with the auditing work.
•	In principle we will oppose a candidate for accounting auditor in the event that an excessive auditing fee is paid.
•	In principle we will oppose a proposal requesting a change of accounting auditor in the event that the reason for the change can be determined to be a result of a difference in interpretation between the accounting auditor and the relevant company regarding accounting policy.
5. Compensation of Directors, Statutory Auditors, Officers and Employees
(1) Compensation (Including Bonus)
•	Proposals concerning compensation will be decided in consideration of, inter alia, levels of compensation, business performance of the company, and the reasonability of the framework.
•	In principle we will vote in favor of a proposal to obtain approval of compensation reports, except in the following cases:
-	A negative correlation appears to exist between the business performance of the company and compensation.
-	A compensation framework or practice exists which presents an issue.
•	In principle we will oppose a proposal to set an absolute level or maximum compensation.
•	In principle we will oppose a proposal to pay compensation only by granting shares.
(2) Stock Option Plan
•	A proposal to introduce or amend a stock option plan will be decided in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, as well as the level of compensation, the scope of implementation and the reasonability of the plan.
•	In principle we will oppose a proposal to reduce the exercise price of a stock option plan.
•	In principle we will vote in favor of a proposal to request that an amendment of the exercise price of a stock option plan be made a matter for approval by the shareholders.
(3) Stock Purchase Plan
•	A decision regarding a proposal requesting the introduction or amendment of a stock purchase plan will be made in consideration of, inter alia, the impact that introducing or amending the plan will have on shareholder value and the rights of shareholders, the scope of implementation and the reasonability of the plan.
(4) Retirement Bonus of Directors or Statutory Auditors
•	A decision regarding a proposal in connection with awarding a retirement bonus to a director or a statutory auditor will be made in consideration of, inter alia, the extent of the persons who are to be recipients, the existence or absence of antisocial activities in the past on the part of the prospective recipients, the business performance of the company, and the existence or absence of antisocial activities on the part of the company. In principle we will oppose awarding a retirement bonus in the event that a significant criminal act has been committed by the recipient during his or her term in office. Moreover we will also consider opposing the awarding of a retirement bonus in the event that the business performance of the relevant company during the term in office of the candidate experienced a deficit in three consecutive periods and no dividends were paid or they were inferior when compared to others in the same industry. In principle we will oppose awarding a retirement bonus in the event that during the term in office of the recipient inappropriate accounting practices occurred such as window dressing or accounting treatment that deviates from generally accepted accounting principles or a significant omission in disclosure, or a corporate scandal occurred, which had a significant impact on society and caused or could cause damage to shareholder value.
6. Equity Financing Policy
(1) Amendment of the Number of Authorized Shares
•	A decision regarding a proposal requesting an increase in the number of authorized shares of stock shall be made by considering, inter alia, the impact that amending the number of authorized shares will have on shareholder value and the rights of shareholders, as well as the reasonability of the amendment of the number of authorized shares, and the impact on the listing of shares as well as on the continuity of the company.
•	In principle we will vote in favor of a proposal requesting an increase in the number of authorized shares if it can be determined that unless an increase is made to the number of authorized shares the company will be delisted or that there is a risk of a significant impact on the continuity of the company.
•	In principle we will oppose a proposal to increase the number of authorized shares after the appearance of an acquirer.
(2) Issuing of New Shares
•	In principle if the existing shareholders will be granted new share subscription rights (pre-emptive purchase rights) we will vote in favor of a proposal to issue new shares up to 100 percent of the number of shares issued and outstanding.
•	If the existing shareholders will not be granted new share subscription rights (pre-emptive purchase rights) we will in principle vote in favor of a proposal to issue new shares up to 20 percent of the number of shares issued and outstanding.
•	In principle we will oppose a proposal to issue new shares after an acquirer has appeared.

(3) Acquisition or Reissue by a Company of Its Own Shares
•	A decision regarding a proposal for a company to acquire or reissue its own shares shall be made by considering, inter alia, its reasonability.
(4) Stock Split
•	In principle we will vote in favor of a proposal involving a stock split.
(5) Consolidation of Shares (Reverse Split)
•	A decision regarding a proposal involving a consolidation of shares (reverse split) shall be made by considering, inter alia, its reasonability.
(6) Reduction in Par Value of Shares
•	In principle we will vote in favor of a proposal reducing the par value of shares.
(7) Preferred Shares
•	A decision regarding a proposal in connection with creating new preferred shares or amending the number of authorized preferred shares shall be made by considering, inter alia, the existence or absence of voting rights, dividends, conversion or other rights to be granted to the preferred shares as well as the reasonability of those rights.
-	In principle we will oppose a proposal requesting the creation of new preferred shares or increasing the authorized number of preferred shares, by way of a blank power of attorney that does not specify the voting rights, dividends, conversion or other rights.
-	In principle we will vote in favor of a proposal to create new preferred shares or to increase the number of authorized preferred shares if the voting rights, dividends, conversion and other rights are stipulated and these rights can be determined to be reasonable.
-	In principle we will vote in favor of a proposal to make the issuing of preferred shares a matter for approval by the shareholders.
(8) Classified Shares
•	In principle we will oppose a proposal requesting the creation of new shares with differing voting rights or increasing the authorized number of shares with differing voting rights.
•	In principle we will vote in favor of a proposal to convert to a capital structure in which there is one vote per share.
(9) Issuing of Convertible Bonds
•	A decision regarding a proposal to issue convertible bonds shall be made by considering, inter alia, the number of shares into which the bonds are to be converted, and the period to maturity of the bonds.

(10) Issuing of Non-Convertible Bonds, and Increasing a Borrowing Limit
•	A decision regarding a proposal to issue non-convertible bonds will be made by considering, inter alia, the financial condition of the relevant company.
•	A decision regarding a proposal to increase a borrowing limit shall be made by considering, inter alia, the financial condition of the relevant company.
(11) Equitization of Debt
•	A decision regarding a proposal requesting an amendment of the number of authorized shares or issuing of shares of the company in relation to a debt restructuring shall be made in consideration of, inter alia, the conditions of amending the number of authorized shares or issuing shares of the company, the impact on shareholder value and on the rights of shareholders, the reasonability thereof, as well as the impact on listing of the shares and on the continuity of the company.
(12) Capital Reduction
•	A decision regarding a proposal in connection with a capital reduction will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, the reasonability of the capital reduction, as well as the impact on listing of the shares and on the continuity of the company.
•	In principle we will approve a proposal requesting a capital reduction in the form of a standard accounting processing.
(13) Financing Plan
•	A decision regarding a proposal in connection with a financing plan will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company.
•	In principle we will vote in favor of a proposal requesting approval of a financing plan.
(14) Capitalization of Reserves
•	In principle we will vote in favor of a proposal requesting a capitalization of reserves.
7. Corporate Governance
(1) Amendment of Settlement Period
•	In principle we will vote in favor of a proposal requesting an amendment of the settlement period, except when it can be determined that the objective is to delay a general meeting of shareholders.

(2) Amendment of Articles of Incorporation
•	A decision regarding a proposal in connection with an amendment of the articles of incorporation will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders as well as the necessity and the reasonability of amending the articles of incorporation.
-	In principle we will vote in favor of a proposal to amend the articles of incorporation if amendment of the articles of incorporation is necessary by law.
-	In principle we will oppose a proposal to amend the articles of incorporation if it can be determined that there is a risk that the rights of shareholders will be infringed or a risk that a reduction in shareholder value will occur as a result of the relevant amendment.
(3) Amendment of the Quorum of a General Meeting of Shareholders
•	A decision regarding a proposal in connection with amending the quorum of a general meeting of shareholders and a special resolution of a general shareholders meeting will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders as well as the customs of the region or country.
-	In principle we will oppose a proposal to reduce the quorum of a general meeting of shareholders.
-	In principle we will oppose a proposal to reduce the quorum of a special resolution.
(4) Omnibus Proposal of a General Meeting of Shareholders
•	In principle we will oppose an omnibus proposal at a general meeting of shareholders if the entire proposal will not be in the best interests of shareholders.
(5) Other
(Anonymous Voting)
•	In principle we will vote in favor of a proposal requesting anonymous voting, an independent vote counter, an independent inspector, and separate disclosure of the results of voting on a resolution of a general meeting of shareholders.
(Authority to Postpone General Meetings of Shareholders)
•	In principle we will oppose a proposal requesting to grant to a company the authority to postpone a general meeting of shareholders.
(Requirement of Super Majority Approval)
•	In principle we will vote in favor of a proposal requesting a relaxation or abolishment of the requirement for a super majority.

8. Corporate Behavior
(1) Amendment of Tradename or Location of Corporate Registration
•	In principle we will vote in favor of a proposal requesting amendment of a tradename.
•	In principle we will vote in favor of a proposal requesting amendment of a location of corporate registration.
(2) Corporate Restructuring
A decision regarding a proposal in connection with a merger, acquisition, assignment or acquisition of business, company split (spin-off), sale of assets, being acquired, corporate liquidation or other corporate restructuring will be made in consideration of, inter alia, the respective impact on shareholder value and on the rights of shareholders, the impact on the financial condition and on the business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares and on the continuity of the company.
•	A decision regarding a proposal in connection with a corporate reorganization as set forth below will be made in consideration of, inter alia, the respective impact on shareholder value and on the rights of shareholders, the impact on the financial condition and on the business performance of the relevant company, as well as the reasonability thereof, and the impact on the listing of shares as well as on the continuity of the company:
Merger or acquisition;
Assignment or acquisition of business;
Company split (spin-off);
Sale of assets;
Being acquired; or
Liquidation.
(3) Proxy Contest
•	A decision regarding a proposal in connection with election of a director from among opposing candidates will be made in consideration of the independence, suitability, existence or absence of any antisocial activities in the past on the part of a candidate for director, the actions in corporate governance, accountability the business performance of the company, the existence or absence of antisocial activities of the company, and the background to the proxy contest.
•	A person who is considered to be independent shall mean a person for whom there is no relationship between the relevant company and the candidate for director other than that of being selected as a candidate director of the relevant company.

(4) Defense Strategy in Proxy Contest
•	Staggered Board

In principle we will oppose a proposal requesting the introduction of staggered board of directors:
-	In principle we will oppose a proposal requesting the introduction of a staggered board of directors.
-	In principle we will vote in favor of a proposal requesting that the terms in office of directors be one year.
•	Authority to Dismiss Directors

In principle we will oppose a proposal requesting more stringent requirements for the shareholders to be able to dismiss a director.
•	Cumulative Voting
-	In principle we will vote in favor of a proposal to introduce cumulative voting in connection with the election of directors. However, in principle we will oppose a proposal which a majority of valid votes is required to elect a director except in the event that shareholders are able to write-in their own candidate in the convening notice or ballot of the company and the number of candidates exceeds a prescribed number.
-	In principle we will oppose a proposal requesting the abolition of cumulative voting in connection with the election of directors.
•	Authority to Call an Extraordinary General Meeting of Shareholders
-	In principle we will vote in favor of a proposal requesting a right of shareholders to call an extraordinary general meeting of shareholders.
-	In principle we will vote in favor of a proposal to abolish restrictions on the right of shareholders to call an extraordinary general meeting of shareholders.
-	In principle we will oppose a proposal to restrict or prohibit the right of shareholders to call an extraordinary general meeting of shareholders.
•	Letter of Consent Seeking Approval or Disapproval from Shareholders
-	In principle we will vote in favor of a proposal requesting that shareholders have the right to seek approval or disapproval on the part of shareholders by means of a letter of consent.
-	In principle we will vote in favor of a proposal to abolish restrictions on the right of shareholders to seek approval or disapproval on the part of shareholders by means of a letter of consent.
-	In principle we will oppose a proposal to restrict or prohibit the right of shareholders to seek approval or disapproval on the part of shareholders by means of a letter of consent.

(5) Takeover Defense Strategies
•	Rights Plan (Poison Pill)

A decision regarding a proposal in connection with introducing a rights plan (poison pill) will be made in consideration of, inter alia, the triggering conditions, the effective period, the conditions of disclosure of content, the composition of directors of the relevant company, and the status of introducing other takeover defense strategies.
•	Fair Price Conditions

A decision regarding a proposal in connection with introducing fair price conditions will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, and the reasonability of the plan.
-	In principle we will vote in favor of a proposal requesting the introduction of fair price conditions, provided that the following is satisfied.
-	At the time of triggering the fair price provision, the approval of a majority or not more than a majority of shareholders without a direct interest in the acquisition is to be sought
-	In principle we will vote in favor of a proposal to reduce the number of approvals by shareholders that is necessary to trigger fair price provision.
•	Anti-Greenmail Provision

A decision regarding a proposal in connection with introducing an anti-greenmail provision will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, and the reasonability of the plan.
-	In principle we will vote in favor of a proposal requesting the introduction of anti-greenmail provisions, provided that all of the following standards are satisfied:
-	The definition of greenmail is clear
-	If a buyback offer is to be made to a person who holds a large number of shares, that the buy-back offer will be made to all shareholders, or confirmation will be made that shareholders who do not have a direct interest in the takeover do not oppose the buyback offer to the person who holds a large number of shares.
-	No clause is included which would restrict the rights of shareholders, such as measures to deter being bought out.
•	Golden Parachute and Tin Parachute Conditions

A decision regarding a proposal in connection with introducing a golden parachute or a tin parachute will be made in consideration of, inter alia, the triggering conditions, the decision-making process for triggering, the level of compensation to be provided and the reasonability of the plan.
-	In principle we will vote in favor of a proposal to introduce or amend a golden parachute or a tin parachute if all of the following criteria are satisfied:
-	The triggering of the golden parachute or the tin parachute will be determined by an independent committee.

-	The payable compensation shall be no more than three times the employment compensation payable for a year.

-	Payment of compensation shall be made after the transfer of control.
•	Classified Shares

In principle we will oppose a proposal in connection with creating new classified shares with multiple voting rights.

A decision regarding a proposal in connection with creating new classified shares with no voting rights or less voting rights will be made in consideration of, inter alia, the terms of the classified shares.
-	In principle we will oppose a proposal to create classified shares with multiple voting rights.
-	In principle we will vote in favor of a proposal to create new classified shares with no voting rights or less voting rights if all of the following conditions are satisfied.
-	The objective of creating the new classified shares is to obtain financing while minimizing the dilution of the existing shareholders.
-	The creation of the new classified shares does not have an objective of protecting the voting rights of shareholders that have a direct interest in a takeover or of major shareholders.
•	Issuing New Shares to a White Squire or a White Knight

A decision regarding a proposal in connection with issuing shares to a white squire or a white knight will be made in consideration of, inter alia, the conditions of issuing the shares.
•	Relaxation of Requirements to Amend the Articles of Incorporation or Company Regulations

A decision regarding a proposal to relax the requirements to amend the articles of incorporation or company regulations will be made in consideration of, inter alia, the impact on shareholder value and the rights of shareholders.

•	Relaxation of Requirements for Approval of a Merger

A decision regarding a proposal to relax the requirements to approve a merger will be made in consideration of, inter alia, the impact on shareholder value and on the rights of shareholders.
•	Introduction or Amendment of Takeover Defense Strategy

In principle we will oppose a proposal in connection with introducing or amending a takeover defense strategy that will reduce shareholder value or infringe the rights of shareholders.
9. Social, Environmental and Political Problems
A decision regarding a proposal in connection with a social, environmental or political problems will be made in consideration of, inter alia, the impact that the actions on the part of the company will have on shareholder value and the rights of shareholders, the impact on the financial condition and the business performance of the company, the reasonability of these actions, and the impact on the listing of shares as well as on the continuity of the company.
10. Information Disclosure
•	In principle we will oppose a proposal for which sufficient information is not disclosed for the purpose of making a voting decision.
•	In principle we will vote in favor of a proposal to increase information disclosure, if all of the following criteria are satisfied.
-	The information will be beneficial to shareholders.

-	The time and expense required for the information disclosure will be minimal.
11. Other
(1) Directors
•	Ex Post Facto Approval of Actions by Directors and Executive Officers

In principle we will vote in favor of a proposal requesting ex post facto approval of an action taken by the directors or executive officers as long as there are no material concerns such as having committed an act in violation of fiduciary duties.
•	Separation of Chairman of the Board of Directors and CEO
-	In principle we will vote in favor of a proposal to have a director who is independent from the relevant company serve as the chairman of the board of directors as long as there are not sufficient reasons to oppose the proposal, such as the existence of a corporate governance organization that will counter a CEO who is also serving as chairman.

-	A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the director other than that of being selected as a director.
•	Independence of Board of Directors
-	In principle we will vote in favor of a proposal to have directors who are independent from the relevant company account for at least a majority or more than two-thirds of the members of the board of directors.
-	In principle we will vote in favor of a proposal that the audit committee, compensation committee and nominating committee of the board of directors shall be composed solely of independent directors.
-	A person considered to be independent shall mean a person for whom there is no relationship between the relevant company and the director other than that of being selected as a director.
(2) Statutory Auditors
•	Ex Post Facto Approval of Actions by Statutory Auditors

In principle we will vote in favor of a proposal requesting ex post facto approval of an action taken by a statutory auditor as long as there are no material concerns such as having committed an act in violation of fiduciary duties.
•	Attendance by a Statutory Auditor at a General Meeting of Shareholders

In principle we will vote in favor of a proposal requesting that a statutory auditor attend a general meeting of shareholders.
(3) Accounting Auditor
•	Fees of an accounting auditor
-	In principle we will vote in favor of a proposal requesting that the decision on the fees of an accounting auditor is left up to the discretion of the board of directors.
-	In principle we will oppose a proposal to reduce or waive the liability of an accounting auditor.
•	Selection of the Accounting Auditor by a General Meeting of Shareholders
-	In principle we will vote in favor of a proposal to make the selection of an accounting auditor a matter for resolution by a general meeting of shareholders.

12. Conflicts of Interest
We will abstain from exercising shareholder voting rights in a company that would constitute a conflict of interest.
The following company is determined to be a company that would constitute a conflict of interest:
-	Invesco Limited.
13. Shareholder Proposals
A decision regarding shareholders’ proposals will be made in accordance with the Guideline along with company’s proposal, however, will be considered on the basis of proposed individual items.

1.	Proxy Voting Policy
1.1	Introduction

Invesco recognises its fiduciary obligation to act in the best interests of all clients, be they superannuation trustees, institutional clients, unit-holders in managed investment schemes or personal investors. One way Invesco represents its clients in matters of corporate governance is through the proxy voting process.

This policy sets out Invesco Australia’s approach to proxy voting in the context of portfolio management, client service responsibilities and corporate governance principles.

This policy applies to;
•	all Australian based and managed funds and mandates, in accordance with IFSA Standard No. 13.00 October 2004, clause 9.1 and footnote #3.
This policy does not apply;
•	where investment management of an international fund has been delegated to an overseas Invesco company, proxy voting will rest with that delegated manager.
In order to facilitate its proxy voting process and to avoid conflicts of interest where these may arise, Invesco may retain a professional proxy voting service to assist with in-depth proxy research, vote recommendations, vote execution, and the necessary record keeping.

1.2	Guiding Principles

1.2.1	The objective of Invesco’s Proxy Voting Policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients’ investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients’ economic interests, or to favour a particular client or other relationship to the detriment of others.

1.2.2	The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.

1.2.3	The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints.

1.2.4	Invesco considers that proxy voting rights are an important power, which if exercised diligently can enhance client returns, and should be managed with the same care as any other asset managed on behalf of its clients.

1.2.5	Invesco may choose not to vote on a particular issue if this results in shares being blocked from trading for a period of more than 4 hours; it may not be in the interest of clients if the liquidity of investment holdings is diminished at a potentially sensitive time, such as that around a shareholder meeting.
1.3	Proxy Voting Authority

1.3.1	Authority Overview

An important dimension of Invesco’s approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.

Proxy voting policy follows two streams, each defining where discretion to exercise voting power should rest — with Invesco as the investment manager (including its ability to outsource the function), or with individual mandate clients.

Under the first alternative, Invesco’s role would be both to make voting decisions, for pooled funds and on individual mandate clients’ behalf, and to implement those decisions.

Under the second alternative, where IM clients retain voting control, Invesco has no role to play other than administering voting decisions under instructions from our clients on a cost recovery basis.

1.3.2	Individually-Managed Clients

IM clients may elect to retain voting authority or delegate this authority to Invesco. If delegated, Invesco will employ either ISS or ASCI guidelines (selected at inception by the client) but at all times Invesco Investment Managers will retain the ability to override any decisions in the interests of the client. Alternate overlays and ad hoc intervention will not be allowed without Board approval.

In cases where voting authority is delegated by an individually-managed client, Invesco recognises its responsibility to be accountable for the decisions it makes.

Some individually-managed clients may wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers[1].

The choice of this directive will occur at inception or at major review events only. Individually managed clients will not be allowed to move on an ad hoc basis between delegating control to the funds manager and full direct control.

[1]	In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations that have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilise a master custody arrangement may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio. Such arrangements will be costed into administration services at inception.

1.3.3	Pooled Fund Clients

The funds manager is required to act solely in the collective interests of unit holders at large rather than as a direct agent or delegate of each unit holder. The legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.

Invesco’s accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager’s broader client relationship and reporting responsibilities.

In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unit holders in the pooled fund as a whole.

All proxy voting decisions may be delegated to an outsourced provider, but Invesco investment managers will retain the ability to override these decisions in the interests of fund unit holders.

1.4	Key Proxy Voting Issues

1.4.1	Issues Overview

Invesco will consider voting requirements on all issues at all company meetings directly or via an outsourced provider. We will generally not announce our voting intentions and the reasons behind them.

1.4.2	Portfolio Management Issues

Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco’s approach to corporate governance is to encourage a culture of performance among the companies in which we invest in order to add value to our clients’ portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments, unless balanced by reasonable increase in net worth of the shareholding.

Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.

Administrative constraints are highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company — eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases,

Invesco will be in favour of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, reasonable consideration of issues and the actual casting of a vote on all such resolutions would entail an unreasonable administrative workload and cost. For this reason, Invesco may outsource all or part of the proxy voting function at the expense of individual funds. Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients’ investments through portfolio management and client service.
1.5	Internal Proxy Voting Procedure

In situations where an override decision is required to be made or where the outsourced provider has recused itself from a vote recommendation, the responsible Investment Manager will have the final say as to how a vote will be cast.

In the event that a voting decision is considered not to be in the best interests of a particular client or where a vote is not able to be cast, a meeting may be convened at any time to determine voting intentions. The meeting will be made up of at least three of the following:
Chief Executive Officer;

Head of Operations & Finance;

Head of either Legal or Compliance; and

Relevant Investment Manager(s).
1.6	Client Reporting
Invesco will keep records of its proxy voting activities, directly or through outsourced reporting.
Upon client election, Invesco will report quarterly or annually to the client on proxy voting activities for investments owned by the client.

A record will be kept of the voting decision in each case by Invesco or its outsourced provider. Invesco will disclose on an annual basis, a summary of its proxy voting statistics on its website as required by IFSA standard No. 13 — Proxy Voting.

APPENDIX F
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust’s equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.
          A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.
All information listed below is as of April 1, 2013.
Invesco V.I. American Franchise Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Co ATTN: Financial Control — CIGNA PO Box 94210 Palatine, IL 60094-4210	6.43%	—
Allstate Life Insurance Company GLAC Proprietary Financial Control Unit PO Box 94210 Palatine, IL 60094-4210	6.33%	—
Allstate Life Insurance Company (A) PO Box 94210 Palatine, IL 60084-4210	6.06%	—
Allstate Life Insurance Company (B) PO Box 94210 Palatine, IL 60084-4210	—	7.54%
Anchor National Life Insurance Co Var Sep Acct & Var Ann Acct Seven PO Box 54299 Los Angeles, CA 90054-0299	—	11.22%
Hartford Life and Annuity Separate Account ATTN: UIT Operation PO Box 2999 Hartford, CT 06104-2999	12.08%	—
IDS Life Insurance Co 222 AXP Financial Ctr Minneapolis, MN 55474-0002	—	38.38%

F-1

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Phoenix Home Life ATTN: Brian Cooper PO Box 22012 Albany, NY 12201-2012	6.05%	—
Relistar Insurance Co of New York One Orange Way B3N Windsor, CT 06095-4773	6.34%	—
Invesco V.I. American Value Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Ins Company — NB PO Box 94210 Palatine, IL 60094-4210	33.72%	—
Allstate Life Insurance Co ATTN: Financial Control 3100 Sanders RD Northbrook, IL 60062-7154	—	13.78%
Allstate Life Insurance Co (A) ATTN: Accounting COE PO Box 94210 Palatine, IL 60094-4210	10.47%	—
Allstate Life Insurance Co (B) ATTN: Accounting COE PO Box 94210 Palatine, IL 60094-4210	6.87%	—
Annuity Investors Life Insurance Co ATTN: Chris Accurso PO Box 5423 Cincinnati, OH 45201-5423	9.45%	—
Guardian Insurance & Annuity Co S/AR B Share 26B ATTN: Paul Iannelli 3900 Burgess Pl Bethlehem, PA 18017-9097	—	5.27%
Hartford Life and Annuity Separate Account ATTN: UIT Operations PO Box 2999 Hartford, CT 06104-2999	21.88%	13.98%

F-2

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
MetLife Investors USA Insurance Co MetLife Investors USA Sep Account ATTN: Terrence Santry 501 Boylston St. Boston, MA 02116-3769	—	30.41%
NYLIAC ATTN: Ashesh Upadhyay Nylim Center 169 Lackawanna Ave. Parsippany, NJ 07054-1007	8.14%	—
Protective Life Insurance Co Variable Annuity Separate Account ATTN: Tom Barrett PO Box 10648 Birmingham, AL 35202-0648	—	11.25%
Invesco V.I. Comstock Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Company PO Box 94210 Palatine, IL 60094-4210	11.05%	—
American Enterprise Life Insurance Co WVCPI 1497 AXP Financial Center Minneapolis, MN 55474-0014	—	5.40%
Anchor National Life Insurance Co Variable Separate Account & Variable Annuity Account Seven PO Box 54299 Los Angeles, CA 90054-0299	—	35.76%
Hartford Life and Annuity Separate Account ATTN: UIT Operation PO Box 2999 Hartford, CT 06104-2999	—	6.99%
IDS Life Insurance Company 1497 AXP Financial Center Minneapolis, MN 55474-0014	—	13.09%

F-3

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Merrill Lynch Life Insurance Co Investor Choice Annuity-Investor Series 4333 Edgewood RD NE MSC 4410 Cedar Rapids, IA 52499-0001	24.05%	—
Merrill Lynch Life Insurance Co Retirement Plus A 4333 Edgewood RD NE MSC 4410 Cedar Rapids, IA 52499-0001	20.76%	—
Protective Life Variable Annuity Investment Products Services Protective Life Insurance Company PO Box 10648 Birmingham, AL 35202-0648	15.20%	11.56%
Protective Premier Var Univ Life Investment Products Services Protective Life Insurance Company PO Box 10648 Birmingham, AL 35202-0648	10.76%	—
Invesco V.I. Diversified Dividend Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Co (A) C/O Product Valuation One Security Benefit Place Topeka, KS 66636-1000	51.20%	—
Allstate Life Insurance Co (B) C/O Product Valuation One Security Benefit Place Topeka, KS 66636-1000	—	49.14%
American Skandia Life Assurance Co Variable Account / SAQ PO Box 883 1 Corporate Dr. Shelton, CT 06484-0883	5.64%	—
AXA Equitable Life Insurance Company 1290 Avenue of the Americans New York, NY 10019	—	6.87%
Hartford Life and Annuity Separate Account ATTN: UIT Operation PO Box 2999 Hartford, CT 06104-2999	17.59%	17.76%
IDS Life Insurance Company (A) 1497 AXP Financial Center Minneapolis, MN 55474-0014	8.78%	—
IDS Life Insurance Company (B) 1497 AXP Financial Center Minneapolis, MN 55474-0014	—	13.80%

F-4

Invesco V.I. Equally-Weighted S&P 500 Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Hartford Life & Annuity Separate Account ATTN: UIT Operation PO Box 2999 Hartford, CT 06104-2999	87.61%	90.38%
Hartford Life Separate Account ATTN: UIT Operation PO Box 2999 Hartford, CT 06104-2999	9.90%	9.51%
Invesco V.I. Equity and Income Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Co GLAC AIM VAI and SPVL-VL Financial Control Unit PO Box 94210 Palatine, IL 60094-4210	7.54%	—
Allstate Life Insurance Company GLAC Proprietary Financial Control Unit P.O. Box 94210 Palatine, IL 60094-4210	20.52%	—
Allstate Life Insurance Co C/O Product Valuation Financial Control Unit PO Box 94210 Palatine, IL 60094-420	22.75%	—
Hartford Life and Annuity Separate Account ATTN: UIT Operation PO BOX 2999 Hartford, CT 06104-2999	27.27%	—
Metlife Insurance Company of Conn PO Box 990027 Hartford, CT 06199-0027	—	7.71%

F-5

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Metlife Investors USA Insurance Co Metlife Investors USA Sep Accounts ATTN: Terrence Santry 501 Boylston St. Boston, MA 02116-3769	—	52.23%
Protective Life Insurance Co Variable Annuity Separate Account ATTN: Tom Barrett PO Box 10648 Birmingham, AL 35202-0648	—	18.89%
SunLife Assurance Co of Canada US SC 3241 One SunLife Executive Park SC 4319 Wellesley Hills, MA 02481	—	6.13%
Invesco V.I. Global Core Equity Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Co C/O Product Valuation Financial Control Unit PO Box 94210 Palatine, IL 60094-4210	48.89%	—
Allstate Life Insurance Co C/O Product Valuation Financial Control Unit PO Box 94210 Palatine, IL 60094-4210	—	96.94%
Ameritas Life Insurance Corp Ameritas Variable Separate Account VA2 ATTN: Variable Trades 5900 O Street Lincoln, NE 68510-2234	7.36%	—
Fidelity Investments Life Insurance Company 100 Salem St # 02N Smithfield, RI 02917-1234	27.46%	—

F-6

Invesco V.I. Growth and Income Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
American General life Insurance Company Separate Account D 2929 Allen Parkway Suite A6-20 Houston, TX 77019-7117	6.40%	—
American General life Insurance Company AGL VL-R 2929 Allen Parkway Suite A6-20 Houston, TX 77019-7117	5.57%	—
Anchor National Life Insurance Co Variable Separate Account & Variable Annuity Account Seven PO Box 54299 Los Angeles, CA 90054-0299	—	38.75%
Great-West Life & Annuity Var Annuity I Signature Annuity ATTN: Mutual Fund Trading 8515 E Orchard RD #2T2 Greenwood Village, CO 80111-5002	5.30%	—
Hartford Life and Annuity Separate Account ATTN: UIT Operation PO Box 2999 Hartford, CT 06104-2999	7.12%	7.14%
Metlife Insurance Co of Connecticut ATTN: Shareholder Accounting Dept 501 Boylston St. Ste 5 Boston, MA 02116-3725	5.50%	—
Metlife Investors USA Insurance Co Metlife Investors USA Separate Account A 5 Park Plaza, Suite 1900 Irvine, CA 92614-2549	—	14.31%
Nationwide Life Insurance Company NWPP C/O IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218-2029	11.81%	—
Protective Life Variable Annuity Investment Products Services Protective Life Insurance Company PO Box 10648 Birmingham, AL 35202-0648	29.45%	23.30%

F-7

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Protective Premier Var Univ Life Investment Products Services Protective Life Insurance Company PO Box 10648 Birmingham, AL 35202-0648	14.15%	—
Invesco V.I. Mid Cap Growth Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Company GLAC Proprietary Financial Control Unit PO Box 94210 Palatine, IL 60094-4210	6.60%	—
American Skandia Life Assurance Co Variable Account / SAQ PO Box 883 1 Corporate Dr. Shelton, CT 06484-0883	13.92%	—
Annuity Investors Life Insurance Co ATTN: Chris Accurso PO Box 5423 Cincinnati, OH 45201-5423	13.37	—
CUNA Mutual Variable Annuity Account 2000 Heritage Way Waverly, IA 50677-9208	—	8.94%
Hartford Life and Annuity Separate Account ATTN: UIT Operation PO Box 2999 Hartford, CT 06194-2999	8.90%	—
IDS Life Insurance Co (A) 222 AXP Financial Ctr Minneapolis, MN 55474-0002	23.20%	—
IDS Life Insurance Co (B) 222 AXP Financial Ctr Minneapolis, MN 55474-0002	—	16.02%
Nationwide Life Ins Co NWVAII C/O IPO Portfolio Accounting PO Box 182029 Columbus, OH 43218-2029	—	14.58%

F-8

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Protective Life Variable Annuity Investment Products Services Protective Life Insurance Company PO Box 10648 Birmingham, AL 35202-0648	—	23.74%
Security Benefit Life Variflex Q Navisys 1 SW Security Benefit Pl Topeka, KS 66636-1000	—	7.07%
Invesco V.I. S&P 500 Index Fund

	Series I Shares	Series II Shares
Name and Address of Principal Holder	Percentage Owned of Record	Percentage Owned of Record
Allstate Life Insurance Co (A) C/O Product Valuation One Security Benefit Place Topeka, KS 66636-1000	91.43%	—
Allstate Life Insurance Co (B) C/O Product Valuation One Security Benefit Place Topeka, KS 66636-1000	—	90.45%
Allstate Life Insurance Co of NY C/O Product Valuation 5801 SW 6th Ave Topeka, KS 66636-1000	5.51%	—
          Management Ownership
          As of April 1, 2013, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

F-9

APPENDIX G
MANAGEMENT FEES
          For the period prior to June 1, 2010, the following information is that of the predecessor funds and their investment adviser who is no longer providing services to the Fund.
          For the fiscal years ended December 31, 2012 and 2011, the management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund were as follows:

	2012			2011
			Net			Net
	Mgmt	Mgmt	Mgmt	Mgmt	Mgmt	Mgmt
	Fee	Fee	Fee	Fee	Fee	Fee
Fund Name	Payable	Waiver	Paid	Payable	Waiver	Paid
Invesco V.I. American Franchise Fund	$3,887,163	$(583,776)	$3,303,387	$1,537,639	$(338,298)	$1,199,341
Invesco V.I. American Value Fund	2,363,363	(184,496)	2,178,867	2,188,533	(26,056)	2,162,477
Invesco V.I. Comstock Fund	10,590,418	(3,373,382)	7,217,037	10,548,579	(3,452,557)	7,096,022
Invesco V.I. Diversified Dividend Fund	1,720,406	(26,686)	1,693,720	1,579,045	(18,200)	1,560,845
Invesco V.I. Equally-Weighted S&P 500 Fund	90,774	(90,774)	—	107,120	(107,120)	—
Invesco V.I. Equity and Income Fund	3,821,564	(1,011,483)	2,810,081	3,489,069	(71,390)	3,417,679
Invesco V.I. Global Core Equity Fund	647,124	(73,605)	573,519	602,725	(23,206)	579,519
Invesco V.I. Growth and Income Fund	11,338,090	(3,544,070)	7,794,020	10,585,454	(4,238,695)	6,346,759
Invesco V.I. Mid Cap Growth Fund	1,355,673	(103,685)	1,251,988	558,633	(103,642)	454,991
Invesco V.I. S&P 500 Index Fund	121,942	(61,298)	60,644	137,949	(34,517)	103,432
          For the fiscal year ended December 31, 2010, the following Funds and their predecessor funds accrued compensation under their investment advisory agreement as follows:

Compensation Accrued
for the Fiscal Year ended
Fund Name	December 31, 2010
Invesco V.I. Equally-Weighted S&P 500 Fund	$116,921
Invesco V.I. Diversified Dividend Fund	1,269,638
Invesco V.I. S&P 500 Index Fund	148,710
          For the fiscal year ended December 31, 2010, advisory fees paid by the predecessor funds were reduced by the following amounts, relating to each Fund’s or predecessor fund’s short-term cash investments in the its affiliated money market fund:

Compensation Accrued
for the Fiscal Year ended
Fund Name	December 31, 2010
Invesco V.I. Equally-Weighted S&P 500 Fund	$52,573
Invesco V.I. Diversified Dividend Fund	258,126
Invesco V.I. S&P 500 Index Fund	173,858
          The following table shows for the following Fund’s and their predecessor funds the advisory fee paid for the fiscal year ended December 31, 2010:

G-1

Advisory Fee Paid ($000)
Fund	Year Ended 12/31/10
Invesco V.I. Equity and Income Fund	$1,122 (net of fee waivers and rebate of $1,758)
Invesco V.I. Global Core Equity Fund	$277 (net of fee waivers and rebate of $12)
Invesco V.I. Mid Cap Value Fund	$1,834 (net of fee waivers and rebate of $268)
          The following table shows the approximate advisory fees accrued under each Fund’s and its predecessor fund’s advisory agreement and shows contractual and voluntary expense reimbursements by their adviser during the fiscal year ended December 31, 2010.

	Invesco		Invesco	Invesco
	V.I. American	Invesco	V.I. Growth	V.I. Mid Cap
	Franchise	V.I. Comstock	and Income	Growth
Advisory Fees	Fund	Fund	Fund	Fund
Fiscal Year Ended December 31, 2010:
Advisory fees accrued	$1,298,114	$10,932,828	$9,618,095	$467,936
Contractual expense reimbursement	212,825	2,400,396	2,323,699	42,323
Voluntary expense reimbursement	-0-	-0-	-0-	$26,591

G-2

APPENDIX H
PORTFOLIO MANAGERS
Portfolio Manager Fund Holdings and Information on Other Managed Accounts
          Invesco’s portfolio managers develop investment models which are used in connection with the management of certain Invesco Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The ‘Investments’ chart reflects the portfolio managers’ investments in the Funds that they manage. Accounts are grouped into three categories: (i) investments made directly in the Fund, (ii) investments made in an Invesco pooled investment vehicle with the same or similar objectives and strategies as the Fund, and (iii) any investments made in any Invesco Fund or Invesco pooled investment vehicle. The ‘Assets Managed’ chart reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other registered investment companies, (ii) other pooled investment vehicles and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (performance-based fees), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
Investments
The following information is as of December 31, 2012:

	Dollar Range of	Dollar Range of Investments in	Dollar Range of all Investments
Portfolio	Investments in each	Invesco Funds and/or pooled	in Funds and Invesco pooled
Manager	Fund[1]	investment vehicles[2]	investment vehicles[3]
Invesco V. I. Diversified Dividend Fund
Jonathan Harrington	None[4]	Over $1,000,000	Over $1,000,000
Meggan Walsh	None[4]	Over $1,000,000	Over $1,000,000
Invesco V.I. High Yield Securities Fund
Darren Hughes	None	None	$500,001-$1,000,000
Scott Roberts	None	None	$500,001-$1,000,000
Invesco V.I. S&P 500 Index Fund
Anthony Munchak	None	None	$100,001-$500,000
Glen Murphy	None	None	$100,001-$500,000
Francis Orlando	None	None	$100,001-$500,000
Daniel Tsai	None	None	None
Anne Unflat	None	None	$100,001-$500,000

1
This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.

2
This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco Funds and/or pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.

3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.

4
The Portfolio Manager manages and has made investments in an Invesco Fund with the same or similar objectives and strategies as the Fund (a Patterned Fund) as of the most recent fiscal year end of the Patterned Fund.

	Dollar Range of	Dollar Range of Investments in	Dollar Range of all Investments
Portfolio	Investments in each	Invesco Funds and/or pooled	in Funds and Invesco pooled
Manager	Fund[1]	investment vehicles[2]	investment vehicles[3]
Invesco V.I. Equally Weighted S&P 500 Fund
Anthony Munchak	None	None	$100,001-$500,000
Glen Murphy	None	None	$100,001-$500,000
Francis Orlando	None	None	$500,001-$1,000,000
Daniel Tsai	None	None	None
Anne Unflat	None	None	$100,001-$500,000
Invesco V.I. American Franchise Fund
Ido Cohen	None[4]	$10,001-$50,000	$100,001-$500,000
Erik Voss	None[4]	$100,001-$500,000	$500,001-$1,000,000
Invesco V.I. Comstock Fund
Devin Armstrong	None[4]	$100,001-$500,000	$500,001-$1,000,000
Kevin Holt	None[4]	Over $1,000,000	Over $1,000,000
Jason Leder	None[4]	$100,001-$500,000	Over $1,000,000
Matthew Seinsheimer	None[4]	$500,001-$1,000,000	Over $1,000,000
James Warwick	None[4]	$100,001-$500,000	$100,001-$500,000
Invesco V.I. Equity and Income Fund
Thomas Bastian	None[4]	Over $1,000,000	Over $1,000,000
Chuck Burge	None[4]	$10,001-$50,000	$100,001-$500,000
Mark Laskin	None[4]	$100,001-$500,000	$500,001-$1,000,000
Mary Jayne Maly	None[4]	Over $1,000,000	Over $1,000,000
Sergio Marcheli	None[4]	$50,001-$100,000	$500,001-$1,000,000
James Roeder	None[4]	Over $1,000,000	Over $1,000,000
Invesco V.I. Global Core Equity Fund
Ingrid Baker	None	None	$500,001-$1,000,000
Lindsay Davidson	None	None	Over $1,000,000
Anuja Singha	None	None	$500,001-$1,000,000
Stephen Thomas	None[4]	$1-$10,000	$500,001-$1,000,000
Invesco V.I. Growth and Income Fund
Thomas Bastian	None[4]	Over $1,000,000	Over $1,000,000
Mark Laskin	None[4]	$500,001-$1,000,000	$500,001-$1,000,000
Mary Jayne Maly	None[4]	Over $1,000,000	Over $1,000,000
Sergio Marcheli	None[4]	$100,001-$500,000	$500,001-$1,000,000
James Roeder	None[4]	Over $1,000,000	Over $1,000,000
Invesco V.I. Mid Cap Growth Fund
James Leach	None	None	$100,001-$500,000

	Dollar Range of	Dollar Range of Investments in	Dollar Range of all Investments
Portfolio	Investments in each	Invesco Funds and/or pooled	in Funds and Invesco pooled
Manager	Fund[1]	investment vehicles[2]	investment vehicles[3]
Invesco V.I. American Value Fund
Thomas Copper	None[4]	Over $1,000,000	Over $1,000,000
Sergio Marcheli	None[4]	$50,001-$100,000	$500,001-$1,000,000
John Mazanec	None[4]	$100,001-$500,000	$500,001-$1,000,000
Assets Managed
The following information is as of December 31, 2012:

			Other Pooled
			Investment Vehicles				Other Accounts
	Other Registered Investment Companies		Managed (assets in				Managed (assets in
	Managed (assets in millions)		millions)				millions)5
	Number		Number				Number
Portfolio	of		of				of
Manager	Accounts	Assets	Accounts		Assets		Accounts		Assets
Invesco V.I. Diversified Dividend Fund
Jonathan Harrington	1	$5,416.2	None		None		None		None
Meggan Walsh	3	$5,832.7	None		None		None		None
Invesco V.I. High Yield Securities Fund
Darren Hughes	9	$4,111.9	None		None		None		None
Scott Roberts	9	$4,111.9	1		$29.6		None		None
Invesco V.I. S&P 500 Index Fund
Anthony Munchak	11	$2,497	5610		$6,845	[6]	7811		$10,671	[7]
Glen Murphy	11	$2,497	56	[6]	$6,845	[6]	78	[7]	$10,671	[7]
Francis Orlando	11	$2,497	56	[6]	$6,845	[6]	78	[7]	$10,671	[7]
Daniel Tsai	11	$2,497	56	[6]	$6,845	[6]	78	[7]	$10,671	[7]
Anne Unflat	11	$2,497	56	[6]	$6,845	[6]	78	[7]	$10,671	[7]
Invesco V.I. Equally Weighted S&P 500 Fund
Anthony Munchak	11	$2,523	56	[6]	$6,845	[6]	78	[7]	$10,671	[7]
Glen Murphy	11	$2,523	56	[6]	$6,845	[6]	78	[7]	$10,671	[7]
Francis Orlando	11	$2,523	56	[6]	$6,845	[6]	78	[7]	$10,671	[7]
Daniel Tsai	11	$2,523	56	[6]	$6,845	[6]	78	[7]	$10,671	[7]
Anne Unflat	11	$2,523	56	[6]	$6,845	[6]	78	[7]	$10,671	[7]

5
These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

6	This amount includes 3 funds that pay performance-based fees with $216M in total assets under management.

7	This amount includes 17 funds that pay performance-based fees with $2,596M in total assets under management.

			Other Pooled
			Investment Vehicles		Other Accounts
	Other Registered Investment Companies		Managed (assets in		Managed (assets in
	Managed (assets in millions)		millions)		millions)5
	Number		Number		Number
Portfolio	of		of		of
Manager	Accounts	Assets	Accounts	Assets	Accounts		Assets
Invesco V.I. American Franchise Fund
Ido Cohen	5	$9,401.4	1	$31.3	None		None
Erik Voss	5	$10,59.5	None	None	None		None
Invesco V.I. Comstock Fund
Devin Armstrong	10	$15,080.8	1	$119.8	3,290	[5]	$428.8	[5]
Kevin Holt	10	$15,080.8	1	$119.8	3,290	[5]	$428.8	[5]
Jason Leder	10	$15,080.8	1	$119.8	3,290	[5]	$428.8	[5]
Matthew Seinsheimer	10	$15,080.8	1	$119.8	3,290	[5]	$428.8	[5]
James Warwick	10	$15,080.8	1	$119.8	3,290	[5]	$428.8	[5]
Invesco V.I. Equity and Income Fund
Thomas Bastian	7	$21,513.5	None	None	265	[5]	$291.9	[5]
Chuck Burge	8	$14,653.2	7	$3,518.8	2		$285.6
Mark Laskin	7	$21,513.5	None	None	265	[5]	$291.9	[5]
Mary Jayne Maly	7	$21,513.5	None	None	265	[5]	$291.9	[5]
Sergio Marcheli	11	$23,706.2	None	None	265	[5]	$291.9	[5]
James Roeder	7	$21,513.5	None	None	265	[5]	$291.9	[5]
Invesco V.I. Global Core Equity Fund
Ingrid Baker	3	$414.4	5	$410.5	41		$2,448.1
Lindsay Davidson	3	$414.4	5	$410.5	41		$2,448.1
Anuja Singha	3	$414.4	5	$410.5	41		$2,448.1
Stephen Thomas	3	$414.4	5	$410.5	41		$2,448.1
Invesco V.I. Growth and Income Fund
Thomas Bastian	7	$20,453.6	None	None	265	[5]	$291.9	[5]
Mark Laskin	7	$20,453.6	None	None	265	[5]	$291.9	[5]
Mary Jayne Maly	7	$20,453.6	None	None	265	[5]	$291.9	[5]
Sergio Marcheli	11	$22,646.7	None	None	265	[5]	$291.9	[5]
James Roeder	7	$20,453.6	None	None	265	[5]	$291.9	[5]
Invesco V.I. Mid Cap Growth Fund
James Leach	3	$3,120.5	None	None	None		None
Invesco V.I. American Value Fund
Thomas Copper	3	$1,840.7	None	None	None		None
Sergio Marcheli	11	$24,372.0	None	None	265	[5]	$291.9	[5]
John Mazanec	3	$1,840.7	None	None	None		None

Potential Conflicts of Interest
          Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically,portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

➢
The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Adviser and each Sub-Adviser seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

➢
If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Adviser, each Sub-Adviser and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

➢
The Adviser and each Sub-Adviser determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Adviser and each Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

➢
Finally, the appearance of a conflict of interest may arise where the Adviser or Sub-Adviser has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities.

          The Adviser, each Sub-Adviser, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Description of Compensation Structure
For the Adviser and each affiliated Sub-Adviser
          The Adviser and each Sub-Adviser seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive Fund performance. The Adviser and each Sub-Adviser evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

          Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Adviser and each Sub-Adviser’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.
          Annual Bonus. The portfolio managers are eligible, along with other employees of the Adviser and each Sub-Adviser, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the amount of the bonus pool available for the Adviser and each of the Sub-Adviser’s investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).
          Each portfolio manager’s compensation is linked to the pre-tax investment performance of the Funds/accounts managed by the portfolio manager as described in Table 1 below.
Table 1

Sub-Adviser	Performance time period[8]
Invesco 9 Invesco Australia Invesco Deutschland Invesco Hong Kong[9] Invesco Asset Management	One-, Three- and Five-year performance against Fund peer group.

Invesco- Invesco Real Estate 9,10 Invesco Senior Secured9,11	Not applicable

Invesco Canada[9]	One-year performance against Fund peer group.

Three- and Five-year performance against entire universe of Canadian funds.

Invesco Japan[12]	One-, Three- and Five-year performance against the appropriate Micropol benchmark.
          High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.
          Deferred / Long-Term Compensation. Portfolio managers may be granted an annual deferral award that allows them to select receipt of shares of certain Invesco Funds with a vesting period as well as common shares and/or restricted shares of Invesco Ltd. stock from pools determined from time to time

8	Rolling time periods based on calendar year-end.

9
Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible Funds selected by the portfolio manager at the time the award is granted.

10
Portfolio Managers for Invesco Global Real Estate Fund, Invesco Real Estate Fund, Invesco Global Real Estate Income Fund and Invesco V.I. Global Real Estate Fund base their bonus on new operating profits of the U.S. Real Estate Division of Invesco.

11	Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.

12	Portfolio Managers for Invesco Pacific Growth Fund’s compensation is based on the one-, three- and five-year performance against the appropriate Micropol benchmark.

by the Compensation Committee of Invesco Ltd.’s Board of Directors. Awards of deferred / long-term compensation typically vest over time, so as to create incentives to retain key talent.
          Portfolio managers also participate in benefit plans and programs available generally to all employees.

APPENDIX I
ADMINISTRATIVE SERVICE FEES
          For the periods prior to June 1, 2010, the following information is that of the predecessor funds and their service providers who are no longer providing services to the Fund.
          The Funds paid Invesco the following amounts for administrative services for the fiscal years ended December 31, 2012 and 2011:

Fund Name	2012	2011
Invesco V.I. American Franchise Fund	$1,460,129	$525,437
Invesco V.I. American Value Fund	785,394	627,203
Invesco V.I. Comstock Fund	4,904,498	4,748,244
Invesco V.I. Diversified Dividend Fund	592,000	298,206
Invesco V.I. Equally-Weighted S&P 500 Fund	199,845	199,164
Invesco V.I. Equity and Income Fund	2,573,400	2,285,988
Invesco V.I. Global Core Equity Fund	239,657	236,330
Invesco V.I. Growth and Income Fund	5,268,689	4,851,261
Invesco V.I. Mid Cap Growth Fund	480,552	199,727
Invesco V.I. S&P 500 Index Fund	155,574	72,757
For the fiscal year ended December 31, 2010, each predecessor fund accrued compensation under its administration agreement as follows:

Compensation Accrued
for the Fiscal Year Ended
Fund Name	December 31, 2010
Invesco V.I. Equally-Weighted S&P 500 Fund	$201,733
Invesco V.I. Diversified Dividend Fund	443,591
Invesco V.I. S&P 500 Index Fund	248,054
          The following information is that of Invesco V.I. Equity and Income Fund, Invesco V.I. Global Core Equity Fund, Invesco V.I. Mid Cap Value Fund and their predecessor Funds:
          Sub-Administrator. Under an agreement between the predecessor funds’ adviser and State Street Bank and Trust Company (“State Street”), effective May 3, 2010, State Street provided certain administrative and accounting services to the predecessor funds. For such services, the adviser paid State Street a portion of the administrative fee the adviser received from the predecessor funds. Prior to May 2, 2010, J.P. Morgan Investor Services Co. (“JPMorgan”) acted as sub-administrator for the predecessor funds.
          For the fiscal year ended December 31, 2010, administration fees paid by the Funds and their predecessor funds were as follows:

Administration Fee Paid ($000)
Fund	Year Ended 12/31/10
Invesco V.I. Equity and Income Fund	$1,893
Invesco V.I. Global Core Equity Fund	137
Invesco V.I. Mid Cap Value Fund	775
          The predecessor funds of Invesco V.I. American Franchise Fund, Invesco V.I. Comstock Fund, Invesco V.I. Growth and Income Fund and Invesco V.I. Mid Cap Growth Fund entered into other agreements described below:
Accounting Services Agreement
          The predecessor funds entered into an accounting services agreement pursuant to which the adviser provided accounting services to the predecessor funds supplementary to those provided by the custodian. Such services were expected to enable the predecessor funds to more closely monitor and maintain their accounts and records. The predecessor funds paid all costs and expenses of office space and the equipment necessary to render such services. Each predecessor fund’s shared together with the other Van Kampen funds in the cost of providing such services with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such costs based proportionately on their respective net assets per fund.
Legal Services Agreement
          Invesco V.I. Mid Cap Growth Fund’s predecessor fund entered into legal services agreements pursuant to which Van Kampen Investments provided legal services, including without limitation: accurate maintenance of such funds’ minute books and records, preparation and oversight of such funds’ regulatory reports, and other information provided to shareholders, as well as responding to day-to-day legal issues on behalf of the fund. Payment by the fund for such services was made on a cost basis for the salary and salary-related benefits, including but not limited to bonuses, group insurance and other regular wages for the employment of personnel. Other funds distributed by the predecessor funds’ distributor also received legal services from Van Kampen Investments. Of the total costs for legal services provided to funds distributed by the predecessor funds’ distributor, one-half of such costs were allocated equally to each fund and the remaining one half of such costs were allocated among funds based on the type of fund and the relative net assets of the fund.
Chief Compliance Officer Employment Agreement
          Each predecessor fund entered into an employment agreement with John Sullivan and Morgan Stanley pursuant to which Mr. Sullivan, an employee of Morgan Stanley, served as Chief Compliance Officer of each predecessor fund and other Van Kampen funds. The predecessor funds’ Chief Compliance Officer and his staff were responsible for administering the compliance policies and procedures of the Portfolios and other Van Kampen funds. The predecessor funds reimbursed Morgan Stanley for the costs and expenses of such services, including compensation and benefits, insurance, occupancy and equipment, information processing and communication, office services, conferences and travel, postage and shipping. The predecessor funds shared together with other Van Kampen Funds in the cost of providing such services with 25% of such costs shared proportionately based on the respective number of classes of securities issued per fund and the remaining 75% of such costs based proportionately on the respective net assets per fund.

Portfolio Payments Pursuant to These Agreements
     Pursuant to these agreements, the Funds’ and their predecessor funds’ adviser or its affiliates received from each of the following Funds and their predecessor funds the following approximate amounts:

Fiscal Year Ended
Fund	December 31, 2010
Invesco V.I. American Franchise Fund	$312,812
Invesco V.I. Comstock Fund	2,726,606
Invesco V.I. Growth and Income Fund	2,750,414
Invesco V.I. Mid Cap Growth Fund	134,047

APPENDIX J
BROKERAGE COMMISSIONS AND COMMISSIONS ON AFFILIATED TRANSACTIONS
          For the periods prior to June 1, 2010, the following information is that of the predecessor funds and their broker-dealers who are no longer providing services to the Fund.
          Set forth below are brokerage commissions paid by each of the Funds listed below during the last three fiscal years ended December 31. Unless otherwise indicated, the amount of brokerage commissions paid by a Fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover:

									% of Total
								% of Total	Brokerage
								Brokerage	Transactions
								Commissions	Effected
	Total $ Amount of				Total $ Amount of			Paid to the	Through
	Brokerage Commissions[1]				Brokerage Commissions			Affiliated	Affiliated
	Paid				Paid to Affiliated Brokers			Brokers	Brokers
Fund	2012	2011	2010		2012	2011	2010	2012	2012
Invesco V.I. American Franchise Fund[5]	$890,820	$349,884	370,501		$7,767	N/A	$8,901	0.87%	2.73%
Invesco V.I. American Value Fund	167,692	231,789	250,871	[2]	2,968	N/A	0	1.77	3.93
Invesco V.I. Comstock Fund	832,643	916,908	718,651		0	N/A	327,401	0	0
Invesco V.I. Diversified Dividend Fund	89,956	213,635	301,721	[3]	0	N/A	0	0	0
Invesco V.I. Equally-Weighted S&P 500 Fund	10,386	19,200	18,256	[4]	0	N/A	0	0	0
Invesco V.I. Equity and Income Fund	361,587	361,259	296,781	[2]	0	N/A	0	0	0
Invesco V.I. Global Core Equity Fund	63,212	54,341	73,766	[2]	0	N/A	0	0	0
Invesco V.I. Growth and Income Fund	1,123,035	1,096,994	693,552		0	N/A	23,663	0	0
Invesco V.I. Mid Cap Growth Fund[5]	301,761	173,958	144,689		2,201	N/A	12,518	0.73	3.33
Invesco V.I. S&P 500 Index Fund	5,708	6,684	12,750	[3]	0	N/A	0	0	0

[1]	Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

[2]	The information is for prior to June 1, 2010.

[3]	The information is for the predecessor funds of Invesco V.I. Diversified Dividend Fund and Invesco V.I. S&P 500 Index Fund.

[4]	See further information regarding the predecessor fund.

[5]
Invesco V.I. American Franchise Fund and Invesco V.I. Mid Cap Growth Fund acquired assets of other Funds in reorganization transactions that occurred in 2012. In addition to the factors set forth above, the variation in brokerage commissions paid by Invesco V.I. American Franchise Fund and Invesco V.I. Mid Cap Growth Fund for the 2012 fiscal year compared to the prior fiscal year is attributable to an increase in portfolio turnover occurring after such reorganizations.

J-1

          Prior to June 1, 2010, the predecessor funds of Invesco V.I. Equity and Income Fund, Invesco V.I. Global Core Equity Fund and Invesco V.I. Mid Cap Value Fund, pursuant to an order issued by the SEC, were permitted to engage in principal transactions involving money market instruments, subject to certain conditions, with Morgan Stanley & Co., a broker-dealer affiliated with the predecessor funds’ adviser. 2
          The predecessor funds of Invesco V.I. Diversified Dividend Fund and Invesco V.I. S&P 500 Index, pursuant to an order issued by the SEC, were permitted to engage in principal transactions involving money market instruments, subject to certain conditions, with Morgan Stanley & Co., a broker-dealer affiliated with the predecessor funds’ investment adviser.
          Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges could have been effected through Morgan Stanley & Co., Citigroup, Inc., Morgan Stanley & Co., Japan and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transaction on an exchange for the predecessor funds, the commissions, fees or other remuneration received by the affiliated broker or dealer must have been reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm’s-length transaction. Furthermore, the trustees, including the independent trustees, adopted procedures which were reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer were consistent with the foregoing standard, The fund did not reduce the management fee it paid to the investment adviser by any amount of the brokerage commissions it may have paid to an affiliated broker or dealer. 3
          The predecessor fund of Invesco V.I. Equally-Weighted S&P 500 Fund, pursuant to an order issued by the SEC, were permitted to engage in principal transaction involving money market instruments, subject to certain conditions, with Morgan Stanley & Co., a broker-dealer affiliated with the predecessor funds’ investment adviser.
          Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges could have been effected through Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transaction on an exchange for the predecessor funds, the commissions, fees or other remuneration received by the affiliated broker or dealer must have been reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm’s-length transaction. Furthermore, the trustees, including the independent trustees, adopted procedures which were reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer were consistent with the foregoing standard, The fund did not reduce the management fee it paid to the investment adviser by any amount of the brokerage commissions it may have paid to an affiliated broker or dealer. 4

J-2

APPENDIX K
DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
SECURITIES OF REGULAR BROKERS OR DEALERS
Directed Brokerage
          During the last fiscal year ended December 31, 2012, the Funds paid brokerage commissions to brokers in connection with transactions because of research services provided as follows:

		Related
		Brokerage
Fund Name	Transactions	Commissions
Invesco V.I. American Franchise Fund	$1,100,281,294	$831,193
Invesco V.I. American Value Fund	117,628,691	140,870
Invesco V.I. Comstock Fund	650,486,619	796,417
Invesco V.I. Diversified Dividend Fund	87,280,651	85,331
Invesco V.I. Equally-Weighted S&P 500 Fund	—	—
Invesco V.I. Equity and Income Fund	333,202,542	343,837
Invesco V.I. Global Core Equity Fund	33,430,156	54,592
Invesco V.I. Growth and Income Fund	1,065,475,861	1,070,994
Invesco V.I. Mid Cap Growth Fund	299,848,863	283,417
Invesco V.I. S&P 500 Index Fund	—	—
Regular Broker-Dealers
During the last fiscal year ended December 31, 2012, the Funds held securities issued by the following companies, which are “regular brokers” or dealers of the Fund identified below:

		Market Value (as of
Fund / Issuer	Security	December 31, 2012)
Invesco V.I. American Franchise Fund
Goldman Sachs Group Inc.	Common Stocks	$17,895,648

Invesco V.I. Comstock Fund
Bank of America Corp.	Common Stocks	$30,968,601
Goldman Sachs Group Inc.	Common Stocks	19,465,784
Morgan Stanley	Common Stocks	19,803,158

Invesco V.I. Equally-Weighted S&P 500 Fund
Bank of America Corp.	Common Stocks	$153,155
Goldman Sachs Group Inc.	Common Stocks	149,118
Morgan Stanley	Common Stocks	148,486

Invesco V.I. Equity and Income Fund
Bank of America Corp.	Bonds and Notes	$1,544,268
Goldman Sachs Group Inc.	Bonds and Notes	4,947,086
Merrill Lynch & Co., Inc.	Bonds and Notes	496,786
Morgan Stanley	Bonds and Notes	3,201,234
Goldman Sachs Group Inc.	Common Stocks	5,248,456
Morgan Stanley	Common Stocks	10,742,343

K-1

		Market Value (as of
Fund / Issuer	Security	December 31, 2012)
Invesco V.I. Global Core Equity Fund
Bank of America Corp.	Common Stocks	$1,059,880

Invesco V.I. Growth and Income Fund
Goldman Sachs Group Inc.	Common Stocks	$15,640,514
Morgan Stanley	Common Stocks	31,939,960

Invesco V.I. S&P 500 Index Fund
Bank of America Corp.	Common Stocks	$945,238
Goldman Sachs Group Inc.	Common Stocks	425,923
Morgan Stanley	Common Stocks	199,250

K-2

APPENDIX L
CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS

1st Global Capital Corporation
ACS HR Solutions
1st Partners, Inc.
401k Exchange, Inc.
401k Producer Services
A G Edwards & Sons, Inc.
ADP Broker Dealer, Inc.
AIG Retirement
Advantage Capital Corporation
Advest Inc.
Allianz Life
Allstate
Alliance Benefit Group
American Enterprise Investment
American Portfolios Financial Services Inc.
American Skandia Life Assurance Corporation
American United Life Insurance Company
Ameriprise Financial Services Inc.
Ameritrade
Ascensus
Associated Securities Corporation
AXA Advisors, LLC
AXA Equitable
Baden Retirement Plan Services
The Bank of New York
Bank of America
Bank of Oklahoma
Barclays Capital Inc.
BCG Securities
Bear Stearns Securities Corp.
Bear Stearns and Co. Inc.
Benefit Plans Administrators
Benefit Trust Company
BMO Harris Bank NA
BNP Paribas
BOSC, Inc.
Branch Banking & Trust Company
Brinker Capital
Brown Brothers Harriman & Co.
Buck Kwasha Securities LLC
Cadaret Grant & Company, Inc.
Cambridge Investment Research, Inc.
Cantella & Co., Inc.
Capital One Investment Services LLC
Center for Due Diligence
Cantor Fitzgerald & Co.
Centennial Bank

Charles Schwab & Company, Inc.
Chase Insurance Life Annuity
Chase Citibank, N.A.
Citigroup Global Markets Inc.
Citi Smith Barney
Citibank NA
Citistreet
City National
Comerica Bank
Commerce Bank
Commonwealth Financial Network LPL
Community National Bank
Compass Bank
Compass Brokerage, Inc.
Contemporary Financial Solutions, Inc.
CPI Qualified Plan Consultants, Inc.
Credit Suisse Securities
Crowell Weedon & Co.
CUNA Brokerage Services, Inc.
CUSO Financial Services, Inc.
D.A. Davidson & Company
Daily Access Corporation
Deutsche Bank Securities, Inc.
Diversified Investment Advisors
Dorsey & Company Inc.
Edward Jones & Co.
Equity Services, Inc.
Expertplan
Fidelity
Fifth Third Bank
Fifth Third Securities, Inc.
Financial Data Services Inc.
Financial Network Investment Corporation
Financial Planning Association
Financial Services Corporation
First Clearing Corp.
First Command Financial Planning, Inc.
First Financial Equity Corp.
First Southwest Company
Frost Brokerage Services, Inc.
Frost National Bank
FSC Securities Corporation
Fund Services Advisors, Inc.
Gardner Michael Capital, Inc.
GE Capital Life Insurance Company of New York
GE Life & Annuity Company
Genworth
Genworth Financial Securities Corp.
Glenbrook Life and Annuity Company
Goldman, Sachs & Co.
Great West Life
Guaranty Bank & Trust
Guardian
GunnAllen Financial
GWFS Equities, Inc.
Hare and Company
Hartford
H.D. Vest
Hewitt Financial Services
Hightower Securities, LLC
Hornor, Townsend & Kent, Inc.
Huntington Capital
Huntington National Bank
The Huntington Investment Company
ICMA Retirement Corporation
ING
Intersecurities, Inc.
INVEST Financial Corporation, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Jackson National Life
Jefferson National Life Insurance Company
Jefferson Pilot Securities Corporation
J.M. Lummis Securities
JP Morgan
Kanaly Trust Company
Kemper
LaSalle Bank, N.A.
Lincoln Financial
Lincoln Investment Planning
Loop Capital Markets, LLC
LPL Financial Corp.
M & T Securities, Inc.
M M L Investors Services, Inc.
Marshall & Ilsley Trust Co., N.A.
Mass Mutual
Matrix
Mellon Bank N.A.
Mellon Financial
Mellon Financial Markets
Mercer Trust Company
Merrill Lynch
Metlife
Metropolitan Life
Meyer Financial Group, Inc.
Minnesota Life Insurance Co.
Money Concepts
Morgan Keegan & Company, Inc.
Morgan Stanley
MSCS Financial Services, LLC
Multi-Financial Securities Corporation
Municipal Capital Markets Group, Inc.
Mutual Service Corporation
Mutual Services, Inc.
N F P Securities, Inc.
NatCity Investments, Inc.

L-1

National Financial Services Corporation
National Planning Corporation
National Planning Holdings
National Retirement Partners Inc.
Nationwide
New York Life
Next Financial Group, Inc.
NFP Securities Inc.
NRP Financial
Northeast Securities, Inc.
Northwestern Mutual Investment Services
OneAmerica Financial Partners Inc.
Oppenheimer & Company, Inc.
Oppenheimer Securities
Oppenheimer Trust Company
Pacific Life
Penn Mutual Life
Penson Financial Services
Pershing LLC
PFS Investments, Inc.
Phoenix Life Insurance Company
Piper Jaffray
PJ Robb
Plains Capital Bank
Plan Administrators
Planco
PNC Bank, N.A.
PNC Capital Markets LLC
PNC Investments, LLC
Primevest Financial Services, Inc.
Princeton Retirement Group, Inc.
Principal Financial
Proequities, Inc.
Prudential
R B C Dain Rauscher, Inc.
RBC Wealth Management
Raymond James
Ridge Clearing
Robert W. Baird & Co.
Ross Sinclair & Associates LLC
Royal Alliance Associates
Riversource (Ameriprise)
RSBCO
S I I Investments, Inc.
SagePoint Financial, Inc.
Salomon Smith Barney
Sanders Morris Harris
SCF Securities, Inc.
Scott & Stringfellow, Inc.
Securities America, Inc.
Securian Financial Services, Inc.
Security Distributors, Inc.
Sentra Securities
Signator Investors, Inc.
Silverton Capital, Corp.
Simmons First Investment Group, Inc.
Smith Barney Inc.
Smith Hayes Financial Services
Southwest Securities
Sovereign Bank
Spelman & Company
State Farm
State Street Bank & Trust Company
Sterne Agee Financial Services, Inc.
Stifel Nicolaus & Company
Summit Brokerage Servcies, Inc.
Summit Equities, Inc.
SunAmerica Securities, Inc.
SunGard
Sun Life
SunTrust
SunTrust Robinson Humphrey, Inc.
SWS Financial Services, Inc.
Symetra Investment Services Inc.
TD Ameritrade
The (Wilson) William Financial Group
TFS Securities, Inc.
Transamerica Financial Advisors, Inc.
Transamerica Life
Transamerica Capital Inc.
Transamerica Treasury Curve, LLC
Treasury Strategies
T Rowe Price
Trust Management Network, LLC
U.S. Bancorp
UBS Financial Services Inc.
UMB Financial Services, Inc.
Union Bank
Union Bank of California, N.A.
Union Central
United Planners Financial
USB Financial Services, Inc.
US Bank
U.S. Bank, N.A.
UVEST
USI Securities, Inc.
The Vanguard Group
Vanguard Marketing Corp.
V S R Financial Services, Inc.
VALIC Financial Advisors, Inc.
Vining Sparks IBG, LP
Wachovia Capital Markets, LLC
Wachovia
Waddell & Reed, Inc.
Wadsworth Investment Co., Inc.
Wall Street Financial Group, Inc.
Waterstone Financial Group, Inc.
Wells Fargo
Woodbury Financial Services, Inc.
Zions Bank

L-2

APPENDIX M
AMOUNTS PAID TO INVESCO DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS
          A list of amounts paid by each class of shares to Invesco Distributors, Inc. pursuant to the Plan for the fiscal year ended December 31, 2012 is as follows:

	Series I	Series II
Fund Name	shares	shares
Invesco V.I. American Franchise Fund	N/A	$464,701
Invesco V.I. American Value Fund	N/A	485,855
Invesco V.I. Comstock Fund	N/A	4,051,194
Invesco V.I. Diversified Dividend Fund	N/A	175,503
Invesco V.I. Equally-Weighted S&P 500 Fund	N/A	98,475
Invesco V.I. Equity and Income Fund	N/A	2,321,747
Invesco V.I. Global Core Equity Fund	N/A	52,944
Invesco V.I. Growth and Income Fund	N/A	4,678,379
Invesco V.I. Mid Cap Growth Fund	N/A	295,407
Invesco V.I. S&P 500 Index Fund	N/A	169,023

M-1

APPENDIX N
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN
An estimate by category of the allocation of actual fees paid by Series II shares of the Funds during the fiscal year ended December 31, 2012 follows:

		Printing		Compensation	Compensation	Annual
		&		to	to Sales	Report
Fund Name	Advertising	Mailing	Seminars	Dealer*	Personnel	Total
Invesco V.I. American Franchise Fund	—	—	—	$464,701	—	$464,701
Invesco V.I. American Value Fund	—	—	—	349,009	—	349,009
Invesco V.I. Comstock Fund	—	—	—	4,051,194	—	4,051,194
Invesco V.I. Diversified Dividend Fund	—	—	—	175,503	—	175,503
Invesco V.I. Equally-Weighted S&P 500 Fund	—	—	—	98,475	—	98,475
Invesco V.I. Equity and Income Fund	—	—	—	1,417,825	—	1,417,825
Invesco V.I. Global Core Equity Fund	—	—	—	52,944	—	52,944
Invesco V.I. Growth and Income Fund	—	—	—	4,678,379	—	4,678,379
Invesco V.I. Mid Cap Growth Fund	—	—	—	295,407	—	295,407
Invesco V.I. S&P 500 Index Fund	—	—	—	169,023	—	169,023

*
Compensation to financial intermediaries and broker-dealers to pay or reimburse them for their services or expenses in connection with the distribution of the Shares to fund variable annuity and variable insurance contracts investing directly in the Shares.

N-1

PART C
OTHER INFORMATION

Item 28.		Exhibits

a (1)	-	(a) Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(26)

	-	(b) Amendment No. 1, dated September 14, 2005, effective as of December 21, 2005, to Amended and Restated Agreement and Declaration of Trust of Registrant.(26)

	-	(c) Amendment No. 2, dated September 14, 2005, effective as of July 3, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(27)

	-	(d) Amendment No. 3, dated September 14, 2005, effective as of January 9, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(27)

	-	(e) Amendment No. 4, dated September 14, 2005, effective as of July 3, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(27)

	-	(f) Amendment No. 5, dated September 14, 2005, effective as of May 1, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

	-	(g) Amendment No. 6, dated September 14, 2005, effective as of May 24, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

	-	(h) Amendment No. 7, dated September 14, 2005, effective as of June 12, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

	-	(i) Amendment No. 8, dated September 14, 2005, effective as of July 5, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

	-	(j) Amendment No. 9, dated September 14, 2005, effective as of November 6, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

	-	(k) Amendment No. 10, dated September 14, 2005, effective as of December 21, 2006, to Amended and Restated Agreement and Declaration of Trust of Registrant.(28)

	-	(l) Amendment No. 11, dated September 14, 2005, effective as of May 1, 2007, to Amended and Restated Agreement and Declaration of Trust of Registrant.(29)

	-	(m) Amendment No. 12, dated September 14, 2005, effective as of May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant.(31)

	-	(n) Amendment No. 13, dated September 14, 2005, effective as of July 31, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant.(32)

	-	(o) Amendment No. 14, dated September 14, 2005, effective as of November 12, 2009, to Amended and Restated Agreement and Declaration of Trust of Registrant.(34)

	-	(p) Amendment No. 15, dated September 14, 2005, effective as of February 10, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant.(39)

	-	(q) Amendment No. 16, dated September 14, 2005, effective as of February 12, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant.(39)

	-	(r) Amendment No. 17, dated September 14, 2005, effective as of February 26, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant.(39)

	-	(s) Amendment No. 18, dated September 14, 2005, effective as of June 15, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant.(41)

	-	(t) Amendment No. 19, dated September 14, 2005, effective as of September 15, 2010, to Amended and Restated Agreement and Declaration of Trust of Registrant.(43)

	-	(u) Amendment No. 20, dated September 14, 2005, effective as of April 11, 2011, to Amended and Restated Agreement and Declaration of Trust of Registrant.(43)

	-	(v) Amendment No. 21, dated December 1, 2011, effective as of April 11, 2011, to Amended and Restated Agreement and Declaration of Trust of Registrant.(44)

	-	(w) Amendment No. 22, dated May 8, 2012, effective as of April 11, 2011, to Amended and Restated Agreement and Declaration of Trust of Registrant.(45)

	-	(x) Amendment No. 23, dated July 16, 2012, effective as of April 11, 2011, to Amended and Restated Agreement and Declaration of Trust of Registrant.(45)

b (1)	-	(a) Amended and Restated By-Laws of Registrant, dated effective September 14, 2005.(26)

	-	(b) Amendment, adopted effective August 1, 2006, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005.(28)

	-	(c) Amendment No. 2, adopted effective March 23, 2007, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005.(28)

	-	(d) Amendment No. 3, adopted effective January 1, 2008, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005.(29)

	-	(e) Amendment No. 4, adopted effective April 30, 2010, to Amended and Restated By-Laws of Registrant, dated effective September 14, 2005.(41)

c	-	Instruments Defining Rights of Security Holders — All rights of security holders are contained in the Registrant’s Amended and Restated Agreement and Declaration of Trust.

d (1)	-	(a) Master Investment Advisory Agreement, dated May 1, 2000, between Registrant and A I M Advisors, Inc.(14)

	-	(b) Amendment No. 1, dated, May 1, 2001 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(15)

	-	(c) Amendment No. 2, dated September 7, 2001, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc.(18)

	-	(d) Amendment No. 3, dated May 1, 2002, to Master Investment Advisory Agreement of Registrant, between Registrant and A I M Advisors, Inc.(20)

	-	(e) Amendment No. 4, dated August 29, 2003, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(22)

	-	(f) Amendment No. 5, dated April 30, 2004 to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

	-	(g) Amendment No. 6, dated July 1, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

	-	(h) Amendment No. 7, dated October 15, 2004, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(24)

	-	(i) Amendment No. 8, dated July 1, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(26)

	-	(j) Amendment No. 9, dated December 21, 2005, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(26)

	-	(k) Amendment No. 10, dated May 1, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

	-	(l) Amendment No. 11, dated June 12, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

	-	(m) Amendment No. 12, dated July 3, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

	-	(n) Amendment No. 13, dated November 6, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

	-	(o) Amendment No. 14, dated December 21, 2006, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(28)

	-	(p) Amendment No. 15, dated May 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(29)

	-	(q) Amendment No. 16, dated July 1, 2007, to Master Investment Advisory Agreement between Registrant and A I M Advisors, Inc.(29)

	-	(r) Amendment No. 17, dated October 22, 2008, to Master Investment Advisory Agreement between Registrant and Invesco Aim Advisors, Inc.(33)

	-	(s) Amendment No. 18, dated January 1, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(36)

	-	(t) Amendment No. 19, dated February 12, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc. (39)

	-	(u) Amendment No. 20, dated March 3, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(41)

	-	(v) Amendment No. 21, dated April 30, 2010, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(41)

	-	(w) Amendment No. 22, dated January 7, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(43)

	-	(x) Amendment No. 23, dated May 2, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(44)

	-	(y) Amendment No. 24, dated December 1, 2011, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(44)

	-	(z) Amendment No. 25, dated July 16, 2012, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(45)

	-	(aa) Form of Amendment No. 26 to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.(45)

(2)	-
(a) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and A I M Funds Management Inc.(30)

-
(b) Amendment No. 1, dated October 22, 2008, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and A I M Funds Management Inc.(33)

-
(c) Amendment No. 2, dated January 1, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd., formerly AIM Funds Management Inc.(36)

-
(d) Amendment No. 3, dated February 12, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of

Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (39)

-
(e) Amendment No. 4, dated March 3, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (39)

-
(f) Amendment No. 5, dated April 30, 2010, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (41)

-
(g) Amendment No. 6, dated January 7, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (43)

-
(h) Amendment No. 7, dated December 1, 2011, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.) (44)

-
(i) Amendment No. 8, dated July 16, 2012, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.) (45)

-
(j) Form of Amendment No. 9 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.) (45)

e (1)	-	(a) First Amended and Restated Master Distribution Agreement, dated July 16, 2001, between Registrant and A I M Distributors, Inc.(17)

-	(b) Amendment No. 1, dated September 7, 2001, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001.(18)

-	(c) Amendment No. 2, dated May 1, 2002, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors Inc., dated July 16, 2001.(20)

-	(d) Amendment No. 3, dated August 29, 2003, to First Amended and Restated Master Distribution Agreement, between Registrant and A I M Distributors, Inc., dated July 16, 2001.(22)

-	(e) Amendment No. 4, dated April 30, 2004, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(24)

-	(f) Amendment No. 5, dated October 15, 2004, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(24)

-	(g) Amendment No. 6, dated July 1, 2005, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(26)

-	(h) Amendment No. 7, dated December 21, 2005, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(26)

-	(i) Amendment No. 8, dated May 1, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(28)

-	(j) Amendment No. 9, dated June 12, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(28)

-	(k) Amendment No. 10, dated July 3, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(28)

-	(l) Amendment No. 11, dated November 6, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(28)

-	(m) Amendment No. 12, dated December 21, 2006, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(28)

-	(n) Amendment No. 13, dated May 1, 2007, to First Amended and Restated Master Distribution Agreement between Registrant and A I M Distributors, Inc.(29)

-	(o) Amendment No. 14, dated October 22, 2008, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Aim Distributors, Inc.(33)

-	(p) Amendment No. 15, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Aim Distributors, Inc. (39)

-	(q) Amendment No. 16, dated March 3, 2010, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Aim Distributors, Inc. (39)

	-	(r) Amendment No. 17, dated April 30, 2010, to First Amended and Restated Master Distribution Registrant and Invesco Distributors, Inc.(41)

	-	(s) Amendment No. 18, dated January 7, 2011, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc.(43)

	-	(t) Amendment No. 19, dated December 1, 2011, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc.(44)

	-	(u) Amendment No. 20, dated July 16, 2012, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc.(45)

	-	(v) Form of Amendment No. 21 to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc.(45)

f (1)	-	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2011.(45)

(2)	-	Form of Invesco Funds Trustee Deferred Compensation Agreement for Registrant’s Non-Affiliated Directors, as approved by the Board of Directors/Trustees on December 31, 2010.(43)

g (1)	-	(a) Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(15)

	-	(b) Amendment, dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(15)

	-	(c) Amendment, dated June 29, 2001, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(20)

	-	(d) Amendment, dated April 2, 2002, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(20)

	-	(e) Amendment, dated September 8, 2004, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(24)

	-	(f) Amendment, dated February 6, 2006, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(28)

	-	(g) Amendment, dated January 31, 2007, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(28)

	-	(h) Amendment, dated June 1, 2010, to Master Custodian Contract dated May 1, 2000, between Registrant and State Street Bank and Trust Company.(41)

(2)	-	(a) Custody Agreement, dated September 19, 2000, between Registrant and The Bank of New York.(15)

	-	(b) Amendment No. 1, dated May 31, 2005, to Custody Agreement dated September 19, 2000, between Registrant and The Bank of New York.(28)

(4)	-	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc.(29)

h (1)	-	(a) Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

	-	(b) Amendment No. 1, dated July 3, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

	-	(c) Amendment No. 2, dated November 6, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

	-	(d) Amendment No. 3, dated December 21, 2006, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(28)

	-	(e) Amendment No. 4, dated May 1, 2007, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(29)

	-	(f) Amendment No. 5, dated October 22, 2008, to Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc.(32)

(g) Amendment No. 6, dated January 1, 2010, to the Third Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc. (36)

	-	(h) Amendment No. 7, dated February 12, 2010, to the Third Amended and Restated Master Administrative Services Agreement dated July 1, 2006, between Registrant and Invesco Advisers, Inc. (41)

	-	(i) Amendment No. 8, dated March 3, 2010, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(41)

	-	(j) Amendment No. 9, dated April 30, 2010, to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(41)

	-	(k) Amendment No. 10, dated January 7, 2011 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(43)

	-	(l) Amendment No. 11, dated December 1, 2011 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(44)

	-	(m) Amendment No. 12, dated July 1, 2012 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(45)

	-	(n) Amendment No. 13, dated July 16, 2012 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(45)

	-	(o) Form of Amendment No. 14 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.(45)

(2)	-	(a) Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(28)

	-	(b) Amendment No. 1, dated July 1, 2007, to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(29)

	-	(c) Form of Amendment No. 2 to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Investment Services, Inc.(45)

(3)	-	(a) Participation Agreement, dated February 25, 1993, between Registrant, Connecticut General Life Insurance Company and A I M Distributors, Inc.(4)

	-	(b) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated February 25, 1993, between Registrant, Connecticut General Life Insurance Company and Invesco Distributors, Inc.(42)

(4)	-	(a) Participation Agreement, dated February 10, 1995, between Registrant and Citicorp Life Insurance Company.(4)

	-	(b) Amendment No. 1, dated February 3, 1997, to the Participation Agreement dated February 10, 1995, between Registrant and Citicorp Life Insurance Company.(6)

(5)	-	(a) Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company.(4)

	-	(b) Amendment No. 1, dated February 3, 1997, to the Participation Agreement, dated February 10, 1995, between Registrant and First Citicorp Life Insurance Company.(6)

(6)	-	(a) Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(4)

	-	(a)(i) Side Letter Agreement, dated December 1, 1995, among Registrant and Glenbrook Life and Annuity Company.(5)

	-	(b) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

	-	(c) Amendment No. 2, dated September 2, 1997, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(6)

	-	(d) Amendment No. 3, dated January 26, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

	-	(e) Amendment No. 4, dated May 1, 1998, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(7)

	-	(f) Amendment No. 5, dated January 12, 1999, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(8)

	-	(g) Amendment No. 6, dated September 26, 2001, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Company.(20)

	-	(h) Amendment No. 7, dated May 1, 2004, to the Participation Agreement, dated December 19, 1995, between Registrant and Glenbrook Life and Annuity Insurance Company.(27)

(7)	-	Participation Agreement, dated June 1, 2010, between Registrant and Empire Fidelity Investments Life Insurance Company.(42)

(8)	-	Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Investments Life Insurance Company.(42)

(9)	-	Participation Agreement, dated June 1, 2010, between Registrant and Fidelity Security Life Insurance Company.(42)

(10)	-	(a) Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(4)

	-	(b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(27)

	-	(c) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 8, 1996, between Registrant and Connecticut General Life Insurance Company.(42)

(11)	-	(a) Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(5)

	-	(b) Amendment No. 1, dated July 1, 1997, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(6)

	-	(c) Amendment No. 2, dated August 1, 1998, to the Participation Agreement, dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(7)

	-	(d) Amendment No. 3, dated November 8, 1999, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

	-	(e) Amendment No. 4, dated April 10, 2000, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(14)

	-	(f) Amendment dated November 1, 2007, to the Participation Agreement dated September 21, 1996, between Registrant and Pruco Life Insurance Company.(29)

	-	(g) Amendment dated April 30, 2010, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company. (42)

(12)	-	(a) Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(5)

	-	(a)(i) Side Letter Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(7)

	-	(b) Amendment No. 1, dated November 7, 1997, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(9)

	-	(c) Amendment No. 2, dated December 18, 2002, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(27)

	-	(d) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(27)

	-	(e) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated October 1, 1996, between Registrant and Allstate Life Insurance Company of New York.(43)

(13)	-	(a) Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(5)

	-	(a)(i) Side Letter Agreement, dated December 18, 1996, between Registrant and Merrill, Lynch, Pierce, Fenner & Smith, Incorporated.(5)

	-	(b) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(6)

	-	(c) Amendment No. 2, dated April 13, 2000, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(14)

	-	(d) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

	-	(e) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

	-	(f) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(18)

	-	(g) Agreement No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(20)

	-	(h) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(27)

	-	(i) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(27)

	-	(j) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated December 18, 1996, between Registrant and Merrill Lynch Life Insurance Company.(42)

(14)	-	(a) Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(5)

	-	(b) Amendment No. 1, dated May 1, 1997, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(6)

	-	(c) Amendment No. 2, dated April 3, 2000, to the Participation Agreement, dated December 18, 1996, by and between Registrant and ML Life Insurance Company of New York.(14)

	-	(d) Amendment No. 3, dated February 16, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

	-	(e) Amendment No. 4, dated May 1, 2001, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

	-	(f) Amendment No. 5, dated October 5, 2001, to the Participation Agreement, dated, December 18, 1996, between Registrant and ML Life Insurance Company of New York.(18)

	-	(g) Amendment No. 6, dated September 10, 2002, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(20)

	-	(h) Amendment No. 7, dated March 1, 2005, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(27)

	-	(i) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated December 18, 1996, between Registrant and ML Life Insurance Company of New York.(27)

-
(j) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated December 18, 1996, between Registrant and Transamerica Advisors Life Insurance Company of New York (formerly ML Life Insurance Company of New York).(42)

(15)	-	(a) Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(5)

	-	(b) Amendment No. 1, dated November 8, 1999, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

	-	(c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(14)

	-	(d) Amendment dated April 30, 2004, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(27)

	-	(e) Amendment dated November 1, 2007, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(29)

	-	(f) Amendment dated April 30, 2010, to the Participation Agreement, dated February 14, 1997, between Registrant and Pruco Life Insurance Company of New Jersey.(42)

(16)	-	(a) Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(33)

	-	(b) Amendment No. 1, dated March 25, 2009, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(33)

	-	(c) Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated January 31, 2007, between Registrant and The Prudential Insurance Company of America.(42)

(17)	-	(a) Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and American Centurion Life Assurance Company and IDS Life Insurance Company of New York)(28)

-
(b) Amendment dated April 30, 2010, to the Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and Riversource Life Insurance Company of New York (formerly American Centurion Life Assurance Company, and IDS Life Insurance Company of New York)(42)

(18)	-
(a) Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and American Enterprise Life Insurance Company, American Partners Life Insurance Company and IDS Life Insurance Company).(28)

-
(b) Amendment dated April 30, 2010, to the Amended and Restated Participation Agreement, dated April 17, 2006, between Registrant and Riversource Life Insurance Company (formerly American Enterprise Life Insurance Company, American Partners Life Insurance Company and IDS Life Insurance Company).(42)

(19)	-	(a) Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company.(6)

	-	(b) Amendment No. 1, dated October 11, 1999, to the Participation Agreement, dated November 20, 1997, between Registrant and AIG Life Insurance Company.(27)

-
(c) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated November 20, 1997, between Registrant and American General Life Insurance Company of Delaware (formerly AIG Life Insurance Company).(43)

(20)	-	(a) Participation Agreement, dated November 20, 1997, between Registrant and American International Life Assurance Company of New York.(6)

	-	(b) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, between Registrant and American International Life Assurance Company of New York.(43)

(21)	-	(a) Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.(6)

	-	(b) Amendment No. 1, dated June 15, 1998, to the Participation Agreement, dated November 4, 1997, between Registrant and Nationwide Life Insurance Company.(7)

(22)	-	(a) Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver.(6)

	-	(b) Amendment No. 1, dated June 23, 1998, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver.(7)

	-	(c) Amendment No. 2, dated May 20, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(10)

	-	(d) Amendment No. 3, dated November 1, 1999, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(12)

	-	(e) Amendment No. 4, dated March 2, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

	-	(f) Amendment No. 5, dated December 28, 2000, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(14)

	-	(g) Amendment No. 6, dated September 5, 2001, to the Participation Agreement, dated December 3, 1997, between Registrant and Security Life of Denver Insurance Company.(18)

(23)	-	(a) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(6)

	-	(b) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(12)

	-	(c) Amendment No. 2, dated September 1, 2000, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Services Life Insurance Company.(14)

-
(d) Amendment No. 3, dated February 12, 2001, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance Company).(18)

-
(e) Amendment No. 4, dated November 9, 2009, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance Company).(37)

-
(f) Amendment dated April 30, 2010, to the Participation Agreement, dated December 31, 1997, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Services Life Insurance Company).(43)

-
(g) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(24)	-	(a) Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company.(6)

	-	(b) Amendment No. 1, dated April 23, 1999, to the Participation Agreement, dated December 31, 1997, between Registrant and Cova Financial Life Insurance Company.(10)

-
(c) Amendment No. 2, dated February 12, 2001, to the Participation Agreement, dated April 23, 1999, between Registrant and Met Life Investors Insurance Company (formerly, Cova Financial Life Insurance Company).(18)

(25)	-	(a) Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance & Annuity Company, Inc.(7)

	-	(b) Amendment No. 1, dated July 1, 1999, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(11)

	-	(c) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company, Inc.(14)

	-	(d) Amendment No. 3, dated August 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance & Annuity Company.(14)

	-	(e) Amendment No. 4, dated December 1, 2000, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Life Insurance and Annuity Company, Inc.(18)

	-	(f) Amendment, dated January 1, 2003, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance and Annuity Company, Inc.(27)

	-	(g) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated February 2, 1998, between Registrant and The Guardian Insurance and Annuity Company, Inc.(27)

	-	(h) Amendment No. 6, dated July 1, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(32)

	-	(i) Amendment No. 7, dated May 1, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(32)

	-	(j) Amendment No. 8, dated December 31, 2008, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(33)

	-	(k) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated February 2, 1998 between Registrant and The Guardian Insurance and Annuity Company, Inc.(44)

(26)	-	(a) Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(7)

	-	(b) Amendment No. 1, dated December 11, 1998, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(8)

	-	(c) Amendment No. 2, dated March 15, 1999, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

	-	(d) Amendment No. 3, dated April 17, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(14)

	-	(e) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S).(18)

	-	(f) Amendment No. 5, dated May 1, 2001, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

	-	(g) Amendment No. 6, dated September 1, 2001, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(18)

	-	(h) Amendment No. 7, dated April 1, 2002 to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

	-	(i) Amendment No. 8, dated August 5, 2002, to the Participation Agreement dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(20)

	-	(j) Amendment No. 9, dated August 20, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada.(27)

	-	(k) Amendment No. 10, dated December 31, 2003, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(27)

	-	(l) Amendment No. 11, dated April 30, 2004, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(27)

	-	(m) Amendment No. 12, dated January 29, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(28)

	-	(n) Amendment No. 13, dated May 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(29)

	-	(o) Amendment No. 14, dated August 1, 2007, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(29)

	-	(p) Amendment No. 15, dated April 30, 2010, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(42)

	-	(q) Amendment No. 16, dated January 1, 2012, to the Participation Agreement, dated February 17, 1998, between Registrant and Sun Life Assurance Company of Canada (U.S.).(44)

(27)	-	Participation Agreement, dated April 1, 1998, between Registrant and United Life & Annuity Insurance Company.(7)

(28)	-	(a) Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(7)

	-	(b) Amendment No. 1, dated December 28, 1998, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(8)

	-	(c) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated April 21, 1998, between Registrant and Keyport Life Insurance Company.(18)

(29)	-	(a) Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(7)

	-	(b) Amendment No. 1, dated June 30, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(7)

	-	(c) Amendment No. 2, dated November 27, 1998, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(8)

	-	(d) Amendment No. 3, dated August 1, 1999, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

-	(e) Amendment No. 4, dated February 28, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and PFL Life Insurance Company.(18)

-	(f) Amendment No. 5, dated July 1, 2001, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(18)

-	(g) Amendment No. 6, dated August 15, 2001, to the Participation Agreement dated May 1, 1998, between Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(18)

-	(h) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(20)

-	(i) Amendment No. 8, dated July 15, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(20)

-	(j) Amendment No. 9, dated December 1, 2002, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(20)

-	(k) Amendment No. 10, dated May 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

-	(l) Amendment No. 11, dated December 1, 2003, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

-	(m) Amendment No. 12, dated May 1, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

-	(n) Amendment No. 13, dated September 1, 2005, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

-	(o) Amendment No. 14, dated May 1, 2006, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(27)

-	(p) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(29)

-	(q) Amendment, dated July 30, 2007, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(29)

-	(r) Amendment, dated January 10, 2008, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(30)

	-	(s) Amendment, dated June 10, 2009, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly, PFL Life Insurance Company).(37)

	-	(t) Amendment dated April 30, 2010, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) .(42)

	-	(u) Amendment No. 20, dated May 1, 2011, to the Participation Agreement, dated May 1, 1998, between Registrant and Transamerica Life Insurance Company (formerly PFL Life Insurance Company) .(44)

(30)	-	(a) Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company.(7)

	-	(b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 1998, between Registrant and Fortis Benefits Insurance Company (n/k/a Union Security Insurance Company).(28)

(31)	-	(a) Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(7)

	-	(b) Amendment No. 1, dated January 1, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(9)

	-	(c) Amendment No. 2, dated September 29, 1999, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

	-	(d) Amendment No. 3, dated February 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(14)

	-	(e) Amendment No. 4, dated November 1, 2000, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(18)

	-	(f) Amendment No. 5, dated May 14, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(20)

	-	(g) Amendment No. 6, dated October 1, 2002, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

	-	(h) Amendment No. 7, dated January 15, 2004, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

	-	(i) Amendment No. 8, dated January 1, 2005, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(27)

	-	(j) Amendment No. 9, dated May 1, 2006, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(28)

	-	(k) Amendment No. 10, dated August 31, 2007, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(29)

	-	(l) Amendment No. 11, dated February 1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(30)

	-	(m) Amendment No. 12, dated September 15, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(32)

	-	(n) Amendment No. 13, dated December 1, 2008, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(32)

	-	(o) Amendment No. 14, dated April 30, 2010, to the Participation Agreement, dated June 1, 1998, between Registrant and American General Life Insurance Company.(42)

(32)	-	(a) Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(7)

	-	(b) Amendment No. 1, dated November 20, 1998, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(8)

	-	(c) Amendment No. 2, dated May 1, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(14)

	-	(d) Amendment No. 3, dated October 14, 1999, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(14)

	-	(e) Amendment No. 4, dated May 1, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(14)

	-	(f) Amendment No. 5, dated July 15, 2000, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(18)

	-	(g) Amendment No. 6, dated July 15, 2001, to the Participation Agreement dated June 16, 1998, between Registrant and the Lincoln National Life Insurance Company.(18)

	-	(h) Amendment No. 7, dated May 1, 2003, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(27)

	-	(i) Amendment No. 8, dated April 30, 2004, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(27)

	-	(j) Amendment No. 9, dated May 1, 2006, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(28)

	-	(k) Amendment No. 10, dated April 30, 2010, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(42)

	-	(l) Amendment No. 11, dated July 25, 2012, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company.(45)

(33)	-	(a) Participation Agreement, dated June 30, 1998, between Registrant and Aetna Life Insurance and Annuity Company.(7)

	-	(b) Amendment No. 1, dated October 1, 2000, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company.(18)

-
(c) Amendment, dated July 12, 2002, to the Participation Agreement, dated June 30, 1998, between Registrant and AETNA Life Insurance and Annuity Company (n/k/a ING Life Insurance and Annuity Company).(27)

(34)	-	(a) Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(8)

	-	(b) Amendment 2, dated July 1, 2001, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(28)

	-	(c) Amendment, dated January 1, 2003, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(20)

	-	(d) Amendment, dated April 30, 2004, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company (ING Life Insurance and Annuity Company).(27)

	-	(e) Amendment 4, dated June 30, 2006, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(28)

	-	(f) Amendment, dated November 5, 2007, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(29)

	-	(g) Amendment, dated November 3, 2008, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(32)

	-	(h) Amendment dated April 30, 2010, to the Participation Agreement, dated July 1, 1998, between Registrant and The Union Central Life Insurance Company.(42)

(35)	-	(a) Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(8)

	-	(b) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(27)

	-	(c) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated July 1, 1998, between Registrant and United Investors Life Insurance Company.(43)

(36)	-	(a) Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(7)

	-	(b) Amendment No. 1, dated April 29, 2002, to be effective as of November 1, 2000, to the Participation Agreement, dated July 2, 1998, between Registration and Hartford Life Insurance Company.(20)

	-	(c) Amendment No. 2, dated September 20, 2001, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(20)

	-	(d) Amendment No. 3, dated June 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

	-	(e) Amendment No. 4, dated November 1, 2003, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

	-	(f) Amendment No. 5, dated May 1, 2004, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(27)

	-	(g) Amendment No. 6, dated May 1, 2008, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(32)

	-	(h) Amendment No. 7, dated May 1, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(33)

	-	(i) Amendment No. 8, dated July 27, 2009,to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(37)

	-	(j) Amendment No. 9, dated October 19, 2009, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company.(37)

	-	(k) Amendment No. 10, dated April 30, 2010, to the Participation Agreement, dated July 2, 1998, between Registrant and Hartford Life Insurance Company. (42)

(37)	-	(a) Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(7)

	-	(b) Amendment No. 1, dated December 28, 1998 to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(8)

	-	(c) Amendment No. 2, dated March 12, 2001, to the Participation Agreement, dated July 13, 1998, between Registrant and Keyport Benefit Life Insurance Company.(27)

(38)	-
(a) Amended and Restated Participation Agreement, dated July 31, 2007, to the Participation Agreement, dated July 27, 1998, between Registrant, A I M Distributors, Inc., and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company).(29)

-
(b) Amendment No. 1, dated March 1, 2008, to the Participation Agreement, dated July 31, 2007, between Registrant AIM Distributors, Inc., and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company).(30)

-
(c) Amendment No. 2, dated April 30, 2010, to the Amended and Restated Participation Agreement, dated July 31, 2007, between Registrant and Commonwealth Annuity and Life Insurance Company (formerly, Allmerica Financial Life Insurance and Annuity Company.(42)

(39)	-	(a) Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(7)

	-	(b) Amendment No. 1, dated February 11, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(13)

	-	(c) Amendment No. 2, dated April 10, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

	-	(d) Amendment No. 3, dated May 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

	-	(e) Amendment No. 4, dated October 4, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(14)

	-	(f) Amendment No. 5, dated December 1, 2000, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

	-	(g) Amendment No. 6, dated May 1, 2001, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(18)

	-	(h) Amendment No. 7, dated May 1, 2002, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(20)

	-	(i) Amendment dated January 1, 2003 to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(27)

	-	(j) Amendment No. 9, dated April 30, 2010, to the Participation Agreement, dated July 27, 1998, between Registrant and First Allmerica Financial Life Insurance Company.(43)

(40)	-	(a) Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(9)

	-	(b) Amendment No. 1, dated February 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

	-	(c) Amendment No. 2, dated May 1, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

	-	(d) Amendment No. 3, dated July 15, 2000, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

	-	(e) Amendment, dated January 1, 2003, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

	-	(f) Amendment No. 5, dated April 30, 2004, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(27)

	-	(g) Amendment No. 6, dated October 1, 2006, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(28)

	-	(h) Amendment No. 7, dated April 2, 2007, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(29)

	-	(i) Amendment No. 8, dated April 30, 2010, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(42)

	-	(j) Amendment No. 9, dated July 25, 2012, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York.(45)

(41)	-	(a) Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(8)

	-	(b) Amendment No. 1, dated July 1, 1999, to the Participation Agreement dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(11)

	-	(c) Amendment No. 2, dated August 1, 2000, to the Participation Agreement, dated November 23, 1998, between Registrant and American General Annuity Insurance Company.(14)

(42)	-	(a) Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(6)

	-	(b) Amendment No. 1, dated March 8, 2000, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(27)

	-	(c) Amendment, dated April 30, 2004, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(27)

	-	(d) Amendment, dated May 1, 2006, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(29)

	-	(e) Amendment, dated April 30, 2010, to the Participation Agreement, dated April 30, 1997, between Registrant and Prudential Insurance Company of America.(42)

(43)	-	(a) Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(9)

	-	(b) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(18)

	-	(c) Amendment No. 2, dated February 1, 2002, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(27)

	-	(d) Amendment No. 3, dated May 1, 2003, to the Participation Agreement, dated February 1, 1999, between Registrant and Sage Life Assurance of America, Inc.(27)

-
(e) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated February 1, 1999, between Registrant and Reassure America Life Insurance Company (formerly Sage Life Assurance of America, Inc.)(42)

(44)	-	(a) Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(9)

	-	(b) Amendment No. 1, dated May 1, 2001, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(18)

	-	(c) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(27)

	-	(d) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(29)

	-	(e) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated April 1, 1999, between Registrant and Liberty Life Assurance Company of Boston.(42)

(45)	-	(a) Participation Agreement, dated April 13, 1999, between Registrant and Western-Southern Life Insurance Company.(10)

	-	(b) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 13, 1999, between Registrant and Western-Southern Life Insurance Company.(42)

(46)	-	(a) Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(10)

	-	(b) Amendment, dated April 25, 2003, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(27)

	-	(c) Amendment No. 2, dated April 30, 2004, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(27)

	-	(d) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated May 1, 1999, between Registrant and Columbus Life Insurance Company.(42)

(47)	-	(a) Participation Agreement, dated April 26, 1999, between Registrant and First Variable Life Insurance Company.(10)

-
(b) Amendment, dated April 30, 2004, to the Participation Agreement, dated April 26, 1999, between Registrant and Protective Life Insurance Company (formerly, First Variable Life Insurance Company).(27)

(48)	-	(a) Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(11)

	-	(b) Amendment, dated July 12, 2006, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(28)

	-	(c) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated August 21, 1999, between Registrant and Life Investors Insurance Company of America.(29)

(49)	-	(a) Participation Agreement, dated June 8, 1999, between Registrant and The Principal Life Insurance Company.(10)

	-	(b) Amendment dated April 30, 2010, to the Participation Agreement, dated June 8, 1999, between Registrant and The Principal Life Insurance Company.(42)

(50)	-	(a) Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(11)

	-	(b) Amendment, dated April 1, 2001, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

	-	(c) Amendment, dated May 1, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

	-	(d) Amendment, dated August 15, 2002, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(20)

	-	(e) Amendment. dated January 8, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

	-	(f) Amendment, dated February 14, 2003, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

	-	(g) Amendment, dated April 30, 2004, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

	-	(h) Amendment, dated April 29, 2005, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(27)

	-	(i) Amendment No. 8, dated May 1, 2006, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(29)

	-	(j) Amendment dated April 30, 2004, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(44)

	-	(k) Tenth Amendment dated May 1, 2011, to the Participation Agreement, dated June 8, 1999, between Registrant and Principal Life Insurance Company.(44)

(51)	-	(a) Participation Agreement, dated June 14, 1999, between Registrant and Security First Life Insurance Company.(11)

-
(b) Amendment No. 1, dated April 30, 2007, to the Participation Agreement, dated June 14 1999, between Registrant and MetLife Investors USA Insurance Company (formerly Security First Life Insurance company).(29)

	-	(c) Amendment dated April 30, 2010, to the Participation Agreement, dated June 14 1999, between Registrant and MetLife Investors USA Insurance Company.(43)

(52)	-	(a) Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(11)

	-	(b) Amendment No. 1, dated December 20, 2001, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(18)

	-	(c) Amendment No. 2, dated May 1, 2003, to the Participation Agreement, dated July 1, 1999, between Registrant and Allstate Life Insurance Company.(27)

(53)	-	(a) Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(11)

	-	(b) Amendment No. 1, dated May 1, 2005, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(28)

	-	(c) Amendment No. 2, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(28)

	-	(d) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(42)

	-	(e) Amendment No. 4, dated October 11, 2011, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America.(45)

(54)	-	(a) Participation Agreement, dated July 27, 1999, between Registrant and Preferred Life Insurance Company of New York.(11)

-
(b) Amendment No. 1, dated May 1, 2006, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York).(28)

-
(c) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York).(42)

-
(d) Amendment No. 3, dated October 11, 2011, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York).(45)

(55)	-	Participation Agreement, dated August 31, 1999, between Registrant and John Hancock Mutual Life Insurance Company.(11)

(56)	-	(a) Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(11)

	-	(b) Amendment No. 1, dated October 1, 2001, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

	-	(c) Amendment No. 2, dated December 31, 2002, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

	-	(d) Amendment No. 3, dated September 5, 2003, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(27)

	-	(e) Amendment No. 4, dated July 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(32)

	-	(f) Amendment No. 5, dated September 15, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(32)

	-	(g) Amendment No. 6, dated December 1, 2008, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(33)

	-	(h) Amendment No. 7, dated April 30, 2010, to the Participation Agreement, dated August 31, 1999, between Registrant and The United States Life Insurance Company in the City of New York.(42)

(57)	-	(a) Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(12)

	-	(b) Amendment No. 1, dated November 17, 2000, to the Participation Agreement dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(18)

	-	(c) Amendment, dated July 12, 2002, to the Participation Agreement, dated November 1, 1999, between Registrant and AETNA Insurance Company of America.(27)

(58)	-	Participation Agreement, dated January 28, 2000, between Registrant and Northbrook Life Insurance Company.(13)

(59)	-	(a) Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(14)

	-	(b) Amendment No. 1, dated January 12, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(27)

	-	(c) Amendment No. 2, dated April 29, 2005, to the Participation Agreement, dated March 2, 2000, between Registrant and GE Life and Annuity Assurance Company.(27)

-
(d) Amendment No. 3, dated February 27, 2007, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Assurance Company (formerly, GE Life and Annuity Assurance Company).(29)

-
(e) Amendment No. 4, dated March 18, 2008, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Assurance Company (formerly, GE Life and Annuity Assurance Company).(30)

	-	(f) Amendment No. 5, dated April 30, 2010, to the Participation Agreement, dated March 2, 2000, between Registrant and Genworth Life and Annuity Assurance Company.(42)

(60)	-	Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company of New York.(14)

(61)	-	Participation Agreement, dated March 27, 2000, between Registrant and Northern Life Insurance Company.(14)

(62)	-	Participation Agreement, dated March 27, 2000, between Registrant and Reliastar Life Insurance Company.(14)

(63)	-	(a) Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(14)

	-	(b) Amendment No. 1, dated December 1, 2000, to the Participation Agreement, dated April 10, 2000, between Registrant and Allmerica Financial Life Insurance and Annuity Company.(18)

(64)	-	(a) Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company.(14)

	-	(b) Amendment, dated April 30, 2004, to the Participation Agreement, dated April 14, 2000, between Registrant and United Investors Life Insurance Company.(27)

(65)	-	(a) Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(14)

	-	(b) Amendment No. 1, dated April 27, 2000, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

	-	(c) Amendment No. 2, dated September 1, 2001, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

	-	(d) Amendment No. 3, dated April 1, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

	-	(e) Amendment No. 4, dated December 31, 2002, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(20)

	-	(f) Amendment No. 5, dated August 20, 2003, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(27)

	-	(g) Amendment No. 6, dated April 30, 2004, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(27)

	-	(h) Amendment No. 7, dated October 1, 2006, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(28)

	-	(i) Amendment No. 8, dated January 29, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)

	-	(j) Amendment No. 9, dated May 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)

	-	(k) Amendment No. 10, dated August 1, 2007, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(29)

	-	(l) Amendment No. 11, dated April 30, 2010, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(42)

	-	(m) Amendment No. 12, dated January 1, 2012, to the Participation Agreement, dated April 17, 2000, between Registrant and Sun Life Insurance and Annuity Company of New York.(44)

(66)	-	(a) Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company.(14)

	-	(b) Amendment, dated October 31, 2002, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company.(27)

	-	(c) Amendment dated April 30, 2010, to the Participation Agreement, dated August 1, 2000, between Registrant and Kansas City Life Insurance Company.(42)

(67)	-	(a) Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company.(14)

	-	(b) Amendment No. 1, dated September 5, 2001, to the Private Placement Participation Agreement, dated September 25, 2000, between Registrant and Security Life of Denver Insurance Company.(18)

(68)	-	(a) Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(18)

	-	(b) Amendment No. 1, dated November 1, 2000, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(18)

	-	(c) Amendment No. 2, dated October 1, 2002, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(27)

	-	(d) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated February 26, 1999, between Registrant and American General Life Insurance Company.(43)

(69)	-	(a) Participation Agreement, dated April 3, 2000, between Registrant and First Cova Life Insurance Company.(18)

-
(b) Amendment No. 1, dated February 12, 2001, to the Participation Agreement dated December 31, 1997, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company).(18)

-
(c) Amendment No. 2, dated April 30, 2007, to the Participation Agreement dated December 31, 1997, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company).(29)

-
(d) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

-
(e) Amendment dated April 30, 2010, to the Participation Agreement dated December 31, 1997, between Registrant and First MetLife Investors Insurance Company (formerly, First Cova Life Insurance Company).(43)

(70)	-	(a) Participation Agreement, dated February 1, 2001, between Registrant and Peoples Benefit Life Insurance Company.(18)

	-	(b) Amendment, dated April 6, 2004, to the Participation Agreement between Registrant and Peoples Benefit Life Insurance Company.(27)

	-	(c) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated February 1, 2001, between Registrant and People’s Benefit Life Insurance Company.(29)

(71)	-	(a) Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(18)

	-	(b) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(27)

	-	(c) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(27)

	-	(d) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(28)

	-	(e) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 28, 2001, between Registrant and Security Benefit Life Insurance Company.(42)

(72)	-	(a) Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Home Life Mutual Insurance Company.(18)

-
(b) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company) .(42)

-
(c) Amendment No. 2, dated September 20, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company).(43)

-
(d) Amendment No. 3, dated March 13, 2013, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company).(45)

(73)	-	(a) Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(18)

	-	(b) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(42)

	-	(c) Amendment No. 2, dated September 20, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(43)

	-	(d) Amendment No. 3, dated March 13, 2013, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company.(45)

(74)	-	(a) Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(18)

	-	(b) Amendment No. 1, dated February 1, 2008, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(30)

	-	(c) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(42)

	-	(d) Amendment No. 3, dated September 20, 2010, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(43)

	-	(e) Amendment No. 4, dated March 13, 2013, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company.(45)

(75)	-	(a) Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(18)

	-	(b) Amendment No. 1, dated July 1, 2002, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(27)

	-	(c) Amended, dated April 30, 2004, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(27)

	-	(d) Amended, dated May 1, 2008, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors life Insurance Company.(30)

	-	(e) Amended, dated April 30, 2010, to the Participation Agreement, dated April 4, 2001, between Registrant and Annuity Investors Life Insurance Company.(42)

(76)	-	Participation Agreement, dated April 17, 2001, between Registrant and Sun Life Insurance and Annuity Company of New York.(18)

(77)	-	(a) Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(18)

	-	(b) Amendment, dated April 30, 2001, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(27)

	-	(c) Amendment, dated July 12, 2006, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(28)

	-	(d) Amendment and Novation dated May 1, 2007, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(29)

	-	(e) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2001, between Registrant and Western Reserve Life Assurance Co. of Ohio.(42)

(78)	-	(a) Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company.(18)

	-	(b) Amendment, dated April 30, 2004, to the Participation Agreement, dated July 13, 2001, between Registrant and Golden American Life Insurance Company.(27)

(79)	-	(a) Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(18)

	-	(b) Amendment No. 1, dated December 18, 2002, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(20)

	-	(c) Amendment No. 2, dated January 1, 2004, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(43)

	-	(d) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 24, 2001, between Registrant and Lincoln Benefit Life Company.(43)

(80)	-	(a) Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(18)

	-	(b) Amendment, dated May 1, 2003, to the Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(27)

	-	(c) Amendment, dated March 31, 2005, to the Participation Agreement, dated October 1, 2000, between Registrant and The Travelers Life and Annuity Company.(27)

-
(d) Amendment, dated April 28, 2008, to the Participation Agreement, dated October 1, 2000, between Registrant and MetLife Insurance Company of Connecticut (formerly, The Travelers Life and Annuity Company).(30)

-
(e) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

-
(f) Amendment, dated April 30, 2010, to the Participation Agreement, dated October 1, 2000, between Registrant and MetLife Insurance Company of Connecticut (formerly, The Travelers Life and Annuity Company).(43)

(81)	-	Participation Agreement, dated November 1, 2001, between Registrant and The American Life Insurance Company of New York.(18)

(82)	-	(a) Participation Agreement, dated May 1, 2002, between the Registrant and Hartford Life and Annuity Insurance Company.(27)

-
(b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated May 1, 2002, to the Participation Agreement dated May 1, 2002, between the Registrant and Hartford Life and Annuity Insurance Company.(27)

(83)	-	(a) Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company.(19)

	-	(b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(27)

	-	(c) Amendment No. 2, dated April 1, 2005, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(27)

	-	(d) Amendment No. 3, dated October 1, 2006, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(28)

	-	(e) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 4, 2002, between Registrant and Minnesota Life Insurance Company, Inc.(42)

(84)	-	(a) Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc.(20)

	-	(b) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 1, 2002, between Registrant and AUSA Life Insurance Company, Inc.(27)

-
(c) Amendment, dated July 12, 2006, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(28)

-
(d) Amendment and Novation, dated May 1, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(29)

-
(e) Amendment, dated July 30, 2007, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.).(29)

-
(f) Amendment, dated January 10, 2008, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.). (30)

-
(g) Amendment, dated June 1, 2009, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.). (37)

-
(h) Amendment, dated April 30, 2010, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company (formerly, AUSA Life Insurance Company, Inc.). (42)

	-	(i) Amendment No. 8, dated May 1, 2011, to the Participation Agreement, dated May 1, 2002, between Registrant and Transamerica Financial Life Insurance Company. (44)

(85)	-	(a) Participation Agreement, dated October 1, 2002, between Registrant and CUNA Mutual Life Insurance Company.(20)

	-	(b) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc.(30)

	-	(c) Amendment No. 2, dated March 19, 2008, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc.(30)

	-	(d) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated October 1, 2002, between Registrant and CUNA Brokerage Services, Inc.(42)

-
(e) Amendment No. 4, dated July 1, 2012, to the Participation Agreement, dated October 1, 2002, between Registrant and CMFG Life Insurance Company (formerly known as CUNA Brokerage Services, Inc.).(45)

(86)	-	(a) Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

	-	(b) Amendment, dated May 1, 2003, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

	-	(c) Amendment, dated April 30, 2004, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company.(27)

	-	(d) Amendment, dated July 15, 2005, to the Participation Agreement, dated May 1, 2000, between Registrant and SAFECO Life Insurance Company (n/k/a Symetra Life Insurance Company.(27)

	-	(e) Amendment, dated April 30, 2010, to the Participation Agreement, dated May 1, 2000, between Registrant and Symetra Life Insurance Company.(42)

	-	(f) Amendment, dated April 1, 2012, to the Participation Agreement, dated May 1, 2000, between Registrant and Symetra Life Insurance Company.(44)

(87)	-	(a) Participation Agreement, dated May 22, 2002, between Registrant and The Penn Mutual Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated May 1, 2004, to the Participation Agreement, dated May 22, 2002, between Registrant and the Penn Mutual Life Insurance Company.(27)

	-	(c) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated May 22, 2002, between Registrant and the Penn Mutual Life Insurance Company.(42)

(88)	-	(a) Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

	-	(b) Amendment No. 1, dated May 1, 2003, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

	-	(c) Amendment No. 2, dated September 29, 2005, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(27)

	-	(d) Amendment No. 3, dated November 15, 2006, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(28)

	-	(e) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated June 21, 2002, between Registrant and First Security Benefit Life Insurance and Annuity Company.(42)

(89)	-	(a) Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated April 19, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company.(42)

	-	(c) Amendment No. 2, dated April 30, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company.(42)

(90)	-	Participation Agreement, dated April 30, 2003, between Registrant and MONY Life Insurance Company of America.(27)

	-	(b) Amendment No. 1, dated April 19, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company of America.(42)

	-	(c) Amendment No. 2, dated April 30, 2010, to the Participation Agreement dated April 30, 2003, between Registrant and MONY Life Insurance Company.(42)

(91)	-	(a) Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company.(27)

	-	(b) Amendment, dated March 2, 2007, to the Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company.(29)

	-	(c) Amendment, dated April 30, 2011, to the Participation Agreement, dated September 1, 2005, between Registrant and American National Insurance Company.(44)

(92)	-	(a) Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated October 31, 2003, to the Participation Agreement, dated October 12, 1999, between Registrant and Security Equity Life Insurance Company.(27)

(93)	-	(a) Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company.(27)

	-	(b) Amendment, dated September 2, 2002, to the Participation Agreement, dated October 12, 1999, between Registrant and General American Life Insurance Company.(27)

-
(c) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(94)	-	(a) Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company.(27)

	-	(b) Amendment, dated April 30, 2004, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company.(27)

	-	(c) Amendment, dated May 1, 2006, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company.(27)

	-	(d) Amendment, dated May 1, 2008, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company.(30)

	-	(e) Amendment, dated April 30, 2010, to the Participation Agreement, dated May 1, 2003, between Registrant and Jefferson National Life Insurance Company.(42)

(95)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(42)

	-	(c) Amendment dated April 1, 2012, to the Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company.(45)

(96)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company.(42)

	-	(c) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and National Life Insurance Company.(44)

(97)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated April 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(32)

	-	(c) Amendment No. 2, dated September 30, 2009, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(37)

	-	(d) Amendment No. 3 dated April 30, 2004, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company.(42)

-
(e) Amendment dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company and General American Insurance Company.(42)

(98)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(27)

-
(b) Amendment No. 1, dated July 31, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(28)

-
(c) Amendment No. 2, dated November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(29)

-
(d) Amendment No. 3, dated November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(32)

-
(e) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corporation (formerly, Ameritas Variable Life Insurance Company).(42)

(99)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company.(27)

	-	(b) Novation to Participation Agreement, dated February 26, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Company.(28)

	-	(c) Amendment No. 1, effective November 5, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.(29)

	-	(d) Amendment No. 2, effective November 3, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.(32)

	-	(e) Amendment No. 3, effective April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Ameritas Life Insurance Corp.(42)

(100)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and Business Men’s Assurance Company of America.(27)

-
(b) Amendment No. 1, dated April 30, 2010, to the Participation Agreement dated April 30, 2004, between Registrant and Liberty Life Insurance Company (formerly, Business Men’s Assurance Company of America).(42)

(101)	-	Participation Agreement, dated April 30, 2004, between Registrant and American Skandia Life Assurance Corp.(27)

(102)	-	Participation Agreement, dated June 1, 2010, between Registrant and Standard Insurance Company.(42)

(103)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated April 1, 2009, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company.(33)

	-	(c) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and American United Life Insurance Company.(42)

(104)	-	(a) Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York.(27)

	-	(b) Amendment No. 1, dated April 29, 2005, to the Participation Agreement, dated March 2, 2003, between Registrant and GE Capital Life Assurance Company of New York.(27)

-
(c) Amendment No. 2, dated February 27, 2007, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital Life Assurance Company of New York).(29)

-
(d) Amendment No. 3, dated March 18, 2008, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital life Assurance Company of New York).(30)

-
(e) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated March 2, 2003, between Registrant and Genworth Life Insurance Company of New York (formerly, GE Capital life Assurance Company of New York).(42)

(105)	-	Participation Agreement, dated April 30, 2004, between Registrant and American Partners Life Insurance Company.(27)

(106)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated July 1, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(32)

	-	(c) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(42)

	-	(d) Amendment No. 3, dated May 1, 2011, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company.(45)

(107)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and C.M. Life Insurance Company.(27)

	-	(b) Amendment dated April 30, 2010, to the Participation Agreement dated April 30, 2010, between Registrant and C.M. Life Insurance Company.(42)

(108)	-	(a) Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated October 16, 2009, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(37)

	-	(c) Amendment No. 2, dated April 19, 2010, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(42)

	-	(d) Amendment No. 3, dated April 30, 2010, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(42)

	-	(e) Amendment No. 4, dated May 1, 2012, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company.(45)

(109)	-	(a) Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(27)

	-	(b) Addendum, dated March 17, 2006, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(27)

	-	(c) Amendment No. 1, dated April 2, 2008, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(33)

	-	(d) Amendment No. 2, dated August 1, 2009, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(37)

	-	(e) Amendment No. 3, dated October 1, 2009, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(37)

	-	(f) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated September 14, 2005, between Registrant and New York Life Insurance and Annuity Corp.(42)

(110)	-	Participation Agreement, dated April 30, 2004, between Registrant and Chase Insurance Life and Annuity Company.(27)

(111)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated May 28, 2008, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company.(32)

	-	(c) Amendment No. 2, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant and Kemper Investors Life Insurance Company.(42)

-
(d) Amendment No. 3, dated May 1, 2011, to the Participation Agreement, dated April 30, 2004, between Registrant and Zurich American Life Insurance Company (formerly known as Kemper Investors Life Insurance Company).(44)

(112)	-	(a) Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

	-	(b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

	-	(c) Amendment No. 2, dated July 1, 2005, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(27)

	-	(d) Amendment No. 3, dated January 13, 2009, to the Participation Agreement, dated January 6, 2003, between Registrant and Nationwide Life Insurance Company.(33)

(113)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and First Great-West Life & Annuity Insurance Company.(28)

-
(b) Amendment No. 1, dated November 15, 2007, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(29)

-
(c) Amendment No. 2, dated February 20, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(30)

-
(d) Amendment No. 3, dated December 23, 2008, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(33)

	-	(e) Amendment No. 4, dated April 30, 2010, to the Participation Agreement dated April 30, 2004, between Registrant, A I M Distributors, Inc., and First Great-West Life & Annuity Insurance Company.(42)

(114)	-	(a) Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc., and Great-West Life & Annuity Insurance Company.(29)

	-	(b) Amendment No. 1, dated April 30, 2004, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(28)

	-	(c) Amendment No. 2, dated August 1, 2006, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(28)

	-	(d) Amendment No. 3, dated November 15, 2007, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(29)

	-	(e) Amendment No. 4, dated April 30, 2010, to the Participation Agreement, dated April 30, 2004, between Registrant, A I M Distributors, Inc. and Great-West Life & Annuity Insurance Company.(42)

(115)	-
Participation Agreement, dated April 30, 2004, between Registrant and The Manufacturers Life Insurance Company of New York (effective January 1, 2005, John Hancock Life Insurance Company of New York).(28)

(116)	-	Participation Agreement, dated April 30, 2004, between Registrant and The Manufacturers Life Insurance Company (U.S.A.) (effective January 1, 2005, John Hancock Life Insurance Company (U.S.A.).(28)

(117)	-	(a) Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life & Annuity Company.(33)

	-	(b) Amendment No. 1, dated January 20, 2012, to the Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life & Annuity Company.(45)

(118)	-	(a) Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life Insurance Company.(33)

	-	(b) Amendment No. 1, dated January 20, 2012, to the Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life Insurance Company.(45)

(119)	-	(a) Participation Agreement, dated June 1, 2010, between Registrant and Integrity Life Insurance Company.(42)

	-	(b) Amendment No. 1, dated May 1, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and Integrity Life Insurance Company.(44)

(120)	-	(a) Participation Agreement, dated June 1, 2010, between Registrant and National Integrity Life Insurance Company.(42)

	-	(b) Amendment No. 1, dated May 1, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and National Integrity Life Insurance Company.(44)

(121)	-	(a) Participation Agreement, dated June 1, 2010, between Registrant and National Security Life and Annuity Company.(42)

	-	(b) Amendment No. 1, dated December 16, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and National Security Life and Annuity Company.(44)

(122)	-	(a) Participation Agreement, dated June 1, 2010, between Registrant and Ohio National Life Assurance Corporation.(42)

	-	(b) Amendment No. 1, dated December 16, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and Ohio National Life Assurance Corporation.(44)

(123)	-	(a) Participation Agreement, dated June 1, 2010, between Registrant and The Ohio National Life Insurance Company.(42)

	-	(b) Amendment No. 1, dated December 16, 2011, to the Participation Agreement, dated June 1, 2010, between Registrant and The Ohio National Life Insurance Company.(44)

(124)	-	(a) Participation Agreement, dated May 28, 2010, between Registrant and First SunAmerica Life Insurance Company.(42)

	-	(b) Amendment No. 1, dated April 1, 2011, to the Participation Agreement, between Registrant and First SunAmerica Life Insurance Company.(43)

(125)	-	(a) Participation Agreement, dated May 28, 2010, between Registrant and SunAmerica Annuity and Life Assurance Company.(42)

	-	(b) Amendment No. 1, dated April 1, 2011, to the Participation Agreement, between Registrant and SunAmerica Annuity and Life Assurance Company.(43)

(126)	-	Participation Agreement, dated June 1, 2010, between Registrant and Protective Life and Annuity Insurance Company.(43)

(127)	-	Participation Agreement, dated November 1, 2012, between Registrant and First Symetra National Life Insurance Company of New York.(45)

(128)	-	Participation Agreement, dated January 17, 2013, between Registrant and Forethought Life Insurance Company.(45)

(129)	-	Accounting Services Agreement, dated March 31, 1993, between the Registrant and State Street Bank and Trust Company.(4)

(130)	-	Agreement and Plan of Reorganization, dated December 7, 1999, between Registrant and AIM Variable Insurance Funds.(12)

(131)	-	Fourth Amended and Restated Interfund Loan Agreement, dated April 30, 2010, between Registrant and Invesco Advisers, Inc.(43)

(132)	-	Sixth Amended and Restated Memorandum of Agreement, dated as of November 29,2010, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding securities lending.(43)

(133)	-	Memorandum of Agreement, dated as of December 5, 2012, between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers.(45)

(134)	-	Memorandum of Agreement, dated as of February 6, 2013, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations.(45)

(135)	-	Memorandum of Agreement, dated as of December 13, 2011, between Registrant, and Invesco Distributors, Inc., regarding 12b-1 Fee Waivers.(44)

i		Legal Opinion — None

j (1)	-	Consent of Stradley Ronon Stevens & Young, LLP.(45)

(2)	-	Consent of PricewaterhouseCoopers LLP.(45)

k	-	Omitted — Financial Statements.

l (1)	-
(a) Agreements Concerning Initial Capitalization of the AIM V.I. Capital Appreciation Fund, the AIM V.I. Diversified Income Fund, the AIM V.I. Government Securities Fund, the AIM V.I. Growth Fund, the AIM V.I. International Equity Fund, the AIM V.I. Money Market Fund, and the AIM V.I. Value Fund.(4)

	-	(b) Agreements Concerning Initial Capitalization of the AIM V.I. Growth and Income Fund and the AIM V.I. Utilities Fund.(4)

	-	(c) Agreement Concerning Initial Capitalization of the AIM V.I. Aggressive Growth Fund, the AIM V.I. Balanced Fund, the AIM V.I. Capital Development Fund and the AIM V.I. High Yield Fund.(7)

	-	(d) Agreement Concerning Initial Capitalization of the AIM V.I. Blue Chip Fund.(11)

	-	(e) Agreement Concerning Initial Capitalization of the AIM V.I. Dent Demographic Trends Fund.(11)

	-	(f) Agreement Concerning Initial Capitalization of the AIM V.I. Basic Value Fund and the AIM V.I. Mid Cap Equity Fund, dated September 7, 2001.(18)

	-	(g) Agreement Concerning Initial Capitalization of AIM V.I. PowerShares ETF Allocation Fund, dated October 21, 2008.(33)

	-	(h) Agreement Concerning Initial Capitalization of Invesco V.I. Balanced-Risk Allocation Fund, dated April 14, 2011.(43)

m (1)	-	(a) Registrant’s Master Distribution Plan pursuant to Rule 12b-1 for Series II shares.(17)

	-	(b) Amendment No. 1 to the Registrant’s Master Distribution Plan, dated September 7, 2001.(18)

	-	(c) Amendment No. 2 to the Registrant’s Master Distribution Plan, dated May 1, 2002.(20)

	-	(d) Amendment No. 3 to the Registrant’s Master Distribution Plan, dated August 29, 2003.(22)

-	(e) Amendment No. 4 to the Registrant’s Master Distribution Plan, dated April 30, 2004.(24)

-	(f) Amendment No. 5 to the Registrant’s Master Distribution Plan, dated October 15, 2004.(24)

-	(g) Amendment No. 6 to the Registrant’s Master Distribution Plan, dated July 1, 2005.(26)

-	(h) Amendment No. 7 to the Registrant’s Master Distribution Plan, dated December 21, 2005.(26)

-	(i) Amendment No. 8 to the Registrant’s Master Distribution Plan, dated May 1, 2006.(28)

-	(j) Amendment No. 9, to the Registrant’s Master Distribution Plan, dated June 12, 2006.(28)

-	(k) Amendment No. 10, to the Registrant’s Master Distribution Plan, July 3, 2006.(28)

-	(l) Amendment No. 11, to the Registrant’s Master Distribution Plan, dated November 6, 2006.(28)

-	(m) Amendment No. 12, to the Registrant’s Master Distribution Plan, dated December 21, 2006.(28)

-	(n) Amendment No. 13, to the Registrant’s Master Distribution Plan, dated May 1, 2007.(29)

-	(o) Amendment No. 14, to the Registrant’s Master Distribution Plan, dated October 22, 2008.(33)

-	(p) Amendment No. 15, to the Registrant’s Master Distribution Plan, dated February 12, 2010.(39)

-	(q) Amendment No. 16, to the Registrant’s Master Distribution Plan, dated March 3, 2010.(41)

-	(r) Amendment No. 17, to the Registrant’s Master Distribution Plan, dated April 30, 2010.(41)

-	(s) Amendment No. 18, to the Registrant’s Master Distribution Plan, dated January 7 , 2011.(43)

-	(t) Amendment No. 19, to the Registrant’s Master Distribution Plan, dated December 1, 2011.(45)

-	(u) Amendment No. 20, to the Registrant’s Master Distribution Plan, dated July 16, 2012.(45)

-	(v) Form of Amendment No. 21, to the Registrant’s Master Distribution Plan.(45)

n	-	Registrant’s Amended and Restated Multiple Class Plan, effective July 16, 2001, as amended and restated August 18, 2003.(22)

o	-	Reserved

p (1)	-	Invesco Advisers, Inc. Code of Ethics, adopted January 1, 2011, relating to Invesco Advisers, Inc. and any of its subsidiaries(43)

(2)	-	Invesco Asset Management Limited Code of Ethics dated 2011, relating to Invesco UK.(45)

(3)	-	Invesco Ltd. Code of Conduct, dated October 2011, relating to Invesco Asset Management (Japan) Limited Code of Ethics.(44)

(4)	-	Invesco Staff Ethics and Personal Share Dealing, dated January 2013, relating to Invesco Hong Kong Limited.(45)

(5)	-
Invesco Ltd. Code of Conduct, revised October 2011, relating to Invesco Canada Ltd.; Invesco Canada Ltd., Policy No. D-6 Gifts and Entertainment, revised November 2011, and Policy No. D-7 Invesco Canada Personal Trading Policy, revised September 2012, together the Code of Ethics relating to Invesco Canada Ltd. (45)

(6)	-	Invesco Asset Management Deutschland GmbH Code of Ethics dated 2012, relating to Invesco Continental Europe.(45)

(7)	-	Invesco Ltd. Code of Conduct, revised October 2011, relating to Invesco Australia Limited.(44)

(8)	-	Invesco Senior Secured Management Code of Ethics. (45)

q	-	Powers of Attorney for Arch, Bayley, Bunch, Crockett, Dammeyer, Dowden, Fields, Flanagan, Mathai-Davis, Soll, Sonnenschein, Stickel, Taylor and Whalen.(42)

(1)	Incorporated herein by reference to Pre-Effective Amendment No. 1, filed on April 19, 1993.

(2)	Incorporated herein by reference to Post-Effective Amendment No. 4, filed on November 3, 1994.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 6, filed on April 26, 1995.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 7, filed electronically on April 29, 1996.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 8, filed electronically on April 23, 1997.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 9, filed electronically on February 13, 1998.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 10, filed electronically on October 2, 1998.

(8)	Incorporated herein by reference to Post-Effective Amendment No. 11, filed electronically on February 18, 1999.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 12, filed electronically on April 29, 1999.

(10)	Incorporated herein by reference to Post-Effective Amendment No. 13, filed electronically on July 13, 1999.

(11)	Incorporated herein by reference to Post-Effective Amendment No. 14, filed electronically on September 28, 1999.

(12)	Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on February 16, 2000.

(13)	Incorporated herein by reference to Post-Effective Amendment No. 16, filed electronically on February 17, 2000.

(14)	Incorporated herein by reference to Post-Effective Amendment No. 18, filed electronically on February 16, 2001.

(15)	Incorporated herein by reference to Post-Effective Amendment No. 19, filed electronically on April 12, 2001.

(16)	Incorporated herein by reference to Post-Effective Amendment No. 20, filed electronically on May 29, 2001.

(17)	Incorporated herein by reference to Post-Effective Amendment No. 21, filed electronically on July 18, 2001.

(18)	Incorporated herein by reference to Post-Effective Amendment No. 22, filed electronically on February 12, 2002.

(19)	Incorporated herein by reference to Post-Effective Amendment No. 24, filed electronically on April 30, 2002.

(20)	Incorporated herein by reference to Post-Effective Amendment No. 25, filed electronically on April 29, 2003.

(21)	Incorporated herein by reference to Post-Effective Amendment No. 26, filed electronically on June 18, 2003.

(22)	Incorporated herein by reference to Post-Effective Amendment No. 27, filed electronically on February 13, 2004.

(23)	Incorporated herein by reference to Post-Effective Amendment No. 28, filed electronically on April 13, 2004.

(24)	Incorporated herein by reference to Post-Effective Amendment No. 29, filed electronically on February 28, 2005.

(25)	Incorporated herein by reference to Post-Effective Amendment No. 30, filed electronically on April 29, 2005.

(26)	Incorporated herein by reference to Post-Effective Amendment No. 31, filed electronically on February 14, 2006.

(27)	Incorporated herein by reference to Post-Effective Amendment No. 32, filed electronically on April 27, 2006.

(28)	Incorporated herein by reference to Post-Effective Amendment No. 33, filed electronically on April 27, 2007.

(29)	Incorporated herein by reference to Post-Effective Amendment No. 34, filed electronically on February 11, 2008.

(30)	Incorporated herein by reference to Post-Effective Amendment No. 35, filed electronically on April 28, 2008.

(31)	Incorporated herein by reference to Post-Effective Amendment No. 36, filed electronically on August 8, 2008.

(32)	Incorporated herein by reference to Post-Effective Amendment No. 37, filed electronically on October 22, 2008.

(33)	Incorporated herein by reference to Post-Effective Amendment No. 38, filed electronically on April 28, 2009.

(34)	Incorporated herein by reference to Post-Effective Amendment No. 39, filed electronically on November 25, 2009.

(35)	Incorporated herein by reference to Post-Effective Amendment No. 40, filed electronically on February 5, 2010.

(36)	Incorporated herein by reference to Post-Effective Amendment No. 41, filed electronically on February 11, 2010.

(37)	Incorporated herein by reference to Post-Effective Amendment No. 42, filed electronically on February 12, 2010.

(38)	Incorporated herein by reference to Post-Effective Amendment No. 43, filed electronically on February 18, 2010.

(39)	Incorporated herein by reference to Post-Effective Amendment No. 44, filed electronically on April 27, 2010.

(40)	Incorporated herein by reference to Post-Effective Amendment No. 45, filed electronically on April 28, 2010.

(41)	Incorporated herein by reference to Post-Effective Amendment No. 46, filed electronically on October 4, 2010.

(42)	Incorporated herein by reference to Post-Effective Amendment No. 47, filed electronically on January 6, 2011.

(43)	Incorporated herein by reference to Post-Effective Amendment No. 54, filed electronically on April 28, 2011.

(44)	Incorporated herein by reference to Post-Effective Amendment No. 56, filed electronically on April 26, 2012.

(45)	Filed herewith electronically.

Item 29.	Persons Controlled by or Under Common Control with Registrant

None.

Item 30.	Indemnification

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Items 28(a) and (b) above. Under the Amended and Restated Agreement and Declaration of Trust, effective as of September 14, 2005, as amended (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to a $80,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (“Invesco Advisers”) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Advisers or any of its officers, directors or employees, that Invesco Advisers shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Advisers to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Advisers, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Advisor

The only employment of a substantial nature of the Advisers’ directors and officers is with Invesco Advisers and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (each a “Sub-Adviser”, collectively the “Sub-Advisers”) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Adviser herein incorporated by reference. Reference is also made to the caption “Fund Management—The Adviser” of the Prospectuses which comprises Part A of this Registration Statement, and to the discussion under the caption “Management of the Trust” of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 32(b) of this Part C.

Item 32.	Principal Underwriters

(a)	Invesco Distributors, Inc., the Registrant’s principal underwriter, also acts as a principal underwriter to the following investment companies:

AIM Counselor Series Trust (Invesco Counselor Series Trust)
AIM Equity Funds (Invesco Equity Funds)
AIM Funds Group (Invesco Funds Group)
AIM Growth Series (Invesco Growth Series)
AIM Investment Funds (Invesco Investment Funds)
AIM International Mutual Funds (Invesco International Mutual Funds)
AIM Investment Securities Funds (Invesco Investment Securities Funds)
AIM Sector Funds (Invesco Sector Funds)
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Invesco Prime Income Trust

Invesco Securities Trust

Invesco Senior Loan Fund (formerly known as Invesco Van Kampen Senior Loan Fund)

PowerShares Actively Managed Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust II
PowerShares India Exchange-Traded Fund Trust
Short-Term Investments Trust

(b)	The following table sets forth information with respect to each director, officer or partner of Invesco Distributors, Inc.

Name and Principal	Position and Offices with	Positions and Offices
Business Address*	Underwriter	with Registrant
Robert C. Brooks	Director	None

Peter S. Gallagher	Director & President	Assistant Vice President

Andrew R. Schlossberg	Director	Assistant Vice President

Eric P. Johnson	Executive Vice President	None

Karen Dunn Kelley	Executive Vice President	Vice President

Gursh Kundan	Executive Vice President	None

Brian Lee	Executive Vice President	None

Ben Utt	Executive Vice President	None

LuAnn S. Katz	Senior Vice President	None

Lyman Missimer III	Senior Vice President	Assistant Vice President

Greg J. Murphy	Senior Vice President	None

David J. Nardecchia	Senior Vice President	None

Margaret A. Vinson	Senior Vice President	None

Gary K. Wendler	Senior Vice President	Assistant Vice President

John M. Zerr	Senior Vice President & Secretary	Senior Vice President, Chief Legal Officer & Secretary

Annette Lege	Treasurer & Chief Financial Officer	None

Miranda O’Keefe	Chief Compliance Officer	None

Crissie M. Wisdom	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

*	11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173

(c)	Not applicable

Item 33.	Location of Accounts and Records

Invesco Advisers, Inc., 1555 Peachtree Street, N.E., Atlanta, GA 30309, will maintain physical possession of each such account, book or other document of the Registrant at the Registrant’s principal executive offices, 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, with respect to Invesco V.I. Money Market Fund and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Investment Services, Inc., P. O. Box 219078, Kansas City, Missouri 64121-9078.

Records may also be maintained at the offices of:

Invesco Asset Management Deutschland GmbH
An der Welle 5
1st Floor
Frankfurt, Germany 60322

Invesco Asset Management Limited
30 Finsbury Square
London, United Kingdom
EC2A 1AG

Invesco Asset Management (Japan) Limited
Roppongi Hills Mori Tower 14F
6-10-1 Roppongi, Minato-ku
Tokyo, Japan 106-6114

Invesco Australia Limited
333 Collins Street, Level 26
Melbourne Vic 3000, Australia

Invesco Hong Kong Limited
41/F, Citibank Tower
3 Garden Road, Central
Hong Kong

Invesco Senior Secured Management, Inc.
1166 Avenue of the Americas
New York, NY 10036

Invesco Canada Ltd.
5140 Yonge Street
Suite 800
Toronto, Ontario
M2N 6X7 Canada

Item 34.	Management Services

None.

Item 35.	Undertakings

Not applicable.

INDEX

Exhibit
Number	Description

a(1)(w)	Amendment No. 22, dated May 8, 2012, effective as of April 11, 2011, to Amended and Restated Agreement and Declaration of Trust of Registrant

a(1)(x)	Amendment No. 23, dated July 16, 2012, effective as of April 11, 2011, to Amended and Restated Agreement and Declaration of Trust of Registrant

d(1)(z)	Amendment No. 25, dated July 16, 2012, to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.

d(1)(aa)	Form of Amendment No. 26 to Master Investment Advisory Agreement between Registrant and Invesco Advisers, Inc.

d(2)(i)
Amendment No. 8, dated July 16, 2012, to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.)

d(2)(j)
Form of Amendment No. 9 to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd.)

e(1)(u)	Amendment No. 20, dated July 16, 2012, to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc.

e(1)(v)	Form of Amendment No. 21 to First Amended and Restated Master Distribution Agreement between Registrant and Invesco Distributors, Inc.

f(1)	Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2011

h(1)(m)	Amendment No. 12, dated July 1, 2012 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.

h(1)(n)	Amendment No. 13, dated July 16, 2012 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.

h(1)(o)	Form of Amendment No. 14 to the Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc.

h(2)(c)	Form of Amendment No. 2 to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Investment Services, Inc.

Exhibit
Number	Description

h(32)l)	Amendment No. 11, dated July 25, 2012, to the Participation Agreement, dated June 16, 1998, between Registrant and The Lincoln National Life Insurance Company

h(40)j	Amendment No. 9, dated July 25, 2012, to the Participation Agreement, dated October 15, 1998, between Registrant and Lincoln Life & Annuity Insurance Company of New York

h(53)(e)	Amendment No. 4, dated October 11, 2011, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of North America

h(54)(d)
Amendment No. 3, dated October 11, 2011, to the Participation Agreement, dated July 27, 1999, between Registrant and Allianz Life Insurance Company of New York (formerly, preferred Life Insurance Company of New York

h(72)(d)	Amendment No. 3, dated March 13, 2013, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life Insurance Company (formerly Phoenix Home Life Mutual Insurance Company)

h(73)(d)	Amendment No. 3, dated March 13, 2013, to the Participation Agreement, dated March 29, 2001, between Registrant and Phoenix Life and Annuity Company

h(74)(e)	Amendment No. 4, dated March 13, 2013, to the Participation Agreement, dated March 29, 2001, between Registrant and PHL Variable Insurance Company

h(85)(e)	Amendment No. 4, dated July 1, 2012, to the Participation Agreement, dated October 1, 2002, between Registrant and CMFG Life Insurance Company (formerly known as CUNA Brokerage Services, Inc.)

h(95)(c)	Amendment, dated April 1, 2012, to the Participation Agreement, dated April 30, 2004, between Registrant and Midland National Life Insurance Company

h(106)(d)	Amendment No. 3, dated May 1, 2011, to the Participation Agreement, dated April 30, 2004, between Registrant and Massachusetts Mutual Life Insurance Company

h(108)(e)	Amendment No. 4, dated May 1, 2012, to the Participation Agreement, dated July 1, 2005, between Registrant and AXA Equitable Life Insurance Company

h(117)(b)	Amendment No. 1, dated January 20, 2012, to the Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life & Annuity Company

h(118)(b)	Amendment No. 1, dated January 20, 2012, to the Participation Agreement, dated December 1, 2008, between Registrant and Pacific Life Insurance Company

h(127)	Participation Agreement, dated November 1, 2012, between Registrant and First Symetra National Life Insurance Company of New York

h(128)	Participation Agreement, dated January 17, 2013, between Registrant and Forethought Life Insurance Company

h(133)	Memorandum of Agreement, dated as of December 5, 2012, between Registrant, on behalf of certain funds, and Invesco Advisers, Inc., regarding advisory fee waivers

Exhibit
Number	Description

h(134)	Memorandum of Agreement, dated as of February 6, 2013, between Registrant, on behalf of all funds, and Invesco Advisers, Inc., regarding expense limitations

j(1)	Consent of Stradley Ronon Stevens & Young, LLP

j(2)	Consent of PricewaterhouseCoopers LLP

m(1)(t)	Amendment No. 19, to the Registrant’s Master Distribution Plan, dated December 1, 2011

m(1)(u)	Amendment No. 20, to the Registrant’s Master Distribution Plan, dated July 16, 2012

m(1)(v)	Form of Amendment No. 21 to the Registrant’s Master Distribution Plan

p(2)	Invesco Asset Management Limited Code of Ethics dated 2011, relating to Invesco UK

p(4)	Invesco Staff Ethics and Personal Share Dealing, dated January 2013, relating to Invesco Hong Kong Limited

p(5)
Invesco Ltd. Code of Conduct, revised October 2011, relating to Invesco Canada Ltd.; Invesco Canada Ltd., Policy No. D-6 Gifts and Entertainment, revised November 2011, and Policy No. D-7 Invesco Canada Personal Trading Policy, revised September 2012, together the Code of Ethics relating to Invesco Canada Ltd.

p(6)	Invesco Asset Management Deutschland GmbH Code of Ethics dated 2012, relating to Invesco Continental Europe

p(8)	Invesco Senior Secured Management Code of Ethics

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 24th day of April, 2013.

Registrant:	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
By:	/s/ Philip A. Taylor
Philip A. Taylor, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE
/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	April 24, 2013
/s/ David C. Arch* (David C. Arch)	Trustee	April 24, 2013
/s/ Frank S. Bayley* (Frank S. Bayley)	Trustee	April 24, 2013
/s/ James T. Bunch* (James T. Bunch)	Trustee	April 24, 2013
/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	April 24, 2013
/s/ Rod Dammeyer* (Rod Dammeyer)	Trustee	April 24, 2013
/s/ Albert R. Dowden* (Albert R. Dowden)	Trustee	April 24, 2013
/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	April 24, 2013
/s/ Jack M. Fields* (Jack M. Fields)	Trustee	April 24, 2013
/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	April 24, 2013
/s/ Larry Soll* (Larry Soll)	Trustee	April 24, 2013
/s/ Hugo F. Sonnenschein* (Hugo F. Sonnenschein)	Trustee	April 24, 2013

SIGNATURES	TITLE	DATE
/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	April 24, 2013
/s/ Wayne W. Whalen* (Wayne W. Whalen)	Trustee	April 24, 2013
/s/ Sheri Morris (Sheri Morris)	Vice President & Treasurer (Principal Financial and Accounting Officer)	April 24, 2013

*By /s/ Philip A. Taylor
Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney dated November 30, 2011, filed in Registrant’s Post-Effective Amendment No. 52 on January 6, 2011.